Filed with the Securities and Exchange Commission on April 11, 2019
REGISTRATION NO. 333-109688
INVESTMENT COMPANY ACT NO. 811-7924
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 20
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 95
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LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
(Exact Name of Registrant)
LINCOLN BENEFIT LIFE COMPANY
(Name of Depositor)

1221 N STREET, SUITE 200
LINCOLN, NEBRASKA 68508
(Address of Depositor's principal executive offices)
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FOROZAN NASERY
LINCOLN BENEFIT LIFE COMPANY
1221 N STREET, SUITE 200
LINCOLN, NEBRASKA 68508
(888) 674-3667
(Name, address and telephone number of agent for service)

Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on April 29, 2019 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485
[ ] on______ pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:

Units of interest in Separate Accounts under variable annuity contracts.

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The Consultant Solutions Variable Annuities
(Classic, Plus, Elite, Select)
Lincoln Benefit Life Company
Street Address: 5801 SW 6th Ave. Topeka, KS 66636
Mailing Address: P.O. Box 758561, Topeka, KS 66675-8561
Telephone Number: 800-457-7617 / Fax Number: 1-785-228-4584
1940 Act file number: 811-07924
1933 Act file number: 333-109688
Prospectus dated April 29, 2019

Lincoln Benefit Life Company (“Lincoln Benefit”) is the issuer of the following individual and group flexible premium deferred variable annuity contracts (each, a “Contract”):

•	Consultant Solutions Classic

•	Consultant Solutions Plus

•	Consultant Solutions Elite

•	Consultant Solutions Select
Effective November 30, 2006, this product is no longer being offered for sale.
This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Not all Contracts may be available in all states or through your sales representative. Please check with your sales representative for details.
This prospectus is being provided for informational or educational purposes only and does not take into account the investment objectives or financial situation of any client or prospective clients. The information is not intended as investment advice and is not a recommendation about managing or investing your retirement savings. Clients seeking information regarding their particular investment needs should contact a financial professional.
Each Contract currently offers several investment alternatives (“Investment Alternatives”). The Investment Alternatives include fixed account options (“Fixed Account Options”), depending on the Contract, and include various* variable sub-accounts (“Variable Sub-accounts”) of the Lincoln Benefit Life Variable Annuity Account (“Variable Account”). Each Variable Sub-account invests exclusively in shares of the following underlying funds (“Funds”):

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Fidelity® Variable Insurance Products
Goldman Sachs Variable Insurance Trust
Janus Aspen Series
Legg Mason Partners Variable Equity Trust
Legg Mason Partners Variable Income Trust
MFS® Variable Insurance Trust
MFS® Variable Insurance Trust II

Morgan Stanley Variable Insurance Fund, Inc. (VIF)
Oppenheimer Variable Account Funds
PIMCO Variable Insurance Trust
Rydex Variable Trust
T. Rowe Price Equity Series, Inc.
The Alger Portfolios
VanEck VIP Trust

*
Certain Variable Sub-Accounts are closed to Contract owners not invested in the specified Variable Sub-Accounts by a designated date. Please see the “Investment Alternatives: the Variable Accounts” section of this prospectus for more information.

Each Fund has multiple investment Portfolios ( “Portfolios” ). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your sales representative for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.
For Consultant Solutions Plus Contracts , each time you make a purchase payment, we will add to your Contract Value ( “Contract Value” ) a Credit Enhancement ( “Credit Enhancement” ) of up to 5% (depending on the issue age and your total purchase payments) of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.
We (Lincoln Benefit) have filed a Statement of Additional Information, dated April 29, 2019, with the Securities and Exchange Commission ( “SEC” ). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. The contents of the Statement of Additional Information are described below – see Table of Contents. For a free copy, please write or call us at the address or telephone number above or go to the SEC’s website (www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC’s website.

LBLCONSULTSOL

IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the annual and semi-annual shareholder reports for portfolios available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
You may elect to receive all future shareholder reports in paper free of charge by calling 1-800-457-7617. Your election to receive reports in paper will apply to all portfolios available under your contract.

IMPORTANT NOTICES
The SEC has not approved or disapproved the securities described in this prospectus, nor has it passed on the accuracy or the adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.
The Contracts may be distributed through broker-dealers that have relationships with banks or other financial institutions or by employees of such banks. However, the Contracts are not deposits in, or obligations of, or guaranteed or endorsed by, such institutions or any federal regulatory agency. Investment in the Contracts involves investment risks, including possible loss of principal.
The Contracts are not FDIC insured.

(i)

Glossary of Terms

Please refer to this list for the meaning of the following terms:
AB Factor- Is used to calculate the Accumulation benefit and is determined by the Rider Period and Guarantee Option you selected as of the Rider Date.
Accumulation Benefit- Is equal to the Benefit Base multiplied by the AB Factor.
TrueReturn Accumulation Benefit Option- An option that guarantees a minimum Contract Value on the “Rider Maturity Date.”
Accumulation Phase- The period that begins on the date we issue your Contract (“Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments.
Accumulation Unit- A unit of measurement used to measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase. To determine the number of Accumulation Units of each Variable Sub-account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-account by (ii) the Accumulation Unit Value of that Variable Sub-account next computed after we receive your payment or transfer.
Accumulation Unit Value- Each Variable Sub-Account has a separate value for its Accumulation Units (this is analogous to, but not the same as, the share price of a mutual fund).
Annual Increase Death Benefit Option- An option that, for an increased mortality and expense risk charge, provides for an increasing death benefit of 5% per year, subject to a cap.
Annuitant- The individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). The maximum age of the Annuitant on the date we receive the completed application for each Contract is 90.
Automatic Additions Program- A program that permits subsequent purchase payments of $100 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The Automatic Additions Program is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.
Automatic Portfolio Rebalancing Program- A program that provides for the automatic rebalancing of the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations after the performance of each Sub-Account causes a shift in the percentage you allocated to each Sub-Account.
Beneficiary(ies)- The person(s) or entity(ies), who will receive the benefits that the Contract provides when the last surviving Contract Owner dies, or, if the Contract Owner is a non-living person, an Annuitant dies. You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract.

•
Primary Beneficiary- the person who may, in accordance with the terms of the Contract, elect to receive the death settlement (“Death Proceeds”) or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

•
Contingent Beneficiary- the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

Benefit Base- An amount used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the “Benefit Base” is equal to the Contract Value. The Benefit Base will never be less than zero.
Benefit Payment- The amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment.
Benefit Payment Remaining- The amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years.
Benefit Year- The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year will coincide with (the same as) the Contract Year.

Code - The Internal Revenue Code of 1986, as amended
Co-Annuitant- An individual who will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered an Annuitant for purposes of determining the Payout Start Date. In addition, the “Death of Annuitant” provision of your Contract does not apply upon the death of the Co-Annuitant.
Contract*- Is an agreement between you, the Contract Owner, and Lincoln Benefit, a life insurance company.
Contract Anniversary- Each twelve-month period from the date of your contract’s issue date.
Contract Owner (“you”) - The person(s) having the privileges of ownership defined in the Contract.
Contract Value- During the Accumulation Phase, your contract value is equal to the sum of the value of your Accumulation Units in the Variable Sub-accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.
Contract Year- The annual period of time measured from the date we issue your Contract or a Contract Anniversary.
Credit Enhancement- For Consultant Solutions Plus Contracts, an amount added to your Contract Value each time you make a purchase payment, equal to 4% of the purchase payment if the oldest Contract Owner, or, if the Contract Owner is a non-living person, the oldest Annuitant, is age 85 or younger on the date we receive the completed application for the Contract (“Application Date”). If the oldest Contract Owner or, if the Owner is a non-living person, the oldest Annuitant is age 86 or older and 90 or younger on the Application Date, we will add to your Contract Value a Credit Enhancement equal to 2% of the purchase payment.
Dollar Cost Averaging Program- A program that, during the Accumulation Phase, automatically transfers a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts.
Due Proof of Death- Documentation needed when there is a request for payment of the death benefit. We will accept the following documentation as Due Proof of Death: a certified copy of death certificate, a certified copy of decree of a court of competent jurisdiction as to the finding of death, or any other proof acceptable to us.
Enhanced Earnings Death Benefit Option- An option available for an increased mortality and expense risk charge that provides a death benefit based on In-Force Premiums or In-Force Earnings.
Excess of Earnings Withdrawal- An amount equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.
Fixed Account Options – Investment options offered through our general account, including the Dollar Cost Averaging Fixed Account Option, the Standard Fixed Account Option, and the Market Value Adjusted Fixed Account Option.
Free Withdrawal Amount- An amount equal to 15% of all purchase payments (excluding Credit Enhancements for Consultant Solutions Plus Contracts) that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge.
Funds: Refers to the mutual funds in which each Variable Sub-Account invests.
Good Order: Good Order is the standard that we apply when we determine whether an instruction is satisfactory. An instruction will be considered in Good Order if it is received at our service center: (a) in a manner that is satisfactory to us such that it is sufficiently complete and clear that we do not need to exercise any discretion to follow such instruction and complies with all relevant laws and regulations; (b) on specific forms, or by other means we then permit (such as via telephone or electronic submission); and/or (c) with any signatures and dates as we may require. We will notify you if an instruction is not in Good Order.
Guarantee Period Account- An allocation that establishes a “Guarantee Period Account” within the Standard Fixed Account Option (“Standard Fixed Guarantee Period Account”) and provides a specific effective annual interest rate.
Guarantee Options- Options that, subject to specific investment requirements, provide an Accumulation Benefit. We currently offer two “Guarantee Options,” Guarantee Option 1 and Guarantee Option 2. The Guarantee Option you select has specific investment requirements, which are described in the “Investment Requirements” section and may depend upon the Rider Date.
* In certain states a Contract may be available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to “Contract” in this prospectus include certificates, unless the context requires otherwise. References to “Contract” also include all four Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.
Income Plan- A series of payments made on a scheduled basis to you or to another person designated by you.
Income Protection Benefit Option- An option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments, that guarantees your variable income payments under each of the Income Plans to which the option is applied will never be less than 85% of the initial variable amount income value

(“Income Protection Benefit”), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2.
In-Force Earnings- An amount equal to the current Contract Value less In-Force Premium. If this quantity is negative, then In-Force Earnings are equal to zero.
In-force Premium- An amount equal to the Contract Value on the Rider Date, plus the sum of all purchase payments, including any associated credit enhancements, made after the Rider Date, less the sum of all “Excess-of-Earnings Withdrawals” made after the Rider Date.
Investment Alternatives- Variable Sub-Accounts that invest in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio; please refer to the prospectuses for the Funds.
IRA Contract- A form of the Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Code may limit or modify your rights and privileges under the Contract. We use the term “Qualified Contract” to refer to a Contract issued as an IRA, 403(b), or with a Qualified Plan.
Issue Date- The date we issue your Contract.
Lincoln Benefit (“We”)- Lincoln Benefit is the issuer of the Contract and a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is 1221 N Street, Suite 200, Lincoln, NE 68508.
Market Value Adjustment- A calculation we apply to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under specified circumstances. The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates.
Maximum Anniversary Value (MAV) Death Benefit Option- An option available only if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 79 or younger on the Rider Application Date that provides the opportunity for an increased death benefit. On the date we issue the rider for this benefit (“Rider Date”), the MAV Death Benefit is equal to the Contract Value.
Payout Phase- The period of time that begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select.
Payout Start Date- The date we apply your money to provide income payments.
Payout Withdrawal- Your written request to terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value (“Withdrawal Value”), subject to a Payout Withdrawal Charge. If you withdraw the entire value of the remaining income payments, the Contract will terminate.
Portfolios- The underlying funds in which the Sub- Accounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.
Qualified Contracts- Contracts held in a plan which provides that the income on tax sheltered is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA.
Return of Premium (“ROP”) Death Benefit- A benefit that provides a death benefit equal to the sum of all purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts), reduced by a proportional withdrawal adjustment for each withdrawal.
Rider Date- The date the TrueReturn Accumulation Benefit Option was made a part of your Contract.
Rider Fee- An additional annual fee that you may pay if you elect certain optional benefits.
Rider Maturity Date- The date determined by the length of the Rider Period which you select, which must occur before the latest Payout Start Date (the later of the youngest Annuitant’s 99th birthday or the 10th Contract Anniversary).
Rider Period- The period of time that begins on the Rider Date and ends on the Rider Maturity Date.
Rider Trade-In Option- An option that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option (“New SureIncome Option”).
Right to Cancel- Your ability to cancel the Contract during the Trial Examination Period, and receive a refund (not including any Credit Enhancement).
Settlement Value - The amount paid in the event of a full withdrawal of the Contract Value.

Spousal Protection Benefit (Co-Annuitant) Option- An option that provides that the Co-Annuitant will be considered an Annuitant under the Contract during the Accumulation Phase except that the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date. In addition, the “Death of Annuitant” provision of your Contract does not apply on the death of the Co-Annuitant.
Standard Fixed Account Option- An option that, if you have selected the Consultant Solutions Classic Contract, allows you to allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a “Guarantee Period Account” within the Standard Fixed Account Option (“Standard Fixed Guarantee Period Account”), which is defined by the date of the allocation.
SureIncome Withdrawal Benefit Option- An option that provides a guaranteed withdrawal benefit and gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted.
Systematic Withdrawal Program- A program that permits you to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date.
Tax Qualified Contracts- Contracts held in a plan which provides that the income on tax sheltered is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA.
Transfer Period Account- Each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Account according to the percentage allocation for the model portfolio you selected.
Trial Examination Period- The period during which you may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20-day period after you receive the Contract, or such longer period that your state may require.
TrueBalanceSM Asset Allocation Program- A program that spreads Contract Value across a range of asset classes but is no longer offered for new enrollments.
Valuation Date- The term used to indicate a “business day,” which means each day Monday through Friday that the New York Stock Exchange is open for business. Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time).
Variable Account- An account for which the income, gains, and losses are determined separately from the results of our other operations. The Variable Account consists of multiple Variable Sub- Accounts, each of which is available under the Contract.
Variable Sub-Account- An investment in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies.
Withdrawal Benefit Factor- A factor used to determine the “Benefit Payment” and Benefit Payment Remaining, which currently equals 8%.
Withdrawal Benefit Payout Phase- The period of time during which the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase. The “Withdrawal Benefit Payout Start Date” is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. Once all scheduled payments have been paid, the Contract will terminate.

Overview of Contracts

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

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The Consultant Solutions Classic Contract has a mortality and expense risk charge of 1.25%, an administrative expense charge of 0.10%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

•
The Consultant Solutions Plus Contract offers a Credit Enhancement of up to 5% on purchase payments, a mortality and expense risk charge of 1.45%, an administrative expense charge of 0.10%*, and a withdrawal charge of up to 8.5% with an 8-year withdrawal charge period;

•
The Consultant Solutions Elite Contract has a mortality and expense risk charge of 1.60%, an administrative expense charge of 0.10%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period; and

•	The Consultant Solutions Select Contract has a mortality and expense risk charge of 1.70%, an administrative expense charge of 0.10%*, and no withdrawal charges.
Other differences among the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

*	The administrative expense charge may be increased, but will never exceed 0.25%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract.
The Contracts at a Glance

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information. Please note that these Contracts are no longer available for new sales. The information provided in this section is for informational purposes only.

Flexible Payments
We are no longer offering new Contracts. You can add to your Contract as often and as much as you like, but each subsequent payment must be at least $1,000 ($100 for automatic payments).

We reserve the right to accept a lesser initial purchase payment amount for each Contract. We may limit the cumulative amount of purchase payments to a maximum of $1,000,000 in any Contract. You must maintain a minimum Contract Value of $1,000.

For Consultant Solutions Plus Contracts, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement of up to 5% of such purchase payment.

Trial Examination Period
You may cancel your Contract within 20 days of receipt or any longer period as your state may require (“Trial Examination Period”). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the Variable Account, including the deduction of mortality and expense risk charges and administrative expense charges. If you cancel your Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. The amount you receive will be less applicable federal and state income tax withholding. See “Trial Examination Period” for details.

Expenses
Each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-account. You also will bear the following expenses:

Consultant Solutions Classic Contracts

• Annual mortality and expense risk charge equal to 1.25% of daily net assets.

• Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

Consultant Solutions Plus Contracts

• Annual mortality and expense risk charge equal to 1.45% of daily net assets.

• Withdrawal charges ranging from 0% to 8.5% of purchase payments withdrawn.

Consultant Solutions Elite Contracts

• Annual mortality and expense risk charge equal to 1.60% of daily net assets.

• Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

Consultant Solutions Select Contracts

• Annual mortality and expense risk charge equal to 1.70% of daily net assets.

• No withdrawal charges.

All Contracts

• Annual administrative expense charge of 0.10% daily net assets (up to 0.25% for future Contracts).

• Annual contract maintenance charge of $40 (reduced to $30 if Contract Value is at least $2000 and waived in certain cases).

• If you select the Maximum Anniversary Value (MAV) Enhanced Death Benefit Option (“MAV Death Benefit Option”), you will pay an additional mortality and expense risk charge of 0.20% (up to 0.50% for Options added in the future).

• If you select the Annual Increase Enhanced Death Benefit Option (“Annual Increase Death Benefit Option”), you will pay an additional mortality and expense risk charge of 0.30% (up to 0.50% for options added in the future).

• If you select the Enhanced Earnings Death Benefit Option, you will pay an additional mortality and expense risk charge of 0.25% or 0.40% (up to 0.35% or 0.50% for Options added in the future) depending on the age of the oldest Owner, the Co-Annuitant, and/or oldest Annuitant on the date we receive the completed application or request to add the benefit, whichever is later (“Rider Application Date”).

• If you select the TrueReturn Accumulation Benefit Option, you would pay an additional annual fee (“Rider Fee”) of 0.50% (up to 1.25% for Options added in the future) of the Benefit Base in effect on each Contract anniversary (“Contract Anniversary”) during the Rider Period. You may not select the TrueReturn Accumulation Benefit Option together with the SureIncome Withdrawal Benefit Option.

• If you select the SureIncome Withdrawal Benefit Option (“SureIncome Option”), you would pay an additional annual fee (“SureIncome Option Fee”) of 0.50% (up to 1.25% for Options added in the future) of the Benefit Base on each Contract Anniversary (See the SureIncome Option Fee section). You may not select the SureIncome Option together with the TrueReturn Accumulation Benefit Option.

• If you select the Income Protection Benefit Option, you will pay an additional mortality and expense risk charge of 0.50% (up to 0.75% for Options added in the future) during the Payout Phase of your Contract.

• If you select the Spousal Protection Benefit (Co-Annuitant) Option, you would pay an additional annual fee (“Rider Fee”) of 0.10% (up to 0.15% for Options added in the future) of the Contract Value (“Contract Value”) on each Contract Anniversary. This Option is available only for Individual Retirement Annuity (“IRA”) Contracts qualified under Section 408 of the Code. For Contracts purchased on or after May 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time. No Rider Fee is charged for the Spousal Protection Benefit (Co-Annuitant) Option for Contract Owners who added the Option prior to May 1, 2005.

• Transfer fee equal to 1.00% (subject to increase to up to 2.00%) of the amount transferred after the 12th transfer in any Contract Year (“Contract Year”), but not more than $25. A Contract Year is measured from the date we issue your Contract or a Contract Anniversary.

• State premium tax (if your state imposes one)

• Not all Options are available in all states

• We may discontinue offering any of these Options at any time.

Investment Alternatives
Each Contract offers several investment alternatives including:

• Fixed Account Options that credit interest at rates we guarantee, and

• Variable Sub-accounts investing in Portfolios offering professional money management by these investment advisers:

• Fidelity® Management & Research Company (FMR)

• Fred Alger Management, Inc.

• Goldman Sachs Asset Management, L.P.

• Guggenheim Investments

• Invesco Advisers, Inc.

• Janus Capital Management LLC

• Legg Mason Partners Fund Advisor, LLC

• MFS® Investment Management

• Morgan Stanley Investment Management Inc.

• OppenheimerFunds, Inc.

• Pacific Investment Management Company LLC

• T. Rowe Price Associates, Inc.

• Van Eck Associates Corporation

Not all Fixed Account Options are available in all states or with all Contracts.

To find out current rates being paid on the Fixed Account Option(s), or to find out how the Variable Sub-accounts have performed, please call us at 800-457-7617.

Special Services
For your convenience, we offer these special services:

• Automatic Portfolio Rebalancing Program

• Automatic Additions Program

• Dollar Cost Averaging Program

• Systematic Withdrawal Program

• TrueBalanceSM Asset Allocation Program

8

Income Payments
You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways (you may select more than one income plan):

• life income with guaranteed number of payments

• joint and survivor life income with guaranteed number of payments

• guaranteed number of payments for a specified period

• life income with cash refund

• joint life income with cash refund

• life income with installment refund

• joint life income with installment refund

In addition, we offer an Income Protection Benefit Option that guarantees that your variable income payments will not fall below a certain level.

Death Benefits
If you die before the Payout Start Date, we will pay a death benefit subject to the conditions described in the Contract. In addition to the death benefit included in your Contract (“ROP Death Benefit”), the death benefit options we currently offer include:

• MAV Death Benefit Option;

• Annual Increase Death Benefit Option; and

• Enhanced Earnings Death Benefit Option.

Transfers
Before the Payout Start Date, you may transfer your Contract Value among the investment alternatives, with certain restrictions. The minimum amount you may transfer is $100 or the amount remaining in the investment alternative, if less. The minimum amount that can be transferred into the Standard Fixed Account or Market Value Adjusted Account Options is $100.

A charge may apply after the 12th transfer in each Contract Year.

Withdrawals
You may withdraw some or all of your Contract Value at any time during the Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $50 at a time. If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless the SureIncome Withdrawal Benefit Option is in effect under your Contract. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge and a Market Value Adjustment may also apply.

How the Contracts Work

Each Contract basically works in two ways.
First, each Contract can help you (we assume you are the “Contract Owner”) save for retirement because you can invest in your Contract’s investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the “Accumulation Phase” of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the “Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.
Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these “Income Plans”) described in the “Income

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Payments” section of this prospectus. You receive income payments during what we call the “Payout Phase” of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.
The timeline below illustrates how you might use your Contract.

Other income payment options are also available. See “Income Payments.”
As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See “The Contracts.” In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See “Death Benefits.”
Please call us at 800-457-7617 if you have any question about how the Contracts work.
Expense Tables

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see “Expenses,” below. For more information about Portfolio expenses, please refer to the prospectuses for the Portfolios.
Contract Owner Transaction Expenses
Withdrawal Charge (as a percentage of purchase payments withdrawn)*

	Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
Contract:	0	1	2	3	4	5	6	7	8+
Consultant Solutions Classic	7%	7%	6%	5%	4%	3%	2%	0%	0%
Consultant Solutions Plus	8.5%	8.5%	8.5%	7.5%	6.5%	5.5%	4%	2.5%	0%
Consultant Solutions Elite:	7%	6%	5%	0%	0%	0%	0%	0%	0%
Consultant Solutions Select:	None

All Contracts:
Annual Contract Maintenance Charge	$40**
Transfer Fee	up to 2.00% of the amount transferred, but not more than $25***
Premium Taxes	0% to 3.50% of Purchase Payment****
Loan Interest Rate	7.25%*****
* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge (“Free Withdrawal Amount”). See “Withdrawal Charges” for more information.
** Reduced to $30 if Contract Value is not less than $2000, and waived in certain cases. See “Expenses.”
*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred, however, we reserve the right to raise the transfer fee to up to 2.00% of the amount transferred. The transfer fee will never be greater than $25.
**** Some States charge premium taxes that generally range from 0 to 3.5%. We are responsible for paying these taxes and will deduct them from your Contract Value. Our current practice is to not charge for these taxes until the Payout Start Date or surrender of the Contract. See “Premium Taxes” for more information.
***** For more information, see “Contract Loans for 403(b) Contracts.” The loan interest rate is subject to change.

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Variable Account Annual Expenses (as a percentage of daily net asset value deducted from each Variable Sub-account)
If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

Basic Contract (without any optional benefit)	Mortality and Expense Risk Charge	Administrative Expense Charge*	Total Variable Account Annual Expense
Consultant Solutions Classic	1.25%	0.10%	1.35%
Consultant Solutions Plus	1.45%	0.10%	1.55%
Consultant Solutions Elite	1.60%	0.10%	1.70%
Consultant Solutions Select	1.70%	0.10%	1.80%
* We reserve the right to raise the administrative expense charge to 0.25%. If we increase this charge, we will amend the prospectus, accordingly. However, we will not increase the charge once we issue your Contract.
Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

MAV Death Benefit Option	Currently 0.20%, up to a maximum of 0.50% for Options added in the future *
Annual Increase Death Benefit Option	Currently 0.30%, up to a maximum of 0.50% for Options added in the future *
Enhanced Earnings Death Benefit Option (issue age 0-70)	Currently 0.25%, up to a maximum of 0.35% for Options added in the future *
Enhanced Earnings Death Benefit Option (issue age 71-79)	Currently 0.40%, up to a maximum of 0.50% for Options added in the future *
If you select the Options with the highest possible combination of mortality and expense risk charges during the Accumulation Phase, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the MAV Death Benefit Option, Annual Increase Death Benefit Option, and Enhanced Earnings Death Benefit Option (issue age 71-79)	Mortality and Expense Risk Charge*	Administrative Expense Charge*	Total Variable Account Annual Expense
Consultant Solutions Classic	2.15%	0.10%	2.25%
Consultant Solutions Plus	2.35%	0.10%	2.45%
Consultant Solutions Elite	2.50%	0.10%	2.60%
Consultant Solutions Select	2.60%	0.10%	2.70%
* As described above the administrative expense charge and the mortality and expense charge for certain Options may be higher in the future if you add this Option to your Contract. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract. If we increase any of these charges, we will amend the prospectus, accordingly.
TrueReturn Accumulation Benefit Option Annual Fee
(annual rate as a percentage of Benefit Base on a Contract Anniversary)

TrueReturn Accumulation Benefit Option	Currently 0.50%, up to a maximum of 1.25% for Options added in the future. *
* If we increase this charge, we will amend the prospectus, accordingly. See “TrueReturn Accumulation Benefit Option” for details.
Spousal Protection Benefit (Co-Annuitant) Option Annual Fee
(annual rate as a percentage of Contract Value on a Contract Anniversary)

Spousal Protection Benefit (Co-Annuitant) Option	Currently 0.10%, up to a maximum of 0.15% for Options added in the future *
* For Options added on or after 5/1/2005. If we increase this charge, we will amend the prospectus, accordingly. See “Spousal Protection Benefit (Co-Annuitant) Option” for details.

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SureIncome Option Fee
(annual rate as a percentage of Benefit Base on a Contract Anniversary)

SureIncome Withdrawal Benefit Option	Currently 0.50%, up to a maximum of 1.25% for SureIncome Options added in the future *
* If we increase this charge, we will amend the prospectus, accordingly. See “SureIncome Withdrawal Benefit Option” for details.
Income Protection Benefit Option Fee (Payout Phase only)*
(as a percentage of daily net assets)

Income Protection Benefit Option	Currently 0.50%, up to a maximum of 0.75% for Options added in the future*
* See “Income Payments – Income Protection Benefit Option,” below, for a description of the Income Protection Benefit Option. You may add this Option when you elect to receive annuity benefits. We begin to deduct the charge for this Option on the Payout Start Date. Currently, the charge for this Option is 0.50% of the daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. We will charge you the Option charge in effect when you choose to apply this Option to your Contract. We reserve the right to raise the Income Protection Benefit Option charge to up to 0.75%. If we increase this charge, we will amend the prospectus accordingly. Once your Income Protection Benefit Option is in effect, however, we will not change the option charge you will pay for this Option. See “Expenses – Mortality and Expense Risk Charge,” below, for details.
Portfolio Annual Expenses – Minimum and Maximum
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisors and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios’ expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio’s fees and expenses appears in the second table below and in the prospectus for each Portfolio.

	Minimum	Maximum
Total Annual Portfolio Operating Expenses(1) (expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or services (12b-1) fees, and other expenses)	0.35%	1.62%

(1)	Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2018.
EXPENSE EXAMPLES
These examples are intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.
The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

•	invested $10,000 in the Contract for the time periods indicated;

•	earned a 5% annual return on your investment;

•	allocate all of your Account Value to the sub-Account with the Maximum Total Annual Portfolio Operating Expenses as listed in the Expense Table, and these remain the same each year*

•
elected the MAV Death Benefit Option and the Annual Increase Death Benefit Option; the Enhanced Earnings Death Benefit Option (assuming issue age 71-79); the Spousal Protection Benefit (Co-Annuitant) Option; and the TrueReturn Accumulation Benefit Option or SureIncome Withdrawal Benefit Option.**

The examples also assume:

•	No tax charge applies.

•	For each charge, we deduct the maximum charge rather than current charge.

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•	You make no transfers, or other transactions for which we charge a fee.

Amounts shown in the examples are rounded to the nearest dollar.
*    Note: Not all Portfolios offered as Sub-accounts may be available depending on optional benefit selection, the applicable jurisdiction and selling firm.
**    Note: The combination of optional benefits represents the maximum optional benefit charge.
THE EXAMPLES ARE ILLUSTRATIVE ONLY. THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE UNDERLYING PORTFOLIOS. ACTUAL EXPENSES WILL BE LESS THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.

	CONSULTANT SOLUTIONS CLASSIC
	Assuming Maximum Total Annual Portfolio Operating Expenses
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,324	$2,454	$3,458	$5,956
If you annuitize your annuity at the end of the applicable time period: [1]	$624	$1,854	$3,058	$5,956
If you do not surrender your annuity:	$624	$1,854	$3,058	$5,956

	CONSULTANT SOLUTIONS PLUS
	Assuming Maximum Total Annual Portfolio Operating Expenses
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,494	$2,760	$3,796	$6,102
If you annuitize your annuity at the end of the applicable time period: [1]	$644	$1,910	$3,146	$6,102
If you do not surrender your annuity:	$644	$1,910	$3,146	$6,102

	CONSULTANT SOLUTIONS ELITE
	Assuming Maximum Total Annual Portfolio Operating Expenses
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,359	$2,453	$3,211	$6,209
If you annuitize your annuity at the end of the applicable time period: [1]	$659	$1,953	$3,211	$6,209
If you do not surrender your annuity:	$659	$1,953	$3,211	$6,209

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	CONSULTANT SOLUTIONS SELECT
	Assuming Maximum Total Annual Portfolio Operating Expenses
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$670	$1,981	$3,255	$6,280
If you annuitize your annuity at the end of the applicable time period: [1]	$670	$1,981	$3,255	$6,280
If you do not surrender your annuity:	$670	$1,981	$3,255	$6,280
1 Your ability to annuitize within the first 30 days of the first Annuity Year may be limited.
Financial Information

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the “Accumulation Unit.” Each Variable Sub-Account has a separate value for its Accumulation Units we call “Accumulation Unit Value.” Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.
Accumulation Unit Values for the lowest and highest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are shown in Appendix H of this prospectus. The Statement of Additional Information contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The financial statements of Lincoln Benefit and the financial statements of the Variable Account, which are comprised of the financial statements of the underlying sub-accounts, appear in the Statement of Additional Information.

The Contracts

Please note that these Contracts are no longer available for new sales. The information provided in this section is for informational purposes only.
CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Lincoln Benefit, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

•	the investment alternatives during the Accumulation and Payout Phases,

•	the amount and timing of your purchase payments and withdrawals,

•	the programs you want to use to invest or withdraw money,

•	the income payment plan(s) you want to use to receive retirement income,

•	the Annuitant (either yourself or someone else) on whose life the income payments will be based,

•
the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner dies, or, if the Contract Owner is a non-living person, an Annuitant dies, and

•	any other rights that the Contract provides, including restricting income payments to Beneficiaries.
If you die prior to the Payout Start Date, any surviving joint Contract Owner, or, if none, the Beneficiary, may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.
If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a non-living person, we will pay the death benefit to the current Contract Owner.
The Contract cannot be jointly owned by both a living and a non-living person. The Consultant Solutions Select is not available for purchase by non-living persons. The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.
If you select the MAV Death Benefit Option, the Annual Increase Death Benefit Option, or the Enhanced Earnings Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently 79. If you select the Spousal Protection

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Benefit (Co-Annuitant) Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 90. If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 85.
The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Code may limit or modify your rights and privileges under the Contract. We use the term “Qualified Contract” to refer to a Contract issued as an IRA, 403(b), or with a Qualified Plan.
Except for certain Qualified Contracts, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under Qualified Contracts. Please consult with a tax advisor prior to making a request for a change of Contract Owner.
ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). If the Contract is a Non-Qualified Contract, you also may designate a joint Annuitant, who is a second person on whose life income payments depend. Additional restrictions may apply in the case of Qualified Plans. The maximum age of the Annuitant on the date we receive the completed application for each Contract is 90.
If the Owner is a living person, the Owner may change the Annuitant before the Payout Start Date by written request in a form satisfactory to us. Once we accept a change, it takes effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it.
If you select the MAV Death Benefit Option, Annual Increase Death Benefit Option, or Enhanced Earnings Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is 79.
If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application date is age 90. If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date. If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is currently age 85.
If you select an Income Plan that depends on the Annuitant or a joint Annuitant’s life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.
CO-ANNUITANT
Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option must name their spouse as a Co-Annuitant:

•	the individually owned Contract must be either a traditional, Roth or Simplified Employee Pension IRA;

•	the Contract Owner must be age 90 or younger on the Rider Application Date;

•	and the Co-Annuitant must be age 79 or younger on the Rider Application Date; and

•	the Co-Annuitant must be the sole Primary Beneficiary under the Contract.
Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date and the “Death of Annuitant” provision of your Contract does not apply upon the death of the Co-Annuitant. If you are single when you purchase this Contract, and are married later, you may add the Spousal Protection Benefit Option within six months of your marriage only if you provide proof of marriage in a form satisfactory to us. You may change the Co-Annuitant to a new spouse within six months of re-marriage only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. The Co-Annuitant will be considered an Owner for the purposes of determining the age or birthday of the Owners under the MAV Death Benefit Option, the Annual Increase Death Benefit Option and the Enhanced Earnings Death Benefit Option. See “Spousal Protection Benefit Option and Death of Co-Annuitant” for more information.
BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement (“Death Proceeds”) or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to

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continue. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.
You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.
You may restrict income payments to Beneficiaries. We will provide a form to be signed by you and filed with us. Once we accept the form, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.
If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

•	your spouse or, if he or she is no longer living,

•	your surviving children equally, or if you have no surviving children,

•	your estate.
If more than one Beneficiary survives you, we will divide the death benefit among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the death benefit in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract owner is not a living person), the remaining Beneficiaries in that class will divide the deceased Beneficiary’s share in proportion to the original share of the remaining Beneficiaries.
For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant (“Living Person A”) has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant (“Living Person B”), Living Person A must survive Living Person B by at least 24 hours. Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.
Where there are multiple Beneficiaries, we will only value the death proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any death proceed amounts attributable to any Beneficiary which remain in the Variable Sub-accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the death proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death proceeds. Each Beneficiary will exercise all rights related to his or her share of the death proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.
If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.
MODIFICATION OF THE CONTRACT
Only a Lincoln Benefit officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.
ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with an attorney before trying to assign periodic income payments under your Contract.

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Purchases

MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for Classic Contracts is $1,200 (Qualified or Non-Qualified Contracts); the minimum initial purchase payment for all other Non-Qualified Contracts is $10,000 ($2,000 for Qualified Contracts). All subsequent purchase payments under a Contract must be $1,000 or more ($100 for automatic payments). For Consultant Solutions Plus Contracts, purchase payments do not include any Credit Enhancements. You may make purchase payments at any time prior to the Payout Start Date; however, any additional payments after the initial purchase payment may be limited in some states. Please consult with your representative for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of our issuance of a Contract and/or acceptance of purchase payments.
AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $100 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The Automatic Additions Program is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.
ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percent that total 100% or in whole dollars. You can change your allocations by calling 1-800-457-7617.
We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will affect any change in allocation instructions at the time we receive written notice of the change in good order.
For Consultant Solutions Select Contracts, the maximum amount that can be allocated during any single day to certain selected funds is $25,000. Please see the current list of funds affected by this restriction in the “Transfers During The Accumulation Phase” section of this prospectus.
We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office in Good Order.
We use the term “business day” to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as “Valuation Dates.” Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed for the next Valuation Date.
There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value or make a purchase or redemption request.
With respect to both your initial purchase payment and any subsequent purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.
CREDIT ENHANCEMENT
For Consultant Solutions Plus Contracts, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment if the oldest Contract Owner, or, if the Contract Owner is a non-living person, the oldest Annuitant, is age 85 or younger on the date we receive the completed application for the Contract (“Application Date”). If the oldest Contract Owner or, if the Owner is a non-living person, the oldest Annuitant is age 86 or older and 90 or younger on the

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Application Date, we will add to your Contract Value a Credit Enhancement equal to 2% of the purchase payment. The thresholds apply individually to each Consultant Solutions Plus Contract you own. The additional Credit Enhancements and their corresponding thresholds are as follows:

Additional Credit Enhancement for Large Contracts	Cumulative Purchase Payments less Cumulative Withdrawals must exceed:
0.50% of the purchase payment	$500,000
1.00% of the purchase payment	$1,000,000
If, during the first Contract Year only, the cumulative purchase payments less cumulative withdrawals exceed the thresholds, the additional credit enhancement will apply to prior purchase payments, less cumulative withdrawals, and will be added to the Contract Value as of the date of the most recent purchase payment. The additional credit enhancement will be applied only once to any given purchase payment, current or prior.
If you exercise your right to cancel the Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See “Trial Examination Period” below for details. The Consultant Solutions Plus Contract may not be available in all states.
We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the most recent purchase payment. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.
We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See “Expenses.” Under certain circumstances (such as a period of poor Sub-account performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.
TRIAL EXAMINATION PERIOD
You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. If you exercise this “Right to Cancel,” the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payments or the Contract Value. The amount you receive will be less applicable federal and state income tax withholding.
For Consultant Solutions Plus Contracts, we have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Trial Examination Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement. In states where required, we will return the amount of your purchase payments. In other states, we will return the amount of your purchase payments, reduced by the amount of any mortality and expense risk charges and administrative expense charges deducted prior to cancellation, and adjusted by any investment gain or loss associated with:

•	your Variable Account purchase payments; and

•	any portion of the Credit Enhancement assigned to the Variable Sub-accounts.
We reserve the right to allocate your purchase payments to the Fidelity® VIP Government Money Market Portfolio - Service Class 2 Sub-Account during the Trial Examination Period. For Contracts purchased in California by persons age 60 and older, you may elect to defer until the end of the Trial Examination Period allocation of your purchase payment to the Variable Sub-accounts. Unless you instruct otherwise, upon making this election, your purchase payment will be allocated to the Fidelity® VIP Government Money Market Portfolio - Service Class 2 Sub-Account. On the next Valuation Date 40 day after the issue date, your Contract Value will then be reallocated in accordance with your most recent investment allocation instructions.
State laws vary and may require a different period, other variations or adjustments. Please refer to your Contract for any state specific information.
Contract Loans for 403(b) Contracts

Subject to the restrictions described below, we will make loans to the Contract Owner of a Contract used in connection with a Tax-Sheltered Annuity Plan (“TSA Plan”) under Section 403(b) of the Code. Such loans may not be available in all states. Loans are not available under non-qualified Contracts. We will only make loans after the right to cancel period and before the Payout Start Date. All

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loans are subject to the terms of the Contract, the relevant qualified plan, and the Code, which impose restrictions on loans. Loans may not be available with all rider options.
We will not make a loan to you if the total of the requested loan and your unpaid outstanding loans will be greater than the amount available for full withdrawal, including any applicable Market Value Adjustment, under your Contract on the date of the loan. In addition, you may not borrow a loan if the total of the requested loan and all of your loans under TSA Plans with the same employer is more than the lesser of (a) or (b) where:

(a)	equals $50,000 minus the excess of the highest outstanding loan balance during the prior 12 months over the current outstanding loan balance; and

(b)	equals the greater of $10,000 or half of the amount available for full withdrawal.
The minimum loan amount is $1,000.
To request a Contract loan, write to us at the address given on the first page of the prospectus. You alone are responsible for ensuring that your loan and repayments comply with tax requirements. Some of these requirements are stated in Section 72 of the Code. Please seek advice from your plan administrator or tax advisor.
When we make a loan, we will transfer an amount equal to the loan amount from the Variable Account and/or the Fixed Account Options to the Loan Account as collateral for the loan. The Loan Account is an account established for amounts transferred from the Variable Sub-accounts or Fixed Account Options as security for an outstanding Contract loan. We will transfer to the Loan Account amounts from each Variable Sub-account in proportion to the total assets in all Variable Sub-accounts. If your loan amount is greater than your Contract Value in the Variable Sub-accounts, we will transfer the remaining required collateral from the Market Value Adjusted or Standard Fixed Account Option. If your loan amount is greater than your contract value in the Variable Sub-accounts and the Market Value Adjusted or Standard Fixed Account Option, we will transfer the remaining required collateral from the Dollar Cost Averaging Fixed Account Options.
We will not charge a Withdrawal Charge on the loan or on the transfer from the Variable Sub-accounts or any of the Fixed Account Options. We may, however, apply a Market Value Adjustment to a transfer from the Market Value Adjusted Fixed Account to the Loan Account. If we do, we will increase or decrease the amount remaining in the Market Value Adjusted Fixed Account by the amount of the Market Value Adjustment, so that the net amount transferred to the Loan Account will equal the desired loan amount. We will charge a Withdrawal Charge and apply a Market Value Adjustment, if applicable, on a distribution to repay the loan in full, in the event of loan default.
We will credit interest to the amounts in the Loan Account. The annual interest rate credited to the Loan Account will be the greater of: (a) an annual effective rate of 3%; or (b) the loan interest rate minus 2.25%. The value of the amounts in the Loan Account are not affected by the changes in the value of the Variable Sub-accounts.
When you take out a loan, we will set the loan interest rate. That rate will apply to your loan until it is repaid. From time to time, we may change the loan interest rate applicable to new loans. We also reserve the right to change the terms of new loans.
We will subtract the outstanding Contract loan balance, including accrued but unpaid interest, from:

(1)	the Death Proceeds;

(2)	full withdrawal proceeds;

(3)	the amount available for partial withdrawal; and

(4)	the amount applied on the Payout Start Date to provide income payments.
If a New Owner elects to continue the Contract under Death of Owner Option D, the new Contract Value will be reduced by the amount of the loan outstanding plus accrued interest and the loan will be canceled.
Usually you must repay a Contract loan within five years of the date the loan is made. Scheduled payments must be level, amortized over the repayment period, and made at least quarterly. We may permit a repayment period of 15 or 30 years if the loan proceeds are used to acquire your principal residence. We may also permit other repayment periods.
You must mark your loan repayments as such. We will assume that any payment received from you is a Purchase Payment, unless you tell us otherwise. Generally, loan payments are allocated to the Variable Sub-account(s) in the proportion that you have selected for your most recent Purchase Payment. Allocations of loan payments are not permitted to the Fixed Accounts (Standard Fixed Account, Market Value Adjusted Account, and Dollar Cost Averaging Fixed Account Option). If your Purchase Payment allocation includes any of the Fixed Accounts, the percentages allocated to the Fixed Accounts will be allocated instead to the Fidelity® VIP Government Money Market, Service Class 2 Sub-account.
If you do not make a loan payment when due, we will continue to charge interest on your loan. We also will declare the entire loan in default. We will subtract the defaulted loan balance plus accrued interest from any future distribution under the Contract and keep it in payment of your loan. Any defaulted amount plus interest will be treated as a distribution for tax purposes (as permitted by law). As a

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result, you may be required to pay taxes on the defaulted amount and incur the early withdrawal tax penalty. Until we are permitted by law to extinguish a defaulted loan, we will continue to charge interest and add unpaid interest to your outstanding loan balance.
Any outstanding loan balance not paid back under plan rules after termination of employment becomes taxable in the year of default.  Under the Tax Cuts and Jobs Act, for defaults related to termination of employment after 2017, an individual has until the due date of that year’s return (including extensions) to roll over the outstanding loan amount to an IRA or qualified employer plan.
If the total loan balance exceeds the amount available for full withdrawal, we will mail written notice to your last known address. The notice will state the amount needed to maintain the Contract in force. If we do not receive payment of this amount within 31 days after we mail this notice, we will terminate your Contract.
We may defer making any loan for 6 months after you ask us for a loan, unless the loan is to pay a premium to us.
Contract Value

On the Issue Date, the Contract Value is equal to your initial purchase payment (for Consultant Solutions Plus Contracts, your initial purchase payment plus the Credit Enhancement).
Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.
ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-account by (ii) the Accumulation Unit Value of that Variable Sub-account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-account when the Accumulation Unit Value for the Sub-account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-account to your Contract. For Consultant Solutions Plus Contracts, we would credit your Contract additional Accumulation Units of the Variable Sub-account to reflect the Credit Enhancement paid on your purchase payment. See “Credit Enhancement.” Withdrawals and transfers from a Variable Sub-account would, of course, reduce the number of Accumulation Units of that Sub-account allocated to your Contract.
ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

•	changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

•
the deduction of amounts reflecting the mortality and expense risk charge and, administrative expense charge, and the cost of each optional benefit since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.
We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.
You should refer to the prospectuses for the Funds for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.
TRUERETURN ACCUMULATION BENEFIT OPTION
We offer the TrueReturn Accumulation Benefit Option, which is available for an additional fee. The TrueReturn Accumulation Benefit Option guarantees a minimum Contract Value on the “Rider Maturity Date.” The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See “Termination of the TrueReturn Accumulation Benefit Option” below for details on termination.
The TrueReturn Accumulation Benefit Option is available at time of application for the Contract, or the date we receive a written request to add the option, whichever is later, subject to availability and issue requirements. Currently, you may not add the TrueReturn Option to your Contract after Contract issue without prior approval if your Contract Value is greater than $1,000,000 at the time you try to add the TrueReturn Option. Currently, you may have only one TrueReturn Accumulation Benefit Option in effect on your Contract at one time. You may have only either the TrueReturn Accumulation Benefit Option or the SureIncome Option in effect on your Contract at one time. The TrueReturn Accumulation Benefit Option has no maximum issue age, however the Rider

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Maturity Date must occur before the latest Payout Start Date, which is the later of the youngest Annuitant’s 99th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Accumulation Benefit Option may be cancelled at any time on or after the 5th Rider Anniversary by:

•	notifying us in writing in a form satisfactory to us; or

•
changing your investment allocations or making other changes so that that the allocation of investment alternatives no longer adheres to the investment requirements for the TrueReturn Accumulation Benefit Option. For more information regarding investment requirements for this Option, see the “Investment Requirements” section below.

The “Rider Anniversary” is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Accumulation Benefit Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Accumulation Benefit Option that was added to your Contract prior to the implementation date of the change.
When you add the TrueReturn Accumulation Benefit Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The “Rider Period” begins on the Rider Date and ends on the Rider Maturity Date. The “Rider Date” is the date the TrueReturn Accumulation Benefit Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 20 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. We currently offer two “Guarantee Options,” Guarantee Option 1 and Guarantee Option 2. The Guarantee Option you select has specific investment requirements, which are described in the “Investment Requirements” section below and may depend upon the Rider Date. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.
The TrueReturn Accumulation Benefit Option may not be available in all states. We may discontinue offering the TrueReturn Accumulation Benefit Option at any time.
Accumulation Benefit.
On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the Fidelity® VIP Government Money Market - Service Class II Variable Sub-account. You may transfer the excess amount out of the Fidelity® VIP Government Money Market - Service Class II Variable Sub-account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Accumulation Benefit Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Accumulation Benefit Option provides no additional benefit.
The “Accumulation Benefit” is equal to the Benefit Base multiplied by the AB Factor. The “AB Factor” is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

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AB Factors
Rider Period (number of years)	Guarantee Option 1	Guarantee Option 2
8	100.0%	NA
9	112.5%	NA
10	125.0%	100.0%
11	137.5%	110.0%
12	150.0%	120.0%
13	162.5%	130.0%
14	175.0%	140.0%
15	187.5%	150.0%
16	200.0%	160.0%
17	212.5%	170.0%
18	225.0%	180.0%
19	237.5%	190.0%
20	250.0%	200.0%
The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.
Example 1: Guarantee Option 1

Guarantee Option:	1
Rider Period:	15
AB Factor:	187.5%
Rider Date:	1/2/04
Rider Maturity Date:	1/2/19
Benefit Base on Rider Date:	$50,000
Benefit Base on rider Maturity Date:	$50,000

On the Rider Maturity Date (1/2/19):
Accumulation Benefit	= Benefit Base on Rider Maturity Date × AB Factor
= $50,000 × 187.5%
= $93,750
Example 2: Guarantee Option 2

Guarantee Option:	2
Rider Period:	15
AB Factor:	150.0%
Rider Date:	1/2/04
Rider Maturity Date:	1/2/19
Benefit Base on Rider Date:	$50,000
Benefit Base on rider Maturity Date:	$50,000

On the Rider Maturity Date (1/2/19):
Accumulation Benefit	= Benefit Base on Rider Maturity Date × AB Factor
= $50,000 × 150.0%
= $75,000
Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See “Investment Requirements” below for more information.

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Benefit Base.
The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the “Benefit Base” is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

•
The Benefit Base will be increased by purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. Therefore, if you plan to make purchase payments after the first Contract Anniversary following the Rider Date, you should consider carefully whether this Option is appropriate for your needs.

•	The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

(a)	= the withdrawal amount;

(b)	= the Contract Value immediately prior to the withdrawal; and

(c)	= the Benefit Base immediately prior to the withdrawal.
Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix G for numerical examples that illustrate how the Withdrawal Adjustment is applied.
The Benefit Base will never be less than zero.
Investment Requirements.
If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option (“Model Portfolio Option”) you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-accounts, and restrictions on transfers to or from certain investment alternatives.
We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will not apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.
If you have an outstanding loan balance, you may not elect the TrueReturn Option until the outstanding balance has been repaid. If you elect the TrueReturn Option, we will not make a policy loan to you until the TrueReturn Option matures or is cancelled.
When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

1)	to a model portfolio option (“Model Portfolio Option”) available with the Guarantee Option you selected, as defined below; or

2)
to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) and interest according to a Model Portfolio Option available for use with the Guarantee Option you selected; or

3)	to a combination of (1) and (2) above.
For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information.

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On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Options with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2 and TrueBalanceSM Model Portfolio Options sections below for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use with each Guarantee Option under the TrueReturn Option:

Guarantee Option 1	Guarantee Option 2
* Model Portfolio Option 1 * TrueBalance Conservative Model Portfolio Option * TrueBalance Moderately Conservative Model Portfolio Option
* Model Portfolio Option 2
* TrueBalance Conservative Model Portfolio Option
* TrueBalance Moderately Conservative Model Portfolio Option
* TrueBalance Moderate Model Portfolio Option
* TrueBalance Moderately Aggressive Model Portfolio Option
* TrueBalance Aggressive Model Portfolio Option

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the MVA Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the MVA Fixed Account Option to the Variable Sub-accounts prior to adding the TrueReturn Option to your Contract. Transfers from the MVA Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information. We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.
Any subsequent purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) made to your Contract will be allocated to the Variable Sub-Accounts according to your most recent instructions on file with us. You must comply with any required percentage allocations for the Model Portfolio Option you have selected. You may also request that purchase payments (and Credit Enhancement for Consultant Solutions Plus Contracts) be allocated to the DCA Fixed Account Option.
Model Portfolio Option 1.
If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain investment alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.
Effective May 1, 2005, certain Variable Sub-Accounts under Model Portfolio 1 have been reclassified into different asset categories. These changes apply to TrueReturn Accumulation Benefit Options effective both prior to and on or after May 1, 2005. The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category:

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Model Portfolio Option 1
20% Category A
50% Category B
30% Category C
0% Category D
Category A
Fidelity® VIP Government Money Market – Service Class 2 Sub-Account (10)
Category B
Fidelity® VIP Investment Grade Bond – Service Class 2 Sub-Account
Western Asset Variable Global High Yield Bond Portfolio – Class II Sub-Account
MFS® High Yield Portfolio – Service Class Sub-Account
PIMCO International Bond Portfolio (U.S. Dollar-Hedged) – Administrative Shares Sub-Account (11)
PIMCO Real Return Portfolio – Administrative Shares Sub-Account
PIMCO Total Return Portfolio - Administrative Shares Sub-Account (5)
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Sub-Account (8)
Invesco V.I. Government Securities Fund, Series II Sub-Account
Category C
Invesco V.I. Value Opportunities Fund – Series II Sub-Account (2)
Invesco V.I. Core Equity Fund – Series II Sub-Account (9)
Invesco V.I. Mid Cap Core Equity Fund – Series II Sub-Account (7)
Fidelity® VIP ContrafundSM Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Equity-Income PortfolioSM – Service Class 2 Sub-Account
Fidelity® VIP Index 500 Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Overseas Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Asset Manager Portfolio – Service Class 2 Sub-Account
Janus Henderson Overseas Portfolio – Service Shares Sub-Account
Janus Henderson Forty Portfolio – Service Shares Sub-Account
Janus Henderson Mid Cap Value Portfolio – Service Shares Sub-Account (6)
Janus Henderson Balanced Portfolio – Service Shares Sub-Account
ClearBridge Variable Large Cap Value Portfolio – Class I Sub-Account
MFS® Investors Trust Series – Service Class Sub-Account
MFS® Total Return Series – Service Class Sub-Account
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class Sub-Account (4)
MFS® Value Series – Service Class Sub-Account
Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Sub-Account (1)
Oppenheimer Main Street Small Cap Fund – Class 2 Shares Sub-Account
Guggenheim VIF Long Short Equity Sub-Account
T. Rowe Price Equity Income Portfolio – II Sub-Account
T. Rowe Price Blue Chip Growth Portfolio – II Sub-Account
Invesco V.I. Growth and Income Fund, Series II Sub-Account
Category D (Variable Sub-Accounts not available under Model Portfolio Option 1)
Invesco V.I. American Franchise Fund – Series II Sub-Account
Alger Large Cap Growth Portfolio – Class S Sub-Account
Alger Capital Appreciation Portfolio – Class S Sub-Account
Alger Mid Cap Growth Portfolio – Class S Sub-Account (3)
Fidelity® VIP Growth Portfolio – Service Class 2 Sub-Account
MFS® New Discovery Series – Service Class Sub-Account
Oppenheimer Global Fund/VA – Service Shares Sub-Account
Morgan Stanley VIF Growth Portfolio, Class II Sub-Account
VanEck VIP Emerging Markets Fund Sub-Account
VanEck VIP Global Hard Assets Fund Sub-Account
Invesco V.I. Mid Cap Growth Fund – Series II Sub-Account

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1)
Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date:

Oppenheimer Discovery Mid Cap Growth/VA – Service Sub-Account
Contract Owners who had contract value invested in this Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in this Variable Sub-Account as of the specified closure date may not invest in the Variable Sub-Account.

2)
Effective August 19, 2011, the Invesco V.I. Value Opportunities – Series II Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date may not invest in the Variable Sub-Account.

3)
Effective as of January 31, 2014, the Alger Mid-Cap Growth – Class S Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

4)
On or about March 27, 2015, the MFS® Massachusetts Investors Growth Stock Portfolio – Service Class, a portfolio of MFS® Variable Insurance Trust II, acquired the MFS® Investors Growth Stock Series – Service Class, a series of MFS® Variable Insurance Trust.

5)
We previously notified you that, effective May 1, 2015, the PIMCO Total Return - Administrative Shares sub-account was closed to all contract owners except those contract owners who had Account Value invested in the variable sub-account, and that we had intended to remove it as an investment option and substitute a new investment option under your Variable Annuity contract.  However, we are no longer planning to remove this sub-account or substitute a new investment option.  As a result, effective February 5, 2018, the PIMCO Total Return - Administrative Shares sub-account is available to all contract owners.

6)
Effective April 13, 2015, the Janus Henderson Mid Cap Value Portfolio – Service Shares sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

7)
Effective September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series II sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

8)
Effective February 23, 2016, the VIF U.S. Real Estate Portfolio, Class II sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

9)
Effective December 23, 2016, the Invesco V.I. Core Equity Series II sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

10)
Effective September 23, 2016, the PIMCO Money Market Portfolio - Administrative Shares sub-account was liquidated and any contract value remaining in the sub-account was transferred to the Fidelity® VIP Government Money Market Portfolio - Service Class 2.

11)
Effective on or about July 30, 2018, the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares sub-account changed its name to the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares.

Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio Option 1. We will use the percentage allocations as of your most recent instructions.

Model Portfolio Option 2.
The investment requirements under Model Portfolio Option 2 depend on the effective date of your TrueReturn Accumulation Benefit Option.
Rider Date prior to May 1, 2005
If your TrueReturn Accumulation Benefit Option Rider Date is prior to May 1, 2005, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2 under Guarantee Option 2, you must allocate your Contract Value among four asset categories in accordance with the percentage allocation requirements set out in the table below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain

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the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.
The following table describes the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to May 1, 2005) and the Variable Sub-Accounts available under each category:

Model Portfolio Option 2
(Rider Date Prior to May 1, 2005)
10% Category A
20% Category B
50% Category C
20% Category D
Category A
Fidelity® VIP Government Money Market – Service Class 2 Sub-Account (10)
Category B
Fidelity® VIP Investment Grade Bond – Service Class 2 Sub-Account
Western Asset Variable Global High Yield Bond Portfolio– Class II Sub-Account
MFS® High Yield Portfolio– Service Class Sub-Account
PIMCO International Bond Portfolio (U.S. Dollar-Hedged) – Administrative Shares Sub-Account (11)
PIMCO Real Return – Administrative Shares Sub-Account
PIMCO Total Return - Administrative Shares Sub Account (4)
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Sub-Account (7)
Invesco V.I. Government Securities Fund, Series II Sub-Account
Category C
Invesco V.I. Value Opportunities Fund – Series II Sub-Account (9)
Invesco V.I. Mid Cap Core Equity Fund – Series II Sub-Account (6)
Fidelity® VIP Equity-Income PortfolioSM – Service Class 2 Sub-Account
Fidelity® VIP Index 500 Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Asset Manager Portfolio – Service Class 2 Sub-Account
Janus Henderson Mid Cap Value Portfolio – Service Shares Sub-Account (5)
Janus Henderson Balanced Portfolio– Service Shares Sub-Account
ClearBridge Variable Large Cap Value Portfolio – Class I Sub-Account
MFS® Investors Trust Series– Service Class Sub-Account
MFS® Total Return Series – Service Class Sub-Account
MFS® Value Series – Service Class Sub-Account
Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Sub-Account (1)
T. Rowe Price Equity Income Portfolio – II Sub-Account
Invesco V.I. Growth and Income Fund, Series II Sub-Account
Category D
Invesco V.I. American Franchise Fund – Series II Sub-Account
Invesco V.I. Core Equity – Series II Sub-Account (8)
Alger Large Cap Growth Portfolio – Class S Sub-Account
Alger Capital Appreciation Portfolio– Class S Sub-Account
Alger Mid Cap Growth Portfolio – Class S Sub-Account (2)
Fidelity® VIP ContrafundSM Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Growth Portfolio– Service Class 2 Sub-Account
Fidelity® VIP Overseas Portfolio– Service Class 2 Sub-Account
Janus Henderson Overseas Portfolio – Service Shares Sub-Account
Janus Henderson Forty Portfolio– Service Shares Sub-Account
MFS® New Discovery Series– Service Class Sub-Account
MFS® Massachusetts Investors Growth Stock Portfolio– Service Class Sub-Account (3)
Oppenheimer Global Fund/VA – Service Shares Sub-Account
Oppenheimer Main Street Small Cap Fund – Class 2 Shares Sub-Account
Guggenheim VIF Long Short Equity Sub-Account
T. Rowe Price Blue Chip Growth Portfolio – II Sub-Account

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Morgan Stanley VIF Growth Portfolio, Class II Sub-Account
VanEck VIP Emerging Markets Sub-Account
VanEck VIP Global Hard Assets Sub-Account
Invesco V.I. Mid Cap Growth Fund, Series II Sub-Account

1)
Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date:

Oppenheimer Discovery Mid Cap Growth/VA – Service Sub-Account. Contract Owners who had contract value invested in this Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in this Variable Sub-Account as of the specified closure date may not invest in the Variable Sub-Account.

2)
Effective as of January 31, 2014, the Alger Mid-Cap Growth – Class S Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

3)
On or about March 27, 2015, the MFS® Massachusetts Investors Growth Stock Portfolio – Service Class, a portfolio of MFS® Variable Insurance Trust II, acquired the MFS® Investors Growth Stock Series – Service Class, a series of MFS® Variable Insurance Trust.

4)
We previously notified you that, effective May 1, 2015, the PIMCO Total Return - Administrative Shares sub-account was closed to all contract owners except those contract owners who had Account Value invested in the variable sub-account, and that we had intended to remove it as an investment option and substitute a new investment option under your Variable Annuity contract.  However, we are no longer planning to remove this sub-account or substitute a new investment option.  As a result, effective February 5, 2018, the PIMCO Total Return - Administrative Shares sub-account is available to all contract owners.

5)
Effective April 13, 2015, the Janus Henderson Mid Cap Value Portfolio– Service Shares sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

6)
Effective September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series II sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

7)
Effective February 23, 2016, the VIF U.S. Real Estate Portfolio, Class II sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

8)
Effective December 23, 2016, the Invesco V.I. Core Equity Fund – Series II sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

9)
Effective August 19, 2011, the Invesco V.I. Value Opportunities – Series II Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date may not invest in the Variable Sub-Account.

10)
Effective September 23, 2016, the PIMCO Money Market Portfolio - Administrative Shares sub-account was liquidated and any contract value remaining in the sub-account was transferred to the Fidelity® VIP Government Money Market Portfolio - Service Class 2.

11)
Effective on or about July 30, 2018, the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares sub-account changed its name to the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares.

Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to May 1, 2005). We will use the percentage allocations as of your most recent instructions.
Rider Date on or after May 1, 2005
If your TrueReturn Accumulation Benefit Option Rider Date is on or after May 1, 2005, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2 under Guarantee Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts, however, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

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The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after May 1, 2005):

Model Portfolio Option 2
(Rider Date on or after May 1, 2005)
Available
Invesco V.I. Value Opportunities Fund – Series II Sub-Account (2)
Invesco V.I. Core Equity – Series II Sub-Account (9)
Invesco V.I. Mid Cap Core Equity Fund – Series II Sub-Account (7)
Fidelity® VIP ContrafundSM Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Equity-Income PortfolioSM – Service Class 2 Sub-Account
Fidelity® VIP Index 500 Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Investment Grade Bond Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Overseas Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Asset Manager Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Government Money Market Portfolio – Service Class 2 Sub-Account (10)
Janus Henderson Overseas Portfolio – Service Shares Sub-Account
Janus Henderson Forty Portfolio– Service Shares Sub-Account
Janus Henderson Mid Cap Value Portfolio – Service Shares Sub-Account (5)
Janus Henderson Balanced Portfolio– Service Shares Sub-Account
Western Asset Variable Global High Yield Bond – Class II Sub-Account
ClearBridge Variable Large Cap Value Portfolio– Class I Sub-Account
MFS® Investors Trust Series– Service Class Sub-Account
MFS® High Yield Portfolio– Service Class Sub-Account
MFS® MA Investors Growth Stock Series – Service Class Sub-Account (4)
MFS® Total Return Series – Service Class Sub-Account
MFS® Value Series– Service Class Sub-Account
PIMCO International Bond Portfolio (U.S. Dollar-Hedged) – Administrative Shares Sub-Account (11)
PIMCO Real Return – Administrative Shares Sub-Account
PIMCO Total Return – Administrative Shares Sub Account (6)
Oppenheimer Discovery Mid Cap Growth Fund/VA –Service Sub-Account (1)
Oppenheimer Main Street Small Cap Fund – Class 2 Shares
Guggenheim VIF Long Short Equity Sub-Account
T. Rowe Price Equity Income Portfolio – II Sub-Account
T. Rowe Price Blue Chip Growth Portfolio– II Sub-Account
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Sub-Account (8)
Invesco V.I. Growth and Income Fund, Series II Sub-Account
Invesco V.I. Government Securities Fund, Series II Sub-Account
Model Portfolio Option 2
(Rider Date on or after May 1, 2005)
Excluded
Invesco V.I. American Franchise Fund – Series II Sub-Account
Alger Large Cap Growth Portfolio – Class S Sub-Account
Alger Capital Appreciation Portfolio – Class S Sub-Account
Alger Mid Cap Growth Portfolio– Class S Sub-Account (3)
Fidelity® VIP Growth Portfolio– Service Class 2 Sub-Account
MFS® New Discovery – Service Class Sub-Account
Oppenheimer Global Fund/VA – Service Shares Sub-Account
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II Sub-Account (8)
VanEck VIP Emerging Markets Sub-Account
VanEck VIP Global Hard Assets Sub-Account
Invesco V.I. Mid Cap Growth Fund, Series II Sub-Account

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(1)
Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date: Oppenheimer Discovery Mid Cap Growth/VA – Service Sub-Account

Contract Owners who had contract value invested in this Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in this Variable Sub-Account as of the specified closure date may not invest in the Variable Sub-Account.

(2)
Effective August 19, 2011, the Invesco V.I. Value Opportunities – Series II Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date may not invest in the Variable Sub-Account.

(3)
Effective as of January 31, 2014, the Alger Mid-Cap Growth – Class S Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(4)
On or about March 27, 2015, the MFS® Massachusetts Investors Growth Stock Portfolio – Service Class, a portfolio of MFS® Variable Insurance Trust II, acquired the MFS® Investors Growth Stock Series – Service Class, a series of MFS® Variable Insurance Trust.

(5)
Effective April 13, 2015, the Janus Henderson Mid Cap Value Portfolio – Service Shares sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

(6)
We previously notified you that, effective May 1, 2015, the PIMCO Total Return - Administrative Shares sub-account was closed to all contract owners except those contract owners who had Account Value invested in the variable sub-account, and that we had intended to remove it as an investment option and substitute a new investment option under your Variable Annuity contract.  However, we are no longer planning to remove this sub-account or substitute a new investment option.  As a result, effective February 5, 2018, the PIMCO Total Return - Administrative Shares sub-account is available to all contract owners.

(7)
Effective September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series II sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

(8)
Effective February 23, 2016, the VIF U.S. Real Estate Portfolio, Class II sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

(9)
Effective December 23, 2016, the Invesco V.I. Core Equity Series II sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

(10)
Effective September 23, 2016, the PIMCO Money Market Portfolio - Administrative Shares sub-account was liquidated and any contract value remaining in the sub-account was transferred to the Fidelity® VIP Government Money Market Portfolio - Service Class 2.

(11)
Effective on or about July 30, 2018, the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares sub-account changed its name to the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares.

TrueBalanceSM Model Portfolio Options.
If you choose one of the TrueBalanceSM Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalanceSM Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the “TrueBalanceSM Asset Allocation Program” section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.
Please note only certain TrueBalance Model Portfolio Options are available with your TrueReturn Option as summarized in the table under Investment Requirements above.

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Cancellation of the TrueReturn Option.
You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. Failure to comply with the investment requirements for any reason may result in the cancellation of the TrueReturn Option. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment requirements applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.
Death of Owner or Annuitant.
If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision as described in the “Death Benefit Payments” section of this prospectus, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.
If an Annuitant dies before the Payout Start Date, and the Contract is continued under Category 1 of the Death of Annuitant provision of the Contract, the TrueReturn Accumulation Benefit Option will remain in effect until terminated. If the Contract is not continued under Category 1, then the TrueReturn Accumulation Benefit Option will terminate on the date we receive a complete request for settlement of the Death Proceeds.
Rider Trade-In Option.
We offer a “Rider Trade-In Option” that allows you to cancel your TrueReturn Accumulation Benefit Option and immediately add a new TrueReturn Accumulation Benefit Option (“New Option”), provided all of the following conditions are met:

•	The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date.

•
The New Option will be made a part of your Contract on the date the existing TrueReturn Accumulation Benefit Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

•	The New Option must be a TrueReturn Accumulation Benefit Option that we make available for use with the Rider Trade-In Option.

•	The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.
For example, if you trade-in your TrueReturn Accumulation Benefit Option:

•	the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Accumulation Benefit Option at the time of trade-in;

•	the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

•	the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

•	the Model Portfolio Options will be determined by the Model Portfolio Options offered with the Guarantee Options available with the New Option;

•	any waiting period for canceling the New Option will start again on the new Rider Date;

•	any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

•	the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.
Currently, we are also making the SureIncome Option available at the time of your first utilization of this TrueReturn Accumulation Benefit Option Rider Trade-In Option. We may discontinue offering the SureIncome Option under the Rider Trade-In Option for new TrueReturn Accumulation Benefit Options added in the future at any time at our discretion. If we do so, TrueReturn Options issued prior to this time will continue to have the SureIncome Option available at the time of the first utilization of this TrueReturn Rider Trade-In Option. You may cancel your TrueReturn Accumulation Benefit Option and immediately add a new SureIncome Option, provided all of the following conditions are met:

•
The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole

31

discretion. Any change we make will not apply to a TrueReturn Accumulation Benefit Option that was added to your Contract prior to the implementation date of the change.

•
The new SureIncome Option will be made a part of your Contract on the date the existing TrueReturn Accumulation Benefit Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

•	The new SureIncome Option must be a SureIncome Option that we make available for use with this Rider Trade-In Option.

•	The issue requirements and terms and conditions of the new SureIncome Option must be met as of the date the new SureIncome Option is made a part of your Contract.
You should consult with your sales representative before trading in your TrueReturn Accumulation Benefit Option.
Termination of the TrueReturn Option.
The TrueReturn Option will terminate on the earliest of the following to occur:

•	on the Rider Maturity Date;

•	on the Payout Start Date;

•	on the date your Contract is terminated;

•	on the date the Option is cancelled;

•	on the date we receive a Complete Request for Settlement of the Death Proceeds; or

•	on the date the Option is replaced with a New Option under the Rider Trade-In Option.
We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.
SUREINCOME WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Withdrawal Benefit Option, which is available for an additional fee. The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).
The SureIncome Option guarantees an amount up to the “Benefit Payment Remaining” which will be available for withdrawal from the Contract each “Benefit Year” until the “Benefit Base” (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract Owner as described below under the “Withdrawal Benefit Payout Phase”.
For purposes of the SureIncome Option, “withdrawal” means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.
The “Rider Date” is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year will coincide with (the same as) the Contract Year.
The SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you try to add the SureIncome Option. You may have only one SureIncome Option in effect on your Contract at one time. You may only have either the TrueReturn Accumulation Benefit Option, or the SureIncome Option in effect on your Contract at the same time. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the “Rider Application Date”) (The maximum age may depend on your state). The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.
The SureIncome Option may not be available in all states. We may discontinue offering the SureIncome Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.

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Withdrawal Benefit Factor
The “Withdrawal Benefit Factor” is used to determine the “Benefit Payment” and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.
Benefit Payment and Benefit Payment Remaining
The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.
At the beginning of each Benefit Year, the Benefit Payment Remaining is equal to the Benefit Payment.
During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.
On the Rider Date, the Benefit Payment is equal to the greater of:

•	The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options); or

•
The value of the Benefit Payment of the previous Withdrawal Benefit Option (attached to your Contract) that is being terminated under a rider trade-in option (see “Rider Trade-In Option” below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

•	If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

•	If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

•	The Benefit Payment immediately prior to the withdrawal; or

•	The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.
At our discretion, the Benefit Payment available during a Benefit Year may be increased on a nondiscriminatory basis and without prior notice in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. We are currently not increasing the Benefit Payment available to satisfy IRS minimum distribution requirements, which may result in a withdrawal greater than the Benefit Payment Remaining.
Benefit Base
The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) and decreased by withdrawals as follows:

•	If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

•	If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

•	The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

•	The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.
The Benefit Base may also be reduced in other situations as detailed in the “Owner and Assignment of Payments or Interest” section below.

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If the Benefit Base is reduced to zero, this SureIncome Option will terminate.
For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix G.
Contract Owner and Assignment of Payments or Interest
If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.
Contract Value
If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.
Withdrawal Benefit Payout Phase
Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

•	The “Withdrawal Benefit Payout Start Date” is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.

•	No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

•
The Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates to be requested on a nondiscriminatory basis without prior notice.

•
During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested in a form acceptable to us and received by us before the first payment is made (the amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4). Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be reduced. If your Contract is a qualified contract, meaning an individual retirement annuity qualified as defined under Code Section 408(b) or a Tax-Sheltered Annuity as defined under Code Section 403(b), the period certain cannot exceed that which is required by Code Section 401(a)(9) and regulations promulgated thereunder. Therefore, the amount of each payment under this Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is a qualified contract, we will not permit a change in the payment frequency or level.

•
If your Contract is a non-qualified contract, we reserve the right to allow other payment frequencies or levels to be requested on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

•	If the Contract Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

•	Once all scheduled payments have been paid, the Contract will terminate.
Generally, you may not make withdrawals, purchase payments or any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.
EXAMPLE
Beginning of Benefit Year 1*
Contract Value = $100,000
Benefit Base = $100,000
Benefit Payment = $8,000
Benefit Payment Remaining = $8,000

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In this example, you can take a Benefit Payment of up to $8,000 in Benefit Year 1. If a withdrawal of $6,000 is taken then the following values would apply:
Contract Value = $94,000 (Assuming that your Contract Value has not been affected by any other factors)
Benefit Base = $94,000
Benefit Payment = $8,000
Benefit Payment Remaining = $2,000
Beginning of Benefit Year 2
Contract Value = $70,000 (Assuming that your contract value has declined due to poor performance)
Benefit Base = $94,000
Benefit Payment = $8,000
Benefit Payment Remaining = $8,000 (resets at the beginning of each Benefit Year)
In Benefit Year 2 you have the right to a Benefit Payment of $8,000 and since you have not taken any withdrawals yet in Benefit Year 2, the Benefit Payment Remaining would also be $8,000 at the beginning of Benefit Year 2.
* This example assumes an initial Contract Value of $100,000, no additional purchase payments, a withdrawal benefit factor of 8% and does not take into account fees or charges.
Investment Requirements
If you add the SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will depend on your currently selected Model Portfolio Option and your Withdrawal Benefit Factor. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a SureIncome Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a new Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future, including specific model portfolio options (“Model Portfolio Options”) as described below, available only to certain Withdrawal Benefit Factors.
When you add the SureIncome Option to your Contract, you must allocate your entire Contract Value as follows:

1)	to a Model Portfolio Option available as described below;

2)	to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) and interest to the Variable Sub-Accounts; or

3)	to a combination of (1) and (2) above.
For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information.

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On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your Withdrawal Benefit Factor. Please refer to the Model Portfolio Option and TrueBalanceSM Model Portfolio Options sections for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:

*Model Portfolio Option 1
*TrueBalance Conservative Model Portfolio Option
*TrueBalance Moderately Conservative Model Portfolio Option
*TrueBalance Moderate Model Portfolio Option
*TrueBalance Moderately Aggressive Model Portfolio Option
*TrueBalance Aggressive Model Portfolio Option
You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option to the Variable Sub-Accounts prior to adding the SureIncome Option to your Contract. Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information. We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections.
Any subsequent purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment, unless you request that the purchase payment (and Credit Enhancement for Consultant Solutions Plus Contracts) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $500 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.
Model Portfolio Option 1.
If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, you currently may allocate up to 100% of your Contract Value in any manner you choose to the Available Variable Sub-Accounts shown in the table below. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

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Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows:

Available
Invesco V.I. Value Opportunities Fund – Series II Sub-Account (2)
Invesco V.I. Core Equity Fund – Series II Sub-Account (9)
Invesco V.I. Mid Cap Core Equity Fund – Series II Sub-Account (7)
Fidelity® VIP ContrafundSM Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Equity-Income PortfolioSM – Service Class 2 Sub-Account
Fidelity® VIP Index 500 Portfolio– Service Class 2 Sub-Account
Fidelity® VIP Investment Grade Bond Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Overseas Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Asset Manager Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Government Money Market Portfolio – Service Class 2 Sub-Account (10)
Janus Henderson Overseas Portfolio – Service Shares Sub-Account
Janus Henderson Forty Portfolio – Service Shares Sub-Account
Janus Henderson Mid Cap Value Portfolio – Service Shares Sub-Account (5)
Janus Henderson Balanced Portfolio – Service Shares Sub-Account
Western Asset Variable Global High Yield Bond – Class II Sub-Account
ClearBridge Variable Large Cap Value – Class I Sub-Account
MFS® Investors Trust Series – Service Class Sub-Account
MFS® High Yield Portfolio- Service Class Sub-Account
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class Sub-Account (4)
MFS® Total Return Series – Service Class Sub-Account
MFS® Value Series– Service Class Sub-Account
Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Sub-Account (1)
Oppenheimer Main Street Small Cap Fund – Class 2 Shares Sub-Account
PIMCO International Bond Portfolio (U.S. Dollar-Hedged) – Administrative Shares Sub-Account (11)
Fidelity® VIP Government Money Market Portfolio – Service Class 2 Sub-Account
PIMCO Real Return – Administrative Shares Sub-Account
PIMCO Total Return – Administrative Shares Sub Account (6)
Guggenheim VIF Long Short Equity Fund Sub-Account
T. Rowe Price Equity Income Portfolio – II Sub-Account
T. Rowe Price Blue Chip Growth Portfolio – II Sub-Account
Morgan Stanley VIF U.S. Real Estate, Class II Sub-Account (8)
Invesco V.I. Growth and Income Fund, Series II Sub-Account
Invesco V.I. Government Securities Fund, Series II Sub-Account
Excluded
Invesco V.I. American Franchise Fund– Series II Sub-Account
Alger Large Cap Growth Portfolio – Class S Sub-Account
Alger Capital Appreciation Portfolio – Class S Sub-Account
Alger Mid Cap Growth Portfolio – Class S Sub-Account (3)
Fidelity® VIP Growth Portfolio – Service Class 2 Sub-Account
MFS® New Discovery Series – Service Class Sub-Account
Oppenheimer Global Fund/VA – Service Shares
Morgan Stanley VIF Growth Portfolio - Class II Sub-Account
VanEck VIP Emerging Markets Fund - Initial Class Sub-Account
VanEck VIP Global Hard Assets Fund - Initial Class Sub-Account
Invesco V.I. Mid Cap Growth Fund, Series II Sub-Account

(1)
Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date: Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Sub-Account

Contract Owners who had contract value invested in this Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in this Variable Sub-Account as of the specified closure date may not invest in the Variable Sub-Account.

(2)
Effective August 19, 2011, the Invesco V.I. Value Opportunities – Series II Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date may not invest in the Variable Sub-Account.

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(3)
Effective as of January 31, 2014, the Alger Mid-Cap Growth – Class S Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(4)
On or about March 27, 2015, the MFS® Massachusetts Investors Growth Stock Portfolio – Service Class, a portfolio of MFS® Variable Insurance Trust II, acquired the MFS® Investors Growth Stock Series – Service Class, a series of MFS® Variable Insurance Trust.

(5)
Effective April 13, 2015, the Janus Henderson Mid Cap Value Portfolio– Service Shares sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

(6)
We previously notified you that, effective May 1, 2015, the PIMCO Total Return - Administrative Shares sub-account was closed to all contract owners except those contract owners who had Account Value invested in the variable sub-account, and that we had intended to remove it as an investment option and substitute a new investment option under your Variable Annuity contract.  However, we are no longer planning to remove this sub-account or substitute a new investment option.  As a result, effective February 5, 2018, the PIMCO Total Return - Administrative Shares sub-account is available to all contract owners.

(7)
Effective September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series II sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

(8)
Effective February 23, 2016, the VIF U.S. Real Estate Portfolio, Class II sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

(9)
Effective December 23, 2016, the Invesco V.I. Core Equity Series II sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

(10)
Effective September 23, 2016, the PIMCO Money Market Portfolio - Administrative Shares sub-account was liquidated and any contract value remaining in the sub-account was transferred to the Fidelity® VIP Government Money Market Portfolio - Service Class 2.

(11)
Effective on or about July 30, 2018, the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares sub-account changed its name to the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares.

TrueBalanceSM Model Portfolio Options.
If you choose one of the TrueBalanceSM Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalanceSM Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the “TrueBalanceSM Asset Allocation Program” section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the SureIncome Option to your Contract.
Cancellation of the SureIncome Option
You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.
Rider Trade-In Option
We offer a “Rider Trade-In Option” that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option (“New SureIncome Option”). We may also offer other Options (“Other New Options”) under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit

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Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at any time at our discretion.
This Rider Trade-in Option is available provided all of the following conditions are met:

•
The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

•	The New Option will be made a part of your Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

•	The New Option must be an Option that we make available for use with this Rider Trade-In Option.

•	The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.
If the New Option is a SureIncome Option, the New Option must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.
You should consult with your sales representative before trading in your SureIncome Option.
Death of Owner or Annuitant.
If the Contract Owner dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner provision of your Contract, as described in the “Death Benefit Payments” section of this prospectus, then the SureIncome Option will continue, unless the new Contract Owner elects to cancel this Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.
If an Annuitant dies before the Payout Start Date, and the Contract is continued under Category 1 of the Death of Annuitant provision of the Contract, the SureIncome Option will remain in effect until terminated. If the Contract is not continued under Category 1, then the SureIncome Option will terminate on the date we receive a complete request for settlement of the Death Proceeds.
Termination of the SureIncome Option
This SureIncome Option will terminate on the earliest of the following to occur:

•	The Benefit Base is reduced to zero;

•	On the Payout Start Date (except if the Contract enters the Withdrawal Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

•	On the date the Contract is terminated;

•	On the date the SureIncome Option is cancelled;

•	On the date we receive a Complete Request for Settlement of the Death Proceeds; or

•	On the date the SureIncome Option is replaced with a New Option under the Rider Trade-In Option.

Investment Alternatives: The Variable Sub-accounts

You may allocate your purchase payments to various Variable Sub-accounts. Each Variable Sub-account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.
For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the prospectuses for the Funds. We will mail to you a prospectus for each Portfolio related to the Variable Sub-Accounts to which you allocate your purchase payment.
The Variable Sub-Accounts that you select are your choice - we do not provide investment advice, nor do we recommend any particular Variable Sub-Account. Please consult with a qualified investment professional if you wish to obtain investment advice.

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You should carefully consider the investment objectives, risks, charges and expenses of the investment alternatives when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Fund prospectuses, please contact us at 800-457-7617.

Portfolio:	Investment Objective:	Investment Adviser:
The Alger Portfolios
Alger Capital Appreciation Portfolio – Class S	Long-term capital appreciation.	Fred Alger Management, Inc.
Alger Large Cap Growth Portfolio – Class S	Long-term capital appreciation.
Alger Mid Cap Growth Portfolio – Class S(3)	Long-term capital appreciation.
Fidelity® Variable Insurance Products
Fidelity® VIP Asset Manager Portfolio – Service Class 2	The fund seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity® Management & Research Company (FMR)
Fidelity® VIP ContrafundSM Portfolio – Service Class 2	The fund seeks long-term capital appreciation.
Fidelity® VIP Equity-Income PortfolioSM – Service Class 2
The fund seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

Fidelity® VIP Government Money Market Portfolio – Service Class 2(10)	The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Fidelity® VIP Growth Portfolio – Service Class 2	The fund seeks to achieve capital appreciation.
Fidelity® VIP Index 500 Portfolio – Service Class 2	The fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
Fidelity® VIP Investment Grade Bond Portfolio – Service Class 2	The fund seeks as high a level of current income as is consistent with the preservation of capital.
Fidelity® VIP Overseas Portfolio – Service Class 2	The fund seeks long-term growth of capital.
Goldman Sachs Variable Insurance Trust
Goldman Sachs VIT Mid Cap Value Fund – Institutional(12)	Seeks long-term capital appreciation.	Goldman Sachs Asset Management, L. P.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund – Series II	Seek capital growth	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series II(9)	Long-term growth of capital
Invesco V.I. Government Securities Fund – Series II	Total return, comprised of current income and capital appreciation
Invesco V.I. Growth and Income Fund, Series II	Seek long-term growth of capital and income
Invesco V.I. Mid Cap Core Equity Fund – Series II(7)	Long-term growth of capital
Invesco V.I. Mid Cap Growth Fund, Series II	To seek capital growth
Invesco V.I. Value Opportunities Fund – Series II(2)	Long-term growth of capital
Janus Aspen Series
Janus Henderson Balanced Portfolio – Service Shares	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management LLC
Janus Henderson Forty Portfolio – Service Shares	Seeks long-term growth of capital.
Janus Henderson Overseas Portfolio – Service Shares	Seeks long-term growth of capital.
Janus Henderson Mid Cap Value Portfolio – Service Shares(5)	Seeks capital appreciation.
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Large Cap Value Portfolio – Class I	Long-term growth of capital as its primary objective. Current income is a secondary objective.	Legg Mason Partners Fund Advisor, LLC
Legg Mason Partners Variable Income Trust
Western Asset Variable Global High Yield Bond Portfolio – Class II	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC
MFS® Variable Insurance Trust
MFS® Investors Trust Series - Service Class	Seeks capital appreciation.	MFS® Investment Management
MFS® New Discovery Series - Service Class	Seeks capital appreciation.
MFS® Total Return Series - Service Class	Seeks total return.
MFS® Value Series - Service Class	Seeks capital appreciation.

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Portfolio:	Investment Objective:	Investment Adviser:
MFS® Variable Insurance Trust II
MFS® High Yield Portfolio - Service Class	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	MFS® Investment Management
MFS® Massachusetts Investors Growth Stock Portfolio - Service Class(4)	Seeks capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. (VIF)
Morgan Stanley VIF Growth Portfolio - Class II	The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.	Morgan Stanley Investment Management Inc.
Morgan Stanley VIF U.S. Real Estate Portfolio - Class II(8)
The Fund seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Oppenheimer Variable Account Funds
Oppenheimer Discovery Mid Cap Growth Fund/VA – Service(1)	The fund seeks capital appreciation.	OppenheimerFunds, Inc.
Oppenheimer Global Fund/VA – Service	The fund seeks capital appreciation.
Oppenheimer Main Street Small Cap Fund, Class 2	The fund seeks capital appreciation.
PIMCO Variable Insurance Trust
PIMCO International Bond Portfolio (U.S. Dollar-Hedged) – Administrative Shares (formerly PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) – Administrative Shares)(11)	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Real Return Portfolio – Administrative Shares	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO Total Return Portfolio – Administrative Shares(6)	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Rydex Variable Trust
Guggenheim VIF Long Short Equity Fund	Seeks to provide long-term capital appreciation.	Guggenheim Investments
T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth Portfolio – II	The fund seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income Portfolio – II	The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.
VanEck VIP Trust
VanEck VIP Emerging Markets Fund – Initial Class	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.	Van Eck Associates Corporation
VanEck VIP Global Hard Assets Fund – Initial Class	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

(1)
Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date: Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Sub-Account

Contract Owners who had contract value invested in this Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in this Variable Sub-Account as of the specified closure date may not invest in the Variable Sub-Account.

(2)
Effective August 19, 2011, the Invesco V.I. Value Opportunities – Series II Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date may not invest in the Variable Sub-Account.

(3)
Effective as of January 31, 2014, the Alger Mid-Cap Growth – Class S Sub-Account was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(4)
On or about March 27, 2015, the MFS® Massachusetts Investors Growth Stock Portfolio – Service Class, a portfolio of MFS® Variable Insurance Trust II, acquired the MFS® Investors Growth Stock Series – Service Class, a series of MFS® Variable Insurance Trust.

(5)
Effective April 13, 2015, the Janus Henderson Mid Cap Value Portfolio– Service Shares sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

(6)
We previously notified you that, effective May 1, 2015, the PIMCO Total Return - Administrative Shares sub-account was closed to all contract owners except those contract owners who had Account Value invested in the variable sub-account, and that we had intended to remove it as an investment option and substitute a new investment option under your Variable Annuity contract.  However, we are no longer planning to remove this sub-account or substitute a new investment option.  As a result, effective February 5, 2018, the PIMCO Total Return - Administrative Shares sub-account is available to all contract owners.

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(7)
Effective September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series II sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

(8)
Effective February 23, 2016, the VIF U.S. Real Estate Portfolio, Class II sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

(9)
Effective December 23, 2016, the Invesco V.I. Core Equity Fund - Series I and Series II sub-accounts were was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

(10)
Effective September 23, 2016, the PIMCO Money Market Portfolio - Administrative Shares sub-account was liquidated and any contract value remaining in the sub-account was transferred to the Fidelity® VIP Government Money Market Portfolio - Service Class 2.

(11)
Effective on or about July 30, 2018, the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares sub-account changed its name to the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares.

(12)
Effective June 3, 2019, the Goldman Sachs VIT Mid Cap Value Fund - Institutional Sub-Account will be closed to all Contract Owners except those Contract Owners who have contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

Amounts you allocate to Variable Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits in, or obligations of, or guaranteed or endorsed by, any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
TRUEBALANCESM ASSET ALLOCATION PROGRAM
The TrueBalance asset allocation program (“TrueBalance program”) is no longer offered for new enrollments. If you enrolled in the TrueBalance program prior to January 31, 2008, you may remain in the program. If you terminate your enrollment or otherwise transfer your Contract Value out of the program, you may not re-enroll.
There is no additional charge for the TrueBalance program. Participation in the TrueBalance program may be limited if you have elected certain Contract Options that impose restrictions on the investment alternatives which you may invest, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit Option or a Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.
Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.
Your sales representative helps you determine whether participating in an asset allocation program is appropriate for you. You complete a questionnaire to identify your investment style. Based on your investment style, you select one asset allocation model portfolio among the available model portfolios which may range from conservative to aggressive. Your Contract Value is allocated among the Variable Sub-Accounts according to your selected model portfolio. Not all Variable Sub-Accounts are available in any one model portfolio, and you must only allocate your Contract Value to the limited number of Variable Sub-Accounts available in the model portfolio you select. You should not select a model portfolio without first consulting with your sales representative.
Lincoln Benefit and the principal underwriter of the Contracts, Allstate Distributors, L.L.C., Inc., do not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.
Lincoln Benefit retained an independent investment management firm (“investment management firm”) to construct the TrueBalance model portfolios. The investment management firm does not provide advice to Lincoln Benefit’s Contract Owners. Neither Lincoln Benefit nor the investment management firm is acting for any Contract Owner as a “fiduciary” or as an “investment manager,” as such terms are defined under applicable laws and regulations relating to the Employee Retirement Income Security Act of 1974 (ERISA).

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The investment management firm does not take into account any information about any Contract Owner or any Contract Owner’s assets when creating, providing or maintaining any TrueBalance model portfolio. Individual Contract Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. Neither Lincoln Benefit nor the investment management firm is responsible for determining the suitability of the TrueBalance model portfolios for the Contract Owners’ purposes.
Each of the five model portfolios specifies an allocation among a mix of Variable Sub-Accounts that considers the investment goals of the applicable investment style. On the business day we accept your participation in the TrueBalance program, we will automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account or MVA Fixed Account Options and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) you allocate to the DCA Fixed Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.
We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Account according to the percentage allocation for the model portfolio you selected.
Lincoln Benefit may offer new or revised TrueBalance model portfolios at any time, and may retain a different investment management firm to create any such new or revised TrueBalance model portfolios. Lincoln Benefit will not automatically reallocate your Contract Value allocated to the Variable Sub-Accounts to match any new or revised model portfolios that are offered. If you are invested in the TrueBalance model portfolio, your registered representative or the selling broker-dealer will notify you of any new or revised TrueBalance model portfolios that may be made available. If you wish to invest in accordance with a new or revised TrueBalance model portfolio, you must submit a transfer request to transfer your Contract Value in your existing TrueBalance model portfolio to the new TrueBalance model portfolio. If you do not request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. At any given time, you may only elect a TrueBalance model portfolio that is available at the time of election.
You may select only one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select only a currently available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your sales representative before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.
Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your currently selected model portfolio.
Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the allocation percentages for your currently selected model portfolio.
You may not make transfers from the Variable Sub-Accounts to any of the other Variable Sub-Accounts. You may make transfers, as allowed under the contract, from the Fixed Account Options to other Fixed Account Options or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Sub-Accounts to any of the Fixed Account Options, except the DCA Fixed Account Option. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. You should consult with your sales representative before making transfers.
If you own the TrueReturn Accumulation Benefit Option, on the Rider Maturity Date the Contract Value may be increased due to the TrueReturn Accumulation Benefit Option. Any increase will be allocated to the Fidelity® VIP Government Money Market Portfolio - Service Class 2 Sub-Account. You may make transfers from this Variable Sub-Account to the Fixed Account Options (as allowed) or the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specification of that model portfolio. All of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio.

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If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If you have any questions, please consult your sales representative.
Your participation in the TrueBalance program is subject to the program’s terms and conditions, and you may change model portfolios or terminate your participation in the TrueBalance program at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.
Investment Alternatives: The Fixed Account Options

You may allocate all or a portion of your purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) to the Fixed Account Options. The Fixed Account Options we offer include the Dollar Cost Averaging Fixed Account Option, the Standard Fixed Account Option, and the Market Value Adjusted Fixed Account Option. We may offer additional Fixed Account Options in the future. Some Options are not available in all states. In addition, Lincoln Benefit may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.
DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
The Dollar Cost Averaging Fixed Account Option (“DCA Fixed Account Option”) is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described in the “Dollar Cost Averaging Program” section of this prospectus.
This option allows you to allocate purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $100.
At the time you allocate a purchase payment to the DCA Fixed Account Option, you must specify the term length over which the transfers are to take place. We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.
Your purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.
You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. You may not transfer money from the Transfer Period Accounts to any of the Fixed Account Options available under your Contract. The first transfer will occur on the 25th day after you establish a Transfer Period Account and monthly thereafter. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the money market Variable Sub-account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Fidelity® VIP Government Money Market Portfolio - Service Class 2 Sub-Account unless you request a different investment alternative. Transferring Contract Value to the Fidelity® VIP Government Money Market Portfolio - Service Class 2 Sub-Account in this manner may not be consistent with the theory of dollar cost averaging as described in the “Dollar Cost Averaging Program” section of this prospectus.
If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the Fidelity® VIP Government Money Market Portfolio - Service Class 2 Sub-Account unless you request a different investment alternative.
If you have a TrueReturn Option or SureIncome Option, at the expiration of a Transfer Period Account or if you discontinue the DCA Fixed Account Option any amounts remaining in the Transfer Period Account will be transferred according to the investment requirements applicable to the Option you selected.

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You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.
The DCA Fixed Account Option currently is not available if you have selected the Consultant Solutions Select Contract.
The DCA Fixed Account Option may not be available in your state. Please check with your representative for availability.
STANDARD FIXED ACCOUNT OPTION
If you have selected the Consultant Solutions Classic Contract, you may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a “Guarantee Period Account” within the Standard Fixed Account Option (“Standard Fixed Guarantee Period Account”), which is defined by the date of the allocation. You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $100.
The Standard Fixed Account Option is not available in all states.
At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. We currently offer Standard Fixed Guarantee Periods of 1 year in length for Consultant Solutions Classic. For Consultant Solutions Plus, Select and Elite Contracts, we currently are not offering the Standard Fixed Account Option. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.
Some Standard Fixed Guarantee Periods are not available in all states. Please check with your representative for availability.
The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.
In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date (“30-Day Window”), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.
Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.
At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

•	transfer all or part of the money from the Standard Fixed Guarantee Period Account to establish a new Guarantee Period Account within the Standard Fixed Account Option; or

•	transfer all or part of the money from the Standard Fixed Guarantee Period Account to other investment alternatives available at the time; or

•	withdraw all or part of the money from the Standard Fixed Guarantee Period Account. Withdrawal charges and taxes may apply.
Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

•	you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

•	you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

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The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.
The Standard Fixed Account Option currently is available only with the Consultant Solutions Classic Contract.
MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Market Value Adjusted Fixed Account Option. Each such allocation establishes a Guarantee Period Account within the Market Value Adjusted Fixed Account Option (“Market Value Adjusted Fixed Guarantee Period Account”), which is defined by the date of the allocation and the length of the initial interest rate guarantee period (“Market Value Adjusted Fixed Guarantee Period”). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Market Value Adjusted Fixed Guarantee Period Account must be at least $100.
At the time you allocate a purchase payment or transfer amount to the Market Value Adjusted Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Market Value Adjusted Fixed Account Option. We currently offer Market Value Adjusted Fixed Guarantee Periods of 1, 3, 5, 7, and 10 years. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Market Value Adjusted Fixed Account Option, but do not select a Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period as the Market Value Adjusted Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Market Value Adjusted Fixed Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account of the shortest Market Value Adjusted Fixed Guarantee Period we are offering at that time. The Market Value Adjusted Fixed Account Option is not available in all states. Please check with your representative for availability.
The amount you allocate to a Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Market Value Adjusted Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options.
Withdrawals and transfers from a Market Value Adjusted Fixed Guarantee Period Account may be subject to a Market Value Adjustment. A Market Value Adjustment may also apply to amounts in the Market Value Adjusted Fixed Account Option if we pay Death Proceeds or if the Payout Start Date begins on a day other than during the 30-day period after such Market Value Adjusted Fixed Guarantee Period Account expires (“30-Day MVA Window”). We will not make a Market Value Adjustment if you make a transfer or withdrawal during the 30-Day MVA Window.
We apply a Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under the circumstances described above. We use the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Statistical Release H.15 (“Treasury Rate”) to calculate the Market Value Adjustment. We do so by comparing the Treasury Rate for a maturity equal to the Market Value Adjusted Fixed Guarantee Period at the time the Market Value Adjusted Fixed Guarantee Period Account is established with the Treasury Rate for the same maturity at the time the money is taken from the Market Value Adjusted Fixed Guarantee Period Account.
The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates have increased since the establishment of a Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment, together with any applicable withdrawal charges, premium taxes, and income tax withholdings could reduce the amount you receive upon full withdrawal from a Market Value Adjusted Fixed Guarantee Period Account to an amount less than the purchase payment used to establish that Market Value Adjusted Fixed Guarantee Period Account.
Generally, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the Treasury Rate for a maturity equal to that Market Value Adjusted Fixed Guarantee Period is higher than the applicable Treasury Rate at the time money is to be

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taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be positive. Conversely, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the applicable Treasury Rate is lower than the applicable Treasury Rate at the time the money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be negative.
For example, assume that you purchase a Contract and allocate part of the initial purchase payment (and Credit Enhancements for Consultant Solutions Plus Contracts) to the Market Value Adjusted Fixed Account Option to establish a 5-year Market Value Adjusted Fixed Guarantee Period Account. Assume that the 5-year Treasury Rate at that time is 4.50%. Next, assume that at the end of the 3rd year, you withdraw money from the Market Value Adjusted Fixed Guarantee Period Account. If, at that time, the 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive. Conversely, if the 5-year Treasury Rate at that time is 4.80%, then the Market Value Adjustment will be negative.
The formula used to calculate the Market Value Adjustment and numerical examples illustrating its application are shown in Appendix B of this prospectus.
At the end of a Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period Account expires and we will automatically transfer the money from such Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, unless you notify us otherwise. The new Market Value Adjusted Fixed Guarantee Period Account will be established as of the day immediately following the expiration date of the expiring Market Value Adjusted Guarantee Period Account (“New Account Start Date.”) If the Market Value Adjusted Fixed Guarantee Period is no longer being offered, we will establish a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest Market Value Adjusted Fixed Guarantee Period available. Prior to the expiration date, we will send you a notice, which will outline the options available to you. During the 30-Day MVA Window a Market Value Adjustment will not be applied to transfers and withdrawals from the expiring Market Value Adjusted Fixed Guarantee Period Account and you may elect to:

•	transfer all or part of the money from the Market Value Adjusted Fixed Guarantee Period Account to establish a new Guarantee Period Account within the Market Value Adjusted Fixed Account Option; or

•	transfer all or part of the money from the Market Value Adjusted Fixed Guarantee Period Account to other investment alternatives available at the time; or

•	withdraw all or part of the money from the Market Value Adjusted Fixed Guarantee Period Account. Withdrawal charges and taxes may apply.
The money in the Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account from the New Account Start Date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from an expiring Market Value Adjusted Fixed Guarantee Period Account on or before the New Account Start Date, the transfer or withdrawal will be deemed to have occurred on the New Account Start Date. If we receive notification of your election to make a transfer or withdrawal from the expiring Market Value Adjusted Fixed Guarantee Period Account after the New Account Start Date, but before the expiration of the 30-Day MVA Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred will earn interest for the term of the new Market Value Adjusted Fixed Guarantee Period Account, at the interest rate declared for such Account. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to transfer the amount in the expiring Market Value Adjusted Fixed Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, and the amount in the new Market Value Adjusted Fixed Guarantee Period Account will continue to earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account, and will be subject to all restrictions of the Market Value Adjusted Fixed Account Option. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account will be the next shortest term length we offer for the Market Value Adjusted Fixed Account Option at that time, and the interest rate will be the rate declared by us at that time for such term.
Investment Alternatives: Transfers

TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.
You may make up to 12 transfers per Contract Year without charge. Currently, a transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn Accumulation Benefit Option or SureIncome Option to your Contract, certain restrictions on

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transfers apply. See the “TrueReturn Accumulation Benefit Option” and “SureIncome Withdrawal Benefit Option” sections of this prospectus for more information. In any event, the transfer fee will never be greater than $25.
The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Sub-account is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Sub-account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See “Standard Fixed Account Option”. The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $100.
We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.
For Consultant Solutions Select Contracts, the maximum amount that may be allocated during any single day to certain selected funds by telephone, fax, Internet, overnight or express mail services, same day messenger, or in person is $25,000. All trades exceeding this daily limit must be made by first class US Mail. The funds currently affected by this restriction are:

Fidelity® VIP Overseas – Service Class 2 Sub-Account
Janus Henderson Overseas Portfolio – Service Shares Sub-Account
Oppenheimer Global Fund/VA – Service Shares Sub-Account
VanEck VIP Emerging Markets Fund - Initial Class Sub-Account
Western Asset Variable Global High Yield Bond Portfolio – Class II Sub-Account
We reserve the right to waive any transfer restrictions.
TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.
TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 800-457-7617. The cut-off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.
We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.
We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.
MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.
We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing

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strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under “Trading Limitations.” Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.
While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.
TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

•
we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

•
we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

•	the total dollar amount being transferred, both in the aggregate and in the transfer request;

•
the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

•
whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

•	whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

•	the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.
We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.
If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).
In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.
SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio’s Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

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We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio’s prospectus for more complete information regarding the fees and charges associated with each Portfolio.
DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.
We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.
By investing amounts on a regular basis instead of investing the total amount at one time, Dollar Cost Averaging may decrease the effect of market fluctuations on the investment of your Purchase Payment. This may result in a lower average cost of units over time. However, there is no guarantee that Dollar Cost Averaging will result in a profit or protect against a loss in a declining market. We do not deduct a charge for participating in a Dollar Cost Averaging program. Call or write us for instructions on how to enroll.
AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.
We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.
Example:
Assume that you want your initial purchase payment split among 2 Variable Sub-accounts. You want 40% to be in the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares Sub-Account Variable Sub-account and 60% to be in the Fidelity® VIP Index 500 – Service Class 2 Sub-Account Variable Sub-account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares Sub-Account Variable Sub-account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares Sub-Account Variable Sub-account for the appropriate Contract(s) and use the money to buy more units in the Fidelity® VIP Index 500 – Service Class 2 Sub-Account Variable Sub-account so that the percentage allocations would again be 40% and 60% respectively.
The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.
Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the Variable Sub-Accounts that performed better during the previous time period.
Expenses

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.
CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $40 contract maintenance charge from your assets invested in the Fidelity® VIP Government Money Market, Service Class 2 Variable Sub-account ($30 if the Contract value is equal to or greater than $2,000.) If there are insufficient assets in that Variable Sub-account, we will deduct the balance of the charge proportionally from the other Variable Sub-accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

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The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge for a Contract Anniversary if, on that date:

•	your Contract Value is equal to or greater than $50,000; or

•	your entire Contract Value is allocated to the Fixed Account Options or, after the Payout Start Date, if all income payments are fixed income payments.
We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.
ADMINISTRATIVE EXPENSE CHARGE
We currently deduct an administrative expense charge daily at an annual rate of 0.10% of the daily net assets you have invested in the Variable Sub-accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.25%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.
MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

Consultant Solutions Classic	1.25%
Consultant Solutions Plus	1.45%
Consultant Solutions Elite	1.60%
Consultant Solutions Select	1.70%
The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the Consultant Solutions Plus Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.
You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

•
MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. This charge may be increased but will never exceed 0.50%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

•
Annual Increase Death Benefit Option: The current mortality and expense risk charge for this option is 0.30%. This charge may be increased but will never exceed 0.50%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

•	Enhanced Earnings Death Benefit Option: The current mortality and expense risk charge for this option is:

•
0.25% (maximum of 0.35%) if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 70 or younger on the Rider Application Date; or

•
0.40% (maximum of 0.50%) if the oldest Contract Owner or, if older, the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, is age 71 or older and age 79 or younger on the Rider Application Date.

•
The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Enhanced Earnings Death Benefit Option, the charge will be based on the age of the new Contract Owner at the time the Contract is continued. Refer to the Death Benefit Payments provision in this prospectus for more information. We deduct the charge for this option only during the Accumulation Phase.

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•
Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.50%. This charge may be increased but will never exceed 0.75%. We guarantee that we will not increase the mortality and expense risk for this option after you have added it to your Contract. This option may be added to your Contract on the Payout Start Date. The charge will be deducted only during the Payout Phase.

TRUERETURN ACCUMULATION BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the TrueReturn Accumulation Benefit Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select, however we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Accumulation Benefit Option at the time of trade-in.
The Rider Fee is deducted only from the Variable Sub-account(s) on a pro rata basis in the proportion that your value in each Variable Sub-account bears to your total value in all Variable Sub-accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-account. If you terminate the Option, or terminate the Contract by a total withdrawal, prior to the Rider Maturity Date on a date other than the Contract Anniversary, we will deduct a Rider Fee that is prorated based on the number of full months between the Contract Anniversary immediately prior to the termination and the date of the termination. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the “TrueReturn Accumulation Benefit Option” section of this prospectus for more information.
SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FEE
We charge a separate annual Rider Fee for the Spousal Protection Benefit (Co-Annuitant) Option. The current annual Rider Fee is 0.10% of the Contract Value. This fee applies to Options added on or after May 1, 2005. For Options added prior to May 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary and in certain circumstances on the date you terminate the Option. We reserve the right to increase the annual Rider Fee on newly issued Options to up to 0.15% of the Contract Value. We also reserve the right to charge different Rider Fees for new Spousal Protection Benefit (Co-Annuitant) Options we offer in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract.
The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.
The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary while the Rider is in force.
For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary.
If the Rider is terminated for any reason on a Contract Anniversary, we will deduct a full Rider Fee. If the Option is terminated on a date other than a Contract Anniversary, we will deduct a pro rata Rider Fee, except we will not charge any Rider Fee if the Option is terminated on the Payout Start Date or due to the death of the Contract Owner or Annuitant. If we charge a Rider Fee on the termination of the Option, the Rider Fee will be reduced pro rata, so that you are only charged for the number of full months this Option was in effect.
SUREINCOME WITHDRAWAL BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the SureIncome Option (“SureIncome Option Fee” or “Rider Fee”). The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the Rider Fee to up to 1.25% of the Benefit Base. We also reserve the right to charge different Rider Fees for different Withdrawal Benefit Factors we may offer in the future. However, once we issue your SureIncome Option, we cannot change the Rider Fee that applies to your Option. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new SureIncome Option at the time of trade-in.
The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total Contract

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Value in all Variable Sub-Accounts, the excess of the Rider Fee over the total Contract Value in all Variable Sub-Accounts will be waived.
The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary the SureIncome Option is in force.
For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to the 0.50% multiplied by the Benefit Base as of that Contract Anniversary.
If the SureIncome Option is terminated for any reason on a Contract Anniversary, we will deduct a full Rider Fee. If the SureIncome Option is terminated on a date other than a Contract Anniversary, we will deduct a pro rata Rider Fee, except we will not charge any Rider Fee if the SureIncome Option is terminated on the Payout Start Date or due to the death of the Contract Owner or Annuitant. If we charge a Rider Fee on the termination of the SureIncome Option, the Rider Fee will be reduced pro rata, so that you are only charged for the number of full months the SureIncome Option was in effect.
TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. In any event, the transfer fee will never be greater than $25. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.
WITHDRAWAL CHARGE
For all of the contracts except the Consultant Solutions Select, we may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears in the “Expense Tables” section of this prospectus. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.
Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.
Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. Refer to the “Market Value Adjusted Fixed Account Option” section of this prospectus for more information on market value adjustments.
FREE WITHDRAWAL AMOUNT
You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments (excluding Credit Enhancements for Consultant Solutions Plus Contracts) that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.
Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.
You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment or applicable taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.
For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1)	Purchase payments that no longer are subject to withdrawal charges;

2)	Free Withdrawal Amount (if available);

3)	Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4)	Any earnings not previously withdrawn.
However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

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If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:

•	The Free Withdrawal Amount described above; or

•	Earnings as of the beginning of the Contract Year that have not been previously withdrawn.
For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1)	Earnings not previously withdrawn;

2)	Purchase payments that are no longer subject to withdrawal charges;

3)	Free Withdrawal Amount in excess of earnings;

4)	Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.
If you have selected the Consultant Solutions Select Contract, there are no withdrawal charges applicable and, therefore, no Free Withdrawal Amount. Amounts withdrawn may be subject to a Market Value Adjustment or applicable taxes.
All Contracts
We do not apply a withdrawal charge in the following situations:

•	the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

•	withdrawals taken to satisfy IRS minimum distribution rules for the Contract; or

•	withdrawals that qualify for one of the waivers described below.
We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the Consultant Solutions Plus Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.
Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.
Confinement Waiver. We will waive the withdrawal charge on all withdrawals taken under your Contract if the following conditions are satisfied:

1.
you, or, if the Contract Owner is not a living person, the Annuitant, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must first enter the long term care facility or hospital at least 30 days after the Issue Date,

2.	we receive your request for withdrawal and written proof of the stay no later than 90 days following the end of your or the Annuitant’s stay at the long term care facility or hospital, and

3.	Due proof of confinement is received by us prior to or at the time of, a request for a withdrawal.
“Due Proof” includes, but is not limited to, a letter signed by a physician stating the dates the Owner or Annuitant was confined, the name and location of the Long Term Care Facility or Hospital, a statement that the confinement was medically necessary, and, if released, the date the Owner or Annuitant was released from the Long Term Care Facility or Hospital.
Terminal Illness Waiver.    We will waive the withdrawal charge on all withdrawals under your Contract if:

1.	you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2.	you provide Due Proof of diagnosis to us before or at the time you request the withdrawal.
“Due Proof” includes, but is not limited to, a letter signed by a physician stating that the Owner or Annuitant has a Terminal Illness and the date the Terminal Illness was first diagnosed.
Unemployment Waiver.    We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

1.	you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,

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2.	you or the Annuitant receive unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment, and

3.
you or the Annuitant claim this benefit within 180 days of your or the Annuitant’s initial receipt of unemployment compensation, and we receive due proof that you are or have been unemployed and that unemployment compensation has been received for at least thirty consecutive days prior to or at the time of the request for withdrawal.

“Unemployment Compensation” means unemployment compensation received from a unit of state or federal government in the U.S. “Due Proof” includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.
You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments.
These waivers do not apply under the Consultant Solutions Select.
Please refer to your Contract for more detailed information about the terms and conditions of these waivers.
The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not pay a withdrawal charge because of these waivers, a Market Value Adjustment may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.
PREMIUM TAXES
Some states and other governmental entities ( e.g. , municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may sometime in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 3.5%, depending on the state.
At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.
DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We may assess a charge against the Sub-accounts and the Fixed Rate Options equal to any taxes which may be imposed upon the Variable Account. We will pay company income taxes on the taxable corporate earnings created by this Variable Account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the Tax Charge you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Variable Account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividends received deductions. We do not pass these tax benefits through to holders of the Variable Account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the Tax Charge you pay under the contract. We reserve the right to change these tax practices.
Our status under the Code is briefly described in the “Taxes” section of this prospectus.
OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-accounts. These fees and expenses are described in the prospectuses for the Portfolios. For a summary of Portfolio annual expenses, see the “Expense Tables” section of this prospectus. We receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative services we provide to the Portfolios. We collect this compensation under agreement between us and the Portfolio’s investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.
Access to Your Money

WITHDRAWALS
You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See the “Income Plans” section of this prospectus.
The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, less any applicable withdrawal charges, income

55

tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.
You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.
In general, you must withdraw at least $50 at a time.
Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See the “Standard Fixed Account Option” section of this prospectus.
Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless the SureIncome Withdrawal Benefit Option is currently attached to your Contract. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if the SureIncome Withdrawal Benefit Option is currently attached to your Contract. See “SureIncome Withdrawal Benefit Option” for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and taxes.
WRITTEN REQUESTS AND FORMS IN GOOD ORDER. Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in “good order.” Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.
POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1.	The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2.	An emergency exists as defined by the SEC, or

3.	The SEC permits delay for your protection.
We may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.
SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 800-457-7617 for more information.
Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.
We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.
MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless the SureIncome Withdrawal Benefit Option is currently attached to your Contract. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.

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Income Payments

PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value, adjusted by any applicable Market Value Adjustment and less applicable taxes, to an Income Plan. The first income payment may occur no sooner than 30 days after the Issue Date. The Payout Start Date must occur on or before the later of:

•	the youngest Annuitant’s 99th birthday, or

•	the 10th Contract Anniversary.
You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.
INCOME PLANS
An “Income Plan” is a series of payments made on a scheduled basis to you or to another person designated by you. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated to the Income Plan you selected If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under “Income Protection Benefit Option,” below.
If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. On the Payout Start Date, the portion of the Contract Value in any Fixed Account Option, adjusted by any applicable Market Value Adjustment and less any applicable taxes, will be used to derive fixed income payments; the portion of the Contract Value in any Variable Sub-account, less any applicable taxes, will be used to derive variable income payments.
If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the “Beneficiary” section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.
Depending on the Income Plan(s) you choose, you may receive:

•	fixed income payments; or

•	variable income payments;
Partial annuitizations are not allowed. Your total Contract Value, adjusted by any applicable Market Value Adjustment, and less any applicable taxes, must be applied to your Income Plan on the Payout Start Date.
A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the “basis”. Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2 may be subject to an additional 10% federal tax penalty.
The seven Income Plans are:
Income Plan 1 – Life Income with Guaranteed Number of Payments.    Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed (“Guaranteed Payment Period”) may be 0 months, or range from 60 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.
Income Plan 2 – Joint and Survivor Life Income with Guaranteed Number of Payments.     Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may be 0 months, or range from 60 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.

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Income Plan 3 – Guaranteed Number of Payments.    Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant’s life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3. See “Payout Withdrawals” below for more details.
Income Plan 4 – Life Income with Cash Refund. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.
Income Plan 5 – Joint Life Income with Cash Refund.    Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.
Income Plan 6 – Life Income with Installment Refund.    Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.
Income Plan 7 – Joint Life Income with Installment Refund.     Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.
If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.
The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.
Payout Withdrawal
You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value (“Withdrawal Value”), subject to a Payout Withdrawal Charge, by requesting a withdrawal (“Payout Withdrawal”) in writing. For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate (this may be the initial interest rate in some states.) The applicable current interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.
A Payout Withdrawal must be a least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.
You must specify the Investment Alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.

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Payout Withdrawal Charge
To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments have been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.
Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

	Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
Contract:	0	1	2	3	4	5	6	7	8+
Consultant Solutions Classic	7%	7%	6%	5%	4%	3%	2%	0%	0%
Consultant Solutions Plus	8.5%	8.5%	8.5%	7.5%	6.5%	5.5%	4%	2.5%	0%
Consultant Solutions Elite	7%	6%	5%	0%	0%	0%	0%	0%	0%
Consultant Solutions Select	None
Additional Information.     We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.
We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

•
terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

•	reduce the frequency of your payments so that each payment will be at least $20.
VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) company mortality experience or (b) the amount of our administration expenses.
We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.
In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate (“AIR”, also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply. The 6% and 5% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 3% AIR will automatically apply. We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.
Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.
You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which

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may vary from year to year, but will not be less than 2% per year. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.
INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

•	The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

•	You must choose Income Plan 1 or 2 and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

•	You may apply the Income Protection Benefit Option

•	The AIR must be 3% for the Income Plan that you wish to apply this benefit to.

•	You may only add the Income Protection Benefit Option on the Payout Start Date and, once added, the option cannot be cancelled.

•	You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Income Protection Benefit Option.

•	You may not convert variable income payments to fixed income payments.
If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value (“Income Protection Benefit”), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. If you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of 1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced survivor plan. See Appendix C for numerical examples that illustrate how the Income Protection Benefit is calculated.
If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. Currently, the charge for this option is 0.50%. We may change the amount we charge, but it will not exceed 0.75%. Once the option is issued, we will not increase what we charge you for the benefit.
Investment Requirements.
If you add the Income Protection Benefit Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-accounts, exclusion of certain Variable Sub-accounts, required minimum allocations to certain Variable Sub-accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to the Income Protection Benefit Option if it was added to your Contract prior to the implementation date of the change, except for changes made due to a change in Variable Sub-accounts available under the Contract.
When you add the Income Protection Benefit Option to your Contract, you must allocate to a model portfolio option the entire portion of your Contract Value allocated to the Variable Sub-accounts.
We currently offer one Model Portfolio Option; however, we may add more Model Portfolio Options in the future. Transfers made for purposes of adhering to your Model Portfolio Option will not count towards the number of free transfers you may make each Contract Year.
The following table summarizes the Model Portfolio Option currently available for use with the Income Protection Benefit Option:

*	Model Portfolio Option 1
Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-account and return it to the percentage allocations for your Model Portfolio Option, using the percentage allocations as of your most recent instructions.

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Model Portfolio Option 1
You must allocate a certain percentage of the portion of your Contract Value allocated to the Variable Sub-accounts into each of three asset categories. You may choose the Variable Sub-accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.
The following table describes the percentage allocation requirements for Model Portfolio Options 1 and Variable Sub-accounts available under each category:

Model Portfolio Option 1
20% Category A
50% Category B
30% Category C
CATEGORY A
Fidelity® VIP Government Money Market Portfolio – Service Class 2 Sub-Account(8)
Model Portfolio Option 1
CATEGORY B
Fidelity® VIP Investment Grade Bond Portfolio – Service Class 2 Sub-Account
Western Asset Variable Global High Yield Bond Portfolio– Class II Sub-Account
MFS® High Yield Portfolio- Service Class Sub-Account
PIMCO International Bond Portfolio (U.S. Dollar-Hedged) – Administrative Shares Sub-Account (9)
PIMCO Real Return – Administrative Shares Sub-Account
PIMCO Total Return – Administrative Shares Sub-Account(3)
Morgan Stanley VIF U.S. Real Estate, Class II (6)
Invesco V.I. Government Securities Fund, Series II Sub-Account
CATEGORY C
Invesco V.I. Value Opportunities Fund – Series II Sub-Account
Invesco V.I. Core Equity Fund– Series II Sub-Account(7)
Invesco V.I. Mid Cap Core Equity Fund– Series II Sub-Account(5)
Fidelity® VIP ContrafundSM Portfolio – Service Class 2 Sub-Account
Fidelity® VIP Equity-Income PortfolioSM – Service Class 2 Sub-Account
Fidelity® VIP Index 500 Portfolio– Service Class 2 Sub-Account
Fidelity® VIP Overseas Portfolio– Service Class 2 Sub-Account
Fidelity® VIP Asset Manager Portfolio – Service Class 2 Sub-Account
Janus Henderson Overseas Portfolio – Service Shares Sub-Account
Janus Henderson Forty Portfolio– Service Shares Sub-Account
Janus Henderson Mid Cap Value Portfolio – Service Shares Sub-Account(4)
Janus Henderson Balanced Portfolio– Service Shares Sub-Account
ClearBridge Variable Large Cap Value – Class II Sub-Account
MFS® Investors Trust Portfolio – Service Class Sub-Account
MFS® Massachusetts Investors Growth Stock Portfolio – Service Class Sub-Account(2)
MFS® Total Return Portfolio – Service Class Sub-Account
MFS® Value Portfolio – Service Class Sub-Account
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Sub-Account(1)
Oppenheimer Main Street Small Cap Fund/VA – Service Shares Sub-Account
Guggenheim VIF Long Short Equity Fund Sub-Account
T. Rowe Price Equity Income Portfolio – II Sub-Account
T. Rowe Price Blue Chip Growth Portfolio – II Sub-Account
Invesco V.I. Growth and Income Fund, Series II Sub-Account

(1)
Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date:

Oppenheimer Discovery Mid Cap Growth Fund/VA Service Sub-Account
Contract Owners who had contract value invested in this Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire

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contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in this Variable Sub-Account as of the specified closure date may not invest in the Variable Sub-Account.

(2)
On or about March 27, 2015, the MFS® Massachusetts Investors Growth Stock Portfolio – Service Class, a portfolio of MFS® Variable Insurance Trust II, acquired the MFS® Investors Growth Stock Series – Service Class, a series of MFS® Variable Insurance Trust.

(3)
We previously notified you that, effective May 1, 2015, the PIMCO Total Return - Administrative Shares sub-account was closed to all contract owners except those contract owners who had Account Value invested in the variable sub-account, and that we had intended to remove it as an investment option and substitute a new investment option under your Variable Annuity contract.  However, we are no longer planning to remove this sub-account or substitute a new investment option.  As a result, effective February 5, 2018, the PIMCO Total Return - Administrative Shares sub-account is available to all contract owners.

(4)
Effective April 13, 2015, the Janus Henderson Mid Cap Value Portfolio – Service Shares sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

(5)
Effective September 1, 2015, the Invesco V.I. Mid Cap Core Equity Fund – Series II sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

(6)
Effective February 23, 2016, the VIF U.S. Real Estate Portfolio, Class II sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

(7)
Effective December 23, 2016, the Invesco V.I. Core Equity – Series II Sub-Account sub-account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the closure date may continue to submit additional investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they withdraw or otherwise transfer their entire contract value from the variable sub-account following the closure date. Contract owners who do not have contract value invested in the variable sub-account as of the closure date will not be permitted to invest in the variable sub-account thereafter.

(8)
Effective September 23, 2016, the PIMCO Money Market Portfolio - Administrative Shares sub-account was liquidated and any contract value remaining in the sub-account was transferred to the Fidelity® VIP Government Money Market Portfolio - Service Class 2.

(9)
Effective on or about July 30, 2018, the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares sub-account changed its name to the PIMCO International Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.
We calculate the fixed income payments by:

•	adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

•	deducting any applicable taxes; and

•
applying the resulting amount to the greater of: (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract; or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.
CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts covered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the Contract is appropriate.

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Death Benefits

DEATH PROCEEDS
Under certain conditions, described below, we will pay a death settlement (“Death Proceeds”) for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. The Death Proceeds will not exceed the Contract Value plus $1 million. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the “Payout Phase” section of your Contract. See the “Income Payments” section of this prospectus for more information.
We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a “Complete Request for Settlement,” a claim for distribution of the Death Proceeds must include “Due Proof of Death” in any of the following forms of documentation:

•	A certified copy of the death certificate;

•	A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

•	Any other proof acceptable to us.
“Death Proceeds” are determined based on when we receive a Complete Request for Settlement:

•	If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the “Death Benefit.”

•
If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-accounts are subject to investment risk.
DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:

•	MAV Death Benefit Option

•	Annual Increase Death Benefit Option

•	Enhanced Earnings Death Benefit Option
The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.
You may select any combination of death benefit options on the issue date of your Contract or at a later date, subject to state availability and issue age restrictions. You may not add any of the death benefit options to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you want to add an option.
The “Death Benefit” is equal to the Enhanced Earnings Death Benefit (if selected) plus the greatest of:

•	The Contract Value;

•	The Settlement Value;

•	The ROP Death Benefit;

•	The MAV Death Benefit Option (if selected); or

•	The Annual Increase Death Benefit Option (if selected).
The “Settlement Value” is the amount that would be paid in the event of a full withdrawal of the Contract Value.

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The “ROP Death Benefit” is equal to the sum of all purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts), reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:
The sum of all purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) made prior to the withdrawal, less any prior withdrawal adjustments.
Maximum Anniversary Value Death Benefit Option.
The MAV Death Benefit Option is available only if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20%. We may change what we charge for this death benefit option, but it will never exceed 0.50%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.
On the date we issue the rider for this benefit (“Rider Date”), the MAV Death Benefit is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see the “Death Proceeds” section above), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

•	Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment (and Credit Enhancement for Consultant Solutions Plus Contracts).

•
Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

•
On each Contract Anniversary until the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or Co-Annuitant, whichever occurs first, or, if the Contract is owned by a non-living person, the oldest Annuitant, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date through the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or Co-Annuitant, whichever occurs first, or, if the Contract is owned by a non-living person, the oldest Annuitant, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described in the “Death Benefit Payments” section of this prospectus, and if the New Contract Owner is age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts), withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

•
The first Contract Anniversary following the 80th birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant. (After the 80th birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant, the MAV Death Benefit will be recalculated only for purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) and withdrawals); or

•	The date we next determine the Death Proceeds.
Annual Increase Death Benefit Option.
The Annual Increase Death Benefit Option is only available if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.30%. We may change what we charge for this death benefit option, but it will never exceed 0.50%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.
On the date we issue the rider for this benefit (“Rider Date”), the Annual Increase Death Benefit is equal to the Contract Value. The Annual Increase Death Benefit, plus purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) made after the Rider Date and less withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (may be 3% in certain states), subject to the “Cap” defined below. This accumulation will continue until the earlier of:

(a)
the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or Co-Annuitant, whichever occurs first, or, if the Contract is owned by a non-living person, the oldest Annuitant; or

(b)	the date we determine the Death Proceeds.

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After the 5% interest accumulation (may be 3% in certain states) ends, the Annual Increase Death Benefit will continue to be increased by purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) and reduced by withdrawal adjustments for withdrawals until the death benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the amount of the Annual Increase Death Benefit immediately prior to the withdrawal.
The Annual Increase Death Benefit Cap is equal to:

•	200% of the Contract Value as of the Rider Date; plus

•
200% of purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) made in the 12-month period immediately prior to the death of a Contract Owner or the Co-Annuitant, or, if the Contract is owned by a non-living person, an Annuitant; minus

•	Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to Appendix E for withdrawal adjustment examples.
If, upon death of the Contract Owner, the Contract is continued under Option D as described in the “Death Benefit Payments” section of this prospectus, and if the New Contract Owner is age 80 or younger on the date we determine the Death Proceeds, then the Annual Increase Death Benefit Option will continue. The amount of the Annual Increase Death Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts), less withdrawal adjustments for any subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year (may be 3% in certain states) from the date we determine the Death Proceeds, until the earlier of:

•
The first Contract Anniversary following the 80th birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant. (After the 80th birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant, the Annual Increase Death Benefit will be recalculated only for purchase payments and withdrawals (and Credit Enhancements for Consultant Solutions Plus Contracts)); or

•	The date we next determine the Death Proceeds.
Enhanced Earnings Death Benefit Option.
The “Enhanced Earnings Death Benefit Option” is only available if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:

•	0.25%, if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 70 or younger on the Rider Application Date; and

•
0.40%, if the oldest Contract Owner or, if older, the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, is age 71 or older and age 79 or younger on the Rider Application Date.

We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Enhanced Earnings Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the ages of the oldest new Contract Owner and the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, at the time the Contract is continued.
If the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 70 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit is equal to the lesser of:

•
100% of “In-Force Premium” (excluding purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) made after the date we issue the rider for this benefit (“Rider Date”) and during the twelve-month period immediately prior to the death of a Contract Owner or Co-Annuitant, or, if the Contract is owned by a non-living person, an Annuitant); or

•	40% of “In-Force Earnings”
calculated as of the date we determine the Death Proceeds.

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If the oldest Contract Owner or, if older, the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, is age 71 or older and age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit is equal to the lesser of:

•
50% of “In-Force Premium” (excluding purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) made after the Rider Date and during the twelve-month period immediately prior to the death of a Contract Owner or Co-Annuitant, or, if the Contract is owned by a non-living person, an Annuitant); or

•	25% of “In-Force Earnings”
calculated as of the date we determine the Death Proceeds.
In-Force Earnings are equal to the current Contract Value less In-Force Premium. If this quantity is negative, then In-Force Earnings are equal to zero.
In-Force Premium is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments, including any associated credit enhancements, made after the Rider Date, less the sum of all “Excess-of-Earnings Withdrawals” made after the Rider Date.
An Excess-of-Earnings Withdrawal is equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.
Refer to Appendix E for numerical examples that illustrate how the Enhanced Earnings Death Benefit Option is calculated.
If, upon death of the Contract Owner, the Contract is continued under Option D as described in the “Death Benefit Payments” section of this prospectus, and if the New Contract Owner is younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit option. If the death benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:

•	The Rider Date will be changed to the date we determine the Death Proceeds;

•
The In-Force Premium is equal to the Contract Value as of the new Rider Date plus all purchase payments, including any associated credit enhancements, made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;

•
The Enhanced Earnings Death Benefit after the new Rider Date will be determined as described above, but using the ages of the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, as of the new Rider Date.

•
The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, as of the new Rider Date.

If the Contract Owner’s, Co-Annuitant’s or Annuitant’s age is misstated, the Enhanced Earnings Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.
ALL OPTIONS
We reserve the right to impose limitations on the Investment Alternatives in which you may invest as a condition of these options. These restrictions may include, but are not limited to, maximum investment limits on certain investment alternatives, exclusion of certain investment alternatives, required minimum allocations to certain investment alternatives, restrictions on transfers to and from certain investment alternatives, and/or the required use of Automatic Portfolio Rebalancing. Currently, no such restrictions are being imposed.
These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

•	the date the Contract is terminated;

•
if, upon the death of the Contract Owner, the Contract is continued under Option D as described in the “Death Benefit Payments” section of this prospectus, and the New Owner is older than age 80 (age 80 or older for the Enhanced Earnings Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

•
if the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

•
on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is a current Contract Owner;

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•	on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is a current Annuitant; or

•	the Payout Start Date.
Notwithstanding the preceding, in the event of the Contract Owner’s death, if the Contract Owner’s spouse elects to continue the Contract (as permitted in the Death of Owner provision below) he or she may terminate the Enhanced Earnings Death Benefit at that time.
DEATH BENEFIT PAYMENTS
Death of Contract Owner
If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be the “New Contract Owners”. If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.
If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.
The Options available to each New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us. If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.
New Contract Owner Categories
Category 1.    If your spouse (or Annuitant’s spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.
Category 2.    If the New Contract Owner is a living person who is not your spouse (or Annuitant’s spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.
Category 3.    If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.
The death settlement options we currently offer are:
Option A.    The New Contract Owner may elect to receive the Death Proceeds in a lump sum.
Option B.     The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

•	Over the life of the New Contract Owner; or

•	For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

•	Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.
Option C.    The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Fidelity® VIP Government Money Market, Service Class 2 Variable Sub-account unless the New Contract Owner provides other allocation instructions.
The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The New Contract Owner may exercise all rights set forth in the Transfers provision.

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If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner’s Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner’s death.
Option D.    The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Note that if you elected to receive required minimum distributions under a Minimum Distribution Option, the program will be discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the Contract.
Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Fidelity® VIP Government Money Market, Service Class 2 Variable Sub-account.
Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may transfer all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-accounts, the Standard Fixed Account and the Market Value Adjusted Fixed Account without incurring a transfer fee. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.
The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject to a Market Value Adjustment and a 10% tax penalty if the New Contract Owner is under age 59 1/2.
Option E.    For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the “Annual Required Distribution” calculated for each calendar year. The first such withdrawal must occur within:

•	One year of the date of death;

•	The same calendar year as the date we receive the first Complete Request for Settlement; and

•	One withdrawal frequency.
The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.
In the calendar year in which the Death Proceeds are determined, the Annual Required Distribution is equal to the Contract Value on the date of the first distribution divided by the “Life Expectancy” of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. The Contract Value on the date of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.
In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occurred, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.
If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner’s Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.
We reserve the right to offer additional death settlement options.
Death of Annuitant
If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

•	The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

•
The Contract Owner is a grantor trust established by a living person, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

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Surviving Contract Owner Categories
Category 1.    If the Owner is a living person, the Contract will continue in the Accumulation Phase with a new Annuitant. The Contract Value will not be increased by any excess of the Death Proceeds over the Contract Value as of the date that we determine the value of the Death Proceeds.
The new Annuitant will be:

•	A person you name by written request, subject to the conditions described in the Annuitant section of this Contract; otherwise,

•	The youngest Owner; otherwise,

•	The youngest Beneficiary.
Category 2.    If the Owner is a corporation, trust, or other non-living person, the Owner must choose between the following two options:
Option A.    The Owner may elect to receive the Death Proceeds in a lump sum.
Option B.    The Owner may elect to receive the Contract Value payable within 5 years of the Annuitant’s date of death. Under this Option, the excess, if any, of the Death Proceeds over the Contract Value, as of the date that we determine the value of the Death Proceeds, will be added to the Contract Value. Unless otherwise instructed by the Owner, this excess will be allocated to the Fidelity® VIP Government Money Market -Service Class 2 Variable Sub-account. During the 5-year period that follows the Annuitant’s date of death, the Owner may exercise all rights as set forth in the Transfers section. Withdrawal Charges will be waived for any withdrawals made during this 5-year period, however, the amount withdrawal may be subject to a Market Value Adjustment.
No additional purchase payments may be added to the Contract under this section. Withdrawal Charges will be waived for any withdrawals made during this 5-year period.
We reserve the right to offer additional death settlement options.
Qualified Contracts
The death settlement options for Qualified Plans, including IRAs, may be different to conform with the individual tax requirements of each type of Qualified Plan. Please refer to your Endorsement for IRA plans, if applicable, for additional information on your death settlement options. In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.
Spousal Protection Benefit (Co-Annuitant) Option and Death of Co-Annuitant
We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

•	The individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA.

•	The Contract Owner’s spouse must be the sole Primary Beneficiary of the Contract and will be the named Co-Annuitant.

•	The Contract Owner must be age 90 or younger on the Rider Application Date; and the Co-Annuitant must be age 79 or younger on the Rider Application Date.

•
The option may only be added when we issue the Contract or within 6 months of the Contract Owner’s marriage. We may require proof of marriage in a form satisfactory to us. Currently, you may not add the option to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Option.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date and the “Death of Annuitant” provision of your Contract does not apply on the death of the Co-Annuitant.
You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.
There is an annual Rider Fee of 0.10% of the Contract Value for Options added on or after May 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after May 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time.

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The option will terminate upon the date your written termination request is accepted by us or will terminate on the earliest of the following occurrences:

•	upon the death of the Co-Annuitant (as of the date we determine the Death Proceeds);

•	upon the death of the Contract Owner (as of the date we determine the Death Proceeds);

•	on the date the Contract is terminated;

•	on the Payout Start Date; or

•	on the date you change the beneficiary of the Contract and the change is accepted by us;

•
for options added on or after May 1, 2005, the Contract Owner may terminate the option upon the divorce of the Contract Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

•	for options added prior to May 1, 2005, the Owner may terminate this option at any time by written notice in a form satisfactory to us.
Once the Option is terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last Option attached to the Contract was terminated due to divorce or a change of beneficiary.
Death of Co-Annuitant.    If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the “Death of Owner” provision of your Contract:

•	The Co-Annuitant must have been your legal spouse on the date of his or her death; and

•	Option D of the “Death of Owner” provision of your Contract has not previously been exercised.
The Contract may only be continued once under Option D under the “Death of Owner” provision. For a description of Option D, see the “Death of Owner” section of this prospectus.

Description of Lincoln Benefit Life Company and the Variable Account

LINCOLN BENEFIT LIFE COMPANY
Lincoln Benefit is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is 1221 N Street, Suite 200, Lincoln, NE 68508. Lincoln Benefit is a wholly-owned subsidiary of LBL HoldCo II, Inc., a Delaware corporation, which is a wholly-owned, indirect subsidiary of RL LP, a Bermuda limited partnership, and RL (Parallel) LP, a Bermuda-based partnership.
We are authorized to conduct life insurance and annuity business in the District of Columbia, U.S. Virgin Islands and all states except New York. We will market the Contract everywhere we conduct variable annuity business. The Contracts offered by this prospectus are issued by us and will be funded in the Variable Account and/or the Fixed Account.
Lincoln Benefit has reinsurance agreements whereby certain premiums, contract charges, interest credited to contract holder funds, benefits and expenses are ceded to Allstate Life Insurance Company (“Allstate Life”) and other non-affiliated reinsurers. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of these transactions or agreements has changed the fact that we are primarily liable to you for your Contract.
State Regulation of Lincoln Benefit. We are subject to the laws of Nebraska and regulated by the Nebraska Department of Insurance. Every year we file an annual statement with the Department of Insurance covering our operations for the previous year and our financial condition as of the end of the year. We are inspected periodically by the Department of Insurance to verify our contract liabilities and reserves. Our books and records are subject to review by the Department of Insurance at all times. We are also subject to regulation under the insurance laws of every jurisdiction in which we operate.
Financial Statements. The financial statements and related financial statement schedules of Lincoln Benefit and the financial statements of the Variable Account, which are comprised of the financial statements of the underlying Sub-Accounts, are set forth in the Statement of Additional Information.
VARIABLE ACCOUNT
Lincoln Benefit Life Variable Annuity Account was originally established in 1992, as a segregated asset account of Lincoln Benefit. The Variable Account meets the definition of a “separate account” under the federal securities laws and is registered with the SEC as a

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unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Variable Account or Lincoln Benefit.
We own the assets of the Variable Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Contract Value of the Contracts offered by this prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains, or losses. Our obligations arising under the Contracts are general corporate obligations of Lincoln Benefit.
The Variable Account is divided into Sub-Accounts. The assets of each Sub-Account are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of any Variable Account, its Sub-Accounts or the Portfolios. Values allocated to the Variable Account and the amount of Variable Annuity payments will rise and fall with the values of shares of the Portfolios and are also reduced by Contract charges. We may also use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.
We have included additional information about the Variable Account in the Statement of Additional Information. You may obtain a copy of the Statement of Additional Information by writing to us or calling us at 1-800-457-7617. See also the “Table of Contents of the Statement of Additional Information” section of this prospectus.
THE PORTFOLIOS
Dividends and Capital Gain Distributions. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.
Voting Privileges.    As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.
As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee’s number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.
We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.
We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.
Changes in Portfolios.    If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.
Conflicts of Interest.    Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio’s board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.
THE CONTRACTS
Distribution.    Allstate Distributors, L.L.C. (“ADLLC”), located at 3075 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Contracts. ADLLC is a wholly owned subsidiary of Allstate Life. ADLLC is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

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ADLLC does not sell Contracts directly to purchasers. ADLLC enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Contracts through their registered representatives. The broker-dealers are registered with the SEC and are FINRA member firms. Their registered representatives are licensed as insurance agents by applicable state insurance authorities and appointed as agents of Lincoln Benefit in order to sell the Contracts. Contracts also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.
We will pay commissions to broker-dealers and banks which sell the Contracts. Commissions paid vary, but we may pay up to a maximum sales commission of 7.5% of total purchase payments. In addition, we may pay ongoing annual compensation of up to 1.25% of Contract Value. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with the broker-dealer’s or bank’s practices. We estimate that commissions and annual compensation, when combined, will not exceed 8.5% of total purchase payments. However, commissions and annual compensation could exceed that amount because ongoing annual compensation is related to Contract Value and the number of years the Contract is held.
From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Contract Value annually. These payments are intended to contribute to the promotion and marketing of the Contracts, and they vary among banks and broker-dealers. The marketing and distribution support services include but are not limited to: (1) placement of the Contracts on a list of preferred or recommended products in the bank’s or broker-dealer’s distribution system; (2) sales promotions with regard to the Contracts; (3) participation in sales conferences; and (4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer’s registered representatives. A list of broker-dealers and banks that ADLLC paid pursuant to such arrangements is provided in the Statement of Additional Information, which is available upon request. For a free copy, please write or call us at the address or telephone number listed on the front page of this prospectus, or go to the SEC’s website (www.sec.gov).
To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.
Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or ADLLC and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the contract.
Lincoln Benefit does not pay ADLLC a commission for distribution of the Contracts. ADLLC compensates its representatives who act as wholesalers, and their sales management personnel, for Contract sales. This compensation is based on a percentage of premium payments and/or a percentage of Contract values. The underwriting agreement with ADLLC provides that we will reimburse ADLLC for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.
Lincoln Benefit and ADLLC have also entered into wholesaling agreements with certain independent contractors and their broker-dealers. Under these agreements, compensation based on a percentage of premium payments and/or Contract values is paid to the wholesaling broker-dealer for the wholesaling activities of their registered representative.
Administration.   We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with Allstate Life. Allstate Life entered into an administrative services agreement with The Prudential Insurance Company of America (“PICA”) pursuant to which PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with SE2, LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby SE2, LLC provides certain business process outsourcing services with respect to the Contracts. SE2, LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2018, consisted of the following: NTT DATA, Inc. (administrative services) located at 100 City Square, Boston, MA 02129; RR Donnelley (compliance printing and mailing) located at 35 West Wacker Drive, Chicago, IL 60601; Iron Mountain Information Management, LLC (f/k/a Stacks LLC) (file storage and document destruction) located at 1 Federal Street, Boston, MA 02110; TierPoint, LLC (f/k/a Co-Sentry.net, LLC) (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; SOVOS Compliance (f/k/a Convey Compliance Systems, Inc.) (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105; Broadridge Output Solutions, Inc. (printing and mailing anniversary statements, financial confirmations, automated letters and quarterly statements) located at 2600 Southwest Blvd., Kansas City, MO 64108.

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In administering the Contracts, the following services are provided, among others:

•	maintenance of Contract Owner records;

•	Contract Owner services;

•	calculation of unit values;

•	maintenance of the Variable Account; and

•	preparation of Contract Owner reports.
We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error. Correspondence you send by regular mail to our service center should be sent to P.O. Box 758566, Topeka, KS 66675-8566. Your correspondence will be picked up at this address and then delivered to our service center. Your correspondence is not considered received by us until it is received at our service center. Where this prospectus refers to the day when we receive a purchase payment, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our service center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our service center (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.
We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.
We are at risk for cyber security failures or breaches of our information and processing systems and the systems of our business partners that could have negative impacts on you. These impacts include, but are not limited to, potential financial losses under your Contract, your inability to conduct transactions under your Contract, our inability to calculate your Contract’s values, and the disclosure of your personal or confidential information. For more information about these cyber security risks, see the Statement of Additional Information.
ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Lincoln Benefit no longer issues deferred annuities to employer sponsored qualified retirement plans.
LEGAL PROCEEDINGS
There are no pending legal proceedings affecting the Variable Account. Lincoln Benefit is engaged in routine lawsuits which, in our management’s judgment, are not of material importance to their respective total assets or material with respect to the Variable Account.
LEGAL MATTERS
Matters of Nebraska law pertaining to the Contract, including the validity of the Contract and Lincoln Benefit’s right to issue the Contract under Nebraska law, have been passed upon by Lamson Dugan & Murray LLP, Omaha, Nebraska.

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Taxes

The following discussion is general and is not intended as tax advice. Lincoln Benefit makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.
Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a tax adviser.
TAXATION OF LINCOLN BENEFIT LIFE COMPANY
Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Lincoln Benefit, and its operations form a part of Lincoln Benefit, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Lincoln Benefit believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Lincoln Benefit does not intend to make provisions for any such taxes. Lincoln Benefit will periodically review the issue of charging for taxes on investment income or capital gains of the Variable Account and may impose a charge against the Variable Account in order to make provision for such taxes.
TAXATION OF VARIABLE ANNUITIES IN GENERAL
Tax Deferral.    Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

•	the Contract Owner is a natural person,

•	the investments of the Variable Account are “adequately diversified” according to Treasury Department regulations, and

•	Lincoln Benefit is considered the owner of the Variable Account assets for federal income tax purposes.
Non-Natural Owners.     Non-natural owners are also referred to as Non-Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.
Exceptions to the Non-Natural Owner Rule.    There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.
Trusts are required to complete and submit a Certificate of Entity form, and we will tax report based on the information provided on this form.
Grantor Trust Owned Annuity.    Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.
Diversification Requirements.    For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be “adequately diversified” consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.
Ownership Treatment.    The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning

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circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.
Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Lincoln Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.
Taxation of Partial and Full Withdrawals.    If you make a partial withdrawal under a Non-Qualified Contract, the amount you receive will be taxed as ordinary income, rather than as return of cost basis, until all gain has been withdrawn. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds your cost basis in the Contract. An exception to this treatment exists for contracts purchased prior to August 14, 1982. Withdrawals are treated as a return of cost basis in the Annuity first until Purchase Payments made before August 14, 1982, are withdrawn. Moreover, income allocable to Purchase Payments made before August 14, 1982, is not subject to the 10% tax penalty.
Taxation of Annuity Payments.    Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your cost basis in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the cost basis in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the cost basis in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the cost basis in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount may be allowed as a deduction for your last taxable year. Under the Tax Cuts and Jobs Act of 2017, this deduction is suspended until after 2025.
Maximum Annuity Date. You must commence annuity payments no later than the first day of the calendar month following the maximum Annuity Date for your Annuity. Upon reaching the maximum Annuity Date you can no longer surrender, exchange, or transfer your contract. The maximum Annuity Date may be the same as the Latest Annuity Date as described elsewhere in this prospectus. For some of our Annuities, you can choose to defer the Annuity Date beyond the default or Latest Annuity Date, as applicable, described in your Annuity. However, the IRS may not then consider your Annuity to be an Annuity under the tax law.
Partial Annuitization
An individual may partially annuitize their non-qualified annuity if the contract so permits. The tax law allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under Section 72 of the Code. We do not currently permit partial annuitization.
Taxation of Level Monthly Variable Annuity Payments.    You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.
Withdrawals After the Payout Start Date.    Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.
Distribution at Death Rules.    In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

•
if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death;

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•
if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner’s death. These requirements are satisfied if any portion of the Contract Owner’s interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner’s death. If the Contract Owner’s designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

•
if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

Please consult with your tax or legal advisor for more information.
Taxation of Annuity Death Benefits.    Death Benefit amounts are included in income as follows:

•	if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

•	if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.
Medicare Tax on Net Investment Income.     The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,500 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.
Penalty Tax on Premature Distributions.    A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made as a result of the Contract Owner’s death or becoming totally disabled,

•
made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

•	made under an immediate annuity and the annuity start date is no more than one year from the date of purchase (the first annuity payment must commence within 13 months of the date of purchase), or

•	attributable to investment in the Contract before August 14, 1982.
You should consult a tax advisor to determine how these exceptions may apply to your situation.
Substantially Equal Periodic Payments. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner’s attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a tax advisor prior to creating or modifying a substantially equal periodic payment stream.
Special Rules in Relation to Tax-free Exchanges Under Section 1035. Section 1035 of the Code permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity, including tax-free exchanges of annuity death benefits for a Beneficiary Annuity. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them. After you elect an Income Plan, as described in the Income Payments section earlier in the prospectus, you are not eligible for a tax-free exchange under Section 1035.
Partial Exchanges. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer.
If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

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Taxation of Ownership Changes.  If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.
Aggregation of Annuity Contracts.  The Code requires that all non-Qualified deferred annuity contracts issued by Lincoln Benefit (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.
INCOME TAX WITHHOLDING
Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.
Lincoln Benefit is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.
Election out of withholding is valid only if the customer requests payment be made to a U.S. address and provides a taxpayer identification number.
Generally, Code Section 1441 provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8(BEN,BEN-E,EXP,ECI,IMY) (Generally a Form W-8BEN is the appropriate form). A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.
Certain payees may be subject to the Foreign Accounts Tax Compliance Act (FATCA) which may require 30% mandatory withholding for certain entities.  Please consult with your tax advisor for additional information regarding FATCA.
TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

•	Individual Retirement Annuities (IRAs) under Code Section 408(b);

•	Roth IRAs under Code Section 408A;

•	Simplified Employee Pension (SEP IRA) under Code Section 408(k);

•	Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section 408(p);

•	Tax Sheltered Annuities under Code Section 403(b);

•	Corporate and Self-Employed Pension and Profit Sharing Plans under Code Section 401; and

•	State and Local Government and Tax-Exempt Organization Deferred Compensation Plans under Code Section 457.
Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Lincoln Benefit no longer issues deferred annuities to employer sponsored qualified retirement plans.
The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Lincoln Benefit can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent’s IRA, TSA, or employer sponsored retirement plan under which the decedent’s surviving spouse is the beneficiary. Lincoln Benefit does not offer an individual retirement

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annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent’s IRA, TSA, or employer sponsored qualified retirement plan. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.
Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.
Taxation of Withdrawals from an Individually Owned Tax Qualified Contract.    If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.
“Qualified distributions” from Roth IRAs are not included in gross income. “Qualified distributions” are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made to a beneficiary after the Contract Owner’s death,

•	attributable to the Contract Owner being disabled, or

•	made for a first-time home purchase (first time home purchases are subject to a lifetime limit of $10,000).
“Nonqualified distributions” from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.
Required Minimum Distributions.    Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a tax advisor.
The Death Benefit and Tax Qualified Contracts. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.
It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.
Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.
Penalty Tax on Premature Distributions from Tax Qualified Contracts.    A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

•	made on or after the date the Contract Owner attains age 59 1/2,

•	made as a result of the Contract Owner’s death or total disability,

•
made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

•	made after separation from service after age 55 (does not apply to IRAs),

•	made pursuant to an IRS levy,

•	made for certain medical expenses,

•	made to pay for health insurance premiums while unemployed (applies only for IRAs),

•	made for qualified higher education expenses (applies only for IRAs),

•	made for a first-time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

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•
from an IRA or attributable to elective deferrals under a 401(k) plan, 403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual’s participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.
You should consult a tax advisor to determine how these exceptions may apply to your situation.
Substantially Equal Periodic Payments on Tax Qualified Contracts.    With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer’s attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a tax advisor prior to creating or modifying a substantially equal periodic payment stream.
Income Tax Withholding on Tax Qualified Contracts.    Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered “eligible rollover distributions.” The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Lincoln Benefit is required to withhold federal income tax at a rate of 20% on all “eligible rollover distributions” unless you elect to make a “direct rollover” of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

•	required minimum distributions, or,

•	a series of substantially equal periodic payments made over a period of at least 10 years, or,

•	a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

•	hardship distributions.
With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.
For all annuitized distributions that are not subject to the 20% withholding requirement, Lincoln Benefit is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.
Election out of withholding is valid only if the customer requests payment be made to a U.S. address and provides a taxpayer identification number.
Generally, Code Section 1441 provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8 at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8(BEN,BEN-E,EXP,ECI,IMY) (Generally a Form W-8BEN is the appropriate form). A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.
Certain payees may be subject to the Foreign Accounts Tax Compliance Act (FATCA) which may require 30% mandatory withholding for certain entities.  Please consult with your tax advisor for additional information regarding FATCA.
Charitable IRA Distributions.    Certain qualified IRA distributions for charitable purposes are eligible for an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA. A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual’s deductions, if any, for charitable contributions.

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The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Consistent with the applicable IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.
Individual Retirement Annuities.     Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and when distributions may commence. Certain distributions from other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an Individual Retirement Annuity. For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee “transfer” from one IRA account to another. IRA transfers are not subject to this 12-month rule.
Roth Individual Retirement Annuities.     Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and when distributions may commence.
A traditional Individual Retirement Account or Annuity may be converted or “rolled over” to a Roth Individual Retirement Annuity. The tax law allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.
Under the Tax Cuts and Jobs Act of 2017, you may no longer recharacterize a conversion to a Roth IRA. It is still permissible to recharacterize a contribution made to a Roth IRA as a traditional IRA contribution, or a contribution to a traditional IRA as a Roth IRA contribution. Such recharacterization must be completed by the applicable tax return due date (with extensions).
Annuities Held by Individual Retirement Accounts (commonly known as Custodial IRAs).     Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.
If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099-R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.
Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant’s surviving spouse as the new Annuitant, if the following conditions are met:

1)	The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2)	The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3)	We receive a complete request for settlement for the death of the Annuitant; and

4)	The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

(a)	The Annuitant’s surviving spouse is the sole beneficiary of the Individual Retirement Account;

(b)	The Annuitant’s surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

(c)	The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse’s election.
Simplified Employee Pension IRA (SEP IRA).    Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek tax advice.
Savings Incentive Match Plans for Employees (SIMPLE IRA).     Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or non-elective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If

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your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2012 or later, then your plan is up to date. If your plan has a revision date prior to March 2012, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.
To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590-A and your tax advisor.
Tax Sheltered Annuities.    Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

•	attains age 59 1/2,

•	severs employment,

•	dies,

•	becomes disabled, or

•	incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).
These limitations do not apply to withdrawals where Lincoln Benefit is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).
Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g., transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer’s approval in written or electronic form.
Corporate and Self-Employed Pension and Profit Sharing Plans.
Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as “H.R.10” or “Keogh”). Such retirement plans may permit the purchase of annuity contracts. Lincoln Benefit no longer issues annuity contracts to employer sponsored qualified retirement plans.
There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

•
A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

•
An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant’s spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.
State and Local Government and Tax-Exempt Organization Deferred Compensation Plans. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees’ gross income until distributed from the plan. Lincoln Benefit no longer issues annuity contracts to 457 plans.
Late Rollover Self-Certification . You may be able to apply a rollover contribution to your IRA or qualified retirement plan after the 60-day deadline through a self-certification procedure established by the IRS. Please consult your tax or legal adviser regarding your

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eligibility to use this self-certification procedure. As indicated in this IRS guidance, we, as a financial institution, are not required to accept your self-certification for waiver of the 60-day deadline.
ERISA Requirements
ERISA (the “Employee Retirement Income Security Act of 1974”) and the Code prevent a fiduciary and other “parties in interest” with respect to a plan (and, for these purposes, an IRA would also constitute a “plan”) from receiving any benefit from any party dealing with the plan, as a result of the sale of the Annuity. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the Annuity. This information has to do primarily with the fees, charges, discounts and other costs related to the Annuity, as well as any commissions paid to any agent selling the Annuity. Information about any applicable fees, charges, discounts, penalties or adjustments may be found in the applicable sections of this prospectus. Information about sales representatives and commissions may be found in the sections of this prospectus addressing distribution of the Annuities.
Other relevant information required by the exemptions is contained in the contract and accompanying documentation.
Please consult with your tax adviser if you have any questions about ERISA and these disclosure requirements.
Spousal Consent Rules for Retirement Plans - Qualified Annuities
If you are married at the time your payments commence, you may be required by federal law to choose an income option that provides survivor annuity income to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the Death Benefit to be paid to your spouse, even if you designated someone else as your Beneficiary. A brief explanation of the applicable rules follows. For more information, consult the terms of your retirement arrangement.
Defined Benefit Plans and Money Purchase Pension Plans. If you are married at the time your payments commence, federal law requires that benefits be paid to you in the form of a “qualified joint and survivor annuity” (QJSA), unless you and your spouse waive that right, in writing. Generally, this means that you will receive a reduced payment during your life and, upon your death, your spouse will receive at least one-half of what you were receiving for life. You may elect to receive another income option if your spouse consents to the election and waives his or her right to receive the QJSA. If your spouse consents to the alternative form of payment, your spouse may not receive any benefits from the plan upon your death. Federal law also requires that the plan pay a Death Benefit to your spouse if you are married and die before you begin receiving your benefit. This benefit must be available in the form of an Annuity for your spouse’s lifetime and is called a “qualified pre-retirement survivor annuity” (QPSA). If the plan pays Death Benefits to other Beneficiaries, you may elect to have a Beneficiary other than your spouse receive the Death Benefit, but only if your spouse consents to the election and waives his or her right to receive the QPSA. If your spouse consents to the alternate Beneficiary, your spouse will receive no benefits from the plan upon your death. Any QPSA waiver prior to your attaining age 35 will become null and void on the first day of the calendar year in which you attain age 35, if still employed.
Defined Contribution Plans (including 401(k) Plans and ERISA 403(b) Annuities). Spousal consent to a distribution is generally not required. Upon your death, your spouse will receive the entire Death Benefit, even if you designated someone else as your Beneficiary, unless your spouse consents in writing to waive this right. Also, if you are married and elect an Annuity as a periodic income option, federal law requires that you receive a QJSA (as described above), unless you and your spouse consent to waive this right.
IRAs, non-ERISA 403(b) Annuities, and 457 Plans. Spousal consent to a distribution usually is not required. Upon your death, any Death Benefit will be paid to your designated Beneficiary.
ADDITIONAL CONSIDERATIONS
Reporting and Withholding for Escheated Amounts
In 2018, the Internal Revenue Service issued Revenue Ruling 2018-17, which provides that an amount transferred from an IRA to a state’s unclaimed property fund is subject to federal withholding at the time of transfer. The amount transferred is also subject to federal reporting. Consistent with this Ruling, beginning in 2019, we will withhold federal and state income taxes and report to the applicable Owner or Beneficiary as required by law when amounts are transferred to a state’s unclaimed property fund.
Gifts and Generation-skipping Transfers
The transfer of the contract or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes.  For example, the transfer of the contract to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each contract owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of contract proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes. Under certain circumstances, the Code may impose a generation-skipping transfer (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from

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your contract, or from any applicable payment, and pay it directly to the IRS. Additionally, if you transfer your Annuity to another person for less than adequate consideration, there may be federal or state income tax consequences.  The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Same Sex Marriages, Civil Unions and Domestic Partnerships
Prior to a 2013 Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act (“DOMA”), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor , the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing a valid same sex marriage for federal law purposes. On June 26, 2015, the Supreme Court ruled in Obergefell v. Hodges that same-sex couples have a constitutional right to marry, thus requiring all states to allow same-sex marriage. The Windsor and Obergefell decisions mean that the federal and state tax law provisions applicable to an opposite sex spouse will also apply to a same sex spouse. Please note that a civil union or registered domestic partnership is generally not recognized as a marriage.
Please consult with your tax or legal advisor for more information.
About Lincoln Benefit Life Company

Rule 12h-7 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) exempts an insurance company from filing reports under the Exchange Act when the insurance company issues certain types of insurance products that are registered under the Securities Act of 1933 and such products are regulated under state law. The variable annuities described in this prospectus fall within the exemption provided under rule 12h-7. We rely on the exemption provided under rule 12h-7 and do not file reports under the Exchange Act.
Statement of Additional Information
Table of Contents

Additions, Deletions, or Substitutions of Investments
The Contracts
Calculation of Accumulation Unit Values
Net Investment Factor
Calculation of Variable Income Payments
General Matters
Cyber Security Risk
Experts
Financial Statements
Accumulation Unit Values

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

83

Appendix A
Contract Comparison Chart

Feature	Classic	Plus	Elite	Select
Credit Enhancement	None	up to 5% depending on issue age and amount of purchase payments	None	None
Mortality and Expense Risk Charge (Base Contract)	1.25%	1.45%	1.60%	1.70%
Withdrawal Charge (% of purchase payment)	7/ 7/ 6/ 5/ 4/ 3/ 2	8.5/ 8.5/ 8.5/ 7.5/ 6.5/ 5.5/ 4/2.5	7/ 6/ 5	None
Withdrawal Charge Waivers	Confinement, Terminal Illness, Unemployment	Confinement, Terminal Illness, Unemployment	Confinement, Terminal Illness, Unemployment	N/A
The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The following tables summarize the availability of the Fixed Account Options in general. Please check with your representative for specific details for your state.

DCA Fixed Account Option*
	Classic	Plus	Elite	Select
Transfer Periods	6-month	6-month	6-month	N/A
	12-month	12-month	12-month	N/A

Standard Fixed Account Option (not available in all states)**
	Classic	Plus	Elite	Select
Guarantee Periods	1-year	N/A	N/A	N/A
	N/A	N/A	N/A	N/A
	N/A	N/A	N/A	N/A
	N/A	N/A	N/A	N/A

MVA Fixed Account Option (not available in all states)***
	Classic	Plus	Elite	Select
Guarantee Periods	1-year	1-year	1-year	1-year
	3-year	3-year	3-year	3-year
	5-year	5-year	5-year	5-year
	7-year	7-year	7-year	7-year
	10-year	10-year	10-year	10-year
* At the time you allocate a purchase payment to the DCA Fixed Account Option, if you do not specify the term length over which the transfers are to take place, the default transfer period will be 6 months for the 6-month option and 12 months for the 12 month option.
** May be available only in states where the MVA Fixed Account Option is not offered.
*** Not available in states where the Standard Fixed Account Options are offered.

A-1

Appendix B – Market Value Adjustment

The Market Value Adjustment is based on the following:

I	=	the Treasury Rate for a maturity equal to the term length of the Guarantee Period for the week preceding the establishment of the Market Value Adjusted Fixed Guarantee Period Account;

J	=
the Treasury Rate for a maturity equal to the term length of the Market Value Adjusted Fixed Guarantee Period Account for the week preceding the date amounts are transferred or withdrawn from the Market Value Adjusted Fixed Guarantee Period Account, the date we determine the Death Proceeds, or the Payout Start Date, as the case may be (“Market Value Adjustment Date”).

N	=	the number of whole and partial years from the Market Value Adjustment Date to the expiration of the term length of the Market Value Adjusted Fixed Guarantee Period Account.
Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Board Statistical Release H.15. If such yields cease to be available in Federal Reserve Board Statistical Release H.15, then we will use an alternate source for such information in our discretion.
The Market Value Adjustment factor is determined from the following formula:
.9 × [I-(J + .0025)] × N
The denominator of the MVA formula includes a factor, currently equal to 0.0025 or 25 basis points. The factor is an adjustment that is applied when an MVA is assessed (regardless of whether the MVA is positive or negative) and, relative to when no factor is applied, will reduce the amount being surrendered or transferred from the MVA Fixed Guarantee Period Account.
To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as Death Proceeds, or applied to an Income Plan from a Market Value Adjusted Fixed Guarantee Period Account at any time other than during the 30-day period after such Guarantee Period Account expires. NOTE: These examples assume that premium taxes are not applicable.

Examples of Market Value Adjustment
Purchase Payment:	$10,000 allocated to a Market Value Adjusted Fixed Guarantee Period Account
Guarantee Period:	5 years
Interest Rate:	4.50%
Full Withdrawal:	End of Contract Year 3
Contract:	Consultant Solutions Classic*

Example 1: (Assumes Declining Interest Rates)
Step 1: Calculate Contract Value at End of Contract Year 3:	=	$10,000.00 × (1.045)[3] = $11,411.66
Step 2: Calculate the Free Withdrawal Amount:	=	.15 × $10,000 = $1,500
Step 3: Calculate the Withdrawal Charge:	=	.06 × ($10,000 – $1,500) = $510
Step 4: Calculate the Market Value Adjustment:	I	=	4.50%
	J	=	4.20%
	N	= 730 DAYS	= 2
365
Market Value Adjustment Factor: .9 × [I – (J + .0025)] × N
	=	.9 × [.045 - (.042 + .0025)] × 2 = .0009
Market Value Adjustment = Market Value Adjustment Factor × Amount Subject to Market Value Adjustment:
	=	.0009 × $11,411.66 = $10.27
Step 5: Calculate the amount received by Contract owner as a result of full withdrawal at the end of Contract Year 3:	=	$11,411.66 - $510 + $10.27 = $10,911.93

B-1

Example 2: (Assumes Rising Interest Rates)
Step 1: Calculate Contract Value at End of Contract Year 3:	=	$10,000.00 × (1.045)[3] = $11,411.66
Step 2: Calculate the Free Withdrawal Amount:	=	.15 × $10,000 = $1,500
Step 3: Calculate the Withdrawal Charge:	=	.06 × ($10,000 – $1,500) = $510
Step 4: Calculate the Market Value Adjustment:	I	=	4.50%
	J	=	4.80%
	N	= 730 DAYS	= 2
365
Market Value Adjustment Factor: .9 × [I – (J + .0025)] × N
	=	.9 × [(.045 - (.048 + .0025)] × (2) = –.0099
Market Value Adjustment = Market Value Adjustment Factor × Amount Subject to Market Value Adjustment:
	=	–.0099 × $11,411.66 = –($112.98)
Step 5: Calculate the amount received by Contract owner as a result of full withdrawal at the end of Contract Year 3:	=	$11,411.66 - $510 – $112.98 = $10,788.68

*
These examples assume the election of the Consultant Solutions Classic Contract for the purpose of illustrating the Market Value Adjustment calculation. The amounts would be different under Consultant Solutions Plus, Consultant Solutions Elite Contracts, and Consultant Solutions Select Contracts which have different expenses and withdrawal charges.

B-2

Appendix C
Example of Calculation of Income Protection Benefit

Appendix C illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.
To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:

Adjusted age of Annuitant on the Payout Start Date:	65
Sex of Annuitant:	male
Income Plan selected:	1
Payment frequency:	monthly
Amount applied to variable income payments under the Income Plan:	$100,000.00
The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:	3%
Guaranteed minimum variable income payment:	85% of the initial variable amount income value
Step 1 – Calculation of the initial variable amount income value:
Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 × $5.49/1000 = $549.00.
Step 2 – Calculation of the amount guaranteed under the Income Protection Benefit Option:
guaranteed minimum variable income payment = 85% × initial variable amount income value = 85% × $549.00 = $466.65.
Step 3 – Illustration of the effect of the minimum payment guarantee under the Income Protection Benefit Option:
If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.

C-1

Appendix D
Withdrawal Adjustment Example – Death Benefits*

Issue Date: January 1, 2005
Initial Purchase Payment: $50,000 (For Consultant Solutions Plus Contracts, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90)).

					Death Benefit Amount
					ROP Value			Annual Increase Value**
Date	Type of Occurrence	Beginning Contract Value	Transaction Amount	Contract Value After Occurrence	Classic, Elite And Select	Plus	Maximum Anniversary Value	Classic, Elite And Select	Plus
1/1/06	Contract Anniversary	$55,000	_	$55,000	$50,000	$52,000	$55,000	$52,500	$54,600
7/1/06	Partial Withdrawal	$60,000	$15,000	$45,000	$37,500	$39,000	$41,250	$40,339	$41,953
The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal reduces the Purchase Payment Value, the Maximum Anniversary Value, and the Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.

		Classic, Elite and Select	Plus
ROP Death Benefit
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$50,000	$52,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$12,500	$13,000
Adjusted Death Benefit		$37,500	$39,000
MAV Death Benefit
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$55,000	$55,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,750	$13,750
Adjusted Death Benefit		$41,250	$41,250
Annual Increase Death Benefit**
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days worth of interest on $52,500 and $54,600, respectively)	(c)	$53,786	$55,937
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,446	$13,984
Adjusted Death Benefit		$40,339	$41,953

*
For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Consultant Solutions Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**
Calculations for the Annual Increase Death Benefit assume that interest accumulates on a daily basis at a rate equivalent to 5% per year. There may be certain states in which the Benefit provides for interest that accumulates at a rate of 3% per year. If calculations assumed an interest rate of 3% per year, the adjusted death benefit would be lower.

D-1

Appendix E
Calculation of Enhanced Earnings Death Benefit*

The following are examples of the Enhanced Earnings Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.
Example 1: Elected When Contract Was Issued Without Any Subsequent Additions or Withdrawals
In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Enhanced Earnings Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Lincoln Benefit receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

Excess of Earnings Withdrawals	=	$0
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$100,000 ($100,000 + $0 - $0)
In-Force Earnings	=	$25,000 ($125,000 - $100,000)
Enhanced Earnings Death Benefit**	=	40%*$25,000 = $10,000
Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

*
For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Consultant Solutions Plus Contract.

**
If the oldest Contract Owner or Co-Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

Example 2: Elected When Contract Was Issued With Subsequent Withdrawals
In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Lincoln Benefit receives a Complete Request for Settlement will be assumed to be $114,000.

Excess of Earnings Withdrawals	=	$5,000 ($10,000 - $5,000)
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$95,000 ($100,000 + $0 - $5,000)
In-Force Earnings	=	$19,000 ($114,000 - $95,000)
Enhanced Earnings Death Benefit**	=	40%*$19,000 = $7,600
Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

*
For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Consultant Solutions Plus Contract.

**
If the oldest Contract Owner or Co-Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

Example 3: Elected After Contract Was Issued With Subsequent Additions and Withdrawals
This example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume there is no Co-Annuitant and that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Enhanced Earnings Death Benefit Option. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of

E-1

$40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Lincoln Benefit receives a Complete Request for Settlement.

Excess of Earnings Withdrawals	=	$30,000 ($50,000 - $20,000)
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$120,000 ($110,000 + $40,000 - $30,000)
In-Force Earnings	=	$20,000 ($140,000 - $120,000)
Enhanced Earnings Death Benefit**	=	25%*$20,000 = $5,000
In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.
Since In-Force Earnings are less than 50% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

*
For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Consultant Solutions Plus Contract.

**	If the oldest Contract Owner had been age 70 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit would be 40% of the In-Force Earnings ($8,000.00).
Example 4: Spousal Continuation:
This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Enhanced Earnings Death Benefit Option and MAV Death Benefit Option. In this example, assume that there is no Co-Annuitant and that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Enhanced Earnings Death Benefit Option but without any other option) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

Excess of Earnings Withdrawals	=	$0
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$100,000 ($100,000 + $0 - $0)
In-Force Earnings	=	$50,000 ($150,000 - $100,000)
Enhanced Earnings Death Benefit**	=	40%*$50,000 = $20,000
Contract Value	=	$150,000
Death Benefit	=	$160,000
Enhanced Earnings Death Benefit	=	$20,000
Continuing Contract Value	=	$180,000 ($160,000 + $20,000)
Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.
Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Enhanced Earnings Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-Force Premium amount equal to the Contract Value and the Rider Date reset to the date the Contract is continued. If this selection is made, the Enhanced Earnings Death Benefit will be equal to the lesser of 25% of the In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Enhanced Earnings Death Benefit Option at the time of continuation.

*
For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Consultant Solutions Plus Contract.

**
If the oldest Contract Owner had been over age 70 , and both were age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

E-2

Appendix F
Withdrawal Adjustment Example – Accumulation Benefit*

Rider Date: January 1, 2007
Initial Purchase Payment: $50,000 (For Consultant Solutions Plus Contracts, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))
Initial Benefit Base: $50,000 for Consultant Solutions Classic, Elite and Select Contracts, $52,000 for Consultant Solutions Plus Contracts (assuming issue age 85 or younger)

					Benefit Base
Date	Type of Occurrence	Beginning Contract Value	Transaction Amount	Contract Value After Occurrence	Classic, Elite and Select	Plus
1/1/2008	Contract Anniversary	$55,000	—	$55,000	$50,000	$52,000
7/1/2008	Partial Withdrawal	$60,000	$15,000	$45,000	$37,500	$39,000
The following shows how we compute the adjusted Benefit Bases in the example above. Please note the withdrawal reduces the Benefit Base by the same proportion as the withdrawal reduces the Contract Value.

		Classic, Elite and Select	Plus
Benefit Base
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Benefit Base Immediately Prior to Partial Withdrawal	(c)	$50,000	$52,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$12,500	$13,000
Adjusted Benefit Base		$37,500	$39,000

*
For the purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges. Actual Contract Values will differ due to the different fees and charges under each Contract and the Credit Enhancement available under Consultant Solutions Plus Contracts. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

F-1

Appendix G – SureIncome Withdrawal Benefit Option Calculation Examples

Example 1: Assume you purchase a Consultant Solutions contract with a $100,000 initial purchase payment and add the SureIncome Option at issue.
Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.
Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.
Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.
Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.
The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).
The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).
The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).
Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.
The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).
The Benefit Payment is unchanged and remains $8,000.
The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).
Example 4: Assume example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.
The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.
The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% x ($130,000 – $25,000)) = $8,000.
There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.
Example 5: Assume example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.
The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 – $5,000) and ($92,000 – $5,000) = $55,000.
The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% x ($60,000 – $5,000)) = $4,400.
The Benefit Payment Remaining is unchanged at $0.
Example 6: Assume example 5 is continued and an additional Purchase Payment of $40,000 is made in the same year (the first Benefit Year).
The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).
The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

G-1

Example 7: Assume example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).
The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).
The Benefit Payment is unchanged and remains $7,600.
The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

G-2

APPENDIX H – ACCUMULATION UNIT VALUES

Appendix H presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable
Sub-Account since the Variable Sub-Accounts were first offered under the Contracts; for a maximum of 10 years. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect
Accumulation Unit Values for each Contract; as well as outstanding units for each such sub-accounts, which may include other variable annuities offered, as of the dates shown. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect
Accumulation Unit values for each Contract. Please contract us at 800-457-7617 to obtain a copy of the Statement of
Additional Information.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic Contracts - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
Low
Mortality & Expense = 1.25

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.58198	$14.24397	103,782
2010	$14.24397	$15.96659	81,615
2011	$15.96659	$15.65271	71,835
2012	$15.65271	$18.20353	91,871
2013	$18.20353	$24.20541	40,645
2014	$24.20541	$27.08944	41,065
2015	$27.08944	$28.30419	36,266
2016	$28.30419	$27.98472	32,713
2017	$27.98472	$36.09437	29,103
2018	$36.09437	$35.47344	24,234
Alger Large Cap Growth Portfolio - Class S
2009	$7.20418	$10.46492	192,485
2010	$10.46492	$11.65612	149,608
2011	$11.65612	$11.41139	129,818
2012	$11.41139	$12.31266	101,373
2013	$12.31266	$16.34620	79,784
2014	$16.34620	$17.82843	164,785
2015	$17.82843	$17.82571	155,888
2016	$17.82571	$17.37409	148,660
2017	$17.37409	$21.93202	41,315
2018	$21.93202	$22.00807	77,451
Alger Mid Cap Growth Portfolio - Class S
2009	$6.60472	$9.85888	287,119
2010	$9.85888	$11.56242	207,809
2011	$11.56242	$10.42672	178,217
2012	$10.42672	$11.89960	145,851
2013	$11.89960	$15.89496	114,252
2014	$15.89496	$16.86946	94,587
2015	$16.86946	$16.32650	81,563
2016	$16.32650	$16.18444	67,135
2017	$16.18444	$20.62623	56,365
2018	$20.62623	$18.76204	42,749
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.19105	$7.60383	79,400
2010	$7.60383	$8.21116	60,894
2011	$8.21116	$8.50172	48,053
2012	$8.50172	$9.77091	43,691
2013	$9.77091	$12.75917	23,351
2014	$12.75917	$14.06066	37,777
2015	$14.06066	$13.47305	25,876
2016	$13.47305	$15.01970	24,739
2017	$15.01970	$17.01598	23,640
2018	$17.01598	$15.29561	16,419

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.80910	$11.18959	119,875
2010	$11.18959	$12.57995	112,596
2011	$12.57995	$12.06101	77,639
2012	$12.06101	$13.35356	57,021
2013	$13.35356	$15.19401	50,790
2014	$15.19401	$15.81905	46,043
2015	$15.81905	$15.59610	39,779
2016	$15.59610	$15.82303	35,856
2017	$15.82303	$17.75547	34,515
2018	$17.75547	$16.53130	34,325
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$9.42525	$12.59585	702,455
2010	$12.59585	$14.52923	608,058
2011	$14.52923	$13.93442	502,184
2012	$13.93442	$15.96457	366,709
2013	$15.96457	$20.62396	282,865
2014	$20.62396	$22.71672	232,099
2015	$22.71672	$22.50314	186,712
2016	$22.50314	$23.91630	162,021
2017	$23.91630	$28.68806	143,215
2018	$28.68806	$26.41988	123,473
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.52800	$9.64565	556,829
2010	$9.64565	$10.93498	507,555
2011	$10.93498	$10.85831	393,828
2012	$10.85831	$12.53823	304,289
2013	$12.53823	$15.81100	211,218
2014	$15.81100	$16.92017	158,397
2015	$16.92017	$15.98427	136,197
2016	$15.98427	$18.56166	111,803
2017	$18.56166	$20.62845	94,283
2018	$20.62845	$18.61141	75,778
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.96382	164,902
2017	$9.96382	$9.89609	146,660
2018	$9.89609	$9.92315	123,695
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.94612	$10.84959	1,408,990
2010	$10.84959	$10.71093	1,056,049
2011	$10.71093	$10.56779	995,591
2012	$10.56779	$10.42578	767,257
2013	$10.42578	$10.28606	618,987
2014	$10.28606	$10.14822	472,894
2015	$10.14822	$10.01222	381,361
2016	$10.01222	$9.87878	335,490
2017	$9.87878	$9.78727	300,760
2018	$9.78727	$9.78948	246,277

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.97073	$8.79969	268,644
2010	$8.79969	$10.75243	234,521
2011	$10.75243	$10.60413	183,811
2012	$10.60413	$11.96727	111,743
2013	$11.96727	$16.05591	87,560
2014	$16.05591	$17.58353	67,893
2015	$17.58353	$18.54379	51,691
2016	$18.54379	$18.39474	48,347
2017	$18.39474	$24.46560	85,247
2018	$24.46560	$24.02947	37,072
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$8.06012	$10.04258	981,330
2010	$10.04258	$11.36632	794,035
2011	$11.36632	$11.41325	670,286
2012	$11.41325	$13.01876	525,991
2013	$13.01876	$16.94117	379,644
2014	$16.94117	$18.93329	326,211
2015	$18.93329	$18.87987	265,767
2016	$18.87987	$20.78289	212,877
2017	$20.78289	$24.89248	186,411
2018	$24.89248	$23.39325	164,163
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$10.31524	$11.75015	550,819
2010	$11.75015	$12.46645	526,200
2011	$12.46645	$13.16385	567,827
2012	$13.16385	$13.71342	328,111
2013	$13.71342	$13.24855	239,889
2014	$13.24855	$13.80393	196,159
2015	$13.80393	$13.50187	175,007
2016	$13.50187	$13.91655	145,247
2017	$13.91655	$14.27737	135,683
2018	$14.27737	$13.97290	110,385
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$9.50003	$11.82910	694,356
2010	$11.82910	$13.16664	617,998
2011	$13.16664	$10.73684	562,383
2012	$10.73684	$12.74996	414,825
2013	$12.74996	$16.37223	309,349
2014	$16.37223	$14.81114	266,449
2015	$14.81114	$15.09285	215,156
2016	$15.09285	$14.10521	198,292
2017	$14.10521	$18.08844	163,773
2018	$18.08844	$15.15641	122,175
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.73795	72,245
2016	$8.73795	$9.78670	60,245
2017	$9.78670	$10.72379	59,442
2018	$10.72379	$9.47195	48,617

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$9.24851	$11.61387	80,586
2010	$11.61387	$12.74135	74,184
2011	$12.74135	$11.74480	56,732
2012	$11.74480	$12.09927	44,489
2013	$12.09927	$14.01972	32,853
2014	$14.01972	$14.21700	25,371
2015	$14.21700	$14.20181	20,367
2016	$14.20181	$14.10238	11,730
2017	$14.10238	$15.97910	9,056
2018	$15.97910	$13.72338	6,919
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$9.78497	16,939
2013	$9.78497	$13.49434	13,297
2014	$13.49434	$14.39958	11,516
2015	$14.39958	$14.87996	10,691
2016	$14.87996	$14.97570	10,340
2017	$14.97570	$18.76734	9,415
2018	$18.76734	$17.79259	6,799
Invesco V.I. Core Equity Fund - Series II
2009	$7.89968	$9.97372	159,397
2010	$9.97372	$10.74916	157,890
2011	$10.74916	$10.57322	133,055
2012	$10.57322	$11.85005	110,594
2013	$11.85005	$15.07274	82,642
2014	$15.07274	$16.03597	61,238
2015	$16.03597	$14.86986	56,069
2016	$14.86986	$16.13946	41,171
2017	$16.13946	$17.97264	39,295
2018	$17.97264	$16.02497	24,788
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$12.21467	114,080
2012	$12.21467	$12.31671	80,890
2013	$12.31671	$11.80362	54,619
2014	$11.80362	$12.09623	45,371
2015	$12.09623	$11.94021	34,417
2016	$11.94021	$11.89747	30,264
2017	$11.89747	$11.93933	28,330
2018	$11.93933	$11.81213	27,228
Invesco V.I. Growth and Income Fund - Series II
2009	$9.28261	$11.36504	614,322
2010	$11.36504	$12.57861	526,375
2011	$12.57861	$12.12850	417,385
2012	$12.12850	$13.68102	302,328
2013	$13.68102	$18.05382	207,226
2014	$18.05382	$19.58492	155,774
2015	$19.58492	$18.68042	131,202
2016	$18.68042	$22.00962	107,954
2017	$22.00962	$24.76141	98,798
2018	$24.76141	$21.10570	80,082

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.65640	$12.37005	277,636
2010	$12.37005	$13.88453	245,585
2011	$13.88453	$12.80655	221,182
2012	$12.80655	$13.97482	166,828
2013	$13.97482	$17.71034	121,224
2014	$17.71034	$18.19974	98,489
2015	$18.19974	$17.18549	87,914
2016	$17.18549	$19.18573	73,293
2017	$19.18573	$21.70112	63,897
2018	$21.70112	$18.92366	53,846
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.67057	$11.83283	35,133
2010	$11.83283	$14.85694	45,521
2011	$14.85694	$13.28483	26,213
2012	$13.28483	$14.62877	19,233
2013	$14.62877	$19.71372	16,890
2014	$19.71372	$20.94345	15,348
2015	$20.94345	$20.87596	13,730
2016	$20.87596	$20.71278	12,813
2017	$20.71278	$24.95867	11,953
2018	$24.95867	$23.17389	7,499
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.90733	$8.60962	262,919
2010	$8.60962	$9.08332	213,414
2011	$9.08332	$8.65670	168,059
2012	$8.65670	$10.04725	118,174
2013	$10.04725	$13.20940	86,832
2014	$13.20940	$13.86319	72,668
2015	$13.86319	$12.21877	64,268
2016	$12.21877	$14.21462	52,020
2017	$14.21462	$16.43945	43,320
2018	$16.43945	$13.07870	43,142
Janus Henderson Balanced Portfolio - Service Shares
2009	$11.07366	$13.71888	209,853
2010	$13.71888	$14.63263	179,215
2011	$14.63263	$14.63110	148,727
2012	$14.63110	$16.36356	109,677
2013	$16.36356	$19.33941	88,822
2014	$19.33941	$20.65007	73,363
2015	$20.65007	$20.45492	68,230
2016	$20.45492	$21.05202	50,815
2017	$21.05202	$24.53529	47,293
2018	$24.53529	$24.30697	41,102
Janus Henderson Forty Portfolio - Service Shares
2009	$10.17016	$14.64955	134,229
2010	$14.64955	$15.38828	118,575
2011	$15.38828	$14.12713	100,834
2012	$14.12713	$17.26091	67,165
2013	$17.26091	$22.28723	48,189
2014	$22.28723	$23.84812	32,440
2015	$23.84812	$26.33458	28,588
2016	$26.33458	$26.48469	17,175
2017	$26.48469	$33.96598	16,261
2018	$33.96598	$34.08121	13,925

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$10.47012	$13.72901	408,012
2010	$13.72901	$15.62467	316,553
2011	$15.62467	$14.95452	265,915
2012	$14.95452	$16.34421	197,499
2013	$16.34421	$20.28500	136,482
2014	$20.28500	$21.69992	111,102
2015	$21.69992	$20.61700	71,663
2016	$20.61700	$24.15575	61,264
2017	$24.15575	$27.07934	48,114
2018	$27.07934	$23.02030	41,205
Janus Henderson Overseas Portfolio - Service Shares
2009	$7.07357	$12.49583	123,025
2010	$12.49583	$15.41127	123,784
2011	$15.41127	$10.28693	94,045
2012	$10.28693	$11.48529	77,594
2013	$11.48529	$12.94839	55,546
2014	$12.94839	$11.22776	47,677
2015	$11.22776	$10.10095	36,325
2016	$10.10095	$9.29654	30,617
2017	$9.29654	$11.99676	25,435
2018	$11.99676	$10.04275	18,536
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$18.55517	66,203
2016	$18.55517	$19.37473	58,233
2017	$19.37473	$24.48540	45,526
2018	$24.48540	$24.29242	35,686
MFS® Investors Trust Series - Service Class
2009	$9.06821	$11.32159	33,920
2010	$11.32159	$12.38400	28,628
2011	$12.38400	$11.92176	27,057
2012	$11.92176	$13.97525	16,900
2013	$13.97525	$18.16228	9,109
2014	$18.16228	$19.83614	8,924
2015	$19.83614	$19.55923	8,143
2016	$19.55923	$20.90043	7,657
2017	$20.90043	$25.36755	6,768
2018	$25.36755	$23.59521	7,126
MFS® New Discovery Series - Service Class
2009	$6.90837	$11.10331	91,123
2010	$11.10331	$14.89027	131,452
2011	$14.89027	$13.14807	57,960
2012	$13.14807	$15.68066	41,545
2013	$15.68066	$21.84518	28,411
2014	$21.84518	$19.93517	22,594
2015	$19.93517	$19.24405	20,627
2016	$19.24405	$20.65541	18,264
2017	$20.65541	$25.74341	15,577
2018	$25.74341	$24.95816	12,339

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$9.44270	$10.96631	279,887
2010	$10.96631	$11.86046	248,952
2011	$11.86046	$11.88614	198,071
2012	$11.88614	$13.00736	127,302
2013	$13.00736	$15.23625	104,395
2014	$15.23625	$16.26852	66,440
2015	$16.26852	$15.95589	56,973
2016	$15.95589	$17.12872	45,714
2017	$17.12872	$18.93037	39,186
2018	$18.93037	$17.57725	33,995
MFS® Value Series - Service Class
2009	$9.82586	$11.86945	120,920
2010	$11.86945	$13.02266	95,563
2011	$13.02266	$12.78730	91,183
2012	$12.78730	$14.61773	46,801
2013	$14.61773	$19.55355	32,771
2014	$19.55355	$21.25758	26,177
2015	$21.25758	$20.77473	24,701
2016	$20.77473	$23.31843	20,053
2017	$23.31843	$26.99571	17,696
2018	$26.99571	$23.87158	19,760
MFS® VIT II High Yield - Service Class
2013	$10.00000	$16.07913	64,391
2014	$16.07913	$16.26396	51,344
2015	$16.26396	$15.33493	45,480
2016	$15.33493	$17.19280	41,050
2017	$17.19280	$18.03172	38,203
2018	$18.03172	$17.21088	35,088
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.26467	$11.83532	73,057
2010	$11.83532	$14.31565	71,085
2011	$14.31565	$13.69336	54,754
2012	$13.69336	$15.40639	33,571
2013	$15.40639	$22.45175	27,571
2014	$22.45175	$23.49725	56,127
2015	$23.49725	$25.95427	45,347
2016	$25.95427	$25.11268	42,727
2017	$25.11268	$35.38387	12,210
2018	$35.38387	$37.45103	61,050
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$10.02584	$12.70854	374,792
2010	$12.70854	$16.23900	303,954
2011	$16.23900	$16.92728	247,891
2012	$16.92728	$19.30677	189,555
2013	$19.30677	$19.37981	156,289
2014	$19.37981	$24.74418	122,056
2015	$24.74418	$24.87939	97,327
2016	$24.87939	$26.15155	77,808
2017	$26.15155	$26.53996	68,501
2018	$26.53996	$24.09359	58,650

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$6.22421	$8.12106	82,002
2010	$8.12106	$10.18758	73,066
2011	$10.18758	$10.13434	64,612
2012	$10.13434	$11.61326	51,998
2013	$11.61326	$15.53795	41,735
2014	$15.53795	$16.17498	28,501
2015	$16.17498	$16.96948	24,195
2016	$16.96948	$17.08909	20,600
2017	$17.08909	$21.65637	17,507
2018	$21.65637	$20.01584	20,878
Oppenheimer Global Fund/VA - Service Shares
2009	$9.14056	$12.56582	318,882
2010	$12.56582	$14.34289	214,515
2011	$14.34289	$12.94307	179,849
2012	$12.94307	$15.44294	146,194
2013	$15.44294	$19.34650	109,747
2014	$19.34650	$19.47772	89,230
2015	$19.47772	$19.92040	75,907
2016	$19.92040	$19.62133	65,188
2017	$19.62133	$26.38801	54,809
2018	$26.38801	$22.54375	54,184
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$8.24730	$11.13672	488,782
2010	$11.13672	$13.51954	394,097
2011	$13.51954	$13.01957	328,526
2012	$13.01957	$15.11285	241,866
2013	$15.11285	$20.96540	166,716
2014	$20.96540	$23.09282	143,307
2015	$23.09282	$21.39283	118,088
2016	$21.39283	$24.83449	92,041
2017	$24.83449	$27.90852	77,860
2018	$27.90852	$24.62867	68,213
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.68801	$12.19186	328,033
2010	$12.19186	$13.04958	307,466
2011	$13.04958	$13.74480	255,082
2012	$13.74480	$15.02965	198,826
2013	$15.02965	$14.90111	151,236
2014	$14.90111	$16.34040	115,842
2015	$16.34040	$16.16688	79,864
2016	$16.16688	$16.98210	62,507
2017	$16.98210	$17.21655	58,232
2018	$17.21655	$17.34329	45,872
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.61521	$12.39819	713,734
2010	$12.39819	$13.22289	615,212
2011	$13.22289	$14.56770	496,281
2012	$14.56770	$15.62871	375,351
2013	$15.62871	$13.99651	273,276
2014	$13.99651	$14.23440	227,624
2015	$14.23440	$13.66239	186,219
2016	$13.66239	$14.17866	153,666
2017	$14.17866	$14.49897	134,319
2018	$14.49897	$13.98649	120,263

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.81239	$13.29279	875,022
2010	$13.29279	$14.17776	871,323
2011	$14.17776	$14.49187	710,717
2012	$14.49187	$15.66689	565,502
2013	$15.66689	$15.15224	385,565
2014	$15.15224	$15.58717	296,643
2015	$15.58717	$15.44572	242,117
2016	$15.44572	$15.64565	200,975
2017	$15.64565	$16.19377	187,310
2018	$16.19377	$15.88914	155,606
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.40196	$10.35370	670,845
2010	$10.35370	$11.84832	550,687
2011	$11.84832	$11.84782	447,857
2012	$11.84782	$13.78024	419,459
2013	$13.78024	$19.14771	299,644
2014	$19.14771	$20.55922	163,215
2015	$20.55922	$22.47160	123,658
2016	$22.47160	$22.28800	114,597
2017	$22.28800	$29.86589	165,525
2018	$29.86589	$29.94688	74,857
T. Rowe Price Equity Income Portfolio - II
2009	$8.49761	$10.49967	989,299
2010	$10.49967	$11.88499	793,746
2011	$11.88499	$11.60533	637,701
2012	$11.60533	$13.38567	445,276
2013	$13.38567	$17.08811	356,536
2014	$17.08811	$18.05485	256,724
2015	$18.05485	$16.54554	220,062
2016	$16.54554	$19.40040	179,533
2017	$19.40040	$22.15009	151,716
2018	$22.15009	$19.73178	124,257
VanEck VIP Emerging Markets Fund - Initial Class
2009	$10.23141	$21.51690	153,256
2010	$21.51690	$26.92400	141,498
2011	$26.92400	$19.72467	66,474
2012	$19.72467	$25.25786	48,444
2013	$25.25786	$27.91198	35,404
2014	$27.91198	$27.42090	29,680
2015	$27.42090	$23.26555	21,679
2016	$23.26555	$22.97588	19,892
2017	$22.97588	$34.23496	16,713
2018	$34.23496	$25.83901	14,534
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$17.44194	$27.10619	126,577
2010	$27.10619	$34.55830	69,632
2011	$34.55830	$28.48398	56,911
2012	$28.48398	$29.04996	40,084
2013	$29.04996	$31.67659	30,113
2014	$31.67659	$25.27895	25,664
2015	$25.27895	$16.59646	23,263
2016	$16.59646	$23.52971	19,224
2017	$23.52971	$22.81897	15,188
2018	$22.81897	$16.14427	14,515

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$8.10358	$12.37908	454,032
2010	$12.37908	$14.00663	377,768
2011	$14.00663	$13.99361	305,012
2012	$13.99361	$16.29946	243,475
2013	$16.29946	$17.05341	169,399
2014	$17.05341	$16.56924	150,676
2015	$16.56924	$15.35198	125,882
2016	$15.35198	$17.47125	99,925
2017	$17.47125	$18.68868	86,157
2018	$18.68868	$17.66763	76,999
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic Contracts - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
High
Mortality & Expense = 2.15

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.16024	$13.49289	0
2010	$13.49289	$14.98684	0
2011	$14.98684	$14.55845	0
2012	$14.55845	$16.77618	0
2013	$16.77618	$22.10411	0
2014	$22.10411	$24.51214	0
2015	$24.51214	$25.37767	0
2016	$25.37767	$24.86296	0
2017	$24.86296	$31.77945	0
2018	$31.77945	$30.94996	0
Alger Large Cap Growth Portfolio - Class S
2009	$6.88700	$9.91300	0
2010	$9.91300	$10.94075	0
2011	$10.94075	$10.61352	0
2012	$10.61352	$11.34706	0
2013	$11.34706	$14.92693	0
2014	$14.92693	$16.13196	0
2015	$16.13196	$15.98232	0
2016	$15.98232	$15.43568	0
2017	$15.43568	$19.30973	0
2018	$19.30973	$19.20122	0
Alger Mid Cap Growth Portfolio - Class S
2009	$6.31387	$9.33876	18,946
2010	$9.33876	$10.85262	0
2011	$10.85262	$9.69747	0
2012	$9.69747	$10.96614	0
2013	$10.96614	$14.51454	0
2014	$14.51454	$15.26384	0
2015	$15.26384	$14.63774	0
2016	$14.63774	$14.37837	0
2017	$14.37837	$18.15961	0
2018	$18.15961	$16.36871	0
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.09634	$7.41921	0
2010	$7.41921	$7.93876	0
2011	$7.93876	$8.14487	0
2012	$8.14487	$9.27519	0
2013	$9.27519	$12.00145	0
2014	$12.00145	$13.10500	0
2015	$13.10500	$12.44274	0
2016	$12.44274	$13.74494	0
2017	$13.74494	$15.43165	0
2018	$15.43165	$13.74586	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.42141	$10.59961	109
2010	$10.59961	$11.80805	108
2011	$11.80805	$11.21789	109
2012	$11.21789	$12.30651	113
2013	$12.30651	$13.87496	123
2014	$13.87496	$14.31394	124
2015	$14.31394	$13.98342	126
2016	$13.98342	$14.05781	130
2017	$14.05781	$15.63267	140
2018	$15.63267	$14.42310	144
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$9.01044	$11.93165	1,704
2010	$11.93165	$13.63766	1,549
2011	$13.63766	$12.96025	1,428
2012	$12.96025	$14.71272	1,134
2013	$14.71272	$18.83349	1,057
2014	$18.83349	$20.55535	993
2015	$20.55535	$20.17630	928
2016	$20.17630	$21.24826	925
2017	$21.24826	$25.25834	815
2018	$25.25834	$23.05066	535
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.19659	$9.13687	8,329
2010	$9.13687	$10.26378	7,490
2011	$10.26378	$10.09900	5,648
2012	$10.09900	$11.55485	5,322
2013	$11.55485	$14.43811	4,931
2014	$14.43811	$15.31001	4,672
2015	$15.31001	$14.33119	4,438
2016	$14.33119	$16.49066	4,088
2017	$16.49066	$18.16189	3,612
2018	$18.16189	$16.23763	2,890
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.93393	1,547
2017	$9.93393	$9.77753	931
2018	$9.77753	$9.71555	0
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.46453	$10.27762	4,430
2010	$10.27762	$10.05371	4,467
2011	$10.05371	$9.82910	2,972
2012	$9.82910	$9.60831	3,233
2013	$9.60831	$9.39306	3,670
2014	$9.39306	$9.18263	3,799
2015	$9.18263	$8.97691	2,795
2016	$8.97691	$8.77669	2,959
2017	$8.77669	$8.61708	2,885
2018	$8.61708	$8.54103	2,197

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.66382	$8.33551	0
2010	$8.33551	$10.09245	0
2011	$10.09245	$9.86264	0
2012	$9.86264	$11.02872	0
2013	$11.02872	$14.66184	0
2014	$14.66184	$15.91034	0
2015	$15.91034	$16.62616	0
2016	$16.62616	$16.34247	0
2017	$16.34247	$21.54050	0
2018	$21.54050	$20.96494	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.70535	$9.51294	1,113
2010	$9.51294	$10.66876	1,102
2011	$10.66876	$10.61529	136
2012	$10.61529	$11.99787	130
2013	$11.99787	$15.47036	105
2014	$15.47036	$17.13183	97
2015	$17.13183	$16.92765	0
2016	$16.92765	$18.46442	0
2017	$18.46442	$21.91652	0
2018	$21.91652	$20.41003	0
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$9.86139	$11.13074	2,068
2010	$11.13074	$11.70160	1,842
2011	$11.70160	$12.24381	1,833
2012	$12.24381	$12.63832	246
2013	$12.63832	$12.09849	268
2014	$12.09849	$12.49069	268
2015	$12.49069	$12.10588	0
2016	$12.10588	$12.36417	0
2017	$12.36417	$12.57053	0
2018	$12.57053	$12.19112	0
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$9.08192	$11.20526	1,129
2010	$11.20526	$12.35861	1,004
2011	$12.35861	$9.98601	1,039
2012	$9.98601	$11.74997	946
2013	$11.74997	$14.95063	854
2014	$14.95063	$13.40165	956
2015	$13.40165	$13.53191	829
2016	$13.53191	$12.53135	941
2017	$12.53135	$15.92555	707
2018	$15.92555	$13.22324	710
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.68452	0
2016	$8.68452	$9.63838	0
2017	$9.63838	$10.46621	0
2018	$10.46621	$9.16070	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$8.84144	$11.00144	799
2010	$11.00144	$11.95948	796
2011	$11.95948	$10.92371	0
2012	$10.92371	$11.15047	0
2013	$11.15047	$12.80250	0
2014	$12.80250	$12.86420	0
2015	$12.86420	$12.73323	0
2016	$12.73323	$12.52906	0
2017	$12.52906	$14.06863	0
2018	$14.06863	$11.97320	0
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$9.01757	0
2013	$9.01757	$12.32269	0
2014	$12.32269	$13.02939	0
2015	$13.02939	$13.34120	0
2016	$13.34120	$13.30490	0
2017	$13.30490	$16.52351	0
2018	$16.52351	$15.52343	0
Invesco V.I. Core Equity Fund - Series II
2009	$7.70810	$9.64307	0
2010	$9.64307	$10.29805	0
2011	$10.29805	$10.03728	0
2012	$10.03728	$11.14653	0
2013	$11.14653	$14.04864	0
2014	$14.04864	$14.81006	0
2015	$14.81006	$13.60777	0
2016	$13.60777	$14.63527	0
2017	$14.63527	$16.15090	0
2018	$16.15090	$14.27022	0
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.36092	267
2012	$11.36092	$11.35105	267
2013	$11.35105	$10.77894	267
2014	$10.77894	$10.94538	267
2015	$10.94538	$10.70564	267
2016	$10.70564	$10.57027	267
2017	$10.57027	$10.51193	267
2018	$10.51193	$10.30582	0
Invesco V.I. Growth and Income Fund - Series II
2009	$8.87405	$10.76571	6,552
2010	$10.76571	$11.80667	5,971
2011	$11.80667	$11.28051	5,332
2012	$11.28051	$12.60814	5,132
2013	$12.60814	$16.48636	4,569
2014	$16.48636	$17.72137	4,279
2015	$17.72137	$16.74869	3,952
2016	$16.74869	$19.55413	3,610
2017	$19.55413	$21.80090	3,176
2018	$21.80090	$18.41398	2,650

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.23143	$11.71776	1,268
2010	$11.71776	$13.03249	1,264
2011	$13.03249	$11.91119	350
2012	$11.91119	$12.87891	357
2013	$12.87891	$16.17270	352
2014	$16.17270	$16.46796	356
2015	$16.46796	$15.40830	356
2016	$15.40830	$17.04520	357
2017	$17.04520	$19.10641	361
2018	$19.10641	$16.51014	120
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.33288	$11.20875	0
2010	$11.20875	$13.94515	0
2011	$13.94515	$12.35590	0
2012	$12.35590	$13.48143	0
2013	$13.48143	$18.00196	0
2014	$18.00196	$18.95037	0
2015	$18.95037	$18.71692	0
2016	$18.71692	$18.40164	0
2017	$18.40164	$21.97422	0
2018	$21.97422	$20.21805	0
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.64717	$8.15535	1,086
2010	$8.15535	$8.52560	1,087
2011	$8.52560	$8.05117	80
2012	$8.05117	$9.25902	75
2013	$9.25902	$12.06214	73
2014	$12.06214	$12.54366	72
2015	$12.54366	$10.95484	79
2016	$10.95484	$12.62830	80
2017	$12.62830	$14.47338	76
2018	$14.47338	$11.41023	80
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.58642	$12.99568	0
2010	$12.99568	$13.73490	0
2011	$13.73490	$13.60847	0
2012	$13.60847	$15.08068	0
2013	$15.08068	$17.66069	0
2014	$17.66069	$18.68558	0
2015	$18.68558	$18.34013	0
2016	$18.34013	$18.70378	0
2017	$18.70378	$21.60230	0
2018	$21.60230	$21.20755	0
Janus Henderson Forty Portfolio - Service Shares
2009	$9.72253	$13.87707	0
2010	$13.87707	$14.44395	0
2011	$14.44395	$13.13944	0
2012	$13.13944	$15.90743	0
2013	$15.90743	$20.35235	0
2014	$20.35235	$21.57907	0
2015	$21.57907	$23.61160	0
2016	$23.61160	$23.53014	0
2017	$23.53014	$29.90534	0
2018	$29.90534	$29.73512	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$10.00934	$13.00506	521
2010	$13.00506	$14.66586	506
2011	$14.66586	$13.90902	509
2012	$13.90902	$15.06253	259
2013	$15.06253	$18.52385	223
2014	$18.52385	$19.63515	228
2015	$19.63515	$18.48504	233
2016	$18.48504	$21.46093	214
2017	$21.46093	$23.84182	0
2018	$23.84182	$20.08448	0
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.76216	$11.83677	0
2010	$11.83677	$14.46547	0
2011	$14.46547	$9.56753	0
2012	$9.56753	$10.58437	0
2013	$10.58437	$11.82390	0
2014	$11.82390	$10.15906	0
2015	$10.15906	$9.05602	0
2016	$9.05602	$8.25897	0
2017	$8.25897	$10.56194	0
2018	$10.56194	$8.76153	0
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$16.63646	0
2016	$16.63646	$17.21324	0
2017	$17.21324	$21.55802	0
2018	$21.55802	$21.19445	0
MFS® Investors Trust Series - Service Class
2009	$8.66908	$10.72455	918
2010	$10.72455	$11.62401	914
2011	$11.62401	$11.08825	0
2012	$11.08825	$12.87936	0
2013	$12.87936	$16.58549	0
2014	$16.58549	$17.94882	0
2015	$17.94882	$17.53676	0
2016	$17.53676	$18.56881	0
2017	$18.56881	$22.33479	0
2018	$22.33479	$20.58621	0
MFS® New Discovery Series - Service Class
2009	$6.60416	$10.51758	1,092
2010	$10.51758	$13.97629	1,087
2011	$13.97629	$12.22859	0
2012	$12.22859	$14.45071	0
2013	$14.45071	$19.94824	0
2014	$19.94824	$18.03789	0
2015	$18.03789	$17.25364	0
2016	$17.25364	$18.35055	0
2017	$18.35055	$22.66498	0
2018	$22.66498	$21.77462	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$9.02716	$10.38809	2,077
2010	$10.38809	$11.13267	2,061
2011	$11.13267	$11.05523	1,027
2012	$11.05523	$11.98744	763
2013	$11.98744	$13.91353	763
2014	$13.91353	$14.72068	763
2015	$14.72068	$14.30608	763
2016	$14.30608	$15.21794	763
2017	$15.21794	$16.66721	763
2018	$16.66721	$15.33574	0
MFS® Value Series - Service Class
2009	$9.39347	$11.24362	854
2010	$11.24362	$12.22358	850
2011	$12.22358	$11.89338	0
2012	$11.89338	$13.47155	0
2013	$13.47155	$17.85612	0
2014	$17.85612	$19.23515	0
2015	$19.23515	$18.62674	0
2016	$18.62674	$20.71726	0
2017	$20.71726	$23.76850	0
2018	$23.76850	$20.82748	0
MFS® VIT II High Yield - Service Class
2013	$10.00000	$14.68342	2,048
2014	$14.68342	$14.71671	2,064
2015	$14.71671	$13.74941	1,972
2016	$13.74941	$15.27500	1,864
2017	$15.27500	$15.87608	1,746
2018	$15.87608	$15.01620	1,320
Morgan Stanley VIF Growth Portfolio, Class II
2009	$6.94483	$11.21110	331
2010	$11.21110	$13.43707	327
2011	$13.43707	$12.73597	324
2012	$12.73597	$14.19818	327
2013	$14.19818	$20.50249	322
2014	$20.50249	$21.26150	320
2015	$21.26150	$23.27053	318
2016	$23.27053	$22.31110	315
2017	$22.31110	$31.15373	314
2018	$31.15373	$32.67518	32
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.58438	$12.03799	29,312
2010	$12.03799	$15.24212	4,699
2011	$15.24212	$15.74356	3,609
2012	$15.74356	$17.79251	1,615
2013	$17.79251	$17.69685	1,815
2014	$17.69685	$22.38948	1,463
2015	$22.38948	$22.30647	1,329
2016	$22.30647	$23.23398	1,344
2017	$23.23398	$23.36679	964
2018	$23.36679	$21.02078	893

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$6.01794	$7.78031	0
2010	$7.78031	$9.67120	0
2011	$9.67120	$9.53309	0
2012	$9.53309	$10.82437	0
2013	$10.82437	$14.35043	0
2014	$14.35043	$14.80246	0
2015	$14.80246	$15.38788	0
2016	$15.38788	$15.35536	0
2017	$15.35536	$19.28416	0
2018	$19.28416	$17.66191	0
Oppenheimer Global Fund/VA - Service Shares
2009	$8.73827	$11.90317	18,643
2010	$11.90317	$13.46275	1,017
2011	$13.46275	$12.03812	961
2012	$12.03812	$14.23191	885
2013	$14.23191	$17.66681	819
2014	$17.66681	$17.62435	826
2015	$17.62435	$17.86045	727
2016	$17.86045	$17.43223	782
2017	$17.43223	$23.23308	582
2018	$23.23308	$19.66860	578
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$7.88423	$10.54929	2,138
2010	$10.54929	$12.68973	1,809
2011	$12.68973	$12.10916	1,696
2012	$12.10916	$13.92757	850
2013	$13.92757	$19.14506	713
2014	$19.14506	$20.89540	657
2015	$20.89540	$19.18052	630
2016	$19.18052	$22.06379	580
2017	$22.06379	$24.57164	502
2018	$24.57164	$21.48752	480
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.21777	$11.54918	4,792
2010	$11.54918	$12.24895	4,688
2011	$12.24895	$12.78417	3,110
2012	$12.78417	$13.85140	806
2013	$13.85140	$13.60764	862
2014	$13.60764	$14.78591	850
2015	$14.78591	$14.49542	501
2016	$14.49542	$15.08785	507
2017	$15.08785	$15.15840	0
2018	$15.15840	$15.13180	0
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.14815	$11.74465	923
2010	$11.74465	$12.41163	908
2011	$12.41163	$13.54960	872
2012	$13.54960	$14.40354	473
2013	$14.40354	$12.78156	510
2014	$12.78156	$12.88023	518
2015	$12.88023	$12.24979	257
2016	$12.24979	$12.59702	257
2017	$12.59702	$12.76560	257
2018	$12.76560	$12.20292	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.29274	$12.59216	6,277
2010	$12.59216	$13.30801	5,926
2011	$13.30801	$13.47911	4,412
2012	$13.47911	$14.43875	529
2013	$14.43875	$13.83703	558
2014	$13.83703	$14.10437	564
2015	$14.10437	$13.84887	329
2016	$13.84887	$13.90049	330
2017	$13.90049	$14.25792	340
2018	$14.25792	$13.86310	80
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.07608	$9.80760	2,378
2010	$9.80760	$11.12111	2,128
2011	$11.12111	$11.01942	2,111
2012	$11.01942	$12.69957	231
2013	$12.69957	$17.48525	198
2014	$17.48525	$18.60295	189
2015	$18.60295	$20.14790	91
2016	$20.14790	$19.80148	92
2017	$19.80148	$26.29526	85
2018	$26.29526	$26.12786	78
T. Rowe Price Equity Income Portfolio - II
2009	$8.12356	$9.94589	18,736
2010	$9.94589	$11.15556	2,148
2011	$11.15556	$10.79387	1,218
2012	$10.79387	$12.33590	802
2013	$12.33590	$15.60441	728
2014	$15.60441	$16.33678	735
2015	$16.33678	$14.83445	657
2016	$14.83445	$17.23588	627
2017	$17.23588	$19.50166	361
2018	$19.50166	$17.21518	114
VanEck VIP Emerging Markets Fund - Initial Class
2009	$9.78104	$20.38246	119
2010	$20.38246	$25.27221	114
2011	$25.27221	$18.34570	109
2012	$18.34570	$23.27735	0
2013	$23.27735	$25.48874	0
2014	$25.48874	$24.81171	0
2015	$24.81171	$20.85947	0
2016	$20.85947	$20.41236	0
2017	$20.41236	$30.14175	0
2018	$30.14175	$22.54341	0
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$16.67440	$25.67686	789
2010	$25.67686	$32.43773	756
2011	$32.43773	$26.49245	641
2012	$26.49245	$26.77168	950
2013	$26.77168	$28.92599	65
2014	$28.92599	$22.87283	63
2015	$22.87283	$14.87936	61
2016	$14.87936	$20.90345	59
2017	$20.90345	$20.08953	57
2018	$20.08953	$14.08437	54

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.74696	$11.72651	1,421
2010	$11.72651	$13.14729	1,283
2011	$13.14729	$13.01555	1,276
2012	$13.01555	$15.02164	207
2013	$15.02164	$15.57312	209
2014	$15.57312	$14.99292	223
2015	$14.99292	$13.76467	0
2016	$13.76467	$15.52235	0
2017	$15.52235	$16.45450	0
2018	$16.45450	$15.41471	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite Contracts - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
Low
Mortality & Expense = 1.60

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.41617	$13.94786	13,955
2010	$13.94786	$15.57926	5,543
2011	$15.57926	$15.21892	4,559
2012	$15.21892	$17.63613	3,457
2013	$17.63613	$23.36781	2,983
2014	$23.36781	$26.05928	1,401
2015	$26.05928	$27.13122	1,136
2016	$27.13122	$26.73009	1,111
2017	$26.73009	$34.35554	856
2018	$34.35554	$33.64563	675
Alger Large Cap Growth Portfolio - Class S
2009	$7.07948	$10.24733	4,047
2010	$10.24733	$11.37332	2,041
2011	$11.37332	$11.09510	1,764
2012	$11.09510	$11.92882	793
2013	$11.92882	$15.78046	674
2014	$15.78046	$17.15033	1,654
2015	$17.15033	$17.08686	435
2016	$17.08686	$16.59504	433
2017	$16.59504	$20.87529	431
2018	$20.87529	$20.87389	384
Alger Mid Cap Growth Portfolio - Class S
2009	$6.49038	$9.65383	11,236
2010	$9.65383	$11.28182	7,031
2011	$11.28182	$10.13763	5,317
2012	$10.13763	$11.52853	4,294
2013	$11.52853	$15.34470	4,016
2014	$15.34470	$16.22767	2,552
2015	$16.22767	$15.64962	2,334
2016	$15.64962	$15.45857	2,290
2017	$15.45857	$19.63221	2,152
2018	$19.63221	$17.79495	1,815
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.15415	$7.53170	11,945
2010	$7.53170	$8.10444	3,027
2011	$8.10444	$8.36153	1,134
2012	$8.36153	$9.57562	3,170
2013	$9.57562	$12.45983	356
2014	$12.45983	$13.68208	89
2015	$13.68208	$13.06376	89
2016	$13.06376	$14.51191	89
2017	$14.51191	$16.38317	89
2018	$16.38317	$14.67494	89

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.65670	$10.95701	12,979
2010	$10.95701	$12.27482	7,846
2011	$12.27482	$11.72681	4,966
2012	$11.72681	$12.93738	1,499
2013	$12.93738	$14.66826	1,420
2014	$14.66826	$15.21749	1,295
2015	$15.21749	$14.94977	629
2016	$14.94977	$15.11363	616
2017	$15.11363	$16.90006	431
2018	$16.90006	$15.67948	422
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$9.26217	$12.33400	49,531
2010	$12.33400	$14.17677	23,726
2011	$14.17677	$13.54824	21,964
2012	$13.54824	$15.46693	13,387
2013	$15.46693	$19.91025	10,269
2014	$19.91025	$21.85279	7,943
2015	$21.85279	$21.57052	3,050
2016	$21.57052	$22.84400	2,917
2017	$22.84400	$27.30592	2,296
2018	$27.30592	$25.05845	1,857
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.39770	$9.44506	20,770
2010	$9.44506	$10.66962	8,880
2011	$10.66962	$10.55729	5,135
2012	$10.55729	$12.14731	6,612
2013	$12.14731	$15.26374	9,562
2014	$15.26374	$16.27656	6,728
2015	$16.27656	$15.32170	3,677
2016	$15.32170	$17.72932	3,060
2017	$17.72932	$19.63446	3,049
2018	$19.63446	$17.65223	2,572
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.95222	6,596
2017	$9.95222	$9.84994	6,535
2018	$9.84994	$9.84212	5,731
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.75676	$10.62408	92,275
2010	$10.62408	$10.45110	95,672
2011	$10.45110	$10.27494	48,128
2012	$10.27494	$10.10080	30,696
2013	$10.10080	$9.93008	17,599
2014	$9.93008	$9.76225	19,898
2015	$9.76225	$9.59725	10,055
2016	$9.59725	$9.43584	4,123
2017	$9.43584	$9.31568	4,187
2018	$9.31568	$9.28500	3,563

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.85006	$8.61668	3,946
2010	$8.61668	$10.49151	2,279
2011	$10.49151	$10.31017	6,878
2012	$10.31017	$11.59417	840
2013	$11.59417	$15.50020	796
2014	$15.50020	$16.91474	750
2015	$16.91474	$17.77520	747
2016	$17.77520	$17.56994	693
2017	$17.56994	$23.28684	642
2018	$23.28684	$22.79118	566
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.92064	$9.83377	31,067
2010	$9.83377	$11.09054	25,140
2011	$11.09054	$11.09692	17,231
2012	$11.09692	$12.61294	16,671
2013	$12.61294	$16.35489	13,008
2014	$16.35489	$18.21323	10,144
2015	$18.21323	$18.09741	9,444
2016	$18.09741	$19.85111	8,459
2017	$19.85111	$23.69323	2,266
2018	$23.69323	$22.18783	1,756
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$10.13683	$11.50597	24,417
2010	$11.50597	$12.16409	23,917
2011	$12.16409	$12.79914	15,817
2012	$12.79914	$13.28606	10,933
2013	$13.28606	$12.79012	10,989
2014	$12.79012	$13.27901	9,449
2015	$13.27901	$12.94235	9,093
2016	$12.94235	$13.29266	8,895
2017	$13.29266	$13.58955	9,003
2018	$13.58955	$13.25294	8,132
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$9.33565	$11.58314	48,389
2010	$11.58314	$12.84719	18,960
2011	$12.84719	$10.43919	9,501
2012	$10.43919	$12.35244	8,360
2013	$12.35244	$15.80555	12,069
2014	$15.80555	$14.24775	8,840
2015	$14.24775	$14.46721	5,585
2016	$14.46721	$13.47267	5,823
2017	$13.47267	$17.21683	5,245
2018	$17.21683	$14.37526	4,287
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.71719	35
2016	$8.71719	$9.72892	33
2017	$9.72892	$10.62317	36
2018	$10.62317	$9.35002	37

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$9.08847	$11.37243	5,103
2010	$11.37243	$12.43226	3,286
2011	$12.43226	$11.41931	1,218
2012	$11.41931	$11.72210	723
2013	$11.72210	$13.53452	387
2014	$13.53452	$13.67627	414
2015	$13.67627	$13.61319	345
2016	$13.61319	$13.47006	148
2017	$13.47006	$15.20922	0
2018	$15.20922	$13.01619	0
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$9.47990	410
2013	$9.47990	$13.02729	530
2014	$13.02729	$13.85190	557
2015	$13.85190	$14.26320	582
2016	$14.26320	$14.30419	538
2017	$14.30419	$17.86309	494
2018	$17.86309	$16.87566	422
Invesco V.I. Core Equity Fund - Series II
2009	$7.82483	$9.84417	15,508
2010	$9.84417	$10.57191	7,904
2011	$10.57191	$10.36205	6,374
2012	$10.36205	$11.57209	4,343
2013	$11.57209	$14.66701	3,742
2014	$14.66701	$15.54895	3,638
2015	$15.54895	$14.36710	3,717
2016	$14.36710	$15.53861	3,486
2017	$15.53861	$17.24297	3,472
2018	$17.24297	$15.32023	2,871
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.87624	889
2012	$11.87624	$11.93285	888
2013	$11.93285	$11.39517	898
2014	$11.39517	$11.63623	802
2015	$11.63623	$11.44539	670
2016	$11.44539	$11.36408	661
2017	$11.36408	$11.36411	652
2018	$11.36411	$11.20346	596
Invesco V.I. Growth and Income Fund - Series II
2009	$9.12198	$11.12875	24,464
2010	$11.12875	$12.27343	12,069
2011	$12.27343	$11.79233	6,451
2012	$11.79233	$13.25452	5,229
2013	$13.25452	$17.42900	4,397
2014	$17.42900	$18.84004	2,923
2015	$18.84004	$17.90618	2,684
2016	$17.90618	$21.02277	2,472
2017	$21.02277	$23.56839	2,435
2018	$23.56839	$20.01806	2,140

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.48931	$12.11287	7,481
2010	$12.11287	$13.54768	7,476
2011	$13.54768	$12.45160	3,890
2012	$12.45160	$13.53917	3,050
2013	$13.53917	$17.09741	7,749
2014	$17.09741	$17.50752	6,973
2015	$17.50752	$16.47317	2,741
2016	$16.47317	$18.32545	2,252
2017	$18.32545	$20.65549	2,204
2018	$20.65549	$17.94841	1,817
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.53780	$11.58679	659
2010	$11.58679	$14.49648	750
2011	$14.49648	$12.91658	617
2012	$12.91658	$14.17269	478
2013	$14.17269	$19.03140	420
2014	$19.03140	$20.14681	373
2015	$20.14681	$20.01062	371
2016	$20.01062	$19.78396	369
2017	$19.78396	$23.75602	367
2018	$23.75602	$21.97953	321
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.80505	$8.43051	2,549
2010	$8.43051	$8.86283	1,587
2011	$8.86283	$8.41666	1,390
2012	$8.41666	$9.73392	1,353
2013	$9.73392	$12.75209	1,319
2014	$12.75209	$13.33577	1,305
2015	$13.33577	$11.71218	1,107
2016	$11.71218	$13.57709	534
2017	$13.57709	$15.64717	503
2018	$15.64717	$12.40453	465
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.88210	$13.43375	15,495
2010	$13.43375	$14.27771	12,291
2011	$14.27771	$14.22570	10,648
2012	$14.22570	$15.85358	6,237
2013	$15.85358	$18.67023	5,750
2014	$18.67023	$19.86482	5,459
2015	$19.86482	$19.60728	4,323
2016	$19.60728	$20.10824	4,300
2017	$20.10824	$23.35331	4,277
2018	$23.35331	$23.05455	4,256
Janus Henderson Forty Portfolio - Service Shares
2009	$9.99416	$14.34499	10,515
2010	$14.34499	$15.01494	3,195
2011	$15.01494	$13.73557	2,150
2012	$13.73557	$16.72287	1,689
2013	$16.72287	$21.51596	1,355
2014	$21.51596	$22.94115	1,181
2015	$22.94115	$25.24318	1,083
2016	$25.24318	$25.29724	1,081
2017	$25.29724	$32.32960	744
2018	$32.32960	$32.32506	398

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$10.28896	$13.44360	24,911
2010	$13.44360	$15.24562	13,338
2011	$15.24562	$14.54006	8,153
2012	$14.54006	$15.83471	2,351
2013	$15.83471	$19.58297	1,124
2014	$19.58297	$20.87460	853
2015	$20.87460	$19.76249	816
2016	$19.76249	$23.07270	658
2017	$23.07270	$25.77469	567
2018	$25.77469	$21.83402	567
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.95113	$12.23598	3,147
2010	$12.23598	$15.03734	4,829
2011	$15.03734	$10.00172	580
2012	$10.00172	$11.12712	398
2013	$11.12712	$12.50011	372
2014	$12.50011	$10.80056	371
2015	$10.80056	$9.68210	73
2016	$9.68210	$8.87952	73
2017	$8.87952	$11.41851	72
2018	$11.41851	$9.52501	72
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$17.78612	529
2016	$17.78612	$18.50602	524
2017	$18.50602	$23.30571	475
2018	$23.30571	$23.04060	281
MFS® Investors Trust Series - Service Class
2009	$8.91129	$11.08621	3,394
2010	$11.08621	$12.08354	1,009
2011	$12.08354	$11.59132	845
2012	$11.59132	$13.53959	3,469
2013	$13.53959	$17.53374	1,277
2014	$17.53374	$19.08175	1,997
2015	$19.08175	$18.74860	1,629
2016	$18.74860	$19.96336	572
2017	$19.96336	$24.14540	571
2018	$24.14540	$22.37935	569
MFS® New Discovery Series - Service Class
2009	$6.78876	$10.87237	580
2010	$10.87237	$14.52892	2,245
2011	$14.52892	$12.78355	206
2012	$12.78355	$15.19172	0
2013	$15.19172	$21.08902	82
2014	$21.08902	$19.17679	82
2015	$19.17679	$18.44627	28
2016	$18.44627	$19.72907	28
2017	$19.72907	$24.50285	28
2018	$24.50285	$23.67176	28

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$9.27932	$10.73833	24,445
2010	$10.73833	$11.57271	4,986
2011	$11.57271	$11.55672	4,481
2012	$11.55672	$12.60190	3,966
2013	$12.60190	$14.70898	3,453
2014	$14.70898	$15.64981	2,086
2015	$15.64981	$15.29463	1,568
2016	$15.29463	$16.36077	1,288
2017	$16.36077	$18.01835	879
2018	$18.01835	$16.67151	483
MFS® Value Series - Service Class
2009	$9.65586	$11.62272	5,318
2010	$11.62272	$12.70675	1,869
2011	$12.70675	$12.43291	874
2012	$12.43291	$14.16209	615
2013	$14.16209	$18.87692	744
2014	$18.87692	$20.44918	300
2015	$20.44918	$19.91379	192
2016	$19.91379	$22.27301	79
2017	$22.27301	$25.69519	79
2018	$25.69519	$22.64153	78
MFS® VIT II High Yield - Service Class
2013	$10.00000	$15.52277	6,542
2014	$15.52277	$15.64551	3,773
2015	$15.64551	$14.69943	999
2016	$14.69943	$16.42204	869
2017	$16.42204	$17.16304	770
2018	$17.16304	$16.32406	639
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.13893	$11.58925	2,932
2010	$11.58925	$13.96834	450
2011	$13.96834	$13.31383	293
2012	$13.31383	$14.92611	228
2013	$14.92611	$21.67476	189
2014	$21.67476	$22.60361	189
2015	$22.60361	$24.87862	183
2016	$24.87862	$23.98674	176
2017	$23.98674	$33.67922	170
2018	$33.67922	$35.52127	455
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.85227	$12.44418	33,843
2010	$12.44418	$15.84490	19,381
2011	$15.84490	$16.45802	8,481
2012	$16.45802	$18.70482	7,027
2013	$18.70482	$18.70896	3,220
2014	$18.70896	$23.80298	1,651
2015	$23.80298	$23.84815	1,198
2016	$23.84815	$24.97899	919
2017	$24.97899	$25.26123	730
2018	$25.26123	$22.85195	558

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$6.14340	$7.98717	8,923
2010	$7.98717	$9.98413	12,682
2011	$9.98413	$9.89680	3,274
2012	$9.89680	$11.30073	332
2013	$11.30073	$15.06619	2,349
2014	$15.06619	$15.62822	3,121
2015	$15.62822	$16.33770	1,493
2016	$16.33770	$16.39465	311
2017	$16.39465	$20.70361	310
2018	$20.70361	$19.06786	310
Oppenheimer Global Fund/VA - Service Shares
2009	$8.98241	$12.30459	10,881
2010	$12.30459	$13.99497	9,555
2011	$13.99497	$12.58435	8,198
2012	$12.58435	$14.96156	5,690
2013	$14.96156	$18.67698	5,164
2014	$18.67698	$18.73693	3,744
2015	$18.73693	$19.09479	3,043
2016	$19.09479	$18.74157	2,587
2017	$18.74157	$25.11669	2,197
2018	$25.11669	$21.38203	1,724
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$8.10455	$10.90513	13,961
2010	$10.90513	$13.19149	7,439
2011	$13.19149	$12.65866	3,339
2012	$12.65866	$14.64169	3,301
2013	$14.64169	$20.23981	4,131
2014	$20.23981	$22.21451	2,771
2015	$22.21451	$20.50614	2,301
2016	$20.50614	$23.72097	1,572
2017	$23.72097	$26.56385	1,172
2018	$26.56385	$23.35944	631
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.50316	$11.93851	12,188
2010	$11.93851	$12.73308	10,058
2011	$12.73308	$13.36400	5,594
2012	$13.36400	$14.56130	7,941
2013	$14.56130	$14.38555	7,699
2014	$14.38555	$15.71909	1,868
2015	$15.71909	$15.49700	1,413
2016	$15.49700	$16.22085	1,352
2017	$16.22085	$16.38720	1,342
2018	$16.38720	$16.44973	948
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.43158	$12.14054	21,242
2010	$12.14054	$12.90217	14,123
2011	$12.90217	$14.16410	21,288
2012	$14.16410	$15.14167	18,459
2013	$15.14167	$13.51220	4,211
2014	$13.51220	$13.69311	1,539
2015	$13.69311	$13.09621	1,298
2016	$13.09621	$13.54299	1,122
2017	$13.54299	$13.80045	1,040
2018	$13.80045	$13.26579	687

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.60809	$13.01657	40,000
2010	$13.01657	$13.83391	33,201
2011	$13.83391	$14.09038	22,858
2012	$14.09038	$15.17867	18,280
2013	$15.17867	$14.62798	17,046
2014	$14.62798	$14.99447	13,014
2015	$14.99447	$14.80569	10,446
2016	$14.80569	$14.94426	9,621
2017	$14.94426	$15.41365	8,175
2018	$15.41365	$15.07046	6,610
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.27384	$10.13840	40,435
2010	$10.13840	$11.56082	17,197
2011	$11.56082	$11.51941	10,165
2012	$11.51941	$13.35064	6,390
2013	$13.35064	$18.48502	7,235
2014	$18.48502	$19.77725	7,923
2015	$19.77725	$21.54022	7,026
2016	$21.54022	$21.28865	4,896
2017	$21.28865	$28.42695	4,569
2018	$28.42695	$28.40368	4,392
T. Rowe Price Equity Income Portfolio - II
2009	$8.35055	$10.28134	73,212
2010	$10.28134	$11.59662	25,536
2011	$11.59662	$11.28366	12,800
2012	$11.28366	$12.96838	12,131
2013	$12.96838	$16.49669	8,812
2014	$16.49669	$17.36812	7,183
2015	$17.36812	$15.85973	6,400
2016	$15.85973	$18.53050	5,555
2017	$18.53050	$21.08284	4,749
2018	$21.08284	$18.71491	3,653
VanEck VIP Emerging Markets Fund - Initial Class
2009	$10.05434	$21.06963	11,191
2010	$21.06963	$26.27097	2,198
2011	$26.27097	$19.17800	1,130
2012	$19.17800	$24.47056	998
2013	$24.47056	$26.94603	1,020
2014	$26.94603	$26.37797	1,254
2015	$26.37797	$22.30117	1,098
2016	$22.30117	$21.94560	985
2017	$21.94560	$32.58548	964
2018	$32.58548	$24.50735	528
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$17.14018	$26.54270	17,279
2010	$26.54270	$33.71998	8,793
2011	$33.71998	$27.69449	8,168
2012	$27.69449	$28.14430	8,014
2013	$28.14430	$30.58017	4,622
2014	$30.58017	$24.31721	3,471
2015	$24.31721	$15.90823	3,014
2016	$15.90823	$22.47422	2,352
2017	$22.47422	$21.71905	2,165
2018	$21.71905	$15.31191	1,612

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.96337	$12.12180	22,070
2010	$12.12180	$13.66690	14,823
2011	$13.66690	$13.60589	12,099
2012	$13.60589	$15.79151	5,568
2013	$15.79151	$16.46334	4,878
2014	$16.46334	$15.93917	3,953
2015	$15.93917	$14.71579	3,316
2016	$14.71579	$16.68800	3,237
2017	$16.68800	$17.78836	3,189
2018	$17.78836	$16.75729	3,065
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite Contracts - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
High
Mortality & Expense = 2.50

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.00028	$13.20984	0
2010	$13.20984	$14.61997	0
2011	$14.61997	$14.15132	0
2012	$14.15132	$16.24853	0
2013	$16.24853	$21.33229	0
2014	$21.33229	$23.57156	0
2015	$23.57156	$24.31650	0
2016	$24.31650	$23.73826	0
2017	$23.73826	$30.23474	0
2018	$30.23474	$29.34094	0
Alger Large Cap Growth Portfolio - Class S
2009	$6.76671	$9.70500	0
2010	$9.70500	$10.67286	0
2011	$10.67286	$10.31665	0
2012	$10.31665	$10.99010	0
2013	$10.99010	$14.40563	0
2014	$14.40563	$15.51282	0
2015	$15.51282	$15.31388	0
2016	$15.31388	$14.73729	0
2017	$14.73729	$18.37096	0
2018	$18.37096	$18.20281	0
Alger Mid Cap Growth Portfolio - Class S
2009	$6.20357	$9.14279	0
2010	$9.14279	$10.58687	0
2011	$10.58687	$9.42618	0
2012	$9.42618	$10.62110	0
2013	$10.62110	$14.00755	0
2014	$14.00755	$14.67793	0
2015	$14.67793	$14.02545	0
2016	$14.02545	$13.72773	0
2017	$13.72773	$17.27665	0
2018	$17.27665	$15.51746	0
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.05967	$7.34819	0
2010	$7.34819	$7.83464	0
2011	$7.83464	$8.00932	0
2012	$8.00932	$9.08811	0
2013	$9.08811	$11.71730	0
2014	$11.71730	$12.74891	0
2015	$12.74891	$12.06130	0
2016	$12.06130	$13.27601	0
2017	$13.27601	$14.85253	0
2018	$14.85253	$13.18300	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.27438	$10.37727	0
2010	$10.37727	$11.51901	0
2011	$11.51901	$10.90420	0
2012	$10.90420	$11.91947	0
2013	$11.91947	$13.39048	0
2014	$13.39048	$13.76467	0
2015	$13.76467	$13.39869	0
2016	$13.39869	$13.42188	0
2017	$13.42188	$14.87277	0
2018	$14.87277	$13.67325	0
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$8.85310	$11.68131	0
2010	$11.68131	$13.30378	0
2011	$13.30378	$12.59778	0
2012	$12.59778	$14.24993	0
2013	$14.24993	$18.17581	0
2014	$18.17581	$19.76653	0
2015	$19.76653	$19.33255	0
2016	$19.33255	$20.28699	0
2017	$20.28699	$24.03049	0
2018	$24.03049	$21.85220	0
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.07090	$8.94513	0
2010	$8.94513	$10.01246	0
2011	$10.01246	$9.81651	0
2012	$9.81651	$11.19134	0
2013	$11.19134	$13.93386	0
2014	$13.93386	$14.72242	0
2015	$14.72242	$13.73181	0
2016	$13.73181	$15.74457	0
2017	$15.74457	$17.27895	0
2018	$17.27895	$15.39335	0
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.92225	0
2017	$9.92225	$9.73152	0
2018	$9.73152	$9.63550	0
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.28189	$10.06207	0
2010	$10.06207	$9.80762	0
2011	$9.80762	$9.55427	0
2012	$9.55427	$9.30612	0
2013	$9.30612	$9.06507	0
2014	$9.06507	$8.83026	0
2015	$8.83026	$8.60153	0
2016	$8.60153	$8.37965	0
2017	$8.37965	$8.19817	0
2018	$8.19817	$8.09696	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.54743	$8.16060	0
2010	$8.16060	$9.84534	0
2011	$9.84534	$9.58678	0
2012	$9.58678	$10.68179	0
2013	$10.68179	$14.14981	0
2014	$14.14981	$15.29974	0
2015	$15.29974	$15.93084	0
2016	$15.93084	$15.60311	0
2017	$15.60311	$20.49337	0
2018	$20.49337	$19.87493	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.57079	$9.31336	0
2010	$9.31336	$10.40757	0
2011	$10.40757	$10.31841	0
2012	$10.31841	$11.62047	0
2013	$11.62047	$14.93014	0
2014	$14.93014	$16.47440	0
2015	$16.47440	$16.21977	0
2016	$16.21977	$17.62912	0
2017	$17.62912	$20.85117	0
2018	$20.85117	$19.34893	0
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$9.68927	$10.89733	0
2010	$10.89733	$11.41521	0
2011	$11.41521	$11.90152	0
2012	$11.90152	$12.24091	0
2013	$12.24091	$11.67608	0
2014	$11.67608	$12.01141	0
2015	$12.01141	$11.59969	0
2016	$11.59969	$11.80488	0
2017	$11.80488	$11.95950	0
2018	$11.95950	$11.55733	0
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$8.92332	$10.97016	0
2010	$10.97016	$12.05607	0
2011	$12.05607	$9.70669	0
2012	$9.70669	$11.38034	0
2013	$11.38034	$14.42853	0
2014	$14.42853	$12.88729	0
2015	$12.88729	$12.96594	0
2016	$12.96594	$11.96434	0
2017	$11.96434	$15.15126	0
2018	$15.15126	$12.53561	0
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.66370	0
2016	$8.66370	$9.58094	0
2017	$9.58094	$10.36708	0
2018	$10.36708	$9.04169	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$8.68704	$10.77061	0
2010	$10.77061	$11.66668	0
2011	$11.66668	$10.61819	0
2012	$10.61819	$10.79970	0
2013	$10.79970	$12.35538	0
2014	$12.35538	$12.37047	0
2015	$12.37047	$12.20069	0
2016	$12.20069	$11.96220	0
2017	$11.96220	$13.38467	0
2018	$13.38467	$11.35063	0
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$8.73389	0
2013	$8.73389	$11.89233	0
2014	$11.89233	$12.52931	0
2015	$12.52931	$12.78322	0
2016	$12.78322	$12.70292	0
2017	$12.70292	$15.72018	0
2018	$15.72018	$14.71624	0
Invesco V.I. Core Equity Fund - Series II
2009	$7.63440	$9.51667	0
2010	$9.51667	$10.12670	0
2011	$10.12670	$9.83498	0
2012	$9.83498	$10.88268	0
2013	$10.88268	$13.66701	0
2014	$13.66701	$14.35616	0
2015	$14.35616	$13.14348	0
2016	$13.14348	$14.08545	0
2017	$14.08545	$15.48922	0
2018	$15.48922	$13.63696	0
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.04328	0
2012	$11.04328	$10.99409	0
2013	$10.99409	$10.40258	0
2014	$10.40258	$10.52539	0
2015	$10.52539	$10.25798	0
2016	$10.25798	$10.09211	0
2017	$10.09211	$10.00094	0
2018	$10.00094	$9.77002	0
Invesco V.I. Growth and Income Fund - Series II
2009	$8.71909	$10.53984	0
2010	$10.53984	$11.51761	0
2011	$11.51761	$10.96500	0
2012	$10.96500	$12.21152	0
2013	$12.21152	$15.91060	0
2014	$15.91060	$17.04126	0
2015	$17.04126	$16.04821	0
2016	$16.04821	$18.66944	0
2017	$18.66944	$20.74104	0
2018	$20.74104	$17.45652	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.07026	$11.47196	0
2010	$11.47196	$12.71347	0
2011	$12.71347	$11.57808	0
2012	$11.57808	$12.47382	0
2013	$12.47382	$15.60796	0
2014	$15.60796	$15.83598	0
2015	$15.83598	$14.76392	0
2016	$14.76392	$16.27408	0
2017	$16.27408	$18.17761	0
2018	$18.17761	$15.65172	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.20479	$10.97356	0
2010	$10.97356	$13.60372	0
2011	$13.60372	$12.01028	0
2012	$12.01028	$13.05730	0
2013	$13.05730	$17.37324	0
2014	$17.37324	$18.22302	0
2015	$18.22302	$17.93408	0
2016	$17.93408	$17.56901	0
2017	$17.56901	$20.90584	0
2018	$20.90584	$19.16670	0
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.54850	$7.98416	0
2010	$7.98416	$8.31678	0
2011	$8.31678	$7.82590	0
2012	$7.82590	$8.96766	0
2013	$8.96766	$11.64077	0
2014	$11.64077	$12.06211	0
2015	$12.06211	$10.49654	0
2016	$10.49654	$12.05680	0
2017	$12.05680	$13.76958	0
2018	$13.76958	$10.81679	0
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.40162	$12.72312	0
2010	$12.72312	$13.39872	0
2011	$13.39872	$13.22797	0
2012	$13.22797	$14.60641	0
2013	$14.60641	$17.04407	0
2014	$17.04407	$17.96861	0
2015	$17.96861	$17.57326	0
2016	$17.57326	$17.85771	0
2017	$17.85771	$20.55228	0
2018	$20.55228	$20.10505	0
Janus Henderson Forty Portfolio - Service Shares
2009	$9.55274	$13.58593	0
2010	$13.58593	$14.09032	0
2011	$14.09032	$12.77194	0
2012	$12.77194	$15.40705	0
2013	$15.40705	$19.64162	0
2014	$19.64162	$20.75094	0
2015	$20.75094	$22.62419	0
2016	$22.62419	$22.46563	0
2017	$22.46563	$28.45159	0
2018	$28.45159	$28.18914	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$9.83457	$12.73224	0
2010	$12.73224	$14.30683	0
2011	$14.30683	$13.52003	0
2012	$13.52003	$14.58874	0
2013	$14.58874	$17.87698	0
2014	$17.87698	$18.88162	0
2015	$18.88162	$17.71199	0
2016	$17.71199	$20.49005	0
2017	$20.49005	$22.68283	0
2018	$22.68283	$19.04022	0
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.64405	$11.58842	0
2010	$11.58842	$14.11135	0
2011	$14.11135	$9.29989	0
2012	$9.29989	$10.25133	0
2013	$10.25133	$11.41087	0
2014	$11.41087	$9.76904	0
2015	$9.76904	$8.67713	0
2016	$8.67713	$7.88517	0
2017	$7.88517	$10.04831	0
2018	$10.04831	$8.30581	0
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$15.94070	0
2016	$15.94070	$16.43448	0
2017	$16.43448	$20.51002	0
2018	$20.51002	$20.09249	0
MFS® Investors Trust Series - Service Class
2009	$8.51769	$10.49953	0
2010	$10.49953	$11.33942	0
2011	$11.33942	$10.77810	0
2012	$10.77810	$12.47421	0
2013	$12.47421	$16.00629	0
2014	$16.00629	$17.26000	0
2015	$17.26000	$16.80337	0
2016	$16.80337	$17.72875	0
2017	$17.72875	$21.24904	0
2018	$21.24904	$19.51586	0
MFS® New Discovery Series - Service Class
2009	$6.48878	$10.29683	0
2010	$10.29683	$13.63405	0
2011	$13.63405	$11.88649	0
2012	$11.88649	$13.99605	0
2013	$13.99605	$19.25150	0
2014	$19.25150	$17.34548	0
2015	$17.34548	$16.53192	0
2016	$16.53192	$17.52019	0
2017	$17.52019	$21.56298	0
2018	$21.56298	$20.64226	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$8.86955	$10.17018	0
2010	$10.17018	$10.86014	0
2011	$10.86014	$10.74608	0
2012	$10.74608	$11.61041	0
2013	$11.61041	$13.42770	0
2014	$13.42770	$14.15580	0
2015	$14.15580	$13.70784	0
2016	$13.70784	$14.52952	0
2017	$14.52952	$15.85701	0
2018	$15.85701	$14.53842	0
MFS® Value Series - Service Class
2009	$9.22946	$11.00776	0
2010	$11.00776	$11.92434	0
2011	$11.92434	$11.56076	0
2012	$11.56076	$13.04781	0
2013	$13.04781	$17.23262	0
2014	$17.23262	$18.49703	0
2015	$18.49703	$17.84783	0
2016	$17.84783	$19.78009	0
2017	$19.78009	$22.61315	0
2018	$22.61315	$19.74467	0
MFS® VIT II High Yield - Service Class
2013	$10.00000	$14.17076	0
2014	$14.17076	$14.15205	0
2015	$14.15205	$13.17450	0
2016	$13.17450	$14.58407	0
2017	$14.58407	$15.10440	0
2018	$15.10440	$14.23557	0
Morgan Stanley VIF Growth Portfolio, Class II
2009	$6.82353	$10.97588	0
2010	$10.97588	$13.10812	0
2011	$13.10812	$12.37978	0
2012	$12.37978	$13.75157	0
2013	$13.75157	$19.78656	0
2014	$19.78656	$20.44561	0
2015	$20.44561	$22.29742	0
2016	$22.29742	$21.30180	0
2017	$21.30180	$29.63944	0
2018	$29.63944	$30.97648	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.41694	$11.78528	0
2010	$11.78528	$14.86881	0
2011	$14.86881	$15.30311	0
2012	$15.30311	$17.23270	0
2013	$17.23270	$17.07869	0
2014	$17.07869	$21.53013	0
2015	$21.53013	$21.37352	0
2016	$21.37352	$22.18283	0
2017	$22.18283	$22.23081	0
2018	$22.23081	$19.92777	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$5.93908	$7.65087	0
2010	$7.65087	$9.47630	0
2011	$9.47630	$9.30760	0
2012	$9.30760	$10.53042	0
2013	$10.53042	$13.91077	0
2014	$13.91077	$14.29755	0
2015	$14.29755	$14.80978	0
2016	$14.80978	$14.72571	0
2017	$14.72571	$18.42811	0
2018	$18.42811	$16.81789	0
Oppenheimer Global Fund/VA - Service Shares
2009	$8.58571	$11.65348	0
2010	$11.65348	$13.13320	0
2011	$13.13320	$11.70145	0
2012	$11.70145	$13.78425	0
2013	$13.78425	$17.04989	0
2014	$17.04989	$16.94801	0
2015	$16.94801	$17.11354	0
2016	$17.11354	$16.64360	0
2017	$16.64360	$22.10369	0
2018	$22.10369	$18.64596	0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$7.74655	$10.32791	0
2010	$10.32791	$12.37902	0
2011	$12.37902	$11.77044	0
2012	$11.77044	$13.48940	0
2013	$13.48940	$18.47643	0
2014	$18.47643	$20.09345	0
2015	$20.09345	$18.37832	0
2016	$18.37832	$21.06556	0
2017	$21.06556	$23.37706	0
2018	$23.37706	$20.37020	0
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.03944	$11.30701	0
2010	$11.30701	$11.94916	0
2011	$11.94916	$12.42676	0
2012	$12.42676	$13.41583	0
2013	$13.41583	$13.13254	0
2014	$13.13254	$14.21859	0
2015	$14.21859	$13.88934	0
2016	$13.88934	$14.40539	0
2017	$14.40539	$14.42159	0
2018	$14.42159	$14.34515	0
PIMCO Real Return Portfolio - Administrative Shares
2009	$9.97101	$11.49837	0
2010	$11.49837	$12.10787	0
2011	$12.10787	$13.17081	0
2012	$13.17081	$13.95064	0
2013	$13.95064	$12.33532	0
2014	$12.33532	$12.38603	0
2015	$12.38603	$11.73760	0
2016	$11.73760	$12.02720	0
2017	$12.02720	$12.14507	0
2018	$12.14507	$11.56852	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.09563	$12.32807	0
2010	$12.32807	$12.98228	0
2011	$12.98228	$13.10224	0
2012	$13.10224	$13.98468	0
2013	$13.98468	$13.35389	0
2014	$13.35389	$13.56315	0
2015	$13.56315	$13.26977	0
2016	$13.26977	$13.27168	0
2017	$13.27168	$13.56483	0
2018	$13.56483	$13.14236	0
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$6.95250	$9.60183	0
2010	$9.60183	$10.84883	0
2011	$10.84883	$10.71121	0
2012	$10.71121	$12.30009	0
2013	$12.30009	$16.87464	0
2014	$16.87464	$17.88900	0
2015	$17.88900	$19.30530	0
2016	$19.30530	$18.90562	0
2017	$18.90562	$25.01698	0
2018	$25.01698	$24.76940	0
T. Rowe Price Equity Income Portfolio - II
2009	$7.98171	$9.73722	0
2010	$9.73722	$10.88244	0
2011	$10.88244	$10.49198	0
2012	$10.49198	$11.94785	0
2013	$11.94785	$15.05947	0
2014	$15.05947	$15.70981	0
2015	$15.70981	$14.21404	0
2016	$14.21404	$16.45610	0
2017	$16.45610	$18.55360	0
2018	$18.55360	$16.32007	0
VanEck VIP Emerging Markets Fund - Initial Class
2009	$9.61021	$19.95489	0
2010	$19.95489	$24.65363	0
2011	$24.65363	$17.83260	0
2012	$17.83260	$22.54516	0
2013	$22.54516	$24.59861	0
2014	$24.59861	$23.85942	0
2015	$23.85942	$19.98696	0
2016	$19.98696	$19.48873	0
2017	$19.48873	$28.67634	0
2018	$28.67634	$21.37112	0
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$16.38331	$25.13825	0
2010	$25.13825	$31.64373	0
2011	$31.64373	$25.75152	0
2012	$25.75152	$25.92953	0
2013	$25.92953	$27.91575	0
2014	$27.91575	$21.99478	0
2015	$21.99478	$14.25679	0
2016	$14.25679	$19.95734	0
2017	$19.95734	$19.11249	0
2018	$19.11249	$13.35171	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.61171	$11.48060	0
2010	$11.48060	$12.82554	0
2011	$12.82554	$12.65167	0
2012	$12.65167	$14.54929	0
2013	$14.54929	$15.02944	0
2014	$15.02944	$14.41767	0
2015	$14.41767	$13.18912	0
2016	$13.18912	$14.82022	0
2017	$14.82022	$15.65469	0
2018	$15.65469	$14.61333	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.50% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus Contracts - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
Low
Mortality & Expense = 1.45

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.48694	$14.07412	104,489
2010	$14.07412	$15.74425	103,711
2011	$15.74425	$15.40352	88,456
2012	$15.40352	$17.87736	81,631
2013	$17.87736	$23.72353	54,094
2014	$23.72353	$26.49634	47,231
2015	$26.49634	$27.62836	36,444
2016	$27.62836	$27.26130	31,792
2017	$27.26130	$35.09102	28,614
2018	$35.09102	$34.41797	25,688
Alger Large Cap Growth Portfolio - Class S
2009	$7.13272	$10.34012	217,489
2010	$10.34012	$11.49379	189,088
2011	$11.49379	$11.22969	139,411
2012	$11.22969	$12.09199	96,100
2013	$12.09199	$16.02072	67,839
2014	$16.02072	$17.43801	54,369
2015	$17.43801	$17.40000	41,192
2016	$17.40000	$16.92487	39,096
2017	$16.92487	$21.32223	30,595
2018	$21.32223	$21.35310	27,386
Alger Mid Cap Growth Portfolio - Class S
2009	$6.53919	$9.74127	382,540
2010	$9.74127	$11.40135	312,036
2011	$11.40135	$10.26065	265,823
2012	$10.26065	$11.68628	212,330
2013	$11.68628	$15.57840	166,426
2014	$15.57840	$16.49997	131,872
2015	$16.49997	$15.93652	104,319
2016	$15.93652	$15.76592	90,559
2017	$15.76592	$20.05268	70,198
2018	$20.05268	$18.20361	63,419
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.16995	$7.56257	69,529
2010	$7.56257	$8.15005	65,270
2011	$8.15005	$8.42139	57,030
2012	$8.42139	$9.65892	42,202
2013	$9.65892	$12.58738	36,017
2014	$12.58738	$13.84323	44,069
2015	$13.84323	$13.23781	28,986
2016	$13.23781	$14.72763	25,734
2017	$14.72763	$16.65174	23,610
2018	$16.65174	$14.93808	22,264

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.72176	$11.05620	174,938
2010	$11.05620	$12.40481	162,655
2011	$12.40481	$11.86903	131,291
2012	$11.86903	$13.11431	97,344
2013	$13.11431	$14.89154	74,318
2014	$14.89154	$15.47271	46,037
2015	$15.47271	$15.22370	40,466
2016	$15.22370	$15.41398	34,180
2017	$15.41398	$17.26186	30,361
2018	$17.26186	$16.03939	29,806
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$9.33179	$12.44566	860,886
2010	$12.44566	$14.32692	791,650
2011	$14.32692	$13.71259	685,524
2012	$13.71259	$15.67850	547,018
2013	$15.67850	$20.21338	419,146
2014	$20.21338	$22.21934	326,693
2015	$22.21934	$21.96581	244,603
2016	$21.96581	$23.29804	203,201
2017	$23.29804	$27.89056	151,549
2018	$27.89056	$25.63373	134,686
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.45332	$9.53060	838,502
2010	$9.53060	$10.78267	770,594
2011	$10.78267	$10.68539	663,554
2012	$10.68539	$12.31350	562,960
2013	$12.31350	$15.49616	416,246
2014	$15.49616	$16.54962	326,978
2015	$16.54962	$15.60252	264,517
2016	$15.60252	$18.08173	167,388
2017	$18.08173	$20.05489	139,455
2018	$20.05489	$18.05752	127,867
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.95719	219,004
2017	$9.95719	$9.86970	189,961
2018	$9.86970	$9.87679	171,454
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.83761	$10.72026	1,916,252
2010	$10.72026	$10.56180	1,575,490
2011	$10.56180	$10.39958	1,456,478
2012	$10.39958	$10.23897	1,250,130
2013	$10.23897	$10.08127	1,052,425
2014	$10.08127	$9.92601	785,582
2015	$9.92601	$9.77314	617,151
2016	$9.77314	$9.62340	471,540
2017	$9.62340	$9.51516	423,844
2018	$9.51516	$9.49818	356,371

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.90159	$8.69474	226,398
2010	$8.69474	$10.60268	196,977
2011	$10.60268	$10.43530	163,363
2012	$10.43530	$11.75281	121,700
2013	$11.75281	$15.73624	95,517
2014	$15.73624	$17.19851	82,906
2015	$17.19851	$18.10098	66,778
2016	$18.10098	$17.91919	47,768
2017	$17.91919	$23.78546	45,493
2018	$23.78546	$23.31445	42,160
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.98018	$9.92280	1,179,069
2010	$9.92280	$11.20802	1,056,165
2011	$11.20802	$11.23153	897,385
2012	$11.23153	$12.78545	718,378
2013	$12.78545	$16.60387	526,001
2014	$16.60387	$18.51872	391,701
2015	$18.51872	$18.42904	324,647
2016	$18.42904	$20.24562	251,370
2017	$20.24562	$24.20047	212,194
2018	$24.20047	$22.69717	186,216
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$10.21297	$11.61008	1,239,977
2010	$11.61008	$12.29289	1,143,680
2011	$12.29289	$12.95434	962,082
2012	$12.95434	$13.46774	788,124
2013	$13.46774	$12.98481	587,576
2014	$12.98481	$13.50172	410,110
2015	$13.50172	$13.17949	333,031
2016	$13.17949	$13.55681	252,079
2017	$13.55681	$13.88048	223,839
2018	$13.88048	$13.55715	192,692
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$9.40583	$11.68804	807,903
2010	$11.68804	$12.98328	685,772
2011	$12.98328	$10.56586	691,059
2012	$10.56586	$12.52145	571,559
2013	$12.52145	$16.04623	450,554
2014	$16.04623	$14.48678	370,578
2015	$14.48678	$14.73238	283,468
2016	$14.73238	$13.74049	232,454
2017	$13.74049	$17.58550	178,644
2018	$17.58550	$14.70534	164,421
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.72610	103,904
2016	$8.72610	$9.75368	82,108
2017	$9.75368	$10.66623	65,004
2018	$10.66623	$9.40214	54,881

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$9.15677	$11.47537	103,531
2010	$11.47537	$12.56392	89,854
2011	$12.56392	$11.55782	85,709
2012	$11.55782	$11.88244	72,991
2013	$11.88244	$13.74057	58,754
2014	$13.74057	$13.90567	30,656
2015	$13.90567	$13.86264	24,479
2016	$13.86264	$13.73778	22,813
2017	$13.73778	$15.53486	18,724
2018	$15.53486	$13.31500	17,565
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$9.60958	70,498
2013	$9.60958	$13.22564	48,636
2014	$13.22564	$14.08426	36,426
2015	$14.08426	$14.52461	19,992
2016	$14.52461	$14.58851	17,356
2017	$14.58851	$18.24557	15,668
2018	$18.24557	$17.26310	14,219
Invesco V.I. Core Equity Fund - Series II
2009	$7.85685	$9.89953	241,788
2010	$9.89953	$10.64759	206,986
2011	$10.64759	$10.45211	176,338
2012	$10.45211	$11.69053	158,457
2013	$11.69053	$14.83971	130,436
2014	$14.83971	$15.75604	88,838
2015	$15.75604	$14.58067	76,543
2016	$14.58067	$15.79358	52,222
2017	$15.79358	$17.55230	43,469
2018	$17.55230	$15.61869	40,846
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$12.02025	316,576
2012	$12.02025	$12.09603	290,657
2013	$12.09603	$11.56864	202,678
2014	$11.56864	$11.83138	183,808
2015	$11.83138	$11.65510	157,885
2016	$11.65510	$11.58992	107,434
2017	$11.58992	$11.60742	89,317
2018	$11.60742	$11.46064	64,462
Invesco V.I. Growth and Income Fund - Series II
2009	$9.19054	$11.22951	788,311
2010	$11.22951	$12.40344	688,083
2011	$12.40344	$11.93539	595,214
2012	$11.93539	$13.43584	476,292
2013	$13.43584	$17.69436	331,949
2014	$17.69436	$19.15606	246,664
2015	$19.15606	$18.23432	194,119
2016	$18.23432	$21.44059	134,084
2017	$21.44059	$24.07299	107,305
2018	$24.07299	$20.47762	95,861

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.56064	$12.22255	365,382
2010	$12.22255	$13.69118	354,072
2011	$13.69118	$12.60266	317,651
2012	$12.60266	$13.72438	237,613
2013	$13.72438	$17.35773	169,959
2014	$17.35773	$17.80121	134,490
2015	$17.80121	$16.77508	98,531
2016	$16.77508	$18.68970	68,741
2017	$18.68970	$21.09777	59,274
2018	$21.09777	$18.36051	51,628
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.59449	$11.69172	81,540
2010	$11.69172	$14.65006	83,826
2011	$14.65006	$13.07330	74,716
2012	$13.07330	$14.36659	43,857
2013	$14.36659	$19.32119	29,770
2014	$19.32119	$20.48481	25,435
2015	$20.48481	$20.37739	14,736
2016	$20.37739	$20.17722	11,195
2017	$20.17722	$24.26469	9,374
2018	$24.26469	$22.48419	7,731
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.84871	$8.50690	343,201
2010	$8.50690	$8.95676	319,363
2011	$8.95676	$8.51881	281,990
2012	$8.51881	$9.86713	201,378
2013	$9.86713	$12.94630	126,948
2014	$12.94630	$13.55954	84,104
2015	$13.55954	$11.92690	57,888
2016	$11.92690	$13.84703	49,274
2017	$13.84703	$15.98228	43,420
2018	$15.98228	$12.68939	40,796
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.96387	$13.55534	378,329
2010	$13.55534	$14.42892	330,052
2011	$14.42892	$14.39824	275,246
2012	$14.39824	$16.07041	226,957
2013	$16.07041	$18.95445	172,344
2014	$18.95445	$20.19801	136,802
2015	$20.19801	$19.96657	113,049
2016	$19.96657	$20.50786	82,061
2017	$20.50786	$23.85328	68,919
2018	$23.85328	$23.58376	52,256
Janus Henderson Forty Portfolio - Service Shares
2009	$10.06928	$14.47487	199,558
2010	$14.47487	$15.17398	172,341
2011	$15.17398	$13.90220	146,080
2012	$13.90220	$16.95160	118,380
2013	$16.95160	$21.84351	70,817
2014	$21.84351	$23.32594	50,625
2015	$23.32594	$25.70574	36,778
2016	$25.70574	$25.80000	33,393
2017	$25.80000	$33.02174	30,767
2018	$33.02174	$33.06710	27,798

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$10.36631	$13.56534	498,879
2010	$13.56534	$15.40713	458,370
2011	$15.40713	$14.71647	389,734
2012	$14.71647	$16.05134	290,229
2013	$16.05134	$19.88115	234,824
2014	$19.88115	$21.22479	182,034
2015	$21.22479	$20.12469	117,497
2016	$20.12469	$23.53130	90,440
2017	$23.53130	$26.32656	77,203
2018	$26.32656	$22.33531	64,931
Janus Henderson Overseas Portfolio - Service Shares
2009	$7.00340	$12.34679	149,089
2010	$12.34679	$15.19664	152,251
2011	$15.19664	$10.12310	158,712
2012	$10.12310	$11.27939	100,717
2013	$11.27939	$12.69050	73,848
2014	$12.69050	$10.98181	55,277
2015	$10.98181	$9.85963	38,605
2016	$9.85963	$9.05610	26,653
2017	$9.05610	$11.66311	22,149
2018	$11.66311	$9.74379	22,082
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$18.11211	109,954
2016	$18.11211	$18.87389	85,853
2017	$18.87389	$23.80475	60,581
2018	$23.80475	$23.56961	46,718
MFS® Investors Trust Series - Service Class
2009	$8.97828	$11.18660	85,026
2010	$11.18660	$12.21155	69,448
2011	$12.21155	$11.73196	62,992
2012	$11.73196	$13.72482	52,324
2013	$13.72482	$17.80069	35,957
2014	$17.80069	$19.40184	26,032
2015	$19.40184	$19.09220	22,464
2016	$19.09220	$20.36014	10,143
2017	$20.36014	$24.66236	9,655
2018	$24.66236	$22.89313	7,098
MFS® New Discovery Series - Service Class
2009	$6.83983	$10.97087	134,171
2010	$10.97087	$14.68288	134,012
2011	$14.68288	$12.93870	122,440
2012	$12.93870	$15.39961	83,911
2013	$15.39961	$21.41021	77,443
2014	$21.41021	$19.49859	51,836
2015	$19.49859	$18.78444	37,627
2016	$18.78444	$20.12132	27,979
2017	$20.12132	$25.02762	25,349
2018	$25.02762	$24.21536	18,742

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$9.34906	$10.83554	575,285
2010	$10.83554	$11.69528	513,670
2011	$11.69528	$11.69690	443,345
2012	$11.69690	$12.77425	341,459
2013	$12.77425	$14.93289	288,713
2014	$14.93289	$15.91230	185,627
2015	$15.91230	$15.57488	132,833
2016	$15.57488	$16.68590	102,723
2017	$16.68590	$18.40408	93,787
2018	$18.40408	$17.05419	77,941
MFS® Value Series - Service Class
2009	$9.72843	$11.72794	183,765
2010	$11.72794	$12.84135	196,581
2011	$12.84135	$12.58374	179,027
2012	$12.58374	$14.35580	109,358
2013	$14.35580	$19.16430	83,721
2014	$19.16430	$20.79217	58,443
2015	$20.79217	$20.27870	42,888
2016	$20.27870	$22.71566	30,218
2017	$22.71566	$26.24530	21,224
2018	$26.24530	$23.16130	15,729
MFS® VIT II High Yield - Service Class
2013	$10.00000	$15.75910	158,197
2014	$15.75910	$15.90794	118,084
2015	$15.90794	$14.96882	82,244
2016	$14.96882	$16.74843	64,450
2017	$16.74843	$17.53052	58,216
2018	$17.53052	$16.69883	41,603
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.19261	$11.69418	91,860
2010	$11.69418	$14.11630	75,917
2011	$14.11630	$13.47535	61,271
2012	$13.47535	$15.13029	43,733
2013	$15.13029	$22.00475	33,018
2014	$22.00475	$22.98276	21,144
2015	$22.98276	$25.33454	14,770
2016	$25.33454	$24.46347	12,233
2017	$24.46347	$34.40025	11,941
2018	$34.40025	$36.33668	11,070
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.92636	$12.55692	582,988
2010	$12.55692	$16.01280	449,938
2011	$16.01280	$16.65773	391,905
2012	$16.65773	$18.96073	306,501
2013	$18.96073	$18.99387	248,646
2014	$18.99387	$24.20230	174,211
2015	$24.20230	$24.28522	145,647
2016	$24.28522	$25.47545	121,797
2017	$25.47545	$25.80209	111,494
2018	$25.80209	$23.37658	104,370

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$6.17793	$8.04435	77,979
2010	$8.04435	$10.07092	77,409
2011	$10.07092	$9.99803	78,447
2012	$9.99803	$11.43377	69,630
2013	$11.43377	$15.26681	60,472
2014	$15.26681	$15.86050	46,296
2015	$15.86050	$16.60582	30,187
2016	$16.60582	$16.68907	24,494
2017	$16.68907	$21.10713	17,964
2018	$21.10713	$19.46894	15,115
Oppenheimer Global Fund/VA - Service Shares
2009	$9.04992	$12.41599	321,152
2010	$12.41599	$14.14319	280,674
2011	$14.14319	$12.73701	253,922
2012	$12.73701	$15.16621	203,828
2013	$15.16621	$18.96132	154,977
2014	$18.96132	$19.05122	112,800
2015	$19.05122	$19.44471	80,895
2016	$19.44471	$19.11407	69,541
2017	$19.11407	$25.65442	58,450
2018	$25.65442	$21.87291	51,507
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$8.16549	$11.00389	576,312
2010	$11.00389	$13.33126	470,789
2011	$13.33126	$12.81228	400,433
2012	$12.81228	$14.84203	329,397
2013	$14.84203	$20.54801	262,728
2014	$20.54801	$22.58719	196,508
2015	$22.58719	$20.88199	147,834
2016	$20.88199	$24.19248	112,995
2017	$24.19248	$27.13264	94,627
2018	$27.13264	$23.89577	78,695
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.58205	$12.04653	415,232
2010	$12.04653	$12.86789	419,495
2011	$12.86789	$13.52604	346,787
2012	$13.52604	$14.76040	306,129
2013	$14.76040	$14.60450	250,415
2014	$14.60450	$15.98268	189,665
2015	$15.98268	$15.78090	140,091
2016	$15.78090	$16.54314	119,587
2017	$16.54314	$16.73796	105,521
2018	$16.73796	$16.82726	80,334
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.50996	$12.25039	983,651
2010	$12.25039	$13.03878	897,156
2011	$13.03878	$14.33584	786,960
2012	$14.33584	$15.34870	687,658
2013	$15.34870	$13.71787	465,157
2014	$13.71787	$13.92275	343,298
2015	$13.92275	$13.33617	251,384
2016	$13.33617	$13.81212	207,158
2017	$13.81212	$14.09589	171,524
2018	$14.09589	$13.57031	146,153

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.69531	$13.13437	1,507,227
2010	$13.13437	$13.98040	1,377,334
2011	$13.98040	$14.26125	1,279,562
2012	$14.26125	$15.38624	1,062,330
2013	$15.38624	$14.85064	772,482
2014	$14.85064	$15.24594	494,725
2015	$15.24594	$15.07697	371,146
2016	$15.07697	$15.24124	284,934
2017	$15.24124	$15.74364	246,165
2018	$15.74364	$15.41641	201,194
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.32853	$10.23022	850,454
2010	$10.23022	$11.68330	736,797
2011	$11.68330	$11.65919	644,527
2012	$11.65919	$13.53330	548,267
2013	$13.53330	$18.76650	405,540
2014	$18.76650	$20.10906	305,885
2015	$20.10906	$21.93503	210,587
2016	$21.93503	$21.71183	174,278
2017	$21.71183	$29.03566	122,087
2018	$29.03566	$29.05583	100,174
T. Rowe Price Equity Income Portfolio - II
2009	$8.41333	$10.37445	1,377,891
2010	$10.37445	$11.71948	1,195,528
2011	$11.71948	$11.42056	1,031,213
2012	$11.42056	$13.14580	823,514
2013	$13.14580	$16.74789	595,171
2014	$16.74789	$17.65949	458,609
2015	$17.65949	$16.15040	368,424
2016	$16.15040	$18.89883	293,481
2017	$18.89883	$21.53427	242,738
2018	$21.53427	$19.14458	212,714
VanEck VIP Emerging Markets Fund - Initial Class
2009	$10.12994	$21.26038	178,220
2010	$21.26038	$26.54919	152,306
2011	$26.54919	$19.41067	116,500
2012	$19.41067	$24.80530	83,350
2013	$24.80530	$27.35631	66,803
2014	$27.35631	$26.82048	43,893
2015	$26.82048	$22.70993	30,817
2016	$22.70993	$22.38184	27,072
2017	$22.38184	$33.28318	22,304
2018	$33.28318	$25.07005	18,862
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$17.26898	$26.78298	172,839
2010	$26.78298	$34.07709	146,787
2011	$34.07709	$28.03047	117,868
2012	$28.03047	$28.52934	92,607
2013	$28.52934	$31.04583	66,782
2014	$31.04583	$24.72525	46,420
2015	$24.72525	$16.19994	33,795
2016	$16.19994	$22.92113	29,967
2017	$22.92113	$22.18431	25,455
2018	$22.18431	$15.66363	22,305

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$8.02324	$12.23154	724,610
2010	$12.23154	$13.81166	624,088
2011	$13.81166	$13.77092	547,554
2012	$13.77092	$16.00749	441,801
2013	$16.00749	$16.71397	360,164
2014	$16.71397	$16.20651	273,843
2015	$16.20651	$14.98545	212,545
2016	$14.98545	$17.01964	162,268
2017	$17.01964	$18.16918	134,265
2018	$18.16918	$17.14197	115,984
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus Contracts - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
High
Mortality & Expense = 2.35

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.06857	$13.33056	0
2010	$13.33056	$14.77629	0
2011	$14.77629	$14.32460	0
2012	$14.32460	$16.47288	0
2013	$16.47288	$21.66009	0
2014	$21.66009	$23.97062	0
2015	$23.97062	$24.76625	0
2016	$24.76625	$24.21444	0
2017	$24.21444	$30.88808	0
2018	$30.88808	$30.02079	0
Alger Large Cap Growth Portfolio - Class S
2009	$6.81806	$9.79368	0
2010	$9.79368	$10.78697	0
2011	$10.78697	$10.44297	0
2012	$10.44297	$11.14184	0
2013	$11.14184	$14.62700	0
2014	$14.62700	$15.77547	0
2015	$15.77547	$15.59715	0
2016	$15.59715	$15.03294	0
2017	$15.03294	$18.76798	0
2018	$18.76798	$18.62461	0
Alger Mid Cap Growth Portfolio - Class S
2009	$6.25065	$9.22636	0
2010	$9.22636	$10.70009	0
2011	$10.70009	$9.54164	0
2012	$9.54164	$10.76779	0
2013	$10.76779	$14.22288	0
2014	$14.22288	$14.92652	0
2015	$14.92652	$14.28496	0
2016	$14.28496	$14.00320	0
2017	$14.00320	$17.65011	0
2018	$17.65011	$15.87713	0
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.07538	$7.37858	0
2010	$7.37858	$7.87915	0
2011	$7.87915	$8.06720	0
2012	$8.06720	$9.16790	0
2013	$9.16790	$11.83837	0
2014	$11.83837	$12.90047	0
2015	$12.90047	$12.22348	0
2016	$12.22348	$13.47520	0
2017	$13.47520	$15.09826	0
2018	$15.09826	$13.42159	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.33715	$10.47209	1,128
2010	$10.47209	$11.64215	1,127
2011	$11.64215	$11.03771	1,127
2012	$11.03771	$12.08403	1,078
2013	$12.08403	$13.59625	1,029
2014	$13.59625	$13.99772	0
2015	$13.99772	$13.64652	0
2016	$13.64652	$13.69113	0
2017	$13.69113	$15.19418	0
2018	$15.19418	$13.99007	0
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$8.92026	$11.78807	0
2010	$11.78807	$13.44601	0
2011	$13.44601	$12.75203	0
2012	$12.75203	$14.44667	0
2013	$14.44667	$18.45511	0
2014	$18.45511	$20.10116	706
2015	$20.10116	$19.69012	670
2016	$19.69012	$20.69394	629
2017	$20.69394	$24.54976	595
2018	$24.54976	$22.35853	561
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.12456	$9.02691	1,121
2010	$9.02691	$10.11954	1,120
2011	$10.11954	$9.93674	1,120
2012	$9.93674	$11.34588	1,071
2013	$11.34588	$14.14800	1,022
2014	$14.14800	$14.97169	936
2015	$14.97169	$13.98582	888
2016	$13.98582	$16.06045	834
2017	$16.06045	$17.65238	789
2018	$17.65238	$15.75007	744
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.92726	0
2017	$9.92726	$9.75123	0
2018	$9.75123	$9.66976	0
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.35984	$10.15398	0
2010	$10.15398	$9.91244	0
2011	$9.91244	$9.67121	0
2012	$9.67121	$9.43458	0
2013	$9.43458	$9.20435	0
2014	$9.20435	$8.97974	0
2015	$8.97974	$8.76061	0
2016	$8.76061	$8.54773	0
2017	$8.54773	$8.37532	0
2018	$8.37532	$8.28456	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.59710	$8.23516	0
2010	$8.23516	$9.95059	0
2011	$9.95059	$9.70416	0
2012	$9.70416	$10.82927	0
2013	$10.82927	$14.36723	0
2014	$14.36723	$15.55875	0
2015	$15.55875	$16.22550	0
2016	$16.22550	$15.91610	0
2017	$15.91610	$20.93620	0
2018	$20.93620	$20.33543	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.62822	$9.39846	0
2010	$9.39846	$10.51883	0
2011	$10.51883	$10.44473	0
2012	$10.44473	$11.78089	0
2013	$11.78089	$15.15954	0
2014	$15.15954	$16.75329	0
2015	$16.75329	$16.51976	0
2016	$16.51976	$17.98275	0
2017	$17.98275	$21.30175	0
2018	$21.30175	$19.79726	0
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$9.76275	$10.99686	0
2010	$10.99686	$11.53720	0
2011	$11.53720	$12.04718	0
2012	$12.04718	$12.40984	0
2013	$12.40984	$11.85547	0
2014	$11.85547	$12.21473	0
2015	$12.21473	$11.81422	0
2016	$11.81422	$12.04166	0
2017	$12.04166	$12.21792	0
2018	$12.21792	$11.82511	0
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$8.99102	$11.07040	449
2010	$11.07040	$12.18494	448
2011	$12.18494	$9.82556	448
2012	$9.82556	$11.53747	429
2013	$11.53747	$14.65026	409
2014	$14.65026	$13.10551	0
2015	$13.10551	$13.20581	0
2016	$13.20581	$12.20439	0
2017	$12.20439	$15.47874	0
2018	$15.47874	$12.82613	0
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.67262	0
2016	$8.67262	$9.60554	0
2017	$9.60554	$10.40949	0
2018	$10.40949	$9.09256	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$8.75294	$10.86903	0
2010	$10.86903	$11.79140	0
2011	$11.79140	$10.74821	0
2012	$10.74821	$10.94881	0
2013	$10.94881	$12.54526	0
2014	$12.54526	$12.57993	0
2015	$12.57993	$12.42638	0
2016	$12.42638	$12.20219	0
2017	$12.20219	$13.67393	0
2018	$13.67393	$11.61366	0
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$8.85449	0
2013	$8.85449	$12.07510	0
2014	$12.07510	$12.74146	0
2015	$12.74146	$13.01969	0
2016	$13.01969	$12.95778	0
2017	$12.95778	$16.05993	0
2018	$16.05993	$15.05727	0
Invesco V.I. Core Equity Fund - Series II
2009	$7.66594	$9.57069	0
2010	$9.57069	$10.19987	0
2011	$10.19987	$9.92128	0
2012	$9.92128	$10.99512	0
2013	$10.99512	$13.82947	0
2014	$13.82947	$14.54917	0
2015	$14.54917	$13.34070	0
2016	$13.34070	$14.31876	0
2017	$14.31876	$15.76971	0
2018	$15.76971	$13.90512	0
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.17846	0
2012	$11.17846	$11.14584	0
2013	$11.14584	$10.56241	0
2014	$10.56241	$10.70357	0
2015	$10.70357	$10.44771	0
2016	$10.44771	$10.29456	0
2017	$10.29456	$10.21707	0
2018	$10.21707	$9.99641	0
Invesco V.I. Growth and Income Fund - Series II
2009	$8.78525	$10.63616	0
2010	$10.63616	$11.64075	0
2011	$11.64075	$11.09927	0
2012	$11.09927	$12.38013	0
2013	$12.38013	$16.15511	0
2014	$16.15511	$17.32978	0
2015	$17.32978	$16.34508	0
2016	$16.34508	$19.04399	0
2017	$19.04399	$21.18930	0
2018	$21.18930	$17.86106	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.13904	$11.57676	0
2010	$11.57676	$12.84935	0
2011	$12.84935	$11.71981	0
2012	$11.71981	$12.64599	0
2013	$12.64599	$15.84775	0
2014	$15.84775	$16.10404	0
2015	$16.10404	$15.03696	0
2016	$15.03696	$16.60050	0
2017	$16.60050	$18.57038	0
2018	$18.57038	$16.01436	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.25946	$11.07385	0
2010	$11.07385	$13.74916	0
2011	$13.74916	$12.15736	0
2012	$12.15736	$13.23761	0
2013	$13.23761	$17.64025	0
2014	$17.64025	$18.53160	0
2015	$18.53160	$18.26586	0
2016	$18.26586	$17.92152	0
2017	$17.92152	$21.35770	0
2018	$21.35770	$19.61090	0
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.59063	$8.05717	0
2010	$8.05717	$8.40576	0
2011	$8.40576	$7.92179	0
2012	$7.92179	$9.09156	0
2013	$9.09156	$11.81976	0
2014	$11.81976	$12.26644	0
2015	$12.26644	$10.69081	0
2016	$10.69081	$12.29879	0
2017	$12.29879	$14.06729	0
2018	$14.06729	$11.06755	0
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.48050	$12.83933	0
2010	$12.83933	$13.54191	0
2011	$13.54191	$13.38988	0
2012	$13.38988	$14.80801	0
2013	$14.80801	$17.30591	0
2014	$17.30591	$18.27275	0
2015	$18.27275	$17.89823	0
2016	$17.89823	$18.21588	0
2017	$18.21588	$20.99634	0
2018	$20.99634	$20.57083	0
Janus Henderson Forty Portfolio - Service Shares
2009	$9.62521	$13.71006	0
2010	$13.71006	$14.24095	0
2011	$14.24095	$12.92831	0
2012	$12.92831	$15.61974	0
2013	$15.61974	$19.94342	0
2014	$19.94342	$21.10223	0
2015	$21.10223	$23.04261	0
2016	$23.04261	$22.91626	0
2017	$22.91626	$29.06637	0
2018	$29.06637	$28.84226	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$9.90917	$12.84858	0
2010	$12.84858	$14.45978	0
2011	$14.45978	$13.68557	0
2012	$13.68557	$14.79015	0
2013	$14.79015	$18.15169	0
2014	$18.15169	$19.20129	0
2015	$19.20129	$18.03960	0
2016	$18.03960	$20.90108	0
2017	$20.90108	$23.17299	0
2018	$23.17299	$19.48142	0
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.69447	$11.69432	0
2010	$11.69432	$14.26220	0
2011	$14.26220	$9.41378	0
2012	$9.41378	$10.39289	0
2013	$10.39289	$11.58624	0
2014	$11.58624	$9.93448	0
2015	$9.93448	$8.83767	0
2016	$8.83767	$8.04339	0
2017	$8.04339	$10.26550	0
2018	$10.26550	$8.49832	0
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$16.23559	0
2016	$16.23559	$16.76421	0
2017	$16.76421	$20.95330	0
2018	$20.95330	$20.55810	0
MFS® Investors Trust Series - Service Class
2009	$8.58233	$10.59550	0
2010	$10.59550	$11.46067	0
2011	$11.46067	$10.91010	0
2012	$10.91010	$12.64646	0
2013	$12.64646	$16.25229	0
2014	$16.25229	$17.55226	0
2015	$17.55226	$17.11422	0
2016	$17.11422	$18.08444	0
2017	$18.08444	$21.70828	0
2018	$21.70828	$19.96812	0
MFS® New Discovery Series - Service Class
2009	$6.53804	$10.39098	0
2010	$10.39098	$13.77987	0
2011	$13.77987	$12.03210	0
2012	$12.03210	$14.18936	0
2013	$14.18936	$19.54744	0
2014	$19.54744	$17.63928	0
2015	$17.63928	$16.83783	0
2016	$16.83783	$17.87178	0
2017	$17.87178	$22.02911	0
2018	$22.02911	$21.12074	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$8.93684	$10.26311	1,124
2010	$10.26311	$10.97624	1,123
2011	$10.97624	$10.87765	1,123
2012	$10.87765	$11.77071	1,074
2013	$11.77071	$13.63404	1,025
2014	$13.63404	$14.39546	779
2015	$14.39546	$13.96139	739
2016	$13.96139	$14.82099	694
2017	$14.82099	$16.19970	656
2018	$16.19970	$14.87531	619
MFS® Value Series - Service Class
2009	$9.29945	$11.10832	0
2010	$11.10832	$12.05181	0
2011	$12.05181	$11.70229	0
2012	$11.70229	$13.22793	0
2013	$13.22793	$17.49736	0
2014	$17.49736	$18.81013	0
2015	$18.81013	$18.17789	0
2016	$18.17789	$20.17681	0
2017	$20.17681	$23.10173	0
2018	$23.10173	$20.20211	0
MFS® VIT II High Yield - Service Class
2013	$10.00000	$14.38845	0
2014	$14.38845	$14.39157	0
2015	$14.39157	$13.41813	0
2016	$13.41813	$14.87656	0
2017	$14.87656	$15.43075	0
2018	$15.43075	$14.56537	0
Morgan Stanley VIF Growth Portfolio, Class II
2009	$6.87531	$11.07618	0
2010	$11.07618	$13.24826	0
2011	$13.24826	$12.53136	0
2012	$12.53136	$13.94143	0
2013	$13.94143	$20.09061	0
2014	$20.09061	$20.79174	0
2015	$20.79174	$22.70982	0
2016	$22.70982	$21.72910	0
2017	$21.72910	$30.27987	0
2018	$30.27987	$31.69417	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.48841	$11.89302	0
2010	$11.89302	$15.02781	0
2011	$15.02781	$15.49051	0
2012	$15.49051	$17.47064	0
2013	$17.47064	$17.34116	0
2014	$17.34116	$21.89463	0
2015	$21.89463	$21.76883	0
2016	$21.76883	$22.62777	0
2017	$22.62777	$22.71117	0
2018	$22.71117	$20.38950	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$5.97278	$7.70612	0
2010	$7.70612	$9.55942	0
2011	$9.55942	$9.40366	0
2012	$9.40366	$10.65551	0
2013	$10.65551	$14.09769	0
2014	$14.09769	$14.51200	0
2015	$14.51200	$15.05506	0
2016	$15.05506	$14.99260	0
2017	$14.99260	$18.79059	0
2018	$18.79059	$17.17493	0
Oppenheimer Global Fund/VA - Service Shares
2009	$8.65082	$11.75993	0
2010	$11.75993	$13.27356	0
2011	$13.27356	$11.84470	0
2012	$11.84470	$13.97453	0
2013	$13.97453	$17.31185	0
2014	$17.31185	$17.23490	0
2015	$17.23490	$17.43004	0
2016	$17.43004	$16.97744	0
2017	$16.97744	$22.58130	0
2018	$22.58130	$19.07798	0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$7.80532	$10.42231	0
2010	$10.42231	$12.51138	0
2011	$12.51138	$11.91458	0
2012	$11.91458	$13.67568	0
2013	$13.67568	$18.76039	0
2014	$18.76039	$20.43367	0
2015	$20.43367	$18.71829	0
2016	$18.71829	$21.48817	0
2017	$21.48817	$23.88228	0
2018	$23.88228	$20.84227	0
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.11556	$11.41027	0
2010	$11.41027	$12.07686	0
2011	$12.07686	$12.57885	0
2012	$12.57885	$13.60098	0
2013	$13.60098	$13.33429	0
2014	$13.33429	$14.45925	0
2015	$14.45925	$14.14619	0
2016	$14.14619	$14.69432	0
2017	$14.69432	$14.73322	0
2018	$14.73322	$14.67751	0
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.04661	$11.60338	0
2010	$11.60338	$12.23726	0
2011	$12.23726	$13.33199	0
2012	$13.33199	$14.14315	0
2013	$14.14315	$12.52480	0
2014	$12.52480	$12.59566	0
2015	$12.59566	$11.95463	0
2016	$11.95463	$12.26841	0
2017	$12.26841	$12.40748	0
2018	$12.40748	$11.83653	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.17977	$12.44068	675
2010	$12.44068	$13.12102	674
2011	$13.12102	$13.26260	674
2012	$13.26260	$14.17771	645
2013	$14.17771	$13.55907	616
2014	$13.55907	$13.79275	0
2015	$13.79275	$13.51518	0
2016	$13.51518	$13.53788	0
2017	$13.53788	$13.85795	0
2018	$13.85795	$13.44685	0
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.00526	$9.68960	0
2010	$9.68960	$10.96484	0
2011	$10.96484	$10.84239	0
2012	$10.84239	$12.46994	0
2013	$12.46994	$17.13400	0
2014	$17.13400	$18.19193	621
2015	$18.19193	$19.66244	589
2016	$19.66244	$19.28494	553
2017	$19.28494	$25.55767	523
2018	$25.55767	$25.34340	493
T. Rowe Price Equity Income Portfolio - II
2009	$8.04225	$9.82619	0
2010	$9.82619	$10.99878	0
2011	$10.99878	$10.62045	0
2012	$10.62045	$12.11281	0
2013	$12.11281	$15.29087	0
2014	$15.29087	$15.97577	0
2015	$15.97577	$14.47694	0
2016	$14.47694	$16.78620	0
2017	$16.78620	$18.95452	0
2018	$18.95452	$16.69821	0
VanEck VIP Emerging Markets Fund - Initial Class
2009	$9.68311	$20.13718	0
2010	$20.13718	$24.91709	0
2011	$24.91709	$18.05091	0
2012	$18.05091	$22.85638	0
2013	$22.85638	$24.97659	0
2014	$24.97659	$24.26339	218
2015	$24.26339	$20.35670	207
2016	$20.35670	$19.87972	194
2017	$19.87972	$29.29606	184
2018	$29.29606	$21.86636	173
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$16.50757	$25.36794	0
2010	$25.36794	$31.98199	0
2011	$31.98199	$26.06684	0
2012	$26.06684	$26.28755	0
2013	$26.28755	$28.34477	0
2014	$28.34477	$22.36728	0
2015	$22.36728	$14.52063	0
2016	$14.52063	$20.35788	0
2017	$20.35788	$19.52571	0
2018	$19.52571	$13.66125	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.66945	$11.58547	0
2010	$11.58547	$12.96259	0
2011	$12.96259	$12.80651	0
2012	$12.80651	$14.75008	0
2013	$14.75008	$15.26029	0
2014	$15.26029	$14.66167	0
2015	$14.66167	$13.43299	0
2016	$13.43299	$15.11743	0
2017	$15.11743	$15.99289	0
2018	$15.99289	$14.95185	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.35% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select Contracts - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
Low
Mortality & Expense = 1.70

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.36922	$13.86420	8,797
2010	$13.86420	$15.47008	4,945
2011	$15.47008	$15.09692	2,846
2012	$15.09692	$17.47693	2,301
2013	$17.47693	$23.13332	1,926
2014	$23.13332	$25.77154	1,300
2015	$25.77154	$26.80437	1,422
2016	$26.80437	$26.38127	331
2017	$26.38127	$33.87319	331
2018	$33.87319	$33.13977	330
Alger Large Cap Growth Portfolio - Class S
2009	$7.04416	$10.18583	15,504
2010	$10.18583	$11.29357	14,306
2011	$11.29357	$11.00612	13,568
2012	$11.00612	$11.82108	12,190
2013	$11.82108	$15.62203	10,963
2014	$15.62203	$16.96088	10,450
2015	$16.96088	$16.88091	10,560
2016	$16.88091	$16.37839	9,142
2017	$16.37839	$20.58208	6,532
2018	$20.58208	$20.55993	4,772
Alger Mid Cap Growth Portfolio - Class S
2009	$6.45799	$9.59590	15,709
2010	$9.59590	$11.20270	14,156
2011	$11.20270	$10.05631	12,397
2012	$10.05631	$11.42440	6,470
2013	$11.42440	$15.19065	4,773
2014	$15.19065	$16.04842	3,896
2015	$16.04842	$15.46101	3,847
2016	$15.46101	$15.25677	3,202
2017	$15.25677	$19.35649	2,726
2018	$19.35649	$17.52730	2,695
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.14362	$7.51117	4,311
2010	$7.51117	$8.07414	3,403
2011	$8.07414	$8.32181	4,149
2012	$8.32181	$9.52040	3,911
2013	$9.52040	$12.37539	2,511
2014	$12.37539	$13.57553	2,540
2015	$13.57553	$12.94884	1,521
2016	$12.94884	$14.36966	1,215
2017	$14.36966	$16.20630	1,006
2018	$16.20630	$14.50185	952

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.61352	$10.89128	13,118
2010	$10.89128	$12.18877	8,427
2011	$12.18877	$11.63278	8,191
2012	$11.63278	$12.82055	10,063
2013	$12.82055	$14.52102	7,851
2014	$14.52102	$15.04940	6,124
2015	$15.04940	$14.76959	5,606
2016	$14.76959	$14.91633	4,416
2017	$14.91633	$16.66271	4,331
2018	$16.66271	$15.44366	4,298
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$9.21598	$12.26000	81,493
2010	$12.26000	$14.07739	53,895
2011	$14.07739	$13.43961	45,208
2012	$13.43961	$15.32729	37,230
2013	$15.32729	$19.71044	24,831
2014	$19.71044	$21.61149	23,735
2015	$21.61149	$21.31064	20,812
2016	$21.31064	$22.54589	11,853
2017	$22.54589	$26.92255	9,566
2018	$26.92255	$24.68169	9,047
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.36081	$9.38841	75,431
2010	$9.38841	$10.59485	78,583
2011	$10.59485	$10.47266	57,292
2012	$10.47266	$12.03763	60,518
2013	$12.03763	$15.11056	52,689
2014	$15.11056	$16.09682	45,304
2015	$16.09682	$15.13709	45,292
2016	$15.13709	$17.49793	31,625
2017	$17.49793	$19.35877	22,120
2018	$19.35877	$17.38680	16,220
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.94890	23,258
2017	$9.94890	$9.83676	28,619
2018	$9.83676	$9.81903	30,469
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.70316	$10.56038	204,879
2010	$10.56038	$10.37786	115,332
2011	$10.37786	$10.19259	105,038
2012	$10.19259	$10.00963	93,580
2013	$10.00963	$9.83044	99,838
2014	$9.83044	$9.65446	58,641
2015	$9.65446	$9.48163	39,320
2016	$9.48163	$9.31271	78,984
2017	$9.31271	$9.18489	19,303
2018	$9.18489	$9.14540	11,292

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.81590	$8.56498	57,607
2010	$8.56498	$10.41798	58,821
2011	$10.41798	$10.22752	39,731
2012	$10.22752	$11.48950	48,616
2013	$11.48950	$15.34465	38,482
2014	$15.34465	$16.72795	42,969
2015	$16.72795	$17.56102	34,065
2016	$17.56102	$17.34062	29,697
2017	$17.34062	$22.95987	17,301
2018	$22.95987	$22.44849	12,242
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.88116	$9.77479	188,699
2010	$9.77479	$11.01284	186,215
2011	$11.01284	$11.00797	112,062
2012	$11.00797	$12.49909	96,761
2013	$12.49909	$16.19079	101,931
2014	$16.19079	$18.01214	85,546
2015	$18.01214	$17.87939	77,986
2016	$17.87939	$19.59207	67,115
2017	$19.59207	$23.36061	51,883
2018	$23.36061	$21.85426	47,003
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$10.08631	$11.43698	109,299
2010	$11.43698	$12.07887	73,245
2011	$12.07887	$12.69658	52,851
2012	$12.69658	$13.16614	43,691
2013	$13.16614	$12.66180	32,645
2014	$12.66180	$13.13242	22,768
2015	$13.13242	$12.78645	14,698
2016	$12.78645	$13.11921	8,832
2017	$13.11921	$13.39876	7,184
2018	$13.39876	$13.05369	6,485
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$9.28911	$11.51367	59,741
2010	$11.51367	$12.75715	48,418
2011	$12.75715	$10.35549	44,346
2012	$10.35549	$12.24091	53,374
2013	$12.24091	$15.64692	46,559
2014	$15.64692	$14.09040	44,726
2015	$14.09040	$14.29288	30,202
2016	$14.29288	$13.29683	27,327
2017	$13.29683	$16.97507	18,055
2018	$16.97507	$14.15909	16,666
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.71126	1,711
2016	$8.71126	$9.71244	1,796
2017	$9.71244	$10.59453	1,512
2018	$10.59453	$9.31540	2,506

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$9.04315	$11.30420	13,289
2010	$11.30420	$12.34513	12,260
2011	$12.34513	$11.32776	12,101
2012	$11.32776	$11.61627	11,965
2013	$11.61627	$13.39870	1,459
2014	$13.39870	$13.52524	864
2015	$13.52524	$13.44917	326
2016	$13.44917	$13.29427	297
2017	$13.29427	$14.99566	296
2018	$14.99566	$12.82046	296
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$9.39434	5,393
2013	$9.39434	$12.89660	3,297
2014	$12.89660	$13.69898	3,048
2015	$13.69898	$14.09140	2,831
2016	$14.09140	$14.11756	2,282
2017	$14.11756	$17.61235	1,289
2018	$17.61235	$16.62199	609
Invesco V.I. Core Equity Fund - Series II
2009	$7.80353	$9.80739	16,715
2010	$9.80739	$10.52172	14,055
2011	$10.52172	$10.30238	12,208
2012	$10.30238	$11.49372	11,510
2013	$11.49372	$14.55286	8,377
2014	$14.55286	$15.41224	8,069
2015	$15.41224	$14.22628	8,177
2016	$14.22628	$15.37071	3,077
2017	$15.37071	$17.03954	2,038
2018	$17.03954	$15.12421	2,067
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.78104	12,345
2012	$11.78104	$11.82513	7,815
2013	$11.82513	$11.28082	9,571
2014	$11.28082	$11.50774	7,672
2015	$11.50774	$11.30749	6,961
2016	$11.30749	$11.21578	4,981
2017	$11.21578	$11.20456	4,601
2018	$11.20456	$11.03501	3,279
Invesco V.I. Growth and Income Fund - Series II
2009	$9.07648	$11.06197	31,070
2010	$11.06197	$12.18739	27,922
2011	$12.18739	$11.69777	24,168
2012	$11.69777	$13.13483	22,503
2013	$13.13483	$17.25406	19,862
2014	$17.25406	$18.63196	12,486
2015	$18.63196	$17.69040	15,920
2016	$17.69040	$20.74835	6,367
2017	$20.74835	$23.23741	4,818
2018	$23.23741	$19.71701	4,947

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.44200	$12.04023	23,028
2010	$12.04023	$13.45274	21,748
2011	$13.45274	$12.35177	22,611
2012	$12.35177	$13.41693	17,790
2013	$13.41693	$16.92581	16,032
2014	$16.92581	$17.31418	14,497
2015	$17.31418	$16.27467	13,712
2016	$16.27467	$18.08627	10,510
2017	$18.08627	$20.36545	8,858
2018	$20.36545	$17.67852	7,663
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.50021	$11.51728	10,158
2010	$11.51728	$14.39487	7,082
2011	$14.39487	$12.81301	6,034
2012	$12.81301	$14.04470	6,076
2013	$14.04470	$18.84038	4,784
2014	$18.84038	$19.92430	3,162
2015	$19.92430	$19.76948	1,652
2016	$19.76948	$19.52571	1,030
2017	$19.52571	$23.42239	1,570
2018	$23.42239	$21.64897	986
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.77609	$8.37994	17,395
2010	$8.37994	$8.80070	15,645
2011	$8.80070	$8.34916	12,474
2012	$8.34916	$9.64602	7,102
2013	$9.64602	$12.62409	6,070
2014	$12.62409	$13.18848	4,517
2015	$13.18848	$11.57104	3,652
2016	$11.57104	$13.39986	3,345
2017	$13.39986	$15.42742	2,656
2018	$15.42742	$12.21796	2,355
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.82785	$13.35321	19,202
2010	$13.35321	$14.17770	20,105
2011	$14.17770	$14.11171	18,228
2012	$14.11171	$15.71051	10,712
2013	$15.71051	$18.48294	8,198
2014	$18.48294	$19.64555	6,363
2015	$19.64555	$19.37113	4,798
2016	$19.37113	$19.84592	2,684
2017	$19.84592	$23.02553	2,377
2018	$23.02553	$22.70801	2,175
Janus Henderson Forty Portfolio - Service Shares
2009	$9.94433	$14.25896	12,938
2010	$14.25896	$14.90971	10,052
2011	$14.90971	$13.62545	8,840
2012	$13.62545	$16.57189	7,253
2013	$16.57189	$21.30004	5,800
2014	$21.30004	$22.68783	3,321
2015	$22.68783	$24.93906	2,507
2016	$24.93906	$24.96711	2,019
2017	$24.96711	$31.87569	1,637
2018	$31.87569	$31.83904	1,607

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$10.23768	$13.36298	30,080
2010	$13.36298	$15.13879	24,624
2011	$15.13879	$14.42352	21,913
2012	$14.42352	$15.69179	16,678
2013	$15.69179	$19.38649	14,698
2014	$19.38649	$20.64413	8,246
2015	$20.64413	$19.52442	6,864
2016	$19.52442	$22.77163	4,078
2017	$22.77163	$25.41282	3,697
2018	$25.41282	$21.50574	2,649
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.91646	$12.16259	7,507
2010	$12.16259	$14.93197	5,973
2011	$14.93197	$9.92154	5,705
2012	$9.92154	$11.02666	6,067
2013	$11.02666	$12.37466	3,622
2014	$12.37466	$10.68128	1,555
2015	$10.68128	$9.56543	1,088
2016	$9.56543	$8.76361	851
2017	$8.76361	$11.25817	797
2018	$11.25817	$9.38177	770
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$17.57185	5,959
2016	$17.57185	$18.26452	3,986
2017	$18.26452	$22.97851	1,284
2018	$22.97851	$22.69419	1,046
MFS® Investors Trust Series - Service Class
2009	$8.86686	$11.01972	3,217
2010	$11.01972	$11.99887	1,719
2011	$11.99887	$11.49841	3,714
2012	$11.49841	$13.41738	3,388
2013	$13.41738	$17.35780	3,108
2014	$17.35780	$18.87108	2,607
2015	$18.87108	$18.52274	2,415
2016	$18.52274	$19.70286	2,086
2017	$19.70286	$23.80642	1,895
2018	$23.80642	$22.04289	1,732
MFS® New Discovery Series - Service Class
2009	$6.75490	$10.80713	13,125
2010	$10.80713	$14.42707	9,230
2011	$14.42707	$12.68105	8,946
2012	$12.68105	$15.05454	7,889
2013	$15.05454	$20.87736	4,629
2014	$20.87736	$18.96499	3,804
2015	$18.96499	$18.22397	5,636
2016	$18.22397	$19.47155	5,341
2017	$19.47155	$24.15875	5,331
2018	$24.15875	$23.31577	5,056

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$9.23307	$10.67394	20,112
2010	$10.67394	$11.49163	13,332
2011	$11.49163	$11.46410	13,081
2012	$11.46410	$12.48813	11,293
2013	$12.48813	$14.56137	9,152
2014	$14.56137	$15.47701	7,803
2015	$15.47701	$15.11035	4,680
2016	$15.11035	$16.14725	3,407
2017	$16.14725	$17.76535	2,707
2018	$17.76535	$16.42082	2,653
MFS® Value Series - Service Class
2009	$9.60774	$11.55303	3,502
2010	$11.55303	$12.61773	2,399
2011	$12.61773	$12.33328	2,554
2012	$12.33328	$14.03428	2,402
2013	$14.03428	$18.68755	2,381
2014	$18.68755	$20.22346	1,921
2015	$20.22346	$19.67394	923
2016	$19.67394	$21.98243	533
2017	$21.98243	$25.33452	435
2018	$25.33452	$22.30118	346
MFS® VIT II High Yield - Service Class
2013	$10.00000	$15.36705	4,159
2014	$15.36705	$15.47279	4,685
2015	$15.47279	$14.52237	3,448
2016	$14.52237	$16.20776	2,284
2017	$16.20776	$16.92209	2,124
2018	$16.92209	$16.07866	2,094
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.10331	$11.51970	5,504
2010	$11.51970	$13.87041	4,539
2011	$13.87041	$13.20708	4,772
2012	$13.20708	$14.79133	4,328
2013	$14.79133	$21.45723	3,807
2014	$21.45723	$22.35400	3,003
2015	$22.35400	$24.57887	1,744
2016	$24.57887	$23.67370	730
2017	$23.67370	$33.20635	729
2018	$33.20635	$34.98719	729
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.80313	$12.36949	39,348
2010	$12.36949	$15.73381	29,572
2011	$15.73381	$16.32605	27,469
2012	$16.32605	$18.53591	24,708
2013	$18.53591	$18.52115	21,474
2014	$18.52115	$23.54010	15,395
2015	$23.54010	$23.56078	11,583
2016	$23.56078	$24.65298	9,065
2017	$24.65298	$24.90651	9,053
2018	$24.90651	$22.50832	7,399

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$6.12044	$7.94925	8,703
2010	$7.94925	$9.92663	6,348
2011	$9.92663	$9.82981	7,146
2012	$9.82981	$11.21279	5,665
2013	$11.21279	$14.93375	3,682
2014	$14.93375	$15.47508	4,374
2015	$15.47508	$16.16116	2,520
2016	$16.16116	$16.20103	1,275
2017	$16.20103	$20.43859	923
2018	$20.43859	$18.80477	658
Oppenheimer Global Fund/VA - Service Shares
2009	$8.93761	$12.23076	44,368
2010	$12.23076	$13.89686	41,921
2011	$13.89686	$12.48343	32,097
2012	$12.48343	$14.82644	36,198
2013	$14.82644	$18.48949	32,092
2014	$18.48949	$18.52996	30,546
2015	$18.52996	$18.86465	26,022
2016	$18.86465	$18.49690	16,284
2017	$18.49690	$24.76392	8,248
2018	$24.76392	$21.06042	7,450
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$8.06413	$10.83968	31,176
2010	$10.83968	$13.09901	26,227
2011	$13.09901	$12.55715	21,911
2012	$12.55715	$14.50945	23,005
2013	$14.50945	$20.03663	19,793
2014	$20.03663	$21.96915	18,283
2015	$21.96915	$20.25900	15,722
2016	$20.25900	$23.41131	10,883
2017	$23.41131	$26.19075	8,342
2018	$26.19075	$23.00810	6,778
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.45079	$11.86692	25,316
2010	$11.86692	$12.64386	20,331
2011	$12.64386	$13.25689	16,521
2012	$13.25689	$14.42986	14,395
2013	$14.42986	$14.24118	12,784
2014	$14.24118	$15.54553	5,997
2015	$15.54553	$15.31029	4,556
2016	$15.31029	$16.00916	3,744
2017	$16.00916	$16.15710	3,298
2018	$16.15710	$16.20239	3,001
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.37958	$12.06775	32,397
2010	$12.06775	$12.81177	32,722
2011	$12.81177	$14.05061	20,871
2012	$14.05061	$15.00502	16,504
2013	$15.00502	$13.37664	14,113
2014	$13.37664	$13.54195	9,334
2015	$13.54195	$12.93846	6,186
2016	$12.93846	$13.36628	5,442
2017	$13.36628	$13.60670	4,417
2018	$13.60670	$13.06635	3,375

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.55025	$12.93854	93,450
2010	$12.93854	$13.73700	84,488
2011	$13.73700	$13.97748	122,070
2012	$13.97748	$15.04169	111,189
2013	$15.04169	$14.48121	49,016
2014	$14.48121	$14.82892	28,408
2015	$14.82892	$14.62733	25,235
2016	$14.62733	$14.74926	19,524
2017	$14.74926	$15.19725	15,969
2018	$15.19725	$14.84390	13,684
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.23756	$10.07759	50,583
2010	$10.07759	$11.47981	35,122
2011	$11.47981	$11.42708	29,928
2012	$11.42708	$13.23013	30,044
2013	$13.23013	$18.29954	22,612
2014	$18.29954	$19.55890	16,859
2015	$19.55890	$21.28074	12,660
2016	$21.28074	$21.01087	5,906
2017	$21.01087	$28.02791	3,493
2018	$28.02791	$27.97670	2,391
T. Rowe Price Equity Income Portfolio - II
2009	$8.30891	$10.21966	63,978
2010	$10.21966	$11.51533	56,769
2011	$11.51533	$11.19318	48,248
2012	$11.19318	$12.85127	37,818
2013	$12.85127	$16.33112	24,332
2014	$16.33112	$17.17631	14,093
2015	$17.17631	$15.66860	10,593
2016	$15.66860	$18.28863	7,376
2017	$18.28863	$20.78677	5,989
2018	$20.78677	$18.43346	5,889
VanEck VIP Emerging Markets Fund - Initial Class
2009	$10.00421	$20.94330	10,954
2010	$20.94330	$26.08693	7,376
2011	$26.08693	$19.02428	5,823
2012	$19.02428	$24.24968	5,143
2013	$24.24968	$26.67565	4,678
2014	$26.67565	$26.08670	2,040
2015	$26.08670	$22.03245	1,431
2016	$22.03245	$21.65916	1,281
2017	$21.65916	$32.12792	1,536
2018	$32.12792	$24.13880	1,527
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$17.05472	$26.38348	36,520
2010	$26.38348	$33.48365	30,164
2011	$33.48365	$27.47245	22,360
2012	$27.47245	$27.89019	21,376
2013	$27.89019	$30.27322	19,427
2014	$30.27322	$24.04858	17,441
2015	$24.04858	$15.71645	12,344
2016	$15.71645	$22.18076	15,845
2017	$22.18076	$21.41394	12,606
2018	$21.41394	$15.08154	10,438

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.92367	$12.04912	33,607
2010	$12.04912	$13.57115	22,444
2011	$13.57115	$13.49685	19,914
2012	$13.49685	$15.64899	13,535
2013	$15.64899	$16.29818	11,196
2014	$16.29818	$15.76321	8,819
2015	$15.76321	$14.53851	8,273
2016	$14.53851	$16.47024	4,444
2017	$16.47024	$17.53861	3,016
2018	$17.53861	$16.50535	2,834
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select Contracts - PROSPECTUS
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
High
Mortality & Expense = 2.60

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$8.95496	$13.12985	0
2010	$13.12985	$14.51654	0
2011	$14.51654	$14.03681	0
2012	$14.03681	$16.10047	0
2013	$16.10047	$21.11622	0
2014	$21.11622	$23.30885	0
2015	$23.30885	$24.02079	0
2016	$24.02079	$23.42557	0
2017	$23.42557	$29.80627	0
2018	$29.80627	$28.89567	0
Alger Large Cap Growth Portfolio - Class S
2009	$6.73265	$9.64625	0
2010	$9.64625	$10.59737	0
2011	$10.59737	$10.23319	0
2012	$10.23319	$10.88997	0
2013	$10.88997	$14.25973	0
2014	$14.25973	$15.33994	0
2015	$15.33994	$15.12767	0
2016	$15.12767	$14.54318	0
2017	$14.54318	$18.11064	0
2018	$18.11064	$17.92659	0
Alger Mid Cap Growth Portfolio - Class S
2009	$6.17233	$9.08740	0
2010	$9.08740	$10.51196	0
2011	$10.51196	$9.34988	0
2012	$9.34988	$10.52430	0
2013	$10.52430	$13.86565	0
2014	$13.86565	$14.51432	0
2015	$14.51432	$13.85487	0
2016	$13.85487	$13.54688	0
2017	$13.54688	$17.03178	0
2018	$17.03178	$15.28194	0
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.04921	$7.32797	0
2010	$7.32797	$7.80506	0
2011	$7.80506	$7.97091	0
2012	$7.97091	$9.03521	0
2013	$9.03521	$11.63715	0
2014	$11.63715	$12.64871	0
2015	$12.64871	$11.95420	0
2016	$11.95420	$13.14467	0
2017	$13.14467	$14.69070	0
2018	$14.69070	$13.02607	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.23274	$10.31445	0
2010	$10.31445	$11.43753	0
2011	$11.43753	$10.81597	0
2012	$10.81597	$11.81086	0
2013	$11.81086	$13.25485	0
2014	$13.25485	$13.61126	0
2015	$13.61126	$13.23574	0
2016	$13.23574	$13.24507	0
2017	$13.24507	$14.66198	0
2018	$14.66198	$13.46573	0
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$8.80854	$11.61060	0
2010	$11.61060	$13.20968	0
2011	$13.20968	$12.49585	0
2012	$12.49585	$14.12009	0
2013	$14.12009	$17.99173	0
2014	$17.99173	$19.54624	0
2015	$19.54624	$19.09747	0
2016	$19.09747	$20.01978	0
2017	$20.01978	$23.68996	0
2018	$23.68996	$21.52059	0
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.03531	$8.89096	0
2010	$8.89096	$9.94161	0
2011	$9.94161	$9.73706	0
2012	$9.73706	$11.08934	0
2013	$11.08934	$13.79270	0
2014	$13.79270	$14.55829	0
2015	$14.55829	$13.56478	0
2016	$13.56478	$15.53714	0
2017	$15.53714	$17.03402	0
2018	$17.03402	$15.15969	0
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.91891	0
2017	$9.91891	$9.71840	0
2018	$9.71840	$9.61270	0
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.23015	$10.00118	0
2010	$10.00118	$9.73825	0
2011	$9.73825	$9.47698	0
2012	$9.47698	$9.22133	0
2013	$9.22133	$8.97325	0
2014	$8.97325	$8.73185	0
2015	$8.73185	$8.49693	0
2016	$8.49693	$8.26928	0
2017	$8.26928	$8.08199	0
2018	$8.08199	$7.97409	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.51445	$8.11115	0
2010	$8.11115	$9.77566	0
2011	$9.77566	$9.50918	0
2012	$9.50918	$10.58443	0
2013	$10.58443	$14.00646	0
2014	$14.00646	$15.12919	0
2015	$15.12919	$15.73710	0
2016	$15.73710	$15.39756	0
2017	$15.39756	$20.20292	0
2018	$20.20292	$19.57328	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.53270	$9.25701	0
2010	$9.25701	$10.33398	0
2011	$10.33398	$10.23496	0
2012	$10.23496	$11.51464	0
2013	$11.51464	$14.77899	0
2014	$14.77899	$16.29088	0
2015	$16.29088	$16.02263	0
2016	$16.02263	$17.39702	0
2017	$17.39702	$20.55583	0
2018	$20.55583	$19.05542	0
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$9.64054	$10.83139	0
2010	$10.83139	$11.33448	0
2011	$11.33448	$11.80527	0
2012	$11.80527	$12.12941	0
2013	$12.12941	$11.55785	0
2014	$11.55785	$11.87759	0
2015	$11.87759	$11.45867	0
2016	$11.45867	$11.64943	0
2017	$11.64943	$11.79005	0
2018	$11.79005	$11.38199	0
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$8.87842	$10.90373	0
2010	$10.90373	$11.97078	0
2011	$11.97078	$9.62814	0
2012	$9.62814	$11.27663	0
2013	$11.27663	$14.28237	0
2014	$14.28237	$12.74364	0
2015	$12.74364	$12.80825	0
2016	$12.80825	$11.80673	0
2017	$11.80673	$14.93654	0
2018	$14.93654	$12.34536	0
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.65774	0
2016	$8.65774	$9.56457	0
2017	$9.56457	$10.33890	0
2018	$10.33890	$9.00793	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$8.64332	$10.70541	0
2010	$10.70541	$11.58417	0
2011	$11.58417	$10.53229	0
2012	$10.53229	$10.70130	0
2013	$10.70130	$12.23024	0
2014	$12.23024	$12.23261	0
2015	$12.23261	$12.05234	0
2016	$12.05234	$11.80465	0
2017	$11.80465	$13.19501	0
2018	$13.19501	$11.17839	0
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$8.65430	0
2013	$8.65430	$11.77186	0
2014	$11.77186	$12.38966	0
2015	$12.38966	$12.62775	0
2016	$12.62775	$12.53558	0
2017	$12.53558	$15.49740	0
2018	$15.49740	$14.49291	0
Invesco V.I. Core Equity Fund - Series II
2009	$7.61342	$9.48077	0
2010	$9.48077	$10.07815	0
2011	$10.07815	$9.77780	0
2012	$9.77780	$10.80828	0
2013	$10.80828	$13.55965	0
2014	$13.55965	$14.22876	0
2015	$14.22876	$13.01346	0
2016	$13.01346	$13.93183	0
2017	$13.93183	$15.30479	0
2018	$15.30479	$13.46084	0
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$10.95396	0
2012	$10.95396	$10.89393	0
2013	$10.89393	$10.29723	0
2014	$10.29723	$10.40811	0
2015	$10.40811	$10.13326	0
2016	$10.13326	$9.95921	0
2017	$9.95921	$9.85923	0
2018	$9.85923	$9.62178	0
Invesco V.I. Growth and Income Fund - Series II
2009	$8.67521	$10.47602	0
2010	$10.47602	$11.43612	0
2011	$11.43612	$10.87627	0
2012	$10.87627	$12.10023	0
2013	$12.10023	$15.74942	0
2014	$15.74942	$16.85130	0
2015	$16.85130	$15.85304	0
2016	$15.85304	$18.42351	0
2017	$18.42351	$20.44709	0
2018	$20.44709	$17.19159	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.02461	$11.40251	0
2010	$11.40251	$12.62354	0
2011	$12.62354	$11.48441	0
2012	$11.48441	$12.36017	0
2013	$12.36017	$15.44989	0
2014	$15.44989	$15.65951	0
2015	$15.65951	$14.58441	0
2016	$14.58441	$16.05974	0
2017	$16.05974	$17.92002	0
2018	$17.92002	$15.41421	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.16852	$10.90711	0
2010	$10.90711	$13.50749	0
2011	$13.50749	$11.91309	0
2012	$11.91309	$12.93830	0
2013	$12.93830	$17.19725	0
2014	$17.19725	$18.01990	0
2015	$18.01990	$17.71597	0
2016	$17.71597	$17.33757	0
2017	$17.33757	$20.60954	0
2018	$20.60954	$18.87579	0
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.52057	$7.93580	0
2010	$7.93580	$8.25794	0
2011	$8.25794	$7.76258	0
2012	$7.76258	$8.88595	0
2013	$8.88595	$11.52288	0
2014	$11.52288	$11.92769	0
2015	$11.92769	$10.36891	0
2016	$10.36891	$11.89800	0
2017	$11.89800	$13.57447	0
2018	$13.57447	$10.65265	0
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.34931	$12.64616	0
2010	$12.64616	$13.30402	0
2011	$13.30402	$13.12101	0
2012	$13.12101	$14.47339	0
2013	$14.47339	$16.87154	0
2014	$16.87154	$17.76845	0
2015	$17.76845	$17.35967	0
2016	$17.35967	$17.62261	0
2017	$17.62261	$20.26116	0
2018	$20.26116	$19.80008	0
Janus Henderson Forty Portfolio - Service Shares
2009	$9.50469	$13.50371	0
2010	$13.50371	$13.99069	0
2011	$13.99069	$12.66863	0
2012	$12.66863	$15.26671	0
2013	$15.26671	$19.44274	0
2014	$19.44274	$20.51973	0
2015	$20.51973	$22.34914	0
2016	$22.34914	$22.16979	0
2017	$22.16979	$28.04851	0
2018	$28.04851	$27.76146	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$9.78509	$12.65516	0
2010	$12.65516	$14.20564	0
2011	$14.20564	$13.41065	0
2012	$13.41065	$14.45582	0
2013	$14.45582	$17.69592	0
2014	$17.69592	$18.67121	0
2015	$18.67121	$17.49662	0
2016	$17.49662	$20.22018	0
2017	$20.22018	$22.36141	0
2018	$22.36141	$18.75129	0
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.61060	$11.51824	0
2010	$11.51824	$14.01153	0
2011	$14.01153	$9.22462	0
2012	$9.22462	$10.15789	0
2013	$10.15789	$11.29527	0
2014	$11.29527	$9.66014	0
2015	$9.66014	$8.57159	0
2016	$8.57159	$7.78127	0
2017	$7.78127	$9.90586	0
2018	$9.90586	$8.17972	0
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$15.74695	0
2016	$15.74695	$16.21811	0
2017	$16.21811	$20.21950	0
2018	$20.21950	$19.78768	0
MFS® Investors Trust Series - Service Class
2009	$8.47482	$10.43598	0
2010	$10.43598	$11.25921	0
2011	$11.25921	$10.69091	0
2012	$10.69091	$12.36056	0
2013	$12.36056	$15.84419	0
2014	$15.84419	$17.06766	0
2015	$17.06766	$16.59905	0
2016	$16.59905	$17.49525	0
2017	$17.49525	$20.94795	0
2018	$20.94795	$19.21974	0
MFS® New Discovery Series - Service Class
2009	$6.45612	$10.23449	0
2010	$10.23449	$13.53761	0
2011	$13.53761	$11.79031	0
2012	$11.79031	$13.86850	0
2013	$13.86850	$19.05651	0
2014	$19.05651	$17.15216	0
2015	$17.15216	$16.33087	0
2016	$16.33087	$17.28940	0
2017	$17.28940	$21.25739	0
2018	$21.25739	$20.32899	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$8.82493	$10.10863	0
2010	$10.10863	$10.78333	0
2011	$10.78333	$10.65916	0
2012	$10.65916	$11.50464	0
2013	$11.50464	$13.29171	0
2014	$13.29171	$13.99805	0
2015	$13.99805	$13.54116	0
2016	$13.54116	$14.33817	0
2017	$14.33817	$15.63233	0
2018	$15.63233	$14.31783	0
MFS® Value Series - Service Class
2009	$9.18301	$10.94112	0
2010	$10.94112	$11.84001	0
2011	$11.84001	$11.46725	0
2012	$11.46725	$12.92895	0
2013	$12.92895	$17.05812	0
2014	$17.05812	$18.29094	0
2015	$18.29094	$17.63085	0
2016	$17.63085	$19.51961	0
2017	$19.51961	$22.29276	0
2018	$22.29276	$19.44508	0
MFS® VIT II High Yield - Service Class
2013	$10.00000	$14.02727	0
2014	$14.02727	$13.99436	0
2015	$13.99436	$13.01433	0
2016	$13.01433	$14.39201	0
2017	$14.39201	$14.89039	0
2018	$14.89039	$14.01958	0
Morgan Stanley VIF Growth Portfolio, Class II
2009	$6.78917	$10.90939	0
2010	$10.90939	$13.01536	0
2011	$13.01536	$12.27958	0
2012	$12.27958	$13.62623	0
2013	$13.62623	$19.58611	0
2014	$19.58611	$20.21769	0
2015	$20.21769	$22.02623	0
2016	$22.02623	$21.02118	0
2017	$21.02118	$29.21938	0
2018	$29.21938	$30.50636	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.36953	$11.71388	0
2010	$11.71388	$14.76359	0
2011	$14.76359	$15.17926	0
2012	$15.17926	$17.07564	0
2013	$17.07564	$16.90565	0
2014	$16.90565	$21.29013	0
2015	$21.29013	$21.11356	0
2016	$21.11356	$21.89059	0
2017	$21.89059	$21.91573	0
2018	$21.91573	$19.62531	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$5.91668	$7.61419	0
2010	$7.61419	$9.42120	0
2011	$9.42120	$9.24399	0
2012	$9.24399	$10.44769	0
2013	$10.44769	$13.78732	0
2014	$13.78732	$14.15612	0
2015	$14.15612	$14.64823	0
2016	$14.64823	$14.55017	0
2017	$14.55017	$18.19001	0
2018	$18.19001	$16.58367	0
Oppenheimer Global Fund/VA - Service Shares
2009	$8.54248	$11.58290	0
2010	$11.58290	$13.04026	0
2011	$13.04026	$11.60673	0
2012	$11.60673	$13.65860	0
2013	$13.65860	$16.87713	0
2014	$16.87713	$16.75905	0
2015	$16.75905	$16.90537	0
2016	$16.90537	$16.42430	0
2017	$16.42430	$21.79038	0
2018	$21.79038	$18.36292	0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$7.70756	$10.26538	0
2010	$10.26538	$12.29145	0
2011	$12.29145	$11.67520	0
2012	$11.67520	$13.36650	0
2013	$13.36650	$18.28931	0
2014	$18.28931	$19.86953	0
2015	$19.86953	$18.15485	0
2016	$18.15485	$20.78812	0
2017	$20.78812	$23.04581	0
2018	$23.04581	$20.06110	0
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$9.98892	$11.23855	0
2010	$11.23855	$11.86463	0
2011	$11.86463	$12.32623	0
2012	$12.32623	$13.29361	0
2013	$13.29361	$12.99954	0
2014	$12.99954	$14.06015	0
2015	$14.06015	$13.72047	0
2016	$13.72047	$14.21567	0
2017	$14.21567	$14.21725	0
2018	$14.21725	$14.12751	0
PIMCO Real Return Portfolio - Administrative Shares
2009	$9.92084	$11.42877	0
2010	$11.42877	$12.02223	0
2011	$12.02223	$13.06427	0
2012	$13.06427	$13.82355	0
2013	$13.82355	$12.21039	0
2014	$12.21039	$12.24801	0
2015	$12.24801	$11.59487	0
2016	$11.59487	$11.86879	0
2017	$11.86879	$11.97297	0
2018	$11.97297	$11.39298	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.03982	$12.25350	0
2010	$12.25350	$12.89048	0
2011	$12.89048	$12.99628	0
2012	$12.99628	$13.85731	0
2013	$13.85731	$13.21868	0
2014	$13.21868	$13.41203	0
2015	$13.41203	$13.10845	0
2016	$13.10845	$13.09690	0
2017	$13.09690	$13.37263	0
2018	$13.37263	$12.94295	0
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$6.91751	$9.54370	0
2010	$9.54370	$10.77210	0
2011	$10.77210	$10.62457	0
2012	$10.62457	$12.18804	0
2013	$12.18804	$16.70378	0
2014	$16.70378	$17.68971	0
2015	$17.68971	$19.07063	0
2016	$19.07063	$18.65668	0
2017	$18.65668	$24.66259	0
2018	$24.66259	$24.39364	0
T. Rowe Price Equity Income Portfolio - II
2009	$7.94154	$9.67827	0
2010	$9.67827	$10.80546	0
2011	$10.80546	$10.40709	0
2012	$10.40709	$11.83900	0
2013	$11.83900	$14.90695	0
2014	$14.90695	$15.53473	0
2015	$15.53473	$14.04119	0
2016	$14.04119	$16.23935	0
2017	$16.23935	$18.29068	0
2018	$18.29068	$16.07241	0
VanEck VIP Emerging Markets Fund - Initial Class
2009	$9.56185	$19.83412	0
2010	$19.83412	$24.47932	0
2011	$24.47932	$17.68833	0
2012	$17.68833	$22.33976	0
2013	$22.33976	$24.34949	0
2014	$24.34949	$23.59354	0
2015	$23.59354	$19.74392	0
2016	$19.74392	$19.23202	0
2017	$19.23202	$28.27001	0
2018	$28.27001	$21.04681	0
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$16.30085	$24.98605	0
2010	$24.98605	$31.41990	0
2011	$31.41990	$25.54314	0
2012	$25.54314	$25.69323	0
2013	$25.69323	$27.63294	0
2014	$27.63294	$21.74956	0
2015	$21.74956	$14.08332	0
2016	$14.08332	$19.69433	0
2017	$19.69433	$18.84150	0
2018	$18.84150	$13.14898	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.57341	$11.41111	0
2010	$11.41111	$12.73482	0
2011	$12.73482	$12.54932	0
2012	$12.54932	$14.41674	0
2013	$14.41674	$14.87721	0
2014	$14.87721	$14.25699	0
2015	$14.25699	$13.02874	0
2016	$13.02874	$14.62503	0
2017	$14.62503	$15.43285	0
2018	$15.43285	$14.39160	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.60% and an administrative expense charge of 0.10%.

LBLCONSULTSOL

STATEMENT OF ADDITIONAL INFORMATION
THE CONSULTANT SOLUTIONS VARIABLE ANNUITIES
(Classic, Elite, Plus, Select)
LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
DEPOSITOR: LINCOLN BENEFIT LIFE COMPANY
Lincoln Benefit Life Company
Variable Annuity Separate Account
PO Box 758565
Topeka, KS 66675-8565
1 (800) 457-7617
Statement of Additional Information and Related Prospectus
Dated April 29, 2019
This Statement of Additional Information supplements the information in the prospectus for the Lincoln Benefit Life Variable Annuity Contracts that we offer. This Statement of Additional Information is not a prospectus. You should read it with the prospectus for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.
The Contract is no longer offered for new sales.
For convenience, we use the terms "Contract" and "Contracts" to refer generally to both Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS
We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.
We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.
We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.
We may, by appropriate endorsement, change the Contract, as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.
THE CONTRACTS
The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.
DISTRIBUTION
In addition to the commissions paid to the selling registered representative, we may make other payments to promote the sale of our Contracts. To contribute to the promotion and marketing of the Contracts, we may enter into compensation arrangements with certain selling broker-dealers or banks (collectively "firms") under which the firm will provide marketing and distribution support services.
The general types of payments that we make are:

•	Percentage Payments based upon Contract Value. This type of payment is a percentage payment that is based upon the total Contract Value of all Contracts that were sold through the firm.

•	Percentage Payments based upon Sales. This type of payment is a percentage payment that is based upon the total amount received as purchase payments for Contracts sold through the firm.

•
Fixed payments. These types of payments are made directly to the firm in a fixed sum without regard to the value of Contracts sold. We may make payments upon the initiation of a relationship or subsequent payments for systems, operational and other support. Examples of other arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.

To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation.
PURCHASE OF CONTRACTS
The principal underwriter for the Variable Account, Allstate Distributors, L.L.C. ("ADLLC"), distributes the Contracts. ADLLC is a wholly-owned subsidiary of Allstate Life Insurance Company. The offering of the Contracts is continuous. Lincoln Benefit does not pay ADLLC a commission for distribution of the contracts.
TAX-FREE EXCHANGES
We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

2

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.
CALCULATION OF ACCUMULATION UNIT VALUES
The value of Accumulation Units will change each Valuation Period according to the investment performance of the shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).
The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that for the current Valuation Period.
NET INVESTMENT FACTOR
The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A)	is the sum of:

(1)	the net asset value per share of the underlying Variable Sub-Account determined at the end of the current Valuation Period; plus,

(2)	the per share amount of any dividend or capital gain distributions made by the underlying Variable Sub-Account during the current Valuation Period;

(B)	is the net asset value per share of the underlying Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C)	is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.
CALCULATION OF VARIABLE INCOME PAYMENTS
We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.
CALCULATION OF ANNUITY UNIT VALUES
Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

•
multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

•	dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

3

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.
We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.
GENERAL MATTERS
INCONTESTABILITY
We will not contest the Contract after we issue it.
SETTLEMENTS
The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.
SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS
We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the shares held by each of the Variable Sub-Accounts.
These do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of these.
PREMIUM TAXES
Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.
TAX RESERVES
We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.
CYBER SECURITY RISK
With the increasing reliance on digital technology to conduct necessary business functions and engage customers and business partners, we are susceptible to ongoing risks and threats of cyber security incidents. These risks include the occurrence of deliberate or malicious attacks, as well as unintentional incidents. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our offering of unaffiliated underlying funds and administrators. To provide reasonable assurance, we employ people, process and technology, and related protocols to protect computer hardware, networks, systems and applications and the data transmitted and stored therewith. These measures are intended to safeguard the reliability of our systems, as well as the security, availability, integrity, and confidentiality of our data assets. We also contract with vendors who we ensure have their own safeguards for our data.

Deliberate cyber-attacks include but are not limited to: gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate financial assets and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber-attacks can also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites to prevent access to computer networks. In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on our systems.

Cyber security incidents that could impact us and our Contract Owners, whether deliberate or unintentional, could arise not only during our own administration of the Contract, but also at entities operating the Contract’s underlying funds intermediaries, and third-party service providers. Cyber security failures originating with any of the entities involved with the servicing and administration of the Contract may cause significant disruptions in the business operations related to the Contract. Potential impacts of a cyber security incident include but are not limited to: financial losses under the Contract; your inability to conduct transactions under the Contract that may involve an underlying fund; an inability to calculate unit values under the Contract and/or the net asset value ("NAV") of an underlying fund; and disclosures of your confidential personal financial information.

4

In addition to direct impacts to you, cyber security incidents may have adverse impacts on us. For instance, such cyber security incidents may prompt regulatory inquiries and could result in regulatory proceedings that cause us to incur regulatory, legal and/or litigation costs and may cause reputational damage. Costs incurred by us may include expenses related to reimbursement, litigation and litigation settlements, and additional compliance costs. We may also incur considerable expenses when enhancing and upgrading computer systems and systems security to prevent or remediate a cyber security failure.

The rapid proliferation of technologies‑‑as well as the increased sophistication of organized crime, hackers, terrorists, hostile foreign governments, and others‑‑continue to pose new and significant cyber security threats. Although we, our service providers, and the underlying funds offered under the Contract have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective in avoiding losses affecting your Contract due to cyber-attacks or information security breaches, or that all risks that exist or may develop in the future have been completely anticipated and identified or can be protected against. Nor can we control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.
EXPERTS
The financial statements of Lincoln Benefit Life Company and the financial statements of the Lincoln Benefit Life Variable Annuity Account as of and for the year then ended December 31, 2018 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein. Such financial statements and financial statement schedules are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
The financial statements and financial statement schedules as of December 31, 2017 and for each of the two years in the period ended December 31, 2017 of Lincoln Benefit Life Company and the financial statements as of December 31, 2017 and for the period ended December 31, 2017 of the Lincoln Benefit Life Variable Annuity Account included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
FINANCIAL STATEMENTS
The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firms) appear in the pages that follow:

•	Financial statements and related financial statement schedules of Lincoln Benefit Life Company as of December 31, 2018 and 2017, and for each of the three years in the period ended December 31, 2018

•	The financial statements of the Lincoln Benefit Life Variable Annuity Account as of December 31, 2018 and for each of the two years in the period ended December 31, 2018.
The financial statements and schedules of Lincoln Benefit Life Company included herein should be considered only as bearing upon the ability of Lincoln Benefit Life Company to meet its obligations under the Contracts.

5

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
with MAV (& with/without SPB and with/without ABR)
Mortality & Expense = 1.45

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.48694	$14.07412	104,489
2010	$14.07412	$15.74425	103,711
2011	$15.74425	$15.40352	88,456
2012	$15.40352	$17.87736	81,631
2013	$17.87736	$23.72353	54,094
2014	$23.72353	$26.49634	47,231
2015	$26.49634	$27.62836	36,444
2016	$27.62836	$27.26130	31,792
2017	$27.26130	$35.09102	28,614
2018	$35.09102	$34.41797	25,688
Alger Large Cap Growth Portfolio - Class S
2009	$7.13272	$10.34012	217,489
2010	$10.34012	$11.49379	189,088
2011	$11.49379	$11.22969	139,411
2012	$11.22969	$12.09199	96,100
2013	$12.09199	$16.02072	67,839
2014	$16.02072	$17.43801	54,369
2015	$17.43801	$17.40000	41,192
2016	$17.40000	$16.92487	39,096
2017	$16.92487	$21.32223	30,595
2018	$21.32223	$21.35310	27,386
Alger Mid Cap Growth Portfolio - Class S
2009	$6.53919	$9.74127	382,540
2010	$9.74127	$11.40135	312,036
2011	$11.40135	$10.26065	265,823
2012	$10.26065	$11.68628	212,330
2013	$11.68628	$15.57840	166,426
2014	$15.57840	$16.49997	131,872
2015	$16.49997	$15.93652	104,319
2016	$15.93652	$15.76592	90,559
2017	$15.76592	$20.05268	70,198
2018	$20.05268	$18.20361	63,419
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.16995	$7.56257	69,529
2010	$7.56257	$8.15005	65,270
2011	$8.15005	$8.42139	57,030
2012	$8.42139	$9.65892	42,202
2013	$9.65892	$12.58738	36,017
2014	$12.58738	$13.84323	44,069
2015	$13.84323	$13.23781	28,986
2016	$13.23781	$14.72763	25,734
2017	$14.72763	$16.65174	23,610
2018	$16.65174	$14.93808	22,264

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.72176	$11.05620	174,938
2010	$11.05620	$12.40481	162,655
2011	$12.40481	$11.86903	131,291
2012	$11.86903	$13.11431	97,344
2013	$13.11431	$14.89154	74,318
2014	$14.89154	$15.47271	46,037
2015	$15.47271	$15.22370	40,466
2016	$15.22370	$15.41398	34,180
2017	$15.41398	$17.26186	30,361
2018	$17.26186	$16.03939	29,806
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$9.33179	$12.44566	860,886
2010	$12.44566	$14.32692	791,650
2011	$14.32692	$13.71259	685,524
2012	$13.71259	$15.67850	547,018
2013	$15.67850	$20.21338	419,146
2014	$20.21338	$22.21934	326,693
2015	$22.21934	$21.96581	244,603
2016	$21.96581	$23.29804	203,201
2017	$23.29804	$27.89056	151,549
2018	$27.89056	$25.63373	134,686
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.45332	$9.53060	838,502
2010	$9.53060	$10.78267	770,594
2011	$10.78267	$10.68539	663,554
2012	$10.68539	$12.31350	562,960
2013	$12.31350	$15.49616	416,246
2014	$15.49616	$16.54962	326,978
2015	$16.54962	$15.60252	264,517
2016	$15.60252	$18.08173	167,388
2017	$18.08173	$20.05489	139,455
2018	$20.05489	$18.05752	127,867
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.95719	219,004
2017	$9.95719	$9.86970	189,961
2018	$9.86970	$9.87679	171,454
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.83761	$10.72026	1,916,252
2010	$10.72026	$10.56180	1,575,490
2011	$10.56180	$10.39958	1,456,478
2012	$10.39958	$10.23897	1,250,130
2013	$10.23897	$10.08127	1,052,425
2014	$10.08127	$9.92601	785,582
2015	$9.92601	$9.77314	617,151
2016	$9.77314	$9.62340	471,540
2017	$9.62340	$9.51516	423,844
2018	$9.51516	$9.49818	356,371

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.90159	$8.69474	226,398
2010	$8.69474	$10.60268	196,977
2011	$10.60268	$10.43530	163,363
2012	$10.43530	$11.75281	121,700
2013	$11.75281	$15.73624	95,517
2014	$15.73624	$17.19851	82,906
2015	$17.19851	$18.10098	66,778
2016	$18.10098	$17.91919	47,768
2017	$17.91919	$23.78546	45,493
2018	$23.78546	$23.31445	42,160
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.98018	$9.92280	1,179,069
2010	$9.92280	$11.20802	1,056,165
2011	$11.20802	$11.23153	897,385
2012	$11.23153	$12.78545	718,378
2013	$12.78545	$16.60387	526,001
2014	$16.60387	$18.51872	391,701
2015	$18.51872	$18.42904	324,647
2016	$18.42904	$20.24562	251,370
2017	$20.24562	$24.20047	212,194
2018	$24.20047	$22.69717	186,216
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$10.21297	$11.61008	1,239,977
2010	$11.61008	$12.29289	1,143,680
2011	$12.29289	$12.95434	962,082
2012	$12.95434	$13.46774	788,124
2013	$13.46774	$12.98481	587,576
2014	$12.98481	$13.50172	410,110
2015	$13.50172	$13.17949	333,031
2016	$13.17949	$13.55681	252,079
2017	$13.55681	$13.88048	223,839
2018	$13.88048	$13.55715	192,692
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$9.40583	$11.68804	807,903
2010	$11.68804	$12.98328	685,772
2011	$12.98328	$10.56586	691,059
2012	$10.56586	$12.52145	571,559
2013	$12.52145	$16.04623	450,554
2014	$16.04623	$14.48678	370,578
2015	$14.48678	$14.73238	283,468
2016	$14.73238	$13.74049	232,454
2017	$13.74049	$17.58550	178,644
2018	$17.58550	$14.70534	164,421
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.72610	103,904
2016	$8.72610	$9.75368	82,108
2017	$9.75368	$10.66623	65,004
2018	$10.66623	$9.40214	54,881

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$9.15677	$11.47537	103,531
2010	$11.47537	$12.56392	89,854
2011	$12.56392	$11.55782	85,709
2012	$11.55782	$11.88244	72,991
2013	$11.88244	$13.74057	58,754
2014	$13.74057	$13.90567	30,656
2015	$13.90567	$13.86264	24,479
2016	$13.86264	$13.73778	22,813
2017	$13.73778	$15.53486	18,724
2018	$15.53486	$13.31500	17,565
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$9.60958	70,498
2013	$9.60958	$13.22564	48,636
2014	$13.22564	$14.08426	36,426
2015	$14.08426	$14.52461	19,992
2016	$14.52461	$14.58851	17,356
2017	$14.58851	$18.24557	15,668
2018	$18.24557	$17.26310	14,219
Invesco V.I. Core Equity Fund - Series II
2009	$7.85685	$9.89953	241,788
2010	$9.89953	$10.64759	206,986
2011	$10.64759	$10.45211	176,338
2012	$10.45211	$11.69053	158,457
2013	$11.69053	$14.83971	130,436
2014	$14.83971	$15.75604	88,838
2015	$15.75604	$14.58067	76,543
2016	$14.58067	$15.79358	52,222
2017	$15.79358	$17.55230	43,469
2018	$17.55230	$15.61869	40,846
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$12.02025	316,576
2012	$12.02025	$12.09603	290,657
2013	$12.09603	$11.56864	202,678
2014	$11.56864	$11.83138	183,808
2015	$11.83138	$11.65510	157,885
2016	$11.65510	$11.58992	107,434
2017	$11.58992	$11.60742	89,317
2018	$11.60742	$11.46064	64,462
Invesco V.I. Growth and Income Fund - Series II
2009	$9.19054	$11.22951	788,311
2010	$11.22951	$12.40344	688,083
2011	$12.40344	$11.93539	595,214
2012	$11.93539	$13.43584	476,292
2013	$13.43584	$17.69436	331,949
2014	$17.69436	$19.15606	246,664
2015	$19.15606	$18.23432	194,119
2016	$18.23432	$21.44059	134,084
2017	$21.44059	$24.07299	107,305
2018	$24.07299	$20.47762	95,861

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.56064	$12.22255	365,382
2010	$12.22255	$13.69118	354,072
2011	$13.69118	$12.60266	317,651
2012	$12.60266	$13.72438	237,613
2013	$13.72438	$17.35773	169,959
2014	$17.35773	$17.80121	134,490
2015	$17.80121	$16.77508	98,531
2016	$16.77508	$18.68970	68,741
2017	$18.68970	$21.09777	59,274
2018	$21.09777	$18.36051	51,628
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.59449	$11.69172	81,540
2010	$11.69172	$14.65006	83,826
2011	$14.65006	$13.07330	74,716
2012	$13.07330	$14.36659	43,857
2013	$14.36659	$19.32119	29,770
2014	$19.32119	$20.48481	25,435
2015	$20.48481	$20.37739	14,736
2016	$20.37739	$20.17722	11,195
2017	$20.17722	$24.26469	9,374
2018	$24.26469	$22.48419	7,731
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.84871	$8.50690	343,201
2010	$8.50690	$8.95676	319,363
2011	$8.95676	$8.51881	281,990
2012	$8.51881	$9.86713	201,378
2013	$9.86713	$12.94630	126,948
2014	$12.94630	$13.55954	84,104
2015	$13.55954	$11.92690	57,888
2016	$11.92690	$13.84703	49,274
2017	$13.84703	$15.98228	43,420
2018	$15.98228	$12.68939	40,796
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.96387	$13.55534	378,329
2010	$13.55534	$14.42892	330,052
2011	$14.42892	$14.39824	275,246
2012	$14.39824	$16.07041	226,957
2013	$16.07041	$18.95445	172,344
2014	$18.95445	$20.19801	136,802
2015	$20.19801	$19.96657	113,049
2016	$19.96657	$20.50786	82,061
2017	$20.50786	$23.85328	68,919
2018	$23.85328	$23.58376	52,256
Janus Henderson Forty Portfolio - Service Shares
2009	$10.06928	$14.47487	199,558
2010	$14.47487	$15.17398	172,341
2011	$15.17398	$13.90220	146,080
2012	$13.90220	$16.95160	118,380
2013	$16.95160	$21.84351	70,817
2014	$21.84351	$23.32594	50,625
2015	$23.32594	$25.70574	36,778
2016	$25.70574	$25.80000	33,393
2017	$25.80000	$33.02174	30,767
2018	$33.02174	$33.06710	27,798

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$10.36631	$13.56534	498,879
2010	$13.56534	$15.40713	458,370
2011	$15.40713	$14.71647	389,734
2012	$14.71647	$16.05134	290,229
2013	$16.05134	$19.88115	234,824
2014	$19.88115	$21.22479	182,034
2015	$21.22479	$20.12469	117,497
2016	$20.12469	$23.53130	90,440
2017	$23.53130	$26.32656	77,203
2018	$26.32656	$22.33531	64,931
Janus Henderson Overseas Portfolio - Service Shares
2009	$7.00340	$12.34679	149,089
2010	$12.34679	$15.19664	152,251
2011	$15.19664	$10.12310	158,712
2012	$10.12310	$11.27939	100,717
2013	$11.27939	$12.69050	73,848
2014	$12.69050	$10.98181	55,277
2015	$10.98181	$9.85963	38,605
2016	$9.85963	$9.05610	26,653
2017	$9.05610	$11.66311	22,149
2018	$11.66311	$9.74379	22,082
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$18.11211	109,954
2016	$18.11211	$18.87389	85,853
2017	$18.87389	$23.80475	60,581
2018	$23.80475	$23.56961	46,718
MFS® Investors Trust Series - Service Class
2009	$8.97828	$11.18660	85,026
2010	$11.18660	$12.21155	69,448
2011	$12.21155	$11.73196	62,992
2012	$11.73196	$13.72482	52,324
2013	$13.72482	$17.80069	35,957
2014	$17.80069	$19.40184	26,032
2015	$19.40184	$19.09220	22,464
2016	$19.09220	$20.36014	10,143
2017	$20.36014	$24.66236	9,655
2018	$24.66236	$22.89313	7,098
MFS® New Discovery Series - Service Class
2009	$6.83983	$10.97087	134,171
2010	$10.97087	$14.68288	134,012
2011	$14.68288	$12.93870	122,440
2012	$12.93870	$15.39961	83,911
2013	$15.39961	$21.41021	77,443
2014	$21.41021	$19.49859	51,836
2015	$19.49859	$18.78444	37,627
2016	$18.78444	$20.12132	27,979
2017	$20.12132	$25.02762	25,349
2018	$25.02762	$24.21536	18,742

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$9.34906	$10.83554	575,285
2010	$10.83554	$11.69528	513,670
2011	$11.69528	$11.69690	443,345
2012	$11.69690	$12.77425	341,459
2013	$12.77425	$14.93289	288,713
2014	$14.93289	$15.91230	185,627
2015	$15.91230	$15.57488	132,833
2016	$15.57488	$16.68590	102,723
2017	$16.68590	$18.40408	93,787
2018	$18.40408	$17.05419	77,941
MFS® Value Series - Service Class
2009	$9.72843	$11.72794	183,765
2010	$11.72794	$12.84135	196,581
2011	$12.84135	$12.58374	179,027
2012	$12.58374	$14.35580	109,358
2013	$14.35580	$19.16430	83,721
2014	$19.16430	$20.79217	58,443
2015	$20.79217	$20.27870	42,888
2016	$20.27870	$22.71566	30,218
2017	$22.71566	$26.24530	21,224
2018	$26.24530	$23.16130	15,729
MFS® VIT II High Yield - Service Class
2013	$10.00000	$15.75910	158,197
2014	$15.75910	$15.90794	118,084
2015	$15.90794	$14.96882	82,244
2016	$14.96882	$16.74843	64,450
2017	$16.74843	$17.53052	58,216
2018	$17.53052	$16.69883	41,603
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.19261	$11.69418	91,860
2010	$11.69418	$14.11630	75,917
2011	$14.11630	$13.47535	61,271
2012	$13.47535	$15.13029	43,733
2013	$15.13029	$22.00475	33,018
2014	$22.00475	$22.98276	21,144
2015	$22.98276	$25.33454	14,770
2016	$25.33454	$24.46347	12,233
2017	$24.46347	$34.40025	11,941
2018	$34.40025	$36.33668	11,070
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.92636	$12.55692	582,988
2010	$12.55692	$16.01280	449,938
2011	$16.01280	$16.65773	391,905
2012	$16.65773	$18.96073	306,501
2013	$18.96073	$18.99387	248,646
2014	$18.99387	$24.20230	174,211
2015	$24.20230	$24.28522	145,647
2016	$24.28522	$25.47545	121,797
2017	$25.47545	$25.80209	111,494
2018	$25.80209	$23.37658	104,370

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$6.17793	$8.04435	77,979
2010	$8.04435	$10.07092	77,409
2011	$10.07092	$9.99803	78,447
2012	$9.99803	$11.43377	69,630
2013	$11.43377	$15.26681	60,472
2014	$15.26681	$15.86050	46,296
2015	$15.86050	$16.60582	30,187
2016	$16.60582	$16.68907	24,494
2017	$16.68907	$21.10713	17,964
2018	$21.10713	$19.46894	15,115
Oppenheimer Global Fund/VA - Service Shares
2009	$9.04992	$12.41599	321,152
2010	$12.41599	$14.14319	280,674
2011	$14.14319	$12.73701	253,922
2012	$12.73701	$15.16621	203,828
2013	$15.16621	$18.96132	154,977
2014	$18.96132	$19.05122	112,800
2015	$19.05122	$19.44471	80,895
2016	$19.44471	$19.11407	69,541
2017	$19.11407	$25.65442	58,450
2018	$25.65442	$21.87291	51,507
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$8.16549	$11.00389	576,312
2010	$11.00389	$13.33126	470,789
2011	$13.33126	$12.81228	400,433
2012	$12.81228	$14.84203	329,397
2013	$14.84203	$20.54801	262,728
2014	$20.54801	$22.58719	196,508
2015	$22.58719	$20.88199	147,834
2016	$20.88199	$24.19248	112,995
2017	$24.19248	$27.13264	94,627
2018	$27.13264	$23.89577	78,695
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.58205	$12.04653	415,232
2010	$12.04653	$12.86789	419,495
2011	$12.86789	$13.52604	346,787
2012	$13.52604	$14.76040	306,129
2013	$14.76040	$14.60450	250,415
2014	$14.60450	$15.98268	189,665
2015	$15.98268	$15.78090	140,091
2016	$15.78090	$16.54314	119,587
2017	$16.54314	$16.73796	105,521
2018	$16.73796	$16.82726	80,334
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.50996	$12.25039	983,651
2010	$12.25039	$13.03878	897,156
2011	$13.03878	$14.33584	786,960
2012	$14.33584	$15.34870	687,658
2013	$15.34870	$13.71787	465,157
2014	$13.71787	$13.92275	343,298
2015	$13.92275	$13.33617	251,384
2016	$13.33617	$13.81212	207,158
2017	$13.81212	$14.09589	171,524
2018	$14.09589	$13.57031	146,153

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.69531	$13.13437	1,507,227
2010	$13.13437	$13.98040	1,377,334
2011	$13.98040	$14.26125	1,279,562
2012	$14.26125	$15.38624	1,062,330
2013	$15.38624	$14.85064	772,482
2014	$14.85064	$15.24594	494,725
2015	$15.24594	$15.07697	371,146
2016	$15.07697	$15.24124	284,934
2017	$15.24124	$15.74364	246,165
2018	$15.74364	$15.41641	201,194
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.32853	$10.23022	850,454
2010	$10.23022	$11.68330	736,797
2011	$11.68330	$11.65919	644,527
2012	$11.65919	$13.53330	548,267
2013	$13.53330	$18.76650	405,540
2014	$18.76650	$20.10906	305,885
2015	$20.10906	$21.93503	210,587
2016	$21.93503	$21.71183	174,278
2017	$21.71183	$29.03566	122,087
2018	$29.03566	$29.05583	100,174
T. Rowe Price Equity Income Portfolio - II
2009	$8.41333	$10.37445	1,377,891
2010	$10.37445	$11.71948	1,195,528
2011	$11.71948	$11.42056	1,031,213
2012	$11.42056	$13.14580	823,514
2013	$13.14580	$16.74789	595,171
2014	$16.74789	$17.65949	458,609
2015	$17.65949	$16.15040	368,424
2016	$16.15040	$18.89883	293,481
2017	$18.89883	$21.53427	242,738
2018	$21.53427	$19.14458	212,714
VanEck VIP Emerging Markets Fund - Initial Class
2009	$10.12994	$21.26038	178,220
2010	$21.26038	$26.54919	152,306
2011	$26.54919	$19.41067	116,500
2012	$19.41067	$24.80530	83,350
2013	$24.80530	$27.35631	66,803
2014	$27.35631	$26.82048	43,893
2015	$26.82048	$22.70993	30,817
2016	$22.70993	$22.38184	27,072
2017	$22.38184	$33.28318	22,304
2018	$33.28318	$25.07005	18,862
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$17.26898	$26.78298	172,839
2010	$26.78298	$34.07709	146,787
2011	$34.07709	$28.03047	117,868
2012	$28.03047	$28.52934	92,607
2013	$28.52934	$31.04583	66,782
2014	$31.04583	$24.72525	46,420
2015	$24.72525	$16.19994	33,795
2016	$16.19994	$22.92113	29,967
2017	$22.92113	$22.18431	25,455
2018	$22.18431	$15.66363	22,305

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$8.02324	$12.23154	724,610
2010	$12.23154	$13.81166	624,088
2011	$13.81166	$13.77092	547,554
2012	$13.77092	$16.00749	441,801
2013	$16.00749	$16.71397	360,164
2014	$16.71397	$16.20651	273,843
2015	$16.20651	$14.98545	212,545
2016	$14.98545	$17.01964	162,268
2017	$17.01964	$18.16918	134,265
2018	$18.16918	$17.14197	115,984
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
with EEDB 0-70 (& with/without SPB and with/without ABR)
Mortality & Expense = 1.50

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.46332	$14.03194	2,534
2010	$14.03194	$15.68912	2,222
2011	$15.68912	$15.34179	3,606
2012	$15.34179	$17.79664	2,905
2013	$17.79664	$23.60445	164
2014	$23.60445	$26.34995	163
2015	$26.34995	$27.46176	163
2016	$27.46176	$27.08319	162
2017	$27.08319	$34.84429	162
2018	$34.84429	$34.15873	161
Alger Large Cap Growth Portfolio - Class S
2009	$7.11494	$10.30912	2,735
2010	$10.30912	$11.45352	1,403
2011	$11.45352	$11.18469	1,349
2012	$11.18469	$12.03741	711
2013	$12.03741	$15.94030	677
2014	$15.94030	$17.34168	687
2015	$17.34168	$17.29507	697
2016	$17.29507	$16.81430	707
2017	$16.81430	$21.17232	622
2018	$21.17232	$21.19228	629
Alger Mid Cap Growth Portfolio - Class S
2009	$6.52288	$9.71204	5,339
2010	$9.71204	$11.36138	3,617
2011	$11.36138	$10.21949	3,019
2012	$10.21949	$11.63347	1,387
2013	$11.63347	$15.50013	482
2014	$15.50013	$16.40873	387
2015	$16.40873	$15.84034	370
2016	$15.84034	$15.66283	390
2017	$15.66283	$19.91158	359
2018	$19.91158	$18.06641	343
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.16468	$7.55228	6,520
2010	$7.55228	$8.13484	2,348
2011	$8.13484	$8.40141	1,166
2012	$8.40141	$9.63109	3,331
2013	$9.63109	$12.54476	662
2014	$12.54476	$13.78936	771
2015	$13.78936	$13.17959	784
2016	$13.17959	$14.65544	797
2017	$14.65544	$16.56180	809
2018	$16.56180	$14.84991	820

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.70001	$11.02302	5,244
2010	$11.02302	$12.36131	5,296
2011	$12.36131	$11.82142	3,146
2012	$11.82142	$13.05505	370
2013	$13.05505	$14.81673	143
2014	$14.81673	$15.38715	202
2015	$15.38715	$15.13183	193
2016	$15.13183	$15.31320	193
2017	$15.31320	$17.14041	188
2018	$17.14041	$15.91852	180
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$9.30852	$12.40834	3,200
2010	$12.40834	$14.27669	4,640
2011	$14.27669	$13.65760	6,324
2012	$13.65760	$15.60769	4,824
2013	$15.60769	$20.11186	741
2014	$20.11186	$22.09653	543
2015	$22.09653	$21.83331	383
2016	$21.83331	$23.14576	311
2017	$23.14576	$27.69438	211
2018	$27.69438	$25.44061	202
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.43474	$9.50201	3,038
2010	$9.50201	$10.74485	2,994
2011	$10.74485	$10.64252	2,702
2012	$10.64252	$12.25786	4,543
2013	$12.25786	$15.41831	1,858
2014	$15.41831	$16.45812	1,642
2015	$16.45812	$15.50838	1,418
2016	$15.50838	$17.96353	1,084
2017	$17.96353	$19.91380	900
2018	$19.91380	$17.92144	954
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.95554	1,056
2017	$9.95554	$9.86311	1,090
2018	$9.86311	$9.86522	1,073
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.81060	$10.68811	14,104
2010	$10.68811	$10.52478	13,961
2011	$10.52478	$10.35788	18,736
2012	$10.35788	$10.19273	11,972
2013	$10.19273	$10.03065	6,333
2014	$10.03065	$9.87114	3,502
2015	$9.87114	$9.71418	3,171
2016	$9.71418	$9.56049	1,566
2017	$9.56049	$9.44823	1,573
2018	$9.44823	$9.42661	1,329

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.88437	$8.66864	9,810
2010	$8.66864	$10.56549	8,102
2011	$10.56549	$10.39341	6,222
2012	$10.39341	$11.69967	5,282
2013	$11.69967	$15.65714	1,433
2014	$15.65714	$17.10336	628
2015	$17.10336	$17.99170	427
2016	$17.99170	$17.80198	252
2017	$17.80198	$23.61806	133
2018	$23.61806	$23.13869	128
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.96029	$9.89306	29,134
2010	$9.89306	$11.16875	28,383
2011	$11.16875	$11.18651	24,513
2012	$11.18651	$12.72772	18,781
2013	$12.72772	$16.52050	10,050
2014	$16.52050	$18.41638	5,126
2015	$18.41638	$18.31789	4,479
2016	$18.31789	$20.11332	1,524
2017	$20.11332	$24.03028	1,354
2018	$24.03028	$22.52618	1,287
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$10.18755	$11.57530	4,637
2010	$11.57530	$12.24984	4,395
2011	$12.24984	$12.90243	6,556
2012	$12.90243	$13.40693	4,977
2013	$13.40693	$12.91962	1,396
2014	$12.91962	$13.42711	1,460
2015	$13.42711	$13.10002	1,378
2016	$13.10002	$13.46824	1,329
2017	$13.46824	$13.78288	1,342
2018	$13.78288	$13.45504	1,321
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$9.38239	$11.65299	6,384
2010	$11.65299	$12.93779	6,076
2011	$12.93779	$10.52350	2,755
2012	$10.52350	$12.46489	1,710
2013	$12.46489	$15.96565	1,697
2014	$15.96565	$14.40671	1,463
2015	$14.40671	$14.64351	912
2016	$14.64351	$13.65069	426
2017	$13.65069	$17.46182	355
2018	$17.46182	$14.59455	377
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.72314	1,021
2016	$8.72314	$9.74543	338
2017	$9.74543	$10.65188	349
2018	$10.65188	$9.38476	366

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$9.13397	$11.44098	0
2010	$11.44098	$12.51991	0
2011	$12.51991	$11.51149	0
2012	$11.51149	$11.82878	0
2013	$11.82878	$13.67159	0
2014	$13.67159	$13.82883	0
2015	$13.82883	$13.77904	0
2016	$13.77904	$13.64801	0
2017	$13.64801	$15.42560	0
2018	$15.42560	$13.21470	0
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$9.56622	248
2013	$9.56622	$13.15927	252
2014	$13.15927	$14.00646	256
2015	$14.00646	$14.43703	259
2016	$14.43703	$14.49320	240
2017	$14.49320	$18.11728	243
2018	$18.11728	$17.13308	245
Invesco V.I. Core Equity Fund - Series II
2009	$7.84617	$9.88105	315
2010	$9.88105	$10.62233	371
2011	$10.62233	$10.42203	417
2012	$10.42203	$11.65095	460
2013	$11.65095	$14.78196	247
2014	$14.78196	$15.68675	102
2015	$15.68675	$14.50916	138
2016	$14.50916	$15.70819	37
2017	$15.70819	$17.44865	66
2018	$17.44865	$15.51863	0
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.97210	1,024
2012	$11.97210	$12.04143	454
2013	$12.04143	$11.51056	475
2014	$11.51056	$11.76600	572
2015	$11.76600	$11.58482	579
2016	$11.58482	$11.51419	557
2017	$11.51419	$11.52580	582
2018	$11.52580	$11.37433	582
Invesco V.I. Growth and Income Fund - Series II
2009	$9.16764	$11.19583	8,969
2010	$11.19583	$12.35995	9,239
2011	$12.35995	$11.88751	6,319
2012	$11.88751	$13.37513	1,566
2013	$13.37513	$17.60547	1,541
2014	$17.60547	$19.05014	1,090
2015	$19.05014	$18.12428	845
2016	$18.12428	$21.30042	509
2017	$21.30042	$23.90363	513
2018	$23.90363	$20.32330	536

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.53684	$12.18591	926
2010	$12.18591	$13.64323	332
2011	$13.64323	$12.55215	167
2012	$12.55215	$13.66243	80
2013	$13.66243	$17.27060	70
2014	$17.27060	$17.70287	99
2015	$17.70287	$16.67394	100
2016	$16.67394	$18.56760	83
2017	$18.56760	$20.94944	83
2018	$20.94944	$18.22223	85
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.57556	$11.65667	499
2010	$11.65667	$14.59872	449
2011	$14.59872	$13.02089	444
2012	$13.02089	$14.30171	467
2013	$14.30171	$19.22417	471
2014	$19.22417	$20.37160	467
2015	$20.37160	$20.25447	457
2016	$20.25447	$20.04534	468
2017	$20.04534	$24.09403	477
2018	$24.09403	$22.31478	477
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.83411	$8.48135	3,599
2010	$8.48135	$8.92533	3,534
2011	$8.92533	$8.48461	3,508
2012	$8.48461	$9.82250	1,648
2013	$9.82250	$12.88122	1,389
2014	$12.88122	$13.48453	1,466
2015	$13.48453	$11.85489	1,497
2016	$11.85489	$13.75644	1,368
2017	$13.75644	$15.86977	1,369
2018	$15.86977	$12.59370	1,377
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.93656	$13.51473	1,146
2010	$13.51473	$14.37838	1,367
2011	$14.37838	$14.34053	1,304
2012	$14.34053	$15.99784	1,179
2013	$15.99784	$18.85928	922
2014	$18.85928	$20.08639	793
2015	$20.08639	$19.84615	518
2016	$19.84615	$20.37386	358
2017	$20.37386	$23.68555	352
2018	$23.68555	$23.40613	289
Janus Henderson Forty Portfolio - Service Shares
2009	$10.04420	$14.43147	2,765
2010	$14.43147	$15.12080	2,484
2011	$15.12080	$13.84646	546
2012	$13.84646	$16.87505	555
2013	$16.87505	$21.73385	43
2014	$21.73385	$23.19705	42
2015	$23.19705	$25.55073	42
2016	$25.55073	$25.63143	41
2017	$25.63143	$32.78957	41
2018	$32.78957	$32.81807	40

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$10.34047	$13.52464	4,396
2010	$13.52464	$15.35311	4,114
2011	$15.35311	$14.65744	2,631
2012	$14.65744	$15.97883	1,735
2013	$15.97883	$19.78129	1,695
2014	$19.78129	$21.10745	871
2015	$21.10745	$20.00327	370
2016	$20.00327	$23.37749	259
2017	$23.37749	$26.14138	261
2018	$26.14138	$22.16702	263
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.98594	$12.30976	6,429
2010	$12.30976	$15.14338	5,295
2011	$15.14338	$10.08249	715
2012	$10.08249	$11.22842	885
2013	$11.22842	$12.62675	912
2014	$12.62675	$10.92110	944
2015	$10.92110	$9.80015	1,068
2016	$9.80015	$8.99690	1,175
2017	$8.99690	$11.58108	1,125
2018	$11.58108	$9.67038	1,142
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$18.00280	1,741
2016	$18.00280	$18.75046	234
2017	$18.75046	$23.63723	208
2018	$23.63723	$23.39195	196
MFS® Investors Trust Series - Service Class
2009	$8.95591	$11.15305	13,385
2010	$11.15305	$12.16876	13,469
2011	$12.16876	$11.68493	13,072
2012	$11.68493	$13.66285	12,676
2013	$13.66285	$17.71133	6,784
2014	$17.71133	$19.29462	2,347
2015	$19.29462	$18.97704	2,247
2016	$18.97704	$20.22708	0
2017	$20.22708	$24.48892	0
2018	$24.48892	$22.72068	0
MFS® New Discovery Series - Service Class
2009	$6.82278	$10.93797	2,109
2010	$10.93797	$14.63142	2,791
2011	$14.63142	$12.88681	600
2012	$12.88681	$15.33005	510
2013	$15.33005	$21.30268	519
2014	$21.30268	$19.39080	528
2015	$19.39080	$18.67111	537
2016	$18.67111	$19.98980	547
2017	$19.98980	$24.85158	555
2018	$24.85158	$24.03290	562

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$9.32577	$10.80305	4825
2010	$10.80305	$11.65430	4780
2011	$11.65430	$11.65001	4450
2012	$11.65001	$12.71656	3205
2013	$12.71656	$14.85791	3125
2014	$14.85791	$15.82435	1323
2015	$15.82435	$15.48093	1277
2016	$15.48093	$16.57684	62
2017	$16.57684	$18.27464	69
2018	$18.27464	$16.92571	76
MFS® Value Series - Service Class
2009	$9.70419	$11.69279	8141
2010	$11.69279	$12.79635	7216
2011	$12.79635	$12.53330	6958
2012	$12.53330	$14.29099	6091
2013	$14.29099	$19.06810	3260
2014	$19.06810	$20.67729	1138
2015	$20.67729	$20.15641	1089
2016	20	23	0
2017	$22.56725	$26.06076	0
2018	$26.06076	$22.98685	0
MFS® VIT II High Yield - Service Class
2013	$10.00000	$15.67999	824
2014	$15.67999	$15.82004	892
2015	$15.82004	$14.87854	774
2016	$14.87854	$16.63899	666
2017	$16.63899	$17.40722	662
2018	$17.40722	$16.57303	645
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.17467	$11.65910	527
2010	$11.65910	$14.06681	500
2011	$14.06681	$13.42131	423
2012	$13.42131	$15.06194	426
2013	$15.06194	$21.89423	442
2014	$21.89423	$22.85571	399
2015	$22.85571	$25.18169	363
2016	$25.18169	$24.30357	347
2017	$24.30357	$34.15829	312
2018	$34.15829	$36.06292	270
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.90161	$12.51924	20591
2010	$12.51924	$15.95666	18386
2011	$15.95666	$16.59092	12038
2012	$16.59092	$18.87508	13352
2013	$18.87508	$18.89846	5811
2014	$18.89846	$24.06852	1993
2015	$24.06852	$24.13872	1845
2016	$24.13872	$25.30894	64
2017	$25.30894	$25.62061	19
2018	$25.62061	$23.20046	15

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$6.16640	$8.02525	0
2010	$8.02525	$10.04192	0
2011	$10.04192	$9.96420	0
2012	$9.96420	$11.38928	0
2013	$11.38928	$15.19969	0
2014	$15.19969	$15.78274	0
2015	$15.78274	$16.51602	0
2016	$16.51602	$16.59041	0
2017	$16.59041	$20.97185	0
2018	$20.97185	$19.33441	0
Oppenheimer Global Fund/VA - Service Shares
2009	$9.02737	$12.37877	4783
2010	$12.37877	$14.09363	3646
2011	$14.09363	$12.68594	2263
2012	$12.68594	$15.09772	521
2013	$15.09772	$18.86611	349
2014	$18.86611	$18.94593	263
2015	$18.94593	$19.32743	171
2016	$19.32743	$18.98916	123
2017	$18.98916	$25.47402	67
2018	$25.47402	$21.70814	66
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$8.14513	$10.97088	8844
2010	$10.97088	$13.28451	6130
2011	$13.28451	$12.76087	3889
2012	$12.76087	$14.77495	2318
2013	$14.77495	$20.44478	1860
2014	$20.44478	$22.46231	1001
2015	$22.46231	$20.75598	795
2016	$20.75598	$24.03432	533
2017	$24.03432	$26.94175	512
2018	$26.94175	$23.71569	515
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.55569	$12.01042	9057
2010	$12.01042	$12.82281	8626
2011	$12.82281	$13.47183	5774
2012	$13.47183	$14.69376	3860
2013	$14.69376	$14.53118	556
2014	$14.53118	$15.89436	556
2015	$15.89436	$15.68573	550
2016	$15.68573	$16.43505	422
2017	$16.43505	$16.62026	449
2018	$16.62026	$16.70051	442
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.48380	$12.21373	6038
2010	$12.21373	$12.99314	8816
2011	$12.99314	$14.27843	7585
2012	$14.27843	$15.27947	4240
2013	$15.27947	$13.64905	2472
2014	$13.64905	$13.84588	2305
2015	$13.84588	$13.25579	2099
2016	$13.25579	$13.72192	1865
2017	$13.72192	$13.99680	1703
2018	$13.99680	$13.46812	1470

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.66617	$13.09500	9397
2010	$13.09500	$13.93142	11881
2011	$13.93142	$14.20409	9287
2012	$14.20409	$15.31677	1656
2013	$15.31677	$14.77609	1363
2014	$14.77609	$15.16171	1346
2015	$15.16171	$14.98605	1187
2016	$14.98605	$15.14166	979
2017	$15.14166	$15.63293	1090
2018	$15.63293	$15.30028	1110
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.31027	$10.19954	4010
2010	$10.19954	$11.64237	4241
2011	$11.64237	$11.61244	3964
2012	$11.61244	$13.47218	4689
2013	$13.47218	$18.67226	2779
2014	$18.67226	$19.99792	2691
2015	$19.99792	$21.80272	2207
2016	$21.80272	$21.56993	1770
2017	$21.56993	$28.83144	1711
2018	$28.83144	$28.83692	1657
T. Rowe Price Equity Income Portfolio - II
2009	$8.39235	$10.34334	6071
2010	$10.34334	$11.67841	5118
2011	$11.67841	$11.37477	4944
2012	$11.37477	$13.08643	5519
2013	$13.08643	$16.66379	2825
2014	$16.66379	$17.56190	2682
2015	$17.56190	$16.05299	2312
2016	$16.05299	$18.77533	1541
2017	$18.77533	$21.38282	1565
2018	$21.38282	$19.00037	1524
VanEck VIP Emerging Markets Fund - Initial Class
2009	$10.10469	$21.19665	8608
2010	$21.19665	$26.45617	7532
2011	$26.45617	$19.33284	2854
2012	$19.33284	$24.69326	2871
2013	$24.69326	$27.21892	242
2014	$27.21892	$26.67223	245
2015	$26.67223	$22.57291	248
2016	$22.57291	$22.23554	252
2017	$22.23554	$33.04908	255
2018	$33.04908	$24.88114	257
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$17.22597	$26.70268	5075
2010	$26.70268	$33.95769	4558
2011	$33.95769	$27.91807	3001
2012	$27.91807	$28.40046	2516
2013	$28.40046	$30.88988	67
2014	$30.88988	$24.58852	66
2015	$24.58852	$16.10214	66
2016	$16.10214	$22.77123	66
2017	$22.77123	$22.02818	66
2018	$22.02818	$15.54554	65

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$8.00325	$12.19489	9,986
2010	$12.19489	$13.76328	6,058
2011	$13.76328	$13.71574	2,638
2012	$13.71574	$15.93523	1,449
2013	$15.93523	$16.63009	1,163
2014	$16.63009	$16.11699	1,150
2015	$16.11699	$14.89509	992
2016	$14.89509	$16.90846	769
2017	$16.90846	$18.04145	660
2018	$18.04145	$17.01287	668
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
with EBP (Annual Increase) (& with/without SPB and with/without ABR)
Mortality & Expense = 1.55

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.43971	$13.98984	8707
2010	$13.98984	$15.63409	10888
2011	$15.63409	$15.28023	6658
2012	$15.28023	$17.71620	5031
2013	$17.71620	$23.48583	2324
2014	$23.48583	$26.20421	859
2015	$26.20421	$27.29599	948
2016	$27.29599	$26.90606	868
2017	$26.90606	$34.59905	848
2018	$34.59905	$33.90122	562
Alger Large Cap Growth Portfolio - Class S
2009	$7.09718	$10.27816	7458
2010	$10.27816	$11.41332	7203
2011	$11.41332	$11.13977	5355
2012	$11.13977	$11.98295	4400
2013	$11.98295	$15.86012	2371
2014	$15.86012	$17.24567	1636
2015	$17.24567	$17.19059	1076
2016	$17.19059	$16.70424	490
2017	$16.70424	$21.02319	368
2018	$21.02319	$21.03240	344
Alger Mid Cap Growth Portfolio - Class S
2009	$6.50661	$9.68290	31390
2010	$9.68290	$11.32154	27433
2011	$11.32154	$10.17849	21605
2012	$10.17849	$11.58089	18409
2013	$11.58089	$15.42223	14431
2014	$15.42223	$16.31796	10446
2015	$16.31796	$15.74471	9234
2016	$15.74471	$15.56038	8386
2017	$15.56038	$19.77143	1130
2018	$19.77143	$17.93019	820
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.15942	$7.54198	6887
2010	$7.54198	$8.11962	3634
2011	$8.11962	$8.38145	773
2012	$8.38145	$9.60333	508
2013	$9.60333	$12.50224	4769
2014	$12.50224	$13.73564	5041
2015	$13.73564	$13.12157	896
2016	$13.12157	$14.58353	855
2017	$14.58353	$16.47228	788
2018	$16.47228	$14.76219	753

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.67833	$10.98999	18934
2010	$10.98999	$12.31801	17526
2011	$12.31801	$11.77404	16362
2012	$11.77404	$12.99610	7875
2013	$12.99610	$14.74232	7641
2014	$14.74232	$15.30210	7353
2015	$15.30210	$15.04054	6713
2016	$15.04054	$15.21311	3429
2017	$15.21311	$17.01983	3299
2018	$17.01983	$15.79857	2637
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$9.28533	$12.37112	53073
2010	$12.37112	$14.22666	48319
2011	$14.22666	$13.60282	42718
2012	$13.60282	$15.53717	31673
2013	$15.53717	$20.01083	27300
2014	$20.01083	$21.97435	21176
2015	$21.97435	$21.70155	18719
2016	$21.70155	$22.99441	17078
2017	$22.99441	$27.49951	9119
2018	$27.49951	$25.24885	8111
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.41619	$9.47349	26085
2010	$9.47349	$10.70718	22621
2011	$10.70718	$10.59983	16014
2012	$10.59983	$12.20247	11194
2013	$12.20247	$15.34085	9077
2014	$15.34085	$16.36711	5764
2015	$16.36711	$15.41478	4740
2016	$15.41478	$17.84607	4546
2017	$17.84607	$19.77368	4314
2018	$19.77368	$17.78636	4262
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.95388	9910
2017	$9.95388	$9.85654	9857
2018	$9.85654	$9.85368	8950
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.78363	$10.65603	72336
2010	$10.65603	$10.48786	50233
2011	$10.48786	$10.31631	36764
2012	$10.31631	$10.14665	36780
2013	$10.14665	$9.98023	28910
2014	$9.98023	$9.81654	23105
2015	$9.81654	$9.65553	17799
2016	$9.65553	$9.49796	16607
2017	$9.49796	$9.38172	17359
2018	$9.38172	$9.35553	11427

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.86720	$8.64263	10071
2010	$8.64263	$10.52845	9925
2011	$10.52845	$10.35174	6377
2012	$10.35174	$11.64684	5167
2013	$11.64684	$15.57853	5198
2014	$15.57853	$17.00884	4230
2015	$17.00884	$17.88318	2625
2016	$17.88318	$17.68564	2228
2017	$17.68564	$23.45195	2205
2018	$23.45195	$22.96436	2152
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.94045	$9.86339	36934
2010	$9.86339	$11.12960	34051
2011	$11.12960	$11.14164	29685
2012	$11.14164	$12.67022	25855
2013	$12.67022	$16.43752	24186
2014	$16.43752	$18.31456	18113
2015	$18.31456	$18.20736	9115
2016	$18.20736	$19.98184	7588
2017	$19.98184	$23.86122	6549
2018	$23.86122	$22.35643	5694
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$10.16215	$11.54057	37258
2010	$11.54057	$12.20688	30421
2011	$12.20688	$12.85067	24861
2012	$12.85067	$13.34636	21970
2013	$13.34636	$12.85472	21909
2014	$12.85472	$13.35287	17983
2015	$13.35287	$13.02095	14062
2016	$13.02095	$13.38016	12342
2017	$13.38016	$13.68588	10170
2018	$13.68588	$13.35362	7108
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$9.35900	$11.61804	32470
2010	$11.61804	$12.89244	27336
2011	$12.89244	$10.48128	23625
2012	$10.48128	$12.40857	17930
2013	$12.40857	$15.88544	14581
2014	$15.88544	$14.32705	13642
2015	$14.32705	$14.55512	11333
2016	$14.55512	$13.56142	12237
2017	$13.56142	$17.33893	6566
2018	$17.33893	$14.48454	6193
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.72017	390
2016	$8.72017	$9.73718	374
2017	$9.73718	$10.63753	399
2018	$10.63753	$9.36738	418

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$9.11119	$11.40665	3533
2010	$11.40665	$12.47600	1827
2011	$12.47600	$11.46530	3454
2012	$11.46530	$11.77532	1722
2013	$11.77532	$13.60288	1413
2014	$13.60288	$13.75233	367
2015	$13.75233	$13.69585	367
2016	$13.69585	$13.55873	366
2017	$13.55873	$15.31701	366
2018	$15.31701	$13.11505	366
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$9.52297	2968
2013	$9.52297	$13.09314	2893
2014	$13.09314	$13.92898	2671
2015	$13.92898	$14.34988	1905
2016	$14.34988	$14.39842	1678
2017	$14.39842	$17.98979	1657
2018	$17.98979	$17.00394	1630
Invesco V.I. Core Equity Fund - Series II
2009	$7.83549	$9.86259	11850
2010	$9.86259	$10.59709	8819
2011	$10.59709	$10.39200	6433
2012	$10.39200	$11.61145	4085
2013	$11.61145	$14.72437	7148
2014	$14.72437	$15.61769	6120
2015	$15.61769	$14.43796	2347
2016	$14.43796	$15.62317	2140
2017	$15.62317	$17.34551	1979
2018	$17.34551	$15.41911	1897
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.92407	12836
2012	$11.92407	$11.98702	9994
2013	$11.98702	$11.45273	8223
2014	$11.45273	$11.70094	7235
2015	$11.70094	$11.51490	4967
2016	$11.51490	$11.43890	4347
2017	$11.43890	$11.44468	3847
2018	$11.44468	$11.28858	3374
Invesco V.I. Growth and Income Fund - Series II
2009	$9.14477	$11.16223	33373
2010	$11.16223	$12.31661	28542
2011	$12.31661	$11.83982	21525
2012	$11.83982	$13.31469	16542
2013	$13.31469	$17.51701	15755
2014	$17.51701	$18.94480	13030
2015	$18.94480	$18.01490	7767
2016	$18.01490	$21.16114	6375
2017	$21.16114	$23.73542	5831
2018	$23.73542	$20.17011	4344

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.51304	$12.14933	10312
2010	$12.14933	$13.59536	8908
2011	$13.59536	$12.50177	7861
2012	$12.50177	$13.60065	8205
2013	$13.60065	$17.18378	7009
2014	$17.18378	$17.60491	5777
2015	$17.60491	$16.57324	5236
2016	$16.57324	$18.44612	5074
2017	$18.44612	$20.80194	3796
2018	$20.80194	$18.08480	3838
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.55665	$11.62167	1874
2010	$11.62167	$14.54751	1405
2011	$14.54751	$12.96863	1363
2012	$12.96863	$14.23705	1393
2013	$14.23705	$19.12756	1328
2014	$19.12756	$20.25891	727
2015	$20.25891	$20.13220	661
2016	$20.13220	$19.91424	62
2017	$19.91424	$23.92445	0
2018	$23.92445	$22.14656	0
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.81957	$8.45590	21057
2010	$8.45590	$8.89403	28948
2011	$8.89403	$8.45057	24885
2012	$8.45057	$9.77812	19880
2013	$9.77812	$12.81650	17215
2014	$12.81650	$13.40994	12849
2015	$13.40994	$11.78332	9724
2016	$11.78332	$13.66647	6163
2017	$13.66647	$15.75808	4760
2018	$15.75808	$12.49877	3958
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.90929	$13.47417	8186
2010	$13.47417	$14.32795	7425
2011	$14.32795	$14.28299	7094
2012	$14.28299	$15.92554	4627
2013	$15.92554	$18.76452	4419
2014	$18.76452	$19.97531	2757
2015	$19.97531	$19.72636	1678
2016	$19.72636	$20.24063	1694
2017	$20.24063	$23.51887	1661
2018	$23.51887	$23.22970	1111
Janus Henderson Forty Portfolio - Service Shares
2009	$10.01916	$14.38819	9450
2010	$14.38819	$15.06781	8530
2011	$15.06781	$13.79094	6428
2012	$13.79094	$16.79882	4556
2013	$16.79882	$21.62466	2374
2014	$21.62466	$23.06878	1660
2015	$23.06878	$25.39652	1095
2016	$25.39652	$25.46382	1062
2017	$25.46382	$32.55882	1136
2018	$32.55882	$32.57068	1103

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$10.31468	$13.48404	32156
2010	$13.48404	$15.29925	29120
2011	$15.29925	$14.59862	24143
2012	$14.59862	$15.90660	16131
2013	$15.90660	$19.68186	10842
2014	$19.68186	$20.99069	8394
2015	$20.99069	$19.88251	6829
2016	$19.88251	$23.22458	6050
2017	$23.22458	$25.95737	4937
2018	$25.95737	$21.99989	4675
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.96850	$12.27280	9959
2010	$12.27280	$15.09024	8870
2011	$15.09024	$10.04201	8075
2012	$10.04201	$11.17764	4087
2013	$11.17764	$12.56323	3554
2014	$12.56323	$10.86062	3785
2015	$10.86062	$9.74091	3022
2016	$9.74091	$8.93798	3151
2017	$8.93798	$11.49947	415
2018	$11.49947	$9.59738	433
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$17.89418	6803
2016	$17.89418	$18.62789	2608
2017	$18.62789	$23.47097	1739
2018	$23.47097	$23.21570	234
MFS® Investors Trust Series - Service Class
2009	$8.93357	$11.11957	13056
2010	$11.11957	$12.12608	11818
2011	$12.12608	$11.63804	5664
2012	$11.63804	$13.60108	4991
2013	$13.60108	$17.62231	7505
2014	$17.62231	$19.18790	7123
2015	$19.18790	$18.86249	3121
2016	$18.86249	$20.09480	2630
2017	$20.09480	$24.31659	1523
2018	$24.31659	$22.54941	1131
MFS® New Discovery Series - Service Class
2009	$6.80576	$10.90513	11919
2010	$10.90513	$14.58008	10453
2011	$14.58008	$12.83508	8816
2012	$12.83508	$15.26073	7898
2013	$15.26073	$21.19558	6865
2014	$21.19558	$19.28349	4436
2015	$19.28349	$18.55834	1594
2016	$18.55834	$19.85900	1290
2017	$19.85900	$24.67659	537
2018	$24.67659	$23.85166	508

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$9.30254	$10.77068	19,773
2010	$10.77068	$11.61347	19,510
2011	$11.61347	$11.60331	18,210
2012	$11.60331	$12.65915	19,144
2013	$12.65915	$14.78330	18,262
2014	$14.78330	$15.73690	14,829
2015	$15.73690	$15.38755	10,245
2016	$15.38755	$16.46850	6,197
2017	$16.46850	$18.14609	5,937
2018	$18.14609	$16.79817	5,806
MFS® Value Series - Service Class
2009	$9.68002	$11.65773	12,118
2010	$11.65773	$12.75151	10,643
2011	$12.75151	$12.48303	4,095
2012	$12.48303	$14.22642	2,968
2013	$14.22642	$18.97231	5,809
2014	$18.97231	$20.56297	4,735
2015	$20.56297	$20.03479	1,283
2016	$20.03479	$22.41971	1,746
2017	$22.41971	$25.87740	1,681
2018	$25.87740	$22.81360	1,695
MFS® VIT II High Yield - Service Class
2013	$10.00000	$15.60119	4,104
2014	$15.60119	$15.73255	3,319
2015	$15.73255	$14.78872	2,712
2016	$14.78872	$16.53016	2,660
2017	$16.53016	$17.28472	2,639
2018	$17.28472	$16.44811	2,580
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.15680	$11.62415	636
2010	$11.62415	$14.01753	6,069
2011	$14.01753	$13.36752	4,647
2012	$13.36752	$14.99393	3,540
2013	$14.99393	$21.78430	3,135
2014	$21.78430	$22.72940	2,928
2015	$22.72940	$25.02980	2,662
2016	$25.02980	$24.14473	2,352
2017	$24.14473	$33.91805	2,196
2018	$33.91805	$35.79123	1,842
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.87691	$12.48166	22,263
2010	$12.48166	$15.90068	22,389
2011	$15.90068	$16.52434	19,157
2012	$16.52434	$18.78977	14,594
2013	$18.78977	$18.80350	12,415
2014	$18.80350	$23.93541	8,655
2015	$23.93541	$23.99302	7,297
2016	$23.99302	$25.14346	5,867
2017	$25.14346	$25.44032	5,472
2018	$25.44032	$23.02559	5,055

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$6.15489	$8.00619	7,650
2010	$8.00619	$10.01298	7,270
2011	$10.01298	$9.93044	6,529
2012	$9.93044	$11.34491	6,339
2013	$11.34491	$15.13277	6,106
2014	$15.13277	$15.70527	2,500
2015	$15.70527	$16.42659	2,424
2016	$16.42659	$16.49221	2,438
2017	$16.49221	$20.83727	1,194
2018	$20.83727	$19.20065	1,188
Oppenheimer Global Fund/VA - Service Shares
2009	$9.00486	$12.34161	22,676
2010	$12.34161	$14.04420	19,962
2011	$14.04420	$12.63504	15,382
2012	$12.63504	$15.02947	13,393
2013	$15.02947	$18.77130	10,082
2014	$18.77130	$18.84114	4,646
2015	$18.84114	$19.21074	4,673
2016	$19.21074	$18.86494	3,994
2017	$18.86494	$25.29470	2,258
2018	$25.29470	$21.54445	1,132
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$8.12482	$10.93796	43,733
2010	$10.93796	$13.23793	40,693
2011	$13.23793	$12.70968	30,783
2012	$12.70968	$14.70819	26,286
2013	$14.70819	$20.34207	25,800
2014	$20.34207	$22.33812	20,100
2015	$22.33812	$20.63073	14,898
2016	$20.63073	$23.87719	12,737
2017	$23.87719	$26.75220	7,565
2018	$26.75220	$23.53696	7,455
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.52937	$11.97440	25,730
2010	$11.97440	$12.77786	23,419
2011	$12.77786	$13.41779	17,780
2012	$13.41779	$14.62736	14,610
2013	$14.62736	$14.45816	12,580
2014	$14.45816	$15.80646	9,580
2015	$15.80646	$15.59105	8,234
2016	$15.59105	$16.32756	7,254
2017	$16.32756	$16.50328	5,981
2018	$16.50328	$16.57461	3,640
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.45766	$12.17708	33,968
2010	$12.17708	$12.94758	31,981
2011	$12.94758	$14.22116	30,147
2012	$14.22116	$15.21043	30,004
2013	$15.21043	$13.58047	20,478
2014	$13.58047	$13.76929	14,971
2015	$13.76929	$13.17577	13,703
2016	$13.17577	$13.63217	12,289
2017	$13.63217	$13.89829	10,851
2018	$13.89829	$13.36659	7,404

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.63709	$13.05573	65,308
2010	$13.05573	$13.88259	50,300
2011	$13.88259	$14.14713	42,409
2012	$14.14713	$15.24757	35,411
2013	$15.24757	$14.70185	31,251
2014	$14.70185	$15.07785	24,532
2015	$15.07785	$14.89559	20,438
2016	$14.89559	$15.04262	17,787
2017	$15.04262	$15.52289	15,367
2018	$15.52289	$15.18493	12,172
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.29202	$10.16892	59,737
2010	$10.16892	$11.60152	46,634
2011	$11.60152	$11.56584	38,347
2012	$11.56584	$13.41128	32,316
2013	$13.41128	$18.57841	26,164
2014	$18.57841	$19.88729	16,428
2015	$19.88729	$21.67107	12,675
2016	$21.67107	$21.42883	10,836
2017	$21.42883	$28.62850	9,542
2018	$28.62850	$28.61951	6,865
T. Rowe Price Equity Income Portfolio - II
2009	$8.37143	$10.31231	71,822
2010	$10.31231	$11.63747	51,473
2011	$11.63747	$11.32914	48,481
2012	$11.32914	$13.02729	34,514
2013	$13.02729	$16.58007	28,662
2014	$16.58007	$17.46477	21,157
2015	$17.46477	$15.95609	14,729
2016	$15.95609	$18.65254	11,366
2017	$18.65254	$21.23234	9,369
2018	$21.23234	$18.85713	7,275
VanEck VIP Emerging Markets Fund - Initial Class
2009	$10.07949	$21.13305	16,198
2010	$21.13305	$26.36341	17,967
2011	$26.36341	$19.25527	12,845
2012	$19.25527	$24.58168	11,146
2013	$24.58168	$27.08216	10,376
2014	$27.08216	$26.52471	7,503
2015	$26.52471	$22.43665	6,927
2016	$22.43665	$22.09010	5,889
2017	$22.09010	$32.81648	2,354
2018	$32.81648	$24.69356	1,339
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$17.18305	$26.62261	5,620
2010	$26.62261	$33.83868	5,796
2011	$33.83868	$27.80610	5,399
2012	$27.80610	$28.27215	4,230
2013	$28.27215	$30.73469	2,868
2014	$30.73469	$24.45254	2,389
2015	$24.45254	$16.00493	1,479
2016	$16.00493	$22.62228	1,021
2017	$22.62228	$21.87312	953
2018	$21.87312	$15.42832	953

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.98329	$12.15829	39,807
2010	$12.15829	$13.71501	40,372
2011	$13.71501	$13.66071	28,400
2012	$13.66071	$15.86322	21,504
2013	$15.86322	$16.54653	18,759
2014	$16.54653	$16.02786	15,952
2015	$16.02786	$14.80518	11,642
2016	$14.80518	$16.79787	8,830
2017	$16.79787	$17.91446	8,272
2018	$17.91446	$16.88461	5,397
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
with EEDB 71-79 (& with/without SPB and with/without ABR)
Mortality & Expense = 1.65

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.39267	$13.90597	22,452
2010	$13.90597	$15.52458	29,196
2011	$15.52458	$15.15780	23,513
2012	$15.15780	$17.55635	20,206
2013	$17.55635	$23.25027	18,088
2014	$23.25027	$25.91501	7,818
2015	$25.91501	$26.96730	5,942
2016	$26.96730	$26.55513	5,552
2017	$26.55513	$34.11354	5,479
2018	$34.11354	$33.39177	4,348
Alger Large Cap Growth Portfolio - Class S
2009	$7.06181	$10.21655	49,698
2010	$10.21655	$11.33339	42,857
2011	$11.33339	$11.05054	39,726
2012	$11.05054	$11.87486	21,924
2013	$11.87486	$15.70110	11,897
2014	$15.70110	$17.05541	10,366
2015	$17.05541	$16.98364	7,527
2016	$16.98364	$16.48642	6,933
2017	$16.48642	$20.72824	5,155
2018	$20.72824	$20.71640	4,191
Alger Mid Cap Growth Portfolio - Class S
2009	$6.47416	$9.62481	106,835
2010	$9.62481	$11.24218	92,270
2011	$11.24218	$10.09688	70,244
2012	$10.09688	$11.47635	56,056
2013	$11.47635	$15.26748	39,334
2014	$15.26748	$16.13779	30,604
2015	$16.13779	$15.55504	24,899
2016	$15.55504	$15.35735	19,777
2017	$15.35735	$19.49389	16,392
2018	$19.49389	$17.66065	11,398
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.14889	$7.52144	7,613
2010	$7.52144	$8.08929	6,102
2011	$8.08929	$8.34166	3,539
2012	$8.34166	$9.54799	2,722
2013	$9.54799	$12.41756	1,991
2014	$12.41756	$13.62874	12,116
2015	$13.62874	$13.00621	7,138
2016	$13.00621	$14.44065	6,588
2017	$14.44065	$16.29454	4,668
2018	$16.29454	$14.58816	1,244

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.63508	$10.92410	19,610
2010	$10.92410	$12.23173	21,404
2011	$12.23173	$11.67970	17,255
2012	$11.67970	$12.87883	16,332
2013	$12.87883	$14.59444	15,567
2014	$14.59444	$15.13319	9,836
2015	$15.13319	$14.85940	8,265
2016	$14.85940	$15.01465	7,753
2017	$15.01465	$16.78096	5,137
2018	$16.78096	$15.56112	4,862
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$9.23904	$12.29694	197,992
2010	$12.29694	$14.12699	193,856
2011	$14.12699	$13.49381	163,474
2012	$13.49381	$15.39695	136,469
2013	$15.39695	$19.81009	91,752
2014	$19.81009	$21.73181	55,356
2015	$21.73181	$21.44019	35,719
2016	$21.44019	$22.69446	29,311
2017	$22.69446	$27.11356	24,304
2018	$27.11356	$24.86936	21,303
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.37923	$9.41669	176,246
2010	$9.41669	$10.63217	166,421
2011	$10.63217	$10.51490	132,778
2012	$10.51490	$12.09235	104,701
2013	$12.09235	$15.18696	80,078
2014	$15.18696	$16.18644	60,727
2015	$16.18644	$15.22911	47,460
2016	$15.22911	$17.61325	38,135
2017	$17.61325	$19.49613	28,240
2018	$19.49613	$17.51901	23,024
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.95056	45,224
2017	$9.95056	$9.84335	44,209
2018	$9.84335	$9.83057	35,895
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.72996	$10.59221	330,590
2010	$10.59221	$10.41444	345,093
2011	$10.41444	$10.23371	271,025
2012	$10.23371	$10.05514	248,158
2013	$10.05514	$9.88016	223,808
2014	$9.88016	$9.70823	163,995
2015	$9.70823	$9.53929	123,407
2016	$9.53929	$9.37410	118,502
2017	$9.37410	$9.25008	89,846
2018	$9.25008	$9.21496	75,361

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.83297	$8.59080	43,558
2010	$8.59080	$10.45469	41,586
2011	$10.45469	$10.26876	37,333
2012	$10.26876	$11.54172	26,432
2013	$11.54172	$15.42223	14,063
2014	$15.42223	$16.82108	10,381
2015	$16.82108	$17.66778	7,903
2016	$17.66778	$17.45491	7,485
2017	$17.45491	$23.12279	4,308
2018	$23.12279	$22.61920	4,343
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.90087	$9.80423	289,768
2010	$9.80423	$11.05161	266,880
2011	$11.05161	$11.05233	229,370
2012	$11.05233	$12.55585	204,634
2013	$12.55585	$16.27260	163,917
2014	$16.27260	$18.11237	108,656
2015	$18.11237	$17.98804	84,934
2016	$17.98804	$19.72112	75,837
2017	$19.72112	$23.52628	60,596
2018	$23.52628	$22.02037	48,099
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$10.11152	$11.47141	249,244
2010	$11.47141	$12.12139	233,054
2011	$12.12139	$12.74774	153,417
2012	$12.74774	$13.22596	351,936
2013	$13.22596	$12.72581	127,436
2014	$12.72581	$13.20551	98,071
2015	$13.20551	$12.86417	61,605
2016	$12.86417	$13.20565	55,573
2017	$13.20565	$13.49383	43,954
2018	$13.49383	$13.15294	39,714
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$9.31237	$11.54839	184,028
2010	$11.54839	$12.80215	167,026
2011	$12.80215	$10.39730	170,700
2012	$10.39730	$12.29660	144,551
2013	$12.29660	$15.72611	107,359
2014	$15.72611	$14.16892	89,816
2015	$14.16892	$14.37985	53,125
2016	$14.37985	$13.38453	46,134
2017	$13.38453	$17.09561	37,362
2018	$17.09561	$14.26684	37,297
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.71422	28,713
2016	$8.71422	$9.72068	24,739
2017	$9.72068	$10.60885	19,292
2018	$10.60885	$9.33270	18,972

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$9.06578	$11.33826	17,744
2010	$11.33826	$12.38861	16,761
2011	$12.38861	$11.37344	16,594
2012	$11.37344	$11.66907	11,384
2013	$11.66907	$13.46644	10,162
2014	$13.46644	$13.60055	6,353
2015	$13.60055	$13.53093	2,048
2016	$13.53093	$13.38189	1,933
2017	$13.38189	$15.10208	1,375
2018	$15.10208	$12.91797	1,382
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$9.43704	6,175
2013	$9.43704	$12.96181	4,767
2014	$12.96181	$13.77525	3,431
2015	$13.77525	$14.17708	3,160
2016	$14.17708	$14.21061	2,741
2017	$14.21061	$17.73732	2,254
2018	$17.73732	$16.74838	2,227
Invesco V.I. Core Equity Fund - Series II
2009	$7.81417	$9.82576	45,910
2010	$9.82576	$10.54680	42,510
2011	$10.54680	$10.33218	38,329
2012	$10.33218	$11.53286	31,918
2013	$11.53286	$14.60985	24,560
2014	$14.60985	$15.48047	19,787
2015	$15.48047	$14.29654	8,429
2016	$14.29654	$15.45447	7,259
2017	$15.45447	$17.14100	7,232
2018	$17.14100	$15.22194	6,697
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.82853	34,192
2012	$11.82853	$11.87885	30,285
2013	$11.87885	$11.33784	23,247
2014	$11.33784	$11.57178	22,373
2015	$11.57178	$11.37623	13,644
2016	$11.37623	$11.28968	13,352
2017	$11.28968	$11.28405	6,818
2018	$11.28405	$11.11892	5,593
Invesco V.I. Growth and Income Fund - Series II
2009	$9.09922	$11.09532	222,943
2010	$11.09532	$12.23033	209,080
2011	$12.23033	$11.74494	190,188
2012	$11.74494	$13.19453	165,996
2013	$13.19453	$17.34130	116,844
2014	$17.34130	$18.73569	86,664
2015	$18.73569	$17.79794	65,487
2016	$17.79794	$20.88509	50,818
2017	$20.88509	$23.40229	42,947
2018	$23.40229	$19.86694	36,907

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.46565	$12.07653	92,925
2010	$12.07653	$13.50017	86,699
2011	$13.50017	$12.40163	83,648
2012	$12.40163	$13.47796	78,512
2013	$13.47796	$17.01146	51,898
2014	$17.01146	$17.41065	26,029
2015	$17.41065	$16.37369	16,449
2016	$16.37369	$18.20554	14,302
2017	$18.20554	$20.51005	12,917
2018	$20.51005	$17.81304	12,127
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.51899	$11.55200	21,261
2010	$11.55200	$14.44561	21,016
2011	$14.44561	$12.86471	23,963
2012	$12.86471	$14.10858	22,185
2013	$14.10858	$18.93568	15,116
2014	$18.93568	$20.03529	10,134
2015	$20.03529	$19.88973	7,781
2016	$19.88973	$19.65446	6,787
2017	$19.65446	$23.58868	6,638
2018	$23.58868	$21.81368	5,878
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.79054	$8.40518	53,501
2010	$8.40518	$8.83171	53,025
2011	$8.83171	$8.38284	42,814
2012	$8.38284	$9.68987	32,632
2013	$9.68987	$12.68793	22,628
2014	$12.68793	$13.26192	11,534
2015	$13.26192	$11.64141	9,304
2016	$11.64141	$13.48819	8,440
2017	$13.48819	$15.53692	6,906
2018	$15.53692	$12.31090	7,134
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.85495	$13.39341	50,643
2010	$13.39341	$14.22761	47,831
2011	$14.22761	$14.16858	47,149
2012	$14.16858	$15.78187	25,256
2013	$15.78187	$18.57633	20,438
2014	$18.57633	$19.75486	20,396
2015	$19.75486	$19.48882	15,947
2016	$19.48882	$19.97661	8,593
2017	$19.97661	$23.18881	5,144
2018	$23.18881	$22.88060	3,387
Janus Henderson Forty Portfolio - Service Shares
2009	$9.96924	$14.30194	26,786
2010	$14.30194	$14.96226	22,004
2011	$14.96226	$13.68042	21,433
2012	$13.68042	$16.64723	19,353
2013	$16.64723	$21.40776	13,307
2014	$21.40776	$22.81417	8,512
2015	$22.81417	$25.09070	6,247
2016	$25.09070	$25.13168	5,886
2017	$25.13168	$32.10190	3,776
2018	$32.10190	$32.08120	3,413

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$10.26329	$13.40323	117,027
2010	$13.40323	$15.19212	114,662
2011	$15.19212	$14.48168	102,207
2012	$14.48168	$15.76310	79,777
2013	$15.76310	$19.48449	58,257
2014	$19.48449	$20.75905	44,511
2015	$20.75905	$19.64309	22,536
2016	$19.64309	$22.92167	17,467
2017	$22.92167	$25.59312	13,688
2018	$25.59312	$21.66927	12,438
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.93377	$12.19923	47,953
2010	$12.19923	$14.98456	51,585
2011	$14.98456	$9.96154	47,273
2012	$9.96154	$11.07677	34,411
2013	$11.07677	$12.43723	18,513
2014	$12.43723	$10.74075	12,717
2015	$10.74075	$9.62360	10,702
2016	$9.62360	$8.82139	9,644
2017	$8.82139	$11.33808	9,181
2018	$11.33808	$9.45314	2,836
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$17.67869	30,252
2016	$17.67869	$18.38491	29,087
2017	$18.38491	$23.14157	19,955
2018	$23.14157	$22.86678	16,881
MFS® Investors Trust Series - Service Class
2009	$8.88905	$11.05292	16,994
2010	$11.05292	$12.04114	18,853
2011	$12.04114	$11.54478	12,704
2012	$11.54478	$13.47835	8,839
2013	$13.47835	$17.44556	5,369
2014	$17.44556	$18.97613	4,933
2015	$18.97613	$18.63534	4,440
2016	$18.63534	$19.83269	4,421
2017	$19.83269	$23.97533	1,803
2018	$23.97533	$22.21052	1,802
MFS® New Discovery Series - Service Class
2009	$6.77182	$10.83971	29,122
2010	$10.83971	$14.47791	26,541
2011	$14.47791	$12.73220	23,878
2012	$12.73220	$15.12298	20,157
2013	$15.12298	$20.98293	11,392
2014	$20.98293	$19.07060	6,916
2015	$19.07060	$18.33479	6,476
2016	$18.33479	$19.59989	5,858
2017	$19.59989	$24.33019	4,814
2018	$24.33019	$23.49309	3,082

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$9.25617	$10.70609	125,107
2010	$10.70609	$11.53210	120,723
2011	$11.53210	$11.51033	73,746
2012	$11.51033	$12.54490	55,434
2013	$12.54490	$14.63500	35,650
2014	$14.63500	$15.56320	27,219
2015	$15.56320	$15.20223	21,991
2016	$15.20223	$16.25367	19,034
2017	$16.25367	$17.89141	17,486
2018	$17.89141	$16.54571	9,491
MFS® Value Series - Service Class
2009	$9.63178	$11.58783	25,428
2010	$11.58783	$12.66218	23,947
2011	$12.66218	$12.38301	16,913
2012	$12.38301	$14.09806	10,831
2013	$14.09806	$18.78202	6,149
2014	$18.78202	$20.33603	5,638
2015	$20.33603	$19.79353	5,502
2016	$19.79353	$22.12728	3,829
2017	$22.12728	$25.51426	3,478
2018	$25.51426	$22.47076	2,815
MFS® VIT II High Yield - Service Class
2013	$10.00000	$15.44479	26,625
2014	$15.44479	$15.55898	25,068
2015	$15.55898	$14.61071	23,137
2016	$14.61071	$16.31463	22,180
2017	$16.31463	$17.04222	17,430
2018	$17.04222	$16.20098	12,476
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.12111	$11.55441	21,092
2010	$11.55441	$13.91928	18,965
2011	$13.91928	$13.26035	14,589
2012	$13.26035	$14.85857	9,314
2013	$14.85857	$21.56573	8,944
2014	$21.56573	$22.47846	4,790
2015	$22.47846	$24.72830	1,931
2016	$24.72830	$23.82970	1,829
2017	$23.82970	$33.44196	1,594
2018	$33.44196	$35.25323	1,630
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.82768	$12.40680	139,134
2010	$12.40680	$15.78929	121,311
2011	$15.78929	$16.39194	112,671
2012	$16.39194	$18.62022	89,357
2013	$18.62022	$18.61486	70,954
2014	$18.61486	$23.67122	36,963
2015	$23.67122	$23.70407	25,606
2016	$23.70407	$24.81550	23,087
2017	$24.81550	$25.08330	18,956
2018	$25.08330	$22.67953	17,863

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$6.13191	$7.96819	30,458
2010	$7.96819	$9.95534	32,693
2011	$9.95534	$9.86325	29,826
2012	$9.86325	$11.25668	26,266
2013	$11.25668	$14.99984	21,145
2014	$14.99984	$15.55149	10,244
2015	$15.55149	$16.24921	9,460
2016	$16.24921	$16.29758	8,993
2017	$16.29758	$20.57071	8,169
2018	$20.57071	$18.93590	9,613
Oppenheimer Global Fund/VA - Service Shares
2009	$8.95998	$12.26763	131,705
2010	$12.26763	$13.94583	127,950
2011	$13.94583	$12.53380	114,768
2012	$12.53380	$14.89386	56,169
2013	$14.89386	$18.58302	40,726
2014	$18.58302	$18.63319	22,695
2015	$18.63319	$18.97941	16,400
2016	$18.97941	$18.61888	14,968
2017	$18.61888	$24.93975	12,722
2018	$24.93975	$21.22068	11,680
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$8.08433	$10.87237	248,792
2010	$10.87237	$13.14519	221,830
2011	$13.14519	$12.60782	235,673
2012	$12.60782	$14.57544	119,448
2013	$14.57544	$20.13800	79,995
2014	$20.13800	$22.09153	59,119
2015	$22.09153	$20.38224	43,446
2016	$20.38224	$23.56570	31,339
2017	$23.56570	$26.37671	25,411
2018	$26.37671	$23.18317	21,988
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.47694	$11.90265	108,436
2010	$11.90265	$12.68838	111,801
2011	$12.68838	$13.31032	106,187
2012	$13.31032	$14.49541	88,426
2013	$14.49541	$14.31317	69,217
2014	$14.31317	$15.63205	43,059
2015	$15.63205	$15.40335	32,066
2016	$15.40335	$16.11466	30,665
2017	$16.11466	$16.27174	26,060
2018	$16.27174	$16.32559	21,575
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.40555	$12.10409	187,838
2010	$12.10409	$12.85689	171,279
2011	$12.85689	$14.10724	141,145
2012	$14.10724	$15.07320	121,203
2013	$15.07320	$13.44426	109,484
2014	$13.44426	$13.61734	83,941
2015	$13.61734	$13.01711	71,137
2016	$13.01711	$13.45436	60,409
2017	$13.45436	$13.70324	51,332
2018	$13.70324	$13.16570	42,586

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.57911	$12.97747	475,997
2010	$12.97747	$13.78535	402,031
2011	$13.78535	$14.03379	349,028
2012	$14.03379	$15.11000	283,603
2013	$15.11000	$14.55439	177,175
2014	$14.55439	$14.91145	133,606
2015	$14.91145	$14.71623	102,384
2016	$14.71623	$14.84643	86,177
2017	$14.84643	$15.30506	67,931
2018	$15.30506	$14.95674	56,643
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.25569	$10.10797	226,097
2010	$10.10797	$11.52026	203,662
2011	$11.52026	$11.47317	175,198
2012	$11.47317	$13.29028	158,013
2013	$13.29028	$18.39209	114,730
2014	$18.39209	$19.66783	80,667
2015	$19.66783	$21.41015	51,445
2016	$21.41015	$21.14936	48,982
2017	$21.14936	$28.22679	36,343
2018	$28.22679	$28.18944	32,524
T. Rowe Price Equity Income Portfolio - II
2009	$8.32971	$10.25046	406,692
2010	$10.25046	$11.55593	373,229
2011	$11.55593	$11.23835	363,917
2012	$11.23835	$12.90972	259,516
2013	$12.90972	$16.41374	193,399
2014	$16.41374	$17.27199	126,407
2015	$17.27199	$15.76390	92,645
2016	$15.76390	$18.40919	80,096
2017	$18.40919	$20.93431	59,760
2018	$20.93431	$18.57367	49,479
VanEck VIP Emerging Markets Fund - Initial Class
2009	$10.02926	$21.00640	28,022
2010	$21.00640	$26.17881	23,635
2011	$26.17881	$19.10101	22,136
2012	$19.10101	$24.35989	14,009
2013	$24.35989	$26.81053	11,250
2014	$26.81053	$26.23196	6,430
2015	$26.23196	$22.16644	4,452
2016	$22.16644	$21.80195	3,834
2017	$21.80195	$32.35594	2,819
2018	$32.35594	$24.32242	2,797
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$17.09741	$26.46298	31,574
2010	$26.46298	$33.60163	20,755
2011	$33.60163	$27.58327	18,145
2012	$27.58327	$28.01698	14,700
2013	$28.01698	$30.42633	9,498
2014	$30.42633	$24.18254	6,305
2015	$24.18254	$15.81206	2,833
2016	$15.81206	$22.32703	7,254
2017	$22.32703	$21.56599	7,012
2018	$21.56599	$15.19633	6,244

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.94351	$12.08544	154,618
2010	$12.08544	$13.61897	138,393
2011	$13.61897	$13.55129	108,833
2012	$13.55129	$15.72012	92,192
2013	$15.72012	$16.38059	75,251
2014	$16.38059	$15.85098	55,204
2015	$15.85098	$14.62690	40,614
2016	$14.62690	$16.57880	34,829
2017	$16.57880	$17.66308	28,806
2018	$17.66308	$16.63088	24,780
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)
Mortality & Expense = 1.70

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.36922	$13.86420	8,797
2010	$13.86420	$15.47008	4,945
2011	$15.47008	$15.09692	2,846
2012	$15.09692	$17.47693	2,301
2013	$17.47693	$23.13332	1,926
2014	$23.13332	$25.77154	1,300
2015	$25.77154	$26.80437	1,422
2016	$26.80437	$26.38127	331
2017	$26.38127	$33.87319	331
2018	$33.87319	$33.13977	330
Alger Large Cap Growth Portfolio - Class S
2009	$7.04416	$10.18583	15,504
2010	$10.18583	$11.29357	14,306
2011	$11.29357	$11.00612	13,568
2012	$11.00612	$11.82108	12,190
2013	$11.82108	$15.62203	10,963
2014	$15.62203	$16.96088	10,450
2015	$16.96088	$16.88091	10,560
2016	$16.88091	$16.37839	9,142
2017	$16.37839	$20.58208	6,532
2018	$20.58208	$20.55993	4,772
Alger Mid Cap Growth Portfolio - Class S
2009	$6.45799	$9.59590	15,709
2010	$9.59590	$11.20270	14,156
2011	$11.20270	$10.05631	12,397
2012	$10.05631	$11.42440	6,470
2013	$11.42440	$15.19065	4,773
2014	$15.19065	$16.04842	3,896
2015	$16.04842	$15.46101	3,847
2016	$15.46101	$15.25677	3,202
2017	$15.25677	$19.35649	2,726
2018	$19.35649	$17.52730	2,695
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.14362	$7.51117	4,311
2010	$7.51117	$8.07414	3,403
2011	$8.07414	$8.32181	4,149
2012	$8.32181	$9.52040	3,911
2013	$9.52040	$12.37539	2,511
2014	$12.37539	$13.57553	2,540
2015	$13.57553	$12.94884	1,521
2016	$12.94884	$14.36966	1,215
2017	$14.36966	$16.20630	1,006
2018	$16.20630	$14.50185	952

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.61352	$10.89128	13,118
2010	$10.89128	$12.18877	8,427
2011	$12.18877	$11.63278	8,191
2012	$11.63278	$12.82055	10,063
2013	$12.82055	$14.52102	7,851
2014	$14.52102	$15.04940	6,124
2015	$15.04940	$14.76959	5,606
2016	$14.76959	$14.91633	4,416
2017	$14.91633	$16.66271	4,331
2018	$16.66271	$15.44366	4,298
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$9.21598	$12.26000	81,493
2010	$12.26000	$14.07739	53,895
2011	$14.07739	$13.43961	45,208
2012	$13.43961	$15.32729	37,230
2013	$15.32729	$19.71044	24,831
2014	$19.71044	$21.61149	23,735
2015	$21.61149	$21.31064	20,812
2016	$21.31064	$22.54589	11,853
2017	$22.54589	$26.92255	9,566
2018	$26.92255	$24.68169	9,047
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.36081	$9.38841	75,431
2010	$9.38841	$10.59485	78,583
2011	$10.59485	$10.47266	57,292
2012	$10.47266	$12.03763	60,518
2013	$12.03763	$15.11056	52,689
2014	$15.11056	$16.09682	45,304
2015	$16.09682	$15.13709	45,292
2016	$15.13709	$17.49793	31,625
2017	$17.49793	$19.35877	22,120
2018	$19.35877	$17.38680	16,220
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.94890	23,258
2017	$9.94890	$9.83676	28,619
2018	$9.83676	$9.81903	30,469
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.70316	$10.56038	204,879
2010	$10.56038	$10.37786	115,332
2011	$10.37786	$10.19259	105,038
2012	$10.19259	$10.00963	93,580
2013	$10.00963	$9.83044	99,838
2014	$9.83044	$9.65446	58,641
2015	$9.65446	$9.48163	39,320
2016	$9.48163	$9.31271	78,984
2017	$9.31271	$9.18489	19,303
2018	$9.18489	$9.14540	11,292

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.81590	$8.56498	57,607
2010	$8.56498	$10.41798	58,821
2011	$10.41798	$10.22752	39,731
2012	$10.22752	$11.48950	48,616
2013	$11.48950	$15.34465	38,482
2014	$15.34465	$16.72795	42,969
2015	$16.72795	$17.56102	34,065
2016	$17.56102	$17.34062	29,697
2017	$17.34062	$22.95987	17,301
2018	$22.95987	$22.44849	12,242
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.88116	$9.77479	188,699
2010	$9.77479	$11.01284	186,215
2011	$11.01284	$11.00797	112,062
2012	$11.00797	$12.49909	96,761
2013	$12.49909	$16.19079	101,931
2014	$16.19079	$18.01214	85,546
2015	$18.01214	$17.87939	77,986
2016	$17.87939	$19.59207	67,115
2017	$19.59207	$23.36061	51,883
2018	$23.36061	$21.85426	47,003
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$10.08631	$11.43698	109,299
2010	$11.43698	$12.07887	73,245
2011	$12.07887	$12.69658	52,851
2012	$12.69658	$13.16614	43,691
2013	$13.16614	$12.66180	32,645
2014	$12.66180	$13.13242	22,768
2015	$13.13242	$12.78645	14,698
2016	$12.78645	$13.11921	8,832
2017	$13.11921	$13.39876	7,184
2018	$13.39876	$13.05369	6,485
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$9.28911	$11.51367	59,741
2010	$11.51367	$12.75715	48,418
2011	$12.75715	$10.35549	44,346
2012	$10.35549	$12.24091	53,374
2013	$12.24091	$15.64692	46,559
2014	$15.64692	$14.09040	44,726
2015	$14.09040	$14.29288	30,202
2016	$14.29288	$13.29683	27,327
2017	$13.29683	$16.97507	18,055
2018	$16.97507	$14.15909	16,666
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.71126	1,711
2016	$8.71126	$9.71244	1,796
2017	$9.71244	$10.59453	1,512
2018	$10.59453	$9.31540	2,506

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$9.04315	$11.30420	13,289
2010	$11.30420	$12.34513	12,260
2011	$12.34513	$11.32776	12,101
2012	$11.32776	$11.61627	11,965
2013	$11.61627	$13.39870	1,459
2014	$13.39870	$13.52524	864
2015	$13.52524	$13.44917	326
2016	$13.44917	$13.29427	297
2017	$13.29427	$14.99566	296
2018	$14.99566	$12.82046	296
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$9.39434	5,393
2013	$9.39434	$12.89660	3,297
2014	$12.89660	$13.69898	3,048
2015	$13.69898	$14.09140	2,831
2016	$14.09140	$14.11756	2,282
2017	$14.11756	$17.61235	1,289
2018	$17.61235	$16.62199	609
Invesco V.I. Core Equity Fund - Series II
2009	$7.80353	$9.80739	16,715
2010	$9.80739	$10.52172	14,055
2011	$10.52172	$10.30238	12,208
2012	$10.30238	$11.49372	11,510
2013	$11.49372	$14.55286	8,377
2014	$14.55286	$15.41224	8,069
2015	$15.41224	$14.22628	8,177
2016	$14.22628	$15.37071	3,077
2017	$15.37071	$17.03954	2,038
2018	$17.03954	$15.12421	2,067
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.78104	12,345
2012	$11.78104	$11.82513	7,815
2013	$11.82513	$11.28082	9,571
2014	$11.28082	$11.50774	7,672
2015	$11.50774	$11.30749	6,961
2016	$11.30749	$11.21578	4,981
2017	$11.21578	$11.20456	4,601
2018	$11.20456	$11.03501	3,279
Invesco V.I. Growth and Income Fund - Series II
2009	$9.07648	$11.06197	31,070
2010	$11.06197	$12.18739	27,922
2011	$12.18739	$11.69777	24,168
2012	$11.69777	$13.13483	22,503
2013	$13.13483	$17.25406	19,862
2014	$17.25406	$18.63196	12,486
2015	$18.63196	$17.69040	15,920
2016	$17.69040	$20.74835	6,367
2017	$20.74835	$23.23741	4,818
2018	$23.23741	$19.71701	4,947

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.44200	$12.04023	23,028
2010	$12.04023	$13.45274	21,748
2011	$13.45274	$12.35177	22,611
2012	$12.35177	$13.41693	17,790
2013	$13.41693	$16.92581	16,032
2014	$16.92581	$17.31418	14,497
2015	$17.31418	$16.27467	13,712
2016	$16.27467	$18.08627	10,510
2017	$18.08627	$20.36545	8,858
2018	$20.36545	$17.67852	7,663
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.50021	$11.51728	10,158
2010	$11.51728	$14.39487	7,082
2011	$14.39487	$12.81301	6,034
2012	$12.81301	$14.04470	6,076
2013	$14.04470	$18.84038	4,784
2014	$18.84038	$19.92430	3,162
2015	$19.92430	$19.76948	1,652
2016	$19.76948	$19.52571	1,030
2017	$19.52571	$23.42239	1,570
2018	$23.42239	$21.64897	986
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.77609	$8.37994	17,395
2010	$8.37994	$8.80070	15,645
2011	$8.80070	$8.34916	12,474
2012	$8.34916	$9.64602	7,102
2013	$9.64602	$12.62409	6,070
2014	$12.62409	$13.18848	4,517
2015	$13.18848	$11.57104	3,652
2016	$11.57104	$13.39986	3,345
2017	$13.39986	$15.42742	2,656
2018	$15.42742	$12.21796	2,355
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.82785	$13.35321	19,202
2010	$13.35321	$14.17770	20,105
2011	$14.17770	$14.11171	18,228
2012	$14.11171	$15.71051	10,712
2013	$15.71051	$18.48294	8,198
2014	$18.48294	$19.64555	6,363
2015	$19.64555	$19.37113	4,798
2016	$19.37113	$19.84592	2,684
2017	$19.84592	$23.02553	2,377
2018	$23.02553	$22.70801	2,175
Janus Henderson Forty Portfolio - Service Shares
2009	$9.94433	$14.25896	12,938
2010	$14.25896	$14.90971	10,052
2011	$14.90971	$13.62545	8,840
2012	$13.62545	$16.57189	7,253
2013	$16.57189	$21.30004	5,800
2014	$21.30004	$22.68783	3,321
2015	$22.68783	$24.93906	2,507
2016	$24.93906	$24.96711	2,019
2017	$24.96711	$31.87569	1,637
2018	$31.87569	$31.83904	1,607

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$10.23768	$13.36298	30,080
2010	$13.36298	$15.13879	24,624
2011	$15.13879	$14.42352	21,913
2012	$14.42352	$15.69179	16,678
2013	$15.69179	$19.38649	14,698
2014	$19.38649	$20.64413	8,246
2015	$20.64413	$19.52442	6,864
2016	$19.52442	$22.77163	4,078
2017	$22.77163	$25.41282	3,697
2018	$25.41282	$21.50574	2,649
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.91646	$12.16259	7,507
2010	$12.16259	$14.93197	5,973
2011	$14.93197	$9.92154	5,705
2012	$9.92154	$11.02666	6,067
2013	$11.02666	$12.37466	3,622
2014	$12.37466	$10.68128	1,555
2015	$10.68128	$9.56543	1,088
2016	$9.56543	$8.76361	851
2017	$8.76361	$11.25817	797
2018	$11.25817	$9.38177	770
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$17.57185	5,959
2016	$17.57185	$18.26452	3,986
2017	$18.26452	$22.97851	1,284
2018	$22.97851	$22.69419	1,046
MFS® Investors Trust Series - Service Class
2009	$8.86686	$11.01972	3,217
2010	$11.01972	$11.99887	1,719
2011	$11.99887	$11.49841	3,714
2012	$11.49841	$13.41738	3,388
2013	$13.41738	$17.35780	3,108
2014	$17.35780	$18.87108	2,607
2015	$18.87108	$18.52274	2,415
2016	$18.52274	$19.70286	2,086
2017	$19.70286	$23.80642	1,895
2018	$23.80642	$22.04289	1,732
MFS® New Discovery Series - Service Class
2009	$6.75490	$10.80713	13,125
2010	$10.80713	$14.42707	9,230
2011	$14.42707	$12.68105	8,946
2012	$12.68105	$15.05454	7,889
2013	$15.05454	$20.87736	4,629
2014	$20.87736	$18.96499	3,804
2015	$18.96499	$18.22397	5,636
2016	$18.22397	$19.47155	5,341
2017	$19.47155	$24.15875	5,331
2018	$24.15875	$23.31577	5,056

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$9.23307	$10.67394	20,112
2010	$10.67394	$11.49163	13,332
2011	$11.49163	$11.46410	13,081
2012	$11.46410	$12.48813	11,293
2013	$12.48813	$14.56137	9,152
2014	$14.56137	$15.47701	7,803
2015	$15.47701	$15.11035	4,680
2016	$15.11035	$16.14725	3,407
2017	$16.14725	$17.76535	2,707
2018	$17.76535	$16.42082	2,653
MFS® Value Series - Service Class
2009	$9.60774	$11.55303	3,502
2010	$11.55303	$12.61773	2,399
2011	$12.61773	$12.33328	2,554
2012	$12.33328	$14.03428	2,402
2013	$14.03428	$18.68755	2,381
2014	$18.68755	$20.22346	1,921
2015	$20.22346	$19.67394	923
2016	$19.67394	$21.98243	533
2017	$21.98243	$25.33452	435
2018	$25.33452	$22.30118	346
MFS® VIT II High Yield - Service Class
2013	$10.00000	$15.36705	4,159
2014	$15.36705	$15.47279	4,685
2015	$15.47279	$14.52237	3,448
2016	$14.52237	$16.20776	2,284
2017	$16.20776	$16.92209	2,124
2018	$16.92209	$16.07866	2,094
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.10331	$11.51970	5,504
2010	$11.51970	$13.87041	4,539
2011	$13.87041	$13.20708	4,772
2012	$13.20708	$14.79133	4,328
2013	$14.79133	$21.45723	3,807
2014	$21.45723	$22.35400	3,003
2015	$22.35400	$24.57887	1,744
2016	$24.57887	$23.67370	730
2017	$23.67370	$33.20635	729
2018	$33.20635	$34.98719	729
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.80313	$12.36949	39,348
2010	$12.36949	$15.73381	29,572
2011	$15.73381	$16.32605	27,469
2012	$16.32605	$18.53591	24,708
2013	$18.53591	$18.52115	21,474
2014	$18.52115	$23.54010	15,395
2015	$23.54010	$23.56078	11,583
2016	$23.56078	$24.65298	9,065
2017	$24.65298	$24.90651	9,053
2018	$24.90651	$22.50832	7,399

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$6.12044	$7.94925	8,703
2010	$7.94925	$9.92663	6,348
2011	$9.92663	$9.82981	7,146
2012	$9.82981	$11.21279	5,665
2013	$11.21279	$14.93375	3,682
2014	$14.93375	$15.47508	4,374
2015	$15.47508	$16.16116	2,520
2016	$16.16116	$16.20103	1,275
2017	$16.20103	$20.43859	923
2018	$20.43859	$18.80477	658
Oppenheimer Global Fund/VA - Service Shares
2009	$8.93761	$12.23076	44,368
2010	$12.23076	$13.89686	41,921
2011	$13.89686	$12.48343	32,097
2012	$12.48343	$14.82644	36,198
2013	$14.82644	$18.48949	32,092
2014	$18.48949	$18.52996	30,546
2015	$18.52996	$18.86465	26,022
2016	$18.86465	$18.49690	16,284
2017	$18.49690	$24.76392	8,248
2018	$24.76392	$21.06042	7,450
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$8.06413	$10.83968	31,176
2010	$10.83968	$13.09901	26,227
2011	$13.09901	$12.55715	21,911
2012	$12.55715	$14.50945	23,005
2013	$14.50945	$20.03663	19,793
2014	$20.03663	$21.96915	18,283
2015	$21.96915	$20.25900	15,722
2016	$20.25900	$23.41131	10,883
2017	$23.41131	$26.19075	8,342
2018	$26.19075	$23.00810	6,778
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.45079	$11.86692	25,316
2010	$11.86692	$12.64386	20,331
2011	$12.64386	$13.25689	16,521
2012	$13.25689	$14.42986	14,395
2013	$14.42986	$14.24118	12,784
2014	$14.24118	$15.54553	5,997
2015	$15.54553	$15.31029	4,556
2016	$15.31029	$16.00916	3,744
2017	$16.00916	$16.15710	3,298
2018	$16.15710	$16.20239	3,001
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.37958	$12.06775	32,397
2010	$12.06775	$12.81177	32,722
2011	$12.81177	$14.05061	20,871
2012	$14.05061	$15.00502	16,504
2013	$15.00502	$13.37664	14,113
2014	$13.37664	$13.54195	9,334
2015	$13.54195	$12.93846	6,186
2016	$12.93846	$13.36628	5,442
2017	$13.36628	$13.60670	4,417
2018	$13.60670	$13.06635	3,375

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.55025	$12.93854	93,450
2010	$12.93854	$13.73700	84,488
2011	$13.73700	$13.97748	122,070
2012	$13.97748	$15.04169	111,189
2013	$15.04169	$14.48121	49,016
2014	$14.48121	$14.82892	28,408
2015	$14.82892	$14.62733	25,235
2016	$14.62733	$14.74926	19,524
2017	$14.74926	$15.19725	15,969
2018	$15.19725	$14.84390	13,684
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.23756	$10.07759	50,583
2010	$10.07759	$11.47981	35,122
2011	$11.47981	$11.42708	29,928
2012	$11.42708	$13.23013	30,044
2013	$13.23013	$18.29954	22,612
2014	$18.29954	$19.55890	16,859
2015	$19.55890	$21.28074	12,660
2016	$21.28074	$21.01087	5,906
2017	$21.01087	$28.02791	3,493
2018	$28.02791	$27.97670	2,391
T. Rowe Price Equity Income Portfolio - II
2009	$8.30891	$10.21966	63,978
2010	$10.21966	$11.51533	56,769
2011	$11.51533	$11.19318	48,248
2012	$11.19318	$12.85127	37,818
2013	$12.85127	$16.33112	24,332
2014	$16.33112	$17.17631	14,093
2015	$17.17631	$15.66860	10,593
2016	$15.66860	$18.28863	7,376
2017	$18.28863	$20.78677	5,989
2018	$20.78677	$18.43346	5,889
VanEck VIP Emerging Markets Fund - Initial Class
2009	$10.00421	$20.94330	10,954
2010	$20.94330	$26.08693	7,376
2011	$26.08693	$19.02428	5,823
2012	$19.02428	$24.24968	5,143
2013	$24.24968	$26.67565	4,678
2014	$26.67565	$26.08670	2,040
2015	$26.08670	$22.03245	1,431
2016	$22.03245	$21.65916	1,281
2017	$21.65916	$32.12792	1,536
2018	$32.12792	$24.13880	1,527
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$17.05472	$26.38348	36,520
2010	$26.38348	$33.48365	30,164
2011	$33.48365	$27.47245	22,360
2012	$27.47245	$27.89019	21,376
2013	$27.89019	$30.27322	19,427
2014	$30.27322	$24.04858	17,441
2015	$24.04858	$15.71645	12,344
2016	$15.71645	$22.18076	15,845
2017	$22.18076	$21.41394	12,606
2018	$21.41394	$15.08154	10,438

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.92367	$12.04912	33,607
2010	$12.04912	$13.57115	22,444
2011	$13.57115	$13.49685	19,914
2012	$13.49685	$15.64899	13,535
2013	$15.64899	$16.29818	11,196
2014	$16.29818	$15.76321	8,819
2015	$15.76321	$14.53851	8,273
2016	$14.53851	$16.47024	4,444
2017	$16.47024	$17.53861	3,016
2018	$17.53861	$16.50535	2,834
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
with MAV & EBP (Annual Increase) (& with/without SPB and with/without ABR)
Mortality & Expense = 1.75

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.34582	$13.82255	4,975
2010	$13.82255	$15.41578	4,040
2011	$15.41578	$15.03629	3,580
2012	$15.03629	$17.39786	8,253
2013	$17.39786	$23.01694	4,978
2014	$23.01694	$25.62884	6,205
2015	$25.62884	$26.64235	8,564
2016	$26.64235	$26.20851	6,278
2017	$26.20851	$33.63448	4,438
2018	$33.63448	$32.88958	4,296
Alger Large Cap Growth Portfolio - Class S
2009	$7.02657	$10.15523	30,614
2010	$10.15523	$11.25391	27,194
2011	$11.25391	$10.96189	23,788
2012	$10.96189	$11.76758	24,530
2013	$11.76758	$15.54344	21,908
2014	$15.54344	$16.86696	7,838
2015	$16.86696	$16.77889	4,324
2016	$16.77889	$16.27113	8,062
2017	$16.27113	$20.43703	5,416
2018	$20.43703	$20.40471	5,383
Alger Mid Cap Growth Portfolio - Class S
2009	$6.44186	$9.56705	43,771
2010	$9.56705	$11.16335	43,072
2011	$11.16335	$10.01589	37,577
2012	$10.01589	$11.37268	36,740
2013	$11.37268	$15.11418	33,832
2014	$15.11418	$15.95949	25,974
2015	$15.95949	$15.36751	23,505
2016	$15.36751	$15.15679	23,543
2017	$15.15679	$19.21999	19,698
2018	$19.21999	$17.39490	19,456
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.13837	$7.50092	10,944
2010	$7.50092	$8.05901	8,251
2011	$8.05901	$8.30201	5,047
2012	$8.30201	$9.49290	3,871
2013	$9.49290	$12.33337	2,560
2014	$12.33337	$13.52255	6,818
2015	$13.52255	$12.89173	3,050
2016	$12.89173	$14.29903	2,899
2017	$14.29903	$16.11854	2,374
2018	$16.11854	$14.41603	1,978

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.59202	$10.85856	22,691
2010	$10.85856	$12.14597	10,745
2011	$12.14597	$11.58604	8,108
2012	$11.58604	$12.76253	8,191
2013	$12.76253	$14.44794	4,834
2014	$14.44794	$14.96606	3,301
2015	$14.96606	$14.68033	1,190
2016	$14.68033	$14.81865	1,070
2017	$14.81865	$16.54527	945
2018	$16.54527	$15.32706	644
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$9.19296	$12.22315	113,696
2010	$12.22315	$14.02794	99,234
2011	$14.02794	$13.38559	81,510
2012	$13.38559	$15.25789	60,208
2013	$15.25789	$19.61120	48,032
2014	$19.61120	$21.49174	31,061
2015	$21.49174	$21.18176	23,363
2016	$21.18176	$22.39815	18,953
2017	$22.39815	$26.73270	15,044
2018	$26.73270	$24.49526	13,391
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.34241	$9.36017	89,996
2010	$9.36017	$10.55761	82,161
2011	$10.55761	$10.43055	73,532
2012	$10.43055	$11.98312	65,430
2013	$11.98312	$15.03448	51,983
2014	$15.03448	$16.00764	34,923
2015	$16.00764	$15.04555	27,745
2016	$15.04555	$17.38329	21,336
2017	$17.38329	$19.22226	18,967
2018	$19.22226	$17.25546	18,039
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.94724	21,527
2017	$9.94724	$9.83018	15,308
2018	$9.83018	$9.80751	13,129
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.67642	$10.52864	375,156
2010	$10.52864	$10.34141	227,319
2011	$10.34141	$10.15162	175,503
2012	$10.15162	$9.96431	152,402
2013	$9.96431	$9.78095	96,860
2014	$9.78095	$9.60096	73,405
2015	$9.60096	$9.42428	63,074
2016	$9.42428	$9.25168	65,562
2017	$9.25168	$9.12012	57,436
2018	$9.12012	$9.07632	52,440

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.79887	$8.53924	38,566
2010	$8.53924	$10.38137	33,534
2011	$10.38137	$10.18640	28,785
2012	$10.18640	$11.43746	19,969
2013	$11.43746	$15.26739	21,459
2014	$15.26739	$16.63526	16,862
2015	$16.63526	$17.45483	8,713
2016	$17.45483	$17.22701	6,904
2017	$17.22701	$22.79799	4,499
2018	$22.79799	$22.27894	4,291
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.86146	$9.74541	125,207
2010	$9.74541	$10.97414	108,402
2011	$10.97414	$10.96372	105,183
2012	$10.96372	$12.44249	78,586
2013	$12.44249	$16.10927	56,844
2014	$16.10927	$17.91234	45,913
2015	$17.91234	$17.77129	35,540
2016	$17.77129	$19.46372	28,650
2017	$19.46372	$23.19591	16,689
2018	$23.19591	$21.68922	13,317
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$10.06108	$11.40258	75,570
2010	$11.40258	$12.03640	84,463
2011	$12.03640	$12.64551	95,471
2012	$12.64551	$13.10650	68,230
2013	$13.10650	$12.59803	52,859
2014	$12.59803	$13.05963	43,779
2015	$13.05963	$12.70910	34,848
2016	$12.70910	$13.03322	30,458
2017	$13.03322	$13.30425	23,080
2018	$13.30425	$12.95508	21,145
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$9.26590	$11.47907	90,321
2010	$11.47907	$12.71236	73,097
2011	$12.71236	$10.31387	58,688
2012	$10.31387	$12.18550	43,645
2013	$12.18550	$15.56818	33,111
2014	$15.56818	$14.01235	25,565
2015	$14.01235	$14.20647	20,357
2016	$14.20647	$13.20972	18,308
2017	$13.20972	$16.85540	6,314
2018	$16.85540	$14.05216	6,065
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.70829	10,255
2016	$8.70829	$9.70420	8,089
2017	$9.70420	$10.58022	3,980
2018	$10.58022	$9.29811	3,838

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$9.02054	$11.27021	6,618
2010	$11.27021	$12.30173	6,423
2011	$12.30173	$11.28221	5,282
2012	$11.28221	$11.56365	5,157
2013	$11.56365	$13.33121	5,252
2014	$13.33121	$13.45027	5,126
2015	$13.45027	$13.36780	4,962
2016	$13.36780	$13.20714	5,086
2017	$13.20714	$14.88990	1,437
2018	$14.88990	$12.72362	1,247
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$9.35178	8,170
2013	$9.35178	$12.83164	6,781
2014	$12.83164	$13.62304	3,102
2015	$13.62304	$14.00615	1,942
2016	$14.00615	$14.02502	1,546
2017	$14.02502	$17.48811	1,211
2018	$17.48811	$16.49638	650
Invesco V.I. Core Equity Fund - Series II
2009	$7.79288	$9.78902	22,275
2010	$9.78902	$10.49667	18,247
2011	$10.49667	$10.27263	11,937
2012	$10.27263	$11.45469	9,953
2013	$11.45469	$14.49606	8,453
2014	$14.49606	$15.34427	4,714
2015	$15.34427	$14.15633	4,495
2016	$14.15633	$15.28735	4,004
2017	$15.28735	$16.93861	2,013
2018	$16.93861	$15.02701	1,807
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.73371	36,077
2012	$11.73371	$11.77161	30,066
2013	$11.77161	$11.22405	25,380
2014	$11.22405	$11.44399	12,233
2015	$11.44399	$11.23914	11,464
2016	$11.23914	$11.14230	4,717
2017	$11.14230	$11.12556	4,107
2018	$11.12556	$10.95168	2,776
Invesco V.I. Growth and Income Fund - Series II
2009	$9.05382	$11.02874	80,792
2010	$11.02874	$12.14459	62,326
2011	$12.14459	$11.65077	54,832
2012	$11.65077	$13.07538	54,504
2013	$13.07538	$17.16721	40,785
2014	$17.16721	$18.52874	32,997
2015	$18.52874	$17.58342	24,556
2016	$17.58342	$20.61243	16,227
2017	$20.61243	$23.07358	9,183
2018	$23.07358	$19.56809	9,194

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.41843	$12.00404	41,895
2010	$12.00404	$13.40549	32,492
2011	$13.40549	$12.30214	27,704
2012	$12.30214	$13.35619	18,053
2013	$13.35619	$16.84063	13,092
2014	$16.84063	$17.21826	7,918
2015	$17.21826	$16.17628	5,350
2016	$16.17628	$17.96779	4,504
2017	$17.96779	$20.22187	2,136
2018	$20.22187	$17.54501	1,905
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.48146	$11.48265	5,418
2010	$11.48265	$14.34431	8,349
2011	$14.34431	$12.76151	7,157
2012	$12.76151	$13.98111	4,809
2013	$13.98111	$18.74554	6,979
2014	$18.74554	$19.81390	2,745
2015	$19.81390	$19.64992	2,304
2016	$19.64992	$19.39776	1,611
2017	$19.39776	$23.25723	464
2018	$23.25723	$21.48545	431
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.76164	$8.35472	44,712
2010	$8.35472	$8.76974	41,715
2011	$8.76974	$8.31556	38,709
2012	$8.31556	$9.60230	37,547
2013	$9.60230	$12.56048	23,200
2014	$12.56048	$13.11535	16,524
2015	$13.11535	$11.50102	9,023
2016	$11.50102	$13.31202	7,293
2017	$13.31202	$15.31858	5,044
2018	$15.31858	$12.12563	5,183
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.80081	$13.31308	27,947
2010	$13.31308	$14.12789	25,332
2011	$14.12789	$14.05498	27,275
2012	$14.05498	$15.63938	14,497
2013	$15.63938	$18.38989	11,055
2014	$18.38989	$19.53670	9,153
2015	$19.53670	$19.25399	6,679
2016	$19.25399	$19.71588	5,373
2017	$19.71588	$22.86318	5,010
2018	$22.86318	$22.53651	4,740
Janus Henderson Forty Portfolio - Service Shares
2009	$9.91948	$14.21608	28,128
2010	$14.21608	$14.85732	24,915
2011	$14.85732	$13.57068	21,691
2012	$13.57068	$16.49685	20,571
2013	$16.49685	$21.19278	16,015
2014	$21.19278	$22.56210	12,596
2015	$22.56210	$24.78823	13,278
2016	$24.78823	$24.80351	13,006
2017	$24.80351	$31.65091	9,583
2018	$31.65091	$31.59855	8,967

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$10.21208	$13.32279	72,389
2010	$13.32279	$15.08559	68,872
2011	$15.08559	$14.36553	65,242
2012	$14.36553	$15.62071	48,361
2013	$15.62071	$19.28885	40,449
2014	$19.28885	$20.52970	34,274
2015	$20.52970	$19.40630	21,922
2016	$19.40630	$22.62237	12,207
2017	$22.62237	$25.23357	11,098
2018	$25.23357	$21.34325	11,064
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.89917	$12.12601	15,237
2010	$12.12601	$14.87948	16,446
2011	$14.87948	$9.88163	19,281
2012	$9.88163	$10.97668	11,682
2013	$10.97668	$12.31230	9,903
2014	$12.31230	$10.62203	7,299
2015	$10.62203	$9.50752	7,157
2016	$9.50752	$8.70613	5,801
2017	$8.70613	$11.17871	5,321
2018	$11.17871	$9.31085	5,326
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$17.46556	10,102
2016	$17.46556	$18.14483	6,917
2017	$18.14483	$22.81646	4,103
2018	$22.81646	$22.52275	3,606
MFS® Investors Trust Series - Service Class
2009	$8.84471	$10.98660	5,118
2010	$10.98660	$11.95672	6,457
2011	$11.95672	$11.45220	5,226
2012	$11.45220	$13.35663	3,627
2013	$13.35663	$17.27043	2,683
2014	$17.27043	$18.76651	1,924
2015	$18.76651	$18.41073	1,815
2016	$18.41073	$19.57376	281
2017	$19.57376	$23.63856	7
2018	$23.63856	$21.87641	7
MFS® New Discovery Series - Service Class
2009	$6.73802	$10.77465	17,595
2010	$10.77465	$14.37640	14,678
2011	$14.37640	$12.63008	12,009
2012	$12.63008	$14.98638	9,153
2013	$14.98638	$20.77226	9,736
2014	$20.77226	$18.85990	3,524
2015	$18.85990	$18.11376	2,206
2016	$18.11376	$19.34396	1,207
2017	$19.34396	$23.98838	472
2018	$23.98838	$23.13964	230

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$9.21001	$10.64186	50,344
2010	$10.64186	$11.45126	45,966
2011	$11.45126	$11.41803	37,645
2012	$11.41803	$12.43160	32,642
2013	$12.43160	$14.48807	26,229
2014	$14.48807	$15.39126	21,313
2015	$15.39126	$15.01898	18,585
2016	$15.01898	$16.04146	13,424
2017	$16.04146	$17.64008	9,612
2018	$17.64008	$16.29680	7,993
MFS® Value Series - Service Class
2009	$9.58372	$11.51829	9,295
2010	$11.51829	$12.57339	9,542
2011	$12.57339	$12.28369	8,854
2012	$12.28369	$13.97071	12,490
2013	$13.97071	$18.59345	7,954
2014	$18.59345	$20.11138	5,612
2015	$20.11138	$19.55495	4,034
2016	$19.55495	$21.83837	2,780
2017	$21.83837	$25.15584	1,811
2018	$25.15584	$22.13270	1,749
MFS® VIT II High Yield - Service Class
2013	$10.00000	$15.28970	12,190
2014	$15.28970	$15.38706	6,238
2015	$15.38706	$14.43455	2,410
2016	$14.43455	$16.10157	1,951
2017	$16.10157	$16.80276	1,485
2018	$16.80276	$15.95721	1,035
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.08557	$11.48506	3,587
2010	$11.48506	$13.82169	3,506
2011	$13.82169	$13.15399	3,311
2012	$13.15399	$14.72435	1,249
2013	$14.72435	$21.34919	3,244
2014	$21.34919	$22.23012	3,053
2015	$22.23012	$24.43023	2,790
2016	$24.43023	$23.51858	1,365
2017	$23.51858	$32.97223	449
2018	$32.97223	$34.72295	392
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.77862	$12.33227	73,826
2010	$12.33227	$15.67850	61,930
2011	$15.67850	$16.26040	51,391
2012	$16.26040	$18.45196	38,252
2013	$18.45196	$18.42788	33,206
2014	$18.42788	$23.40965	23,789
2015	$23.40965	$23.41828	22,021
2016	$23.41828	$24.49144	19,028
2017	$24.49144	$24.73089	17,138
2018	$24.73089	$22.33830	16,139

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$6.10899	$7.93033	9,200
2010	$7.93033	$9.89798	11,436
2011	$9.89798	$9.79647	9,139
2012	$9.79647	$11.16905	6,203
2013	$11.16905	$14.86794	7,955
2014	$14.86794	$15.39905	4,302
2015	$15.39905	$16.07355	5,257
2016	$16.07355	$16.10503	2,709
2017	$16.10503	$20.30726	2,277
2018	$20.30726	$18.67449	2,206
Oppenheimer Global Fund/VA - Service Shares
2009	$8.91529	$12.19401	42,947
2010	$12.19401	$13.84805	33,917
2011	$13.84805	$12.43327	30,528
2012	$12.43327	$14.75933	29,609
2013	$14.75933	$18.39645	16,586
2014	$18.39645	$18.42734	10,402
2015	$18.42734	$18.75061	8,719
2016	$18.75061	$18.37575	4,410
2017	$18.37575	$24.58937	2,482
2018	$24.58937	$20.90140	2,090
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$8.04399	$10.80710	63,118
2010	$10.80710	$13.05300	49,359
2011	$13.05300	$12.50668	42,436
2012	$12.50668	$14.44378	34,744
2013	$14.44378	$19.93580	33,505
2014	$19.93580	$21.84745	24,457
2015	$21.84745	$20.13652	14,242
2016	$20.13652	$23.25797	9,989
2017	$23.25797	$26.00613	6,683
2018	$26.00613	$22.83435	6,255
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.42470	$11.83128	37,255
2010	$11.83128	$12.59947	35,096
2011	$12.59947	$13.20365	32,720
2012	$13.20365	$14.36456	29,990
2013	$14.36456	$14.16953	22,543
2014	$14.16953	$15.45942	16,273
2015	$15.45942	$15.21774	11,297
2016	$15.21774	$15.90431	6,836
2017	$15.90431	$16.04321	6,341
2018	$16.04321	$16.08006	5,548
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.35365	$12.03147	117,075
2010	$12.03147	$12.76676	91,965
2011	$12.76676	$13.99413	77,986
2012	$13.99413	$14.93709	93,242
2013	$14.93709	$13.30930	47,557
2014	$13.30930	$13.46692	36,124
2015	$13.46692	$12.86021	29,851
2016	$12.86021	$13.27870	22,742
2017	$13.27870	$13.51075	20,778
2018	$13.51075	$12.96766	18,557

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.52139	$12.89966	130,197
2010	$12.89966	$13.68876	153,243
2011	$13.68876	$13.92132	130,611
2012	$13.92132	$14.97360	96,329
2013	$14.97360	$14.40833	72,249
2014	$14.40833	$14.74678	55,539
2015	$14.74678	$14.53891	49,553
2016	$14.53891	$14.65265	30,972
2017	$14.65265	$15.09012	23,274
2018	$15.09012	$14.73180	21,481
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.21949	$10.04731	76,599
2010	$10.04731	$11.43948	64,255
2011	$11.43948	$11.38115	60,094
2012	$11.38115	$13.17024	53,693
2013	$13.17024	$18.20743	48,353
2014	$18.20743	$19.45054	29,892
2015	$19.45054	$21.15207	23,705
2016	$21.15207	$20.87321	16,156
2017	$20.87321	$27.83029	10,671
2018	$27.83029	$27.76540	9,582
T. Rowe Price Equity Income Portfolio - II
2009	$8.28815	$10.18893	130,348
2010	$10.18893	$11.47487	117,819
2011	$11.47487	$11.14817	105,808
2012	$11.14817	$12.79307	93,194
2013	$12.79307	$16.24887	71,539
2014	$16.24887	$17.08111	55,741
2015	$17.08111	$15.57383	44,731
2016	$15.57383	$18.16876	31,452
2017	$18.16876	$20.64015	24,108
2018	$20.64015	$18.29419	23,469
VanEck VIP Emerging Markets Fund - Initial Class
2009	$9.97922	$20.88037	11,084
2010	$20.88037	$25.99531	11,481
2011	$25.99531	$18.94782	11,119
2012	$18.94782	$24.13989	10,610
2013	$24.13989	$26.54136	8,450
2014	$26.54136	$25.94217	6,411
2015	$25.94217	$21.89921	6,450
2016	$21.89921	$21.51726	4,763
2017	$21.51726	$31.90142	2,995
2018	$31.90142	$23.95649	2,912
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$17.01213	$26.30417	22,286
2010	$26.30417	$33.36602	15,744
2011	$33.36602	$27.36201	16,181
2012	$27.36201	$27.76389	15,287
2013	$27.76389	$30.12079	13,904
2014	$30.12079	$23.91528	14,335
2015	$23.91528	$15.62135	16,040
2016	$15.62135	$22.03535	14,320
2017	$22.03535	$21.26287	12,039
2018	$21.26287	$14.96758	10,494

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.90388	$12.01291	56,054
2010	$12.01291	$13.52349	52,022
2011	$13.52349	$13.44262	47,201
2012	$13.44262	$15.57815	39,499
2013	$15.57815	$16.21613	31,679
2014	$16.21613	$15.67588	24,181
2015	$15.67588	$14.45060	21,557
2016	$14.45060	$16.36234	17,777
2017	$16.36234	$17.41496	13,396
2018	$17.41496	$16.38070	12,774
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
with EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)
Mortality & Expense = 1.80

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.32246	$13.78098	2,843
2010	$13.78098	$15.36158	2,643
2011	$15.36158	$14.97581	1,121
2012	$14.97581	$17.31903	1,037
2013	$17.31903	$22.90100	909
2014	$22.90100	$25.48676	834
2015	$25.48676	$26.48117	701
2016	$26.48117	$26.03671	731
2017	$26.03671	$33.39722	640
2018	$33.39722	$32.64108	611
Alger Large Cap Growth Portfolio - Class S
2009	$7.00899	$10.12466	641
2010	$10.12466	$11.21432	641
2011	$11.21432	$10.91778	641
2012	$10.91778	$11.71424	64
2013	$11.71424	$15.46510	58
2014	$15.46510	$16.77341	53
2015	$16.77341	$16.67733	52
2016	$16.67733	$16.16442	54
2017	$16.16442	$20.29279	46
2018	$20.29279	$20.25047	40
Alger Mid Cap Growth Portfolio - Class S
2009	$6.42575	$9.53827	2,991
2010	$9.53827	$11.12411	2,459
2011	$11.12411	$9.97561	2,036
2012	$9.97561	$11.32115	690
2013	$11.32115	$15.03804	280
2014	$15.03804	$15.87101	270
2015	$15.87101	$15.27453	259
2016	$15.27453	$15.05744	265
2017	$15.05744	$19.08440	233
2018	$19.08440	$17.26346	210
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.13310	$7.49068	0
2010	$7.49068	$8.04390	0
2011	$8.04390	$8.28223	0
2012	$8.28223	$9.46546	0
2013	$9.46546	$12.29146	0
2014	$12.29146	$13.46975	0
2015	$13.46975	$12.83484	0
2016	$12.83484	$14.22871	0
2017	$14.22871	$16.03121	0
2018	$16.03121	$14.33067	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.57054	$10.82591	2,210
2010	$10.82591	$12.10329	2,210
2011	$12.10329	$11.53946	2,210
2012	$11.53946	$12.70473	0
2013	$12.70473	$14.37518	0
2014	$14.37518	$14.88309	0
2015	$14.88309	$14.59151	0
2016	$14.59151	$14.72151	0
2017	$14.72151	$16.42854	0
2018	$16.42854	$15.21123	0
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$9.16999	$12.18640	8,927
2010	$12.18640	$13.97865	8,674
2011	$13.97865	$13.33179	8,680
2012	$13.33179	$15.18880	5,668
2013	$15.18880	$19.51246	2,157
2014	$19.51246	$21.37263	978
2015	$21.37263	$21.05364	736
2016	$21.05364	$22.25137	729
2017	$22.25137	$26.54416	676
2018	$26.54416	$24.31019	680
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.32406	$9.33201	3,214
2010	$9.33201	$10.52048	3,141
2011	$10.52048	$10.38857	3,114
2012	$10.38857	$11.92881	405
2013	$11.92881	$14.95871	278
2014	$14.95871	$15.91884	210
2015	$15.91884	$14.95447	185
2016	$14.95447	$17.26929	178
2017	$17.26929	$19.08661	161
2018	$19.08661	$17.12502	159
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.94558	759
2017	$9.94558	$9.82361	801
2018	$9.82361	$9.79600	823
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.64972	$10.49695	13,102
2010	$10.49695	$10.30503	14,327
2011	$10.30503	$10.11078	9,778
2012	$10.11078	$9.91915	5,756
2013	$9.91915	$9.73166	5,329
2014	$9.73166	$9.54771	4,900
2015	$9.54771	$9.36725	4,312
2016	$9.36725	$9.19103	4,510
2017	$9.19103	$9.05577	5,068
2018	$9.05577	$9.00772	4,804

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.78187	$8.51353	2,528
2010	$8.51353	$10.34485	2,133
2011	$10.34485	$10.14541	733
2012	$10.14541	$11.38561	415
2013	$11.38561	$15.19044	381
2014	$15.19044	$16.54298	333
2015	$16.54298	$17.34916	314
2016	$17.34916	$17.11403	326
2017	$17.11403	$22.63709	275
2018	$22.63709	$22.11053	229
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.84181	$9.71609	15,967
2010	$9.71609	$10.93556	15,476
2011	$10.93556	$10.91963	11,082
2012	$10.91963	$12.38612	6,365
2013	$12.38612	$16.02812	3,620
2014	$16.02812	$17.81303	2,824
2015	$17.81303	$17.66375	2,396
2016	$17.66375	$19.33611	2,262
2017	$19.33611	$23.03224	2,170
2018	$23.03224	$21.52528	2,140
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$10.03596	$11.36832	5,296
2010	$11.36832	$11.99413	5,455
2011	$11.99413	$12.59470	3,337
2012	$12.59470	$13.04717	1,916
2013	$13.04717	$12.53461	1,648
2014	$12.53461	$12.98726	1,373
2015	$12.98726	$12.63224	1,186
2016	$12.63224	$12.94783	1,204
2017	$12.94783	$13.21044	1,319
2018	$13.21044	$12.85723	1,285
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$9.24274	$11.44454	4,512
2010	$11.44454	$12.66767	4,335
2011	$12.66767	$10.27239	2,129
2012	$10.27239	$12.13030	1,787
2013	$12.13030	$15.48977	1,577
2014	$15.48977	$13.93467	1,779
2015	$13.93467	$14.12050	1,496
2016	$14.12050	$13.12311	1,624
2017	$13.12311	$16.73647	1,453
2018	$16.73647	$13.94595	1,591
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.70533	2,339
2016	$8.70533	$9.69598	2,105
2017	$9.69598	$10.56595	2,200
2018	$10.56595	$9.28087	2,286

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$8.99800	$11.23632	474
2010	$11.23632	$12.25850	463
2011	$12.25850	$11.23684	457
2012	$11.23684	$11.51127	511
2013	$11.51127	$13.26406	516
2014	$13.26406	$13.37571	546
2015	$13.37571	$13.28693	524
2016	$13.28693	$13.12056	551
2017	$13.12056	$14.78485	554
2018	$14.78485	$12.62745	566
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$9.30941	0
2013	$9.30941	$12.76699	0
2014	$12.76699	$13.54749	0
2015	$13.54749	$13.92139	0
2016	$13.92139	$13.93307	0
2017	$13.93307	$17.36473	0
2018	$17.36473	$16.37171	0
Invesco V.I. Core Equity Fund - Series II
2009	$7.78225	$9.77068	117
2010	$9.77068	$10.47167	117
2011	$10.47167	$10.24295	117
2012	$10.24295	$11.41575	117
2013	$11.41575	$14.43943	0
2014	$14.43943	$15.27654	0
2015	$15.27654	$14.08666	0
2016	$14.08666	$15.20440	0
2017	$15.20440	$16.83824	0
2018	$16.83824	$14.93042	0
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.68654	3,399
2012	$11.68654	$11.71829	1,704
2013	$11.71829	$11.16752	162
2014	$11.16752	$11.38056	162
2015	$11.38056	$11.17115	161
2016	$11.17115	$11.06928	160
2017	$11.06928	$11.04709	160
2018	$11.04709	$10.86894	160
Invesco V.I. Growth and Income Fund - Series II
2009	$9.03121	$10.99559	7,229
2010	$10.99559	$12.10192	7,067
2011	$12.10192	$11.60392	3,285
2012	$11.60392	$13.01616	2,665
2013	$13.01616	$17.08078	2,394
2014	$17.08078	$18.42605	2,100
2015	$18.42605	$17.47707	1,860
2016	$17.47707	$20.47734	1,625
2017	$20.47734	$22.91084	1,648
2018	$22.91084	$19.42026	1,799

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.39487	$11.96791	6,750
2010	$11.96791	$13.35833	6,678
2011	$13.35833	$12.25263	6,823
2012	$12.25263	$13.29566	3,464
2013	$13.29566	$16.75577	1,323
2014	$16.75577	$17.12278	484
2015	$17.12278	$16.07837	318
2016	$16.07837	$17.84997	316
2017	$17.84997	$20.07918	315
2018	$20.07918	$17.41240	315
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.46276	$11.44811	258
2010	$11.44811	$14.29387	54
2011	$14.29387	$12.71017	0
2012	$12.71017	$13.91776	0
2013	$13.91776	$18.65109	0
2014	$18.65109	$19.70403	0
2015	$19.70403	$19.53099	0
2016	$19.53099	$19.27056	0
2017	$19.27056	$23.09311	0
2018	$23.09311	$21.32305	0
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.74723	$8.32956	3,523
2010	$8.32956	$8.73889	2,482
2011	$8.73889	$8.28210	1,299
2012	$8.28210	$9.55876	1,003
2013	$9.55876	$12.49717	101
2014	$12.49717	$13.04258	22
2015	$13.04258	$11.43137	0
2016	$11.43137	$13.22467	0
2017	$13.22467	$15.21042	0
2018	$15.21042	$12.03392	0
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.77383	$13.27305	5,609
2010	$13.27305	$14.07825	5,673
2011	$14.07825	$13.99849	5,605
2012	$13.99849	$15.56856	3,185
2013	$15.56856	$18.29729	1,208
2014	$18.29729	$19.42843	620
2015	$19.42843	$19.13753	502
2016	$19.13753	$19.58667	500
2017	$19.58667	$22.70190	500
2018	$22.70190	$22.36623	500
Janus Henderson Forty Portfolio - Service Shares
2009	$9.89469	$14.17333	1,280
2010	$14.17333	$14.80510	763
2011	$14.80510	$13.51610	0
2012	$13.51610	$16.42213	0
2013	$16.42213	$21.08606	0
2014	$21.08606	$22.43704	0
2015	$22.43704	$24.63827	0
2016	$24.63827	$24.64093	0
2017	$24.64093	$31.42765	0
2018	$31.42765	$31.35980	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$10.18657	$13.28273	9,872
2010	$13.28273	$15.03257	9,600
2011	$15.03257	$14.30776	7,664
2012	$14.30776	$15.54994	4,724
2013	$15.54994	$19.19168	2,578
2014	$19.19168	$20.41588	1,704
2015	$20.41588	$19.28887	1,018
2016	$19.28887	$22.47409	1,009
2017	$22.47409	$25.05558	1,003
2018	$25.05558	$21.18199	1,002
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.88194	$12.08955	877
2010	$12.08955	$14.82721	724
2011	$14.82721	$9.84190	133
2012	$9.84190	$10.92698	133
2013	$10.92698	$12.25031	132
2014	$12.25031	$10.56316	131
2015	$10.56316	$9.45000	131
2016	$9.45000	$8.64906	130
2017	$8.64906	$11.09985	130
2018	$11.09985	$9.24048	130
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$17.35996	1,867
2016	$17.35996	$18.02595	1,846
2017	$18.02595	$22.65560	1,667
2018	$22.65560	$22.35266	1,563
MFS® Investors Trust Series - Service Class
2009	$8.82260	$10.95354	2,472
2010	$10.95354	$11.91467	1,644
2011	$11.91467	$11.40612	980
2012	$11.40612	$13.29611	693
2013	$13.29611	$17.18342	0
2014	$17.18342	$18.66246	0
2015	$18.66246	$18.29933	0
2016	$18.29933	$19.44544	0
2017	$19.44544	$23.47181	0
2018	$23.47181	$21.71110	0
MFS® New Discovery Series - Service Class
2009	$6.72118	$10.74223	760
2010	$10.74223	$14.32585	392
2011	$14.32585	$12.57927	0
2012	$12.57927	$14.91847	0
2013	$14.91847	$20.66759	0
2014	$20.66759	$18.75532	0
2015	$18.75532	$18.00414	0
2016	$18.00414	$19.21714	0
2017	$19.21714	$23.81914	0
2018	$23.81914	$22.96476	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$9.18699	$10.60987	2,013
2010	$10.60987	$11.41102	1,720
2011	$11.41102	$11.37213	1,577
2012	$11.37213	$12.37532	1,091
2013	$12.37532	$14.41514	736
2014	$14.41514	$15.30600	521
2015	$15.30600	$14.92818	464
2016	$14.92818	$15.93638	454
2017	$15.93638	$17.51573	451
2018	$17.51573	$16.17374	448
MFS® Value Series - Service Class
2009	$9.55978	$11.48367	460
2010	$11.48367	$12.52923	484
2011	$12.52923	$12.23433	476
2012	$12.23433	$13.90747	480
2013	$13.90747	$18.49986	413
2014	$18.49986	$19.99996	394
2015	$19.99996	$19.43670	386
2016	$19.43670	$21.69530	372
2017	$21.69530	$24.97848	353
2018	$24.97848	$21.96555	344
MFS® VIT II High Yield - Service Class
2013	$10.00000	$15.21271	398
2014	$15.21271	$15.30180	338
2015	$15.30180	$14.34725	325
2016	$14.34725	$15.99607	325
2017	$15.99607	$16.68427	323
2018	$16.68427	$15.83668	331
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.06786	$11.45053	79
2010	$11.45053	$13.77311	72
2011	$13.77311	$13.10111	75
2012	$13.10111	$14.65768	73
2013	$14.65768	$21.24170	60
2014	$21.24170	$22.10694	13
2015	$22.10694	$24.28247	0
2016	$24.28247	$23.36445	0
2017	$23.36445	$32.73969	0
2018	$32.73969	$34.46062	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.75418	$12.29518	5,378
2010	$12.29518	$15.62340	3,768
2011	$15.62340	$16.19502	3,576
2012	$16.19502	$18.36839	1,847
2013	$18.36839	$18.33507	1,342
2014	$18.33507	$23.27989	787
2015	$23.27989	$23.27662	674
2016	$23.27662	$24.33093	648
2017	$24.33093	$24.55646	693
2018	$24.55646	$22.16954	710

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$6.09755	$7.91146	933
2010	$7.91146	$9.86939	743
2011	$9.86939	$9.76321	0
2012	$9.76321	$11.12545	0
2013	$11.12545	$14.80236	0
2014	$14.80236	$15.32330	0
2015	$15.32330	$15.98635	0
2016	$15.98635	$16.00953	0
2017	$16.00953	$20.17671	0
2018	$20.17671	$18.54506	0
Oppenheimer Global Fund/VA - Service Shares
2009	$8.89300	$12.15733	2,670
2010	$12.15733	$13.79937	2,115
2011	$13.79937	$12.38325	1,273
2012	$12.38325	$14.69246	475
2013	$14.69246	$18.30376	127
2014	$18.30376	$18.32515	127
2015	$18.32515	$18.63714	122
2016	$18.63714	$18.25527	123
2017	$18.25527	$24.41588	99
2018	$24.41588	$20.74343	96
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$8.02388	$10.77458	5,119
2010	$10.77458	$13.00709	4,684
2011	$13.00709	$12.45636	2,023
2012	$12.45636	$14.37831	1,366
2013	$14.37831	$19.83534	1,169
2014	$19.83534	$21.72630	1,098
2015	$21.72630	$20.01466	1,026
2016	$20.01466	$23.10549	935
2017	$23.10549	$25.82264	934
2018	$25.82264	$22.66178	953
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.39864	$11.79568	3,818
2010	$11.79568	$12.55515	3,920
2011	$12.55515	$13.15052	2,012
2012	$13.15052	$14.29947	1,792
2013	$14.29947	$14.09813	2,050
2014	$14.09813	$15.37370	1,975
2015	$15.37370	$15.12564	1,816
2016	$15.12564	$15.80002	1,771
2017	$15.80002	$15.93000	1,941
2018	$15.93000	$15.95852	1,834
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.32778	$11.99530	4,357
2010	$11.99530	$12.72189	4,362
2011	$12.72189	$13.93787	2,412
2012	$13.93787	$14.86946	1,746
2013	$14.86946	$13.24228	1,794
2014	$13.24228	$13.39228	1,808
2015	$13.39228	$12.78242	1,711
2016	$12.78242	$13.19168	1,718
2017	$13.19168	$13.41546	1,856
2018	$13.41546	$12.86969	1,850

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.49260	$12.86087	7,052
2010	$12.86087	$13.64064	6,399
2011	$13.64064	$13.86534	4,249
2012	$13.86534	$14.90578	2,131
2013	$14.90578	$14.33575	1,698
2014	$14.33575	$14.66503	1,699
2015	$14.66503	$14.45094	1,552
2016	$14.45094	$14.55659	1,583
2017	$14.55659	$14.98365	1,690
2018	$14.98365	$14.62047	1,671
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.20144	$10.01708	7,721
2010	$10.01708	$11.39927	7,497
2011	$11.39927	$11.33538	3,416
2012	$11.33538	$13.11057	3,151
2013	$13.11057	$18.11572	2,641
2014	$18.11572	$19.34271	2,456
2015	$19.34271	$21.02410	1,949
2016	$21.02410	$20.73638	1,998
2017	$20.73638	$27.63396	1,714
2018	$27.63396	$27.55560	1,576
T. Rowe Price Equity Income Portfolio - II
2009	$8.26743	$10.15829	10,548
2010	$10.15829	$11.43454	10,360
2011	$11.43454	$11.10335	6,337
2012	$11.10335	$12.73512	3,346
2013	$12.73512	$16.16703	3,110
2014	$16.16703	$16.98642	2,891
2015	$16.98642	$15.47960	2,711
2016	$15.47960	$18.04966	2,386
2017	$18.04966	$20.49455	2,364
2018	$20.49455	$18.15595	2,431
VanEck VIP Emerging Markets Fund - Initial Class
2009	$9.95427	$20.81756	2,799
2010	$20.81756	$25.90396	852
2011	$25.90396	$18.87162	233
2012	$18.87162	$24.03054	0
2013	$24.03054	$26.40767	0
2014	$26.40767	$25.79833	0
2015	$25.79833	$21.76669	0
2016	$21.76669	$21.37618	0
2017	$21.37618	$31.67634	0
2018	$31.67634	$23.77543	0
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$16.96962	$26.22507	2,889
2010	$26.22507	$33.24877	488
2011	$33.24877	$27.25198	85
2012	$27.25198	$27.63810	0
2013	$27.63810	$29.96906	0
2014	$29.96906	$23.78266	0
2015	$23.78266	$15.52679	0
2016	$15.52679	$21.89084	0
2017	$21.89084	$21.11280	0
2018	$21.11280	$14.85442	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.88414	$11.97682	7,854
2010	$11.97682	$13.47598	7,086
2011	$13.47598	$13.38859	4,825
2012	$13.38859	$15.50762	2,931
2013	$15.50762	$16.13450	1,818
2014	$16.13450	$15.58900	1,568
2015	$15.58900	$14.36319	1,485
2016	$14.36319	$16.25510	1,458
2017	$16.25510	$17.29213	1,447
2018	$17.29213	$16.25695	1,461
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)
Mortality & Expense = 1.85

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.29914	$13.73949	0
2010	$13.73949	$15.30753	0
2011	$15.30753	$14.91551	0
2012	$14.91551	$17.24050	0
2013	$17.24050	$22.78554	0
2014	$22.78554	$25.34534	0
2015	$25.34534	$26.32081	472
2016	$26.32081	$25.86590	452
2017	$25.86590	$33.16142	313
2018	$33.16142	$32.39422	205
Alger Large Cap Growth Portfolio - Class S
2009	$6.99147	$10.09422	0
2010	$10.09422	$11.17492	0
2011	$11.17492	$10.87389	0
2012	$10.87389	$11.66119	0
2013	$11.66119	$15.38723	0
2014	$15.38723	$16.68044	0
2015	$16.68044	$16.57644	715
2016	$16.57644	$16.05847	685
2017	$16.05847	$20.14964	475
2018	$20.14964	$20.09745	311
Alger Mid Cap Growth Portfolio - Class S
2009	$6.40966	$9.50954	818
2010	$9.50954	$11.08496	818
2011	$11.08496	$9.93544	0
2012	$9.93544	$11.26980	0
2013	$11.26980	$14.96220	0
2014	$14.96220	$15.78291	0
2015	$15.78291	$15.18199	0
2016	$15.18199	$14.95861	0
2017	$14.95861	$18.94962	0
2018	$18.94962	$17.13285	0
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.12784	$7.48043	2,118
2010	$7.48043	$8.02881	2,118
2011	$8.02881	$8.26248	0
2012	$8.26248	$9.43806	0
2013	$9.43806	$12.24964	0
2014	$12.24964	$13.41706	0
2015	$13.41706	$12.77813	935
2016	$12.77813	$14.15863	896
2017	$14.15863	$15.94423	621
2018	$15.94423	$14.24570	406

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.54910	$10.79332	1,277
2010	$10.79332	$12.06071	1,056
2011	$12.06071	$11.49301	1,905
2012	$11.49301	$12.64712	1,086
2013	$12.64712	$14.30270	955
2014	$14.30270	$14.80050	930
2015	$14.80050	$14.50314	0
2016	$14.50314	$14.62492	0
2017	$14.62492	$16.31254	0
2018	$16.31254	$15.09619	0
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$9.14706	$12.14972	1,769
2010	$12.14972	$13.92949	154
2011	$13.92949	$13.27813	154
2012	$13.27813	$15.11994	154
2013	$15.11994	$19.41410	0
2014	$19.41410	$21.25406	2,525
2015	$21.25406	$20.92616	3,102
2016	$20.92616	$22.10540	2,972
2017	$22.10540	$26.35677	2,059
2018	$26.35677	$24.12635	1,348
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.30574	$9.30393	9,851
2010	$9.30393	$10.48349	0
2011	$10.48349	$10.34679	0
2012	$10.34679	$11.87476	0
2013	$11.87476	$14.88335	0
2014	$14.88335	$15.83056	3,339
2015	$15.83056	$14.86396	3,339
2016	$14.86396	$17.15605	3,200
2017	$17.15605	$18.95191	2,217
2018	$18.95191	$16.99557	1,451
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.94392	0
2017	$9.94392	$9.81701	0
2018	$9.81701	$9.78447	0
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.62315	$10.46543	67,465
2010	$10.46543	$10.26884	52,848
2011	$10.26884	$10.07015	52,967
2012	$10.07015	$9.87424	53,458
2013	$9.87424	$9.68266	69,264
2014	$9.68266	$9.49480	59,070
2015	$9.49480	$9.31058	47,967
2016	$9.31058	$9.13078	37,017
2017	$9.13078	$8.99188	33,620
2018	$8.99188	$8.93965	30,974

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.76489	$8.48790	0
2010	$8.48790	$10.30845	0
2011	$10.30845	$10.10458	0
2012	$10.10458	$11.33400	0
2013	$11.33400	$15.11388	0
2014	$15.11388	$16.45121	0
2015	$16.45121	$17.24412	0
2016	$17.24412	$17.00177	0
2017	$17.00177	$22.47731	0
2018	$22.47731	$21.94336	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.82221	$9.68687	3,295
2010	$9.68687	$10.89711	2,925
2011	$10.89711	$10.87570	1,336
2012	$10.87570	$12.32999	1,275
2013	$12.32999	$15.94737	859
2014	$15.94737	$17.71426	771
2015	$17.71426	$17.55686	0
2016	$17.55686	$19.20934	0
2017	$19.20934	$22.86973	0
2018	$22.86973	$21.36260	0
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$10.01087	$11.33412	12,284
2010	$11.33412	$11.95195	4,970
2011	$11.95195	$12.54404	2,861
2012	$12.54404	$12.98805	2,861
2013	$12.98805	$12.47144	2,861
2014	$12.47144	$12.91523	2,861
2015	$12.91523	$12.55577	1,153
2016	$12.55577	$12.86290	0
2017	$12.86290	$13.11720	0
2018	$13.11720	$12.76002	0
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$9.21963	$11.41010	2,609
2010	$11.41010	$12.62311	326
2011	$12.62311	$10.23104	326
2012	$10.23104	$12.07529	326
2013	$12.07529	$15.41168	0
2014	$15.41168	$13.85735	0
2015	$13.85735	$14.03500	0
2016	$14.03500	$13.03702	0
2017	$13.03702	$16.61831	0
2018	$16.61831	$13.84050	0
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.70235	0
2016	$8.70235	$9.68773	0
2017	$9.68773	$10.55165	0
2018	$10.55165	$9.26363	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$8.97549	$11.20250	1,054
2010	$11.20250	$12.21538	0
2011	$12.21538	$11.19163	0
2012	$11.19163	$11.45909	0
2013	$11.45909	$13.19721	0
2014	$13.19721	$13.30152	0
2015	$13.30152	$13.20650	0
2016	$13.20650	$13.03451	0
2017	$13.03451	$14.68050	0
2018	$14.68050	$12.53198	0
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$9.26724	0
2013	$9.26724	$12.70268	0
2014	$12.70268	$13.47238	0
2015	$13.47238	$13.83715	0
2016	$13.83715	$13.84172	0
2017	$13.84172	$17.24221	0
2018	$17.24221	$16.24798	0
Invesco V.I. Core Equity Fund - Series II
2009	$7.77163	$9.75237	0
2010	$9.75237	$10.44672	0
2011	$10.44672	$10.21336	0
2012	$10.21336	$11.37695	0
2013	$11.37695	$14.38303	0
2014	$14.38303	$15.20911	0
2015	$15.20911	$14.01733	0
2016	$14.01733	$15.12189	0
2017	$15.12189	$16.73844	0
2018	$16.73844	$14.83441	0
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.63954	2,195
2012	$11.63954	$11.66520	2,356
2013	$11.66520	$11.11125	2,453
2014	$11.11125	$11.31744	2,440
2015	$11.31744	$11.10352	0
2016	$11.10352	$10.99668	0
2017	$10.99668	$10.96910	0
2018	$10.96910	$10.78677	0
Invesco V.I. Growth and Income Fund - Series II
2009	$9.00862	$10.96250	8,878
2010	$10.96250	$12.05936	13,530
2011	$12.05936	$11.55724	13,530
2012	$11.55724	$12.95717	13,530
2013	$12.95717	$16.99470	6,103
2014	$16.99470	$18.32386	6,103
2015	$18.32386	$17.37128	6,584
2016	$17.37128	$20.34306	6,563
2017	$20.34306	$22.74914	6,422
2018	$22.74914	$19.27344	6,312

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.37139	$11.93193	3,223
2010	$11.93193	$13.31140	4,687
2011	$13.31140	$12.20337	5,385
2012	$12.20337	$13.23542	4,687
2013	$13.23542	$16.67136	2,523
2014	$16.67136	$17.02782	2,523
2015	$17.02782	$15.98106	3,032
2016	$15.98106	$17.73293	3,011
2017	$17.73293	$19.93748	2,861
2018	$19.93748	$17.28077	2,744
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.44409	$11.41366	0
2010	$11.41366	$14.24359	0
2011	$14.24359	$12.65901	0
2012	$12.65901	$13.85466	0
2013	$13.85466	$18.55707	0
2014	$18.55707	$19.59471	0
2015	$19.59471	$19.41274	0
2016	$19.41274	$19.14415	0
2017	$19.14415	$22.93008	0
2018	$22.93008	$21.16180	0
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.73286	$8.30451	0
2010	$8.30451	$8.70818	0
2011	$8.70818	$8.24879	0
2012	$8.24879	$9.51546	0
2013	$9.51546	$12.43422	0
2014	$12.43422	$12.97028	0
2015	$12.97028	$11.36221	0
2016	$11.36221	$13.13799	0
2017	$13.13799	$15.10313	0
2018	$15.10313	$11.94300	0
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.74688	$13.23312	1,042
2010	$13.23312	$14.02874	908
2011	$14.02874	$13.94217	916
2012	$13.94217	$15.49801	887
2013	$15.49801	$18.20510	751
2014	$18.20510	$19.32068	710
2015	$19.32068	$19.02169	0
2016	$19.02169	$19.45822	0
2017	$19.45822	$22.54169	0
2018	$22.54169	$22.19715	0
Janus Henderson Forty Portfolio - Service Shares
2009	$9.86995	$14.13070	0
2010	$14.13070	$14.75305	0
2011	$14.75305	$13.46174	0
2012	$13.46174	$16.34773	0
2013	$16.34773	$20.97985	0
2014	$20.97985	$22.31264	0
2015	$22.31264	$24.48918	0
2016	$24.48918	$24.47939	0
2017	$24.47939	$31.20593	0
2018	$31.20593	$31.12281	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$10.16111	$13.24277	4,254
2010	$13.24277	$14.97971	848
2011	$14.97971	$14.25019	1,523
2012	$14.25019	$15.47946	888
2013	$15.47946	$19.09497	717
2014	$19.09497	$20.30265	673
2015	$20.30265	$19.17211	0
2016	$19.17211	$22.32668	0
2017	$22.32668	$24.87873	0
2018	$24.87873	$21.02183	0
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.86471	$12.05313	1,181
2010	$12.05313	$14.77503	0
2011	$14.77503	$9.80226	0
2012	$9.80226	$10.87739	0
2013	$10.87739	$12.18850	0
2014	$12.18850	$10.50450	0
2015	$10.50450	$9.39274	0
2016	$9.39274	$8.59228	0
2017	$8.59228	$11.02145	0
2018	$11.02145	$9.17057	0
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$17.25481	0
2016	$17.25481	$17.90767	0
2017	$17.90767	$22.49561	0
2018	$22.49561	$22.18358	0
MFS® Investors Trust Series - Service Class
2009	$8.80053	$10.92056	0
2010	$10.92056	$11.87276	0
2011	$11.87276	$11.36021	0
2012	$11.36021	$13.23583	0
2013	$13.23583	$17.09681	0
2014	$17.09681	$18.55894	0
2015	$18.55894	$18.18854	0
2016	$18.18854	$19.31788	0
2017	$19.31788	$23.30610	0
2018	$23.30610	$21.54691	0
MFS® New Discovery Series - Service Class
2009	$6.70435	$10.70989	0
2010	$10.70989	$14.27546	0
2011	$14.27546	$12.52863	0
2012	$12.52863	$14.85083	0
2013	$14.85083	$20.56343	0
2014	$20.56343	$18.65126	0
2015	$18.65126	$17.89512	0
2016	$17.89512	$19.09105	0
2017	$19.09105	$23.65096	0
2018	$23.65096	$22.79108	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$9.16401	$10.57793	1,300
2010	$10.57793	$11.37087	1,121
2011	$11.37087	$11.32637	1,128
2012	$11.32637	$12.31922	1,115
2013	$12.31922	$14.34248	952
2014	$14.34248	$15.22108	901
2015	$15.22108	$14.83778	0
2016	$14.83778	$15.83183	0
2017	$15.83183	$17.39207	0
2018	$17.39207	$16.05143	0
MFS® Value Series - Service Class
2009	$9.53586	$11.44909	0
2010	$11.44909	$12.48512	0
2011	$12.48512	$12.18505	0
2012	$12.18505	$13.84437	0
2013	$13.84437	$18.40655	0
2014	$18.40655	$19.88893	0
2015	$19.88893	$19.31896	0
2016	$19.31896	$21.55292	0
2017	$21.55292	$24.80209	0
2018	$24.80209	$21.79939	0
MFS® VIT II High Yield - Service Class
2013	$10.00000	$15.13605	0
2014	$15.13605	$15.21691	0
2015	$15.21691	$14.26039	0
2016	$14.26039	$15.89114	0
2017	$15.89114	$16.56650	0
2018	$16.56650	$15.71694	0
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.05018	$11.41606	0
2010	$11.41606	$13.72467	0
2011	$13.72467	$13.04840	0
2012	$13.04840	$14.59123	0
2013	$14.59123	$21.13466	0
2014	$21.13466	$21.98432	0
2015	$21.98432	$24.13547	0
2016	$24.13547	$23.21121	0
2017	$23.21121	$32.50861	0
2018	$32.50861	$34.20009	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.72977	$12.25816	17,179
2010	$12.25816	$15.56843	9,958
2011	$15.56843	$16.12983	9,865
2012	$16.12983	$18.28509	9,702
2013	$18.28509	$18.24262	11,004
2014	$18.24262	$23.15071	10,378
2015	$23.15071	$23.13566	6,234
2016	$23.13566	$24.17132	4,904
2017	$24.17132	$24.38309	4,086
2018	$24.38309	$22.00187	3,449

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$6.08613	$7.89261	0
2010	$7.89261	$9.84086	0
2011	$9.84086	$9.73003	0
2012	$9.73003	$11.08198	0
2013	$11.08198	$14.73700	0
2014	$14.73700	$15.24788	0
2015	$15.24788	$15.89956	0
2016	$15.89956	$15.91451	0
2017	$15.91451	$20.04687	0
2018	$20.04687	$18.41640	0
Oppenheimer Global Fund/VA - Service Shares
2009	$8.87076	$12.12074	4,442
2010	$12.12074	$13.75083	6,978
2011	$13.75083	$12.33342	6,978
2012	$12.33342	$14.62585	6,978
2013	$14.62585	$18.21151	8,293
2014	$18.21151	$18.22350	8,293
2015	$18.22350	$18.52431	8,741
2016	$18.52431	$18.13553	8,543
2017	$18.13553	$24.24355	7,151
2018	$24.24355	$20.58659	6,066
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$8.00381	$10.74214	4,623
2010	$10.74214	$12.96134	5,980
2011	$12.96134	$12.40623	5,980
2012	$12.40623	$14.31315	5,980
2013	$14.31315	$19.73539	4,338
2014	$19.73539	$21.60580	3,890
2015	$21.60580	$19.89350	3,011
2016	$19.89350	$22.95395	1,969
2017	$22.95395	$25.64038	1,582
2018	$25.64038	$22.49044	1,487
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.37265	$11.76021	243
2010	$11.76021	$12.51102	2,138
2011	$12.51102	$13.09764	0
2012	$13.09764	$14.23470	0
2013	$14.23470	$14.02712	0
2014	$14.02712	$15.28847	0
2015	$15.28847	$15.03411	0
2016	$15.03411	$15.69643	0
2017	$15.69643	$15.81759	0
2018	$15.81759	$15.83789	0
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.30197	$11.95922	5,258
2010	$11.95922	$12.67716	7,554
2011	$12.67716	$13.88181	4,528
2012	$13.88181	$14.80207	4,528
2013	$14.80207	$13.17554	4,197
2014	$13.17554	$13.31800	4,197
2015	$13.31800	$12.70504	4,197
2016	$12.70504	$13.10515	4,197
2017	$13.10515	$13.32075	4,197
2018	$13.32075	$12.77238	4,197

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.46388	$12.82219	22,266
2010	$12.82219	$13.59269	16,747
2011	$13.59269	$13.80958	13,175
2012	$13.80958	$14.83826	15,904
2013	$14.83826	$14.26355	7,364
2014	$14.26355	$14.58374	7,348
2015	$14.58374	$14.36350	3,747
2016	$14.36350	$14.46116	2,597
2017	$14.46116	$14.87794	2,597
2018	$14.87794	$14.50998	2,597
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.18343	$9.98695	3,494
2010	$9.98695	$11.35919	2,841
2011	$11.35919	$11.28979	2,841
2012	$11.28979	$13.05117	2,841
2013	$13.05117	$18.02446	2,841
2014	$18.02446	$19.23546	2,841
2015	$19.23546	$20.89686	1,145
2016	$20.89686	$20.60041	0
2017	$20.60041	$27.43897	0
2018	$27.43897	$27.34731	0
T. Rowe Price Equity Income Portfolio - II
2009	$8.24676	$10.12771	5,804
2010	$10.12771	$11.39432	1,117
2011	$11.39432	$11.05867	1,155
2012	$11.05867	$12.67740	1,084
2013	$12.67740	$16.08557	850
2014	$16.08557	$16.89221	809
2015	$16.89221	$15.38591	0
2016	$15.38591	$17.93131	0
2017	$17.93131	$20.34993	0
2018	$20.34993	$18.01871	0
VanEck VIP Emerging Markets Fund - Initial Class
2009	$9.92937	$20.75492	0
2010	$20.75492	$25.81287	0
2011	$25.81287	$18.79567	0
2012	$18.79567	$23.92161	0
2013	$23.92161	$26.27458	0
2014	$26.27458	$25.65522	0
2015	$25.65522	$21.63489	0
2016	$21.63489	$21.23594	0
2017	$21.23594	$31.45272	0
2018	$31.45272	$23.59563	0
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$16.92719	$26.14616	0
2010	$26.14616	$33.13185	512
2011	$33.13185	$27.14232	512
2012	$27.14232	$27.51282	512
2013	$27.51282	$29.81800	512
2014	$29.81800	$23.65069	512
2015	$23.65069	$15.43274	512
2016	$15.43274	$21.74720	491
2017	$21.74720	$20.96373	340
2018	$20.96373	$14.74205	223

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.86442	$11.94078	13,067
2010	$11.94078	$13.42860	8,781
2011	$13.42860	$13.33473	8,467
2012	$13.33473	$15.43734	7,620
2013	$15.43734	$16.05319	4,318
2014	$16.05319	$15.50254	4,397
2015	$15.50254	$14.27624	1,769
2016	$14.27624	$16.14849	1,196
2017	$16.14849	$17.17008	1,196
2018	$17.17008	$16.13404	1,196
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
with EBP (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)
Mortality & Expense = 1.95

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.25266	$13.65689	2,028
2010	$13.65689	$15.20001	1,468
2011	$15.20001	$14.79567	1,417
2012	$14.79567	$17.08449	2,056
2013	$17.08449	$22.55635	1,248
2014	$22.55635	$25.06483	1,796
2015	$25.06483	$26.00297	1,479
2016	$26.00297	$25.52755	940
2017	$25.52755	$32.69474	822
2018	$32.69474	$31.90602	596
Alger Large Cap Growth Portfolio - Class S
2009	$6.95651	$10.03350	874
2010	$10.03350	$11.09638	665
2011	$11.09638	$10.78647	638
2012	$10.78647	$11.55561	637
2013	$11.55561	$15.23236	635
2014	$15.23236	$16.49571	633
2015	$16.49571	$16.37614	621
2016	$16.37614	$15.84830	556
2017	$15.84830	$19.86593	532
2018	$19.86593	$19.79441	531
Alger Mid Cap Growth Portfolio - Class S
2009	$6.37761	$9.45235	7,168
2010	$9.45235	$11.00708	5,739
2011	$11.00708	$9.85558	4,139
2012	$9.85558	$11.16779	2,232
2013	$11.16779	$14.81167	435
2014	$14.81167	$15.60819	436
2015	$15.60819	$14.99861	425
2016	$14.99861	$14.76290	386
2017	$14.76290	$18.68289	367
2018	$18.68289	$16.87460	360
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.11734	$7.46001	7,097
2010	$7.46001	$7.99872	14,533
2011	$7.99872	$8.22314	13,756
2012	$8.22314	$9.38353	703
2013	$9.38353	$12.16646	430
2014	$12.16646	$13.31237	1,326
2015	$13.31237	$12.66549	1,341
2016	$12.66549	$14.01954	1,342
2017	$14.01954	$15.77172	1,345
2018	$15.77172	$14.07731	1,354

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.50639	$10.72845	7,371
2010	$10.72845	$11.97601	7,273
2011	$11.97601	$11.40068	7,364
2012	$11.40068	$12.53270	6,400
2013	$12.53270	$14.15886	6,393
2014	$14.15886	$14.63671	6,065
2015	$14.63671	$14.32801	5,911
2016	$14.32801	$14.43362	306
2017	$14.43362	$16.08299	289
2018	$16.08299	$14.86870	278
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$9.10133	$12.07665	21,642
2010	$12.07665	$13.83161	17,751
2011	$13.83161	$13.17141	14,157
2012	$13.17141	$14.98310	6,476
2013	$14.98310	$19.21878	3,804
2014	$19.21878	$21.01877	3,788
2015	$21.01877	$20.67339	3,118
2016	$20.67339	$21.81617	2,179
2017	$21.81617	$25.98576	1,506
2018	$25.98576	$23.76268	1,462
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.26922	$9.24797	12,029
2010	$9.24797	$10.40983	9,669
2011	$10.40983	$10.26364	9,681
2012	$10.26364	$11.76728	8,786
2013	$11.76728	$14.73362	6,595
2014	$14.73362	$15.65533	5,794
2015	$15.65533	$14.68443	3,751
2016	$14.68443	$16.93161	1,752
2017	$16.93161	$18.68516	872
2018	$18.68516	$16.73939	895
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.94059	9,119
2017	$9.94059	$9.80385	9,475
2018	$9.80385	$9.76147	8,364
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.57006	$10.40251	22,027
2010	$10.40251	$10.19670	20,364
2011	$10.19670	$9.98923	27,521
2012	$9.98923	$9.78488	40,094
2013	$9.78488	$9.58525	9,189
2014	$9.58525	$9.38969	7,866
2015	$9.38969	$9.19813	5,306
2016	$9.19813	$9.01132	34,374
2017	$9.01132	$8.86530	34,558
2018	$8.86530	$8.80490	34,268

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.73108	$8.43686	14,390
2010	$8.43686	$10.23603	12,852
2011	$10.23603	$10.02338	11,841
2012	$10.02338	$11.23143	4,964
2013	$11.23143	$14.96184	5,245
2014	$14.96184	$16.26911	5,133
2015	$16.26911	$17.03586	4,161
2016	$17.03586	$16.77936	441
2017	$16.77936	$22.16095	370
2018	$22.16095	$21.61263	326
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.78309	$9.62861	21,289
2010	$9.62861	$10.82054	19,513
2011	$10.82054	$10.78829	16,944
2012	$10.78829	$12.21839	13,671
2013	$12.21839	$15.78694	6,520
2014	$15.78694	$17.51818	6,022
2015	$17.51818	$17.34482	3,348
2016	$17.34482	$18.95806	3,195
2017	$18.95806	$22.54788	2,968
2018	$22.54788	$21.04064	2,495
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$9.96087	$11.26600	15,260
2010	$11.26600	$11.86802	13,587
2011	$11.86802	$12.44329	12,365
2012	$12.44329	$12.87056	8,174
2013	$12.87056	$12.34602	6,594
2014	$12.34602	$12.77231	6,370
2015	$12.77231	$12.40418	7,499
2016	$12.40418	$12.69468	7,283
2017	$12.69468	$12.93261	6,549
2018	$12.93261	$12.56774	6,095
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$9.17354	$11.34147	10,646
2010	$11.34147	$12.53443	10,245
2011	$12.53443	$10.14879	10,325
2012	$10.14879	$11.96598	9,298
2013	$11.96598	$15.25660	3,568
2014	$15.25660	$13.70392	3,357
2015	$13.70392	$13.86544	2,679
2016	$13.86544	$12.86643	1,309
2017	$12.86643	$16.38436	1,091
2018	$16.38436	$13.63182	1,035
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.69641	48
2016	$8.69641	$9.67126	44
2017	$9.67126	$10.52311	44
2018	$10.52311	$9.22922	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$8.93064	$11.13515	1,695
2010	$11.13515	$12.12958	1,279
2011	$12.12958	$11.10171	1,380
2012	$11.10171	$11.35540	1,699
2013	$11.35540	$13.06446	1,146
2014	$13.06446	$13.15428	618
2015	$13.15428	$13.04699	621
2016	$13.04699	$12.86398	133
2017	$12.86398	$14.47387	48
2018	$14.47387	$12.34309	51
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$9.18332	532
2013	$9.18332	$12.57484	412
2014	$12.57484	$13.32319	118
2015	$13.32319	$13.66996	0
2016	$13.66996	$13.66058	0
2017	$13.66058	$16.99944	0
2018	$16.99944	$16.00300	0
Invesco V.I. Core Equity Fund - Series II
2009	$7.75042	$9.71585	575
2010	$9.71585	$10.39699	574
2011	$10.39699	$10.15439	574
2012	$10.15439	$11.29971	419
2013	$11.29971	$14.27083	223
2014	$14.27083	$15.07507	223
2015	$15.07507	$13.87962	1,430
2016	$13.87962	$14.95809	1,180
2017	$14.95809	$16.54047	1,144
2018	$16.54047	$14.64411	1,245
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.54599	5,139
2012	$11.54599	$11.55963	2,171
2013	$11.55963	$10.99946	1,790
2014	$10.99946	$11.19215	1,709
2015	$11.19215	$10.96940	1,582
2016	$10.96940	$10.85280	1,559
2017	$10.85280	$10.81470	1,506
2018	$10.81470	$10.62416	1,342
Invesco V.I. Growth and Income Fund - Series II
2009	$8.96358	$10.89657	15,212
2010	$10.89657	$11.97461	13,218
2011	$11.97461	$11.46433	11,010
2012	$11.46433	$12.83986	7,532
2013	$12.83986	$16.82368	4,765
2014	$16.82368	$18.12097	4,179
2015	$18.12097	$17.16141	3,396
2016	$17.16141	$20.07685	1,224
2017	$20.07685	$22.42887	1,047
2018	$22.42887	$18.98287	1,032

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.32455	$11.86018	15,391
2010	$11.86018	$13.21786	14,593
2011	$13.21786	$12.10528	15,355
2012	$12.10528	$13.11562	9,134
2013	$13.11562	$16.50363	3,559
2014	$16.50363	$16.83932	3,521
2015	$16.83932	$15.78801	3,362
2016	$15.78801	$17.50089	2,051
2017	$17.50089	$19.65681	1,945
2018	$19.65681	$17.02025	1,684
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.40687	$11.34503	874
2010	$11.34503	$14.14354	883
2011	$14.14354	$12.55729	97
2012	$12.55729	$13.72927	107
2013	$13.72927	$18.37039	825
2014	$18.37039	$19.37780	121
2015	$19.37780	$19.17826	127
2016	$19.17826	$18.89368	0
2017	$18.89368	$22.60733	0
2018	$22.60733	$20.84281	0
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.70418	$8.25453	6,812
2010	$8.25453	$8.64695	4,371
2011	$8.64695	$8.18245	4,481
2012	$8.18245	$9.42929	5,496
2013	$9.42929	$12.30906	3,524
2014	$12.30906	$12.82663	3,218
2015	$12.82663	$11.22489	3,362
2016	$11.22489	$12.96600	2,985
2017	$12.96600	$14.89043	2,962
2018	$14.89043	$11.76287	2,649
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.69319	$13.15358	6,741
2010	$13.15358	$13.93019	7,821
2011	$13.93019	$13.83015	4,084
2012	$13.83015	$15.35777	3,986
2013	$15.35777	$18.02197	2,809
2014	$18.02197	$19.10684	2,696
2015	$19.10684	$18.79198	3,722
2016	$18.79198	$19.20369	1,009
2017	$19.20369	$22.22445	941
2018	$22.22445	$21.86262	938
Janus Henderson Forty Portfolio - Service Shares
2009	$9.82063	$14.04575	8,055
2010	$14.04575	$14.64941	5,350
2011	$14.64941	$13.35356	2,516
2012	$13.35356	$16.19978	3,133
2013	$16.19978	$20.76877	2,214
2014	$20.76877	$22.06564	1,722
2015	$22.06564	$24.19339	1,839
2016	$24.19339	$24.15912	979
2017	$24.15912	$30.76669	909
2018	$30.76669	$30.65368	907

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$10.11031	$13.16313	9,890
2010	$13.16313	$14.87445	9,661
2011	$14.87445	$14.13566	8,312
2012	$14.13566	$15.33936	3,084
2013	$15.33936	$18.90288	1,933
2014	$18.90288	$20.07791	1,535
2015	$20.07791	$18.94055	1,164
2016	$18.94055	$22.03460	1,000
2017	$22.03460	$24.52854	392
2018	$24.52854	$20.70496	426
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.83040	$11.98069	1,360
2010	$11.98069	$14.67127	1,240
2011	$14.67127	$9.72351	1,064
2012	$9.72351	$10.77897	1,038
2013	$10.77897	$12.06591	962
2014	$12.06591	$10.38823	381
2015	$10.38823	$9.27928	251
2016	$9.27928	$8.47985	123
2017	$8.47985	$10.86629	52
2018	$10.86629	$9.03231	55
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$17.04640	897
2016	$17.04640	$17.67339	48
2017	$17.67339	$22.17898	42
2018	$22.17898	$21.84920	0
MFS® Investors Trust Series - Service Class
2009	$8.75654	$10.85490	4,087
2010	$10.85490	$11.78934	3,740
2011	$11.78934	$11.26892	3,834
2012	$11.26892	$13.11604	3,695
2013	$13.11604	$16.92482	3,266
2014	$16.92482	$18.35350	2,842
2015	$18.35350	$17.96885	693
2016	$17.96885	$19.06515	652
2017	$19.06515	$22.97806	489
2018	$22.97806	$21.22213	457
MFS® New Discovery Series - Service Class
2009	$6.67084	$10.64549	5,377
2010	$10.64549	$14.17517	4,770
2011	$14.17517	$12.42794	4,558
2012	$12.42794	$14.71641	3,674
2013	$14.71641	$20.35655	999
2014	$20.35655	$18.44477	346
2015	$18.44477	$17.67895	290
2016	$17.67895	$18.84126	290
2017	$18.84126	$23.31803	215
2018	$23.31803	$22.44750	215

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$9.11821	$10.51433	16,873
2010	$10.51433	$11.29098	13,631
2011	$11.29098	$11.23533	13,093
2012	$11.23533	$12.20773	12,684
2013	$12.20773	$14.19819	6,739
2014	$14.19819	$15.05258	5,131
2015	$15.05258	$14.65856	4,279
2016	$14.65856	$15.62470	1,552
2017	$15.62470	$17.14726	1,418
2018	$17.14726	$15.80948	1,406
MFS® Value Series - Service Class
2009	$9.48819	$11.38025	2,246
2010	$11.38025	$12.39741	2,145
2011	$12.39741	$12.08713	2,041
2012	$12.08713	$13.71909	1,937
2013	$13.71909	$18.22139	517
2014	$18.22139	$19.66880	168
2015	$19.66880	$19.08564	167
2016	$19.08564	$21.27097	167
2017	$21.27097	$24.45300	167
2018	$24.45300	$21.47081	167
MFS® VIT II High Yield - Service Class
2013	$10.00000	$14.98380	4,199
2014	$14.98380	$15.04850	3,546
2015	$15.04850	$14.08817	4,659
2016	$14.08817	$15.68326	2,613
2017	$15.68326	$16.33332	2,529
2018	$16.33332	$15.48004	2,494
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.01493	$11.34741	2,446
2010	$11.34741	$13.62823	2,214
2011	$13.62823	$12.94352	2,197
2012	$12.94352	$14.45916	1,483
2013	$14.45916	$20.92203	1,983
2014	$20.92203	$21.74094	1,426
2015	$21.74094	$23.84394	1,339
2016	$23.84394	$22.90753	679
2017	$22.90753	$32.05106	595
2018	$32.05106	$33.68460	463
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.68111	$12.18440	20,226
2010	$12.18440	$15.45900	17,238
2011	$15.45900	$16.00016	14,273
2012	$16.00016	$18.11957	9,838
2013	$18.11957	$18.05905	7,340
2014	$18.05905	$22.89442	5,327
2015	$22.89442	$22.85620	3,442
2016	$22.85620	$23.85509	3,268
2017	$23.85509	$24.03989	3,357
2018	$24.03989	$21.67023	2,823

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$6.06333	$7.85502	0
2010	$7.85502	$9.78403	1,447
2011	$9.78403	$9.66399	1,352
2012	$9.66399	$10.99551	334
2013	$10.99551	$14.60712	897
2014	$14.60712	$15.09807	0
2015	$15.09807	$15.72729	942
2016	$15.72729	$15.72608	0
2017	$15.72608	$19.78958	0
2018	$19.78958	$18.16163	0
Oppenheimer Global Fund/VA - Service Shares
2009	$8.82642	$12.04785	17,303
2010	$12.04785	$13.65422	14,202
2011	$13.65422	$12.23429	11,596
2012	$12.23429	$14.49347	6,873
2013	$14.49347	$18.02829	4,025
2014	$18.02829	$18.02176	3,270
2015	$18.02176	$18.30055	2,270
2016	$18.30055	$17.89824	1,036
2017	$17.89824	$23.90228	885
2018	$23.90228	$20.27625	907
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$7.96380	$10.67754	15,659
2010	$10.67754	$12.87027	13,843
2011	$12.87027	$12.30652	11,660
2012	$12.30652	$14.18359	5,710
2013	$14.18359	$19.53683	4,737
2014	$19.53683	$21.36662	3,371
2015	$21.36662	$19.65320	2,987
2016	$19.65320	$22.65363	2,560
2017	$22.65363	$25.27945	1,731
2018	$25.27945	$22.15140	1,659
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.32081	$11.68951	6,222
2010	$11.68951	$12.42313	4,591
2011	$12.42313	$12.99240	3,728
2012	$12.99240	$14.10589	2,370
2013	$14.10589	$13.88602	2,142
2014	$13.88602	$15.11924	1,977
2015	$15.11924	$14.85253	655
2016	$14.85253	$15.49110	634
2017	$15.49110	$15.59496	556
2018	$15.59496	$15.59918	510
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.25051	$11.88737	109,743
2010	$11.88737	$12.58815	97,258
2011	$12.58815	$13.77032	77,395
2012	$13.77032	$14.66819	66,979
2013	$14.66819	$13.04305	57,681
2014	$13.04305	$13.17062	37,282
2015	$13.17062	$12.55161	26,013
2016	$12.55161	$12.93373	6,830
2017	$12.93373	$13.13327	6,173
2018	$13.13327	$12.57987	5,956

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.40663	$12.74515	64,059
2010	$12.74515	$13.49724	59,081
2011	$13.49724	$13.69866	51,186
2012	$13.69866	$14.70403	36,817
2013	$14.70403	$14.12009	30,827
2014	$14.12009	$14.42233	42,782
2015	$14.42233	$14.19004	25,093
2016	$14.19004	$14.27199	6,899
2017	$14.27199	$14.66854	6,051
2018	$14.66854	$14.29128	5,908
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.14750	$9.92686	13,870
2010	$9.92686	$11.27934	12,522
2011	$11.27934	$11.19902	12,448
2012	$11.19902	$12.93301	8,282
2013	$12.93301	$17.84307	6,193
2014	$17.84307	$19.02246	5,144
2015	$19.02246	$20.64439	6,153
2016	$20.64439	$20.33083	3,395
2017	$20.33083	$27.05267	2,734
2018	$27.05267	$26.93503	2,494
T. Rowe Price Equity Income Portfolio - II
2009	$8.20553	$10.06682	27,840
2010	$10.06682	$11.31427	23,674
2011	$11.31427	$10.96979	19,401
2012	$10.96979	$12.56265	12,275
2013	$12.56265	$15.92374	4,907
2014	$15.92374	$16.70521	4,629
2015	$16.70521	$15.20005	5,280
2016	$15.20005	$17.69670	3,316
2017	$17.69670	$20.06347	3,094
2018	$20.06347	$17.74709	2,725
VanEck VIP Emerging Markets Fund - Initial Class
2009	$9.87972	$20.63013	2,624
2010	$20.63013	$25.63154	1,575
2011	$25.63154	$18.64461	1,059
2012	$18.64461	$23.70511	1,485
2013	$23.70511	$26.01024	358
2014	$26.01024	$25.37119	347
2015	$25.37119	$21.37353	340
2016	$21.37353	$20.95807	247
2017	$20.95807	$31.00997	172
2018	$31.00997	$23.23991	168
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$16.84259	$25.98894	9,994
2010	$25.98894	$32.89908	9,244
2011	$32.89908	$26.92416	8,702
2012	$26.92416	$27.26379	6,869
2013	$27.26379	$29.51796	6,579
2014	$29.51796	$23.38879	6,538
2015	$23.38879	$15.24623	3,700
2016	$15.24623	$21.46255	511
2017	$21.46255	$20.66851	456
2018	$20.66851	$14.51973	446

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.82511	$11.86900	12,323
2010	$11.86900	$13.33426	9,916
2011	$13.33426	$13.22759	7,926
2012	$13.22759	$15.29766	2,612
2013	$15.29766	$15.89172	1,745
2014	$15.89172	$15.33096	1,335
2015	$15.33096	$14.10383	555
2016	$14.10383	$15.93724	536
2017	$15.93724	$16.92841	548
2018	$16.92841	$15.89087	514
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Classic Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
with MAV & EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)
Mortality & Expense = 2.00

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.22947	$13.61570	1,983
2010	$13.61570	$15.14643	4,601
2011	$15.14643	$14.73602	2,012
2012	$14.73602	$17.00691	1,971
2013	$17.00691	$22.44246	555
2014	$22.44246	$24.92554	289
2015	$24.92554	$25.84526	265
2016	$25.84526	$25.35982	289
2017	$25.35982	$32.46358	254
2018	$32.46358	$31.66438	237
Alger Large Cap Growth Portfolio - Class S
2009	$6.93907	$10.00323	271
2010	$10.00323	$11.05725	268
2011	$11.05725	$10.74297	265
2012	$10.74297	$11.50312	272
2013	$11.50312	$15.15545	245
2014	$15.15545	$16.40405	231
2015	$16.40405	$16.27682	222
2016	$16.27682	$15.74416	243
2017	$15.74416	$19.72545	218
2018	$19.72545	$19.64447	200
Alger Mid Cap Growth Portfolio - Class S
2009	$6.36163	$9.42385	3,353
2010	$9.42385	$10.96829	3,421
2011	$10.96829	$9.81584	3,589
2012	$9.81584	$11.11707	2,501
2013	$11.11707	$14.73688	2,348
2014	$14.73688	$15.52144	1,965
2015	$15.52144	$14.90763	1,938
2016	$14.90763	$14.66588	2,012
2017	$14.66588	$18.55077	1,871
2018	$18.55077	$16.74677	1,456
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.11209	$7.44979	40
2010	$7.44979	$7.98371	41
2011	$7.98371	$8.20352	40
2012	$8.20352	$9.35635	37
2013	$9.35635	$12.12502	30
2014	$12.12502	$13.26025	28
2015	$13.26025	$12.60946	29
2016	$12.60946	$13.95042	27
2017	$13.95042	$15.68605	25
2018	$15.68605	$13.99375	26

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.48507	$10.69610	5,339
2010	$10.69610	$11.93380	4,968
2011	$11.93380	$11.35472	4,752
2012	$11.35472	$12.47579	4,536
2013	$12.47579	$14.08737	1,772
2014	$14.08737	$14.55539	1,675
2015	$14.55539	$14.24113	1,598
2016	$14.24113	$14.33880	1,604
2017	$14.33880	$15.96928	1,573
2018	$15.96928	$14.75610	1,451
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$9.07855	$12.04028	5,836
2010	$12.04028	$13.78293	5,460
2011	$13.78293	$13.11837	5,899
2012	$13.11837	$14.91513	4,859
2013	$14.91513	$19.12186	2,889
2014	$19.12186	$20.90210	1,185
2015	$20.90210	$20.54813	1,001
2016	$20.54813	$21.67295	987
2017	$21.67295	$25.80217	923
2018	$25.80217	$23.58283	894
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.25100	$9.22008	8,091
2010	$9.22008	$10.37314	2,975
2011	$10.37314	$10.22224	3,658
2012	$10.22224	$11.71384	1,891
2013	$11.71384	$14.65921	915
2014	$14.65921	$15.56831	904
2015	$15.56831	$14.59536	194
2016	$14.59536	$16.82033	172
2017	$16.82033	$18.55302	179
2018	$18.55302	$16.61259	182
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.93892	1,126
2017	$9.93892	$9.79726	1,068
2018	$9.79726	$9.74996	403
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.54356	$10.37112	10,057
2010	$10.37112	$10.16074	9,033
2011	$10.16074	$9.94894	8,566
2012	$9.94894	$9.74042	6,620
2013	$9.74042	$9.53683	6,875
2014	$9.53683	$9.33749	6,061
2015	$9.33749	$9.14232	5,209
2016	$9.14232	$8.95209	5,588
2017	$8.95209	$8.80260	6,268
2018	$8.80260	$8.73819	5,868

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.71420	$8.41141	2,571
2010	$8.41141	$10.19995	2,136
2011	$10.19995	$9.98296	2,695
2012	$9.98296	$11.18043	2,041
2013	$11.18043	$14.88631	736
2014	$14.88631	$16.17871	736
2015	$16.17871	$16.93255	735
2016	$16.93255	$16.66910	735
2017	$16.66910	$22.00425	734
2018	$22.00425	$21.44893	734
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.76361	$9.59959	8,947
2010	$9.59959	$10.78243	5,824
2011	$10.78243	$10.74481	5,859
2012	$10.74481	$12.16292	5,695
2013	$12.16292	$15.70724	3,948
2014	$15.70724	$17.42086	3,697
2015	$17.42086	$17.23964	3,189
2016	$17.23964	$18.83350	3,134
2017	$18.83350	$22.38845	3,007
2018	$22.38845	$20.88128	2,041
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$9.93593	$11.23207	6,423
2010	$11.23207	$11.82623	5,419
2011	$11.82623	$12.39316	4,604
2012	$12.39316	$12.81215	6,424
2013	$12.81215	$12.28373	6,268
2014	$12.28373	$12.70138	3,217
2015	$12.70138	$12.32899	3,182
2016	$12.32899	$12.61131	3,248
2017	$12.61131	$12.84121	3,453
2018	$12.84121	$12.47259	2,758
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$9.15058	$11.30731	4,373
2010	$11.30731	$12.49029	4,191
2011	$12.49029	$10.10791	4,816
2012	$10.10791	$11.91168	4,431
2013	$11.91168	$15.17962	3,690
2014	$15.17962	$13.62779	3,983
2015	$13.62779	$13.78138	2,835
2016	$13.78138	$12.78190	3,046
2017	$12.78190	$16.26855	2,898
2018	$16.26855	$13.52861	2,339
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.69344	1,735
2016	$8.69344	$9.66305	1,661
2017	$9.66305	$10.50888	1,788
2018	$10.50888	$9.21206	1,877

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$8.90828	$11.10160	409
2010	$11.10160	$12.08686	183
2011	$12.08686	$11.05696	483
2012	$11.05696	$11.30384	119
2013	$11.30384	$12.99851	3
2014	$12.99851	$13.08119	3
2015	$13.08119	$12.96788	3
2016	$12.96788	$12.77949	3
2017	$12.77949	$14.37155	3
2018	$14.37155	$12.24963	3
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$9.14164	367
2013	$9.14164	$12.51137	312
2014	$12.51137	$13.24919	256
2015	$13.24919	$13.58709	247
2016	$13.58709	$13.57085	239
2017	$13.57085	$16.87930	201
2018	$16.87930	$15.88184	185
Invesco V.I. Core Equity Fund - Series II
2009	$7.73984	$9.69762	3,963
2010	$9.69762	$10.37220	2,964
2011	$10.37220	$10.12501	2,895
2012	$10.12501	$11.26125	2,774
2013	$11.26125	$14.21498	1,761
2014	$14.21498	$15.00842	1,751
2015	$15.00842	$13.81120	1,764
2016	$13.81120	$14.87679	1,754
2017	$14.87679	$16.44229	1,762
2018	$16.44229	$14.54982	227
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.49950	772
2012	$11.49950	$11.50719	395
2013	$11.50719	$10.94398	66
2014	$10.94398	$11.13003	68
2015	$11.13003	$10.90294	67
2016	$10.90294	$10.78156	70
2017	$10.78156	$10.73828	73
2018	$10.73828	$10.54375	69
Invesco V.I. Growth and Income Fund - Series II
2009	$8.94114	$10.86372	10,965
2010	$10.86372	$11.93243	8,005
2011	$11.93243	$11.41812	7,975
2012	$11.41812	$12.78158	6,919
2013	$12.78158	$16.73876	4,188
2014	$16.73876	$18.02030	3,396
2015	$18.02030	$17.05735	2,218
2016	$17.05735	$19.94495	2,025
2017	$19.94495	$22.27030	2,011
2018	$22.27030	$18.83911	2,175

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.30120	$11.82445	3,173
2010	$11.82445	$13.17132	2,724
2011	$13.17132	$12.05651	2,761
2012	$12.05651	$13.05610	2,318
2013	$13.05610	$16.42035	1,920
2014	$16.42035	$16.74579	1,919
2015	$16.74579	$15.69231	1,008
2016	$15.69231	$17.38596	999
2017	$17.38596	$19.51789	1,001
2018	$19.51789	$16.89141	130
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.38832	$11.31082	1,675
2010	$11.31082	$14.09371	3,034
2011	$14.09371	$12.50667	2,939
2012	$12.50667	$13.66693	2,829
2013	$13.66693	$18.27765	847
2014	$18.27765	$19.27013	847
2015	$19.27013	$19.06196	847
2016	$19.06196	$18.76955	847
2017	$18.76955	$22.44748	847
2018	$22.44748	$20.68496	0
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.68989	$8.22965	4,860
2010	$8.22965	$8.61649	5,990
2011	$8.61649	$8.14946	5,975
2012	$8.14946	$9.38647	5,884
2013	$9.38647	$12.24692	2,659
2014	$12.24692	$12.75535	2,593
2015	$12.75535	$11.15682	1,731
2016	$11.15682	$12.88081	1,605
2017	$12.88081	$14.78514	1,529
2018	$14.78514	$11.67377	1,762
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.66644	$13.11399	5,509
2010	$13.11399	$13.88119	5,233
2011	$13.88119	$13.77446	4,968
2012	$13.77446	$15.28811	4,189
2013	$15.28811	$17.93107	1,518
2014	$17.93107	$19.00077	1,378
2015	$19.00077	$18.67811	1,279
2016	$18.67811	$19.07762	1,185
2017	$19.07762	$22.06744	1,102
2018	$22.06744	$21.69717	901
Janus Henderson Forty Portfolio - Service Shares
2009	$9.79602	$14.00340	620
2010	$14.00340	$14.59780	619
2011	$14.59780	$13.29974	1,081
2012	$13.29974	$16.12625	849
2013	$16.12625	$20.66396	825
2014	$20.66396	$21.94308	775
2015	$21.94308	$24.04674	767
2016	$24.04674	$24.00045	758
2017	$24.00045	$30.54923	750
2018	$30.54923	$30.42160	742

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$10.08501	$13.12348	5,424
2010	$13.12348	$14.82208	4,331
2011	$14.82208	$14.07870	4,570
2012	$14.07870	$15.26974	3,154
2013	$15.26974	$18.80747	1,580
2014	$18.80747	$19.96637	1,460
2015	$19.96637	$18.82571	297
2016	$18.82571	$21.88988	274
2017	$21.88988	$24.35517	242
2018	$24.35517	$20.54819	259
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.81328	$11.94455	1,598
2010	$11.94455	$14.61957	1,557
2011	$14.61957	$9.68428	1,556
2012	$9.68428	$10.73000	1,556
2013	$10.73000	$12.00497	54
2014	$12.00497	$10.33048	3
2015	$10.33048	$9.22299	3
2016	$9.22299	$8.42412	3
2017	$8.42412	$10.78944	3
2018	$10.78944	$8.96389	2
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$16.94312	1,274
2016	$16.94312	$17.55737	1,313
2017	$17.55737	$22.02229	1,200
2018	$22.02229	$21.68386	1,133
MFS® Investors Trust Series - Service Class
2009	$8.73461	$10.82219	1,337
2010	$10.82219	$11.74783	1,213
2011	$11.74783	$11.22351	1,043
2012	$11.22351	$13.05652	902
2013	$13.05652	$16.83940	610
2014	$16.83940	$18.25157	0
2015	$18.25157	$17.85994	0
2016	$17.85994	$18.93995	0
2017	$18.93995	$22.81567	0
2018	$22.81567	$21.06147	0
MFS® New Discovery Series - Service Class
2009	$6.65411	$10.61336	2,483
2010	$10.61336	$14.12519	3,909
2011	$14.12519	$12.37780	3,841
2012	$12.37780	$14.64954	3,317
2013	$14.64954	$20.25372	1,253
2014	$20.25372	$18.34222	1,253
2015	$18.34222	$17.57167	1,029
2016	$17.57167	$18.71740	1,029
2017	$18.71740	$23.15308	1,029
2018	$23.15308	$22.27742	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$9.09539	$10.48266	10,700
2010	$10.48266	$11.25124	7,267
2011	$11.25124	$11.19009	6,824
2012	$11.19009	$12.15234	6,209
2013	$12.15234	$14.12656	3,354
2014	$14.12656	$14.96900	3,070
2015	$14.96900	$14.56972	2,726
2016	$14.56972	$15.52210	2,587
2017	$15.52210	$17.02607	2,377
2018	$17.02607	$15.68979	1,391
MFS® Value Series - Service Class
2009	$9.46445	$11.34597	1,559
2010	$11.34597	$12.35376	1,111
2011	$12.35376	$12.03845	1,032
2012	$12.03845	$13.65685	959
2013	$13.65685	$18.12948	0
2014	$18.12948	$19.55959	0
2015	$19.55959	$18.96999	0
2016	$18.96999	$21.13133	0
2017	$21.13133	$24.28024	0
2018	$24.28024	$21.30832	0
MFS® VIT II High Yield - Service Class
2013	$10.00000	$14.90817	857
2014	$14.90817	$14.96489	229
2015	$14.96489	$14.00274	36
2016	$14.00274	$15.58023	36
2017	$15.58023	$16.21785	8
2018	$16.21785	$15.36282	0
Morgan Stanley VIF Growth Portfolio, Class II
2009	$6.99735	$11.31320	2,172
2010	$11.31320	$13.58022	1,591
2011	$13.58022	$12.89134	1,594
2012	$12.89134	$14.39351	1,208
2013	$14.39351	$20.81640	84
2014	$20.81640	$21.62015	37
2015	$21.62015	$23.69938	37
2016	$23.69938	$22.75706	37
2017	$22.75706	$31.82450	8
2018	$31.82450	$33.42955	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.65686	$12.14766	2,547
2010	$12.14766	$15.40452	2,238
2011	$15.40452	$15.93566	2,373
2012	$15.93566	$18.03731	1,697
2013	$18.03731	$17.96788	219
2014	$17.96788	$22.76721	157
2015	$22.76721	$22.71760	63
2016	$22.71760	$23.69837	63
2017	$23.69837	$23.86991	42
2018	$23.86991	$21.50611	37

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$6.05197	$7.83631	523
2010	$7.83631	$9.75574	2,804
2011	$9.75574	$9.63115	2,573
2012	$9.63115	$10.95253	2,360
2013	$10.95253	$14.54259	1,669
2014	$14.54259	$15.02370	0
2015	$15.02370	$15.64182	0
2016	$15.64182	$15.63265	0
2017	$15.63265	$19.66211	0
2018	$19.66211	$18.03550	0
Oppenheimer Global Fund/VA - Service Shares
2009	$8.80433	$12.01156	5,293
2010	$12.01156	$13.60616	6,574
2011	$13.60616	$12.18501	6,427
2012	$12.18501	$14.42771	5,383
2013	$14.42771	$17.93732	1,486
2014	$17.93732	$17.92168	1,473
2015	$17.92168	$18.18962	708
2016	$18.18962	$17.78068	717
2017	$17.78068	$23.73333	631
2018	$23.73333	$20.12272	598
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$7.94385	$10.64537	4,884
2010	$10.64537	$12.82494	4,510
2011	$12.82494	$12.25693	4,369
2012	$12.25693	$14.11920	3,783
2013	$14.11920	$19.43823	1,595
2014	$19.43823	$21.24794	1,556
2015	$21.24794	$19.53406	664
2016	$19.53406	$22.50484	624
2017	$22.50484	$25.10077	632
2018	$25.10077	$21.98368	639
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.29500	$11.65432	1,204
2010	$11.65432	$12.37941	1,213
2011	$12.37941	$12.94010	1,135
2012	$12.94010	$14.04192	1,141
2013	$14.04192	$13.81598	1,311
2014	$13.81598	$15.03531	1,265
2015	$15.03531	$14.76255	989
2016	$14.76255	$15.38941	1,000
2017	$15.38941	$15.48479	1,126
2018	$15.48479	$15.48114	1,052
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.22483	$11.85154	6,080
2010	$11.85154	$12.54381	9,891
2011	$12.54381	$13.71484	5,329
2012	$13.71484	$14.60161	5,449
2013	$14.60161	$12.97722	2,808
2014	$12.97722	$13.09746	2,789
2015	$13.09746	$12.47553	2,606
2016	$12.47553	$12.84878	2,621
2017	$12.84878	$13.04045	2,648
2018	$13.04045	$12.48464	1,054

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.37805	$12.70673	6,216
2010	$12.70673	$13.44969	6,982
2011	$13.44969	$13.64346	3,449
2012	$13.64346	$14.63729	4,378
2013	$14.63729	$14.04883	3,476
2014	$14.04883	$14.34222	3,390
2015	$14.34222	$14.10402	3,316
2016	$14.10402	$14.17826	3,301
2017	$14.17826	$14.56486	3,307
2018	$14.56486	$14.18309	3,213
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.12960	$9.89694	5,969
2010	$9.89694	$11.23961	3,905
2011	$11.23961	$11.15389	3,643
2012	$11.15389	$12.87431	3,535
2013	$12.87431	$17.75302	2,631
2014	$17.75302	$18.91680	2,512
2015	$18.91680	$20.51924	1,703
2016	$20.51924	$20.19730	1,821
2017	$20.19730	$26.86146	1,568
2018	$26.86146	$26.73109	1,455
T. Rowe Price Equity Income Portfolio - II
2009	$8.18497	$10.03648	11,529
2010	$10.03648	$11.27442	8,979
2011	$11.27442	$10.92560	8,687
2012	$10.92560	$12.50565	7,853
2013	$12.50565	$15.84339	5,577
2014	$15.84339	$16.61243	4,765
2015	$16.61243	$15.10791	3,761
2016	$15.10791	$17.58047	3,462
2017	$17.58047	$19.92166	3,394
2018	$19.92166	$17.61273	3,501
VanEck VIP Emerging Markets Fund - Initial Class
2009	$9.85499	$20.56802	1,715
2010	$20.56802	$25.54134	3,485
2011	$25.54134	$18.56952	1,965
2012	$18.56952	$23.59757	1,921
2013	$23.59757	$25.87902	364
2014	$25.87902	$25.23030	2
2015	$25.23030	$21.24397	2
2016	$21.24397	$20.82043	2
2017	$20.82043	$30.79081	2
2018	$30.79081	$23.06397	2
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$16.80043	$25.91066	1,612
2010	$25.91066	$32.78327	2,593
2011	$32.78327	$26.81571	1,214
2012	$26.81571	$27.14005	1,183
2013	$27.14005	$29.36900	355
2014	$29.36900	$23.25885	331
2015	$23.25885	$15.15376	2
2016	$15.15376	$21.32150	2
2017	$21.32150	$20.52234	1
2018	$20.52234	$14.40973	1

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.80552	$11.83326	3,715
2010	$11.83326	$13.28733	3,300
2011	$13.28733	$13.17431	3,215
2012	$13.17431	$15.22826	2,775
2013	$15.22826	$15.81154	3,045
2014	$15.81154	$15.24582	2,703
2015	$15.24582	$14.01834	2,407
2016	$14.01834	$15.83259	2,249
2017	$15.83259	$16.80878	2,375
2018	$16.80878	$15.77057	2,337
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
with MAV (& with/without SPB and with/without ABR)
Mortality & Expense = 1.80

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.32246	$13.78098	2,843
2010	$13.78098	$15.36158	2,643
2011	$15.36158	$14.97581	1,121
2012	$14.97581	$17.31903	1,037
2013	$17.31903	$22.90100	909
2014	$22.90100	$25.48676	834
2015	$25.48676	$26.48117	701
2016	$26.48117	$26.03671	731
2017	$26.03671	$33.39722	640
2018	$33.39722	$32.64108	611
Alger Large Cap Growth Portfolio - Class S
2009	$7.00899	$10.12466	641
2010	$10.12466	$11.21432	641
2011	$11.21432	$10.91778	641
2012	$10.91778	$11.71424	64
2013	$11.71424	$15.46510	58
2014	$15.46510	$16.77341	53
2015	$16.77341	$16.67733	52
2016	$16.67733	$16.16442	54
2017	$16.16442	$20.29279	46
2018	$20.29279	$20.25047	40
Alger Mid Cap Growth Portfolio - Class S
2009	$6.42575	$9.53827	2,991
2010	$9.53827	$11.12411	2,459
2011	$11.12411	$9.97561	2,036
2012	$9.97561	$11.32115	690
2013	$11.32115	$15.03804	280
2014	$15.03804	$15.87101	270
2015	$15.87101	$15.27453	259
2016	$15.27453	$15.05744	265
2017	$15.05744	$19.08440	233
2018	$19.08440	$17.26346	210
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.13310	$7.49068	0
2010	$7.49068	$8.04390	0
2011	$8.04390	$8.28223	0
2012	$8.28223	$9.46546	0
2013	$9.46546	$12.29146	0
2014	$12.29146	$13.46975	0
2015	$13.46975	$12.83484	0
2016	$12.83484	$14.22871	0
2017	$14.22871	$16.03121	0
2018	$16.03121	$14.33067	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.57054	$10.82591	2,210
2010	$10.82591	$12.10329	2,210
2011	$12.10329	$11.53946	2,210
2012	$11.53946	$12.70473	0
2013	$12.70473	$14.37518	0
2014	$14.37518	$14.88309	0
2015	$14.88309	$14.59151	0
2016	$14.59151	$14.72151	0
2017	$14.72151	$16.42854	0
2018	$16.42854	$15.21123	0
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$9.16999	$12.18640	8,927
2010	$12.18640	$13.97865	8,674
2011	$13.97865	$13.33179	8,680
2012	$13.33179	$15.18880	5,668
2013	$15.18880	$19.51246	2,157
2014	$19.51246	$21.37263	978
2015	$21.37263	$21.05364	736
2016	$21.05364	$22.25137	729
2017	$22.25137	$26.54416	676
2018	$26.54416	$24.31019	680
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.32406	$9.33201	3,214
2010	$9.33201	$10.52048	3,141
2011	$10.52048	$10.38857	3,114
2012	$10.38857	$11.92881	405
2013	$11.92881	$14.95871	278
2014	$14.95871	$15.91884	210
2015	$15.91884	$14.95447	185
2016	$14.95447	$17.26929	178
2017	$17.26929	$19.08661	161
2018	$19.08661	$17.12502	159
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.94558	759
2017	$9.94558	$9.82361	801
2018	$9.82361	$9.79600	823
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.64972	$10.49695	13,102
2010	$10.49695	$10.30503	14,327
2011	$10.30503	$10.11078	9,778
2012	$10.11078	$9.91915	5,756
2013	$9.91915	$9.73166	5,329
2014	$9.73166	$9.54771	4,900
2015	$9.54771	$9.36725	4,312
2016	$9.36725	$9.19103	4,510
2017	$9.19103	$9.05577	5,068
2018	$9.05577	$9.00772	4,804

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.78187	$8.51353	2,528
2010	$8.51353	$10.34485	2,133
2011	$10.34485	$10.14541	733
2012	$10.14541	$11.38561	415
2013	$11.38561	$15.19044	381
2014	$15.19044	$16.54298	333
2015	$16.54298	$17.34916	314
2016	$17.34916	$17.11403	326
2017	$17.11403	$22.63709	275
2018	$22.63709	$22.11053	229
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.84181	$9.71609	15,967
2010	$9.71609	$10.93556	15,476
2011	$10.93556	$10.91963	11,082
2012	$10.91963	$12.38612	6,365
2013	$12.38612	$16.02812	3,620
2014	$16.02812	$17.81303	2,824
2015	$17.81303	$17.66375	2,396
2016	$17.66375	$19.33611	2,262
2017	$19.33611	$23.03224	2,170
2018	$23.03224	$21.52528	2,140
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$10.03596	$11.36832	5,296
2010	$11.36832	$11.99413	5,455
2011	$11.99413	$12.59470	3,337
2012	$12.59470	$13.04717	1,916
2013	$13.04717	$12.53461	1,648
2014	$12.53461	$12.98726	1,373
2015	$12.98726	$12.63224	1,186
2016	$12.63224	$12.94783	1,204
2017	$12.94783	$13.21044	1,319
2018	$13.21044	$12.85723	1,285
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$9.24274	$11.44454	4,512
2010	$11.44454	$12.66767	4,335
2011	$12.66767	$10.27239	2,129
2012	$10.27239	$12.13030	1,787
2013	$12.13030	$15.48977	1,577
2014	$15.48977	$13.93467	1,779
2015	$13.93467	$14.12050	1,496
2016	$14.12050	$13.12311	1,624
2017	$13.12311	$16.73647	1,453
2018	$16.73647	$13.94595	1,591
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.70533	2,339
2016	$8.70533	$9.69598	2,105
2017	$9.69598	$10.56595	2,200
2018	$10.56595	$9.28087	2,286

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$8.99800	$11.23632	474
2010	$11.23632	$12.25850	463
2011	$12.25850	$11.23684	457
2012	$11.23684	$11.51127	511
2013	$11.51127	$13.26406	516
2014	$13.26406	$13.37571	546
2015	$13.37571	$13.28693	524
2016	$13.28693	$13.12056	551
2017	$13.12056	$14.78485	554
2018	$14.78485	$12.62745	566
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$9.30941	0
2013	$9.30941	$12.76699	0
2014	$12.76699	$13.54749	0
2015	$13.54749	$13.92139	0
2016	$13.92139	$13.93307	0
2017	$13.93307	$17.36473	0
2018	$17.36473	$16.37171	0
Invesco V.I. Core Equity Fund - Series II
2009	$7.78225	$9.77068	117
2010	$9.77068	$10.47167	117
2011	$10.47167	$10.24295	117
2012	$10.24295	$11.41575	117
2013	$11.41575	$14.43943	0
2014	$14.43943	$15.27654	0
2015	$15.27654	$14.08666	0
2016	$14.08666	$15.20440	0
2017	$15.20440	$16.83824	0
2018	$16.83824	$14.93042	0
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.68654	3,399
2012	$11.68654	$11.71829	1,704
2013	$11.71829	$11.16752	162
2014	$11.16752	$11.38056	162
2015	$11.38056	$11.17115	161
2016	$11.17115	$11.06928	160
2017	$11.06928	$11.04709	160
2018	$11.04709	$10.86894	160
Invesco V.I. Growth and Income Fund - Series II
2009	$9.03121	$10.99559	7,229
2010	$10.99559	$12.10192	7,067
2011	$12.10192	$11.60392	3,285
2012	$11.60392	$13.01616	2,665
2013	$13.01616	$17.08078	2,394
2014	$17.08078	$18.42605	2,100
2015	$18.42605	$17.47707	1,860
2016	$17.47707	$20.47734	1,625
2017	$20.47734	$22.91084	1,648
2018	$22.91084	$19.42026	1,799

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.39487	$11.96791	6,750
2010	$11.96791	$13.35833	6,678
2011	$13.35833	$12.25263	6,823
2012	$12.25263	$13.29566	3,464
2013	$13.29566	$16.75577	1,323
2014	$16.75577	$17.12278	484
2015	$17.12278	$16.07837	318
2016	$16.07837	$17.84997	316
2017	$17.84997	$20.07918	315
2018	$20.07918	$17.41240	315
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.46276	$11.44811	258
2010	$11.44811	$14.29387	54
2011	$14.29387	$12.71017	0
2012	$12.71017	$13.91776	0
2013	$13.91776	$18.65109	0
2014	$18.65109	$19.70403	0
2015	$19.70403	$19.53099	0
2016	$19.53099	$19.27056	0
2017	$19.27056	$23.09311	0
2018	$23.09311	$21.32305	0
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.74723	$8.32956	3,523
2010	$8.32956	$8.73889	2,482
2011	$8.73889	$8.28210	1,299
2012	$8.28210	$9.55876	1,003
2013	$9.55876	$12.49717	101
2014	$12.49717	$13.04258	22
2015	$13.04258	$11.43137	0
2016	$11.43137	$13.22467	0
2017	$13.22467	$15.21042	0
2018	$15.21042	$12.03392	0
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.77383	$13.27305	5,609
2010	$13.27305	$14.07825	5,673
2011	$14.07825	$13.99849	5,605
2012	$13.99849	$15.56856	3,185
2013	$15.56856	$18.29729	1,208
2014	$18.29729	$19.42843	620
2015	$19.42843	$19.13753	502
2016	$19.13753	$19.58667	500
2017	$19.58667	$22.70190	500
2018	$22.70190	$22.36623	500
Janus Henderson Forty Portfolio - Service Shares
2009	$9.89469	$14.17333	1,280
2010	$14.17333	$14.80510	763
2011	$14.80510	$13.51610	0
2012	$13.51610	$16.42213	0
2013	$16.42213	$21.08606	0
2014	$21.08606	$22.43704	0
2015	$22.43704	$24.63827	0
2016	$24.63827	$24.64093	0
2017	$24.64093	$31.42765	0
2018	$31.42765	$31.35980	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$10.18657	$13.28273	9,872
2010	$13.28273	$15.03257	9,600
2011	$15.03257	$14.30776	7,664
2012	$14.30776	$15.54994	4,724
2013	$15.54994	$19.19168	2,578
2014	$19.19168	$20.41588	1,704
2015	$20.41588	$19.28887	1,018
2016	$19.28887	$22.47409	1,009
2017	$22.47409	$25.05558	1,003
2018	$25.05558	$21.18199	1,002
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.88194	$12.08955	877
2010	$12.08955	$14.82721	724
2011	$14.82721	$9.84190	133
2012	$9.84190	$10.92698	133
2013	$10.92698	$12.25031	132
2014	$12.25031	$10.56316	131
2015	$10.56316	$9.45000	131
2016	$9.45000	$8.64906	130
2017	$8.64906	$11.09985	130
2018	$11.09985	$9.24048	130
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$17.35996	1,867
2016	$17.35996	$18.02595	1,846
2017	$18.02595	$22.65560	1,667
2018	$22.65560	$22.35266	1,563
MFS® Investors Trust Series - Service Class
2009	$8.82260	$10.95354	2,472
2010	$10.95354	$11.91467	1,644
2011	$11.91467	$11.40612	980
2012	$11.40612	$13.29611	693
2013	$13.29611	$17.18342	0
2014	$17.18342	$18.66246	0
2015	$18.66246	$18.29933	0
2016	$18.29933	$19.44544	0
2017	$19.44544	$23.47181	0
2018	$23.47181	$21.71110	0
MFS® New Discovery Series - Service Class
2009	$6.72118	$10.74223	760
2010	$10.74223	$14.32585	392
2011	$14.32585	$12.57927	0
2012	$12.57927	$14.91847	0
2013	$14.91847	$20.66759	0
2014	$20.66759	$18.75532	0
2015	$18.75532	$18.00414	0
2016	$18.00414	$19.21714	0
2017	$19.21714	$23.81914	0
2018	$23.81914	$22.96476	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$9.18699	$10.60987	2,013
2010	$10.60987	$11.41102	1,720
2011	$11.41102	$11.37213	1,577
2012	$11.37213	$12.37532	1,091
2013	$12.37532	$14.41514	736
2014	$14.41514	$15.30600	521
2015	$15.30600	$14.92818	464
2016	$14.92818	$15.93638	454
2017	$15.93638	$17.51573	451
2018	$17.51573	$16.17374	448
MFS® Value Series - Service Class
2009	$9.55978	$11.48367	460
2010	$11.48367	$12.52923	484
2011	$12.52923	$12.23433	476
2012	$12.23433	$13.90747	480
2013	$13.90747	$18.49986	413
2014	$18.49986	$19.99996	394
2015	$19.99996	$19.43670	386
2016	$19.43670	$21.69530	372
2017	$21.69530	$24.97848	353
2018	$24.97848	$21.96555	344
MFS® VIT II High Yield - Service Class
2013	$10.00000	$15.21271	398
2014	$15.21271	$15.30180	338
2015	$15.30180	$14.34725	325
2016	$14.34725	$15.99607	325
2017	$15.99607	$16.68427	323
2018	$16.68427	$15.83668	331
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.06786	$11.45053	79
2010	$11.45053	$13.77311	72
2011	$13.77311	$13.10111	75
2012	$13.10111	$14.65768	73
2013	$14.65768	$21.24170	60
2014	$21.24170	$22.10694	13
2015	$22.10694	$24.28247	0
2016	$24.28247	$23.36445	0
2017	$23.36445	$32.73969	0
2018	$32.73969	$34.46062	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.75418	$12.29518	5,378
2010	$12.29518	$15.62340	3,768
2011	$15.62340	$16.19502	3,576
2012	$16.19502	$18.36839	1,847
2013	$18.36839	$18.33507	1,342
2014	$18.33507	$23.27989	787
2015	$23.27989	$23.27662	674
2016	$23.27662	$24.33093	648
2017	$24.33093	$24.55646	693
2018	$24.55646	$22.16954	710

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$6.09755	$7.91146	933
2010	$7.91146	$9.86939	743
2011	$9.86939	$9.76321	0
2012	$9.76321	$11.12545	0
2013	$11.12545	$14.80236	0
2014	$14.80236	$15.32330	0
2015	$15.32330	$15.98635	0
2016	$15.98635	$16.00953	0
2017	$16.00953	$20.17671	0
2018	$20.17671	$18.54506	0
Oppenheimer Global Fund/VA - Service Shares
2009	$8.89300	$12.15733	2,670
2010	$12.15733	$13.79937	2,115
2011	$13.79937	$12.38325	1,273
2012	$12.38325	$14.69246	475
2013	$14.69246	$18.30376	127
2014	$18.30376	$18.32515	127
2015	$18.32515	$18.63714	122
2016	$18.63714	$18.25527	123
2017	$18.25527	$24.41588	99
2018	$24.41588	$20.74343	96
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$8.02388	$10.77458	5,119
2010	$10.77458	$13.00709	4,684
2011	$13.00709	$12.45636	2,023
2012	$12.45636	$14.37831	1,366
2013	$14.37831	$19.83534	1,169
2014	$19.83534	$21.72630	1,098
2015	$21.72630	$20.01466	1,026
2016	$20.01466	$23.10549	935
2017	$23.10549	$25.82264	934
2018	$25.82264	$22.66178	953
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.39864	$11.79568	3,818
2010	$11.79568	$12.55515	3,920
2011	$12.55515	$13.15052	2,012
2012	$13.15052	$14.29947	1,792
2013	$14.29947	$14.09813	2,050
2014	$14.09813	$15.37370	1,975
2015	$15.37370	$15.12564	1,816
2016	$15.12564	$15.80002	1,771
2017	$15.80002	$15.93000	1,941
2018	$15.93000	$15.95852	1,834
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.32778	$11.99530	4,357
2010	$11.99530	$12.72189	4,362
2011	$12.72189	$13.93787	2,412
2012	$13.93787	$14.86946	1,746
2013	$14.86946	$13.24228	1,794
2014	$13.24228	$13.39228	1,808
2015	$13.39228	$12.78242	1,711
2016	$12.78242	$13.19168	1,718
2017	$13.19168	$13.41546	1,856
2018	$13.41546	$12.86969	1,850

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.49260	$12.86087	7,052
2010	$12.86087	$13.64064	6,399
2011	$13.64064	$13.86534	4,249
2012	$13.86534	$14.90578	2,131
2013	$14.90578	$14.33575	1,698
2014	$14.33575	$14.66503	1,699
2015	$14.66503	$14.45094	1,552
2016	$14.45094	$14.55659	1,583
2017	$14.55659	$14.98365	1,690
2018	$14.98365	$14.62047	1,671
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.20144	$10.01708	7,721
2010	$10.01708	$11.39927	7,497
2011	$11.39927	$11.33538	3,416
2012	$11.33538	$13.11057	3,151
2013	$13.11057	$18.11572	2,641
2014	$18.11572	$19.34271	2,456
2015	$19.34271	$21.02410	1,949
2016	$21.02410	$20.73638	1,998
2017	$20.73638	$27.63396	1,714
2018	$27.63396	$27.55560	1,576
T. Rowe Price Equity Income Portfolio - II
2009	$8.26743	$10.15829	10,548
2010	$10.15829	$11.43454	10,360
2011	$11.43454	$11.10335	6,337
2012	$11.10335	$12.73512	3,346
2013	$12.73512	$16.16703	3,110
2014	$16.16703	$16.98642	2,891
2015	$16.98642	$15.47960	2,711
2016	$15.47960	$18.04966	2,386
2017	$18.04966	$20.49455	2,364
2018	$20.49455	$18.15595	2,431
VanEck VIP Emerging Markets Fund - Initial Class
2009	$9.95427	$20.81756	2,799
2010	$20.81756	$25.90396	852
2011	$25.90396	$18.87162	233
2012	$18.87162	$24.03054	0
2013	$24.03054	$26.40767	0
2014	$26.40767	$25.79833	0
2015	$25.79833	$21.76669	0
2016	$21.76669	$21.37618	0
2017	$21.37618	$31.67634	0
2018	$31.67634	$23.77543	0
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$16.96962	$26.22507	2,889
2010	$26.22507	$33.24877	488
2011	$33.24877	$27.25198	85
2012	$27.25198	$27.63810	0
2013	$27.63810	$29.96906	0
2014	$29.96906	$23.78266	0
2015	$23.78266	$15.52679	0
2016	$15.52679	$21.89084	0
2017	$21.89084	$21.11280	0
2018	$21.11280	$14.85442	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.88414	$11.97682	7,854
2010	$11.97682	$13.47598	7,086
2011	$13.47598	$13.38859	4,825
2012	$13.38859	$15.50762	2,931
2013	$15.50762	$16.13450	1,818
2014	$16.13450	$15.58900	1,568
2015	$15.58900	$14.36319	1,485
2016	$14.36319	$16.25510	1,458
2017	$16.25510	$17.29213	1,447
2018	$17.29213	$16.25695	1,461
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
with EEDB 0-70 (& with/without SPB and with/without ABR)
Mortality & Expense = 1.85

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.29914	$13.73949	0
2010	$13.73949	$15.30753	0
2011	$15.30753	$14.91551	0
2012	$14.91551	$17.24050	0
2013	$17.24050	$22.78554	0
2014	$22.78554	$25.34534	0
2015	$25.34534	$26.32081	472
2016	$26.32081	$25.86590	452
2017	$25.86590	$33.16142	313
2018	$33.16142	$32.39422	205
Alger Large Cap Growth Portfolio - Class S
2009	$6.99147	$10.09422	0
2010	$10.09422	$11.17492	0
2011	$11.17492	$10.87389	0
2012	$10.87389	$11.66119	0
2013	$11.66119	$15.38723	0
2014	$15.38723	$16.68044	0
2015	$16.68044	$16.57644	715
2016	$16.57644	$16.05847	685
2017	$16.05847	$20.14964	475
2018	$20.14964	$20.09745	311
Alger Mid Cap Growth Portfolio - Class S
2009	$6.40966	$9.50954	818
2010	$9.50954	$11.08496	818
2011	$11.08496	$9.93544	0
2012	$9.93544	$11.26980	0
2013	$11.26980	$14.96220	0
2014	$14.96220	$15.78291	0
2015	$15.78291	$15.18199	0
2016	$15.18199	$14.95861	0
2017	$14.95861	$18.94962	0
2018	$18.94962	$17.13285	0
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.12784	$7.48043	2,118
2010	$7.48043	$8.02881	2,118
2011	$8.02881	$8.26248	0
2012	$8.26248	$9.43806	0
2013	$9.43806	$12.24964	0
2014	$12.24964	$13.41706	0
2015	$13.41706	$12.77813	935
2016	$12.77813	$14.15863	896
2017	$14.15863	$15.94423	621
2018	$15.94423	$14.24570	406

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.54910	$10.79332	1,277
2010	$10.79332	$12.06071	1,056
2011	$12.06071	$11.49301	1,905
2012	$11.49301	$12.64712	1,086
2013	$12.64712	$14.30270	955
2014	$14.30270	$14.80050	930
2015	$14.80050	$14.50314	0
2016	$14.50314	$14.62492	0
2017	$14.62492	$16.31254	0
2018	$16.31254	$15.09619	0
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$9.14706	$12.14972	1,769
2010	$12.14972	$13.92949	154
2011	$13.92949	$13.27813	154
2012	$13.27813	$15.11994	154
2013	$15.11994	$19.41410	0
2014	$19.41410	$21.25406	2,525
2015	$21.25406	$20.92616	3,102
2016	$20.92616	$22.10540	2,972
2017	$22.10540	$26.35677	2,059
2018	$26.35677	$24.12635	1,348
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.30574	$9.30393	9,851
2010	$9.30393	$10.48349	0
2011	$10.48349	$10.34679	0
2012	$10.34679	$11.87476	0
2013	$11.87476	$14.88335	0
2014	$14.88335	$15.83056	3,339
2015	$15.83056	$14.86396	3,339
2016	$14.86396	$17.15605	3,200
2017	$17.15605	$18.95191	2,217
2018	$18.95191	$16.99557	1,451
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.94392	0
2017	$9.94392	$9.81701	0
2018	$9.81701	$9.78447	0
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.62315	$10.46543	67,465
2010	$10.46543	$10.26884	52,848
2011	$10.26884	$10.07015	52,967
2012	$10.07015	$9.87424	53,458
2013	$9.87424	$9.68266	69,264
2014	$9.68266	$9.49480	59,070
2015	$9.49480	$9.31058	47,967
2016	$9.31058	$9.13078	37,017
2017	$9.13078	$8.99188	33,620
2018	$8.99188	$8.93965	30,974

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.76489	$8.48790	0
2010	$8.48790	$10.30845	0
2011	$10.30845	$10.10458	0
2012	$10.10458	$11.33400	0
2013	$11.33400	$15.11388	0
2014	$15.11388	$16.45121	0
2015	$16.45121	$17.24412	0
2016	$17.24412	$17.00177	0
2017	$17.00177	$22.47731	0
2018	$22.47731	$21.94336	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.82221	$9.68687	3,295
2010	$9.68687	$10.89711	2,925
2011	$10.89711	$10.87570	1,336
2012	$10.87570	$12.32999	1,275
2013	$12.32999	$15.94737	859
2014	$15.94737	$17.71426	771
2015	$17.71426	$17.55686	0
2016	$17.55686	$19.20934	0
2017	$19.20934	$22.86973	0
2018	$22.86973	$21.36260	0
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$10.01087	$11.33412	12,284
2010	$11.33412	$11.95195	4,970
2011	$11.95195	$12.54404	2,861
2012	$12.54404	$12.98805	2,861
2013	$12.98805	$12.47144	2,861
2014	$12.47144	$12.91523	2,861
2015	$12.91523	$12.55577	1,153
2016	$12.55577	$12.86290	0
2017	$12.86290	$13.11720	0
2018	$13.11720	$12.76002	0
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$9.21963	$11.41010	2,609
2010	$11.41010	$12.62311	326
2011	$12.62311	$10.23104	326
2012	$10.23104	$12.07529	326
2013	$12.07529	$15.41168	0
2014	$15.41168	$13.85735	0
2015	$13.85735	$14.03500	0
2016	$14.03500	$13.03702	0
2017	$13.03702	$16.61831	0
2018	$16.61831	$13.84050	0
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.70235	0
2016	$8.70235	$9.68773	0
2017	$9.68773	$10.55165	0
2018	$10.55165	$9.26363	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$8.97549	$11.20250	1,054
2010	$11.20250	$12.21538	0
2011	$12.21538	$11.19163	0
2012	$11.19163	$11.45909	0
2013	$11.45909	$13.19721	0
2014	$13.19721	$13.30152	0
2015	$13.30152	$13.20650	0
2016	$13.20650	$13.03451	0
2017	$13.03451	$14.68050	0
2018	$14.68050	$12.53198	0
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$9.26724	0
2013	$9.26724	$12.70268	0
2014	$12.70268	$13.47238	0
2015	$13.47238	$13.83715	0
2016	$13.83715	$13.84172	0
2017	$13.84172	$17.24221	0
2018	$17.24221	$16.24798	0
Invesco V.I. Core Equity Fund - Series II
2009	$7.77163	$9.75237	0
2010	$9.75237	$10.44672	0
2011	$10.44672	$10.21336	0
2012	$10.21336	$11.37695	0
2013	$11.37695	$14.38303	0
2014	$14.38303	$15.20911	0
2015	$15.20911	$14.01733	0
2016	$14.01733	$15.12189	0
2017	$15.12189	$16.73844	0
2018	$16.73844	$14.83441	0
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.63954	2,195
2012	$11.63954	$11.66520	2,356
2013	$11.66520	$11.11125	2,453
2014	$11.11125	$11.31744	2,440
2015	$11.31744	$11.10352	0
2016	$11.10352	$10.99668	0
2017	$10.99668	$10.96910	0
2018	$10.96910	$10.78677	0
Invesco V.I. Growth and Income Fund - Series II
2009	$9.00862	$10.96250	8,878
2010	$10.96250	$12.05936	13,530
2011	$12.05936	$11.55724	13,530
2012	$11.55724	$12.95717	13,530
2013	$12.95717	$16.99470	6,103
2014	$16.99470	$18.32386	6,103
2015	$18.32386	$17.37128	6,584
2016	$17.37128	$20.34306	6,563
2017	$20.34306	$22.74914	6,422
2018	$22.74914	$19.27344	6,312

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.37139	$11.93193	3,223
2010	$11.93193	$13.31140	4,687
2011	$13.31140	$12.20337	5,385
2012	$12.20337	$13.23542	4,687
2013	$13.23542	$16.67136	2,523
2014	$16.67136	$17.02782	2,523
2015	$17.02782	$15.98106	3,032
2016	$15.98106	$17.73293	3,011
2017	$17.73293	$19.93748	2,861
2018	$19.93748	$17.28077	2,744
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.44409	$11.41366	0
2010	$11.41366	$14.24359	0
2011	$14.24359	$12.65901	0
2012	$12.65901	$13.85466	0
2013	$13.85466	$18.55707	0
2014	$18.55707	$19.59471	0
2015	$19.59471	$19.41274	0
2016	$19.41274	$19.14415	0
2017	$19.14415	$22.93008	0
2018	$22.93008	$21.16180	0
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.73286	$8.30451	0
2010	$8.30451	$8.70818	0
2011	$8.70818	$8.24879	0
2012	$8.24879	$9.51546	0
2013	$9.51546	$12.43422	0
2014	$12.43422	$12.97028	0
2015	$12.97028	$11.36221	0
2016	$11.36221	$13.13799	0
2017	$13.13799	$15.10313	0
2018	$15.10313	$11.94300	0
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.74688	$13.23312	1,042
2010	$13.23312	$14.02874	908
2011	$14.02874	$13.94217	916
2012	$13.94217	$15.49801	887
2013	$15.49801	$18.20510	751
2014	$18.20510	$19.32068	710
2015	$19.32068	$19.02169	0
2016	$19.02169	$19.45822	0
2017	$19.45822	$22.54169	0
2018	$22.54169	$22.19715	0
Janus Henderson Forty Portfolio - Service Shares
2009	$9.86995	$14.13070	0
2010	$14.13070	$14.75305	0
2011	$14.75305	$13.46174	0
2012	$13.46174	$16.34773	0
2013	$16.34773	$20.97985	0
2014	$20.97985	$22.31264	0
2015	$22.31264	$24.48918	0
2016	$24.48918	$24.47939	0
2017	$24.47939	$31.20593	0
2018	$31.20593	$31.12281	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$10.16111	$13.24277	4,254
2010	$13.24277	$14.97971	848
2011	$14.97971	$14.25019	1,523
2012	$14.25019	$15.47946	888
2013	$15.47946	$19.09497	717
2014	$19.09497	$20.30265	673
2015	$20.30265	$19.17211	0
2016	$19.17211	$22.32668	0
2017	$22.32668	$24.87873	0
2018	$24.87873	$21.02183	0
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.86471	$12.05313	1,181
2010	$12.05313	$14.77503	0
2011	$14.77503	$9.80226	0
2012	$9.80226	$10.87739	0
2013	$10.87739	$12.18850	0
2014	$12.18850	$10.50450	0
2015	$10.50450	$9.39274	0
2016	$9.39274	$8.59228	0
2017	$8.59228	$11.02145	0
2018	$11.02145	$9.17057	0
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$17.25481	0
2016	$17.25481	$17.90767	0
2017	$17.90767	$22.49561	0
2018	$22.49561	$22.18358	0
MFS® Investors Trust Series - Service Class
2009	$8.80053	$10.92056	0
2010	$10.92056	$11.87276	0
2011	$11.87276	$11.36021	0
2012	$11.36021	$13.23583	0
2013	$13.23583	$17.09681	0
2014	$17.09681	$18.55894	0
2015	$18.55894	$18.18854	0
2016	$18.18854	$19.31788	0
2017	$19.31788	$23.30610	0
2018	$23.30610	$21.54691	0
MFS® New Discovery Series - Service Class
2009	$6.70435	$10.70989	0
2010	$10.70989	$14.27546	0
2011	$14.27546	$12.52863	0
2012	$12.52863	$14.85083	0
2013	$14.85083	$20.56343	0
2014	$20.56343	$18.65126	0
2015	$18.65126	$17.89512	0
2016	$17.89512	$19.09105	0
2017	$19.09105	$23.65096	0
2018	$23.65096	$22.79108	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$9.16401	$10.57793	1,300
2010	$10.57793	$11.37087	1,121
2011	$11.37087	$11.32637	1,128
2012	$11.32637	$12.31922	1,115
2013	$12.31922	$14.34248	952
2014	$14.34248	$15.22108	901
2015	$15.22108	$14.83778	0
2016	$14.83778	$15.83183	0
2017	$15.83183	$17.39207	0
2018	$17.39207	$16.05143	0
MFS® Value Series - Service Class
2009	$9.53586	$11.44909	0
2010	$11.44909	$12.48512	0
2011	$12.48512	$12.18505	0
2012	$12.18505	$13.84437	0
2013	$13.84437	$18.40655	0
2014	$18.40655	$19.88893	0
2015	$19.88893	$19.31896	0
2016	$19.31896	$21.55292	0
2017	$21.55292	$24.80209	0
2018	$24.80209	$21.79939	0
MFS® VIT II High Yield - Service Class
2013	$10.00000	$15.13605	0
2014	$15.13605	$15.21691	0
2015	$15.21691	$14.26039	0
2016	$14.26039	$15.89114	0
2017	$15.89114	$16.56650	0
2018	$16.56650	$15.71694	0
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.05018	$11.41606	0
2010	$11.41606	$13.72467	0
2011	$13.72467	$13.04840	0
2012	$13.04840	$14.59123	0
2013	$14.59123	$21.13466	0
2014	$21.13466	$21.98432	0
2015	$21.98432	$24.13547	0
2016	$24.13547	$23.21121	0
2017	$23.21121	$32.50861	0
2018	$32.50861	$34.20009	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.72977	$12.25816	17,179
2010	$12.25816	$15.56843	9,958
2011	$15.56843	$16.12983	9,865
2012	$16.12983	$18.28509	9,702
2013	$18.28509	$18.24262	11,004
2014	$18.24262	$23.15071	10,378
2015	$23.15071	$23.13566	6,234
2016	$23.13566	$24.17132	4,904
2017	$24.17132	$24.38309	4,086
2018	$24.38309	$22.00187	3,449

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$6.08613	$7.89261	0
2010	$7.89261	$9.84086	0
2011	$9.84086	$9.73003	0
2012	$9.73003	$11.08198	0
2013	$11.08198	$14.73700	0
2014	$14.73700	$15.24788	0
2015	$15.24788	$15.89956	0
2016	$15.89956	$15.91451	0
2017	$15.91451	$20.04687	0
2018	$20.04687	$18.41640	0
Oppenheimer Global Fund/VA - Service Shares
2009	$8.87076	$12.12074	4,442
2010	$12.12074	$13.75083	6,978
2011	$13.75083	$12.33342	6,978
2012	$12.33342	$14.62585	6,978
2013	$14.62585	$18.21151	8,293
2014	$18.21151	$18.22350	8,293
2015	$18.22350	$18.52431	8,741
2016	$18.52431	$18.13553	8,543
2017	$18.13553	$24.24355	7,151
2018	$24.24355	$20.58659	6,066
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$8.00381	$10.74214	4,623
2010	$10.74214	$12.96134	5,980
2011	$12.96134	$12.40623	5,980
2012	$12.40623	$14.31315	5,980
2013	$14.31315	$19.73539	4,338
2014	$19.73539	$21.60580	3,890
2015	$21.60580	$19.89350	3,011
2016	$19.89350	$22.95395	1,969
2017	$22.95395	$25.64038	1,582
2018	$25.64038	$22.49044	1,487
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.37265	$11.76021	243
2010	$11.76021	$12.51102	2,138
2011	$12.51102	$13.09764	0
2012	$13.09764	$14.23470	0
2013	$14.23470	$14.02712	0
2014	$14.02712	$15.28847	0
2015	$15.28847	$15.03411	0
2016	$15.03411	$15.69643	0
2017	$15.69643	$15.81759	0
2018	$15.81759	$15.83789	0
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.30197	$11.95922	5,258
2010	$11.95922	$12.67716	7,554
2011	$12.67716	$13.88181	4,528
2012	$13.88181	$14.80207	4,528
2013	$14.80207	$13.17554	4,197
2014	$13.17554	$13.31800	4,197
2015	$13.31800	$12.70504	4,197
2016	$12.70504	$13.10515	4,197
2017	$13.10515	$13.32075	4,197
2018	$13.32075	$12.77238	4,197

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.46388	$12.82219	22,266
2010	$12.82219	$13.59269	16,747
2011	$13.59269	$13.80958	13,175
2012	$13.80958	$14.83826	15,904
2013	$14.83826	$14.26355	7,364
2014	$14.26355	$14.58374	7,348
2015	$14.58374	$14.36350	3,747
2016	$14.36350	$14.46116	2,597
2017	$14.46116	$14.87794	2,597
2018	$14.87794	$14.50998	2,597
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.18343	$9.98695	3,494
2010	$9.98695	$11.35919	2,841
2011	$11.35919	$11.28979	2,841
2012	$11.28979	$13.05117	2,841
2013	$13.05117	$18.02446	2,841
2014	$18.02446	$19.23546	2,841
2015	$19.23546	$20.89686	1,145
2016	$20.89686	$20.60041	0
2017	$20.60041	$27.43897	0
2018	$27.43897	$27.34731	0
T. Rowe Price Equity Income Portfolio - II
2009	$8.24676	$10.12771	5,804
2010	$10.12771	$11.39432	1,117
2011	$11.39432	$11.05867	1,155
2012	$11.05867	$12.67740	1,084
2013	$12.67740	$16.08557	850
2014	$16.08557	$16.89221	809
2015	$16.89221	$15.38591	0
2016	$15.38591	$17.93131	0
2017	$17.93131	$20.34993	0
2018	$20.34993	$18.01871	0
VanEck VIP Emerging Markets Fund - Initial Class
2009	$9.92937	$20.75492	0
2010	$20.75492	$25.81287	0
2011	$25.81287	$18.79567	0
2012	$18.79567	$23.92161	0
2013	$23.92161	$26.27458	0
2014	$26.27458	$25.65522	0
2015	$25.65522	$21.63489	0
2016	$21.63489	$21.23594	0
2017	$21.23594	$31.45272	0
2018	$31.45272	$23.59563	0
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$16.92719	$26.14616	0
2010	$26.14616	$33.13185	512
2011	$33.13185	$27.14232	512
2012	$27.14232	$27.51282	512
2013	$27.51282	$29.81800	512
2014	$29.81800	$23.65069	512
2015	$23.65069	$15.43274	512
2016	$15.43274	$21.74720	491
2017	$21.74720	$20.96373	340
2018	$20.96373	$14.74205	223

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.86442	$11.94078	13,067
2010	$11.94078	$13.42860	8,781
2011	$13.42860	$13.33473	8,467
2012	$13.33473	$15.43734	7,620
2013	$15.43734	$16.05319	4,318
2014	$16.05319	$15.50254	4,397
2015	$15.50254	$14.27624	1,769
2016	$14.27624	$16.14849	1,196
2017	$16.14849	$17.17008	1,196
2018	$17.17008	$16.13404	1,196
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
with EBP (Annual Increase) (& with/without SPB and with/without ABR)
Mortality & Expense = 1.90

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.27586	$13.69812	815
2010	$13.69812	$15.25367	660
2011	$15.25367	$14.85547	659
2012	$14.85547	$17.16232	552
2013	$17.16232	$22.67066	552
2014	$22.67066	$25.20470	551
2015	$25.20470	$26.16141	460
2016	$26.16141	$25.69617	460
2017	$25.69617	$32.92727	460
2018	$32.92727	$32.14922	750
Alger Large Cap Growth Portfolio - Class S
2009	$6.97396	$10.06381	1,364
2010	$10.06381	$11.13556	426
2011	$11.13556	$10.83008	425
2012	$10.83008	$11.60827	424
2013	$11.60827	$15.30959	424
2014	$15.30959	$16.58781	423
2015	$16.58781	$16.47598	423
2016	$16.47598	$15.95304	422
2017	$15.95304	$20.00728	421
2018	$20.00728	$19.94535	421
Alger Mid Cap Growth Portfolio - Class S
2009	$6.39363	$9.48093	12,988
2010	$9.48093	$11.04598	12,472
2011	$11.04598	$9.89546	12,477
2012	$9.89546	$11.21871	12,441
2013	$11.21871	$14.88679	2,330
2014	$14.88679	$15.69536	1,905
2015	$15.69536	$15.09007	1,904
2016	$15.09007	$14.86048	1,902
2017	$14.86048	$18.81586	1,808
2018	$18.81586	$17.00330	968
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.12260	$7.47022	763
2010	$7.47022	$8.01377	762
2011	$8.01377	$8.24281	761
2012	$8.24281	$9.41077	761
2013	$9.41077	$12.20800	760
2014	$12.20800	$13.36463	760
2015	$13.36463	$12.72170	531
2016	$12.72170	$14.08894	531
2017	$14.08894	$15.85777	531
2018	$15.85777	$14.16130	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.52773	$10.76085	1,242
2010	$10.76085	$12.01830	1,201
2011	$12.01830	$11.44676	1,102
2012	$11.44676	$12.58980	896
2013	$12.58980	$14.23062	611
2014	$14.23062	$14.71841	445
2015	$14.71841	$14.41533	158
2016	$14.41533	$14.52898	62
2017	$14.52898	$16.19739	66
2018	$16.19739	$14.98205	68
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$9.12417	$12.11316	16,271
2010	$12.11316	$13.88050	16,371
2011	$13.88050	$13.22470	16,283
2012	$13.22470	$15.05141	15,397
2013	$15.05141	$19.31627	16,365
2014	$19.31627	$21.13617	15,837
2015	$21.13617	$20.79948	15,749
2016	$20.79948	$21.96041	10,239
2017	$21.96041	$26.17073	6,174
2018	$26.17073	$23.94393	6,122
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.28746	$9.27589	3,904
2010	$9.27589	$10.44658	3,160
2011	$10.44658	$10.30511	2,990
2012	$10.30511	$11.82088	1,903
2013	$11.82088	$14.80828	1,342
2014	$14.80828	$15.74270	670
2015	$15.74270	$14.77393	320
2016	$14.77393	$17.04346	192
2017	$17.04346	$18.81808	57
2018	$18.81808	$16.86701	59
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.94225	2,791
2017	$9.94225	$9.81043	2,935
2018	$9.81043	$9.77296	2,813
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.59658	$10.43393	23,675
2010	$10.43393	$10.23272	19,655
2011	$10.23272	$10.02962	18,638
2012	$10.02962	$9.82947	57,835
2013	$9.82947	$9.63385	7,884
2014	$9.63385	$9.44212	7,313
2015	$9.44212	$9.25421	3,032
2016	$9.25421	$9.07088	2,159
2017	$9.07088	$8.92839	2,065
2018	$8.92839	$8.87203	1,849

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.74797	$8.46235	2,001
2010	$8.46235	$10.27221	1,655
2011	$10.27221	$10.06393	1,596
2012	$10.06393	$11.28264	1,238
2013	$11.28264	$15.03773	946
2014	$15.03773	$16.35998	862
2015	$16.35998	$17.13974	733
2016	$17.13974	$16.89025	615
2017	$16.89025	$22.31864	416
2018	$22.31864	$21.77743	422
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.80263	$9.65770	30,308
2010	$9.65770	$10.85877	25,095
2011	$10.85877	$10.83191	23,744
2012	$10.83191	$12.27407	22,234
2013	$12.27407	$15.86696	20,598
2014	$15.86696	$17.61596	18,438
2015	$17.61596	$17.45052	15,028
2016	$17.45052	$19.08329	8,649
2017	$19.08329	$22.70824	3,088
2018	$22.70824	$21.20102	5,932
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$9.98583	$11.30001	26,436
2010	$11.30001	$11.90991	21,249
2011	$11.90991	$12.49355	20,152
2012	$12.49355	$12.92916	18,648
2013	$12.92916	$12.40858	6,564
2014	$12.40858	$12.84357	6,302
2015	$12.84357	$12.47974	5,418
2016	$12.47974	$12.77851	5,026
2017	$12.77851	$13.02456	2,686
2018	$13.02456	$12.66349	2,506
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$9.19658	$11.37577	7,199
2010	$11.37577	$12.57874	7,251
2011	$12.57874	$10.18988	7,927
2012	$10.18988	$12.02058	7,181
2013	$12.02058	$15.33404	8,505
2014	$15.33404	$13.78051	7,653
2015	$13.78051	$13.95005	3,689
2016	$13.95005	$12.95152	1,852
2017	$12.95152	$16.50104	1,582
2018	$16.50104	$13.73586	1,645
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.69939	609
2016	$8.69939	$9.67950	582
2017	$9.67950	$10.53739	622
2018	$10.53739	$9.24642	651

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$8.95305	$11.16879	235
2010	$11.16879	$12.17243	0
2011	$12.17243	$11.14660	0
2012	$11.14660	$11.40714	0
2013	$11.40714	$13.13069	0
2014	$13.13069	$13.22772	0
2015	$13.22772	$13.12654	0
2016	$13.12654	$12.94902	0
2017	$12.94902	$14.57687	0
2018	$14.57687	$12.43722	0
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$9.22522	584
2013	$9.22522	$12.63864	319
2014	$12.63864	$13.39764	231
2015	$13.39764	$13.75336	165
2016	$13.75336	$13.75091	93
2017	$13.75091	$17.12047	85
2018	$17.12047	$16.12510	78
Invesco V.I. Core Equity Fund - Series II
2009	$7.76102	$9.73409	234
2010	$9.73409	$10.42184	233
2011	$10.42184	$10.18385	231
2012	$10.18385	$11.33828	230
2013	$11.33828	$14.32683	76
2014	$14.32683	$15.14195	57
2015	$15.14195	$13.94833	56
2016	$13.94833	$15.03978	56
2017	$15.03978	$16.63918	0
2018	$16.63918	$14.73898	0
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.59269	28
2012	$11.59269	$11.61232	0
2013	$11.61232	$11.05525	0
2014	$11.05525	$11.25465	0
2015	$11.25465	$11.03630	0
2016	$11.03630	$10.92454	0
2017	$10.92454	$10.89166	0
2018	$10.89166	$10.70518	0
Invesco V.I. Growth and Income Fund - Series II
2009	$8.98608	$10.92949	7,380
2010	$10.92949	$12.01694	9,608
2011	$12.01694	$11.51071	8,594
2012	$11.51071	$12.89841	8,143
2013	$12.89841	$16.90901	7,229
2014	$16.90901	$18.22216	5,744
2015	$18.22216	$17.26606	3,760
2016	$17.26606	$20.20955	3,340
2017	$20.20955	$22.58848	3,225
2018	$22.58848	$19.12764	3,351

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.34795	$11.89601	9,240
2010	$11.89601	$13.26457	7,410
2011	$13.26457	$12.15424	7,669
2012	$12.15424	$13.17541	1,119
2013	$13.17541	$16.58731	866
2014	$16.58731	$16.93335	821
2015	$16.93335	$15.88428	791
2016	$15.88428	$17.61657	635
2017	$17.61657	$19.79670	581
2018	$19.79670	$17.15006	618
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.42547	$11.37931	0
2010	$11.37931	$14.19350	0
2011	$14.19350	$12.60807	0
2012	$12.60807	$13.79185	0
2013	$13.79185	$18.46354	0
2014	$18.46354	$19.48600	0
2015	$19.48600	$19.29519	0
2016	$19.29519	$19.01856	0
2017	$19.01856	$22.76819	0
2018	$22.76819	$21.00176	1,136
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.71851	$8.27951	1,008
2010	$8.27951	$8.67753	551
2011	$8.67753	$8.21557	538
2012	$8.21557	$9.47230	516
2013	$9.47230	$12.37152	53
2014	$12.37152	$12.89829	52
2015	$12.89829	$11.29337	52
2016	$11.29337	$13.05174	52
2017	$13.05174	$14.99644	52
2018	$14.99644	$11.85262	52
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.72001	$13.19330	1,971
2010	$13.19330	$13.97940	2,003
2011	$13.97940	$13.88606	1,390
2012	$13.88606	$15.42774	1,374
2013	$15.42774	$18.11332	1,144
2014	$18.11332	$19.21348	1,109
2015	$19.21348	$18.90651	1,109
2016	$18.90651	$19.33056	1,109
2017	$19.33056	$22.38255	1,109
2018	$22.38255	$22.02929	1,109
Janus Henderson Forty Portfolio - Service Shares
2009	$9.84528	$14.08820	1,614
2010	$14.08820	$14.70118	1,184
2011	$14.70118	$13.40758	1,184
2012	$13.40758	$16.27364	1,184
2013	$16.27364	$20.87412	1,184
2014	$20.87412	$22.18888	1,184
2015	$22.18888	$24.34093	1,184
2016	$24.34093	$24.31882	1,184
2017	$24.31882	$30.98565	1,184
2018	$30.98565	$30.88748	1,184

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$10.13568	$13.20290	23,011
2010	$13.20290	$14.92701	20,178
2011	$14.92701	$14.19283	17,864
2012	$14.19283	$15.40928	12,201
2013	$15.40928	$18.99871	11,792
2014	$18.99871	$20.19001	10,702
2015	$20.19001	$19.05602	8,275
2016	$19.05602	$22.18022	3,923
2017	$22.18022	$24.70308	1,903
2018	$24.70308	$20.86285	3,038
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.84755	$12.01687	0
2010	$12.01687	$14.72308	0
2011	$14.72308	$9.76281	326
2012	$9.76281	$10.82809	313
2013	$10.82809	$12.12707	299
2014	$12.12707	$10.44623	0
2015	$10.44623	$9.33586	0
2016	$9.33586	$8.53590	0
2017	$8.53590	$10.94362	0
2018	$10.94362	$9.10120	8,093
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$17.15037	307
2016	$17.15037	$17.79024	317
2017	$17.79024	$22.33686	294
2018	$22.33686	$22.01588	1,376
MFS® Investors Trust Series - Service Class
2009	$8.77851	$10.88768	2,499
2010	$10.88768	$11.83097	2,229
2011	$11.83097	$11.31447	1,757
2012	$11.31447	$13.17580	1,313
2013	$13.17580	$17.01059	994
2014	$17.01059	$18.45594	736
2015	$18.45594	$18.07837	515
2016	$18.07837	$19.19112	300
2017	$19.19112	$23.14152	276
2018	$23.14152	$21.38393	266
MFS® New Discovery Series - Service Class
2009	$6.68756	$10.67762	1,024
2010	$10.67762	$14.22520	751
2011	$14.22520	$12.47817	617
2012	$12.47817	$14.78345	498
2013	$14.78345	$20.45970	377
2014	$20.45970	$18.54771	349
2015	$18.54771	$17.78669	277
2016	$17.78669	$18.96574	206
2017	$18.96574	$23.48391	91
2018	$23.48391	$22.61865	81

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$9.14108	$10.54609	4,746
2010	$10.54609	$11.33086	3,567
2011	$11.33086	$11.28076	3,590
2012	$11.28076	$12.26335	3,401
2013	$12.26335	$14.27017	2,907
2014	$14.27017	$15.13660	2,845
2015	$15.13660	$14.74790	2,842
2016	$14.74790	$15.72793	2,731
2017	$15.72793	$17.26923	2,726
2018	$17.26923	$15.92999	2,742
MFS® Value Series - Service Class
2009	$9.51202	$11.41464	6,438
2010	$11.41464	$12.44122	3,588
2011	$12.44122	$12.13604	3,663
2012	$12.13604	$13.78164	3,450
2013	$13.78164	$18.31382	3,009
2014	$18.31382	$19.77865	2,918
2015	$19.77865	$19.20204	2,236
2016	$19.20204	$21.41158	1,994
2017	$21.41158	$24.62705	1,972
2018	$24.62705	$21.63459	1,984
MFS® VIT II High Yield - Service Class
2013	$10.00000	$15.05975	467
2014	$15.05975	$15.13250	422
2015	$15.13250	$14.17404	383
2016	$14.17404	$15.78690	327
2017	$15.78690	$16.44954	329
2018	$16.44954	$15.59809	333
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.03253	$11.38169	91
2010	$11.38169	$13.67637	0
2011	$13.67637	$12.99585	0
2012	$12.99585	$14.52505	0
2013	$14.52505	$21.02808	0
2014	$21.02808	$21.86231	0
2015	$21.86231	$23.98929	0
2016	$23.98929	$23.05890	0
2017	$23.05890	$32.27907	0
2018	$32.27907	$33.94142	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.70541	$12.22122	27,005
2010	$12.22122	$15.51361	21,492
2011	$15.51361	$16.06486	20,907
2012	$16.06486	$18.20215	10,394
2013	$18.20215	$18.15062	11,006
2014	$18.15062	$23.02224	10,132
2015	$23.02224	$22.99554	9,026
2016	$22.99554	$24.01271	5,116
2017	$24.01271	$24.21091	2,407
2018	$24.21091	$21.83546	1,883

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$6.07471	$7.87378	86
2010	$7.87378	$9.81239	85
2011	$9.81239	$9.69695	85
2012	$9.69695	$11.03865	84
2013	$11.03865	$14.67191	28
2014	$14.67191	$15.17277	21
2015	$15.17277	$15.81316	21
2016	$15.81316	$15.81999	20
2017	$15.81999	$19.91778	0
2018	$19.91778	$18.28854	0
Oppenheimer Global Fund/VA - Service Shares
2009	$8.84858	$12.08426	3,953
2010	$12.08426	$13.70247	1,711
2011	$13.70247	$12.28378	1,539
2012	$12.28378	$14.55955	1,301
2013	$14.55955	$18.11972	1,045
2014	$18.11972	$18.12240	719
2015	$18.12240	$18.41216	604
2016	$18.41216	$18.01656	309
2017	$18.01656	$24.07240	292
2018	$24.07240	$20.43091	300
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$7.98376	$10.70979	16,341
2010	$10.70979	$12.91571	13,708
2011	$12.91571	$12.35626	13,567
2012	$12.35626	$14.24820	13,354
2013	$14.24820	$19.63585	6,567
2014	$19.63585	$21.48586	5,911
2015	$21.48586	$19.77297	4,671
2016	$19.77297	$22.80328	4,662
2017	$22.80328	$25.45926	4,668
2018	$25.45926	$22.32026	3,908
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.34671	$11.72482	8,141
2010	$11.72482	$12.46701	9,292
2011	$12.46701	$13.04493	8,992
2012	$13.04493	$14.17016	8,864
2013	$14.17016	$13.95641	4,485
2014	$13.95641	$15.20364	2,946
2015	$15.20364	$14.94307	2,552
2016	$14.94307	$15.59346	2,527
2017	$15.59346	$15.70592	2,445
2018	$15.70592	$15.71812	2,192
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.27624	$11.92329	8,997
2010	$11.92329	$12.63263	7,079
2011	$12.63263	$13.82602	6,656
2012	$13.82602	$14.73505	6,329
2013	$14.73505	$13.10920	26,569
2014	$13.10920	$13.24417	26,646
2015	$13.24417	$12.62816	24,225
2016	$12.62816	$13.01923	23,493
2017	$13.01923	$13.22677	24,052
2018	$13.22677	$12.67585	3,671

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.43520	$12.78360	35,628
2010	$12.78360	$13.54487	31,262
2011	$13.54487	$13.75400	29,001
2012	$13.75400	$14.77099	20,020
2013	$14.77099	$14.19162	6,236
2014	$14.19162	$14.50280	4,991
2015	$14.50280	$14.27651	4,292
2016	$14.27651	$14.36627	3,759
2017	$14.36627	$14.77287	3,281
2018	$14.77287	$14.40022	3,264
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.16545	$9.95687	12,885
2010	$9.95687	$11.31921	10,891
2011	$11.31921	$11.24433	9,568
2012	$11.24433	$12.99198	8,218
2013	$12.99198	$17.93357	6,786
2014	$17.93357	$19.12871	4,826
2015	$19.12871	$20.77029	1,843
2016	$20.77029	$20.46523	1,660
2017	$20.46523	$27.24522	1,229
2018	$27.24522	$27.14048	1,136
T. Rowe Price Equity Income Portfolio - II
2009	$8.22613	$10.09724	12,397
2010	$10.09724	$11.35425	11,094
2011	$11.35425	$11.01417	10,547
2012	$11.01417	$12.61994	9,524
2013	$12.61994	$16.00451	8,934
2014	$16.00451	$16.79851	7,142
2015	$16.79851	$15.29274	4,302
2016	$15.29274	$17.81366	4,065
2017	$17.81366	$20.20625	4,046
2018	$20.20625	$17.88243	4,104
VanEck VIP Emerging Markets Fund - Initial Class
2009	$9.90454	$20.69250	1,015
2010	$20.69250	$25.72214	786
2011	$25.72214	$18.72006	707
2012	$18.72006	$23.81321	683
2013	$23.81321	$26.14218	660
2014	$26.14218	$25.51291	63
2015	$25.51291	$21.50390	54
2016	$21.50390	$21.09664	32
2017	$21.09664	$31.23071	28
2018	$31.23071	$23.41721	35
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$16.88485	$26.06746	1,045
2010	$26.06746	$33.01530	695
2011	$33.01530	$27.03307	673
2012	$27.03307	$27.38807	588
2013	$27.38807	$29.66765	1,089
2014	$29.66765	$23.51942	1,135
2015	$23.51942	$15.33923	934
2016	$15.33923	$21.60444	103
2017	$21.60444	$20.81563	103
2018	$20.81563	$14.63050	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.84475	$11.90484	7,831
2010	$11.90484	$13.38135	5,059
2011	$13.38135	$13.28106	4,409
2012	$13.28106	$15.36736	3,988
2013	$15.36736	$15.97226	3,355
2014	$15.97226	$15.41653	2,056
2015	$15.41653	$14.18980	844
2016	$14.18980	$16.04256	216
2017	$16.04256	$17.04885	231
2018	$17.04885	$16.01201	188
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
with EEDB 71-79 (& with/without SPB and with/without ABR)
Mortality & Expense = 2.00

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.22947	$13.61570	1,983
2010	$13.61570	$15.14643	4,601
2011	$15.14643	$14.73602	2,012
2012	$14.73602	$17.00691	1,971
2013	$17.00691	$22.44246	555
2014	$22.44246	$24.92554	289
2015	$24.92554	$25.84526	265
2016	$25.84526	$25.35982	289
2017	$25.35982	$32.46358	254
2018	$32.46358	$31.66438	237
Alger Large Cap Growth Portfolio - Class S
2009	$6.93907	$10.00323	271
2010	$10.00323	$11.05725	268
2011	$11.05725	$10.74297	265
2012	$10.74297	$11.50312	272
2013	$11.50312	$15.15545	245
2014	$15.15545	$16.40405	231
2015	$16.40405	$16.27682	222
2016	$16.27682	$15.74416	243
2017	$15.74416	$19.72545	218
2018	$19.72545	$19.64447	200
Alger Mid Cap Growth Portfolio - Class S
2009	$6.36163	$9.42385	3,353
2010	$9.42385	$10.96829	3,421
2011	$10.96829	$9.81584	3,589
2012	$9.81584	$11.11707	2,501
2013	$11.11707	$14.73688	2,348
2014	$14.73688	$15.52144	1,965
2015	$15.52144	$14.90763	1,938
2016	$14.90763	$14.66588	2,012
2017	$14.66588	$18.55077	1,871
2018	$18.55077	$16.74677	1,456
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.11209	$7.44979	40
2010	$7.44979	$7.98371	41
2011	$7.98371	$8.20352	40
2012	$8.20352	$9.35635	37
2013	$9.35635	$12.12502	30
2014	$12.12502	$13.26025	28
2015	$13.26025	$12.60946	29
2016	$12.60946	$13.95042	27
2017	$13.95042	$15.68605	25
2018	$15.68605	$13.99375	26

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.48507	$10.69610	5,339
2010	$10.69610	$11.93380	4,968
2011	$11.93380	$11.35472	4,752
2012	$11.35472	$12.47579	4,536
2013	$12.47579	$14.08737	1,772
2014	$14.08737	$14.55539	1,675
2015	$14.55539	$14.24113	1,598
2016	$14.24113	$14.33880	1,604
2017	$14.33880	$15.96928	1,573
2018	$15.96928	$14.75610	1,451
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$9.07855	$12.04028	5,836
2010	$12.04028	$13.78293	5,460
2011	$13.78293	$13.11837	5,899
2012	$13.11837	$14.91513	4,859
2013	$14.91513	$19.12186	2,889
2014	$19.12186	$20.90210	1,185
2015	$20.90210	$20.54813	1,001
2016	$20.54813	$21.67295	987
2017	$21.67295	$25.80217	923
2018	$25.80217	$23.58283	894
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.25100	$9.22008	8,091
2010	$9.22008	$10.37314	2,975
2011	$10.37314	$10.22224	3,658
2012	$10.22224	$11.71384	1,891
2013	$11.71384	$14.65921	915
2014	$14.65921	$15.56831	904
2015	$15.56831	$14.59536	194
2016	$14.59536	$16.82033	172
2017	$16.82033	$18.55302	179
2018	$18.55302	$16.61259	182
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.93892	1,126
2017	$9.93892	$9.79726	1,068
2018	$9.79726	$9.74996	403
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.54356	$10.37112	10,057
2010	$10.37112	$10.16074	9,033
2011	$10.16074	$9.94894	8,566
2012	$9.94894	$9.74042	6,620
2013	$9.74042	$9.53683	6,875
2014	$9.53683	$9.33749	6,061
2015	$9.33749	$9.14232	5,209
2016	$9.14232	$8.95209	5,588
2017	$8.95209	$8.80260	6,268
2018	$8.80260	$8.73819	5,868

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.71420	$8.41141	2,571
2010	$8.41141	$10.19995	2,136
2011	$10.19995	$9.98296	2,695
2012	$9.98296	$11.18043	2,041
2013	$11.18043	$14.88631	736
2014	$14.88631	$16.17871	736
2015	$16.17871	$16.93255	735
2016	$16.93255	$16.66910	735
2017	$16.66910	$22.00425	734
2018	$22.00425	$21.44893	734
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.76361	$9.59959	8,947
2010	$9.59959	$10.78243	5,824
2011	$10.78243	$10.74481	5,859
2012	$10.74481	$12.16292	5,695
2013	$12.16292	$15.70724	3,948
2014	$15.70724	$17.42086	3,697
2015	$17.42086	$17.23964	3,189
2016	$17.23964	$18.83350	3,134
2017	$18.83350	$22.38845	3,007
2018	$22.38845	$20.88128	2,041
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$9.93593	$11.23207	6,423
2010	$11.23207	$11.82623	5,419
2011	$11.82623	$12.39316	4,604
2012	$12.39316	$12.81215	6,424
2013	$12.81215	$12.28373	6,268
2014	$12.28373	$12.70138	3,217
2015	$12.70138	$12.32899	3,182
2016	$12.32899	$12.61131	3,248
2017	$12.61131	$12.84121	3,453
2018	$12.84121	$12.47259	2,758
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$9.15058	$11.30731	4,373
2010	$11.30731	$12.49029	4,191
2011	$12.49029	$10.10791	4,816
2012	$10.10791	$11.91168	4,431
2013	$11.91168	$15.17962	3,690
2014	$15.17962	$13.62779	3,983
2015	$13.62779	$13.78138	2,835
2016	$13.78138	$12.78190	3,046
2017	$12.78190	$16.26855	2,898
2018	$16.26855	$13.52861	2,339
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.69344	1,735
2016	$8.69344	$9.66305	1,661
2017	$9.66305	$10.50888	1,788
2018	$10.50888	$9.21206	1,877

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$8.90828	$11.10160	409
2010	$11.10160	$12.08686	183
2011	$12.08686	$11.05696	483
2012	$11.05696	$11.30384	119
2013	$11.30384	$12.99851	3
2014	$12.99851	$13.08119	3
2015	$13.08119	$12.96788	3
2016	$12.96788	$12.77949	3
2017	$12.77949	$14.37155	3
2018	$14.37155	$12.24963	3
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$9.14164	367
2013	$9.14164	$12.51137	312
2014	$12.51137	$13.24919	256
2015	$13.24919	$13.58709	247
2016	$13.58709	$13.57085	239
2017	$13.57085	$16.87930	201
2018	$16.87930	$15.88184	185
Invesco V.I. Core Equity Fund - Series II
2009	$7.73984	$9.69762	3,963
2010	$9.69762	$10.37220	2,964
2011	$10.37220	$10.12501	2,895
2012	$10.12501	$11.26125	2,774
2013	$11.26125	$14.21498	1,761
2014	$14.21498	$15.00842	1,751
2015	$15.00842	$13.81120	1,764
2016	$13.81120	$14.87679	1,754
2017	$14.87679	$16.44229	1,762
2018	$16.44229	$14.54982	227
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.49950	772
2012	$11.49950	$11.50719	395
2013	$11.50719	$10.94398	66
2014	$10.94398	$11.13003	68
2015	$11.13003	$10.90294	67
2016	$10.90294	$10.78156	70
2017	$10.78156	$10.73828	73
2018	$10.73828	$10.54375	69
Invesco V.I. Growth and Income Fund - Series II
2009	$8.94114	$10.86372	10,965
2010	$10.86372	$11.93243	8,005
2011	$11.93243	$11.41812	7,975
2012	$11.41812	$12.78158	6,919
2013	$12.78158	$16.73876	4,188
2014	$16.73876	$18.02030	3,396
2015	$18.02030	$17.05735	2,218
2016	$17.05735	$19.94495	2,025
2017	$19.94495	$22.27030	2,011
2018	$22.27030	$18.83911	2,175

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.30120	$11.82445	3,173
2010	$11.82445	$13.17132	2,724
2011	$13.17132	$12.05651	2,761
2012	$12.05651	$13.05610	2,318
2013	$13.05610	$16.42035	1,920
2014	$16.42035	$16.74579	1,919
2015	$16.74579	$15.69231	1,008
2016	$15.69231	$17.38596	999
2017	$17.38596	$19.51789	1,001
2018	$19.51789	$16.89141	130
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.38832	$11.31082	1,675
2010	$11.31082	$14.09371	3,034
2011	$14.09371	$12.50667	2,939
2012	$12.50667	$13.66693	2,829
2013	$13.66693	$18.27765	847
2014	$18.27765	$19.27013	847
2015	$19.27013	$19.06196	847
2016	$19.06196	$18.76955	847
2017	$18.76955	$22.44748	847
2018	$22.44748	$20.68496	0
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.68989	$8.22965	4,860
2010	$8.22965	$8.61649	5,990
2011	$8.61649	$8.14946	5,975
2012	$8.14946	$9.38647	5,884
2013	$9.38647	$12.24692	2,659
2014	$12.24692	$12.75535	2,593
2015	$12.75535	$11.15682	1,731
2016	$11.15682	$12.88081	1,605
2017	$12.88081	$14.78514	1,529
2018	$14.78514	$11.67377	1,762
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.66644	$13.11399	5,509
2010	$13.11399	$13.88119	5,233
2011	$13.88119	$13.77446	4,968
2012	$13.77446	$15.28811	4,189
2013	$15.28811	$17.93107	1,518
2014	$17.93107	$19.00077	1,378
2015	$19.00077	$18.67811	1,279
2016	$18.67811	$19.07762	1,185
2017	$19.07762	$22.06744	1,102
2018	$22.06744	$21.69717	901
Janus Henderson Forty Portfolio - Service Shares
2009	$9.79602	$14.00340	620
2010	$14.00340	$14.59780	619
2011	$14.59780	$13.29974	1,081
2012	$13.29974	$16.12625	849
2013	$16.12625	$20.66396	825
2014	$20.66396	$21.94308	775
2015	$21.94308	$24.04674	767
2016	$24.04674	$24.00045	758
2017	$24.00045	$30.54923	750
2018	$30.54923	$30.42160	742

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$10.08501	$13.12348	5,424
2010	$13.12348	$14.82208	4,331
2011	$14.82208	$14.07870	4,570
2012	$14.07870	$15.26974	3,154
2013	$15.26974	$18.80747	1,580
2014	$18.80747	$19.96637	1,460
2015	$19.96637	$18.82571	297
2016	$18.82571	$21.88988	274
2017	$21.88988	$24.35517	242
2018	$24.35517	$20.54819	259
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.81328	$11.94455	1,598
2010	$11.94455	$14.61957	1,557
2011	$14.61957	$9.68428	1,556
2012	$9.68428	$10.73000	1,556
2013	$10.73000	$12.00497	54
2014	$12.00497	$10.33048	3
2015	$10.33048	$9.22299	3
2016	$9.22299	$8.42412	3
2017	$8.42412	$10.78944	3
2018	$10.78944	$8.96389	2
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$16.94312	1,274
2016	$16.94312	$17.55737	1,313
2017	$17.55737	$22.02229	1,200
2018	$22.02229	$21.68386	1,133
MFS® Investors Trust Series - Service Class
2009	$8.73461	$10.82219	1,337
2010	$10.82219	$11.74783	1,213
2011	$11.74783	$11.22351	1,043
2012	$11.22351	$13.05652	902
2013	$13.05652	$16.83940	610
2014	$16.83940	$18.25157	0
2015	$18.25157	$17.85994	0
2016	$17.85994	$18.93995	0
2017	$18.93995	$22.81567	0
2018	$22.81567	$21.06147	0
MFS® New Discovery Series - Service Class
2009	$6.65411	$10.61336	2,483
2010	$10.61336	$14.12519	3,909
2011	$14.12519	$12.37780	3,841
2012	$12.37780	$14.64954	3,317
2013	$14.64954	$20.25372	1,253
2014	$20.25372	$18.34222	1,253
2015	$18.34222	$17.57167	1,029
2016	$17.57167	$18.71740	1,029
2017	$18.71740	$23.15308	1,029
2018	$23.15308	$22.27742	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$9.09539	$10.48266	10,700
2010	$10.48266	$11.25124	7,267
2011	$11.25124	$11.19009	6,824
2012	$11.19009	$12.15234	6,209
2013	$12.15234	$14.12656	3,354
2014	$14.12656	$14.96900	3,070
2015	$14.96900	$14.56972	2,726
2016	$14.56972	$15.52210	2,587
2017	$15.52210	$17.02607	2,377
2018	$17.02607	$15.68979	1,391
MFS® Value Series - Service Class
2009	$9.46445	$11.34597	1,559
2010	$11.34597	$12.35376	1,111
2011	$12.35376	$12.03845	1,032
2012	$12.03845	$13.65685	959
2013	$13.65685	$18.12948	0
2014	$18.12948	$19.55959	0
2015	$19.55959	$18.96999	0
2016	$18.96999	$21.13133	0
2017	$21.13133	$24.28024	0
2018	$24.28024	$21.30832	0
MFS® VIT II High Yield - Service Class
2013	$10.00000	$14.90817	857
2014	$14.90817	$14.96489	229
2015	$14.96489	$14.00274	36
2016	$14.00274	$15.58023	36
2017	$15.58023	$16.21785	8
2018	$16.21785	$15.36282	0
Morgan Stanley VIF Growth Portfolio, Class II
2009	$6.99735	$11.31320	2,172
2010	$11.31320	$13.58022	1,591
2011	$13.58022	$12.89134	1,594
2012	$12.89134	$14.39351	1,208
2013	$14.39351	$20.81640	84
2014	$20.81640	$21.62015	37
2015	$21.62015	$23.69938	37
2016	$23.69938	$22.75706	37
2017	$22.75706	$31.82450	8
2018	$31.82450	$33.42955	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.65686	$12.14766	2,547
2010	$12.14766	$15.40452	2,238
2011	$15.40452	$15.93566	2,373
2012	$15.93566	$18.03731	1,697
2013	$18.03731	$17.96788	219
2014	$17.96788	$22.76721	157
2015	$22.76721	$22.71760	63
2016	$22.71760	$23.69837	63
2017	$23.69837	$23.86991	42
2018	$23.86991	$21.50611	37

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$6.05197	$7.83631	523
2010	$7.83631	$9.75574	2,804
2011	$9.75574	$9.63115	2,573
2012	$9.63115	$10.95253	2,360
2013	$10.95253	$14.54259	1,669
2014	$14.54259	$15.02370	0
2015	$15.02370	$15.64182	0
2016	$15.64182	$15.63265	0
2017	$15.63265	$19.66211	0
2018	$19.66211	$18.03550	0
Oppenheimer Global Fund/VA - Service Shares
2009	$8.80433	$12.01156	5,293
2010	$12.01156	$13.60616	6,574
2011	$13.60616	$12.18501	6,427
2012	$12.18501	$14.42771	5,383
2013	$14.42771	$17.93732	1,486
2014	$17.93732	$17.92168	1,473
2015	$17.92168	$18.18962	708
2016	$18.18962	$17.78068	717
2017	$17.78068	$23.73333	631
2018	$23.73333	$20.12272	598
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$7.94385	$10.64537	4,884
2010	$10.64537	$12.82494	4,510
2011	$12.82494	$12.25693	4,369
2012	$12.25693	$14.11920	3,783
2013	$14.11920	$19.43823	1,595
2014	$19.43823	$21.24794	1,556
2015	$21.24794	$19.53406	664
2016	$19.53406	$22.50484	624
2017	$22.50484	$25.10077	632
2018	$25.10077	$21.98368	639
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.29500	$11.65432	1,204
2010	$11.65432	$12.37941	1,213
2011	$12.37941	$12.94010	1,135
2012	$12.94010	$14.04192	1,141
2013	$14.04192	$13.81598	1,311
2014	$13.81598	$15.03531	1,265
2015	$15.03531	$14.76255	989
2016	$14.76255	$15.38941	1,000
2017	$15.38941	$15.48479	1,126
2018	$15.48479	$15.48114	1,052
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.22483	$11.85154	6,080
2010	$11.85154	$12.54381	9,891
2011	$12.54381	$13.71484	5,329
2012	$13.71484	$14.60161	5,449
2013	$14.60161	$12.97722	2,808
2014	$12.97722	$13.09746	2,789
2015	$13.09746	$12.47553	2,606
2016	$12.47553	$12.84878	2,621
2017	$12.84878	$13.04045	2,648
2018	$13.04045	$12.48464	1,054

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.37805	$12.70673	6,216
2010	$12.70673	$13.44969	6,982
2011	$13.44969	$13.64346	3,449
2012	$13.64346	$14.63729	4,378
2013	$14.63729	$14.04883	3,476
2014	$14.04883	$14.34222	3,390
2015	$14.34222	$14.10402	3,316
2016	$14.10402	$14.17826	3,301
2017	$14.17826	$14.56486	3,307
2018	$14.56486	$14.18309	3,213
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.12960	$9.89694	5,969
2010	$9.89694	$11.23961	3,905
2011	$11.23961	$11.15389	3,643
2012	$11.15389	$12.87431	3,535
2013	$12.87431	$17.75302	2,631
2014	$17.75302	$18.91680	2,512
2015	$18.91680	$20.51924	1,703
2016	$20.51924	$20.19730	1,821
2017	$20.19730	$26.86146	1,568
2018	$26.86146	$26.73109	1,455
T. Rowe Price Equity Income Portfolio - II
2009	$8.18497	$10.03648	11,529
2010	$10.03648	$11.27442	8,979
2011	$11.27442	$10.92560	8,687
2012	$10.92560	$12.50565	7,853
2013	$12.50565	$15.84339	5,577
2014	$15.84339	$16.61243	4,765
2015	$16.61243	$15.10791	3,761
2016	$15.10791	$17.58047	3,462
2017	$17.58047	$19.92166	3,394
2018	$19.92166	$17.61273	3,501
VanEck VIP Emerging Markets Fund - Initial Class
2009	$9.85499	$20.56802	1,715
2010	$20.56802	$25.54134	3,485
2011	$25.54134	$18.56952	1,965
2012	$18.56952	$23.59757	1,921
2013	$23.59757	$25.87902	364
2014	$25.87902	$25.23030	2
2015	$25.23030	$21.24397	2
2016	$21.24397	$20.82043	2
2017	$20.82043	$30.79081	2
2018	$30.79081	$23.06397	2
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$16.80043	$25.91066	1,612
2010	$25.91066	$32.78327	2,593
2011	$32.78327	$26.81571	1,214
2012	$26.81571	$27.14005	1,183
2013	$27.14005	$29.36900	355
2014	$29.36900	$23.25885	331
2015	$23.25885	$15.15376	2
2016	$15.15376	$21.32150	2
2017	$21.32150	$20.52234	1
2018	$20.52234	$14.40973	1

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.80552	$11.83326	3,715
2010	$11.83326	$13.28733	3,300
2011	$13.28733	$13.17431	3,215
2012	$13.17431	$15.22826	2,775
2013	$15.22826	$15.81154	3,045
2014	$15.81154	$15.24582	2,703
2015	$15.24582	$14.01834	2,407
2016	$14.01834	$15.83259	2,249
2017	$15.83259	$16.80878	2,375
2018	$16.80878	$15.77057	2,337
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)
Mortality & Expense = 2.05

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.20635	$13.57466	0
2010	$13.57466	$15.09308	0
2011	$15.09308	$14.67662	0
2012	$14.67662	$16.92969	0
2013	$16.92969	$22.32915	0
2014	$22.32915	$24.78703	0
2015	$24.78703	$25.68850	0
2016	$25.68850	$25.19317	0
2017	$25.19317	$32.23400	0
2018	$32.23400	$31.42451	0
Alger Large Cap Growth Portfolio - Class S
2009	$6.92168	$9.97309	0
2010	$9.97309	$11.01831	0
2011	$11.01831	$10.69967	0
2012	$10.69967	$11.45089	0
2013	$11.45089	$15.07893	0
2014	$15.07893	$16.31288	0
2015	$16.31288	$16.17809	0
2016	$16.17809	$15.64070	0
2017	$15.64070	$19.58595	0
2018	$19.58595	$19.49566	0
Alger Mid Cap Growth Portfolio - Class S
2009	$6.34569	$9.39543	0
2010	$9.39543	$10.92963	0
2011	$10.92963	$9.77626	0
2012	$9.77626	$11.06658	0
2013	$11.06658	$14.66246	0
2014	$14.66246	$15.43518	0
2015	$15.43518	$14.81720	0
2016	$14.81720	$14.56950	0
2017	$14.56950	$18.41957	0
2018	$18.41957	$16.61989	0
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.10684	$7.43959	0
2010	$7.43959	$7.96871	0
2011	$7.96871	$8.18393	0
2012	$8.18393	$9.32923	0
2013	$9.32923	$12.08370	0
2014	$12.08370	$13.20831	0
2015	$13.20831	$12.55366	0
2016	$12.55366	$13.88162	0
2017	$13.88162	$15.60083	0
2018	$15.60083	$13.91067	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.46382	$10.66387	0
2010	$10.66387	$11.89177	0
2011	$11.89177	$11.30895	0
2012	$11.30895	$12.41915	0
2013	$12.41915	$14.01626	0
2014	$14.01626	$14.47451	0
2015	$14.47451	$14.15476	0
2016	$14.15476	$14.24458	0
2017	$14.24458	$15.85634	0
2018	$15.85634	$14.64431	0
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$9.05579	$12.00397	2,248
2010	$12.00397	$13.73434	2,210
2011	$13.73434	$13.06546	2,016
2012	$13.06546	$14.84736	1,815
2013	$14.84736	$19.02526	1,631
2014	$19.02526	$20.78588	1,480
2015	$20.78588	$20.42345	1,334
2016	$20.42345	$21.53049	547
2017	$21.53049	$25.61965	351
2018	$25.61965	$23.40414	139
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.23283	$9.19228	324
2010	$9.19228	$10.33659	0
2011	$10.33659	$10.18103	0
2012	$10.18103	$11.66064	0
2013	$11.66064	$14.58518	0
2014	$14.58518	$15.48178	0
2015	$15.48178	$14.50681	0
2016	$14.50681	$16.70979	0
2017	$16.70979	$18.42179	0
2018	$18.42179	$16.48673	0
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.93726	0
2017	$9.93726	$9.79070	116
2018	$9.79070	$9.73851	0
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.51720	$10.33991	2,566
2010	$10.33991	$10.12499	1,882
2011	$10.12499	$9.90888	4,184
2012	$9.90888	$9.69624	3,750
2013	$9.69624	$9.48872	2,712
2014	$9.48872	$9.28564	810
2015	$9.28564	$9.08691	770
2016	$9.08691	$8.89329	729
2017	$8.89329	$8.74037	695
2018	$8.74037	$8.67202	46

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.69738	$8.38605	0
2010	$8.38605	$10.16401	0
2011	$10.16401	$9.94270	0
2012	$9.94270	$11.12965	0
2013	$11.12965	$14.81113	0
2014	$14.81113	$16.08879	0
2015	$16.08879	$16.82984	0
2016	$16.82984	$16.55955	0
2017	$16.55955	$21.84864	0
2018	$21.84864	$21.28644	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.74415	$9.57063	3,053
2010	$9.57063	$10.74442	2,460
2011	$10.74442	$10.70149	1,946
2012	$10.70149	$12.10769	1,714
2013	$12.10769	$15.62795	1,405
2014	$15.62795	$17.32403	964
2015	$17.32403	$17.13507	846
2016	$17.13507	$18.70974	230
2017	$18.70974	$22.23012	70
2018	$22.23012	$20.72310	41
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$9.91102	$11.19819	87
2010	$11.19819	$11.78453	0
2011	$11.78453	$12.34318	0
2012	$12.34318	$12.75395	0
2013	$12.75395	$12.22167	0
2014	$12.22167	$12.63075	0
2015	$12.63075	$12.25415	0
2016	$12.25415	$12.52837	0
2017	$12.52837	$12.75032	0
2018	$12.75032	$12.37803	0
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$9.12763	$11.27320	1,620
2010	$11.27320	$12.44627	1,478
2011	$12.44627	$10.06713	1,398
2012	$10.06713	$11.85754	1,253
2013	$11.85754	$15.10294	1,134
2014	$15.10294	$13.55203	1,038
2015	$13.55203	$13.69775	945
2016	$13.69775	$12.69786	391
2017	$12.69786	$16.15343	266
2018	$16.15343	$13.42607	18
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.69046	0
2016	$8.69046	$9.65482	0
2017	$9.65482	$10.49464	0
2018	$10.49464	$9.19493	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$8.88596	$11.06814	0
2010	$11.06814	$12.04429	0
2011	$12.04429	$11.01241	0
2012	$11.01241	$11.25254	0
2013	$11.25254	$12.93291	0
2014	$12.93291	$13.00854	0
2015	$13.00854	$12.88927	0
2016	$12.88927	$12.69554	0
2017	$12.69554	$14.26995	0
2018	$14.26995	$12.15686	0
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$9.10010	265
2013	$9.10010	$12.44817	172
2014	$12.44817	$13.17552	0
2015	$13.17552	$13.50462	0
2016	$13.50462	$13.48162	0
2017	$13.48162	$16.75986	0
2018	$16.75986	$15.76147	0
Invesco V.I. Core Equity Fund - Series II
2009	$7.72925	$9.67942	0
2010	$9.67942	$10.34744	0
2011	$10.34744	$10.09570	0
2012	$10.09570	$11.22290	0
2013	$11.22290	$14.15936	0
2014	$14.15936	$14.94205	0
2015	$14.94205	$13.74309	0
2016	$13.74309	$14.79588	0
2017	$14.79588	$16.34462	0
2018	$16.34462	$14.45605	0
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.45315	0
2012	$11.45315	$11.45494	0
2013	$11.45494	$10.88872	0
2014	$10.88872	$11.06815	0
2015	$11.06815	$10.83680	0
2016	$10.83680	$10.71069	0
2017	$10.71069	$10.66233	0
2018	$10.66233	$10.46388	0
Invesco V.I. Growth and Income Fund - Series II
2009	$8.91874	$10.83098	1,742
2010	$10.83098	$11.89040	1,557
2011	$11.89040	$11.37211	1,387
2012	$11.37211	$12.72355	1,225
2013	$12.72355	$16.65426	1,084
2014	$16.65426	$17.92017	957
2015	$17.92017	$16.95391	834
2016	$16.95391	$19.81391	258
2017	$19.81391	$22.11283	97
2018	$22.11283	$18.69642	57

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.27790	$11.78880	436
2010	$11.78880	$13.12492	415
2011	$13.12492	$12.00791	326
2012	$12.00791	$12.99680	280
2013	$12.99680	$16.33742	203
2014	$16.33742	$16.65271	78
2015	$16.65271	$15.59711	63
2016	$15.59711	$17.27169	47
2017	$17.27169	$19.37983	33
2018	$19.37983	$16.76341	19
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.36979	$11.27671	0
2010	$11.27671	$14.04403	0
2011	$14.04403	$12.45622	0
2012	$12.45622	$13.60483	0
2013	$13.60483	$18.18530	0
2014	$18.18530	$19.16297	0
2015	$19.16297	$18.94628	0
2016	$18.94628	$18.64613	0
2017	$18.64613	$22.28863	0
2018	$22.28863	$20.52816	0
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.67561	$8.20481	0
2010	$8.20481	$8.58609	0
2011	$8.58609	$8.11657	0
2012	$8.11657	$9.34381	0
2013	$9.34381	$12.18503	0
2014	$12.18503	$12.68440	0
2015	$12.68440	$11.08909	0
2016	$11.08909	$12.79610	0
2017	$12.79610	$14.68051	0
2018	$14.68051	$11.58528	0
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.63970	$13.07443	334
2010	$13.07443	$13.83225	348
2011	$13.83225	$13.71892	0
2012	$13.71892	$15.21866	0
2013	$15.21866	$17.84050	0
2014	$17.84050	$18.89512	0
2015	$18.89512	$18.56477	0
2016	$18.56477	$18.95218	0
2017	$18.95218	$21.91129	0
2018	$21.91129	$21.53273	0
Janus Henderson Forty Portfolio - Service Shares
2009	$9.77147	$13.96117	0
2010	$13.96117	$14.54635	1,269
2011	$14.54635	$13.24610	1,143
2012	$13.24610	$16.05299	1,024
2013	$16.05299	$20.55959	922
2014	$20.55959	$21.82111	831
2015	$21.82111	$23.90085	743
2016	$23.90085	$23.84269	137
2017	$23.84269	$30.33313	0
2018	$30.33313	$30.19110	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$10.05973	$13.08391	1,223
2010	$13.08391	$14.76985	1,104
2011	$14.76985	$14.02195	995
2012	$14.02195	$15.20040	891
2013	$15.20040	$18.71250	803
2014	$18.71250	$19.85542	723
2015	$19.85542	$18.71153	646
2016	$18.71153	$21.74602	117
2017	$21.74602	$24.18293	0
2018	$24.18293	$20.39253	0
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.79619	$11.90851	147
2010	$11.90851	$14.56801	132
2011	$14.56801	$9.64520	0
2012	$9.64520	$10.68125	0
2013	$10.68125	$11.94431	0
2014	$11.94431	$10.27303	0
2015	$10.27303	$9.16700	0
2016	$9.16700	$8.36871	0
2017	$8.36871	$10.71308	0
2018	$10.71308	$8.89592	0
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$16.84029	0
2016	$16.84029	$17.44193	0
2017	$17.44193	$21.86647	0
2018	$21.86647	$21.51952	0
MFS® Investors Trust Series - Service Class
2009	$8.71271	$10.78955	1,227
2010	$10.78955	$11.70641	1,266
2011	$11.70641	$11.17824	751
2012	$11.17824	$12.99721	650
2013	$12.99721	$16.75436	422
2014	$16.75436	$18.15011	0
2015	$18.15011	$17.75159	0
2016	$17.75159	$18.81546	0
2017	$18.81546	$22.65429	0
2018	$22.65429	$20.90190	0
MFS® New Discovery Series - Service Class
2009	$6.63744	$10.58137	416
2010	$10.58137	$14.07543	349
2011	$14.07543	$12.32791	195
2012	$12.32791	$14.58303	169
2013	$14.58303	$20.15147	109
2014	$20.15147	$18.24030	0
2015	$18.24030	$17.46511	0
2016	$17.46511	$18.59442	0
2017	$18.59442	$22.98936	0
2018	$22.98936	$22.10868	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$9.07260	$10.45106	640
2010	$10.45106	$11.21159	429
2011	$11.21159	$11.14498	0
2012	$11.14498	$12.09714	0
2013	$12.09714	$14.05521	0
2014	$14.05521	$14.88579	0
2015	$14.88579	$14.48133	0
2016	$14.48133	$15.42007	0
2017	$15.42007	$16.90564	0
2018	$16.90564	$15.57091	0
MFS® Value Series - Service Class
2009	$9.44073	$11.31176	0
2010	$11.31176	$12.31023	0
2011	$12.31023	$11.98991	0
2012	$11.98991	$13.59482	0
2013	$13.59482	$18.03793	0
2014	$18.03793	$19.45089	0
2015	$19.45089	$18.85492	0
2016	$18.85492	$20.99245	0
2017	$20.99245	$24.10852	0
2018	$24.10852	$21.14689	0
MFS® VIT II High Yield - Service Class
2013	$10.00000	$14.83291	100
2014	$14.83291	$14.88175	0
2015	$14.88175	$13.91784	0
2016	$13.91784	$15.47789	0
2017	$15.47789	$16.10320	0
2018	$16.10320	$15.24648	0
Morgan Stanley VIF Growth Portfolio, Class II
2009	$6.97980	$11.27908	0
2010	$11.27908	$13.53236	0
2011	$13.53236	$12.83937	0
2012	$12.83937	$14.32815	0
2013	$14.32815	$20.71130	0
2014	$20.71130	$21.50000	0
2015	$21.50000	$23.55563	0
2016	$23.55563	$22.60750	0
2017	$22.60750	$31.59942	0
2018	$31.59942	$33.17630	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.63265	$12.11099	1,238
2010	$12.11099	$15.35020	1,035
2011	$15.35020	$15.87137	734
2012	$15.87137	$17.95533	664
2013	$17.95533	$17.87708	573
2014	$17.87708	$22.64062	440
2015	$22.64062	$22.57975	415
2016	$22.57975	$23.54259	390
2017	$23.54259	$23.70106	368
2018	$23.70106	$21.34315	29

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$6.04059	$7.81758	0
2010	$7.81758	$9.72747	0
2011	$9.72747	$9.59834	0
2012	$9.59834	$10.90963	0
2013	$10.90963	$14.47825	0
2014	$14.47825	$14.94959	0
2015	$14.94959	$15.55671	0
2016	$15.55671	$15.53966	0
2017	$15.53966	$19.53531	0
2018	$19.53531	$17.91011	0
Oppenheimer Global Fund/VA - Service Shares
2009	$8.78226	$11.97534	591
2010	$11.97534	$13.55819	583
2011	$13.55819	$12.13586	344
2012	$12.13586	$14.36216	297
2013	$14.36216	$17.84672	193
2014	$17.84672	$17.82203	0
2015	$17.82203	$18.07925	0
2016	$18.07925	$17.66381	0
2017	$17.66381	$23.56547	0
2018	$23.56547	$19.97026	0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$7.92393	$10.61325	1,548
2010	$10.61325	$12.77971	1,388
2011	$12.77971	$12.20747	1,240
2012	$12.20747	$14.05505	1,100
2013	$14.05505	$19.34004	978
2014	$19.34004	$21.12979	869
2015	$21.12979	$19.41552	763
2016	$19.41552	$22.35689	201
2017	$22.35689	$24.92318	60
2018	$24.92318	$21.81708	35
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.26919	$11.61918	0
2010	$11.61918	$12.33578	0
2011	$12.33578	$12.88792	0
2012	$12.88792	$13.97812	0
2013	$13.97812	$13.74618	0
2014	$13.74618	$14.95172	0
2015	$14.95172	$14.67298	0
2016	$14.67298	$15.28823	0
2017	$15.28823	$15.37523	0
2018	$15.37523	$15.36381	0
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.19920	$11.81580	1,478
2010	$11.81580	$12.49960	1,292
2011	$12.49960	$13.65954	1,152
2012	$13.65954	$14.53529	1,055
2013	$14.53529	$12.91167	999
2014	$12.91167	$13.02464	917
2015	$13.02464	$12.39982	838
2016	$12.39982	$12.76430	510
2017	$12.76430	$12.94816	409
2018	$12.94816	$12.39000	44

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.34957	$12.66845	2,475
2010	$12.66845	$13.40232	2,438
2011	$13.40232	$13.58848	1,568
2012	$13.58848	$14.57084	1,396
2013	$14.57084	$13.97790	1,079
2014	$13.97790	$14.26253	502
2015	$14.26253	$14.01849	465
2016	$14.01849	$14.08510	426
2017	$14.08510	$14.46187	393
2018	$14.46187	$14.07567	45
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.11174	$9.86711	1,426
2010	$9.86711	$11.20002	1,319
2011	$11.20002	$11.10893	676
2012	$11.10893	$12.81585	585
2013	$12.81585	$17.66340	379
2014	$17.66340	$18.81169	0
2015	$18.81169	$20.39481	0
2016	$20.39481	$20.06459	0
2017	$20.06459	$26.67154	0
2018	$26.67154	$26.52863	0
T. Rowe Price Equity Income Portfolio - II
2009	$8.16445	$10.00620	1,636
2010	$10.00620	$11.23467	1,427
2011	$11.23467	$10.88152	1,316
2012	$10.88152	$12.44882	1,192
2013	$12.44882	$15.76335	1,071
2014	$15.76335	$16.52006	985
2015	$16.52006	$15.01623	902
2016	$15.01623	$17.46488	336
2017	$17.46488	$19.78071	209
2018	$19.78071	$17.47924	0
VanEck VIP Emerging Markets Fund - Initial Class
2009	$9.83029	$20.50602	173
2010	$20.50602	$25.45137	154
2011	$25.45137	$18.49466	69
2012	$18.49466	$23.49039	60
2013	$23.49039	$25.74833	39
2014	$25.74833	$25.09006	0
2015	$25.09006	$21.11509	0
2016	$21.11509	$20.68358	0
2017	$20.68358	$30.57303	0
2018	$30.57303	$22.88922	0
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$16.75834	$25.83254	0
2010	$25.83254	$32.66774	0
2011	$32.66774	$26.70756	0
2012	$26.70756	$27.01677	0
2013	$27.01677	$29.22066	0
2014	$29.22066	$23.12952	0
2015	$23.12952	$15.06178	0
2016	$15.06178	$21.18130	0
2017	$21.18130	$20.37711	0
2018	$20.37711	$14.30051	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.78597	$11.79759	837
2010	$11.79759	$13.24051	751
2011	$13.24051	$13.12121	671
2012	$13.12121	$15.15911	595
2013	$15.15911	$15.73170	529
2014	$15.73170	$15.16108	469
2015	$15.16108	$13.93330	412
2016	$13.93330	$15.72853	116
2017	$15.72853	$16.68988	35
2018	$16.68988	$15.65107	21
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.05% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
with MAV & EBP (Annual Increase) (& with/without SPB and with/without ABR)
Mortality & Expense = 2.10

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.18326	$13.53371	0
2010	$13.53371	$15.03986	0
2011	$15.03986	$14.61741	0
2012	$14.61741	$16.85275	0
2013	$16.85275	$22.21634	0
2014	$22.21634	$24.64920	0
2015	$24.64920	$25.53263	0
2016	$25.53263	$25.02753	0
2017	$25.02753	$32.00593	0
2018	$32.00593	$31.18636	0
Alger Large Cap Growth Portfolio - Class S
2009	$6.90433	$9.94300	0
2010	$9.94300	$10.97946	0
2011	$10.97946	$10.65652	0
2012	$10.65652	$11.39888	0
2013	$11.39888	$15.00277	0
2014	$15.00277	$16.22221	0
2015	$16.22221	$16.07995	0
2016	$16.07995	$15.53789	0
2017	$15.53789	$19.44740	0
2018	$19.44740	$19.34794	0
Alger Mid Cap Growth Portfolio - Class S
2009	$6.32977	$9.36708	485
2010	$9.36708	$10.89109	484
2011	$10.89109	$9.73680	483
2012	$9.73680	$11.01625	483
2013	$11.01625	$14.58831	482
2014	$14.58831	$15.34928	482
2015	$15.34928	$14.72720	482
2016	$14.72720	$14.47361	481
2017	$14.47361	$18.28913	481
2018	$18.28913	$16.49382	480
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.10159	$7.42941	0
2010	$7.42941	$7.95373	0
2011	$7.95373	$8.16439	0
2012	$8.16439	$9.30219	0
2013	$9.30219	$12.04254	0
2014	$12.04254	$13.15660	0
2015	$13.15660	$12.49812	0
2016	$12.49812	$13.81315	0
2017	$13.81315	$15.51606	0
2018	$15.51606	$13.82807	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.44260	$10.63170	0
2010	$10.63170	$11.84986	0
2011	$11.84986	$11.26335	0
2012	$11.26335	$12.36273	0
2013	$12.36273	$13.94544	0
2014	$13.94544	$14.39402	0
2015	$14.39402	$14.06884	0
2016	$14.06884	$14.15091	0
2017	$14.15091	$15.74414	0
2018	$15.74414	$14.53331	0
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$9.03309	$11.96776	1,046
2010	$11.96776	$13.68591	305
2011	$13.68591	$13.01275	304
2012	$13.01275	$14.77989	555
2013	$14.77989	$18.92914	60
2014	$18.92914	$20.67031	0
2015	$20.67031	$20.29952	0
2016	$20.29952	$21.38893	0
2017	$21.38893	$25.43838	0
2018	$25.43838	$23.22676	0
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.21470	$9.16455	1,918
2010	$9.16455	$10.30013	1,878
2011	$10.30013	$10.13996	1,846
2012	$10.13996	$11.60764	2,062
2013	$11.60764	$14.51150	1,362
2014	$14.51150	$15.39569	667
2015	$15.39569	$14.41877	667
2016	$14.41877	$16.59991	666
2017	$16.59991	$18.29145	666
2018	$18.29145	$16.36177	665
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.93559	0
2017	$9.93559	$9.78411	0
2018	$9.78411	$9.72701	0
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.49084	$10.30873	4,096
2010	$10.30873	$10.08930	2,971
2011	$10.08930	$9.86892	2,863
2012	$9.86892	$9.65220	2,796
2013	$9.65220	$9.44079	2,763
2014	$9.44079	$9.23402	434
2015	$9.23402	$9.03177	429
2016	$9.03177	$8.83483	460
2017	$8.83483	$8.67854	527
2018	$8.67854	$8.60631	498

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.68057	$8.36074	260
2010	$8.36074	$10.12817	260
2011	$10.12817	$9.90261	259
2012	$9.90261	$11.07909	259
2013	$11.07909	$14.73632	259
2014	$14.73632	$15.99934	258
2015	$15.99934	$16.72771	258
2016	$16.72771	$16.45068	258
2017	$16.45068	$21.69405	258
2018	$21.69405	$21.12511	258
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.72472	$9.54176	860
2010	$9.54176	$10.70654	853
2011	$10.70654	$10.65831	848
2012	$10.65831	$12.05265	824
2013	$12.05265	$15.54895	784
2014	$15.54895	$17.22767	695
2015	$17.22767	$17.03106	689
2016	$17.03106	$18.58668	683
2017	$18.58668	$22.07279	671
2018	$22.07279	$20.56600	671
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$9.88619	$11.16445	125
2010	$11.16445	$11.74303	130
2011	$11.74303	$12.29343	121
2012	$12.29343	$12.69604	129
2013	$12.69604	$12.15996	157
2014	$12.15996	$12.56056	160
2015	$12.56056	$12.17984	159
2016	$12.17984	$12.44606	163
2017	$12.44606	$12.66017	181
2018	$12.66017	$12.28429	174
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$9.10476	$11.23920	745
2010	$11.23920	$12.40240	742
2011	$12.40240	$10.02652	766
2012	$10.02652	$11.80367	1,007
2013	$11.80367	$15.02663	526
2014	$15.02663	$13.47667	546
2015	$13.47667	$13.61463	538
2016	$13.61463	$12.61438	558
2017	$12.61438	$16.03915	539
2018	$16.03915	$13.32432	557
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.68750	222
2016	$8.68750	$9.64661	211
2017	$9.64661	$10.48044	218
2018	$10.48044	$9.17782	233

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$8.86367	$11.03474	0
2010	$11.03474	$12.00181	0
2011	$12.00181	$10.96797	0
2012	$10.96797	$11.20137	0
2013	$11.20137	$12.86753	0
2014	$12.86753	$12.93616	0
2015	$12.93616	$12.81100	0
2016	$12.81100	$12.61201	0
2017	$12.61201	$14.16892	0
2018	$14.16892	$12.06467	0
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$9.05876	0
2013	$9.05876	$12.38529	0
2014	$12.38529	$13.10227	0
2015	$13.10227	$13.42270	0
2016	$13.42270	$13.39300	0
2017	$13.39300	$16.64131	0
2018	$16.64131	$15.64204	0
Invesco V.I. Core Equity Fund - Series II
2009	$7.71868	$9.66122	0
2010	$9.66122	$10.32272	0
2011	$10.32272	$10.06644	0
2012	$10.06644	$11.18465	0
2013	$11.18465	$14.10388	0
2014	$14.10388	$14.87589	0
2015	$14.87589	$13.67525	0
2016	$13.67525	$14.71534	0
2017	$14.71534	$16.24746	0
2018	$16.24746	$14.36284	0
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.40697	2,397
2012	$11.40697	$11.40291	1,552
2013	$11.40291	$10.83372	0
2014	$10.83372	$11.00663	0
2015	$11.00663	$10.77106	0
2016	$10.77106	$10.64029	0
2017	$10.64029	$10.58691	0
2018	$10.58691	$10.38459	0
Invesco V.I. Growth and Income Fund - Series II
2009	$8.89637	$10.79830	2,073
2010	$10.79830	$11.84847	1,249
2011	$11.84847	$11.32623	1,252
2012	$11.32623	$12.66573	1,185
2013	$12.66573	$16.57011	496
2014	$16.57011	$17.82051	223
2015	$17.82051	$16.85101	228
2016	$16.85101	$19.68362	207
2017	$19.68362	$21.95635	209
2018	$21.95635	$18.55470	231

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.25463	$11.75323	0
2010	$11.75323	$13.07863	0
2011	$13.07863	$11.95945	0
2012	$11.95945	$12.93773	0
2013	$12.93773	$16.25486	0
2014	$16.25486	$16.56008	0
2015	$16.56008	$15.50243	0
2016	$15.50243	$17.15809	0
2017	$17.15809	$19.24267	0
2018	$19.24267	$16.63633	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.35132	$11.24268	0
2010	$11.24268	$13.99452	0
2011	$13.99452	$12.40598	0
2012	$12.40598	$13.54302	0
2013	$13.54302	$18.09345	0
2014	$18.09345	$19.05643	0
2015	$19.05643	$18.83131	0
2016	$18.83131	$18.52353	0
2017	$18.52353	$22.13094	0
2018	$22.13094	$20.37259	0
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.66137	$8.18003	936
2010	$8.18003	$8.55579	899
2011	$8.55579	$8.08381	866
2012	$8.08381	$9.30132	819
2013	$9.30132	$12.12342	775
2014	$12.12342	$12.61384	0
2015	$12.61384	$11.02176	0
2016	$11.02176	$12.71192	0
2017	$12.71192	$14.57657	0
2018	$14.57657	$11.49742	0
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.61302	$13.03498	0
2010	$13.03498	$13.78349	0
2011	$13.78349	$13.66357	0
2012	$13.66357	$15.14950	0
2013	$15.14950	$17.75035	0
2014	$17.75035	$18.79004	0
2015	$18.79004	$18.45209	0
2016	$18.45209	$18.82755	0
2017	$18.82755	$21.75624	0
2018	$21.75624	$21.36952	0
Janus Henderson Forty Portfolio - Service Shares
2009	$9.74698	$13.91907	586
2010	$13.91907	$14.49507	583
2011	$14.49507	$13.19267	581
2012	$13.19267	$15.98004	578
2013	$15.98004	$20.45572	0
2014	$20.45572	$21.69976	0
2015	$21.69976	$23.75581	0
2016	$23.75581	$23.68592	0
2017	$23.68592	$30.11851	0
2018	$30.11851	$29.96228	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$10.03450	$13.04442	938
2010	$13.04442	$14.71778	910
2011	$14.71778	$13.96540	891
2012	$13.96540	$15.13133	872
2013	$15.13133	$18.61796	543
2014	$18.61796	$19.74500	100
2015	$19.74500	$18.59795	0
2016	$18.59795	$21.60302	0
2017	$21.60302	$24.01179	0
2018	$24.01179	$20.23794	0
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.77915	$11.87258	314
2010	$11.87258	$14.51666	312
2011	$14.51666	$9.60629	311
2012	$9.60629	$10.63268	310
2013	$10.63268	$11.88393	0
2014	$11.88393	$10.21587	0
2015	$10.21587	$9.11133	0
2016	$9.11133	$8.31364	0
2017	$8.31364	$10.63720	0
2018	$10.63720	$8.82845	0
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$16.73804	229
2016	$16.73804	$17.32718	235
2017	$17.32718	$21.71167	211
2018	$21.71167	$21.35635	201
MFS® Investors Trust Series - Service Class
2009	$8.69089	$10.75702	0
2010	$10.75702	$11.66516	0
2011	$11.66516	$11.13319	0
2012	$11.13319	$12.93818	0
2013	$12.93818	$16.66976	0
2014	$16.66976	$18.04924	0
2015	$18.04924	$17.64391	0
2016	$17.64391	$18.69179	0
2017	$18.69179	$22.49404	0
2018	$22.49404	$20.74352	0
MFS® New Discovery Series - Service Class
2009	$6.62077	$10.54940	0
2010	$10.54940	$14.02574	0
2011	$14.02574	$12.27812	0
2012	$12.27812	$14.51670	0
2013	$14.51670	$20.04957	0
2014	$20.04957	$18.13879	0
2015	$18.13879	$17.35903	0
2016	$17.35903	$18.47206	0
2017	$18.47206	$22.82657	0
2018	$22.82657	$21.94099	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$9.04986	$10.41953	625
2010	$10.41953	$11.17207	624
2011	$11.17207	$11.10003	624
2012	$11.10003	$12.04218	524
2013	$12.04218	$13.98422	436
2014	$13.98422	$14.80303	0
2015	$14.80303	$14.39346	0
2016	$14.39346	$15.31871	0
2017	$15.31871	$16.78605	0
2018	$16.78605	$15.45292	0
MFS® Value Series - Service Class
2009	$9.41707	$11.27763	97
2010	$11.27763	$12.26683	96
2011	$12.26683	$11.94155	96
2012	$11.94155	$13.53304	81
2013	$13.53304	$17.94679	67
2014	$17.94679	$19.34273	0
2015	$19.34273	$18.74049	0
2016	$18.74049	$20.85442	0
2017	$20.85442	$23.93793	0
2018	$23.93793	$20.98661	0
MFS® VIT II High Yield - Service Class
2013	$10.00000	$14.75799	0
2014	$14.75799	$14.79903	0
2015	$14.79903	$13.83339	0
2016	$13.83339	$15.37614	0
2017	$15.37614	$15.98928	0
2018	$15.98928	$15.13095	0
Morgan Stanley VIF Growth Portfolio, Class II
2009	$6.96230	$11.24506	0
2010	$11.24506	$13.48465	0
2011	$13.48465	$12.78758	0
2012	$12.78758	$14.26304	0
2013	$14.26304	$20.60668	0
2014	$20.60668	$21.38047	0
2015	$21.38047	$23.41270	0
2016	$23.41270	$22.45888	0
2017	$22.45888	$31.37589	0
2018	$31.37589	$32.92491	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.60848	$12.07444	3,840
2010	$12.07444	$15.29607	3,079
2011	$15.29607	$15.80733	2,953
2012	$15.80733	$17.87373	2,832
2013	$17.87373	$17.78674	2,718
2014	$17.78674	$22.51469	0
2015	$22.51469	$22.44269	0
2016	$22.44269	$23.38777	0
2017	$23.38777	$23.53332	0
2018	$23.53332	$21.18135	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$6.02926	$7.79892	383
2010	$7.79892	$9.69929	381
2011	$9.69929	$9.56566	379
2012	$9.56566	$10.86693	378
2013	$10.86693	$14.41421	0
2014	$14.41421	$14.87587	0
2015	$14.87587	$15.47209	0
2016	$15.47209	$15.44726	0
2017	$15.44726	$19.40937	0
2018	$19.40937	$17.78561	0
Oppenheimer Global Fund/VA - Service Shares
2009	$8.76024	$11.93920	0
2010	$11.93920	$13.51039	0
2011	$13.51039	$12.08690	0
2012	$12.08690	$14.29689	0
2013	$14.29689	$17.75655	0
2014	$17.75655	$17.72294	0
2015	$17.72294	$17.96954	0
2016	$17.96954	$17.54766	0
2017	$17.54766	$23.39871	0
2018	$23.39871	$19.81888	0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$7.90407	$10.58124	446
2010	$10.58124	$12.73467	433
2011	$12.73467	$12.15824	436
2012	$12.15824	$13.99120	429
2013	$13.99120	$19.24235	100
2014	$19.24235	$21.01233	95
2015	$21.01233	$19.29773	99
2016	$19.29773	$22.20992	92
2017	$22.20992	$24.74687	92
2018	$24.74687	$21.65174	99
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.24347	$11.58415	1,226
2010	$11.58415	$12.29231	456
2011	$12.29231	$12.83597	447
2012	$12.83597	$13.91465	447
2013	$13.91465	$13.67677	140
2014	$13.67677	$14.86862	135
2015	$14.86862	$14.58398	133
2016	$14.58398	$15.18776	134
2017	$15.18776	$15.26650	150
2018	$15.26650	$15.24744	140
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.17365	$11.78018	654
2010	$11.78018	$12.45555	656
2011	$12.45555	$13.60447	640
2012	$13.60447	$14.46929	642
2013	$14.46929	$12.84648	149
2014	$12.84648	$12.95226	155
2015	$12.95226	$12.32461	157
2016	$12.32461	$12.68041	160
2017	$12.68041	$12.85660	178
2018	$12.85660	$12.29615	174

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.32111	$12.63024	2,738
2010	$12.63024	$13.35508	2,690
2011	$13.35508	$13.53368	2,597
2012	$13.53368	$14.50464	2,498
2013	$14.50464	$13.90728	2,093
2014	$13.90728	$14.18321	142
2015	$14.18321	$13.93341	139
2016	$13.93341	$13.99247	145
2017	$13.99247	$14.35951	159
2018	$14.35951	$13.96895	153
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.09389	$9.83732	385
2010	$9.83732	$11.16050	375
2011	$11.16050	$11.06408	372
2012	$11.06408	$12.75757	344
2013	$12.75757	$17.57410	291
2014	$17.57410	$18.70702	213
2015	$18.70702	$20.27097	189
2016	$20.27097	$19.93259	204
2017	$19.93259	$26.48271	173
2018	$26.48271	$26.32748	163
T. Rowe Price Equity Income Portfolio - II
2009	$8.14399	$9.97601	1,161
2010	$9.97601	$11.19505	1,116
2011	$11.19505	$10.83761	1,093
2012	$10.83761	$12.39223	1,026
2013	$12.39223	$15.68368	954
2014	$15.68368	$16.42817	242
2015	$16.42817	$14.92507	257
2016	$14.92507	$17.35001	234
2017	$17.35001	$19.64069	233
2018	$19.64069	$17.34671	247
VanEck VIP Emerging Markets Fund - Initial Class
2009	$9.80562	$20.44409	0
2010	$20.44409	$25.36157	0
2011	$25.36157	$18.41999	0
2012	$18.41999	$23.38360	0
2013	$23.38360	$25.61817	0
2014	$25.61817	$24.95047	0
2015	$24.95047	$20.98686	0
2016	$20.98686	$20.54750	0
2017	$20.54750	$30.35660	0
2018	$30.35660	$22.71564	0
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$16.71632	$25.75460	0
2010	$25.75460	$32.55256	0
2011	$32.55256	$26.59982	0
2012	$26.59982	$26.89397	0
2013	$26.89397	$29.07296	0
2014	$29.07296	$23.00083	0
2015	$23.00083	$14.97031	0
2016	$14.97031	$21.04195	0
2017	$21.04195	$20.23284	0
2018	$20.23284	$14.19205	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.76644	$11.76200	1,384
2010	$11.76200	$13.19383	115
2011	$13.19383	$13.06829	114
2012	$13.06829	$15.09024	109
2013	$15.09024	$15.65224	122
2014	$15.65224	$15.07680	133
2015	$15.07680	$13.84876	140
2016	$13.84876	$15.62513	130
2017	$15.62513	$16.57180	138
2018	$16.57180	$15.53246	138
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
with EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)
Mortality & Expense = 2.15

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.16024	$13.49289	0
2010	$13.49289	$14.98684	0
2011	$14.98684	$14.55845	0
2012	$14.55845	$16.77618	0
2013	$16.77618	$22.10411	0
2014	$22.10411	$24.51214	0
2015	$24.51214	$25.37767	0
2016	$25.37767	$24.86296	0
2017	$24.86296	$31.77945	0
2018	$31.77945	$30.94996	0
Alger Large Cap Growth Portfolio - Class S
2009	$6.88700	$9.91300	0
2010	$9.91300	$10.94075	0
2011	$10.94075	$10.61352	0
2012	$10.61352	$11.34706	0
2013	$11.34706	$14.92693	0
2014	$14.92693	$16.13196	0
2015	$16.13196	$15.98232	0
2016	$15.98232	$15.43568	0
2017	$15.43568	$19.30973	0
2018	$19.30973	$19.20122	0
Alger Mid Cap Growth Portfolio - Class S
2009	$6.31387	$9.33876	18,946
2010	$9.33876	$10.85262	0
2011	$10.85262	$9.69747	0
2012	$9.69747	$10.96614	0
2013	$10.96614	$14.51454	0
2014	$14.51454	$15.26384	0
2015	$15.26384	$14.63774	0
2016	$14.63774	$14.37837	0
2017	$14.37837	$18.15961	0
2018	$18.15961	$16.36871	0
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.09634	$7.41921	0
2010	$7.41921	$7.93876	0
2011	$7.93876	$8.14487	0
2012	$8.14487	$9.27519	0
2013	$9.27519	$12.00145	0
2014	$12.00145	$13.10500	0
2015	$13.10500	$12.44274	0
2016	$12.44274	$13.74494	0
2017	$13.74494	$15.43165	0
2018	$15.43165	$13.74586	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.42141	$10.59961	109
2010	$10.59961	$11.80805	108
2011	$11.80805	$11.21789	109
2012	$11.21789	$12.30651	113
2013	$12.30651	$13.87496	123
2014	$13.87496	$14.31394	124
2015	$14.31394	$13.98342	126
2016	$13.98342	$14.05781	130
2017	$14.05781	$15.63267	140
2018	$15.63267	$14.42310	144
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$9.01044	$11.93165	1,704
2010	$11.93165	$13.63766	1,549
2011	$13.63766	$12.96025	1,428
2012	$12.96025	$14.71272	1,134
2013	$14.71272	$18.83349	1,057
2014	$18.83349	$20.55535	993
2015	$20.55535	$20.17630	928
2016	$20.17630	$21.24826	925
2017	$21.24826	$25.25834	815
2018	$25.25834	$23.05066	535
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.19659	$9.13687	8,329
2010	$9.13687	$10.26378	7,490
2011	$10.26378	$10.09900	5,648
2012	$10.09900	$11.55485	5,322
2013	$11.55485	$14.43811	4,931
2014	$14.43811	$15.31001	4,672
2015	$15.31001	$14.33119	4,438
2016	$14.33119	$16.49066	4,088
2017	$16.49066	$18.16189	3,612
2018	$18.16189	$16.23763	2,890
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.93393	1,547
2017	$9.93393	$9.77753	931
2018	$9.77753	$9.71555	0
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.46453	$10.27762	4,430
2010	$10.27762	$10.05371	4,467
2011	$10.05371	$9.82910	2,972
2012	$9.82910	$9.60831	3,233
2013	$9.60831	$9.39306	3,670
2014	$9.39306	$9.18263	3,799
2015	$9.18263	$8.97691	2,795
2016	$8.97691	$8.77669	2,959
2017	$8.77669	$8.61708	2,885
2018	$8.61708	$8.54103	2,197

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.66382	$8.33551	0
2010	$8.33551	$10.09245	0
2011	$10.09245	$9.86264	0
2012	$9.86264	$11.02872	0
2013	$11.02872	$14.66184	0
2014	$14.66184	$15.91034	0
2015	$15.91034	$16.62616	0
2016	$16.62616	$16.34247	0
2017	$16.34247	$21.54050	0
2018	$21.54050	$20.96494	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.70535	$9.51294	1,113
2010	$9.51294	$10.66876	1,102
2011	$10.66876	$10.61529	136
2012	$10.61529	$11.99787	130
2013	$11.99787	$15.47036	105
2014	$15.47036	$17.13183	97
2015	$17.13183	$16.92765	0
2016	$16.92765	$18.46442	0
2017	$18.46442	$21.91652	0
2018	$21.91652	$20.41003	0
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$9.86139	$11.13074	2,068
2010	$11.13074	$11.70160	1,842
2011	$11.70160	$12.24381	1,833
2012	$12.24381	$12.63832	246
2013	$12.63832	$12.09849	268
2014	$12.09849	$12.49069	268
2015	$12.49069	$12.10588	0
2016	$12.10588	$12.36417	0
2017	$12.36417	$12.57053	0
2018	$12.57053	$12.19112	0
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$9.08192	$11.20526	1,129
2010	$11.20526	$12.35861	1,004
2011	$12.35861	$9.98601	1,039
2012	$9.98601	$11.74997	946
2013	$11.74997	$14.95063	854
2014	$14.95063	$13.40165	956
2015	$13.40165	$13.53191	829
2016	$13.53191	$12.53135	941
2017	$12.53135	$15.92555	707
2018	$15.92555	$13.22324	710
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.68452	0
2016	$8.68452	$9.63838	0
2017	$9.63838	$10.46621	0
2018	$10.46621	$9.16070	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$8.84144	$11.00144	799
2010	$11.00144	$11.95948	796
2011	$11.95948	$10.92371	0
2012	$10.92371	$11.15047	0
2013	$11.15047	$12.80250	0
2014	$12.80250	$12.86420	0
2015	$12.86420	$12.73323	0
2016	$12.73323	$12.52906	0
2017	$12.52906	$14.06863	0
2018	$14.06863	$11.97320	0
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$9.01757	0
2013	$9.01757	$12.32269	0
2014	$12.32269	$13.02939	0
2015	$13.02939	$13.34120	0
2016	$13.34120	$13.30490	0
2017	$13.30490	$16.52351	0
2018	$16.52351	$15.52343	0
Invesco V.I. Core Equity Fund - Series II
2009	$7.70810	$9.64307	0
2010	$9.64307	$10.29805	0
2011	$10.29805	$10.03728	0
2012	$10.03728	$11.14653	0
2013	$11.14653	$14.04864	0
2014	$14.04864	$14.81006	0
2015	$14.81006	$13.60777	0
2016	$13.60777	$14.63527	0
2017	$14.63527	$16.15090	0
2018	$16.15090	$14.27022	0
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.36092	267
2012	$11.36092	$11.35105	267
2013	$11.35105	$10.77894	267
2014	$10.77894	$10.94538	267
2015	$10.94538	$10.70564	267
2016	$10.70564	$10.57027	267
2017	$10.57027	$10.51193	267
2018	$10.51193	$10.30582	0
Invesco V.I. Growth and Income Fund - Series II
2009	$8.87405	$10.76571	6,552
2010	$10.76571	$11.80667	5,971
2011	$11.80667	$11.28051	5,332
2012	$11.28051	$12.60814	5,132
2013	$12.60814	$16.48636	4,569
2014	$16.48636	$17.72137	4,279
2015	$17.72137	$16.74869	3,952
2016	$16.74869	$19.55413	3,610
2017	$19.55413	$21.80090	3,176
2018	$21.80090	$18.41398	2,650

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.23143	$11.71776	1,268
2010	$11.71776	$13.03249	1,264
2011	$13.03249	$11.91119	350
2012	$11.91119	$12.87891	357
2013	$12.87891	$16.17270	352
2014	$16.17270	$16.46796	356
2015	$16.46796	$15.40830	356
2016	$15.40830	$17.04520	357
2017	$17.04520	$19.10641	361
2018	$19.10641	$16.51014	120
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.33288	$11.20875	0
2010	$11.20875	$13.94515	0
2011	$13.94515	$12.35590	0
2012	$12.35590	$13.48143	0
2013	$13.48143	$18.00196	0
2014	$18.00196	$18.95037	0
2015	$18.95037	$18.71692	0
2016	$18.71692	$18.40164	0
2017	$18.40164	$21.97422	0
2018	$21.97422	$20.21805	0
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.64717	$8.15535	1,086
2010	$8.15535	$8.52560	1,087
2011	$8.52560	$8.05117	80
2012	$8.05117	$9.25902	75
2013	$9.25902	$12.06214	73
2014	$12.06214	$12.54366	72
2015	$12.54366	$10.95484	79
2016	$10.95484	$12.62830	80
2017	$12.62830	$14.47338	76
2018	$14.47338	$11.41023	80
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.58642	$12.99568	0
2010	$12.99568	$13.73490	0
2011	$13.73490	$13.60847	0
2012	$13.60847	$15.08068	0
2013	$15.08068	$17.66069	0
2014	$17.66069	$18.68558	0
2015	$18.68558	$18.34013	0
2016	$18.34013	$18.70378	0
2017	$18.70378	$21.60230	0
2018	$21.60230	$21.20755	0
Janus Henderson Forty Portfolio - Service Shares
2009	$9.72253	$13.87707	0
2010	$13.87707	$14.44395	0
2011	$14.44395	$13.13944	0
2012	$13.13944	$15.90743	0
2013	$15.90743	$20.35235	0
2014	$20.35235	$21.57907	0
2015	$21.57907	$23.61160	0
2016	$23.61160	$23.53014	0
2017	$23.53014	$29.90534	0
2018	$29.90534	$29.73512	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$10.00934	$13.00506	521
2010	$13.00506	$14.66586	506
2011	$14.66586	$13.90902	509
2012	$13.90902	$15.06253	259
2013	$15.06253	$18.52385	223
2014	$18.52385	$19.63515	228
2015	$19.63515	$18.48504	233
2016	$18.48504	$21.46093	214
2017	$21.46093	$23.84182	0
2018	$23.84182	$20.08448	0
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.76216	$11.83677	0
2010	$11.83677	$14.46547	0
2011	$14.46547	$9.56753	0
2012	$9.56753	$10.58437	0
2013	$10.58437	$11.82390	0
2014	$11.82390	$10.15906	0
2015	$10.15906	$9.05602	0
2016	$9.05602	$8.25897	0
2017	$8.25897	$10.56194	0
2018	$10.56194	$8.76153	0
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$16.63646	0
2016	$16.63646	$17.21324	0
2017	$17.21324	$21.55802	0
2018	$21.55802	$21.19445	0
MFS® Investors Trust Series - Service Class
2009	$8.66908	$10.72455	918
2010	$10.72455	$11.62401	914
2011	$11.62401	$11.08825	0
2012	$11.08825	$12.87936	0
2013	$12.87936	$16.58549	0
2014	$16.58549	$17.94882	0
2015	$17.94882	$17.53676	0
2016	$17.53676	$18.56881	0
2017	$18.56881	$22.33479	0
2018	$22.33479	$20.58621	0
MFS® New Discovery Series - Service Class
2009	$6.60416	$10.51758	1,092
2010	$10.51758	$13.97629	1,087
2011	$13.97629	$12.22859	0
2012	$12.22859	$14.45071	0
2013	$14.45071	$19.94824	0
2014	$19.94824	$18.03789	0
2015	$18.03789	$17.25364	0
2016	$17.25364	$18.35055	0
2017	$18.35055	$22.66498	0
2018	$22.66498	$21.77462	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$9.02716	$10.38809	2,077
2010	$10.38809	$11.13267	2,061
2011	$11.13267	$11.05523	1,027
2012	$11.05523	$11.98744	763
2013	$11.98744	$13.91353	763
2014	$13.91353	$14.72068	763
2015	$14.72068	$14.30608	763
2016	$14.30608	$15.21794	763
2017	$15.21794	$16.66721	763
2018	$16.66721	$15.33574	0
MFS® Value Series - Service Class
2009	$9.39347	$11.24362	854
2010	$11.24362	$12.22358	850
2011	$12.22358	$11.89338	0
2012	$11.89338	$13.47155	0
2013	$13.47155	$17.85612	0
2014	$17.85612	$19.23515	0
2015	$19.23515	$18.62674	0
2016	$18.62674	$20.71726	0
2017	$20.71726	$23.76850	0
2018	$23.76850	$20.82748	0
MFS® VIT II High Yield - Service Class
2013	$10.00000	$14.68342	2,048
2014	$14.68342	$14.71671	2,064
2015	$14.71671	$13.74941	1,972
2016	$13.74941	$15.27500	1,864
2017	$15.27500	$15.87608	1,746
2018	$15.87608	$15.01620	1,320
Morgan Stanley VIF Growth Portfolio, Class II
2009	$6.94483	$11.21110	331
2010	$11.21110	$13.43707	327
2011	$13.43707	$12.73597	324
2012	$12.73597	$14.19818	327
2013	$14.19818	$20.50249	322
2014	$20.50249	$21.26150	320
2015	$21.26150	$23.27053	318
2016	$23.27053	$22.31110	315
2017	$22.31110	$31.15373	314
2018	$31.15373	$32.67518	32
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.58438	$12.03799	29,312
2010	$12.03799	$15.24212	4,699
2011	$15.24212	$15.74356	3,609
2012	$15.74356	$17.79251	1,615
2013	$17.79251	$17.69685	1,815
2014	$17.69685	$22.38948	1,463
2015	$22.38948	$22.30647	1,329
2016	$22.30647	$23.23398	1,344
2017	$23.23398	$23.36679	964
2018	$23.36679	$21.02078	893

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$6.01794	$7.78031	0
2010	$7.78031	$9.67120	0
2011	$9.67120	$9.53309	0
2012	$9.53309	$10.82437	0
2013	$10.82437	$14.35043	0
2014	$14.35043	$14.80246	0
2015	$14.80246	$15.38788	0
2016	$15.38788	$15.35536	0
2017	$15.35536	$19.28416	0
2018	$19.28416	$17.66191	0
Oppenheimer Global Fund/VA - Service Shares
2009	$8.73827	$11.90317	18,643
2010	$11.90317	$13.46275	1,017
2011	$13.46275	$12.03812	961
2012	$12.03812	$14.23191	885
2013	$14.23191	$17.66681	819
2014	$17.66681	$17.62435	826
2015	$17.62435	$17.86045	727
2016	$17.86045	$17.43223	782
2017	$17.43223	$23.23308	582
2018	$23.23308	$19.66860	578
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$7.88423	$10.54929	2,138
2010	$10.54929	$12.68973	1,809
2011	$12.68973	$12.10916	1,696
2012	$12.10916	$13.92757	850
2013	$13.92757	$19.14506	713
2014	$19.14506	$20.89540	657
2015	$20.89540	$19.18052	630
2016	$19.18052	$22.06379	580
2017	$22.06379	$24.57164	502
2018	$24.57164	$21.48752	480
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.21777	$11.54918	4,792
2010	$11.54918	$12.24895	4,688
2011	$12.24895	$12.78417	3,110
2012	$12.78417	$13.85140	806
2013	$13.85140	$13.60764	862
2014	$13.60764	$14.78591	850
2015	$14.78591	$14.49542	501
2016	$14.49542	$15.08785	507
2017	$15.08785	$15.15840	0
2018	$15.15840	$15.13180	0
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.14815	$11.74465	923
2010	$11.74465	$12.41163	908
2011	$12.41163	$13.54960	872
2012	$13.54960	$14.40354	473
2013	$14.40354	$12.78156	510
2014	$12.78156	$12.88023	518
2015	$12.88023	$12.24979	257
2016	$12.24979	$12.59702	257
2017	$12.59702	$12.76560	257
2018	$12.76560	$12.20292	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.29274	$12.59216	6,277
2010	$12.59216	$13.30801	5,926
2011	$13.30801	$13.47911	4,412
2012	$13.47911	$14.43875	529
2013	$14.43875	$13.83703	558
2014	$13.83703	$14.10437	564
2015	$14.10437	$13.84887	329
2016	$13.84887	$13.90049	330
2017	$13.90049	$14.25792	340
2018	$14.25792	$13.86310	80
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.07608	$9.80760	2,378
2010	$9.80760	$11.12111	2,128
2011	$11.12111	$11.01942	2,111
2012	$11.01942	$12.69957	231
2013	$12.69957	$17.48525	198
2014	$17.48525	$18.60295	189
2015	$18.60295	$20.14790	91
2016	$20.14790	$19.80148	92
2017	$19.80148	$26.29526	85
2018	$26.29526	$26.12786	78
T. Rowe Price Equity Income Portfolio - II
2009	$8.12356	$9.94589	18,736
2010	$9.94589	$11.15556	2,148
2011	$11.15556	$10.79387	1,218
2012	$10.79387	$12.33590	802
2013	$12.33590	$15.60441	728
2014	$15.60441	$16.33678	735
2015	$16.33678	$14.83445	657
2016	$14.83445	$17.23588	627
2017	$17.23588	$19.50166	361
2018	$19.50166	$17.21518	114
VanEck VIP Emerging Markets Fund - Initial Class
2009	$9.78104	$20.38246	119
2010	$20.38246	$25.27221	114
2011	$25.27221	$18.34570	109
2012	$18.34570	$23.27735	0
2013	$23.27735	$25.48874	0
2014	$25.48874	$24.81171	0
2015	$24.81171	$20.85947	0
2016	$20.85947	$20.41236	0
2017	$20.41236	$30.14175	0
2018	$30.14175	$22.54341	0
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$16.67440	$25.67686	789
2010	$25.67686	$32.43773	756
2011	$32.43773	$26.49245	641
2012	$26.49245	$26.77168	950
2013	$26.77168	$28.92599	65
2014	$28.92599	$22.87283	63
2015	$22.87283	$14.87936	61
2016	$14.87936	$20.90345	59
2017	$20.90345	$20.08953	57
2018	$20.08953	$14.08437	54

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.74696	$11.72651	1,421
2010	$11.72651	$13.14729	1,283
2011	$13.14729	$13.01555	1,276
2012	$13.01555	$15.02164	207
2013	$15.02164	$15.57312	209
2014	$15.57312	$14.99292	223
2015	$14.99292	$13.76467	0
2016	$13.76467	$15.52235	0
2017	$15.52235	$16.45450	0
2018	$16.45450	$15.41471	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)
Mortality & Expense = 2.20

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.13724	$13.45214	3,398
2010	$13.45214	$14.93394	2,444
2011	$14.93394	$14.49965	1,819
2012	$14.49965	$16.69987	1,714
2013	$16.69987	$21.99230	1,529
2014	$21.99230	$24.37568	1,173
2015	$24.37568	$25.22349	1,075
2016	$25.22349	$24.69930	770
2017	$24.69930	$31.55434	605
2018	$31.55434	$30.71512	1,113
Alger Large Cap Growth Portfolio - Class S
2009	$6.86971	$9.88304	2,626
2010	$9.88304	$10.90210	2,004
2011	$10.90210	$10.57064	1,373
2012	$10.57064	$11.29542	1,052
2013	$11.29542	$14.85140	951
2014	$14.85140	$16.04211	930
2015	$16.04211	$15.88517	940
2016	$15.88517	$15.33403	696
2017	$15.33403	$19.17290	561
2018	$19.17290	$19.05547	533
Alger Mid Cap Growth Portfolio - Class S
2009	$6.29803	$9.31057	6,121
2010	$9.31057	$10.81432	4,138
2011	$10.81432	$9.65830	1,953
2012	$9.65830	$10.91624	1,344
2013	$10.91624	$14.44111	1,265
2014	$14.44111	$15.17885	1,253
2015	$15.17885	$14.54879	1,262
2016	$14.54879	$14.28371	1,091
2017	$14.28371	$18.03096	992
2018	$18.03096	$16.24450	977
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.09110	$7.40904	1,906
2010	$7.40904	$7.92383	2,023
2011	$7.92383	$8.12538	515
2012	$8.12538	$9.24826	0
2013	$9.24826	$11.96047	13,541
2014	$11.96047	$13.05358	13,541
2015	$13.05358	$12.38757	0
2016	$12.38757	$13.67702	0
2017	$13.67702	$15.34765	0
2018	$15.34765	$13.66410	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.40028	$10.56760	4,632
2010	$10.56760	$11.76637	4,311
2011	$11.76637	$11.17258	4,238
2012	$11.17258	$12.25054	4,239
2013	$12.25054	$13.80478	4,243
2014	$13.80478	$14.23426	4,251
2015	$14.23426	$13.89848	636
2016	$13.89848	$13.96530	8,066
2017	$13.96530	$15.52195	8,038
2018	$15.52195	$14.31368	8,035
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$8.98783	$11.89561	22,489
2010	$11.89561	$13.58952	20,065
2011	$13.58952	$12.90791	19,225
2012	$12.90791	$14.64581	18,058
2013	$14.64581	$18.73824	15,025
2014	$18.73824	$20.44092	10,676
2015	$20.44092	$20.05372	9,897
2016	$20.05372	$21.10839	9,578
2017	$21.10839	$25.07941	5,818
2018	$25.07941	$22.87577	5,695
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.17853	$9.10927	15,575
2010	$9.10927	$10.22755	7,495
2011	$10.22755	$10.05822	6,959
2012	$10.05822	$11.50228	6,110
2013	$11.50228	$14.36507	5,339
2014	$14.36507	$15.22477	4,638
2015	$15.22477	$14.24411	3,852
2016	$14.24411	$16.38212	1,821
2017	$16.38212	$18.03325	1,005
2018	$18.03325	$16.11445	877
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.93227	8,447
2017	$9.93227	$9.77095	9,048
2018	$9.77095	$9.70409	8,721
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.43827	$10.24658	12,906
2010	$10.24658	$10.01822	10,587
2011	$10.01822	$9.78941	6,965
2012	$9.78941	$9.56460	6,817
2013	$9.56460	$9.34555	6,949
2014	$9.34555	$9.13151	7,549
2015	$9.13151	$8.92239	6,140
2016	$8.92239	$8.71893	6,753
2017	$8.71893	$8.55604	6,466
2018	$8.55604	$8.47623	3,514

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.64709	$8.31031	1,570
2010	$8.31031	$10.05681	1,381
2011	$10.05681	$9.82278	1,385
2012	$9.82278	$10.97852	1,049
2013	$10.97852	$14.58764	929
2014	$14.58764	$15.82172	912
2015	$15.82172	$16.52510	927
2016	$16.52510	$16.23485	644
2017	$16.23485	$21.38785	489
2018	$21.38785	$20.80581	475
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.68601	$9.48422	13,481
2010	$9.48422	$10.63111	15,804
2011	$10.63111	$10.57243	8,492
2012	$10.57243	$11.94329	6,906
2013	$11.94329	$15.39212	2,395
2014	$15.39212	$17.03647	10,697
2015	$17.03647	$16.82482	10,579
2016	$16.82482	$18.34290	727
2017	$18.34290	$21.76131	528
2018	$21.76131	$20.25521	488
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$9.83665	$11.09714	20,401
2010	$11.09714	$11.66029	20,040
2011	$11.66029	$12.19438	17,569
2012	$12.19438	$12.58085	17,926
2013	$12.58085	$12.03731	4,434
2014	$12.03731	$12.42116	3,766
2015	$12.42116	$12.03234	3,780
2016	$12.03234	$12.28281	3,705
2017	$12.28281	$12.48150	3,264
2018	$12.48150	$12.09865	3,223
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$9.05913	$11.17142	12,594
2010	$11.17142	$12.31501	11,830
2011	$12.31501	$9.94570	11,132
2012	$9.94570	$11.69654	10,189
2013	$11.69654	$14.87505	9,216
2014	$14.87505	$13.32707	12,014
2015	$13.32707	$13.44972	11,397
2016	$13.44972	$12.44888	4,475
2017	$12.44888	$15.81277	3,651
2018	$15.81277	$13.12292	6,535
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.68155	429
2016	$8.68155	$9.63017	410
2017	$9.63017	$10.45201	440
2018	$10.45201	$9.14363	457

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$8.81925	$10.96821	5,583
2010	$10.96821	$11.91726	5,871
2011	$11.91726	$10.87959	5,879
2012	$10.87959	$11.09974	5,431
2013	$11.09974	$12.73774	4,813
2014	$12.73774	$12.79259	4,527
2015	$12.79259	$12.65586	3,979
2016	$12.65586	$12.44659	2,687
2017	$12.44659	$13.96898	1,645
2018	$13.96898	$11.88236	1,393
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$8.97657	582
2013	$8.97657	$12.26038	582
2014	$12.26038	$12.95687	581
2015	$12.95687	$13.26016	581
2016	$13.26016	$13.21732	580
2017	$13.21732	$16.40645	580
2018	$16.40645	$15.40563	579
Invesco V.I. Core Equity Fund - Series II
2009	$7.69755	$9.62494	3,018
2010	$9.62494	$10.27345	2,259
2011	$10.27345	$10.00818	1,670
2012	$10.00818	$11.10851	277
2013	$11.10851	$13.99356	237
2014	$13.99356	$14.74444	224
2015	$14.74444	$13.54054	236
2016	$13.54054	$14.55554	227
2017	$14.55554	$16.05480	0
2018	$16.05480	$14.17812	0
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.31503	0
2012	$11.31503	$11.29942	0
2013	$11.29942	$10.72441	0
2014	$10.72441	$10.88444	0
2015	$10.88444	$10.64058	0
2016	$10.64058	$10.50067	0
2017	$10.50067	$10.43745	0
2018	$10.43745	$10.22760	0
Invesco V.I. Growth and Income Fund - Series II
2009	$8.85179	$10.73321	8,902
2010	$10.73321	$11.76501	9,770
2011	$11.76501	$11.23496	6,079
2012	$11.23496	$12.55079	5,117
2013	$12.55079	$16.40297	2,833
2014	$16.40297	$17.62272	2,607
2015	$17.62272	$16.64694	2,261
2016	$16.64694	$19.42543	1,507
2017	$19.42543	$21.64650	901
2018	$21.64650	$18.27428	785

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.20826	$11.68237	5,034
2010	$11.68237	$12.98650	4,283
2011	$12.98650	$11.86310	3,420
2012	$11.86310	$12.82034	3,187
2013	$12.82034	$16.09092	4,596
2014	$16.09092	$16.37629	8,161
2015	$16.37629	$15.31470	6,198
2016	$15.31470	$16.93303	1,418
2017	$16.93303	$18.97110	769
2018	$18.97110	$16.38490	599
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.31446	$11.17490	805
2010	$11.17490	$13.89594	625
2011	$13.89594	$12.30601	0
2012	$12.30601	$13.42011	0
2013	$13.42011	$17.91093	0
2014	$17.91093	$18.84490	0
2015	$18.84490	$18.60324	0
2016	$18.60324	$18.28053	0
2017	$18.28053	$21.81858	0
2018	$21.81858	$20.06466	0
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.63299	$8.13070	4,649
2010	$8.13070	$8.49550	3,697
2011	$8.49550	$8.01865	853
2012	$8.01865	$9.21690	244
2013	$9.21690	$12.00113	249
2014	$12.00113	$12.47382	246
2015	$12.47382	$10.88826	264
2016	$10.88826	$12.54516	261
2017	$12.54516	$14.37085	256
2018	$14.37085	$11.32365	274
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.55986	$12.95644	11,223
2010	$12.95644	$13.68642	9,973
2011	$13.68642	$13.55352	9,614
2012	$13.55352	$15.01208	8,124
2013	$15.01208	$17.57137	5,867
2014	$17.57137	$18.58157	5,384
2015	$18.58157	$18.22870	4,754
2016	$18.22870	$18.58066	1,669
2017	$18.58066	$21.44928	881
2018	$21.44928	$21.04664	704
Janus Henderson Forty Portfolio - Service Shares
2009	$9.69813	$13.83516	12,181
2010	$13.83516	$14.39297	11,048
2011	$14.39297	$13.08637	11,339
2012	$13.08637	$15.83506	10,047
2013	$15.83506	$20.24941	8,699
2014	$20.24941	$21.45895	4,833
2015	$21.45895	$23.46816	4,241
2016	$23.46816	$23.37527	5,579
2017	$23.37527	$29.69352	4,522
2018	$29.69352	$29.50953	4,288

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$9.98421	$12.96577	11,276
2010	$12.96577	$14.61408	9,669
2011	$14.61408	$13.85283	7,918
2012	$13.85283	$14.99400	7,014
2013	$14.99400	$18.43012	6,125
2014	$18.43012	$19.52582	3,871
2015	$19.52582	$18.37271	3,194
2016	$18.37271	$21.31965	2,157
2017	$21.31965	$23.67292	1,304
2018	$23.67292	$19.93208	1,094
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.74518	$11.80102	2,171
2010	$11.80102	$14.41443	4,779
2011	$14.41443	$9.52890	4,917
2012	$9.52890	$10.53621	4,544
2013	$10.53621	$11.76407	4,095
2014	$11.76407	$10.10248	3,875
2015	$10.10248	$9.00098	3,489
2016	$9.00098	$8.20458	2,923
2017	$8.20458	$10.48708	7,290
2018	$10.48708	$8.69502	3,565
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$16.53543	224
2016	$16.53543	$17.09999	231
2017	$17.09999	$21.40539	215
2018	$21.40539	$21.03371	199
MFS® Investors Trust Series - Service Class
2009	$8.64733	$10.69217	397
2010	$10.69217	$11.58301	93
2011	$11.58301	$11.04348	0
2012	$11.04348	$12.82078	0
2013	$12.82078	$16.50162	0
2014	$16.50162	$17.84892	0
2015	$17.84892	$17.43024	0
2016	$17.43024	$18.44662	0
2017	$18.44662	$22.17663	0
2018	$22.17663	$20.43007	0
MFS® New Discovery Series - Service Class
2009	$6.58758	$10.48580	209
2010	$10.48580	$13.92695	182
2011	$13.92695	$12.17919	173
2012	$12.17919	$14.38496	174
2013	$14.38496	$19.84733	151
2014	$19.84733	$17.93745	0
2015	$17.93745	$17.14880	0
2016	$17.14880	$18.22975	0
2017	$18.22975	$22.50443	0
2018	$22.50443	$21.60939	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$9.00451	$10.35673	3,779
2010	$10.35673	$11.09339	3,627
2011	$11.09339	$11.01060	3,615
2012	$11.01060	$11.93292	3,361
2013	$11.93292	$13.84318	3,013
2014	$13.84318	$14.63875	2,853
2015	$14.63875	$14.21917	2,532
2016	$14.21917	$15.11778	1,875
2017	$15.11778	$16.54916	1,310
2018	$16.54916	$15.21939	1,180
MFS® Value Series - Service Class
2009	$9.36988	$11.20965	465
2010	$11.20965	$12.18042	0
2011	$12.18042	$11.84532	0
2012	$11.84532	$13.41024	1,162
2013	$13.41024	$17.76577	0
2014	$17.76577	$19.12803	0
2015	$19.12803	$18.51353	0
2016	$18.51353	$20.58086	0
2017	$20.58086	$23.60010	0
2018	$23.60010	$20.66943	0
MFS® VIT II High Yield - Service Class
2013	$10.00000	$14.60918	3,789
2014	$14.60918	$14.63481	3,568
2015	$14.63481	$13.66589	6,524
2016	$13.66589	$15.17448	6,489
2017	$15.17448	$15.76365	6,815
2018	$15.76365	$14.90231	694
Morgan Stanley VIF Growth Portfolio, Class II
2009	$6.92739	$11.17722	0
2010	$11.17722	$13.38962	0
2011	$13.38962	$12.68450	0
2012	$12.68450	$14.13357	0
2013	$14.13357	$20.39877	0
2014	$20.39877	$21.14311	0
2015	$21.14311	$23.12912	0
2016	$23.12912	$22.16423	0
2017	$22.16423	$30.93305	0
2018	$30.93305	$32.42725	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.56032	$12.00161	10,495
2010	$12.00161	$15.18830	10,792
2011	$15.18830	$15.67996	10,019
2012	$15.67996	$17.71156	9,048
2013	$17.71156	$17.60733	8,706
2014	$17.60733	$22.26483	8,011
2015	$22.26483	$22.17094	5,552
2016	$22.17094	$23.08104	3,218
2017	$23.08104	$23.20126	2,073
2018	$23.20126	$20.86128	1,806

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$6.00663	$7.76171	6,908
2010	$7.76171	$9.64316	4,060
2011	$9.64316	$9.50059	3,858
2012	$9.50059	$10.78194	3,666
2013	$10.78194	$14.28687	3,103
2014	$14.28687	$14.72935	2,949
2015	$14.72935	$15.30404	2,514
2016	$15.30404	$15.26390	0
2017	$15.26390	$19.15965	0
2018	$19.15965	$17.53896	0
Oppenheimer Global Fund/VA - Service Shares
2009	$8.71634	$11.86724	5,468
2010	$11.86724	$13.41524	4,418
2011	$13.41524	$11.98951	1,750
2012	$11.98951	$14.16718	2,802
2013	$14.16718	$17.57747	1,519
2014	$17.57747	$17.52625	938
2015	$17.52625	$17.75195	937
2016	$17.75195	$17.31750	748
2017	$17.31750	$23.06853	625
2018	$23.06853	$19.51938	2,296
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$7.86443	$10.51741	9,238
2010	$10.51741	$12.64492	9,408
2011	$12.64492	$12.06024	7,321
2012	$12.06024	$13.86420	6,695
2013	$13.86420	$19.04821	5,966
2014	$19.04821	$20.77907	3,813
2015	$20.77907	$19.06397	3,328
2016	$19.06397	$21.91853	4,332
2017	$21.91853	$24.39756	3,617
2018	$24.39756	$21.32445	3,403
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.19213	$11.51430	5,678
2010	$11.51430	$12.20570	4,745
2011	$12.20570	$12.73254	3,645
2012	$12.73254	$13.78839	4,603
2013	$13.78839	$13.53881	3,617
2014	$13.53881	$14.70359	3,355
2015	$14.70359	$14.40735	3,296
2016	$14.40735	$14.98853	3,184
2017	$14.98853	$15.05101	3,379
2018	$15.05101	$15.01698	3,202
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.12269	$11.70919	15,158
2010	$11.70919	$12.36782	15,080
2011	$12.36782	$13.49489	14,489
2012	$13.49489	$14.33802	13,259
2013	$14.33802	$12.71691	12,345
2014	$12.71691	$12.80852	9,155
2015	$12.80852	$12.17537	8,838
2016	$12.17537	$12.51409	6,157
2017	$12.51409	$12.67515	5,847
2018	$12.67515	$12.11031	5,665

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.26441	$12.55414	22,531
2010	$12.55414	$13.26104	28,856
2011	$13.26104	$13.42468	26,162
2012	$13.42468	$14.37309	24,711
2013	$14.37309	$13.76706	21,681
2014	$13.76706	$14.02585	18,649
2015	$14.02585	$13.76472	18,127
2016	$13.76472	$13.80900	8,945
2017	$13.80900	$14.15692	7,536
2018	$14.15692	$13.75791	7,165
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.05832	$9.77799	9,310
2010	$9.77799	$11.08186	8,054
2011	$11.08186	$10.97492	3,370
2012	$10.97492	$12.64180	2,852
2013	$12.64180	$17.39683	2,602
2014	$17.39683	$18.49939	2,377
2015	$18.49939	$20.02550	2,551
2016	$20.02550	$19.67114	4,303
2017	$19.67114	$26.10901	3,700
2018	$26.10901	$25.92962	4,851
T. Rowe Price Equity Income Portfolio - II
2009	$8.10316	$9.91585	13,471
2010	$9.91585	$11.11617	13,261
2011	$11.11617	$10.75028	9,160
2012	$10.75028	$12.27978	7,798
2013	$12.27978	$15.52547	6,822
2014	$15.52547	$16.24582	6,341
2015	$16.24582	$14.74430	6,405
2016	$14.74430	$17.12241	3,170
2017	$17.12241	$19.36350	2,287
2018	$19.36350	$17.08454	3,098
VanEck VIP Emerging Markets Fund - Initial Class
2009	$9.75648	$20.32090	2,710
2010	$20.32090	$25.18302	3,228
2011	$25.18302	$18.27160	3,008
2012	$18.27160	$23.17146	2,928
2013	$23.17146	$25.35980	1,771
2014	$25.35980	$24.67355	1,759
2015	$24.67355	$20.73269	1,155
2016	$20.73269	$20.27795	821
2017	$20.27795	$29.92819	637
2018	$29.92819	$22.37232	1,443
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$16.63257	$25.59935	1,554
2010	$25.59935	$32.32330	1,369
2011	$32.32330	$26.38549	1,385
2012	$26.38549	$26.64993	1,233
2013	$26.64993	$28.77969	1,127
2014	$28.77969	$22.74548	1,120
2015	$22.74548	$14.78892	877
2016	$14.78892	$20.76581	617
2017	$20.76581	$19.94718	486
2018	$19.94718	$13.97746	492

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.72752	$11.69110	7,132
2010	$11.69110	$13.10091	3,486
2011	$13.10091	$12.96302	2,185
2012	$12.96302	$14.95335	1,707
2013	$14.95335	$15.49440	1,712
2014	$15.49440	$14.90950	1,260
2015	$14.90950	$13.68107	1,241
2016	$13.68107	$15.42021	1,130
2017	$15.42021	$16.33796	858
2018	$16.33796	$15.29776	828
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.20% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
with EBP (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)
Mortality & Expense = 2.30

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.09141	$13.37097	0
2010	$13.37097	$14.82866	0
2011	$14.82866	$14.38273	0
2012	$14.38273	$16.54822	0
2013	$16.54822	$21.77029	0
2014	$21.77029	$24.10492	0
2015	$24.10492	$24.91777	0
2016	$24.91777	$24.37503	0
2017	$24.37503	$31.10864	0
2018	$31.10864	$30.25053	0
Alger Large Cap Growth Portfolio - Class S
2009	$6.83523	$9.82340	0
2010	$9.82340	$10.82523	0
2011	$10.82523	$10.48537	0
2012	$10.48537	$11.19282	0
2013	$11.19282	$14.70145	0
2014	$14.70145	$15.86389	0
2015	$15.86389	$15.69263	0
2016	$15.69263	$15.13269	0
2017	$15.13269	$18.90205	0
2018	$18.90205	$18.76721	0
Alger Mid Cap Growth Portfolio - Class S
2009	$6.26640	$9.25435	0
2010	$9.25435	$10.73804	0
2011	$10.73804	$9.58038	0
2012	$9.58038	$10.81707	0
2013	$10.81707	$14.29528	0
2014	$14.29528	$15.01018	0
2015	$15.01018	$14.37240	0
2016	$14.37240	$14.09612	0
2017	$14.09612	$17.77620	0
2018	$17.77620	$15.99869	0
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.08061	$7.38873	0
2010	$7.38873	$7.89401	0
2011	$7.89401	$8.08655	0
2012	$8.08655	$9.19461	0
2013	$9.19461	$11.87894	0
2014	$11.87894	$12.95133	0
2015	$12.95133	$12.27796	0
2016	$12.27796	$13.54217	0
2017	$13.54217	$15.18097	0
2018	$15.18097	$13.50198	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.35815	$10.50384	0
2010	$10.50384	$11.68342	0
2011	$11.68342	$11.08249	0
2012	$11.08249	$12.13930	0
2013	$12.13930	$13.66542	0
2014	$13.66542	$14.07614	0
2015	$14.07614	$13.73002	0
2016	$13.73002	$13.78194	0
2017	$13.78194	$15.30269	0
2018	$15.30269	$14.09715	0
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$8.94273	$11.82381	0
2010	$11.82381	$13.49370	0
2011	$13.49370	$12.80381	0
2012	$12.80381	$14.51278	0
2013	$14.51278	$18.54906	0
2014	$18.54906	$20.21386	0
2015	$20.21386	$19.81065	0
2016	$19.81065	$20.83126	0
2017	$20.83126	$24.72516	0
2018	$24.72516	$22.52972	0
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.14250	$9.05427	0
2010	$9.05427	$10.15541	0
2011	$10.15541	$9.97706	0
2012	$9.97706	$11.39777	0
2013	$11.39777	$14.22000	0
2014	$14.22000	$15.05558	0
2015	$15.05558	$14.07139	0
2016	$14.07139	$16.16696	0
2017	$16.16696	$17.77842	0
2018	$17.77842	$15.87059	0
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.92893	0
2017	$9.92893	$9.75781	0
2018	$9.75781	$9.68120	0
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.38595	$10.18479	0
2010	$10.18479	$9.94761	0
2011	$9.94761	$9.71049	0
2012	$9.71049	$9.47776	0
2013	$9.47776	$9.25122	0
2014	$9.25122	$9.03009	0
2015	$9.03009	$8.81425	0
2016	$8.81425	$8.60448	0
2017	$8.60448	$8.43519	0
2018	$8.43519	$8.34802	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.61373	$8.26014	0
2010	$8.26014	$9.98587	0
2011	$9.98587	$9.74354	0
2012	$9.74354	$10.87879	0
2013	$10.87879	$14.44033	0
2014	$14.44033	$15.64593	0
2015	$15.64593	$16.32476	0
2016	$16.32476	$16.02166	0
2017	$16.02166	$21.08569	0
2018	$21.08569	$20.49103	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.64746	$9.42700	0
2010	$9.42700	$10.55616	0
2011	$10.55616	$10.48716	0
2012	$10.48716	$11.83482	0
2013	$11.83482	$15.23674	0
2014	$15.23674	$16.84723	0
2015	$16.84723	$16.62090	0
2016	$16.62090	$18.10209	0
2017	$18.10209	$21.45396	0
2018	$21.45396	$19.94884	0
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$9.78733	$11.03021	0
2010	$11.03021	$11.57812	0
2011	$11.57812	$12.09609	0
2012	$12.09609	$12.46662	0
2013	$12.46662	$11.91581	0
2014	$11.91581	$12.28321	0
2015	$12.28321	$11.88654	0
2016	$11.88654	$12.12157	0
2017	$12.12157	$12.30522	0
2018	$12.30522	$11.91566	0
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$9.01369	$11.10401	0
2010	$11.10401	$12.22818	0
2011	$12.22818	$9.86547	0
2012	$9.86547	$11.59030	0
2013	$11.59030	$14.72486	0
2014	$14.72486	$13.17901	0
2015	$13.17901	$13.28667	0
2016	$13.28667	$12.28540	0
2017	$12.28540	$15.58936	0
2018	$15.58936	$12.92437	0
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.67560	0
2016	$8.67560	$9.61376	0
2017	$9.61376	$10.42367	0
2018	$10.42367	$9.10958	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$8.77501	$10.90202	0
2010	$10.90202	$11.83323	0
2011	$11.83323	$10.79184	0
2012	$10.79184	$10.99890	0
2013	$10.99890	$12.60912	0
2014	$12.60912	$12.65044	0
2015	$12.65044	$12.50243	0
2016	$12.50243	$12.28314	0
2017	$12.28314	$13.77161	0
2018	$13.77161	$11.70257	0
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$8.89500	0
2013	$8.89500	$12.13655	0
2014	$12.13655	$12.81287	0
2015	$12.81287	$13.09936	0
2016	$13.09936	$13.04372	0
2017	$13.04372	$16.17463	0
2018	$16.17463	$15.17252	0
Invesco V.I. Core Equity Fund - Series II
2009	$7.67648	$9.58876	0
2010	$9.58876	$10.22436	0
2011	$10.22436	$9.95017	0
2012	$9.95017	$11.03281	0
2013	$11.03281	$13.88397	0
2014	$13.88397	$14.61400	0
2015	$14.61400	$13.40702	0
2016	$13.40702	$14.39729	0
2017	$14.39729	$15.86421	0
2018	$15.86421	$13.99557	0
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.22384	0
2012	$11.22384	$11.19683	0
2013	$11.19683	$10.61617	0
2014	$10.61617	$10.76355	0
2015	$10.76355	$10.51163	0
2016	$10.51163	$10.36285	0
2017	$10.36285	$10.29004	0
2018	$10.29004	$10.07292	0
Invesco V.I. Growth and Income Fund - Series II
2009	$8.80736	$10.66839	0
2010	$10.66839	$11.68201	0
2011	$11.68201	$11.14431	0
2012	$11.14431	$12.43674	0
2013	$12.43674	$16.23731	0
2014	$16.23731	$17.42688	0
2015	$17.42688	$16.44509	0
2016	$16.44509	$19.17030	0
2017	$19.17030	$21.34062	0
2018	$21.34062	$17.99776	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.16207	$11.61188	0
2010	$11.61188	$12.89493	0
2011	$12.89493	$11.76741	0
2012	$11.76741	$12.70388	0
2013	$12.70388	$15.92844	0
2014	$15.92844	$16.19434	0
2015	$16.19434	$15.12903	0
2016	$15.12903	$16.71067	0
2017	$16.71067	$18.70308	0
2018	$18.70308	$16.13700	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.27775	$11.10743	0
2010	$11.10743	$13.79793	0
2011	$13.79793	$12.20672	0
2012	$12.20672	$13.29818	0
2013	$13.29818	$17.73005	0
2014	$17.73005	$18.63550	0
2015	$18.63550	$18.37769	0
2016	$18.37769	$18.04045	0
2017	$18.04045	$21.51030	0
2018	$21.51030	$19.76107	0
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.60472	$8.08163	0
2010	$8.08163	$8.43560	0
2011	$8.43560	$7.95398	0
2012	$7.95398	$9.13318	0
2013	$9.13318	$11.87995	0
2014	$11.87995	$12.33523	0
2015	$12.33523	$10.75626	0
2016	$10.75626	$12.38041	0
2017	$12.38041	$14.16781	0
2018	$14.16781	$11.15231	0
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.50689	$12.87826	0
2010	$12.87826	$13.58993	0
2011	$13.58993	$13.44422	0
2012	$13.44422	$14.87574	0
2013	$14.87574	$17.39397	0
2014	$17.39397	$18.37514	0
2015	$18.37514	$18.00776	0
2016	$18.00776	$18.33671	0
2017	$18.33671	$21.14630	0
2018	$21.14630	$20.72829	0
Janus Henderson Forty Portfolio - Service Shares
2009	$9.64947	$13.75166	0
2010	$13.75166	$14.29147	0
2011	$14.29147	$12.98082	0
2012	$12.98082	$15.69123	0
2013	$15.69123	$20.04496	0
2014	$20.04496	$21.22054	0
2015	$21.22054	$23.18368	0
2016	$23.18368	$23.06835	0
2017	$23.06835	$29.27406	0
2018	$29.27406	$29.06312	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$9.93412	$12.88753	0
2010	$12.88753	$14.51103	0
2011	$14.51103	$13.74111	0
2012	$13.74111	$14.85782	0
2013	$14.85782	$18.24406	0
2014	$18.24406	$19.30891	0
2015	$19.30891	$18.15001	0
2016	$18.15001	$21.03973	0
2017	$21.03973	$23.33851	0
2018	$23.33851	$19.63055	0
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.71132	$11.72977	0
2010	$11.72977	$14.31276	0
2011	$14.31276	$9.45200	0
2012	$9.45200	$10.44046	0
2013	$10.44046	$11.64524	0
2014	$11.64524	$9.99019	0
2015	$9.99019	$8.89180	0
2016	$8.89180	$8.09679	0
2017	$8.09679	$10.33885	0
2018	$10.33885	$8.56340	0
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$16.33498	0
2016	$16.33498	$16.87545	0
2017	$16.87545	$21.10299	0
2018	$21.10299	$20.71549	0
MFS® Investors Trust Series - Service Class
2009	$8.60394	$10.62762	0
2010	$10.62762	$11.50130	0
2011	$11.50130	$10.95438	0
2012	$10.95438	$12.70429	0
2013	$12.70429	$16.33497	0
2014	$16.33497	$17.65059	0
2015	$17.65059	$17.21892	0
2016	$17.21892	$18.20436	0
2017	$18.20436	$21.86328	0
2018	$21.86328	$20.12093	0
MFS® New Discovery Series - Service Class
2009	$6.55453	$10.42249	0
2010	$10.42249	$13.82873	0
2011	$13.82873	$12.08094	0
2012	$12.08094	$14.25428	0
2013	$14.25428	$19.64693	0
2014	$19.64693	$17.73815	0
2015	$17.73815	$16.94089	0
2016	$16.94089	$17.99035	0
2017	$17.99035	$22.18647	0
2018	$22.18647	$21.28244	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$8.95935	$10.29425	0
2010	$10.29425	$11.01518	0
2011	$11.01518	$10.92182	0
2012	$10.92182	$11.82456	0
2013	$11.82456	$13.70343	0
2014	$13.70343	$14.47615	0
2015	$14.47615	$14.04684	0
2016	$14.04684	$14.91932	0
2017	$14.91932	$16.31541	0
2018	$16.31541	$14.98918	0
MFS® Value Series - Service Class
2009	$9.32289	$11.14202	0
2010	$11.14202	$12.09456	0
2011	$12.09456	$11.74982	0
2012	$11.74982	$13.28847	0
2013	$13.28847	$17.58646	0
2014	$17.58646	$18.91559	0
2015	$18.91559	$18.28918	0
2016	$18.28918	$20.31070	0
2017	$20.31070	$23.26680	0
2018	$23.26680	$20.35681	0
MFS® VIT II High Yield - Service Class
2013	$10.00000	$14.46169	0
2014	$14.46169	$14.47224	0
2015	$14.47224	$13.50025	0
2016	$13.50025	$14.97526	0
2017	$14.97526	$15.54098	0
2018	$15.54098	$14.67688	0
Morgan Stanley VIF Growth Portfolio, Class II
2009	$6.89263	$11.10979	0
2010	$11.10979	$13.29525	0
2011	$13.29525	$12.58224	0
2012	$12.58224	$14.00524	0
2013	$14.00524	$20.19289	0
2014	$20.19289	$20.90831	0
2015	$20.90831	$22.84886	0
2016	$22.84886	$21.87331	0
2017	$21.87331	$30.49623	0
2018	$30.49623	$31.93687	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.51232	$11.92911	0
2010	$11.92911	$15.08113	0
2011	$15.08113	$15.55343	0
2012	$15.55343	$17.55062	0
2013	$17.55062	$17.42948	0
2014	$17.42948	$22.01742	0
2015	$22.01742	$21.90213	0
2016	$21.90213	$22.77794	0
2017	$22.77794	$22.87345	0
2018	$22.87345	$20.54563	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$5.98405	$7.72463	0
2010	$7.72463	$9.58728	0
2011	$9.58728	$9.43589	0
2012	$9.43589	$10.69754	0
2013	$10.69754	$14.16054	0
2014	$14.16054	$14.58417	0
2015	$14.58417	$15.13768	0
2016	$15.13768	$15.08258	0
2017	$15.08258	$18.91291	0
2018	$18.91291	$17.29551	0
Oppenheimer Global Fund/VA - Service Shares
2009	$8.67263	$11.79563	0
2010	$11.79563	$13.32066	0
2011	$13.32066	$11.89281	0
2012	$11.89281	$14.03849	0
2013	$14.03849	$17.39999	0
2014	$17.39999	$17.33152	0
2015	$17.33152	$17.53675	0
2016	$17.53675	$17.09010	0
2017	$17.09010	$22.74263	0
2018	$22.74263	$19.22406	0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$7.82499	$10.45394	0
2010	$10.45394	$12.55576	0
2011	$12.55576	$11.96297	0
2012	$11.96297	$13.73826	0
2013	$13.73826	$18.85589	0
2014	$18.85589	$20.54821	0
2015	$20.54821	$18.83286	0
2016	$18.83286	$21.63072	0
2017	$21.63072	$24.05287	0
2018	$24.05287	$21.00181	0
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.14102	$11.44486	0
2010	$11.44486	$12.11967	0
2011	$12.11967	$12.62989	0
2012	$12.62989	$13.66320	0
2013	$13.66320	$13.40216	0
2014	$13.40216	$14.54030	0
2015	$14.54030	$14.23276	0
2016	$14.23276	$14.79179	0
2017	$14.79179	$14.83844	0
2018	$14.83844	$14.78986	0
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.07192	$11.63855	0
2010	$11.63855	$12.28063	0
2011	$12.28063	$13.38609	0
2012	$13.38609	$14.20784	0
2013	$14.20784	$12.58854	0
2014	$12.58854	$12.66624	0
2015	$12.66624	$12.02780	0
2016	$12.02780	$12.34979	0
2017	$12.34979	$12.49610	0
2018	$12.49610	$11.92713	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.20792	$12.47841	0
2010	$12.47841	$13.16757	0
2011	$13.16757	$13.31645	0
2012	$13.31645	$14.24258	0
2013	$14.24258	$13.62809	0
2014	$13.62809	$13.87007	0
2015	$13.87007	$13.59791	0
2016	$13.59791	$13.62771	0
2017	$13.62771	$13.95696	0
2018	$13.95696	$13.54980	0
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.02290	$9.71898	0
2010	$9.71898	$11.00372	0
2011	$11.00372	$10.88640	0
2012	$10.88640	$12.52698	0
2013	$12.52698	$17.22119	0
2014	$17.22119	$18.29389	0
2015	$18.29389	$19.78277	0
2016	$19.78277	$19.41289	0
2017	$19.41289	$25.74023	0
2018	$25.74023	$25.53741	0
T. Rowe Price Equity Income Portfolio - II
2009	$8.06252	$9.85601	0
2010	$9.85601	$11.03780	0
2011	$11.03780	$10.66358	0
2012	$10.66358	$12.16825	0
2013	$12.16825	$15.36874	0
2014	$15.36874	$16.06535	0
2015	$16.06535	$14.56559	0
2016	$14.56559	$16.89761	0
2017	$16.89761	$19.08997	0
2018	$19.08997	$16.82609	0
VanEck VIP Emerging Markets Fund - Initial Class
2009	$9.70754	$20.19831	0
2010	$20.19831	$25.00551	0
2011	$25.00551	$18.12425	0
2012	$18.12425	$22.96103	0
2013	$22.96103	$25.10379	0
2014	$25.10379	$24.39947	0
2015	$24.39947	$20.48137	0
2016	$20.48137	$20.01170	0
2017	$20.01170	$29.50544	0
2018	$29.50544	$22.03387	0
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$16.54914	$25.44486	0
2010	$25.44486	$32.09539	0
2011	$32.09539	$26.17267	0
2012	$26.17267	$26.40785	0
2013	$26.40785	$28.48909	0
2014	$28.48909	$22.49271	0
2015	$22.49271	$14.60956	0
2016	$14.60956	$20.49303	0
2017	$20.49303	$19.66527	0
2018	$19.66527	$13.76590	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.68878	$11.62062	0
2010	$11.62062	$13.00860	0
2011	$13.00860	$12.85854	0
2012	$12.85854	$14.81760	0
2013	$14.81760	$15.33802	0
2014	$15.33802	$14.74392	0
2015	$14.74392	$13.51529	0
2016	$13.51529	$15.21781	0
2017	$15.21781	$16.10723	0
2018	$16.10723	$15.06641	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Elite Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
with MAV & EBP (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)
Mortality & Expense = 2.35

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.06857	$13.33056	0
2010	$13.33056	$14.77629	0
2011	$14.77629	$14.32460	0
2012	$14.32460	$16.47288	0
2013	$16.47288	$21.66009	0
2014	$21.66009	$23.97062	0
2015	$23.97062	$24.76625	0
2016	$24.76625	$24.21444	0
2017	$24.21444	$30.88808	0
2018	$30.88808	$30.02079	0
Alger Large Cap Growth Portfolio - Class S
2009	$6.81806	$9.79368	0
2010	$9.79368	$10.78697	0
2011	$10.78697	$10.44297	0
2012	$10.44297	$11.14184	0
2013	$11.14184	$14.62700	0
2014	$14.62700	$15.77547	0
2015	$15.77547	$15.59715	0
2016	$15.59715	$15.03294	0
2017	$15.03294	$18.76798	0
2018	$18.76798	$18.62461	0
Alger Mid Cap Growth Portfolio - Class S
2009	$6.25065	$9.22636	0
2010	$9.22636	$10.70009	0
2011	$10.70009	$9.54164	0
2012	$9.54164	$10.76779	0
2013	$10.76779	$14.22288	0
2014	$14.22288	$14.92652	0
2015	$14.92652	$14.28496	0
2016	$14.28496	$14.00320	0
2017	$14.00320	$17.65011	0
2018	$17.65011	$15.87713	0
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.07538	$7.37858	0
2010	$7.37858	$7.87915	0
2011	$7.87915	$8.06720	0
2012	$8.06720	$9.16790	0
2013	$9.16790	$11.83837	0
2014	$11.83837	$12.90047	0
2015	$12.90047	$12.22348	0
2016	$12.22348	$13.47520	0
2017	$13.47520	$15.09826	0
2018	$15.09826	$13.42159	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.33715	$10.47209	1,128
2010	$10.47209	$11.64215	1,127
2011	$11.64215	$11.03771	1,127
2012	$11.03771	$12.08403	1,078
2013	$12.08403	$13.59625	1,029
2014	$13.59625	$13.99772	0
2015	$13.99772	$13.64652	0
2016	$13.64652	$13.69113	0
2017	$13.69113	$15.19418	0
2018	$15.19418	$13.99007	0
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$8.92026	$11.78807	0
2010	$11.78807	$13.44601	0
2011	$13.44601	$12.75203	0
2012	$12.75203	$14.44667	0
2013	$14.44667	$18.45511	0
2014	$18.45511	$20.10116	706
2015	$20.10116	$19.69012	670
2016	$19.69012	$20.69394	629
2017	$20.69394	$24.54976	595
2018	$24.54976	$22.35853	561
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.12456	$9.02691	1,121
2010	$9.02691	$10.11954	1,120
2011	$10.11954	$9.93674	1,120
2012	$9.93674	$11.34588	1,071
2013	$11.34588	$14.14800	1,022
2014	$14.14800	$14.97169	936
2015	$14.97169	$13.98582	888
2016	$13.98582	$16.06045	834
2017	$16.06045	$17.65238	789
2018	$17.65238	$15.75007	744
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.92726	0
2017	$9.92726	$9.75123	0
2018	$9.75123	$9.66976	0
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.35984	$10.15398	0
2010	$10.15398	$9.91244	0
2011	$9.91244	$9.67121	0
2012	$9.67121	$9.43458	0
2013	$9.43458	$9.20435	0
2014	$9.20435	$8.97974	0
2015	$8.97974	$8.76061	0
2016	$8.76061	$8.54773	0
2017	$8.54773	$8.37532	0
2018	$8.37532	$8.28456	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.59710	$8.23516	0
2010	$8.23516	$9.95059	0
2011	$9.95059	$9.70416	0
2012	$9.70416	$10.82927	0
2013	$10.82927	$14.36723	0
2014	$14.36723	$15.55875	0
2015	$15.55875	$16.22550	0
2016	$16.22550	$15.91610	0
2017	$15.91610	$20.93620	0
2018	$20.93620	$20.33543	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.62822	$9.39846	0
2010	$9.39846	$10.51883	0
2011	$10.51883	$10.44473	0
2012	$10.44473	$11.78089	0
2013	$11.78089	$15.15954	0
2014	$15.15954	$16.75329	0
2015	$16.75329	$16.51976	0
2016	$16.51976	$17.98275	0
2017	$17.98275	$21.30175	0
2018	$21.30175	$19.79726	0
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$9.76275	$10.99686	0
2010	$10.99686	$11.53720	0
2011	$11.53720	$12.04718	0
2012	$12.04718	$12.40984	0
2013	$12.40984	$11.85547	0
2014	$11.85547	$12.21473	0
2015	$12.21473	$11.81422	0
2016	$11.81422	$12.04166	0
2017	$12.04166	$12.21792	0
2018	$12.21792	$11.82511	0
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$8.99102	$11.07040	449
2010	$11.07040	$12.18494	448
2011	$12.18494	$9.82556	448
2012	$9.82556	$11.53747	429
2013	$11.53747	$14.65026	409
2014	$14.65026	$13.10551	0
2015	$13.10551	$13.20581	0
2016	$13.20581	$12.20439	0
2017	$12.20439	$15.47874	0
2018	$15.47874	$12.82613	0
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.67262	0
2016	$8.67262	$9.60554	0
2017	$9.60554	$10.40949	0
2018	$10.40949	$9.09256	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$8.75294	$10.86903	0
2010	$10.86903	$11.79140	0
2011	$11.79140	$10.74821	0
2012	$10.74821	$10.94881	0
2013	$10.94881	$12.54526	0
2014	$12.54526	$12.57993	0
2015	$12.57993	$12.42638	0
2016	$12.42638	$12.20219	0
2017	$12.20219	$13.67393	0
2018	$13.67393	$11.61366	0
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$8.85449	0
2013	$8.85449	$12.07510	0
2014	$12.07510	$12.74146	0
2015	$12.74146	$13.01969	0
2016	$13.01969	$12.95778	0
2017	$12.95778	$16.05993	0
2018	$16.05993	$15.05727	0
Invesco V.I. Core Equity Fund - Series II
2009	$7.66594	$9.57069	0
2010	$9.57069	$10.19987	0
2011	$10.19987	$9.92128	0
2012	$9.92128	$10.99512	0
2013	$10.99512	$13.82947	0
2014	$13.82947	$14.54917	0
2015	$14.54917	$13.34070	0
2016	$13.34070	$14.31876	0
2017	$14.31876	$15.76971	0
2018	$15.76971	$13.90512	0
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.17846	0
2012	$11.17846	$11.14584	0
2013	$11.14584	$10.56241	0
2014	$10.56241	$10.70357	0
2015	$10.70357	$10.44771	0
2016	$10.44771	$10.29456	0
2017	$10.29456	$10.21707	0
2018	$10.21707	$9.99641	0
Invesco V.I. Growth and Income Fund - Series II
2009	$8.78525	$10.63616	0
2010	$10.63616	$11.64075	0
2011	$11.64075	$11.09927	0
2012	$11.09927	$12.38013	0
2013	$12.38013	$16.15511	0
2014	$16.15511	$17.32978	0
2015	$17.32978	$16.34508	0
2016	$16.34508	$19.04399	0
2017	$19.04399	$21.18930	0
2018	$21.18930	$17.86106	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.13904	$11.57676	0
2010	$11.57676	$12.84935	0
2011	$12.84935	$11.71981	0
2012	$11.71981	$12.64599	0
2013	$12.64599	$15.84775	0
2014	$15.84775	$16.10404	0
2015	$16.10404	$15.03696	0
2016	$15.03696	$16.60050	0
2017	$16.60050	$18.57038	0
2018	$18.57038	$16.01436	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.25946	$11.07385	0
2010	$11.07385	$13.74916	0
2011	$13.74916	$12.15736	0
2012	$12.15736	$13.23761	0
2013	$13.23761	$17.64025	0
2014	$17.64025	$18.53160	0
2015	$18.53160	$18.26586	0
2016	$18.26586	$17.92152	0
2017	$17.92152	$21.35770	0
2018	$21.35770	$19.61090	0
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.59063	$8.05717	0
2010	$8.05717	$8.40576	0
2011	$8.40576	$7.92179	0
2012	$7.92179	$9.09156	0
2013	$9.09156	$11.81976	0
2014	$11.81976	$12.26644	0
2015	$12.26644	$10.69081	0
2016	$10.69081	$12.29879	0
2017	$12.29879	$14.06729	0
2018	$14.06729	$11.06755	0
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.48050	$12.83933	0
2010	$12.83933	$13.54191	0
2011	$13.54191	$13.38988	0
2012	$13.38988	$14.80801	0
2013	$14.80801	$17.30591	0
2014	$17.30591	$18.27275	0
2015	$18.27275	$17.89823	0
2016	$17.89823	$18.21588	0
2017	$18.21588	$20.99634	0
2018	$20.99634	$20.57083	0
Janus Henderson Forty Portfolio - Service Shares
2009	$9.62521	$13.71006	0
2010	$13.71006	$14.24095	0
2011	$14.24095	$12.92831	0
2012	$12.92831	$15.61974	0
2013	$15.61974	$19.94342	0
2014	$19.94342	$21.10223	0
2015	$21.10223	$23.04261	0
2016	$23.04261	$22.91626	0
2017	$22.91626	$29.06637	0
2018	$29.06637	$28.84226	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$9.90917	$12.84858	0
2010	$12.84858	$14.45978	0
2011	$14.45978	$13.68557	0
2012	$13.68557	$14.79015	0
2013	$14.79015	$18.15169	0
2014	$18.15169	$19.20129	0
2015	$19.20129	$18.03960	0
2016	$18.03960	$20.90108	0
2017	$20.90108	$23.17299	0
2018	$23.17299	$19.48142	0
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.69447	$11.69432	0
2010	$11.69432	$14.26220	0
2011	$14.26220	$9.41378	0
2012	$9.41378	$10.39289	0
2013	$10.39289	$11.58624	0
2014	$11.58624	$9.93448	0
2015	$9.93448	$8.83767	0
2016	$8.83767	$8.04339	0
2017	$8.04339	$10.26550	0
2018	$10.26550	$8.49832	0
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$16.23559	0
2016	$16.23559	$16.76421	0
2017	$16.76421	$20.95330	0
2018	$20.95330	$20.55810	0
MFS® Investors Trust Series - Service Class
2009	$8.58233	$10.59550	0
2010	$10.59550	$11.46067	0
2011	$11.46067	$10.91010	0
2012	$10.91010	$12.64646	0
2013	$12.64646	$16.25229	0
2014	$16.25229	$17.55226	0
2015	$17.55226	$17.11422	0
2016	$17.11422	$18.08444	0
2017	$18.08444	$21.70828	0
2018	$21.70828	$19.96812	0
MFS® New Discovery Series - Service Class
2009	$6.53804	$10.39098	0
2010	$10.39098	$13.77987	0
2011	$13.77987	$12.03210	0
2012	$12.03210	$14.18936	0
2013	$14.18936	$19.54744	0
2014	$19.54744	$17.63928	0
2015	$17.63928	$16.83783	0
2016	$16.83783	$17.87178	0
2017	$17.87178	$22.02911	0
2018	$22.02911	$21.12074	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$8.93684	$10.26311	1,124
2010	$10.26311	$10.97624	1,123
2011	$10.97624	$10.87765	1,123
2012	$10.87765	$11.77071	1,074
2013	$11.77071	$13.63404	1,025
2014	$13.63404	$14.39546	779
2015	$14.39546	$13.96139	739
2016	$13.96139	$14.82099	694
2017	$14.82099	$16.19970	656
2018	$16.19970	$14.87531	619
MFS® Value Series - Service Class
2009	$9.29945	$11.10832	0
2010	$11.10832	$12.05181	0
2011	$12.05181	$11.70229	0
2012	$11.70229	$13.22793	0
2013	$13.22793	$17.49736	0
2014	$17.49736	$18.81013	0
2015	$18.81013	$18.17789	0
2016	$18.17789	$20.17681	0
2017	$20.17681	$23.10173	0
2018	$23.10173	$20.20211	0
MFS® VIT II High Yield - Service Class
2013	$10.00000	$14.38845	0
2014	$14.38845	$14.39157	0
2015	$14.39157	$13.41813	0
2016	$13.41813	$14.87656	0
2017	$14.87656	$15.43075	0
2018	$15.43075	$14.56537	0
Morgan Stanley VIF Growth Portfolio, Class II
2009	$6.87531	$11.07618	0
2010	$11.07618	$13.24826	0
2011	$13.24826	$12.53136	0
2012	$12.53136	$13.94143	0
2013	$13.94143	$20.09061	0
2014	$20.09061	$20.79174	0
2015	$20.79174	$22.70982	0
2016	$22.70982	$21.72910	0
2017	$21.72910	$30.27987	0
2018	$30.27987	$31.69417	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.48841	$11.89302	0
2010	$11.89302	$15.02781	0
2011	$15.02781	$15.49051	0
2012	$15.49051	$17.47064	0
2013	$17.47064	$17.34116	0
2014	$17.34116	$21.89463	0
2015	$21.89463	$21.76883	0
2016	$21.76883	$22.62777	0
2017	$22.62777	$22.71117	0
2018	$22.71117	$20.38950	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$5.97278	$7.70612	0
2010	$7.70612	$9.55942	0
2011	$9.55942	$9.40366	0
2012	$9.40366	$10.65551	0
2013	$10.65551	$14.09769	0
2014	$14.09769	$14.51200	0
2015	$14.51200	$15.05506	0
2016	$15.05506	$14.99260	0
2017	$14.99260	$18.79059	0
2018	$18.79059	$17.17493	0
Oppenheimer Global Fund/VA - Service Shares
2009	$8.65082	$11.75993	0
2010	$11.75993	$13.27356	0
2011	$13.27356	$11.84470	0
2012	$11.84470	$13.97453	0
2013	$13.97453	$17.31185	0
2014	$17.31185	$17.23490	0
2015	$17.23490	$17.43004	0
2016	$17.43004	$16.97744	0
2017	$16.97744	$22.58130	0
2018	$22.58130	$19.07798	0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$7.80532	$10.42231	0
2010	$10.42231	$12.51138	0
2011	$12.51138	$11.91458	0
2012	$11.91458	$13.67568	0
2013	$13.67568	$18.76039	0
2014	$18.76039	$20.43367	0
2015	$20.43367	$18.71829	0
2016	$18.71829	$21.48817	0
2017	$21.48817	$23.88228	0
2018	$23.88228	$20.84227	0
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.11556	$11.41027	0
2010	$11.41027	$12.07686	0
2011	$12.07686	$12.57885	0
2012	$12.57885	$13.60098	0
2013	$13.60098	$13.33429	0
2014	$13.33429	$14.45925	0
2015	$14.45925	$14.14619	0
2016	$14.14619	$14.69432	0
2017	$14.69432	$14.73322	0
2018	$14.73322	$14.67751	0
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.04661	$11.60338	0
2010	$11.60338	$12.23726	0
2011	$12.23726	$13.33199	0
2012	$13.33199	$14.14315	0
2013	$14.14315	$12.52480	0
2014	$12.52480	$12.59566	0
2015	$12.59566	$11.95463	0
2016	$11.95463	$12.26841	0
2017	$12.26841	$12.40748	0
2018	$12.40748	$11.83653	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.17977	$12.44068	675
2010	$12.44068	$13.12102	674
2011	$13.12102	$13.26260	674
2012	$13.26260	$14.17771	645
2013	$14.17771	$13.55907	616
2014	$13.55907	$13.79275	0
2015	$13.79275	$13.51518	0
2016	$13.51518	$13.53788	0
2017	$13.53788	$13.85795	0
2018	$13.85795	$13.44685	0
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.00526	$9.68960	0
2010	$9.68960	$10.96484	0
2011	$10.96484	$10.84239	0
2012	$10.84239	$12.46994	0
2013	$12.46994	$17.13400	0
2014	$17.13400	$18.19193	621
2015	$18.19193	$19.66244	589
2016	$19.66244	$19.28494	553
2017	$19.28494	$25.55767	523
2018	$25.55767	$25.34340	493
T. Rowe Price Equity Income Portfolio - II
2009	$8.04225	$9.82619	0
2010	$9.82619	$10.99878	0
2011	$10.99878	$10.62045	0
2012	$10.62045	$12.11281	0
2013	$12.11281	$15.29087	0
2014	$15.29087	$15.97577	0
2015	$15.97577	$14.47694	0
2016	$14.47694	$16.78620	0
2017	$16.78620	$18.95452	0
2018	$18.95452	$16.69821	0
VanEck VIP Emerging Markets Fund - Initial Class
2009	$9.68311	$20.13718	0
2010	$20.13718	$24.91709	0
2011	$24.91709	$18.05091	0
2012	$18.05091	$22.85638	0
2013	$22.85638	$24.97659	0
2014	$24.97659	$24.26339	218
2015	$24.26339	$20.35670	207
2016	$20.35670	$19.87972	194
2017	$19.87972	$29.29606	184
2018	$29.29606	$21.86636	173
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$16.50757	$25.36794	0
2010	$25.36794	$31.98199	0
2011	$31.98199	$26.06684	0
2012	$26.06684	$26.28755	0
2013	$26.28755	$28.34477	0
2014	$28.34477	$22.36728	0
2015	$22.36728	$14.52063	0
2016	$14.52063	$20.35788	0
2017	$20.35788	$19.52571	0
2018	$19.52571	$13.66125	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.66945	$11.58547	0
2010	$11.58547	$12.96259	0
2011	$12.96259	$12.80651	0
2012	$12.80651	$14.75008	0
2013	$14.75008	$15.26029	0
2014	$15.26029	$14.66167	0
2015	$14.66167	$13.43299	0
2016	$13.43299	$15.11743	0
2017	$15.11743	$15.99289	0
2018	$15.99289	$14.95185	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.35% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
with MAV (& with/without SPB and with/without ABR)
Mortality & Expense = 1.65

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.39267	$13.90597	22,452
2010	$13.90597	$15.52458	29,196
2011	$15.52458	$15.15780	23,513
2012	$15.15780	$17.55635	20,206
2013	$17.55635	$23.25027	18,088
2014	$23.25027	$25.91501	7,818
2015	$25.91501	$26.96730	5,942
2016	$26.96730	$26.55513	5,552
2017	$26.55513	$34.11354	5,479
2018	$34.11354	$33.39177	4,348
Alger Large Cap Growth Portfolio - Class S
2009	$7.06181	$10.21655	49,698
2010	$10.21655	$11.33339	42,857
2011	$11.33339	$11.05054	39,726
2012	$11.05054	$11.87486	21,924
2013	$11.87486	$15.70110	11,897
2014	$15.70110	$17.05541	10,366
2015	$17.05541	$16.98364	7,527
2016	$16.98364	$16.48642	6,933
2017	$16.48642	$20.72824	5,155
2018	$20.72824	$20.71640	4,191
Alger Mid Cap Growth Portfolio - Class S
2009	$6.47416	$9.62481	106,835
2010	$9.62481	$11.24218	92,270
2011	$11.24218	$10.09688	70,244
2012	$10.09688	$11.47635	56,056
2013	$11.47635	$15.26748	39,334
2014	$15.26748	$16.13779	30,604
2015	$16.13779	$15.55504	24,899
2016	$15.55504	$15.35735	19,777
2017	$15.35735	$19.49389	16,392
2018	$19.49389	$17.66065	11,398
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.14889	$7.52144	7,613
2010	$7.52144	$8.08929	6,102
2011	$8.08929	$8.34166	3,539
2012	$8.34166	$9.54799	2,722
2013	$9.54799	$12.41756	1,991
2014	$12.41756	$13.62874	12,116
2015	$13.62874	$13.00621	7,138
2016	$13.00621	$14.44065	6,588
2017	$14.44065	$16.29454	4,668
2018	$16.29454	$14.58816	1,244

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.63508	$10.92410	19,610
2010	$10.92410	$12.23173	21,404
2011	$12.23173	$11.67970	17,255
2012	$11.67970	$12.87883	16,332
2013	$12.87883	$14.59444	15,567
2014	$14.59444	$15.13319	9,836
2015	$15.13319	$14.85940	8,265
2016	$14.85940	$15.01465	7,753
2017	$15.01465	$16.78096	5,137
2018	$16.78096	$15.56112	4,862
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$9.23904	$12.29694	197,992
2010	$12.29694	$14.12699	193,856
2011	$14.12699	$13.49381	163,474
2012	$13.49381	$15.39695	136,469
2013	$15.39695	$19.81009	91,752
2014	$19.81009	$21.73181	55,356
2015	$21.73181	$21.44019	35,719
2016	$21.44019	$22.69446	29,311
2017	$22.69446	$27.11356	24,304
2018	$27.11356	$24.86936	21,303
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.37923	$9.41669	176,246
2010	$9.41669	$10.63217	166,421
2011	$10.63217	$10.51490	132,778
2012	$10.51490	$12.09235	104,701
2013	$12.09235	$15.18696	80,078
2014	$15.18696	$16.18644	60,727
2015	$16.18644	$15.22911	47,460
2016	$15.22911	$17.61325	38,135
2017	$17.61325	$19.49613	28,240
2018	$19.49613	$17.51901	23,024
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.95056	45,224
2017	$9.95056	$9.84335	44,209
2018	$9.84335	$9.83057	35,895
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.72996	$10.59221	330,590
2010	$10.59221	$10.41444	345,093
2011	$10.41444	$10.23371	271,025
2012	$10.23371	$10.05514	248,158
2013	$10.05514	$9.88016	223,808
2014	$9.88016	$9.70823	163,995
2015	$9.70823	$9.53929	123,407
2016	$9.53929	$9.37410	118,502
2017	$9.37410	$9.25008	89,846
2018	$9.25008	$9.21496	75,361

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.83297	$8.59080	43,558
2010	$8.59080	$10.45469	41,586
2011	$10.45469	$10.26876	37,333
2012	$10.26876	$11.54172	26,432
2013	$11.54172	$15.42223	14,063
2014	$15.42223	$16.82108	10,381
2015	$16.82108	$17.66778	7,903
2016	$17.66778	$17.45491	7,485
2017	$17.45491	$23.12279	4,308
2018	$23.12279	$22.61920	4,343
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.90087	$9.80423	289,768
2010	$9.80423	$11.05161	266,880
2011	$11.05161	$11.05233	229,370
2012	$11.05233	$12.55585	204,634
2013	$12.55585	$16.27260	163,917
2014	$16.27260	$18.11237	108,656
2015	$18.11237	$17.98804	84,934
2016	$17.98804	$19.72112	75,837
2017	$19.72112	$23.52628	60,596
2018	$23.52628	$22.02037	48,099
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$10.11152	$11.47141	249,244
2010	$11.47141	$12.12139	233,054
2011	$12.12139	$12.74774	153,417
2012	$12.74774	$13.22596	351,936
2013	$13.22596	$12.72581	127,436
2014	$12.72581	$13.20551	98,071
2015	$13.20551	$12.86417	61,605
2016	$12.86417	$13.20565	55,573
2017	$13.20565	$13.49383	43,954
2018	$13.49383	$13.15294	39,714
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$9.31237	$11.54839	184,028
2010	$11.54839	$12.80215	167,026
2011	$12.80215	$10.39730	170,700
2012	$10.39730	$12.29660	144,551
2013	$12.29660	$15.72611	107,359
2014	$15.72611	$14.16892	89,816
2015	$14.16892	$14.37985	53,125
2016	$14.37985	$13.38453	46,134
2017	$13.38453	$17.09561	37,362
2018	$17.09561	$14.26684	37,297
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.71422	28,713
2016	$8.71422	$9.72068	24,739
2017	$9.72068	$10.60885	19,292
2018	$10.60885	$9.33270	18,972

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$9.06578	$11.33826	17,744
2010	$11.33826	$12.38861	16,761
2011	$12.38861	$11.37344	16,594
2012	$11.37344	$11.66907	11,384
2013	$11.66907	$13.46644	10,162
2014	$13.46644	$13.60055	6,353
2015	$13.60055	$13.53093	2,048
2016	$13.53093	$13.38189	1,933
2017	$13.38189	$15.10208	1,375
2018	$15.10208	$12.91797	1,382
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$9.43704	6,175
2013	$9.43704	$12.96181	4,767
2014	$12.96181	$13.77525	3,431
2015	$13.77525	$14.17708	3,160
2016	$14.17708	$14.21061	2,741
2017	$14.21061	$17.73732	2,254
2018	$17.73732	$16.74838	2,227
Invesco V.I. Core Equity Fund - Series II
2009	$7.81417	$9.82576	45,910
2010	$9.82576	$10.54680	42,510
2011	$10.54680	$10.33218	38,329
2012	$10.33218	$11.53286	31,918
2013	$11.53286	$14.60985	24,560
2014	$14.60985	$15.48047	19,787
2015	$15.48047	$14.29654	8,429
2016	$14.29654	$15.45447	7,259
2017	$15.45447	$17.14100	7,232
2018	$17.14100	$15.22194	6,697
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.82853	34,192
2012	$11.82853	$11.87885	30,285
2013	$11.87885	$11.33784	23,247
2014	$11.33784	$11.57178	22,373
2015	$11.57178	$11.37623	13,644
2016	$11.37623	$11.28968	13,352
2017	$11.28968	$11.28405	6,818
2018	$11.28405	$11.11892	5,593
Invesco V.I. Growth and Income Fund - Series II
2009	$9.09922	$11.09532	222,943
2010	$11.09532	$12.23033	209,080
2011	$12.23033	$11.74494	190,188
2012	$11.74494	$13.19453	165,996
2013	$13.19453	$17.34130	116,844
2014	$17.34130	$18.73569	86,664
2015	$18.73569	$17.79794	65,487
2016	$17.79794	$20.88509	50,818
2017	$20.88509	$23.40229	42,947
2018	$23.40229	$19.86694	36,907

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.46565	$12.07653	92,925
2010	$12.07653	$13.50017	86,699
2011	$13.50017	$12.40163	83,648
2012	$12.40163	$13.47796	78,512
2013	$13.47796	$17.01146	51,898
2014	$17.01146	$17.41065	26,029
2015	$17.41065	$16.37369	16,449
2016	$16.37369	$18.20554	14,302
2017	$18.20554	$20.51005	12,917
2018	$20.51005	$17.81304	12,127
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.51899	$11.55200	21,261
2010	$11.55200	$14.44561	21,016
2011	$14.44561	$12.86471	23,963
2012	$12.86471	$14.10858	22,185
2013	$14.10858	$18.93568	15,116
2014	$18.93568	$20.03529	10,134
2015	$20.03529	$19.88973	7,781
2016	$19.88973	$19.65446	6,787
2017	$19.65446	$23.58868	6,638
2018	$23.58868	$21.81368	5,878
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.79054	$8.40518	53,501
2010	$8.40518	$8.83171	53,025
2011	$8.83171	$8.38284	42,814
2012	$8.38284	$9.68987	32,632
2013	$9.68987	$12.68793	22,628
2014	$12.68793	$13.26192	11,534
2015	$13.26192	$11.64141	9,304
2016	$11.64141	$13.48819	8,440
2017	$13.48819	$15.53692	6,906
2018	$15.53692	$12.31090	7,134
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.85495	$13.39341	50,643
2010	$13.39341	$14.22761	47,831
2011	$14.22761	$14.16858	47,149
2012	$14.16858	$15.78187	25,256
2013	$15.78187	$18.57633	20,438
2014	$18.57633	$19.75486	20,396
2015	$19.75486	$19.48882	15,947
2016	$19.48882	$19.97661	8,593
2017	$19.97661	$23.18881	5,144
2018	$23.18881	$22.88060	3,387
Janus Henderson Forty Portfolio - Service Shares
2009	$9.96924	$14.30194	26,786
2010	$14.30194	$14.96226	22,004
2011	$14.96226	$13.68042	21,433
2012	$13.68042	$16.64723	19,353
2013	$16.64723	$21.40776	13,307
2014	$21.40776	$22.81417	8,512
2015	$22.81417	$25.09070	6,247
2016	$25.09070	$25.13168	5,886
2017	$25.13168	$32.10190	3,776
2018	$32.10190	$32.08120	3,413

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$10.26329	$13.40323	117,027
2010	$13.40323	$15.19212	114,662
2011	$15.19212	$14.48168	102,207
2012	$14.48168	$15.76310	79,777
2013	$15.76310	$19.48449	58,257
2014	$19.48449	$20.75905	44,511
2015	$20.75905	$19.64309	22,536
2016	$19.64309	$22.92167	17,467
2017	$22.92167	$25.59312	13,688
2018	$25.59312	$21.66927	12,438
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.93377	$12.19923	47,953
2010	$12.19923	$14.98456	51,585
2011	$14.98456	$9.96154	47,273
2012	$9.96154	$11.07677	34,411
2013	$11.07677	$12.43723	18,513
2014	$12.43723	$10.74075	12,717
2015	$10.74075	$9.62360	10,702
2016	$9.62360	$8.82139	9,644
2017	$8.82139	$11.33808	9,181
2018	$11.33808	$9.45314	2,836
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$17.67869	30,252
2016	$17.67869	$18.38491	29,087
2017	$18.38491	$23.14157	19,955
2018	$23.14157	$22.86678	16,881
MFS® Investors Trust Series - Service Class
2009	$8.88905	$11.05292	16,994
2010	$11.05292	$12.04114	18,853
2011	$12.04114	$11.54478	12,704
2012	$11.54478	$13.47835	8,839
2013	$13.47835	$17.44556	5,369
2014	$17.44556	$18.97613	4,933
2015	$18.97613	$18.63534	4,440
2016	$18.63534	$19.83269	4,421
2017	$19.83269	$23.97533	1,803
2018	$23.97533	$22.21052	1,802
MFS® New Discovery Series - Service Class
2009	$6.77182	$10.83971	29,122
2010	$10.83971	$14.47791	26,541
2011	$14.47791	$12.73220	23,878
2012	$12.73220	$15.12298	20,157
2013	$15.12298	$20.98293	11,392
2014	$20.98293	$19.07060	6,916
2015	$19.07060	$18.33479	6,476
2016	$18.33479	$19.59989	5,858
2017	$19.59989	$24.33019	4,814
2018	$24.33019	$23.49309	3,082

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$9.25617	$10.70609	125,107
2010	$10.70609	$11.53210	120,723
2011	$11.53210	$11.51033	73,746
2012	$11.51033	$12.54490	55,434
2013	$12.54490	$14.63500	35,650
2014	$14.63500	$15.56320	27,219
2015	$15.56320	$15.20223	21,991
2016	$15.20223	$16.25367	19,034
2017	$16.25367	$17.89141	17,486
2018	$17.89141	$16.54571	9,491
MFS® Value Series - Service Class
2009	$9.63178	$11.58783	25,428
2010	$11.58783	$12.66218	23,947
2011	$12.66218	$12.38301	16,913
2012	$12.38301	$14.09806	10,831
2013	$14.09806	$18.78202	6,149
2014	$18.78202	$20.33603	5,638
2015	$20.33603	$19.79353	5,502
2016	$19.79353	$22.12728	3,829
2017	$22.12728	$25.51426	3,478
2018	$25.51426	$22.47076	2,815
MFS® VIT II High Yield - Service Class
2013	$10.00000	$15.44479	26,625
2014	$15.44479	$15.55898	25,068
2015	$15.55898	$14.61071	23,137
2016	$14.61071	$16.31463	22,180
2017	$16.31463	$17.04222	17,430
2018	$17.04222	$16.20098	12,476
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.12111	$11.55441	21,092
2010	$11.55441	$13.91928	18,965
2011	$13.91928	$13.26035	14,589
2012	$13.26035	$14.85857	9,314
2013	$14.85857	$21.56573	8,944
2014	$21.56573	$22.47846	4,790
2015	$22.47846	$24.72830	1,931
2016	$24.72830	$23.82970	1,829
2017	$23.82970	$33.44196	1,594
2018	$33.44196	$35.25323	1,630
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.82768	$12.40680	139,134
2010	$12.40680	$15.78929	121,311
2011	$15.78929	$16.39194	112,671
2012	$16.39194	$18.62022	89,357
2013	$18.62022	$18.61486	70,954
2014	$18.61486	$23.67122	36,963
2015	$23.67122	$23.70407	25,606
2016	$23.70407	$24.81550	23,087
2017	$24.81550	$25.08330	18,956
2018	$25.08330	$22.67953	17,863

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$6.13191	$7.96819	30,458
2010	$7.96819	$9.95534	32,693
2011	$9.95534	$9.86325	29,826
2012	$9.86325	$11.25668	26,266
2013	$11.25668	$14.99984	21,145
2014	$14.99984	$15.55149	10,244
2015	$15.55149	$16.24921	9,460
2016	$16.24921	$16.29758	8,993
2017	$16.29758	$20.57071	8,169
2018	$20.57071	$18.93590	9,613
Oppenheimer Global Fund/VA - Service Shares
2009	$8.95998	$12.26763	131,705
2010	$12.26763	$13.94583	127,950
2011	$13.94583	$12.53380	114,768
2012	$12.53380	$14.89386	56,169
2013	$14.89386	$18.58302	40,726
2014	$18.58302	$18.63319	22,695
2015	$18.63319	$18.97941	16,400
2016	$18.97941	$18.61888	14,968
2017	$18.61888	$24.93975	12,722
2018	$24.93975	$21.22068	11,680
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$8.08433	$10.87237	248,792
2010	$10.87237	$13.14519	221,830
2011	$13.14519	$12.60782	235,673
2012	$12.60782	$14.57544	119,448
2013	$14.57544	$20.13800	79,995
2014	$20.13800	$22.09153	59,119
2015	$22.09153	$20.38224	43,446
2016	$20.38224	$23.56570	31,339
2017	$23.56570	$26.37671	25,411
2018	$26.37671	$23.18317	21,988
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.47694	$11.90265	108,436
2010	$11.90265	$12.68838	111,801
2011	$12.68838	$13.31032	106,187
2012	$13.31032	$14.49541	88,426
2013	$14.49541	$14.31317	69,217
2014	$14.31317	$15.63205	43,059
2015	$15.63205	$15.40335	32,066
2016	$15.40335	$16.11466	30,665
2017	$16.11466	$16.27174	26,060
2018	$16.27174	$16.32559	21,575
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.40555	$12.10409	187,838
2010	$12.10409	$12.85689	171,279
2011	$12.85689	$14.10724	141,145
2012	$14.10724	$15.07320	121,203
2013	$15.07320	$13.44426	109,484
2014	$13.44426	$13.61734	83,941
2015	$13.61734	$13.01711	71,137
2016	$13.01711	$13.45436	60,409
2017	$13.45436	$13.70324	51,332
2018	$13.70324	$13.16570	42,586

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.57911	$12.97747	475,997
2010	$12.97747	$13.78535	402,031
2011	$13.78535	$14.03379	349,028
2012	$14.03379	$15.11000	283,603
2013	$15.11000	$14.55439	177,175
2014	$14.55439	$14.91145	133,606
2015	$14.91145	$14.71623	102,384
2016	$14.71623	$14.84643	86,177
2017	$14.84643	$15.30506	67,931
2018	$15.30506	$14.95674	56,643
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.25569	$10.10797	226,097
2010	$10.10797	$11.52026	203,662
2011	$11.52026	$11.47317	175,198
2012	$11.47317	$13.29028	158,013
2013	$13.29028	$18.39209	114,730
2014	$18.39209	$19.66783	80,667
2015	$19.66783	$21.41015	51,445
2016	$21.41015	$21.14936	48,982
2017	$21.14936	$28.22679	36,343
2018	$28.22679	$28.18944	32,524
T. Rowe Price Equity Income Portfolio - II
2009	$8.32971	$10.25046	406,692
2010	$10.25046	$11.55593	373,229
2011	$11.55593	$11.23835	363,917
2012	$11.23835	$12.90972	259,516
2013	$12.90972	$16.41374	193,399
2014	$16.41374	$17.27199	126,407
2015	$17.27199	$15.76390	92,645
2016	$15.76390	$18.40919	80,096
2017	$18.40919	$20.93431	59,760
2018	$20.93431	$18.57367	49,479
VanEck VIP Emerging Markets Fund - Initial Class
2009	$10.02926	$21.00640	28,022
2010	$21.00640	$26.17881	23,635
2011	$26.17881	$19.10101	22,136
2012	$19.10101	$24.35989	14,009
2013	$24.35989	$26.81053	11,250
2014	$26.81053	$26.23196	6,430
2015	$26.23196	$22.16644	4,452
2016	$22.16644	$21.80195	3,834
2017	$21.80195	$32.35594	2,819
2018	$32.35594	$24.32242	2,797
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$17.09741	$26.46298	31,574
2010	$26.46298	$33.60163	20,755
2011	$33.60163	$27.58327	18,145
2012	$27.58327	$28.01698	14,700
2013	$28.01698	$30.42633	9,498
2014	$30.42633	$24.18254	6,305
2015	$24.18254	$15.81206	2,833
2016	$15.81206	$22.32703	7,254
2017	$22.32703	$21.56599	7,012
2018	$21.56599	$15.19633	6,244

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.94351	$12.08544	154,618
2010	$12.08544	$13.61897	138,393
2011	$13.61897	$13.55129	108,833
2012	$13.55129	$15.72012	92,192
2013	$15.72012	$16.38059	75,251
2014	$16.38059	$15.85098	55,204
2015	$15.85098	$14.62690	40,614
2016	$14.62690	$16.57880	34,829
2017	$16.57880	$17.66308	28,806
2018	$17.66308	$16.63088	24,780
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
with EEDB 0-70 (& with/without SPB and with/without ABR)
Mortality & Expense = 1.70

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.36922	$13.86420	8,797
2010	$13.86420	$15.47008	4,945
2011	$15.47008	$15.09692	2,846
2012	$15.09692	$17.47693	2,301
2013	$17.47693	$23.13332	1,926
2014	$23.13332	$25.77154	1,300
2015	$25.77154	$26.80437	1,422
2016	$26.80437	$26.38127	331
2017	$26.38127	$33.87319	331
2018	$33.87319	$33.13977	330
Alger Large Cap Growth Portfolio - Class S
2009	$7.04416	$10.18583	15,504
2010	$10.18583	$11.29357	14,306
2011	$11.29357	$11.00612	13,568
2012	$11.00612	$11.82108	12,190
2013	$11.82108	$15.62203	10,963
2014	$15.62203	$16.96088	10,450
2015	$16.96088	$16.88091	10,560
2016	$16.88091	$16.37839	9,142
2017	$16.37839	$20.58208	6,532
2018	$20.58208	$20.55993	4,772
Alger Mid Cap Growth Portfolio - Class S
2009	$6.45799	$9.59590	15,709
2010	$9.59590	$11.20270	14,156
2011	$11.20270	$10.05631	12,397
2012	$10.05631	$11.42440	6,470
2013	$11.42440	$15.19065	4,773
2014	$15.19065	$16.04842	3,896
2015	$16.04842	$15.46101	3,847
2016	$15.46101	$15.25677	3,202
2017	$15.25677	$19.35649	2,726
2018	$19.35649	$17.52730	2,695
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.14362	$7.51117	4,311
2010	$7.51117	$8.07414	3,403
2011	$8.07414	$8.32181	4,149
2012	$8.32181	$9.52040	3,911
2013	$9.52040	$12.37539	2,511
2014	$12.37539	$13.57553	2,540
2015	$13.57553	$12.94884	1,521
2016	$12.94884	$14.36966	1,215
2017	$14.36966	$16.20630	1,006
2018	$16.20630	$14.50185	952

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.61352	$10.89128	13,118
2010	$10.89128	$12.18877	8,427
2011	$12.18877	$11.63278	8,191
2012	$11.63278	$12.82055	10,063
2013	$12.82055	$14.52102	7,851
2014	$14.52102	$15.04940	6,124
2015	$15.04940	$14.76959	5,606
2016	$14.76959	$14.91633	4,416
2017	$14.91633	$16.66271	4,331
2018	$16.66271	$15.44366	4,298
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$9.21598	$12.26000	81,493
2010	$12.26000	$14.07739	53,895
2011	$14.07739	$13.43961	45,208
2012	$13.43961	$15.32729	37,230
2013	$15.32729	$19.71044	24,831
2014	$19.71044	$21.61149	23,735
2015	$21.61149	$21.31064	20,812
2016	$21.31064	$22.54589	11,853
2017	$22.54589	$26.92255	9,566
2018	$26.92255	$24.68169	9,047
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.36081	$9.38841	75,431
2010	$9.38841	$10.59485	78,583
2011	$10.59485	$10.47266	57,292
2012	$10.47266	$12.03763	60,518
2013	$12.03763	$15.11056	52,689
2014	$15.11056	$16.09682	45,304
2015	$16.09682	$15.13709	45,292
2016	$15.13709	$17.49793	31,625
2017	$17.49793	$19.35877	22,120
2018	$19.35877	$17.38680	16,220
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.94890	23,258
2017	$9.94890	$9.83676	28,619
2018	$9.83676	$9.81903	30,469
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.70316	$10.56038	204,879
2010	$10.56038	$10.37786	115,332
2011	$10.37786	$10.19259	105,038
2012	$10.19259	$10.00963	93,580
2013	$10.00963	$9.83044	99,838
2014	$9.83044	$9.65446	58,641
2015	$9.65446	$9.48163	39,320
2016	$9.48163	$9.31271	78,984
2017	$9.31271	$9.18489	19,303
2018	$9.18489	$9.14540	11,292

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.81590	$8.56498	57,607
2010	$8.56498	$10.41798	58,821
2011	$10.41798	$10.22752	39,731
2012	$10.22752	$11.48950	48,616
2013	$11.48950	$15.34465	38,482
2014	$15.34465	$16.72795	42,969
2015	$16.72795	$17.56102	34,065
2016	$17.56102	$17.34062	29,697
2017	$17.34062	$22.95987	17,301
2018	$22.95987	$22.44849	12,242
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.88116	$9.77479	188,699
2010	$9.77479	$11.01284	186,215
2011	$11.01284	$11.00797	112,062
2012	$11.00797	$12.49909	96,761
2013	$12.49909	$16.19079	101,931
2014	$16.19079	$18.01214	85,546
2015	$18.01214	$17.87939	77,986
2016	$17.87939	$19.59207	67,115
2017	$19.59207	$23.36061	51,883
2018	$23.36061	$21.85426	47,003
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$10.08631	$11.43698	109,299
2010	$11.43698	$12.07887	73,245
2011	$12.07887	$12.69658	52,851
2012	$12.69658	$13.16614	43,691
2013	$13.16614	$12.66180	32,645
2014	$12.66180	$13.13242	22,768
2015	$13.13242	$12.78645	14,698
2016	$12.78645	$13.11921	8,832
2017	$13.11921	$13.39876	7,184
2018	$13.39876	$13.05369	6,485
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$9.28911	$11.51367	59,741
2010	$11.51367	$12.75715	48,418
2011	$12.75715	$10.35549	44,346
2012	$10.35549	$12.24091	53,374
2013	$12.24091	$15.64692	46,559
2014	$15.64692	$14.09040	44,726
2015	$14.09040	$14.29288	30,202
2016	$14.29288	$13.29683	27,327
2017	$13.29683	$16.97507	18,055
2018	$16.97507	$14.15909	16,666
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.71126	1,711
2016	$8.71126	$9.71244	1,796
2017	$9.71244	$10.59453	1,512
2018	$10.59453	$9.31540	2,506

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$9.04315	$11.30420	13,289
2010	$11.30420	$12.34513	12,260
2011	$12.34513	$11.32776	12,101
2012	$11.32776	$11.61627	11,965
2013	$11.61627	$13.39870	1,459
2014	$13.39870	$13.52524	864
2015	$13.52524	$13.44917	326
2016	$13.44917	$13.29427	297
2017	$13.29427	$14.99566	296
2018	$14.99566	$12.82046	296
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$9.39434	5,393
2013	$9.39434	$12.89660	3,297
2014	$12.89660	$13.69898	3,048
2015	$13.69898	$14.09140	2,831
2016	$14.09140	$14.11756	2,282
2017	$14.11756	$17.61235	1,289
2018	$17.61235	$16.62199	609
Invesco V.I. Core Equity Fund - Series II
2009	$7.80353	$9.80739	16,715
2010	$9.80739	$10.52172	14,055
2011	$10.52172	$10.30238	12,208
2012	$10.30238	$11.49372	11,510
2013	$11.49372	$14.55286	8,377
2014	$14.55286	$15.41224	8,069
2015	$15.41224	$14.22628	8,177
2016	$14.22628	$15.37071	3,077
2017	$15.37071	$17.03954	2,038
2018	$17.03954	$15.12421	2,067
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.78104	12,345
2012	$11.78104	$11.82513	7,815
2013	$11.82513	$11.28082	9,571
2014	$11.28082	$11.50774	7,672
2015	$11.50774	$11.30749	6,961
2016	$11.30749	$11.21578	4,981
2017	$11.21578	$11.20456	4,601
2018	$11.20456	$11.03501	3,279
Invesco V.I. Growth and Income Fund - Series II
2009	$9.07648	$11.06197	31,070
2010	$11.06197	$12.18739	27,922
2011	$12.18739	$11.69777	24,168
2012	$11.69777	$13.13483	22,503
2013	$13.13483	$17.25406	19,862
2014	$17.25406	$18.63196	12,486
2015	$18.63196	$17.69040	15,920
2016	$17.69040	$20.74835	6,367
2017	$20.74835	$23.23741	4,818
2018	$23.23741	$19.71701	4,947

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.44200	$12.04023	23,028
2010	$12.04023	$13.45274	21,748
2011	$13.45274	$12.35177	22,611
2012	$12.35177	$13.41693	17,790
2013	$13.41693	$16.92581	16,032
2014	$16.92581	$17.31418	14,497
2015	$17.31418	$16.27467	13,712
2016	$16.27467	$18.08627	10,510
2017	$18.08627	$20.36545	8,858
2018	$20.36545	$17.67852	7,663
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.50021	$11.51728	10,158
2010	$11.51728	$14.39487	7,082
2011	$14.39487	$12.81301	6,034
2012	$12.81301	$14.04470	6,076
2013	$14.04470	$18.84038	4,784
2014	$18.84038	$19.92430	3,162
2015	$19.92430	$19.76948	1,652
2016	$19.76948	$19.52571	1,030
2017	$19.52571	$23.42239	1,570
2018	$23.42239	$21.64897	986
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.77609	$8.37994	17,395
2010	$8.37994	$8.80070	15,645
2011	$8.80070	$8.34916	12,474
2012	$8.34916	$9.64602	7,102
2013	$9.64602	$12.62409	6,070
2014	$12.62409	$13.18848	4,517
2015	$13.18848	$11.57104	3,652
2016	$11.57104	$13.39986	3,345
2017	$13.39986	$15.42742	2,656
2018	$15.42742	$12.21796	2,355
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.82785	$13.35321	19,202
2010	$13.35321	$14.17770	20,105
2011	$14.17770	$14.11171	18,228
2012	$14.11171	$15.71051	10,712
2013	$15.71051	$18.48294	8,198
2014	$18.48294	$19.64555	6,363
2015	$19.64555	$19.37113	4,798
2016	$19.37113	$19.84592	2,684
2017	$19.84592	$23.02553	2,377
2018	$23.02553	$22.70801	2,175
Janus Henderson Forty Portfolio - Service Shares
2009	$9.94433	$14.25896	12,938
2010	$14.25896	$14.90971	10,052
2011	$14.90971	$13.62545	8,840
2012	$13.62545	$16.57189	7,253
2013	$16.57189	$21.30004	5,800
2014	$21.30004	$22.68783	3,321
2015	$22.68783	$24.93906	2,507
2016	$24.93906	$24.96711	2,019
2017	$24.96711	$31.87569	1,637
2018	$31.87569	$31.83904	1,607

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$10.23768	$13.36298	30,080
2010	$13.36298	$15.13879	24,624
2011	$15.13879	$14.42352	21,913
2012	$14.42352	$15.69179	16,678
2013	$15.69179	$19.38649	14,698
2014	$19.38649	$20.64413	8,246
2015	$20.64413	$19.52442	6,864
2016	$19.52442	$22.77163	4,078
2017	$22.77163	$25.41282	3,697
2018	$25.41282	$21.50574	2,649
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.91646	$12.16259	7,507
2010	$12.16259	$14.93197	5,973
2011	$14.93197	$9.92154	5,705
2012	$9.92154	$11.02666	6,067
2013	$11.02666	$12.37466	3,622
2014	$12.37466	$10.68128	1,555
2015	$10.68128	$9.56543	1,088
2016	$9.56543	$8.76361	851
2017	$8.76361	$11.25817	797
2018	$11.25817	$9.38177	770
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$17.57185	5,959
2016	$17.57185	$18.26452	3,986
2017	$18.26452	$22.97851	1,284
2018	$22.97851	$22.69419	1,046
MFS® Investors Trust Series - Service Class
2009	$8.86686	$11.01972	3,217
2010	$11.01972	$11.99887	1,719
2011	$11.99887	$11.49841	3,714
2012	$11.49841	$13.41738	3,388
2013	$13.41738	$17.35780	3,108
2014	$17.35780	$18.87108	2,607
2015	$18.87108	$18.52274	2,415
2016	$18.52274	$19.70286	2,086
2017	$19.70286	$23.80642	1,895
2018	$23.80642	$22.04289	1,732
MFS® New Discovery Series - Service Class
2009	$6.75490	$10.80713	13,125
2010	$10.80713	$14.42707	9,230
2011	$14.42707	$12.68105	8,946
2012	$12.68105	$15.05454	7,889
2013	$15.05454	$20.87736	4,629
2014	$20.87736	$18.96499	3,804
2015	$18.96499	$18.22397	5,636
2016	$18.22397	$19.47155	5,341
2017	$19.47155	$24.15875	5,331
2018	$24.15875	$23.31577	5,056

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$9.23307	$10.67394	20,112
2010	$10.67394	$11.49163	13,332
2011	$11.49163	$11.46410	13,081
2012	$11.46410	$12.48813	11,293
2013	$12.48813	$14.56137	9,152
2014	$14.56137	$15.47701	7,803
2015	$15.47701	$15.11035	4,680
2016	$15.11035	$16.14725	3,407
2017	$16.14725	$17.76535	2,707
2018	$17.76535	$16.42082	2,653
MFS® Value Series - Service Class
2009	$9.60774	$11.55303	3,502
2010	$11.55303	$12.61773	2,399
2011	$12.61773	$12.33328	2,554
2012	$12.33328	$14.03428	2,402
2013	$14.03428	$18.68755	2,381
2014	$18.68755	$20.22346	1,921
2015	$20.22346	$19.67394	923
2016	$19.67394	$21.98243	533
2017	$21.98243	$25.33452	435
2018	$25.33452	$22.30118	346
MFS® VIT II High Yield - Service Class
2013	$10.00000	$15.36705	4,159
2014	$15.36705	$15.47279	4,685
2015	$15.47279	$14.52237	3,448
2016	$14.52237	$16.20776	2,284
2017	$16.20776	$16.92209	2,124
2018	$16.92209	$16.07866	2,094
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.10331	$11.51970	5,504
2010	$11.51970	$13.87041	4,539
2011	$13.87041	$13.20708	4,772
2012	$13.20708	$14.79133	4,328
2013	$14.79133	$21.45723	3,807
2014	$21.45723	$22.35400	3,003
2015	$22.35400	$24.57887	1,744
2016	$24.57887	$23.67370	730
2017	$23.67370	$33.20635	729
2018	$33.20635	$34.98719	729
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.80313	$12.36949	39,348
2010	$12.36949	$15.73381	29,572
2011	$15.73381	$16.32605	27,469
2012	$16.32605	$18.53591	24,708
2013	$18.53591	$18.52115	21,474
2014	$18.52115	$23.54010	15,395
2015	$23.54010	$23.56078	11,583
2016	$23.56078	$24.65298	9,065
2017	$24.65298	$24.90651	9,053
2018	$24.90651	$22.50832	7,399

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$6.12044	$7.94925	8,703
2010	$7.94925	$9.92663	6,348
2011	$9.92663	$9.82981	7,146
2012	$9.82981	$11.21279	5,665
2013	$11.21279	$14.93375	3,682
2014	$14.93375	$15.47508	4,374
2015	$15.47508	$16.16116	2,520
2016	$16.16116	$16.20103	1,275
2017	$16.20103	$20.43859	923
2018	$20.43859	$18.80477	658
Oppenheimer Global Fund/VA - Service Shares
2009	$8.93761	$12.23076	44,368
2010	$12.23076	$13.89686	41,921
2011	$13.89686	$12.48343	32,097
2012	$12.48343	$14.82644	36,198
2013	$14.82644	$18.48949	32,092
2014	$18.48949	$18.52996	30,546
2015	$18.52996	$18.86465	26,022
2016	$18.86465	$18.49690	16,284
2017	$18.49690	$24.76392	8,248
2018	$24.76392	$21.06042	7,450
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$8.06413	$10.83968	31,176
2010	$10.83968	$13.09901	26,227
2011	$13.09901	$12.55715	21,911
2012	$12.55715	$14.50945	23,005
2013	$14.50945	$20.03663	19,793
2014	$20.03663	$21.96915	18,283
2015	$21.96915	$20.25900	15,722
2016	$20.25900	$23.41131	10,883
2017	$23.41131	$26.19075	8,342
2018	$26.19075	$23.00810	6,778
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.45079	$11.86692	25,316
2010	$11.86692	$12.64386	20,331
2011	$12.64386	$13.25689	16,521
2012	$13.25689	$14.42986	14,395
2013	$14.42986	$14.24118	12,784
2014	$14.24118	$15.54553	5,997
2015	$15.54553	$15.31029	4,556
2016	$15.31029	$16.00916	3,744
2017	$16.00916	$16.15710	3,298
2018	$16.15710	$16.20239	3,001
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.37958	$12.06775	32,397
2010	$12.06775	$12.81177	32,722
2011	$12.81177	$14.05061	20,871
2012	$14.05061	$15.00502	16,504
2013	$15.00502	$13.37664	14,113
2014	$13.37664	$13.54195	9,334
2015	$13.54195	$12.93846	6,186
2016	$12.93846	$13.36628	5,442
2017	$13.36628	$13.60670	4,417
2018	$13.60670	$13.06635	3,375

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.55025	$12.93854	93,450
2010	$12.93854	$13.73700	84,488
2011	$13.73700	$13.97748	122,070
2012	$13.97748	$15.04169	111,189
2013	$15.04169	$14.48121	49,016
2014	$14.48121	$14.82892	28,408
2015	$14.82892	$14.62733	25,235
2016	$14.62733	$14.74926	19,524
2017	$14.74926	$15.19725	15,969
2018	$15.19725	$14.84390	13,684
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.23756	$10.07759	50,583
2010	$10.07759	$11.47981	35,122
2011	$11.47981	$11.42708	29,928
2012	$11.42708	$13.23013	30,044
2013	$13.23013	$18.29954	22,612
2014	$18.29954	$19.55890	16,859
2015	$19.55890	$21.28074	12,660
2016	$21.28074	$21.01087	5,906
2017	$21.01087	$28.02791	3,493
2018	$28.02791	$27.97670	2,391
T. Rowe Price Equity Income Portfolio - II
2009	$8.30891	$10.21966	63,978
2010	$10.21966	$11.51533	56,769
2011	$11.51533	$11.19318	48,248
2012	$11.19318	$12.85127	37,818
2013	$12.85127	$16.33112	24,332
2014	$16.33112	$17.17631	14,093
2015	$17.17631	$15.66860	10,593
2016	$15.66860	$18.28863	7,376
2017	$18.28863	$20.78677	5,989
2018	$20.78677	$18.43346	5,889
VanEck VIP Emerging Markets Fund - Initial Class
2009	$10.00421	$20.94330	10,954
2010	$20.94330	$26.08693	7,376
2011	$26.08693	$19.02428	5,823
2012	$19.02428	$24.24968	5,143
2013	$24.24968	$26.67565	4,678
2014	$26.67565	$26.08670	2,040
2015	$26.08670	$22.03245	1,431
2016	$22.03245	$21.65916	1,281
2017	$21.65916	$32.12792	1,536
2018	$32.12792	$24.13880	1,527
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$17.05472	$26.38348	36,520
2010	$26.38348	$33.48365	30,164
2011	$33.48365	$27.47245	22,360
2012	$27.47245	$27.89019	21,376
2013	$27.89019	$30.27322	19,427
2014	$30.27322	$24.04858	17,441
2015	$24.04858	$15.71645	12,344
2016	$15.71645	$22.18076	15,845
2017	$22.18076	$21.41394	12,606
2018	$21.41394	$15.08154	10,438

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.92367	$12.04912	33,607
2010	$12.04912	$13.57115	22,444
2011	$13.57115	$13.49685	19,914
2012	$13.49685	$15.64899	13,535
2013	$15.64899	$16.29818	11,196
2014	$16.29818	$15.76321	8,819
2015	$15.76321	$14.53851	8,273
2016	$14.53851	$16.47024	4,444
2017	$16.47024	$17.53861	3,016
2018	$17.53861	$16.50535	2,834
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
with EPB (Annual Increase) (& with/without SPB and with/without ABR)
Mortality & Expense = 1.75

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.34582	$13.82255	4,975
2010	$13.82255	$15.41578	4,040
2011	$15.41578	$15.03629	3,580
2012	$15.03629	$17.39786	8,253
2013	$17.39786	$23.01694	4,978
2014	$23.01694	$25.62884	6,205
2015	$25.62884	$26.64235	8,564
2016	$26.64235	$26.20851	6,278
2017	$26.20851	$33.63448	4,438
2018	$33.63448	$32.88958	4,296
Alger Large Cap Growth Portfolio - Class S
2009	$7.02657	$10.15523	30,614
2010	$10.15523	$11.25391	27,194
2011	$11.25391	$10.96189	23,788
2012	$10.96189	$11.76758	24,530
2013	$11.76758	$15.54344	21,908
2014	$15.54344	$16.86696	7,838
2015	$16.86696	$16.77889	4,324
2016	$16.77889	$16.27113	8,062
2017	$16.27113	$20.43703	5,416
2018	$20.43703	$20.40471	5,383
Alger Mid Cap Growth Portfolio - Class S
2009	$6.44186	$9.56705	43,771
2010	$9.56705	$11.16335	43,072
2011	$11.16335	$10.01589	37,577
2012	$10.01589	$11.37268	36,740
2013	$11.37268	$15.11418	33,832
2014	$15.11418	$15.95949	25,974
2015	$15.95949	$15.36751	23,505
2016	$15.36751	$15.15679	23,543
2017	$15.15679	$19.21999	19,698
2018	$19.21999	$17.39490	19,456
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.13837	$7.50092	10,944
2010	$7.50092	$8.05901	8,251
2011	$8.05901	$8.30201	5,047
2012	$8.30201	$9.49290	3,871
2013	$9.49290	$12.33337	2,560
2014	$12.33337	$13.52255	6,818
2015	$13.52255	$12.89173	3,050
2016	$12.89173	$14.29903	2,899
2017	$14.29903	$16.11854	2,374
2018	$16.11854	$14.41603	1,978

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.59202	$10.85856	22,691
2010	$10.85856	$12.14597	10,745
2011	$12.14597	$11.58604	8,108
2012	$11.58604	$12.76253	8,191
2013	$12.76253	$14.44794	4,834
2014	$14.44794	$14.96606	3,301
2015	$14.96606	$14.68033	1,190
2016	$14.68033	$14.81865	1,070
2017	$14.81865	$16.54527	945
2018	$16.54527	$15.32706	644
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$9.19296	$12.22315	113,696
2010	$12.22315	$14.02794	99,234
2011	$14.02794	$13.38559	81,510
2012	$13.38559	$15.25789	60,208
2013	$15.25789	$19.61120	48,032
2014	$19.61120	$21.49174	31,061
2015	$21.49174	$21.18176	23,363
2016	$21.18176	$22.39815	18,953
2017	$22.39815	$26.73270	15,044
2018	$26.73270	$24.49526	13,391
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.34241	$9.36017	89,996
2010	$9.36017	$10.55761	82,161
2011	$10.55761	$10.43055	73,532
2012	$10.43055	$11.98312	65,430
2013	$11.98312	$15.03448	51,983
2014	$15.03448	$16.00764	34,923
2015	$16.00764	$15.04555	27,745
2016	$15.04555	$17.38329	21,336
2017	$17.38329	$19.22226	18,967
2018	$19.22226	$17.25546	18,039
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.94724	21,527
2017	$9.94724	$9.83018	15,308
2018	$9.83018	$9.80751	13,129
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.67642	$10.52864	375,156
2010	$10.52864	$10.34141	227,319
2011	$10.34141	$10.15162	175,503
2012	$10.15162	$9.96431	152,402
2013	$9.96431	$9.78095	96,860
2014	$9.78095	$9.60096	73,405
2015	$9.60096	$9.42428	63,074
2016	$9.42428	$9.25168	65,562
2017	$9.25168	$9.12012	57,436
2018	$9.12012	$9.07632	52,440

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.79887	$8.53924	38,566
2010	$8.53924	$10.38137	33,534
2011	$10.38137	$10.18640	28,785
2012	$10.18640	$11.43746	19,969
2013	$11.43746	$15.26739	21,459
2014	$15.26739	$16.63526	16,862
2015	$16.63526	$17.45483	8,713
2016	$17.45483	$17.22701	6,904
2017	$17.22701	$22.79799	4,499
2018	$22.79799	$22.27894	4,291
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.86146	$9.74541	125,207
2010	$9.74541	$10.97414	108,402
2011	$10.97414	$10.96372	105,183
2012	$10.96372	$12.44249	78,586
2013	$12.44249	$16.10927	56,844
2014	$16.10927	$17.91234	45,913
2015	$17.91234	$17.77129	35,540
2016	$17.77129	$19.46372	28,650
2017	$19.46372	$23.19591	16,689
2018	$23.19591	$21.68922	13,317
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$10.06108	$11.40258	75,570
2010	$11.40258	$12.03640	84,463
2011	$12.03640	$12.64551	95,471
2012	$12.64551	$13.10650	68,230
2013	$13.10650	$12.59803	52,859
2014	$12.59803	$13.05963	43,779
2015	$13.05963	$12.70910	34,848
2016	$12.70910	$13.03322	30,458
2017	$13.03322	$13.30425	23,080
2018	$13.30425	$12.95508	21,145
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$9.26590	$11.47907	90,321
2010	$11.47907	$12.71236	73,097
2011	$12.71236	$10.31387	58,688
2012	$10.31387	$12.18550	43,645
2013	$12.18550	$15.56818	33,111
2014	$15.56818	$14.01235	25,565
2015	$14.01235	$14.20647	20,357
2016	$14.20647	$13.20972	18,308
2017	$13.20972	$16.85540	6,314
2018	$16.85540	$14.05216	6,065
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.70829	10,255
2016	$8.70829	$9.70420	8,089
2017	$9.70420	$10.58022	3,980
2018	$10.58022	$9.29811	3,838

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$9.02054	$11.27021	6,618
2010	$11.27021	$12.30173	6,423
2011	$12.30173	$11.28221	5,282
2012	$11.28221	$11.56365	5,157
2013	$11.56365	$13.33121	5,252
2014	$13.33121	$13.45027	5,126
2015	$13.45027	$13.36780	4,962
2016	$13.36780	$13.20714	5,086
2017	$13.20714	$14.88990	1,437
2018	$14.88990	$12.72362	1,247
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$9.35178	8,170
2013	$9.35178	$12.83164	6,781
2014	$12.83164	$13.62304	3,102
2015	$13.62304	$14.00615	1,942
2016	$14.00615	$14.02502	1,546
2017	$14.02502	$17.48811	1,211
2018	$17.48811	$16.49638	650
Invesco V.I. Core Equity Fund - Series II
2009	$7.79288	$9.78902	22,275
2010	$9.78902	$10.49667	18,247
2011	$10.49667	$10.27263	11,937
2012	$10.27263	$11.45469	9,953
2013	$11.45469	$14.49606	8,453
2014	$14.49606	$15.34427	4,714
2015	$15.34427	$14.15633	4,495
2016	$14.15633	$15.28735	4,004
2017	$15.28735	$16.93861	2,013
2018	$16.93861	$15.02701	1,807
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.73371	36,077
2012	$11.73371	$11.77161	30,066
2013	$11.77161	$11.22405	25,380
2014	$11.22405	$11.44399	12,233
2015	$11.44399	$11.23914	11,464
2016	$11.23914	$11.14230	4,717
2017	$11.14230	$11.12556	4,107
2018	$11.12556	$10.95168	2,776
Invesco V.I. Growth and Income Fund - Series II
2009	$9.05382	$11.02874	80,792
2010	$11.02874	$12.14459	62,326
2011	$12.14459	$11.65077	54,832
2012	$11.65077	$13.07538	54,504
2013	$13.07538	$17.16721	40,785
2014	$17.16721	$18.52874	32,997
2015	$18.52874	$17.58342	24,556
2016	$17.58342	$20.61243	16,227
2017	$20.61243	$23.07358	9,183
2018	$23.07358	$19.56809	9,194

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.41843	$12.00404	41,895
2010	$12.00404	$13.40549	32,492
2011	$13.40549	$12.30214	27,704
2012	$12.30214	$13.35619	18,053
2013	$13.35619	$16.84063	13,092
2014	$16.84063	$17.21826	7,918
2015	$17.21826	$16.17628	5,350
2016	$16.17628	$17.96779	4,504
2017	$17.96779	$20.22187	2,136
2018	$20.22187	$17.54501	1,905
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.48146	$11.48265	5,418
2010	$11.48265	$14.34431	8,349
2011	$14.34431	$12.76151	7,157
2012	$12.76151	$13.98111	4,809
2013	$13.98111	$18.74554	6,979
2014	$18.74554	$19.81390	2,745
2015	$19.81390	$19.64992	2,304
2016	$19.64992	$19.39776	1,611
2017	$19.39776	$23.25723	464
2018	$23.25723	$21.48545	431
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.76164	$8.35472	44,712
2010	$8.35472	$8.76974	41,715
2011	$8.76974	$8.31556	38,709
2012	$8.31556	$9.60230	37,547
2013	$9.60230	$12.56048	23,200
2014	$12.56048	$13.11535	16,524
2015	$13.11535	$11.50102	9,023
2016	$11.50102	$13.31202	7,293
2017	$13.31202	$15.31858	5,044
2018	$15.31858	$12.12563	5,183
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.80081	$13.31308	27,947
2010	$13.31308	$14.12789	25,332
2011	$14.12789	$14.05498	27,275
2012	$14.05498	$15.63938	14,497
2013	$15.63938	$18.38989	11,055
2014	$18.38989	$19.53670	9,153
2015	$19.53670	$19.25399	6,679
2016	$19.25399	$19.71588	5,373
2017	$19.71588	$22.86318	5,010
2018	$22.86318	$22.53651	4,740
Janus Henderson Forty Portfolio - Service Shares
2009	$9.91948	$14.21608	28,128
2010	$14.21608	$14.85732	24,915
2011	$14.85732	$13.57068	21,691
2012	$13.57068	$16.49685	20,571
2013	$16.49685	$21.19278	16,015
2014	$21.19278	$22.56210	12,596
2015	$22.56210	$24.78823	13,278
2016	$24.78823	$24.80351	13,006
2017	$24.80351	$31.65091	9,583
2018	$31.65091	$31.59855	8,967

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$10.21208	$13.32279	72,389
2010	$13.32279	$15.08559	68,872
2011	$15.08559	$14.36553	65,242
2012	$14.36553	$15.62071	48,361
2013	$15.62071	$19.28885	40,449
2014	$19.28885	$20.52970	34,274
2015	$20.52970	$19.40630	21,922
2016	$19.40630	$22.62237	12,207
2017	$22.62237	$25.23357	11,098
2018	$25.23357	$21.34325	11,064
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.89917	$12.12601	15,237
2010	$12.12601	$14.87948	16,446
2011	$14.87948	$9.88163	19,281
2012	$9.88163	$10.97668	11,682
2013	$10.97668	$12.31230	9,903
2014	$12.31230	$10.62203	7,299
2015	$10.62203	$9.50752	7,157
2016	$9.50752	$8.70613	5,801
2017	$8.70613	$11.17871	5,321
2018	$11.17871	$9.31085	5,326
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$17.46556	10,102
2016	$17.46556	$18.14483	6,917
2017	$18.14483	$22.81646	4,103
2018	$22.81646	$22.52275	3,606
MFS® Investors Trust Series - Service Class
2009	$8.84471	$10.98660	5,118
2010	$10.98660	$11.95672	6,457
2011	$11.95672	$11.45220	5,226
2012	$11.45220	$13.35663	3,627
2013	$13.35663	$17.27043	2,683
2014	$17.27043	$18.76651	1,924
2015	$18.76651	$18.41073	1,815
2016	$18.41073	$19.57376	281
2017	$19.57376	$23.63856	7
2018	$23.63856	$21.87641	7
MFS® New Discovery Series - Service Class
2009	$6.73802	$10.77465	17,595
2010	$10.77465	$14.37640	14,678
2011	$14.37640	$12.63008	12,009
2012	$12.63008	$14.98638	9,153
2013	$14.98638	$20.77226	9,736
2014	$20.77226	$18.85990	3,524
2015	$18.85990	$18.11376	2,206
2016	$18.11376	$19.34396	1,207
2017	$19.34396	$23.98838	472
2018	$23.98838	$23.13964	230

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$9.21001	$10.64186	50,344
2010	$10.64186	$11.45126	45,966
2011	$11.45126	$11.41803	37,645
2012	$11.41803	$12.43160	32,642
2013	$12.43160	$14.48807	26,229
2014	$14.48807	$15.39126	21,313
2015	$15.39126	$15.01898	18,585
2016	$15.01898	$16.04146	13,424
2017	$16.04146	$17.64008	9,612
2018	$17.64008	$16.29680	7,993
MFS® Value Series - Service Class
2009	$9.58372	$11.51829	9,295
2010	$11.51829	$12.57339	9,542
2011	$12.57339	$12.28369	8,854
2012	$12.28369	$13.97071	12,490
2013	$13.97071	$18.59345	7,954
2014	$18.59345	$20.11138	5,612
2015	$20.11138	$19.55495	4,034
2016	$19.55495	$21.83837	2,780
2017	$21.83837	$25.15584	1,811
2018	$25.15584	$22.13270	1,749
MFS® VIT II High Yield - Service Class
2013	$10.00000	$15.28970	12,190
2014	$15.28970	$15.38706	6,238
2015	$15.38706	$14.43455	2,410
2016	$14.43455	$16.10157	1,951
2017	$16.10157	$16.80276	1,485
2018	$16.80276	$15.95721	1,035
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.08557	$11.48506	3,587
2010	$11.48506	$13.82169	3,506
2011	$13.82169	$13.15399	3,311
2012	$13.15399	$14.72435	1,249
2013	$14.72435	$21.34919	3,244
2014	$21.34919	$22.23012	3,053
2015	$22.23012	$24.43023	2,790
2016	$24.43023	$23.51858	1,365
2017	$23.51858	$32.97223	449
2018	$32.97223	$34.72295	392
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.77862	$12.33227	73,826
2010	$12.33227	$15.67850	61,930
2011	$15.67850	$16.26040	51,391
2012	$16.26040	$18.45196	38,252
2013	$18.45196	$18.42788	33,206
2014	$18.42788	$23.40965	23,789
2015	$23.40965	$23.41828	22,021
2016	$23.41828	$24.49144	19,028
2017	$24.49144	$24.73089	17,138
2018	$24.73089	$22.33830	16,139

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$6.10899	$7.93033	9,200
2010	$7.93033	$9.89798	11,436
2011	$9.89798	$9.79647	9,139
2012	$9.79647	$11.16905	6,203
2013	$11.16905	$14.86794	7,955
2014	$14.86794	$15.39905	4,302
2015	$15.39905	$16.07355	5,257
2016	$16.07355	$16.10503	2,709
2017	$16.10503	$20.30726	2,277
2018	$20.30726	$18.67449	2,206
Oppenheimer Global Fund/VA - Service Shares
2009	$8.91529	$12.19401	42,947
2010	$12.19401	$13.84805	33,917
2011	$13.84805	$12.43327	30,528
2012	$12.43327	$14.75933	29,609
2013	$14.75933	$18.39645	16,586
2014	$18.39645	$18.42734	10,402
2015	$18.42734	$18.75061	8,719
2016	$18.75061	$18.37575	4,410
2017	$18.37575	$24.58937	2,482
2018	$24.58937	$20.90140	2,090
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$8.04399	$10.80710	63,118
2010	$10.80710	$13.05300	49,359
2011	$13.05300	$12.50668	42,436
2012	$12.50668	$14.44378	34,744
2013	$14.44378	$19.93580	33,505
2014	$19.93580	$21.84745	24,457
2015	$21.84745	$20.13652	14,242
2016	$20.13652	$23.25797	9,989
2017	$23.25797	$26.00613	6,683
2018	$26.00613	$22.83435	6,255
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.42470	$11.83128	37,255
2010	$11.83128	$12.59947	35,096
2011	$12.59947	$13.20365	32,720
2012	$13.20365	$14.36456	29,990
2013	$14.36456	$14.16953	22,543
2014	$14.16953	$15.45942	16,273
2015	$15.45942	$15.21774	11,297
2016	$15.21774	$15.90431	6,836
2017	$15.90431	$16.04321	6,341
2018	$16.04321	$16.08006	5,548
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.35365	$12.03147	117,075
2010	$12.03147	$12.76676	91,965
2011	$12.76676	$13.99413	77,986
2012	$13.99413	$14.93709	93,242
2013	$14.93709	$13.30930	47,557
2014	$13.30930	$13.46692	36,124
2015	$13.46692	$12.86021	29,851
2016	$12.86021	$13.27870	22,742
2017	$13.27870	$13.51075	20,778
2018	$13.51075	$12.96766	18,557

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.52139	$12.89966	130,197
2010	$12.89966	$13.68876	153,243
2011	$13.68876	$13.92132	130,611
2012	$13.92132	$14.97360	96,329
2013	$14.97360	$14.40833	72,249
2014	$14.40833	$14.74678	55,539
2015	$14.74678	$14.53891	49,553
2016	$14.53891	$14.65265	30,972
2017	$14.65265	$15.09012	23,274
2018	$15.09012	$14.73180	21,481
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.21949	$10.04731	76,599
2010	$10.04731	$11.43948	64,255
2011	$11.43948	$11.38115	60,094
2012	$11.38115	$13.17024	53,693
2013	$13.17024	$18.20743	48,353
2014	$18.20743	$19.45054	29,892
2015	$19.45054	$21.15207	23,705
2016	$21.15207	$20.87321	16,156
2017	$20.87321	$27.83029	10,671
2018	$27.83029	$27.76540	9,582
T. Rowe Price Equity Income Portfolio - II
2009	$8.28815	$10.18893	130,348
2010	$10.18893	$11.47487	117,819
2011	$11.47487	$11.14817	105,808
2012	$11.14817	$12.79307	93,194
2013	$12.79307	$16.24887	71,539
2014	$16.24887	$17.08111	55,741
2015	$17.08111	$15.57383	44,731
2016	$15.57383	$18.16876	31,452
2017	$18.16876	$20.64015	24,108
2018	$20.64015	$18.29419	23,469
VanEck VIP Emerging Markets Fund - Initial Class
2009	$9.97922	$20.88037	11,084
2010	$20.88037	$25.99531	11,481
2011	$25.99531	$18.94782	11,119
2012	$18.94782	$24.13989	10,610
2013	$24.13989	$26.54136	8,450
2014	$26.54136	$25.94217	6,411
2015	$25.94217	$21.89921	6,450
2016	$21.89921	$21.51726	4,763
2017	$21.51726	$31.90142	2,995
2018	$31.90142	$23.95649	2,912
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$17.01213	$26.30417	22,286
2010	$26.30417	$33.36602	15,744
2011	$33.36602	$27.36201	16,181
2012	$27.36201	$27.76389	15,287
2013	$27.76389	$30.12079	13,904
2014	$30.12079	$23.91528	14,335
2015	$23.91528	$15.62135	16,040
2016	$15.62135	$22.03535	14,320
2017	$22.03535	$21.26287	12,039
2018	$21.26287	$14.96758	10,494

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.90388	$12.01291	56,054
2010	$12.01291	$13.52349	52,022
2011	$13.52349	$13.44262	47,201
2012	$13.44262	$15.57815	39,499
2013	$15.57815	$16.21613	31,679
2014	$16.21613	$15.67588	24,181
2015	$15.67588	$14.45060	21,557
2016	$14.45060	$16.36234	17,777
2017	$16.36234	$17.41496	13,396
2018	$17.41496	$16.38070	12,774
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
with EEDB 71-79 (& with/without SPB and with/without ABR)
Mortality & Expense = 1.85

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.29914	$13.73949	0
2010	$13.73949	$15.30753	0
2011	$15.30753	$14.91551	0
2012	$14.91551	$17.24050	0
2013	$17.24050	$22.78554	0
2014	$22.78554	$25.34534	0
2015	$25.34534	$26.32081	472
2016	$26.32081	$25.86590	452
2017	$25.86590	$33.16142	313
2018	$33.16142	$32.39422	205
Alger Large Cap Growth Portfolio - Class S
2009	$6.99147	$10.09422	0
2010	$10.09422	$11.17492	0
2011	$11.17492	$10.87389	0
2012	$10.87389	$11.66119	0
2013	$11.66119	$15.38723	0
2014	$15.38723	$16.68044	0
2015	$16.68044	$16.57644	715
2016	$16.57644	$16.05847	685
2017	$16.05847	$20.14964	475
2018	$20.14964	$20.09745	311
Alger Mid Cap Growth Portfolio - Class S
2009	$6.40966	$9.50954	818
2010	$9.50954	$11.08496	818
2011	$11.08496	$9.93544	0
2012	$9.93544	$11.26980	0
2013	$11.26980	$14.96220	0
2014	$14.96220	$15.78291	0
2015	$15.78291	$15.18199	0
2016	$15.18199	$14.95861	0
2017	$14.95861	$18.94962	0
2018	$18.94962	$17.13285	0
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.12784	$7.48043	2,118
2010	$7.48043	$8.02881	2,118
2011	$8.02881	$8.26248	0
2012	$8.26248	$9.43806	0
2013	$9.43806	$12.24964	0
2014	$12.24964	$13.41706	0
2015	$13.41706	$12.77813	935
2016	$12.77813	$14.15863	896
2017	$14.15863	$15.94423	621
2018	$15.94423	$14.24570	406

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.54910	$10.79332	1,277
2010	$10.79332	$12.06071	1,056
2011	$12.06071	$11.49301	1,905
2012	$11.49301	$12.64712	1,086
2013	$12.64712	$14.30270	955
2014	$14.30270	$14.80050	930
2015	$14.80050	$14.50314	0
2016	$14.50314	$14.62492	0
2017	$14.62492	$16.31254	0
2018	$16.31254	$15.09619	0
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$9.14706	$12.14972	1,769
2010	$12.14972	$13.92949	154
2011	$13.92949	$13.27813	154
2012	$13.27813	$15.11994	154
2013	$15.11994	$19.41410	0
2014	$19.41410	$21.25406	2,525
2015	$21.25406	$20.92616	3,102
2016	$20.92616	$22.10540	2,972
2017	$22.10540	$26.35677	2,059
2018	$26.35677	$24.12635	1,348
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.30574	$9.30393	9,851
2010	$9.30393	$10.48349	0
2011	$10.48349	$10.34679	0
2012	$10.34679	$11.87476	0
2013	$11.87476	$14.88335	0
2014	$14.88335	$15.83056	3,339
2015	$15.83056	$14.86396	3,339
2016	$14.86396	$17.15605	3,200
2017	$17.15605	$18.95191	2,217
2018	$18.95191	$16.99557	1,451
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.94392	0
2017	$9.94392	$9.81701	0
2018	$9.81701	$9.78447	0
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.62315	$10.46543	67,465
2010	$10.46543	$10.26884	52,848
2011	$10.26884	$10.07015	52,967
2012	$10.07015	$9.87424	53,458
2013	$9.87424	$9.68266	69,264
2014	$9.68266	$9.49480	59,070
2015	$9.49480	$9.31058	47,967
2016	$9.31058	$9.13078	37,017
2017	$9.13078	$8.99188	33,620
2018	$8.99188	$8.93965	30,974

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.76489	$8.48790	0
2010	$8.48790	$10.30845	0
2011	$10.30845	$10.10458	0
2012	$10.10458	$11.33400	0
2013	$11.33400	$15.11388	0
2014	$15.11388	$16.45121	0
2015	$16.45121	$17.24412	0
2016	$17.24412	$17.00177	0
2017	$17.00177	$22.47731	0
2018	$22.47731	$21.94336	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.82221	$9.68687	3,295
2010	$9.68687	$10.89711	2,925
2011	$10.89711	$10.87570	1,336
2012	$10.87570	$12.32999	1,275
2013	$12.32999	$15.94737	859
2014	$15.94737	$17.71426	771
2015	$17.71426	$17.55686	0
2016	$17.55686	$19.20934	0
2017	$19.20934	$22.86973	0
2018	$22.86973	$21.36260	0
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$10.01087	$11.33412	12,284
2010	$11.33412	$11.95195	4,970
2011	$11.95195	$12.54404	2,861
2012	$12.54404	$12.98805	2,861
2013	$12.98805	$12.47144	2,861
2014	$12.47144	$12.91523	2,861
2015	$12.91523	$12.55577	1,153
2016	$12.55577	$12.86290	0
2017	$12.86290	$13.11720	0
2018	$13.11720	$12.76002	0
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$9.21963	$11.41010	2,609
2010	$11.41010	$12.62311	326
2011	$12.62311	$10.23104	326
2012	$10.23104	$12.07529	326
2013	$12.07529	$15.41168	0
2014	$15.41168	$13.85735	0
2015	$13.85735	$14.03500	0
2016	$14.03500	$13.03702	0
2017	$13.03702	$16.61831	0
2018	$16.61831	$13.84050	0
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.70235	0
2016	$8.70235	$9.68773	0
2017	$9.68773	$10.55165	0
2018	$10.55165	$9.26363	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$8.97549	$11.20250	1,054
2010	$11.20250	$12.21538	0
2011	$12.21538	$11.19163	0
2012	$11.19163	$11.45909	0
2013	$11.45909	$13.19721	0
2014	$13.19721	$13.30152	0
2015	$13.30152	$13.20650	0
2016	$13.20650	$13.03451	0
2017	$13.03451	$14.68050	0
2018	$14.68050	$12.53198	0
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$9.26724	0
2013	$9.26724	$12.70268	0
2014	$12.70268	$13.47238	0
2015	$13.47238	$13.83715	0
2016	$13.83715	$13.84172	0
2017	$13.84172	$17.24221	0
2018	$17.24221	$16.24798	0
Invesco V.I. Core Equity Fund - Series II
2009	$7.77163	$9.75237	0
2010	$9.75237	$10.44672	0
2011	$10.44672	$10.21336	0
2012	$10.21336	$11.37695	0
2013	$11.37695	$14.38303	0
2014	$14.38303	$15.20911	0
2015	$15.20911	$14.01733	0
2016	$14.01733	$15.12189	0
2017	$15.12189	$16.73844	0
2018	$16.73844	$14.83441	0
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.63954	2,195
2012	$11.63954	$11.66520	2,356
2013	$11.66520	$11.11125	2,453
2014	$11.11125	$11.31744	2,440
2015	$11.31744	$11.10352	0
2016	$11.10352	$10.99668	0
2017	$10.99668	$10.96910	0
2018	$10.96910	$10.78677	0
Invesco V.I. Growth and Income Fund - Series II
2009	$9.00862	$10.96250	8,878
2010	$10.96250	$12.05936	13,530
2011	$12.05936	$11.55724	13,530
2012	$11.55724	$12.95717	13,530
2013	$12.95717	$16.99470	6,103
2014	$16.99470	$18.32386	6,103
2015	$18.32386	$17.37128	6,584
2016	$17.37128	$20.34306	6,563
2017	$20.34306	$22.74914	6,422
2018	$22.74914	$19.27344	6,312

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.37139	$11.93193	3,223
2010	$11.93193	$13.31140	4,687
2011	$13.31140	$12.20337	5,385
2012	$12.20337	$13.23542	4,687
2013	$13.23542	$16.67136	2,523
2014	$16.67136	$17.02782	2,523
2015	$17.02782	$15.98106	3,032
2016	$15.98106	$17.73293	3,011
2017	$17.73293	$19.93748	2,861
2018	$19.93748	$17.28077	2,744
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.44409	$11.41366	0
2010	$11.41366	$14.24359	0
2011	$14.24359	$12.65901	0
2012	$12.65901	$13.85466	0
2013	$13.85466	$18.55707	0
2014	$18.55707	$19.59471	0
2015	$19.59471	$19.41274	0
2016	$19.41274	$19.14415	0
2017	$19.14415	$22.93008	0
2018	$22.93008	$21.16180	0
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.73286	$8.30451	0
2010	$8.30451	$8.70818	0
2011	$8.70818	$8.24879	0
2012	$8.24879	$9.51546	0
2013	$9.51546	$12.43422	0
2014	$12.43422	$12.97028	0
2015	$12.97028	$11.36221	0
2016	$11.36221	$13.13799	0
2017	$13.13799	$15.10313	0
2018	$15.10313	$11.94300	0
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.74688	$13.23312	1,042
2010	$13.23312	$14.02874	908
2011	$14.02874	$13.94217	916
2012	$13.94217	$15.49801	887
2013	$15.49801	$18.20510	751
2014	$18.20510	$19.32068	710
2015	$19.32068	$19.02169	0
2016	$19.02169	$19.45822	0
2017	$19.45822	$22.54169	0
2018	$22.54169	$22.19715	0
Janus Henderson Forty Portfolio - Service Shares
2009	$9.86995	$14.13070	0
2010	$14.13070	$14.75305	0
2011	$14.75305	$13.46174	0
2012	$13.46174	$16.34773	0
2013	$16.34773	$20.97985	0
2014	$20.97985	$22.31264	0
2015	$22.31264	$24.48918	0
2016	$24.48918	$24.47939	0
2017	$24.47939	$31.20593	0
2018	$31.20593	$31.12281	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$10.16111	$13.24277	4,254
2010	$13.24277	$14.97971	848
2011	$14.97971	$14.25019	1,523
2012	$14.25019	$15.47946	888
2013	$15.47946	$19.09497	717
2014	$19.09497	$20.30265	673
2015	$20.30265	$19.17211	0
2016	$19.17211	$22.32668	0
2017	$22.32668	$24.87873	0
2018	$24.87873	$21.02183	0
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.86471	$12.05313	1,181
2010	$12.05313	$14.77503	0
2011	$14.77503	$9.80226	0
2012	$9.80226	$10.87739	0
2013	$10.87739	$12.18850	0
2014	$12.18850	$10.50450	0
2015	$10.50450	$9.39274	0
2016	$9.39274	$8.59228	0
2017	$8.59228	$11.02145	0
2018	$11.02145	$9.17057	0
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$17.25481	0
2016	$17.25481	$17.90767	0
2017	$17.90767	$22.49561	0
2018	$22.49561	$22.18358	0
MFS® Investors Trust Series - Service Class
2009	$8.80053	$10.92056	0
2010	$10.92056	$11.87276	0
2011	$11.87276	$11.36021	0
2012	$11.36021	$13.23583	0
2013	$13.23583	$17.09681	0
2014	$17.09681	$18.55894	0
2015	$18.55894	$18.18854	0
2016	$18.18854	$19.31788	0
2017	$19.31788	$23.30610	0
2018	$23.30610	$21.54691	0
MFS® New Discovery Series - Service Class
2009	$6.70435	$10.70989	0
2010	$10.70989	$14.27546	0
2011	$14.27546	$12.52863	0
2012	$12.52863	$14.85083	0
2013	$14.85083	$20.56343	0
2014	$20.56343	$18.65126	0
2015	$18.65126	$17.89512	0
2016	$17.89512	$19.09105	0
2017	$19.09105	$23.65096	0
2018	$23.65096	$22.79108	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$9.16401	$10.57793	1,300
2010	$10.57793	$11.37087	1,121
2011	$11.37087	$11.32637	1,128
2012	$11.32637	$12.31922	1,115
2013	$12.31922	$14.34248	952
2014	$14.34248	$15.22108	901
2015	$15.22108	$14.83778	0
2016	$14.83778	$15.83183	0
2017	$15.83183	$17.39207	0
2018	$17.39207	$16.05143	0
MFS® Value Series - Service Class
2009	$9.53586	$11.44909	0
2010	$11.44909	$12.48512	0
2011	$12.48512	$12.18505	0
2012	$12.18505	$13.84437	0
2013	$13.84437	$18.40655	0
2014	$18.40655	$19.88893	0
2015	$19.88893	$19.31896	0
2016	$19.31896	$21.55292	0
2017	$21.55292	$24.80209	0
2018	$24.80209	$21.79939	0
MFS® VIT II High Yield - Service Class
2013	$10.00000	$15.13605	0
2014	$15.13605	$15.21691	0
2015	$15.21691	$14.26039	0
2016	$14.26039	$15.89114	0
2017	$15.89114	$16.56650	0
2018	$16.56650	$15.71694	0
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.05018	$11.41606	0
2010	$11.41606	$13.72467	0
2011	$13.72467	$13.04840	0
2012	$13.04840	$14.59123	0
2013	$14.59123	$21.13466	0
2014	$21.13466	$21.98432	0
2015	$21.98432	$24.13547	0
2016	$24.13547	$23.21121	0
2017	$23.21121	$32.50861	0
2018	$32.50861	$34.20009	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.72977	$12.25816	17,179
2010	$12.25816	$15.56843	9,958
2011	$15.56843	$16.12983	9,865
2012	$16.12983	$18.28509	9,702
2013	$18.28509	$18.24262	11,004
2014	$18.24262	$23.15071	10,378
2015	$23.15071	$23.13566	6,234
2016	$23.13566	$24.17132	4,904
2017	$24.17132	$24.38309	4,086
2018	$24.38309	$22.00187	3,449

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$6.08613	$7.89261	0
2010	$7.89261	$9.84086	0
2011	$9.84086	$9.73003	0
2012	$9.73003	$11.08198	0
2013	$11.08198	$14.73700	0
2014	$14.73700	$15.24788	0
2015	$15.24788	$15.89956	0
2016	$15.89956	$15.91451	0
2017	$15.91451	$20.04687	0
2018	$20.04687	$18.41640	0
Oppenheimer Global Fund/VA - Service Shares
2009	$8.87076	$12.12074	4,442
2010	$12.12074	$13.75083	6,978
2011	$13.75083	$12.33342	6,978
2012	$12.33342	$14.62585	6,978
2013	$14.62585	$18.21151	8,293
2014	$18.21151	$18.22350	8,293
2015	$18.22350	$18.52431	8,741
2016	$18.52431	$18.13553	8,543
2017	$18.13553	$24.24355	7,151
2018	$24.24355	$20.58659	6,066
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$8.00381	$10.74214	4,623
2010	$10.74214	$12.96134	5,980
2011	$12.96134	$12.40623	5,980
2012	$12.40623	$14.31315	5,980
2013	$14.31315	$19.73539	4,338
2014	$19.73539	$21.60580	3,890
2015	$21.60580	$19.89350	3,011
2016	$19.89350	$22.95395	1,969
2017	$22.95395	$25.64038	1,582
2018	$25.64038	$22.49044	1,487
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.37265	$11.76021	243
2010	$11.76021	$12.51102	2,138
2011	$12.51102	$13.09764	0
2012	$13.09764	$14.23470	0
2013	$14.23470	$14.02712	0
2014	$14.02712	$15.28847	0
2015	$15.28847	$15.03411	0
2016	$15.03411	$15.69643	0
2017	$15.69643	$15.81759	0
2018	$15.81759	$15.83789	0
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.30197	$11.95922	5,258
2010	$11.95922	$12.67716	7,554
2011	$12.67716	$13.88181	4,528
2012	$13.88181	$14.80207	4,528
2013	$14.80207	$13.17554	4,197
2014	$13.17554	$13.31800	4,197
2015	$13.31800	$12.70504	4,197
2016	$12.70504	$13.10515	4,197
2017	$13.10515	$13.32075	4,197
2018	$13.32075	$12.77238	4,197

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.46388	$12.82219	22,266
2010	$12.82219	$13.59269	16,747
2011	$13.59269	$13.80958	13,175
2012	$13.80958	$14.83826	15,904
2013	$14.83826	$14.26355	7,364
2014	$14.26355	$14.58374	7,348
2015	$14.58374	$14.36350	3,747
2016	$14.36350	$14.46116	2,597
2017	$14.46116	$14.87794	2,597
2018	$14.87794	$14.50998	2,597
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.18343	$9.98695	3,494
2010	$9.98695	$11.35919	2,841
2011	$11.35919	$11.28979	2,841
2012	$11.28979	$13.05117	2,841
2013	$13.05117	$18.02446	2,841
2014	$18.02446	$19.23546	2,841
2015	$19.23546	$20.89686	1,145
2016	$20.89686	$20.60041	0
2017	$20.60041	$27.43897	0
2018	$27.43897	$27.34731	0
T. Rowe Price Equity Income Portfolio - II
2009	$8.24676	$10.12771	5,804
2010	$10.12771	$11.39432	1,117
2011	$11.39432	$11.05867	1,155
2012	$11.05867	$12.67740	1,084
2013	$12.67740	$16.08557	850
2014	$16.08557	$16.89221	809
2015	$16.89221	$15.38591	0
2016	$15.38591	$17.93131	0
2017	$17.93131	$20.34993	0
2018	$20.34993	$18.01871	0
VanEck VIP Emerging Markets Fund - Initial Class
2009	$9.92937	$20.75492	0
2010	$20.75492	$25.81287	0
2011	$25.81287	$18.79567	0
2012	$18.79567	$23.92161	0
2013	$23.92161	$26.27458	0
2014	$26.27458	$25.65522	0
2015	$25.65522	$21.63489	0
2016	$21.63489	$21.23594	0
2017	$21.23594	$31.45272	0
2018	$31.45272	$23.59563	0
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$16.92719	$26.14616	0
2010	$26.14616	$33.13185	512
2011	$33.13185	$27.14232	512
2012	$27.14232	$27.51282	512
2013	$27.51282	$29.81800	512
2014	$29.81800	$23.65069	512
2015	$23.65069	$15.43274	512
2016	$15.43274	$21.74720	491
2017	$21.74720	$20.96373	340
2018	$20.96373	$14.74205	223

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.86442	$11.94078	13,067
2010	$11.94078	$13.42860	8,781
2011	$13.42860	$13.33473	8,467
2012	$13.33473	$15.43734	7,620
2013	$15.43734	$16.05319	4,318
2014	$16.05319	$15.50254	4,397
2015	$15.50254	$14.27624	1,769
2016	$14.27624	$16.14849	1,196
2017	$16.14849	$17.17008	1,196
2018	$17.17008	$16.13404	1,196
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)
Mortality & Expense = 1.90

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.27586	$13.69812	815
2010	$13.69812	$15.25367	660
2011	$15.25367	$14.85547	659
2012	$14.85547	$17.16232	552
2013	$17.16232	$22.67066	552
2014	$22.67066	$25.20470	551
2015	$25.20470	$26.16141	460
2016	$26.16141	$25.69617	460
2017	$25.69617	$32.92727	460
2018	$32.92727	$32.14922	750
Alger Large Cap Growth Portfolio - Class S
2009	$6.97396	$10.06381	1,364
2010	$10.06381	$11.13556	426
2011	$11.13556	$10.83008	425
2012	$10.83008	$11.60827	424
2013	$11.60827	$15.30959	424
2014	$15.30959	$16.58781	423
2015	$16.58781	$16.47598	423
2016	$16.47598	$15.95304	422
2017	$15.95304	$20.00728	421
2018	$20.00728	$19.94535	421
Alger Mid Cap Growth Portfolio - Class S
2009	$6.39363	$9.48093	12,988
2010	$9.48093	$11.04598	12,472
2011	$11.04598	$9.89546	12,477
2012	$9.89546	$11.21871	12,441
2013	$11.21871	$14.88679	2,330
2014	$14.88679	$15.69536	1,905
2015	$15.69536	$15.09007	1,904
2016	$15.09007	$14.86048	1,902
2017	$14.86048	$18.81586	1,808
2018	$18.81586	$17.00330	968
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.12260	$7.47022	763
2010	$7.47022	$8.01377	762
2011	$8.01377	$8.24281	761
2012	$8.24281	$9.41077	761
2013	$9.41077	$12.20800	760
2014	$12.20800	$13.36463	760
2015	$13.36463	$12.72170	531
2016	$12.72170	$14.08894	531
2017	$14.08894	$15.85777	531
2018	$15.85777	$14.16130	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.52773	$10.76085	1,242
2010	$10.76085	$12.01830	1,201
2011	$12.01830	$11.44676	1,102
2012	$11.44676	$12.58980	896
2013	$12.58980	$14.23062	611
2014	$14.23062	$14.71841	445
2015	$14.71841	$14.41533	158
2016	$14.41533	$14.52898	62
2017	$14.52898	$16.19739	66
2018	$16.19739	$14.98205	68
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$9.12417	$12.11316	16,271
2010	$12.11316	$13.88050	16,371
2011	$13.88050	$13.22470	16,283
2012	$13.22470	$15.05141	15,397
2013	$15.05141	$19.31627	16,365
2014	$19.31627	$21.13617	15,837
2015	$21.13617	$20.79948	15,749
2016	$20.79948	$21.96041	10,239
2017	$21.96041	$26.17073	6,174
2018	$26.17073	$23.94393	6,122
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.28746	$9.27589	3,904
2010	$9.27589	$10.44658	3,160
2011	$10.44658	$10.30511	2,990
2012	$10.30511	$11.82088	1,903
2013	$11.82088	$14.80828	1,342
2014	$14.80828	$15.74270	670
2015	$15.74270	$14.77393	320
2016	$14.77393	$17.04346	192
2017	$17.04346	$18.81808	57
2018	$18.81808	$16.86701	59
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.94225	2,791
2017	$9.94225	$9.81043	2,935
2018	$9.81043	$9.77296	2,813
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.59658	$10.43393	23,675
2010	$10.43393	$10.23272	19,655
2011	$10.23272	$10.02962	18,638
2012	$10.02962	$9.82947	57,835
2013	$9.82947	$9.63385	7,884
2014	$9.63385	$9.44212	7,313
2015	$9.44212	$9.25421	3,032
2016	$9.25421	$9.07088	2,159
2017	$9.07088	$8.92839	2,065
2018	$8.92839	$8.87203	1,849

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.74797	$8.46235	2,001
2010	$8.46235	$10.27221	1,655
2011	$10.27221	$10.06393	1,596
2012	$10.06393	$11.28264	1,238
2013	$11.28264	$15.03773	946
2014	$15.03773	$16.35998	862
2015	$16.35998	$17.13974	733
2016	$17.13974	$16.89025	615
2017	$16.89025	$22.31864	416
2018	$22.31864	$21.77743	422
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.80263	$9.65770	30,308
2010	$9.65770	$10.85877	25,095
2011	$10.85877	$10.83191	23,744
2012	$10.83191	$12.27407	22,234
2013	$12.27407	$15.86696	20,598
2014	$15.86696	$17.61596	18,438
2015	$17.61596	$17.45052	15,028
2016	$17.45052	$19.08329	8,649
2017	$19.08329	$22.70824	3,088
2018	$22.70824	$21.20102	5,932
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$9.98583	$11.30001	26,436
2010	$11.30001	$11.90991	21,249
2011	$11.90991	$12.49355	20,152
2012	$12.49355	$12.92916	18,648
2013	$12.92916	$12.40858	6,564
2014	$12.40858	$12.84357	6,302
2015	$12.84357	$12.47974	5,418
2016	$12.47974	$12.77851	5,026
2017	$12.77851	$13.02456	2,686
2018	$13.02456	$12.66349	2,506
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$9.19658	$11.37577	7,199
2010	$11.37577	$12.57874	7,251
2011	$12.57874	$10.18988	7,927
2012	$10.18988	$12.02058	7,181
2013	$12.02058	$15.33404	8,505
2014	$15.33404	$13.78051	7,653
2015	$13.78051	$13.95005	3,689
2016	$13.95005	$12.95152	1,852
2017	$12.95152	$16.50104	1,582
2018	$16.50104	$13.73586	1,645
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.69939	609
2016	$8.69939	$9.67950	582
2017	$9.67950	$10.53739	622
2018	$10.53739	$9.24642	651

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$8.95305	$11.16879	235
2010	$11.16879	$12.17243	0
2011	$12.17243	$11.14660	0
2012	$11.14660	$11.40714	0
2013	$11.40714	$13.13069	0
2014	$13.13069	$13.22772	0
2015	$13.22772	$13.12654	0
2016	$13.12654	$12.94902	0
2017	$12.94902	$14.57687	0
2018	$14.57687	$12.43722	0
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$9.22522	584
2013	$9.22522	$12.63864	319
2014	$12.63864	$13.39764	231
2015	$13.39764	$13.75336	165
2016	$13.75336	$13.75091	93
2017	$13.75091	$17.12047	85
2018	$17.12047	$16.12510	78
Invesco V.I. Core Equity Fund - Series II
2009	$7.76102	$9.73409	234
2010	$9.73409	$10.42184	233
2011	$10.42184	$10.18385	231
2012	$10.18385	$11.33828	230
2013	$11.33828	$14.32683	76
2014	$14.32683	$15.14195	57
2015	$15.14195	$13.94833	56
2016	$13.94833	$15.03978	56
2017	$15.03978	$16.63918	0
2018	$16.63918	$14.73898	0
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.59269	28
2012	$11.59269	$11.61232	0
2013	$11.61232	$11.05525	0
2014	$11.05525	$11.25465	0
2015	$11.25465	$11.03630	0
2016	$11.03630	$10.92454	0
2017	$10.92454	$10.89166	0
2018	$10.89166	$10.70518	0
Invesco V.I. Growth and Income Fund - Series II
2009	$8.98608	$10.92949	7,380
2010	$10.92949	$12.01694	9,608
2011	$12.01694	$11.51071	8,594
2012	$11.51071	$12.89841	8,143
2013	$12.89841	$16.90901	7,229
2014	$16.90901	$18.22216	5,744
2015	$18.22216	$17.26606	3,760
2016	$17.26606	$20.20955	3,340
2017	$20.20955	$22.58848	3,225
2018	$22.58848	$19.12764	3,351

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.34795	$11.89601	9,240
2010	$11.89601	$13.26457	7,410
2011	$13.26457	$12.15424	7,669
2012	$12.15424	$13.17541	1,119
2013	$13.17541	$16.58731	866
2014	$16.58731	$16.93335	821
2015	$16.93335	$15.88428	791
2016	$15.88428	$17.61657	635
2017	$17.61657	$19.79670	581
2018	$19.79670	$17.15006	618
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.42547	$11.37931	0
2010	$11.37931	$14.19350	0
2011	$14.19350	$12.60807	0
2012	$12.60807	$13.79185	0
2013	$13.79185	$18.46354	0
2014	$18.46354	$19.48600	0
2015	$19.48600	$19.29519	0
2016	$19.29519	$19.01856	0
2017	$19.01856	$22.76819	0
2018	$22.76819	$21.00176	1,136
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.71851	$8.27951	1,008
2010	$8.27951	$8.67753	551
2011	$8.67753	$8.21557	538
2012	$8.21557	$9.47230	516
2013	$9.47230	$12.37152	53
2014	$12.37152	$12.89829	52
2015	$12.89829	$11.29337	52
2016	$11.29337	$13.05174	52
2017	$13.05174	$14.99644	52
2018	$14.99644	$11.85262	52
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.72001	$13.19330	1,971
2010	$13.19330	$13.97940	2,003
2011	$13.97940	$13.88606	1,390
2012	$13.88606	$15.42774	1,374
2013	$15.42774	$18.11332	1,144
2014	$18.11332	$19.21348	1,109
2015	$19.21348	$18.90651	1,109
2016	$18.90651	$19.33056	1,109
2017	$19.33056	$22.38255	1,109
2018	$22.38255	$22.02929	1,109
Janus Henderson Forty Portfolio - Service Shares
2009	$9.84528	$14.08820	1,614
2010	$14.08820	$14.70118	1,184
2011	$14.70118	$13.40758	1,184
2012	$13.40758	$16.27364	1,184
2013	$16.27364	$20.87412	1,184
2014	$20.87412	$22.18888	1,184
2015	$22.18888	$24.34093	1,184
2016	$24.34093	$24.31882	1,184
2017	$24.31882	$30.98565	1,184
2018	$30.98565	$30.88748	1,184

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$10.13568	$13.20290	23,011
2010	$13.20290	$14.92701	20,178
2011	$14.92701	$14.19283	17,864
2012	$14.19283	$15.40928	12,201
2013	$15.40928	$18.99871	11,792
2014	$18.99871	$20.19001	10,702
2015	$20.19001	$19.05602	8,275
2016	$19.05602	$22.18022	3,923
2017	$22.18022	$24.70308	1,903
2018	$24.70308	$20.86285	3,038
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.84755	$12.01687	0
2010	$12.01687	$14.72308	0
2011	$14.72308	$9.76281	326
2012	$9.76281	$10.82809	313
2013	$10.82809	$12.12707	299
2014	$12.12707	$10.44623	0
2015	$10.44623	$9.33586	0
2016	$9.33586	$8.53590	0
2017	$8.53590	$10.94362	0
2018	$10.94362	$9.10120	8,093
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$17.15037	307
2016	$17.15037	$17.79024	317
2017	$17.79024	$22.33686	294
2018	$22.33686	$22.01588	1,376
MFS® Investors Trust Series - Service Class
2009	$8.77851	$10.88768	2,499
2010	$10.88768	$11.83097	2,229
2011	$11.83097	$11.31447	1,757
2012	$11.31447	$13.17580	1,313
2013	$13.17580	$17.01059	994
2014	$17.01059	$18.45594	736
2015	$18.45594	$18.07837	515
2016	$18.07837	$19.19112	300
2017	$19.19112	$23.14152	276
2018	$23.14152	$21.38393	266
MFS® New Discovery Series - Service Class
2009	$6.68756	$10.67762	1,024
2010	$10.67762	$14.22520	751
2011	$14.22520	$12.47817	617
2012	$12.47817	$14.78345	498
2013	$14.78345	$20.45970	377
2014	$20.45970	$18.54771	349
2015	$18.54771	$17.78669	277
2016	$17.78669	$18.96574	206
2017	$18.96574	$23.48391	91
2018	$23.48391	$22.61865	81

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$9.14108	$10.54609	4,746
2010	$10.54609	$11.33086	3,567
2011	$11.33086	$11.28076	3,590
2012	$11.28076	$12.26335	3,401
2013	$12.26335	$14.27017	2,907
2014	$14.27017	$15.13660	2,845
2015	$15.13660	$14.74790	2,842
2016	$14.74790	$15.72793	2,731
2017	$15.72793	$17.26923	2,726
2018	$17.26923	$15.92999	2,742
MFS® Value Series - Service Class
2009	$9.51202	$11.41464	6,438
2010	$11.41464	$12.44122	3,588
2011	$12.44122	$12.13604	3,663
2012	$12.13604	$13.78164	3,450
2013	$13.78164	$18.31382	3,009
2014	$18.31382	$19.77865	2,918
2015	$19.77865	$19.20204	2,236
2016	$19.20204	$21.41158	1,994
2017	$21.41158	$24.62705	1,972
2018	$24.62705	$21.63459	1,984
MFS® VIT II High Yield - Service Class
2013	$10.00000	$15.05975	467
2014	$15.05975	$15.13250	422
2015	$15.13250	$14.17404	383
2016	$14.17404	$15.78690	327
2017	$15.78690	$16.44954	329
2018	$16.44954	$15.59809	333
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.03253	$11.38169	91
2010	$11.38169	$13.67637	0
2011	$13.67637	$12.99585	0
2012	$12.99585	$14.52505	0
2013	$14.52505	$21.02808	0
2014	$21.02808	$21.86231	0
2015	$21.86231	$23.98929	0
2016	$23.98929	$23.05890	0
2017	$23.05890	$32.27907	0
2018	$32.27907	$33.94142	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.70541	$12.22122	27,005
2010	$12.22122	$15.51361	21,492
2011	$15.51361	$16.06486	20,907
2012	$16.06486	$18.20215	10,394
2013	$18.20215	$18.15062	11,006
2014	$18.15062	$23.02224	10,132
2015	$23.02224	$22.99554	9,026
2016	$22.99554	$24.01271	5,116
2017	$24.01271	$24.21091	2,407
2018	$24.21091	$21.83546	1,883

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$6.07471	$7.87378	86
2010	$7.87378	$9.81239	85
2011	$9.81239	$9.69695	85
2012	$9.69695	$11.03865	84
2013	$11.03865	$14.67191	28
2014	$14.67191	$15.17277	21
2015	$15.17277	$15.81316	21
2016	$15.81316	$15.81999	20
2017	$15.81999	$19.91778	0
2018	$19.91778	$18.28854	0
Oppenheimer Global Fund/VA - Service Shares
2009	$8.84858	$12.08426	3,953
2010	$12.08426	$13.70247	1,711
2011	$13.70247	$12.28378	1,539
2012	$12.28378	$14.55955	1,301
2013	$14.55955	$18.11972	1,045
2014	$18.11972	$18.12240	719
2015	$18.12240	$18.41216	604
2016	$18.41216	$18.01656	309
2017	$18.01656	$24.07240	292
2018	$24.07240	$20.43091	300
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$7.98376	$10.70979	16,341
2010	$10.70979	$12.91571	13,708
2011	$12.91571	$12.35626	13,567
2012	$12.35626	$14.24820	13,354
2013	$14.24820	$19.63585	6,567
2014	$19.63585	$21.48586	5,911
2015	$21.48586	$19.77297	4,671
2016	$19.77297	$22.80328	4,662
2017	$22.80328	$25.45926	4,668
2018	$25.45926	$22.32026	3,908
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.34671	$11.72482	8,141
2010	$11.72482	$12.46701	9,292
2011	$12.46701	$13.04493	8,992
2012	$13.04493	$14.17016	8,864
2013	$14.17016	$13.95641	4,485
2014	$13.95641	$15.20364	2,946
2015	$15.20364	$14.94307	2,552
2016	$14.94307	$15.59346	2,527
2017	$15.59346	$15.70592	2,445
2018	$15.70592	$15.71812	2,192
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.27624	$11.92329	8,997
2010	$11.92329	$12.63263	7,079
2011	$12.63263	$13.82602	6,656
2012	$13.82602	$14.73505	6,329
2013	$14.73505	$13.10920	26,569
2014	$13.10920	$13.24417	26,646
2015	$13.24417	$12.62816	24,225
2016	$12.62816	$13.01923	23,493
2017	$13.01923	$13.22677	24,052
2018	$13.22677	$12.67585	3,671

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.43520	$12.78360	35,628
2010	$12.78360	$13.54487	31,262
2011	$13.54487	$13.75400	29,001
2012	$13.75400	$14.77099	20,020
2013	$14.77099	$14.19162	6,236
2014	$14.19162	$14.50280	4,991
2015	$14.50280	$14.27651	4,292
2016	$14.27651	$14.36627	3,759
2017	$14.36627	$14.77287	3,281
2018	$14.77287	$14.40022	3,264
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.16545	$9.95687	12,885
2010	$9.95687	$11.31921	10,891
2011	$11.31921	$11.24433	9,568
2012	$11.24433	$12.99198	8,218
2013	$12.99198	$17.93357	6,786
2014	$17.93357	$19.12871	4,826
2015	$19.12871	$20.77029	1,843
2016	$20.77029	$20.46523	1,660
2017	$20.46523	$27.24522	1,229
2018	$27.24522	$27.14048	1,136
T. Rowe Price Equity Income Portfolio - II
2009	$8.22613	$10.09724	12,397
2010	$10.09724	$11.35425	11,094
2011	$11.35425	$11.01417	10,547
2012	$11.01417	$12.61994	9,524
2013	$12.61994	$16.00451	8,934
2014	$16.00451	$16.79851	7,142
2015	$16.79851	$15.29274	4,302
2016	$15.29274	$17.81366	4,065
2017	$17.81366	$20.20625	4,046
2018	$20.20625	$17.88243	4,104
VanEck VIP Emerging Markets Fund - Initial Class
2009	$9.90454	$20.69250	1,015
2010	$20.69250	$25.72214	786
2011	$25.72214	$18.72006	707
2012	$18.72006	$23.81321	683
2013	$23.81321	$26.14218	660
2014	$26.14218	$25.51291	63
2015	$25.51291	$21.50390	54
2016	$21.50390	$21.09664	32
2017	$21.09664	$31.23071	28
2018	$31.23071	$23.41721	35
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$16.88485	$26.06746	1,045
2010	$26.06746	$33.01530	695
2011	$33.01530	$27.03307	673
2012	$27.03307	$27.38807	588
2013	$27.38807	$29.66765	1,089
2014	$29.66765	$23.51942	1,135
2015	$23.51942	$15.33923	934
2016	$15.33923	$21.60444	103
2017	$21.60444	$20.81563	103
2018	$20.81563	$14.63050	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.84475	$11.90484	7,831
2010	$11.90484	$13.38135	5,059
2011	$13.38135	$13.28106	4,409
2012	$13.28106	$15.36736	3,988
2013	$15.36736	$15.97226	3,355
2014	$15.97226	$15.41653	2,056
2015	$15.41653	$14.18980	844
2016	$14.18980	$16.04256	216
2017	$16.04256	$17.04885	231
2018	$17.04885	$16.01201	188
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
with MAV & EPB (Annual Increase) (& with/without SPB and with/without ABR)
Mortality & Expense = 1.95

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.25266	$13.65689	2,028
2010	$13.65689	$15.20001	1,468
2011	$15.20001	$14.79567	1,417
2012	$14.79567	$17.08449	2,056
2013	$17.08449	$22.55635	1,248
2014	$22.55635	$25.06483	1,796
2015	$25.06483	$26.00297	1,479
2016	$26.00297	$25.52755	940
2017	$25.52755	$32.69474	822
2018	$32.69474	$31.90602	596
Alger Large Cap Growth Portfolio - Class S
2009	$6.95651	$10.03350	874
2010	$10.03350	$11.09638	665
2011	$11.09638	$10.78647	638
2012	$10.78647	$11.55561	637
2013	$11.55561	$15.23236	635
2014	$15.23236	$16.49571	633
2015	$16.49571	$16.37614	621
2016	$16.37614	$15.84830	556
2017	$15.84830	$19.86593	532
2018	$19.86593	$19.79441	531
Alger Mid Cap Growth Portfolio - Class S
2009	$6.37761	$9.45235	7,168
2010	$9.45235	$11.00708	5,739
2011	$11.00708	$9.85558	4,139
2012	$9.85558	$11.16779	2,232
2013	$11.16779	$14.81167	435
2014	$14.81167	$15.60819	436
2015	$15.60819	$14.99861	425
2016	$14.99861	$14.76290	386
2017	$14.76290	$18.68289	367
2018	$18.68289	$16.87460	360
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.11734	$7.46001	7,097
2010	$7.46001	$7.99872	14,533
2011	$7.99872	$8.22314	13,756
2012	$8.22314	$9.38353	703
2013	$9.38353	$12.16646	430
2014	$12.16646	$13.31237	1,326
2015	$13.31237	$12.66549	1,341
2016	$12.66549	$14.01954	1,342
2017	$14.01954	$15.77172	1,345
2018	$15.77172	$14.07731	1,354

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.50639	$10.72845	7,371
2010	$10.72845	$11.97601	7,273
2011	$11.97601	$11.40068	7,364
2012	$11.40068	$12.53270	6,400
2013	$12.53270	$14.15886	6,393
2014	$14.15886	$14.63671	6,065
2015	$14.63671	$14.32801	5,911
2016	$14.32801	$14.43362	306
2017	$14.43362	$16.08299	289
2018	$16.08299	$14.86870	278
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$9.10133	$12.07665	21,642
2010	$12.07665	$13.83161	17,751
2011	$13.83161	$13.17141	14,157
2012	$13.17141	$14.98310	6,476
2013	$14.98310	$19.21878	3,804
2014	$19.21878	$21.01877	3,788
2015	$21.01877	$20.67339	3,118
2016	$20.67339	$21.81617	2,179
2017	$21.81617	$25.98576	1,506
2018	$25.98576	$23.76268	1,462
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.26922	$9.24797	12,029
2010	$9.24797	$10.40983	9,669
2011	$10.40983	$10.26364	9,681
2012	$10.26364	$11.76728	8,786
2013	$11.76728	$14.73362	6,595
2014	$14.73362	$15.65533	5,794
2015	$15.65533	$14.68443	3,751
2016	$14.68443	$16.93161	1,752
2017	$16.93161	$18.68516	872
2018	$18.68516	$16.73939	895
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.94059	9,119
2017	$9.94059	$9.80385	9,475
2018	$9.80385	$9.76147	8,364
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.57006	$10.40251	22,027
2010	$10.40251	$10.19670	20,364
2011	$10.19670	$9.98923	27,521
2012	$9.98923	$9.78488	40,094
2013	$9.78488	$9.58525	9,189
2014	$9.58525	$9.38969	7,866
2015	$9.38969	$9.19813	5,306
2016	$9.19813	$9.01132	34,374
2017	$9.01132	$8.86530	34,558
2018	$8.86530	$8.80490	34,268

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.73108	$8.43686	14,390
2010	$8.43686	$10.23603	12,852
2011	$10.23603	$10.02338	11,841
2012	$10.02338	$11.23143	4,964
2013	$11.23143	$14.96184	5,245
2014	$14.96184	$16.26911	5,133
2015	$16.26911	$17.03586	4,161
2016	$17.03586	$16.77936	441
2017	$16.77936	$22.16095	370
2018	$22.16095	$21.61263	326
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.78309	$9.62861	21,289
2010	$9.62861	$10.82054	19,513
2011	$10.82054	$10.78829	16,944
2012	$10.78829	$12.21839	13,671
2013	$12.21839	$15.78694	6,520
2014	$15.78694	$17.51818	6,022
2015	$17.51818	$17.34482	3,348
2016	$17.34482	$18.95806	3,195
2017	$18.95806	$22.54788	2,968
2018	$22.54788	$21.04064	2,495
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$9.96087	$11.26600	15,260
2010	$11.26600	$11.86802	13,587
2011	$11.86802	$12.44329	12,365
2012	$12.44329	$12.87056	8,174
2013	$12.87056	$12.34602	6,594
2014	$12.34602	$12.77231	6,370
2015	$12.77231	$12.40418	7,499
2016	$12.40418	$12.69468	7,283
2017	$12.69468	$12.93261	6,549
2018	$12.93261	$12.56774	6,095
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$9.17354	$11.34147	10,646
2010	$11.34147	$12.53443	10,245
2011	$12.53443	$10.14879	10,325
2012	$10.14879	$11.96598	9,298
2013	$11.96598	$15.25660	3,568
2014	$15.25660	$13.70392	3,357
2015	$13.70392	$13.86544	2,679
2016	$13.86544	$12.86643	1,309
2017	$12.86643	$16.38436	1,091
2018	$16.38436	$13.63182	1,035
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.69641	48
2016	$8.69641	$9.67126	44
2017	$9.67126	$10.52311	44
2018	$10.52311	$9.22922	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$8.93064	$11.13515	1,695
2010	$11.13515	$12.12958	1,279
2011	$12.12958	$11.10171	1,380
2012	$11.10171	$11.35540	1,699
2013	$11.35540	$13.06446	1,146
2014	$13.06446	$13.15428	618
2015	$13.15428	$13.04699	621
2016	$13.04699	$12.86398	133
2017	$12.86398	$14.47387	48
2018	$14.47387	$12.34309	51
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$9.18332	532
2013	$9.18332	$12.57484	412
2014	$12.57484	$13.32319	118
2015	$13.32319	$13.66996	0
2016	$13.66996	$13.66058	0
2017	$13.66058	$16.99944	0
2018	$16.99944	$16.00300	0
Invesco V.I. Core Equity Fund - Series II
2009	$7.75042	$9.71585	575
2010	$9.71585	$10.39699	574
2011	$10.39699	$10.15439	574
2012	$10.15439	$11.29971	419
2013	$11.29971	$14.27083	223
2014	$14.27083	$15.07507	223
2015	$15.07507	$13.87962	1,430
2016	$13.87962	$14.95809	1,180
2017	$14.95809	$16.54047	1,144
2018	$16.54047	$14.64411	1,245
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.54599	5,139
2012	$11.54599	$11.55963	2,171
2013	$11.55963	$10.99946	1,790
2014	$10.99946	$11.19215	1,709
2015	$11.19215	$10.96940	1,582
2016	$10.96940	$10.85280	1,559
2017	$10.85280	$10.81470	1,506
2018	$10.81470	$10.62416	1,342
Invesco V.I. Growth and Income Fund - Series II
2009	$8.96358	$10.89657	15,212
2010	$10.89657	$11.97461	13,218
2011	$11.97461	$11.46433	11,010
2012	$11.46433	$12.83986	7,532
2013	$12.83986	$16.82368	4,765
2014	$16.82368	$18.12097	4,179
2015	$18.12097	$17.16141	3,396
2016	$17.16141	$20.07685	1,224
2017	$20.07685	$22.42887	1,047
2018	$22.42887	$18.98287	1,032

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.32455	$11.86018	15,391
2010	$11.86018	$13.21786	14,593
2011	$13.21786	$12.10528	15,355
2012	$12.10528	$13.11562	9,134
2013	$13.11562	$16.50363	3,559
2014	$16.50363	$16.83932	3,521
2015	$16.83932	$15.78801	3,362
2016	$15.78801	$17.50089	2,051
2017	$17.50089	$19.65681	1,945
2018	$19.65681	$17.02025	1,684
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.40687	$11.34503	874
2010	$11.34503	$14.14354	883
2011	$14.14354	$12.55729	97
2012	$12.55729	$13.72927	107
2013	$13.72927	$18.37039	825
2014	$18.37039	$19.37780	121
2015	$19.37780	$19.17826	127
2016	$19.17826	$18.89368	0
2017	$18.89368	$22.60733	0
2018	$22.60733	$20.84281	0
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.70418	$8.25453	6,812
2010	$8.25453	$8.64695	4,371
2011	$8.64695	$8.18245	4,481
2012	$8.18245	$9.42929	5,496
2013	$9.42929	$12.30906	3,524
2014	$12.30906	$12.82663	3,218
2015	$12.82663	$11.22489	3,362
2016	$11.22489	$12.96600	2,985
2017	$12.96600	$14.89043	2,962
2018	$14.89043	$11.76287	2,649
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.69319	$13.15358	6,741
2010	$13.15358	$13.93019	7,821
2011	$13.93019	$13.83015	4,084
2012	$13.83015	$15.35777	3,986
2013	$15.35777	$18.02197	2,809
2014	$18.02197	$19.10684	2,696
2015	$19.10684	$18.79198	3,722
2016	$18.79198	$19.20369	1,009
2017	$19.20369	$22.22445	941
2018	$22.22445	$21.86262	938
Janus Henderson Forty Portfolio - Service Shares
2009	$9.82063	$14.04575	8,055
2010	$14.04575	$14.64941	5,350
2011	$14.64941	$13.35356	2,516
2012	$13.35356	$16.19978	3,133
2013	$16.19978	$20.76877	2,214
2014	$20.76877	$22.06564	1,722
2015	$22.06564	$24.19339	1,839
2016	$24.19339	$24.15912	979
2017	$24.15912	$30.76669	909
2018	$30.76669	$30.65368	907

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$10.11031	$13.16313	9,890
2010	$13.16313	$14.87445	9,661
2011	$14.87445	$14.13566	8,312
2012	$14.13566	$15.33936	3,084
2013	$15.33936	$18.90288	1,933
2014	$18.90288	$20.07791	1,535
2015	$20.07791	$18.94055	1,164
2016	$18.94055	$22.03460	1,000
2017	$22.03460	$24.52854	392
2018	$24.52854	$20.70496	426
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.83040	$11.98069	1,360
2010	$11.98069	$14.67127	1,240
2011	$14.67127	$9.72351	1,064
2012	$9.72351	$10.77897	1,038
2013	$10.77897	$12.06591	962
2014	$12.06591	$10.38823	381
2015	$10.38823	$9.27928	251
2016	$9.27928	$8.47985	123
2017	$8.47985	$10.86629	52
2018	$10.86629	$9.03231	55
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$17.04640	897
2016	$17.04640	$17.67339	48
2017	$17.67339	$22.17898	42
2018	$22.17898	$21.84920	0
MFS® Investors Trust Series - Service Class
2009	$8.75654	$10.85490	4,087
2010	$10.85490	$11.78934	3,740
2011	$11.78934	$11.26892	3,834
2012	$11.26892	$13.11604	3,695
2013	$13.11604	$16.92482	3,266
2014	$16.92482	$18.35350	2,842
2015	$18.35350	$17.96885	693
2016	$17.96885	$19.06515	652
2017	$19.06515	$22.97806	489
2018	$22.97806	$21.22213	457
MFS® New Discovery Series - Service Class
2009	$6.67084	$10.64549	5,377
2010	$10.64549	$14.17517	4,770
2011	$14.17517	$12.42794	4,558
2012	$12.42794	$14.71641	3,674
2013	$14.71641	$20.35655	999
2014	$20.35655	$18.44477	346
2015	$18.44477	$17.67895	290
2016	$17.67895	$18.84126	290
2017	$18.84126	$23.31803	215
2018	$23.31803	$22.44750	215

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$9.11821	$10.51433	16,873
2010	$10.51433	$11.29098	13,631
2011	$11.29098	$11.23533	13,093
2012	$11.23533	$12.20773	12,684
2013	$12.20773	$14.19819	6,739
2014	$14.19819	$15.05258	5,131
2015	$15.05258	$14.65856	4,279
2016	$14.65856	$15.62470	1,552
2017	$15.62470	$17.14726	1,418
2018	$17.14726	$15.80948	1,406
MFS® Value Series - Service Class
2009	$9.48819	$11.38025	2,246
2010	$11.38025	$12.39741	2,145
2011	$12.39741	$12.08713	2,041
2012	$12.08713	$13.71909	1,937
2013	$13.71909	$18.22139	517
2014	$18.22139	$19.66880	168
2015	$19.66880	$19.08564	167
2016	$19.08564	$21.27097	167
2017	$21.27097	$24.45300	167
2018	$24.45300	$21.47081	167
MFS® VIT II High Yield - Service Class
2013	$10.00000	$14.98380	4,199
2014	$14.98380	$15.04850	3,546
2015	$15.04850	$14.08817	4,659
2016	$14.08817	$15.68326	2,613
2017	$15.68326	$16.33332	2,529
2018	$16.33332	$15.48004	2,494
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.01493	$11.34741	2,446
2010	$11.34741	$13.62823	2,214
2011	$13.62823	$12.94352	2,197
2012	$12.94352	$14.45916	1,483
2013	$14.45916	$20.92203	1,983
2014	$20.92203	$21.74094	1,426
2015	$21.74094	$23.84394	1,339
2016	$23.84394	$22.90753	679
2017	$22.90753	$32.05106	595
2018	$32.05106	$33.68460	463
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.68111	$12.18440	20,226
2010	$12.18440	$15.45900	17,238
2011	$15.45900	$16.00016	14,273
2012	$16.00016	$18.11957	9,838
2013	$18.11957	$18.05905	7,340
2014	$18.05905	$22.89442	5,327
2015	$22.89442	$22.85620	3,442
2016	$22.85620	$23.85509	3,268
2017	$23.85509	$24.03989	3,357
2018	$24.03989	$21.67023	2,823

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$6.06333	$7.85502	0
2010	$7.85502	$9.78403	1,447
2011	$9.78403	$9.66399	1,352
2012	$9.66399	$10.99551	334
2013	$10.99551	$14.60712	897
2014	$14.60712	$15.09807	0
2015	$15.09807	$15.72729	942
2016	$15.72729	$15.72608	0
2017	$15.72608	$19.78958	0
2018	$19.78958	$18.16163	0
Oppenheimer Global Fund/VA - Service Shares
2009	$8.82642	$12.04785	17,303
2010	$12.04785	$13.65422	14,202
2011	$13.65422	$12.23429	11,596
2012	$12.23429	$14.49347	6,873
2013	$14.49347	$18.02829	4,025
2014	$18.02829	$18.02176	3,270
2015	$18.02176	$18.30055	2,270
2016	$18.30055	$17.89824	1,036
2017	$17.89824	$23.90228	885
2018	$23.90228	$20.27625	907
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$7.96380	$10.67754	15,659
2010	$10.67754	$12.87027	13,843
2011	$12.87027	$12.30652	11,660
2012	$12.30652	$14.18359	5,710
2013	$14.18359	$19.53683	4,737
2014	$19.53683	$21.36662	3,371
2015	$21.36662	$19.65320	2,987
2016	$19.65320	$22.65363	2,560
2017	$22.65363	$25.27945	1,731
2018	$25.27945	$22.15140	1,659
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.32081	$11.68951	6,222
2010	$11.68951	$12.42313	4,591
2011	$12.42313	$12.99240	3,728
2012	$12.99240	$14.10589	2,370
2013	$14.10589	$13.88602	2,142
2014	$13.88602	$15.11924	1,977
2015	$15.11924	$14.85253	655
2016	$14.85253	$15.49110	634
2017	$15.49110	$15.59496	556
2018	$15.59496	$15.59918	510
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.25051	$11.88737	109,743
2010	$11.88737	$12.58815	97,258
2011	$12.58815	$13.77032	77,395
2012	$13.77032	$14.66819	66,979
2013	$14.66819	$13.04305	57,681
2014	$13.04305	$13.17062	37,282
2015	$13.17062	$12.55161	26,013
2016	$12.55161	$12.93373	6,830
2017	$12.93373	$13.13327	6,173
2018	$13.13327	$12.57987	5,956

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.40663	$12.74515	64,059
2010	$12.74515	$13.49724	59,081
2011	$13.49724	$13.69866	51,186
2012	$13.69866	$14.70403	36,817
2013	$14.70403	$14.12009	30,827
2014	$14.12009	$14.42233	42,782
2015	$14.42233	$14.19004	25,093
2016	$14.19004	$14.27199	6,899
2017	$14.27199	$14.66854	6,051
2018	$14.66854	$14.29128	5,908
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.14750	$9.92686	13,870
2010	$9.92686	$11.27934	12,522
2011	$11.27934	$11.19902	12,448
2012	$11.19902	$12.93301	8,282
2013	$12.93301	$17.84307	6,193
2014	$17.84307	$19.02246	5,144
2015	$19.02246	$20.64439	6,153
2016	$20.64439	$20.33083	3,395
2017	$20.33083	$27.05267	2,734
2018	$27.05267	$26.93503	2,494
T. Rowe Price Equity Income Portfolio - II
2009	$8.20553	$10.06682	27,840
2010	$10.06682	$11.31427	23,674
2011	$11.31427	$10.96979	19,401
2012	$10.96979	$12.56265	12,275
2013	$12.56265	$15.92374	4,907
2014	$15.92374	$16.70521	4,629
2015	$16.70521	$15.20005	5,280
2016	$15.20005	$17.69670	3,316
2017	$17.69670	$20.06347	3,094
2018	$20.06347	$17.74709	2,725
VanEck VIP Emerging Markets Fund - Initial Class
2009	$9.87972	$20.63013	2,624
2010	$20.63013	$25.63154	1,575
2011	$25.63154	$18.64461	1,059
2012	$18.64461	$23.70511	1,485
2013	$23.70511	$26.01024	358
2014	$26.01024	$25.37119	347
2015	$25.37119	$21.37353	340
2016	$21.37353	$20.95807	247
2017	$20.95807	$31.00997	172
2018	$31.00997	$23.23991	168
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$16.84259	$25.98894	9,994
2010	$25.98894	$32.89908	9,244
2011	$32.89908	$26.92416	8,702
2012	$26.92416	$27.26379	6,869
2013	$27.26379	$29.51796	6,579
2014	$29.51796	$23.38879	6,538
2015	$23.38879	$15.24623	3,700
2016	$15.24623	$21.46255	511
2017	$21.46255	$20.66851	456
2018	$20.66851	$14.51973	446

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.82511	$11.86900	12,323
2010	$11.86900	$13.33426	9,916
2011	$13.33426	$13.22759	7,926
2012	$13.22759	$15.29766	2,612
2013	$15.29766	$15.89172	1,745
2014	$15.89172	$15.33096	1,335
2015	$15.33096	$14.10383	555
2016	$14.10383	$15.93724	536
2017	$15.93724	$16.92841	548
2018	$16.92841	$15.89087	514
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
with EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)
Mortality & Expense = 2.00

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.22947	$13.61570	1,983
2010	$13.61570	$15.14643	4,601
2011	$15.14643	$14.73602	2,012
2012	$14.73602	$17.00691	1,971
2013	$17.00691	$22.44246	555
2014	$22.44246	$24.92554	289
2015	$24.92554	$25.84526	265
2016	$25.84526	$25.35982	289
2017	$25.35982	$32.46358	254
2018	$32.46358	$31.66438	237
Alger Large Cap Growth Portfolio - Class S
2009	$6.93907	$10.00323	271
2010	$10.00323	$11.05725	268
2011	$11.05725	$10.74297	265
2012	$10.74297	$11.50312	272
2013	$11.50312	$15.15545	245
2014	$15.15545	$16.40405	231
2015	$16.40405	$16.27682	222
2016	$16.27682	$15.74416	243
2017	$15.74416	$19.72545	218
2018	$19.72545	$19.64447	200
Alger Mid Cap Growth Portfolio - Class S
2009	$6.36163	$9.42385	3,353
2010	$9.42385	$10.96829	3,421
2011	$10.96829	$9.81584	3,589
2012	$9.81584	$11.11707	2,501
2013	$11.11707	$14.73688	2,348
2014	$14.73688	$15.52144	1,965
2015	$15.52144	$14.90763	1,938
2016	$14.90763	$14.66588	2,012
2017	$14.66588	$18.55077	1,871
2018	$18.55077	$16.74677	1,456
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.11209	$7.44979	40
2010	$7.44979	$7.98371	41
2011	$7.98371	$8.20352	40
2012	$8.20352	$9.35635	37
2013	$9.35635	$12.12502	30
2014	$12.12502	$13.26025	28
2015	$13.26025	$12.60946	29
2016	$12.60946	$13.95042	27
2017	$13.95042	$15.68605	25
2018	$15.68605	$13.99375	26

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.48507	$10.69610	5,339
2010	$10.69610	$11.93380	4,968
2011	$11.93380	$11.35472	4,752
2012	$11.35472	$12.47579	4,536
2013	$12.47579	$14.08737	1,772
2014	$14.08737	$14.55539	1,675
2015	$14.55539	$14.24113	1,598
2016	$14.24113	$14.33880	1,604
2017	$14.33880	$15.96928	1,573
2018	$15.96928	$14.75610	1,451
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$9.07855	$12.04028	5,836
2010	$12.04028	$13.78293	5,460
2011	$13.78293	$13.11837	5,899
2012	$13.11837	$14.91513	4,859
2013	$14.91513	$19.12186	2,889
2014	$19.12186	$20.90210	1,185
2015	$20.90210	$20.54813	1,001
2016	$20.54813	$21.67295	987
2017	$21.67295	$25.80217	923
2018	$25.80217	$23.58283	894
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.25100	$9.22008	8,091
2010	$9.22008	$10.37314	2,975
2011	$10.37314	$10.22224	3,658
2012	$10.22224	$11.71384	1,891
2013	$11.71384	$14.65921	915
2014	$14.65921	$15.56831	904
2015	$15.56831	$14.59536	194
2016	$14.59536	$16.82033	172
2017	$16.82033	$18.55302	179
2018	$18.55302	$16.61259	182
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.93892	1,126
2017	$9.93892	$9.79726	1,068
2018	$9.79726	$9.74996	403
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.54356	$10.37112	10,057
2010	$10.37112	$10.16074	9,033
2011	$10.16074	$9.94894	8,566
2012	$9.94894	$9.74042	6,620
2013	$9.74042	$9.53683	6,875
2014	$9.53683	$9.33749	6,061
2015	$9.33749	$9.14232	5,209
2016	$9.14232	$8.95209	5,588
2017	$8.95209	$8.80260	6,268
2018	$8.80260	$8.73819	5,868

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.71420	$8.41141	2,571
2010	$8.41141	$10.19995	2,136
2011	$10.19995	$9.98296	2,695
2012	$9.98296	$11.18043	2,041
2013	$11.18043	$14.88631	736
2014	$14.88631	$16.17871	736
2015	$16.17871	$16.93255	735
2016	$16.93255	$16.66910	735
2017	$16.66910	$22.00425	734
2018	$22.00425	$21.44893	734
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.76361	$9.59959	8,947
2010	$9.59959	$10.78243	5,824
2011	$10.78243	$10.74481	5,859
2012	$10.74481	$12.16292	5,695
2013	$12.16292	$15.70724	3,948
2014	$15.70724	$17.42086	3,697
2015	$17.42086	$17.23964	3,189
2016	$17.23964	$18.83350	3,134
2017	$18.83350	$22.38845	3,007
2018	$22.38845	$20.88128	2,041
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$9.93593	$11.23207	6,423
2010	$11.23207	$11.82623	5,419
2011	$11.82623	$12.39316	4,604
2012	$12.39316	$12.81215	6,424
2013	$12.81215	$12.28373	6,268
2014	$12.28373	$12.70138	3,217
2015	$12.70138	$12.32899	3,182
2016	$12.32899	$12.61131	3,248
2017	$12.61131	$12.84121	3,453
2018	$12.84121	$12.47259	2,758
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$9.15058	$11.30731	4,373
2010	$11.30731	$12.49029	4,191
2011	$12.49029	$10.10791	4,816
2012	$10.10791	$11.91168	4,431
2013	$11.91168	$15.17962	3,690
2014	$15.17962	$13.62779	3,983
2015	$13.62779	$13.78138	2,835
2016	$13.78138	$12.78190	3,046
2017	$12.78190	$16.26855	2,898
2018	$16.26855	$13.52861	2,339
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.69344	1,735
2016	$8.69344	$9.66305	1,661
2017	$9.66305	$10.50888	1,788
2018	$10.50888	$9.21206	1,877

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$8.90828	$11.10160	409
2010	$11.10160	$12.08686	183
2011	$12.08686	$11.05696	483
2012	$11.05696	$11.30384	119
2013	$11.30384	$12.99851	3
2014	$12.99851	$13.08119	3
2015	$13.08119	$12.96788	3
2016	$12.96788	$12.77949	3
2017	$12.77949	$14.37155	3
2018	$14.37155	$12.24963	3
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$9.14164	367
2013	$9.14164	$12.51137	312
2014	$12.51137	$13.24919	256
2015	$13.24919	$13.58709	247
2016	$13.58709	$13.57085	239
2017	$13.57085	$16.87930	201
2018	$16.87930	$15.88184	185
Invesco V.I. Core Equity Fund - Series II
2009	$7.73984	$9.69762	3,963
2010	$9.69762	$10.37220	2,964
2011	$10.37220	$10.12501	2,895
2012	$10.12501	$11.26125	2,774
2013	$11.26125	$14.21498	1,761
2014	$14.21498	$15.00842	1,751
2015	$15.00842	$13.81120	1,764
2016	$13.81120	$14.87679	1,754
2017	$14.87679	$16.44229	1,762
2018	$16.44229	$14.54982	227
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.49950	772
2012	$11.49950	$11.50719	395
2013	$11.50719	$10.94398	66
2014	$10.94398	$11.13003	68
2015	$11.13003	$10.90294	67
2016	$10.90294	$10.78156	70
2017	$10.78156	$10.73828	73
2018	$10.73828	$10.54375	69
Invesco V.I. Growth and Income Fund - Series II
2009	$8.94114	$10.86372	10,965
2010	$10.86372	$11.93243	8,005
2011	$11.93243	$11.41812	7,975
2012	$11.41812	$12.78158	6,919
2013	$12.78158	$16.73876	4,188
2014	$16.73876	$18.02030	3,396
2015	$18.02030	$17.05735	2,218
2016	$17.05735	$19.94495	2,025
2017	$19.94495	$22.27030	2,011
2018	$22.27030	$18.83911	2,175

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.30120	$11.82445	3,173
2010	$11.82445	$13.17132	2,724
2011	$13.17132	$12.05651	2,761
2012	$12.05651	$13.05610	2,318
2013	$13.05610	$16.42035	1,920
2014	$16.42035	$16.74579	1,919
2015	$16.74579	$15.69231	1,008
2016	$15.69231	$17.38596	999
2017	$17.38596	$19.51789	1,001
2018	$19.51789	$16.89141	130
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.38832	$11.31082	1,675
2010	$11.31082	$14.09371	3,034
2011	$14.09371	$12.50667	2,939
2012	$12.50667	$13.66693	2,829
2013	$13.66693	$18.27765	847
2014	$18.27765	$19.27013	847
2015	$19.27013	$19.06196	847
2016	$19.06196	$18.76955	847
2017	$18.76955	$22.44748	847
2018	$22.44748	$20.68496	0
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.68989	$8.22965	4,860
2010	$8.22965	$8.61649	5,990
2011	$8.61649	$8.14946	5,975
2012	$8.14946	$9.38647	5,884
2013	$9.38647	$12.24692	2,659
2014	$12.24692	$12.75535	2,593
2015	$12.75535	$11.15682	1,731
2016	$11.15682	$12.88081	1,605
2017	$12.88081	$14.78514	1,529
2018	$14.78514	$11.67377	1,762
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.66644	$13.11399	5,509
2010	$13.11399	$13.88119	5,233
2011	$13.88119	$13.77446	4,968
2012	$13.77446	$15.28811	4,189
2013	$15.28811	$17.93107	1,518
2014	$17.93107	$19.00077	1,378
2015	$19.00077	$18.67811	1,279
2016	$18.67811	$19.07762	1,185
2017	$19.07762	$22.06744	1,102
2018	$22.06744	$21.69717	901
Janus Henderson Forty Portfolio - Service Shares
2009	$9.79602	$14.00340	620
2010	$14.00340	$14.59780	619
2011	$14.59780	$13.29974	1,081
2012	$13.29974	$16.12625	849
2013	$16.12625	$20.66396	825
2014	$20.66396	$21.94308	775
2015	$21.94308	$24.04674	767
2016	$24.04674	$24.00045	758
2017	$24.00045	$30.54923	750
2018	$30.54923	$30.42160	742

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$10.08501	$13.12348	5,424
2010	$13.12348	$14.82208	4,331
2011	$14.82208	$14.07870	4,570
2012	$14.07870	$15.26974	3,154
2013	$15.26974	$18.80747	1,580
2014	$18.80747	$19.96637	1,460
2015	$19.96637	$18.82571	297
2016	$18.82571	$21.88988	274
2017	$21.88988	$24.35517	242
2018	$24.35517	$20.54819	259
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.81328	$11.94455	1,598
2010	$11.94455	$14.61957	1,557
2011	$14.61957	$9.68428	1,556
2012	$9.68428	$10.73000	1,556
2013	$10.73000	$12.00497	54
2014	$12.00497	$10.33048	3
2015	$10.33048	$9.22299	3
2016	$9.22299	$8.42412	3
2017	$8.42412	$10.78944	3
2018	$10.78944	$8.96389	2
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$16.94312	1,274
2016	$16.94312	$17.55737	1,313
2017	$17.55737	$22.02229	1,200
2018	$22.02229	$21.68386	1,133
MFS® Investors Trust Series - Service Class
2009	$8.73461	$10.82219	1,337
2010	$10.82219	$11.74783	1,213
2011	$11.74783	$11.22351	1,043
2012	$11.22351	$13.05652	902
2013	$13.05652	$16.83940	610
2014	$16.83940	$18.25157	0
2015	$18.25157	$17.85994	0
2016	$17.85994	$18.93995	0
2017	$18.93995	$22.81567	0
2018	$22.81567	$21.06147	0
MFS® New Discovery Series - Service Class
2009	$6.65411	$10.61336	2,483
2010	$10.61336	$14.12519	3,909
2011	$14.12519	$12.37780	3,841
2012	$12.37780	$14.64954	3,317
2013	$14.64954	$20.25372	1,253
2014	$20.25372	$18.34222	1,253
2015	$18.34222	$17.57167	1,029
2016	$17.57167	$18.71740	1,029
2017	$18.71740	$23.15308	1,029
2018	$23.15308	$22.27742	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$9.09539	$10.48266	10,700
2010	$10.48266	$11.25124	7,267
2011	$11.25124	$11.19009	6,824
2012	$11.19009	$12.15234	6,209
2013	$12.15234	$14.12656	3,354
2014	$14.12656	$14.96900	3,070
2015	$14.96900	$14.56972	2,726
2016	$14.56972	$15.52210	2,587
2017	$15.52210	$17.02607	2,377
2018	$17.02607	$15.68979	1,391
MFS® Value Series - Service Class
2009	$9.46445	$11.34597	1,559
2010	$11.34597	$12.35376	1,111
2011	$12.35376	$12.03845	1,032
2012	$12.03845	$13.65685	959
2013	$13.65685	$18.12948	0
2014	$18.12948	$19.55959	0
2015	$19.55959	$18.96999	0
2016	$18.96999	$21.13133	0
2017	$21.13133	$24.28024	0
2018	$24.28024	$21.30832	0
MFS® VIT II High Yield - Service Class
2013	$10.00000	$14.90817	857
2014	$14.90817	$14.96489	229
2015	$14.96489	$14.00274	36
2016	$14.00274	$15.58023	36
2017	$15.58023	$16.21785	8
2018	$16.21785	$15.36282	0
Morgan Stanley VIF Growth Portfolio, Class II
2009	$6.99735	$11.31320	2,172
2010	$11.31320	$13.58022	1,591
2011	$13.58022	$12.89134	1,594
2012	$12.89134	$14.39351	1,208
2013	$14.39351	$20.81640	84
2014	$20.81640	$21.62015	37
2015	$21.62015	$23.69938	37
2016	$23.69938	$22.75706	37
2017	$22.75706	$31.82450	8
2018	$31.82450	$33.42955	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.65686	$12.14766	2,547
2010	$12.14766	$15.40452	2,238
2011	$15.40452	$15.93566	2,373
2012	$15.93566	$18.03731	1,697
2013	$18.03731	$17.96788	219
2014	$17.96788	$22.76721	157
2015	$22.76721	$22.71760	63
2016	$22.71760	$23.69837	63
2017	$23.69837	$23.86991	42
2018	$23.86991	$21.50611	37

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$6.05197	$7.83631	523
2010	$7.83631	$9.75574	2,804
2011	$9.75574	$9.63115	2,573
2012	$9.63115	$10.95253	2,360
2013	$10.95253	$14.54259	1,669
2014	$14.54259	$15.02370	0
2015	$15.02370	$15.64182	0
2016	$15.64182	$15.63265	0
2017	$15.63265	$19.66211	0
2018	$19.66211	$18.03550	0
Oppenheimer Global Fund/VA - Service Shares
2009	$8.80433	$12.01156	5,293
2010	$12.01156	$13.60616	6,574
2011	$13.60616	$12.18501	6,427
2012	$12.18501	$14.42771	5,383
2013	$14.42771	$17.93732	1,486
2014	$17.93732	$17.92168	1,473
2015	$17.92168	$18.18962	708
2016	$18.18962	$17.78068	717
2017	$17.78068	$23.73333	631
2018	$23.73333	$20.12272	598
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$7.94385	$10.64537	4,884
2010	$10.64537	$12.82494	4,510
2011	$12.82494	$12.25693	4,369
2012	$12.25693	$14.11920	3,783
2013	$14.11920	$19.43823	1,595
2014	$19.43823	$21.24794	1,556
2015	$21.24794	$19.53406	664
2016	$19.53406	$22.50484	624
2017	$22.50484	$25.10077	632
2018	$25.10077	$21.98368	639
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.29500	$11.65432	1,204
2010	$11.65432	$12.37941	1,213
2011	$12.37941	$12.94010	1,135
2012	$12.94010	$14.04192	1,141
2013	$14.04192	$13.81598	1,311
2014	$13.81598	$15.03531	1,265
2015	$15.03531	$14.76255	989
2016	$14.76255	$15.38941	1,000
2017	$15.38941	$15.48479	1,126
2018	$15.48479	$15.48114	1,052
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.22483	$11.85154	6,080
2010	$11.85154	$12.54381	9,891
2011	$12.54381	$13.71484	5,329
2012	$13.71484	$14.60161	5,449
2013	$14.60161	$12.97722	2,808
2014	$12.97722	$13.09746	2,789
2015	$13.09746	$12.47553	2,606
2016	$12.47553	$12.84878	2,621
2017	$12.84878	$13.04045	2,648
2018	$13.04045	$12.48464	1,054

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.37805	$12.70673	6,216
2010	$12.70673	$13.44969	6,982
2011	$13.44969	$13.64346	3,449
2012	$13.64346	$14.63729	4,378
2013	$14.63729	$14.04883	3,476
2014	$14.04883	$14.34222	3,390
2015	$14.34222	$14.10402	3,316
2016	$14.10402	$14.17826	3,301
2017	$14.17826	$14.56486	3,307
2018	$14.56486	$14.18309	3,213
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.12960	$9.89694	5,969
2010	$9.89694	$11.23961	3,905
2011	$11.23961	$11.15389	3,643
2012	$11.15389	$12.87431	3,535
2013	$12.87431	$17.75302	2,631
2014	$17.75302	$18.91680	2,512
2015	$18.91680	$20.51924	1,703
2016	$20.51924	$20.19730	1,821
2017	$20.19730	$26.86146	1,568
2018	$26.86146	$26.73109	1,455
T. Rowe Price Equity Income Portfolio - II
2009	$8.18497	$10.03648	11,529
2010	$10.03648	$11.27442	8,979
2011	$11.27442	$10.92560	8,687
2012	$10.92560	$12.50565	7,853
2013	$12.50565	$15.84339	5,577
2014	$15.84339	$16.61243	4,765
2015	$16.61243	$15.10791	3,761
2016	$15.10791	$17.58047	3,462
2017	$17.58047	$19.92166	3,394
2018	$19.92166	$17.61273	3,501
VanEck VIP Emerging Markets Fund - Initial Class
2009	$9.85499	$20.56802	1,715
2010	$20.56802	$25.54134	3,485
2011	$25.54134	$18.56952	1,965
2012	$18.56952	$23.59757	1,921
2013	$23.59757	$25.87902	364
2014	$25.87902	$25.23030	2
2015	$25.23030	$21.24397	2
2016	$21.24397	$20.82043	2
2017	$20.82043	$30.79081	2
2018	$30.79081	$23.06397	2
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$16.80043	$25.91066	1,612
2010	$25.91066	$32.78327	2,593
2011	$32.78327	$26.81571	1,214
2012	$26.81571	$27.14005	1,183
2013	$27.14005	$29.36900	355
2014	$29.36900	$23.25885	331
2015	$23.25885	$15.15376	2
2016	$15.15376	$21.32150	2
2017	$21.32150	$20.52234	1
2018	$20.52234	$14.40973	1

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.80552	$11.83326	3,715
2010	$11.83326	$13.28733	3,300
2011	$13.28733	$13.17431	3,215
2012	$13.17431	$15.22826	2,775
2013	$15.22826	$15.81154	3,045
2014	$15.81154	$15.24582	2,703
2015	$15.24582	$14.01834	2,407
2016	$14.01834	$15.83259	2,249
2017	$15.83259	$16.80878	2,375
2018	$16.80878	$15.77057	2,337
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)
Mortality & Expense = 2.05

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.20635	$13.57466	0
2010	$13.57466	$15.09308	0
2011	$15.09308	$14.67662	0
2012	$14.67662	$16.92969	0
2013	$16.92969	$22.32915	0
2014	$22.32915	$24.78703	0
2015	$24.78703	$25.68850	0
2016	$25.68850	$25.19317	0
2017	$25.19317	$32.23400	0
2018	$32.23400	$31.42451	0
Alger Large Cap Growth Portfolio - Class S
2009	$6.92168	$9.97309	0
2010	$9.97309	$11.01831	0
2011	$11.01831	$10.69967	0
2012	$10.69967	$11.45089	0
2013	$11.45089	$15.07893	0
2014	$15.07893	$16.31288	0
2015	$16.31288	$16.17809	0
2016	$16.17809	$15.64070	0
2017	$15.64070	$19.58595	0
2018	$19.58595	$19.49566	0
Alger Mid Cap Growth Portfolio - Class S
2009	$6.34569	$9.39543	0
2010	$9.39543	$10.92963	0
2011	$10.92963	$9.77626	0
2012	$9.77626	$11.06658	0
2013	$11.06658	$14.66246	0
2014	$14.66246	$15.43518	0
2015	$15.43518	$14.81720	0
2016	$14.81720	$14.56950	0
2017	$14.56950	$18.41957	0
2018	$18.41957	$16.61989	0
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.10684	$7.43959	0
2010	$7.43959	$7.96871	0
2011	$7.96871	$8.18393	0
2012	$8.18393	$9.32923	0
2013	$9.32923	$12.08370	0
2014	$12.08370	$13.20831	0
2015	$13.20831	$12.55366	0
2016	$12.55366	$13.88162	0
2017	$13.88162	$15.60083	0
2018	$15.60083	$13.91067	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.46382	$10.66387	0
2010	$10.66387	$11.89177	0
2011	$11.89177	$11.30895	0
2012	$11.30895	$12.41915	0
2013	$12.41915	$14.01626	0
2014	$14.01626	$14.47451	0
2015	$14.47451	$14.15476	0
2016	$14.15476	$14.24458	0
2017	$14.24458	$15.85634	0
2018	$15.85634	$14.64431	0
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$9.05579	$12.00397	2,248
2010	$12.00397	$13.73434	2,210
2011	$13.73434	$13.06546	2,016
2012	$13.06546	$14.84736	1,815
2013	$14.84736	$19.02526	1,631
2014	$19.02526	$20.78588	1,480
2015	$20.78588	$20.42345	1,334
2016	$20.42345	$21.53049	547
2017	$21.53049	$25.61965	351
2018	$25.61965	$23.40414	139
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.23283	$9.19228	324
2010	$9.19228	$10.33659	0
2011	$10.33659	$10.18103	0
2012	$10.18103	$11.66064	0
2013	$11.66064	$14.58518	0
2014	$14.58518	$15.48178	0
2015	$15.48178	$14.50681	0
2016	$14.50681	$16.70979	0
2017	$16.70979	$18.42179	0
2018	$18.42179	$16.48673	0
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.93726	0
2017	$9.93726	$9.79070	116
2018	$9.79070	$9.73851	0
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.51720	$10.33991	2,566
2010	$10.33991	$10.12499	1,882
2011	$10.12499	$9.90888	4,184
2012	$9.90888	$9.69624	3,750
2013	$9.69624	$9.48872	2,712
2014	$9.48872	$9.28564	810
2015	$9.28564	$9.08691	770
2016	$9.08691	$8.89329	729
2017	$8.89329	$8.74037	695
2018	$8.74037	$8.67202	46

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.69738	$8.38605	0
2010	$8.38605	$10.16401	0
2011	$10.16401	$9.94270	0
2012	$9.94270	$11.12965	0
2013	$11.12965	$14.81113	0
2014	$14.81113	$16.08879	0
2015	$16.08879	$16.82984	0
2016	$16.82984	$16.55955	0
2017	$16.55955	$21.84864	0
2018	$21.84864	$21.28644	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.74415	$9.57063	3,053
2010	$9.57063	$10.74442	2,460
2011	$10.74442	$10.70149	1,946
2012	$10.70149	$12.10769	1,714
2013	$12.10769	$15.62795	1,405
2014	$15.62795	$17.32403	964
2015	$17.32403	$17.13507	846
2016	$17.13507	$18.70974	230
2017	$18.70974	$22.23012	70
2018	$22.23012	$20.72310	41
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$9.91102	$11.19819	87
2010	$11.19819	$11.78453	0
2011	$11.78453	$12.34318	0
2012	$12.34318	$12.75395	0
2013	$12.75395	$12.22167	0
2014	$12.22167	$12.63075	0
2015	$12.63075	$12.25415	0
2016	$12.25415	$12.52837	0
2017	$12.52837	$12.75032	0
2018	$12.75032	$12.37803	0
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$9.12763	$11.27320	1,620
2010	$11.27320	$12.44627	1,478
2011	$12.44627	$10.06713	1,398
2012	$10.06713	$11.85754	1,253
2013	$11.85754	$15.10294	1,134
2014	$15.10294	$13.55203	1,038
2015	$13.55203	$13.69775	945
2016	$13.69775	$12.69786	391
2017	$12.69786	$16.15343	266
2018	$16.15343	$13.42607	18
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.69046	0
2016	$8.69046	$9.65482	0
2017	$9.65482	$10.49464	0
2018	$10.49464	$9.19493	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$8.88596	$11.06814	0
2010	$11.06814	$12.04429	0
2011	$12.04429	$11.01241	0
2012	$11.01241	$11.25254	0
2013	$11.25254	$12.93291	0
2014	$12.93291	$13.00854	0
2015	$13.00854	$12.88927	0
2016	$12.88927	$12.69554	0
2017	$12.69554	$14.26995	0
2018	$14.26995	$12.15686	0
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$9.10010	265
2013	$9.10010	$12.44817	172
2014	$12.44817	$13.17552	0
2015	$13.17552	$13.50462	0
2016	$13.50462	$13.48162	0
2017	$13.48162	$16.75986	0
2018	$16.75986	$15.76147	0
Invesco V.I. Core Equity Fund - Series II
2009	$7.72925	$9.67942	0
2010	$9.67942	$10.34744	0
2011	$10.34744	$10.09570	0
2012	$10.09570	$11.22290	0
2013	$11.22290	$14.15936	0
2014	$14.15936	$14.94205	0
2015	$14.94205	$13.74309	0
2016	$13.74309	$14.79588	0
2017	$14.79588	$16.34462	0
2018	$16.34462	$14.45605	0
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.45315	0
2012	$11.45315	$11.45494	0
2013	$11.45494	$10.88872	0
2014	$10.88872	$11.06815	0
2015	$11.06815	$10.83680	0
2016	$10.83680	$10.71069	0
2017	$10.71069	$10.66233	0
2018	$10.66233	$10.46388	0
Invesco V.I. Growth and Income Fund - Series II
2009	$8.91874	$10.83098	1,742
2010	$10.83098	$11.89040	1,557
2011	$11.89040	$11.37211	1,387
2012	$11.37211	$12.72355	1,225
2013	$12.72355	$16.65426	1,084
2014	$16.65426	$17.92017	957
2015	$17.92017	$16.95391	834
2016	$16.95391	$19.81391	258
2017	$19.81391	$22.11283	97
2018	$22.11283	$18.69642	57

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.27790	$11.78880	436
2010	$11.78880	$13.12492	415
2011	$13.12492	$12.00791	326
2012	$12.00791	$12.99680	280
2013	$12.99680	$16.33742	203
2014	$16.33742	$16.65271	78
2015	$16.65271	$15.59711	63
2016	$15.59711	$17.27169	47
2017	$17.27169	$19.37983	33
2018	$19.37983	$16.76341	19
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.36979	$11.27671	0
2010	$11.27671	$14.04403	0
2011	$14.04403	$12.45622	0
2012	$12.45622	$13.60483	0
2013	$13.60483	$18.18530	0
2014	$18.18530	$19.16297	0
2015	$19.16297	$18.94628	0
2016	$18.94628	$18.64613	0
2017	$18.64613	$22.28863	0
2018	$22.28863	$20.52816	0
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.67561	$8.20481	0
2010	$8.20481	$8.58609	0
2011	$8.58609	$8.11657	0
2012	$8.11657	$9.34381	0
2013	$9.34381	$12.18503	0
2014	$12.18503	$12.68440	0
2015	$12.68440	$11.08909	0
2016	$11.08909	$12.79610	0
2017	$12.79610	$14.68051	0
2018	$14.68051	$11.58528	0
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.63970	$13.07443	334
2010	$13.07443	$13.83225	348
2011	$13.83225	$13.71892	0
2012	$13.71892	$15.21866	0
2013	$15.21866	$17.84050	0
2014	$17.84050	$18.89512	0
2015	$18.89512	$18.56477	0
2016	$18.56477	$18.95218	0
2017	$18.95218	$21.91129	0
2018	$21.91129	$21.53273	0
Janus Henderson Forty Portfolio - Service Shares
2009	$9.77147	$13.96117	0
2010	$13.96117	$14.54635	1,269
2011	$14.54635	$13.24610	1,143
2012	$13.24610	$16.05299	1,024
2013	$16.05299	$20.55959	922
2014	$20.55959	$21.82111	831
2015	$21.82111	$23.90085	743
2016	$23.90085	$23.84269	137
2017	$23.84269	$30.33313	0
2018	$30.33313	$30.19110	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$10.05973	$13.08391	1,223
2010	$13.08391	$14.76985	1,104
2011	$14.76985	$14.02195	995
2012	$14.02195	$15.20040	891
2013	$15.20040	$18.71250	803
2014	$18.71250	$19.85542	723
2015	$19.85542	$18.71153	646
2016	$18.71153	$21.74602	117
2017	$21.74602	$24.18293	0
2018	$24.18293	$20.39253	0
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.79619	$11.90851	147
2010	$11.90851	$14.56801	132
2011	$14.56801	$9.64520	0
2012	$9.64520	$10.68125	0
2013	$10.68125	$11.94431	0
2014	$11.94431	$10.27303	0
2015	$10.27303	$9.16700	0
2016	$9.16700	$8.36871	0
2017	$8.36871	$10.71308	0
2018	$10.71308	$8.89592	0
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$16.84029	0
2016	$16.84029	$17.44193	0
2017	$17.44193	$21.86647	0
2018	$21.86647	$21.51952	0
MFS® Investors Trust Series - Service Class
2009	$8.71271	$10.78955	1,227
2010	$10.78955	$11.70641	1,266
2011	$11.70641	$11.17824	751
2012	$11.17824	$12.99721	650
2013	$12.99721	$16.75436	422
2014	$16.75436	$18.15011	0
2015	$18.15011	$17.75159	0
2016	$17.75159	$18.81546	0
2017	$18.81546	$22.65429	0
2018	$22.65429	$20.90190	0
MFS® New Discovery Series - Service Class
2009	$6.63744	$10.58137	416
2010	$10.58137	$14.07543	349
2011	$14.07543	$12.32791	195
2012	$12.32791	$14.58303	169
2013	$14.58303	$20.15147	109
2014	$20.15147	$18.24030	0
2015	$18.24030	$17.46511	0
2016	$17.46511	$18.59442	0
2017	$18.59442	$22.98936	0
2018	$22.98936	$22.10868	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$9.07260	$10.45106	640
2010	$10.45106	$11.21159	429
2011	$11.21159	$11.14498	0
2012	$11.14498	$12.09714	0
2013	$12.09714	$14.05521	0
2014	$14.05521	$14.88579	0
2015	$14.88579	$14.48133	0
2016	$14.48133	$15.42007	0
2017	$15.42007	$16.90564	0
2018	$16.90564	$15.57091	0
MFS® Value Series - Service Class
2009	$9.44073	$11.31176	0
2010	$11.31176	$12.31023	0
2011	$12.31023	$11.98991	0
2012	$11.98991	$13.59482	0
2013	$13.59482	$18.03793	0
2014	$18.03793	$19.45089	0
2015	$19.45089	$18.85492	0
2016	$18.85492	$20.99245	0
2017	$20.99245	$24.10852	0
2018	$24.10852	$21.14689	0
MFS® VIT II High Yield - Service Class
2013	$10.00000	$14.83291	100
2014	$14.83291	$14.88175	0
2015	$14.88175	$13.91784	0
2016	$13.91784	$15.47789	0
2017	$15.47789	$16.10320	0
2018	$16.10320	$15.24648	0
Morgan Stanley VIF Growth Portfolio, Class II
2009	$6.97980	$11.27908	0
2010	$11.27908	$13.53236	0
2011	$13.53236	$12.83937	0
2012	$12.83937	$14.32815	0
2013	$14.32815	$20.71130	0
2014	$20.71130	$21.50000	0
2015	$21.50000	$23.55563	0
2016	$23.55563	$22.60750	0
2017	$22.60750	$31.59942	0
2018	$31.59942	$33.17630	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.63265	$12.11099	1,238
2010	$12.11099	$15.35020	1,035
2011	$15.35020	$15.87137	734
2012	$15.87137	$17.95533	664
2013	$17.95533	$17.87708	573
2014	$17.87708	$22.64062	440
2015	$22.64062	$22.57975	415
2016	$22.57975	$23.54259	390
2017	$23.54259	$23.70106	368
2018	$23.70106	$21.34315	29

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$6.04059	$7.81758	0
2010	$7.81758	$9.72747	0
2011	$9.72747	$9.59834	0
2012	$9.59834	$10.90963	0
2013	$10.90963	$14.47825	0
2014	$14.47825	$14.94959	0
2015	$14.94959	$15.55671	0
2016	$15.55671	$15.53966	0
2017	$15.53966	$19.53531	0
2018	$19.53531	$17.91011	0
Oppenheimer Global Fund/VA - Service Shares
2009	$8.78226	$11.97534	591
2010	$11.97534	$13.55819	583
2011	$13.55819	$12.13586	344
2012	$12.13586	$14.36216	297
2013	$14.36216	$17.84672	193
2014	$17.84672	$17.82203	0
2015	$17.82203	$18.07925	0
2016	$18.07925	$17.66381	0
2017	$17.66381	$23.56547	0
2018	$23.56547	$19.97026	0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$7.92393	$10.61325	1,548
2010	$10.61325	$12.77971	1,388
2011	$12.77971	$12.20747	1,240
2012	$12.20747	$14.05505	1,100
2013	$14.05505	$19.34004	978
2014	$19.34004	$21.12979	869
2015	$21.12979	$19.41552	763
2016	$19.41552	$22.35689	201
2017	$22.35689	$24.92318	60
2018	$24.92318	$21.81708	35
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.26919	$11.61918	0
2010	$11.61918	$12.33578	0
2011	$12.33578	$12.88792	0
2012	$12.88792	$13.97812	0
2013	$13.97812	$13.74618	0
2014	$13.74618	$14.95172	0
2015	$14.95172	$14.67298	0
2016	$14.67298	$15.28823	0
2017	$15.28823	$15.37523	0
2018	$15.37523	$15.36381	0
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.19920	$11.81580	1,478
2010	$11.81580	$12.49960	1,292
2011	$12.49960	$13.65954	1,152
2012	$13.65954	$14.53529	1,055
2013	$14.53529	$12.91167	999
2014	$12.91167	$13.02464	917
2015	$13.02464	$12.39982	838
2016	$12.39982	$12.76430	510
2017	$12.76430	$12.94816	409
2018	$12.94816	$12.39000	44

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.34957	$12.66845	2,475
2010	$12.66845	$13.40232	2,438
2011	$13.40232	$13.58848	1,568
2012	$13.58848	$14.57084	1,396
2013	$14.57084	$13.97790	1,079
2014	$13.97790	$14.26253	502
2015	$14.26253	$14.01849	465
2016	$14.01849	$14.08510	426
2017	$14.08510	$14.46187	393
2018	$14.46187	$14.07567	45
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.11174	$9.86711	1,426
2010	$9.86711	$11.20002	1,319
2011	$11.20002	$11.10893	676
2012	$11.10893	$12.81585	585
2013	$12.81585	$17.66340	379
2014	$17.66340	$18.81169	0
2015	$18.81169	$20.39481	0
2016	$20.39481	$20.06459	0
2017	$20.06459	$26.67154	0
2018	$26.67154	$26.52863	0
T. Rowe Price Equity Income Portfolio - II
2009	$8.16445	$10.00620	1,636
2010	$10.00620	$11.23467	1,427
2011	$11.23467	$10.88152	1,316
2012	$10.88152	$12.44882	1,192
2013	$12.44882	$15.76335	1,071
2014	$15.76335	$16.52006	985
2015	$16.52006	$15.01623	902
2016	$15.01623	$17.46488	336
2017	$17.46488	$19.78071	209
2018	$19.78071	$17.47924	0
VanEck VIP Emerging Markets Fund - Initial Class
2009	$9.83029	$20.50602	173
2010	$20.50602	$25.45137	154
2011	$25.45137	$18.49466	69
2012	$18.49466	$23.49039	60
2013	$23.49039	$25.74833	39
2014	$25.74833	$25.09006	0
2015	$25.09006	$21.11509	0
2016	$21.11509	$20.68358	0
2017	$20.68358	$30.57303	0
2018	$30.57303	$22.88922	0
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$16.75834	$25.83254	0
2010	$25.83254	$32.66774	0
2011	$32.66774	$26.70756	0
2012	$26.70756	$27.01677	0
2013	$27.01677	$29.22066	0
2014	$29.22066	$23.12952	0
2015	$23.12952	$15.06178	0
2016	$15.06178	$21.18130	0
2017	$21.18130	$20.37711	0
2018	$20.37711	$14.30051	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.78597	$11.79759	837
2010	$11.79759	$13.24051	751
2011	$13.24051	$13.12121	671
2012	$13.12121	$15.15911	595
2013	$15.15911	$15.73170	529
2014	$15.73170	$15.16108	469
2015	$15.16108	$13.93330	412
2016	$13.93330	$15.72853	116
2017	$15.72853	$16.68988	35
2018	$16.68988	$15.65107	21
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.05% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT*
SUB-ACCOUNT*
with EPB (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)
Mortality & Expense = 2.15

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.16024	$13.49289	0
2010	$13.49289	$14.98684	0
2011	$14.98684	$14.55845	0
2012	$14.55845	$16.77618	0
2013	$16.77618	$22.10411	0
2014	$22.10411	$24.51214	0
2015	$24.51214	$25.37767	0
2016	$25.37767	$24.86296	0
2017	$24.86296	$31.77945	0
2018	$31.77945	$30.94996	0
Alger Large Cap Growth Portfolio - Class S
2009	$6.88700	$9.91300	0
2010	$9.91300	$10.94075	0
2011	$10.94075	$10.61352	0
2012	$10.61352	$11.34706	0
2013	$11.34706	$14.92693	0
2014	$14.92693	$16.13196	0
2015	$16.13196	$15.98232	0
2016	$15.98232	$15.43568	0
2017	$15.43568	$19.30973	0
2018	$19.30973	$19.20122	0
Alger Mid Cap Growth Portfolio - Class S
2009	$6.31387	$9.33876	18,946
2010	$9.33876	$10.85262	0
2011	$10.85262	$9.69747	0
2012	$9.69747	$10.96614	0
2013	$10.96614	$14.51454	0
2014	$14.51454	$15.26384	0
2015	$15.26384	$14.63774	0
2016	$14.63774	$14.37837	0
2017	$14.37837	$18.15961	0
2018	$18.15961	$16.36871	0
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.09634	$7.41921	0
2010	$7.41921	$7.93876	0
2011	$7.93876	$8.14487	0
2012	$8.14487	$9.27519	0
2013	$9.27519	$12.00145	0
2014	$12.00145	$13.10500	0
2015	$13.10500	$12.44274	0
2016	$12.44274	$13.74494	0
2017	$13.74494	$15.43165	0
2018	$15.43165	$13.74586	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.42141	$10.59961	109
2010	$10.59961	$11.80805	108
2011	$11.80805	$11.21789	109
2012	$11.21789	$12.30651	113
2013	$12.30651	$13.87496	123
2014	$13.87496	$14.31394	124
2015	$14.31394	$13.98342	126
2016	$13.98342	$14.05781	130
2017	$14.05781	$15.63267	140
2018	$15.63267	$14.42310	144
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$9.01044	$11.93165	1,704
2010	$11.93165	$13.63766	1,549
2011	$13.63766	$12.96025	1,428
2012	$12.96025	$14.71272	1,134
2013	$14.71272	$18.83349	1,057
2014	$18.83349	$20.55535	993
2015	$20.55535	$20.17630	928
2016	$20.17630	$21.24826	925
2017	$21.24826	$25.25834	815
2018	$25.25834	$23.05066	535
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.19659	$9.13687	8,329
2010	$9.13687	$10.26378	7,490
2011	$10.26378	$10.09900	5,648
2012	$10.09900	$11.55485	5,322
2013	$11.55485	$14.43811	4,931
2014	$14.43811	$15.31001	4,672
2015	$15.31001	$14.33119	4,438
2016	$14.33119	$16.49066	4,088
2017	$16.49066	$18.16189	3,612
2018	$18.16189	$16.23763	2,890
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.93393	1,547
2017	$9.93393	$9.77753	931
2018	$9.77753	$9.71555	0
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.46453	$10.27762	4,430
2010	$10.27762	$10.05371	4,467
2011	$10.05371	$9.82910	2,972
2012	$9.82910	$9.60831	3,233
2013	$9.60831	$9.39306	3,670
2014	$9.39306	$9.18263	3,799
2015	$9.18263	$8.97691	2,795
2016	$8.97691	$8.77669	2,959
2017	$8.77669	$8.61708	2,885
2018	$8.61708	$8.54103	2,197

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.66382	$8.33551	0
2010	$8.33551	$10.09245	0
2011	$10.09245	$9.86264	0
2012	$9.86264	$11.02872	0
2013	$11.02872	$14.66184	0
2014	$14.66184	$15.91034	0
2015	$15.91034	$16.62616	0
2016	$16.62616	$16.34247	0
2017	$16.34247	$21.54050	0
2018	$21.54050	$20.96494	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.70535	$9.51294	1,113
2010	$9.51294	$10.66876	1,102
2011	$10.66876	$10.61529	136
2012	$10.61529	$11.99787	130
2013	$11.99787	$15.47036	105
2014	$15.47036	$17.13183	97
2015	$17.13183	$16.92765	0
2016	$16.92765	$18.46442	0
2017	$18.46442	$21.91652	0
2018	$21.91652	$20.41003	0
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$9.86139	$11.13074	2,068
2010	$11.13074	$11.70160	1,842
2011	$11.70160	$12.24381	1,833
2012	$12.24381	$12.63832	246
2013	$12.63832	$12.09849	268
2014	$12.09849	$12.49069	268
2015	$12.49069	$12.10588	0
2016	$12.10588	$12.36417	0
2017	$12.36417	$12.57053	0
2018	$12.57053	$12.19112	0
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$9.08192	$11.20526	1,129
2010	$11.20526	$12.35861	1,004
2011	$12.35861	$9.98601	1,039
2012	$9.98601	$11.74997	946
2013	$11.74997	$14.95063	854
2014	$14.95063	$13.40165	956
2015	$13.40165	$13.53191	829
2016	$13.53191	$12.53135	941
2017	$12.53135	$15.92555	707
2018	$15.92555	$13.22324	710
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.68452	0
2016	$8.68452	$9.63838	0
2017	$9.63838	$10.46621	0
2018	$10.46621	$9.16070	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$8.84144	$11.00144	799
2010	$11.00144	$11.95948	796
2011	$11.95948	$10.92371	0
2012	$10.92371	$11.15047	0
2013	$11.15047	$12.80250	0
2014	$12.80250	$12.86420	0
2015	$12.86420	$12.73323	0
2016	$12.73323	$12.52906	0
2017	$12.52906	$14.06863	0
2018	$14.06863	$11.97320	0
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$9.01757	0
2013	$9.01757	$12.32269	0
2014	$12.32269	$13.02939	0
2015	$13.02939	$13.34120	0
2016	$13.34120	$13.30490	0
2017	$13.30490	$16.52351	0
2018	$16.52351	$15.52343	0
Invesco V.I. Core Equity Fund - Series II
2009	$7.70810	$9.64307	0
2010	$9.64307	$10.29805	0
2011	$10.29805	$10.03728	0
2012	$10.03728	$11.14653	0
2013	$11.14653	$14.04864	0
2014	$14.04864	$14.81006	0
2015	$14.81006	$13.60777	0
2016	$13.60777	$14.63527	0
2017	$14.63527	$16.15090	0
2018	$16.15090	$14.27022	0
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.36092	267
2012	$11.36092	$11.35105	267
2013	$11.35105	$10.77894	267
2014	$10.77894	$10.94538	267
2015	$10.94538	$10.70564	267
2016	$10.70564	$10.57027	267
2017	$10.57027	$10.51193	267
2018	$10.51193	$10.30582	0
Invesco V.I. Growth and Income Fund - Series II
2009	$8.87405	$10.76571	6,552
2010	$10.76571	$11.80667	5,971
2011	$11.80667	$11.28051	5,332
2012	$11.28051	$12.60814	5,132
2013	$12.60814	$16.48636	4,569
2014	$16.48636	$17.72137	4,279
2015	$17.72137	$16.74869	3,952
2016	$16.74869	$19.55413	3,610
2017	$19.55413	$21.80090	3,176
2018	$21.80090	$18.41398	2,650

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.23143	$11.71776	1,268
2010	$11.71776	$13.03249	1,264
2011	$13.03249	$11.91119	350
2012	$11.91119	$12.87891	357
2013	$12.87891	$16.17270	352
2014	$16.17270	$16.46796	356
2015	$16.46796	$15.40830	356
2016	$15.40830	$17.04520	357
2017	$17.04520	$19.10641	361
2018	$19.10641	$16.51014	120
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.33288	$11.20875	0
2010	$11.20875	$13.94515	0
2011	$13.94515	$12.35590	0
2012	$12.35590	$13.48143	0
2013	$13.48143	$18.00196	0
2014	$18.00196	$18.95037	0
2015	$18.95037	$18.71692	0
2016	$18.71692	$18.40164	0
2017	$18.40164	$21.97422	0
2018	$21.97422	$20.21805	0
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.64717	$8.15535	1,086
2010	$8.15535	$8.52560	1,087
2011	$8.52560	$8.05117	80
2012	$8.05117	$9.25902	75
2013	$9.25902	$12.06214	73
2014	$12.06214	$12.54366	72
2015	$12.54366	$10.95484	79
2016	$10.95484	$12.62830	80
2017	$12.62830	$14.47338	76
2018	$14.47338	$11.41023	80
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.58642	$12.99568	0
2010	$12.99568	$13.73490	0
2011	$13.73490	$13.60847	0
2012	$13.60847	$15.08068	0
2013	$15.08068	$17.66069	0
2014	$17.66069	$18.68558	0
2015	$18.68558	$18.34013	0
2016	$18.34013	$18.70378	0
2017	$18.70378	$21.60230	0
2018	$21.60230	$21.20755	0
Janus Henderson Forty Portfolio - Service Shares
2009	$9.72253	$13.87707	0
2010	$13.87707	$14.44395	0
2011	$14.44395	$13.13944	0
2012	$13.13944	$15.90743	0
2013	$15.90743	$20.35235	0
2014	$20.35235	$21.57907	0
2015	$21.57907	$23.61160	0
2016	$23.61160	$23.53014	0
2017	$23.53014	$29.90534	0
2018	$29.90534	$29.73512	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$10.00934	$13.00506	521
2010	$13.00506	$14.66586	506
2011	$14.66586	$13.90902	509
2012	$13.90902	$15.06253	259
2013	$15.06253	$18.52385	223
2014	$18.52385	$19.63515	228
2015	$19.63515	$18.48504	233
2016	$18.48504	$21.46093	214
2017	$21.46093	$23.84182	0
2018	$23.84182	$20.08448	0
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.76216	$11.83677	0
2010	$11.83677	$14.46547	0
2011	$14.46547	$9.56753	0
2012	$9.56753	$10.58437	0
2013	$10.58437	$11.82390	0
2014	$11.82390	$10.15906	0
2015	$10.15906	$9.05602	0
2016	$9.05602	$8.25897	0
2017	$8.25897	$10.56194	0
2018	$10.56194	$8.76153	0
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$16.63646	0
2016	$16.63646	$17.21324	0
2017	$17.21324	$21.55802	0
2018	$21.55802	$21.19445	0
MFS® Investors Trust Series - Service Class
2009	$8.66908	$10.72455	918
2010	$10.72455	$11.62401	914
2011	$11.62401	$11.08825	0
2012	$11.08825	$12.87936	0
2013	$12.87936	$16.58549	0
2014	$16.58549	$17.94882	0
2015	$17.94882	$17.53676	0
2016	$17.53676	$18.56881	0
2017	$18.56881	$22.33479	0
2018	$22.33479	$20.58621	0
MFS® New Discovery Series - Service Class
2009	$6.60416	$10.51758	1,092
2010	$10.51758	$13.97629	1,087
2011	$13.97629	$12.22859	0
2012	$12.22859	$14.45071	0
2013	$14.45071	$19.94824	0
2014	$19.94824	$18.03789	0
2015	$18.03789	$17.25364	0
2016	$17.25364	$18.35055	0
2017	$18.35055	$22.66498	0
2018	$22.66498	$21.77462	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$9.02716	$10.38809	2,077
2010	$10.38809	$11.13267	2,061
2011	$11.13267	$11.05523	1,027
2012	$11.05523	$11.98744	763
2013	$11.98744	$13.91353	763
2014	$13.91353	$14.72068	763
2015	$14.72068	$14.30608	763
2016	$14.30608	$15.21794	763
2017	$15.21794	$16.66721	763
2018	$16.66721	$15.33574	0
MFS® Value Series - Service Class
2009	$9.39347	$11.24362	854
2010	$11.24362	$12.22358	850
2011	$12.22358	$11.89338	0
2012	$11.89338	$13.47155	0
2013	$13.47155	$17.85612	0
2014	$17.85612	$19.23515	0
2015	$19.23515	$18.62674	0
2016	$18.62674	$20.71726	0
2017	$20.71726	$23.76850	0
2018	$23.76850	$20.82748	0
MFS® VIT II High Yield - Service Class
2013	$10.00000	$14.68342	2,048
2014	$14.68342	$14.71671	2,064
2015	$14.71671	$13.74941	1,972
2016	$13.74941	$15.27500	1,864
2017	$15.27500	$15.87608	1,746
2018	$15.87608	$15.01620	1,320
Morgan Stanley VIF Growth Portfolio, Class II
2009	$6.94483	$11.21110	331
2010	$11.21110	$13.43707	327
2011	$13.43707	$12.73597	324
2012	$12.73597	$14.19818	327
2013	$14.19818	$20.50249	322
2014	$20.50249	$21.26150	320
2015	$21.26150	$23.27053	318
2016	$23.27053	$22.31110	315
2017	$22.31110	$31.15373	314
2018	$31.15373	$32.67518	32
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.58438	$12.03799	29,312
2010	$12.03799	$15.24212	4,699
2011	$15.24212	$15.74356	3,609
2012	$15.74356	$17.79251	1,615
2013	$17.79251	$17.69685	1,815
2014	$17.69685	$22.38948	1,463
2015	$22.38948	$22.30647	1,329
2016	$22.30647	$23.23398	1,344
2017	$23.23398	$23.36679	964
2018	$23.36679	$21.02078	893

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$6.01794	$7.78031	0
2010	$7.78031	$9.67120	0
2011	$9.67120	$9.53309	0
2012	$9.53309	$10.82437	0
2013	$10.82437	$14.35043	0
2014	$14.35043	$14.80246	0
2015	$14.80246	$15.38788	0
2016	$15.38788	$15.35536	0
2017	$15.35536	$19.28416	0
2018	$19.28416	$17.66191	0
Oppenheimer Global Fund/VA - Service Shares
2009	$8.73827	$11.90317	18,643
2010	$11.90317	$13.46275	1,017
2011	$13.46275	$12.03812	961
2012	$12.03812	$14.23191	885
2013	$14.23191	$17.66681	819
2014	$17.66681	$17.62435	826
2015	$17.62435	$17.86045	727
2016	$17.86045	$17.43223	782
2017	$17.43223	$23.23308	582
2018	$23.23308	$19.66860	578
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$7.88423	$10.54929	2,138
2010	$10.54929	$12.68973	1,809
2011	$12.68973	$12.10916	1,696
2012	$12.10916	$13.92757	850
2013	$13.92757	$19.14506	713
2014	$19.14506	$20.89540	657
2015	$20.89540	$19.18052	630
2016	$19.18052	$22.06379	580
2017	$22.06379	$24.57164	502
2018	$24.57164	$21.48752	480
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.21777	$11.54918	4,792
2010	$11.54918	$12.24895	4,688
2011	$12.24895	$12.78417	3,110
2012	$12.78417	$13.85140	806
2013	$13.85140	$13.60764	862
2014	$13.60764	$14.78591	850
2015	$14.78591	$14.49542	501
2016	$14.49542	$15.08785	507
2017	$15.08785	$15.15840	0
2018	$15.15840	$15.13180	0
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.14815	$11.74465	923
2010	$11.74465	$12.41163	908
2011	$12.41163	$13.54960	872
2012	$13.54960	$14.40354	473
2013	$14.40354	$12.78156	510
2014	$12.78156	$12.88023	518
2015	$12.88023	$12.24979	257
2016	$12.24979	$12.59702	257
2017	$12.59702	$12.76560	257
2018	$12.76560	$12.20292	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.29274	$12.59216	6,277
2010	$12.59216	$13.30801	5,926
2011	$13.30801	$13.47911	4,412
2012	$13.47911	$14.43875	529
2013	$14.43875	$13.83703	558
2014	$13.83703	$14.10437	564
2015	$14.10437	$13.84887	329
2016	$13.84887	$13.90049	330
2017	$13.90049	$14.25792	340
2018	$14.25792	$13.86310	80
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.07608	$9.80760	2,378
2010	$9.80760	$11.12111	2,128
2011	$11.12111	$11.01942	2,111
2012	$11.01942	$12.69957	231
2013	$12.69957	$17.48525	198
2014	$17.48525	$18.60295	189
2015	$18.60295	$20.14790	91
2016	$20.14790	$19.80148	92
2017	$19.80148	$26.29526	85
2018	$26.29526	$26.12786	78
T. Rowe Price Equity Income Portfolio - II
2009	$8.12356	$9.94589	18,736
2010	$9.94589	$11.15556	2,148
2011	$11.15556	$10.79387	1,218
2012	$10.79387	$12.33590	802
2013	$12.33590	$15.60441	728
2014	$15.60441	$16.33678	735
2015	$16.33678	$14.83445	657
2016	$14.83445	$17.23588	627
2017	$17.23588	$19.50166	361
2018	$19.50166	$17.21518	114
VanEck VIP Emerging Markets Fund - Initial Class
2009	$9.78104	$20.38246	119
2010	$20.38246	$25.27221	114
2011	$25.27221	$18.34570	109
2012	$18.34570	$23.27735	0
2013	$23.27735	$25.48874	0
2014	$25.48874	$24.81171	0
2015	$24.81171	$20.85947	0
2016	$20.85947	$20.41236	0
2017	$20.41236	$30.14175	0
2018	$30.14175	$22.54341	0
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$16.67440	$25.67686	789
2010	$25.67686	$32.43773	756
2011	$32.43773	$26.49245	641
2012	$26.49245	$26.77168	950
2013	$26.77168	$28.92599	65
2014	$28.92599	$22.87283	63
2015	$22.87283	$14.87936	61
2016	$14.87936	$20.90345	59
2017	$20.90345	$20.08953	57
2018	$20.08953	$14.08437	54

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.74696	$11.72651	1,421
2010	$11.72651	$13.14729	1,283
2011	$13.14729	$13.01555	1,276
2012	$13.01555	$15.02164	207
2013	$15.02164	$15.57312	209
2014	$15.57312	$14.99292	223
2015	$14.99292	$13.76467	0
2016	$13.76467	$15.52235	0
2017	$15.52235	$16.45450	0
2018	$16.45450	$15.41471	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Plus Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
with MAV & EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)
Mortality & Expense = 2.20

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.13724	$13.45214	3,398
2010	$13.45214	$14.93394	2,444
2011	$14.93394	$14.49965	1,819
2012	$14.49965	$16.69987	1,714
2013	$16.69987	$21.99230	1,529
2014	$21.99230	$24.37568	1,173
2015	$24.37568	$25.22349	1,075
2016	$25.22349	$24.69930	770
2017	$24.69930	$31.55434	605
2018	$31.55434	$30.71512	1,113
Alger Large Cap Growth Portfolio - Class S
2009	$6.86971	$9.88304	2,626
2010	$9.88304	$10.90210	2,004
2011	$10.90210	$10.57064	1,373
2012	$10.57064	$11.29542	1,052
2013	$11.29542	$14.85140	951
2014	$14.85140	$16.04211	930
2015	$16.04211	$15.88517	940
2016	$15.88517	$15.33403	696
2017	$15.33403	$19.17290	561
2018	$19.17290	$19.05547	533
Alger Mid Cap Growth Portfolio - Class S
2009	$6.29803	$9.31057	6,121
2010	$9.31057	$10.81432	4,138
2011	$10.81432	$9.65830	1,953
2012	$9.65830	$10.91624	1,344
2013	$10.91624	$14.44111	1,265
2014	$14.44111	$15.17885	1,253
2015	$15.17885	$14.54879	1,262
2016	$14.54879	$14.28371	1,091
2017	$14.28371	$18.03096	992
2018	$18.03096	$16.24450	977
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.09110	$7.40904	1,906
2010	$7.40904	$7.92383	2,023
2011	$7.92383	$8.12538	515
2012	$8.12538	$9.24826	0
2013	$9.24826	$11.96047	13,541
2014	$11.96047	$13.05358	13,541
2015	$13.05358	$12.38757	0
2016	$12.38757	$13.67702	0
2017	$13.67702	$15.34765	0
2018	$15.34765	$13.66410	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.40028	$10.56760	4,632
2010	$10.56760	$11.76637	4,311
2011	$11.76637	$11.17258	4,238
2012	$11.17258	$12.25054	4,239
2013	$12.25054	$13.80478	4,243
2014	$13.80478	$14.23426	4,251
2015	$14.23426	$13.89848	636
2016	$13.89848	$13.96530	8,066
2017	$13.96530	$15.52195	8,038
2018	$15.52195	$14.31368	8,035
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$8.98783	$11.89561	22,489
2010	$11.89561	$13.58952	20,065
2011	$13.58952	$12.90791	19,225
2012	$12.90791	$14.64581	18,058
2013	$14.64581	$18.73824	15,025
2014	$18.73824	$20.44092	10,676
2015	$20.44092	$20.05372	9,897
2016	$20.05372	$21.10839	9,578
2017	$21.10839	$25.07941	5,818
2018	$25.07941	$22.87577	5,695
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.17853	$9.10927	15,575
2010	$9.10927	$10.22755	7,495
2011	$10.22755	$10.05822	6,959
2012	$10.05822	$11.50228	6,110
2013	$11.50228	$14.36507	5,339
2014	$14.36507	$15.22477	4,638
2015	$15.22477	$14.24411	3,852
2016	$14.24411	$16.38212	1,821
2017	$16.38212	$18.03325	1,005
2018	$18.03325	$16.11445	877
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.93227	8,447
2017	$9.93227	$9.77095	9,048
2018	$9.77095	$9.70409	8,721
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.43827	$10.24658	12,906
2010	$10.24658	$10.01822	10,587
2011	$10.01822	$9.78941	6,965
2012	$9.78941	$9.56460	6,817
2013	$9.56460	$9.34555	6,949
2014	$9.34555	$9.13151	7,549
2015	$9.13151	$8.92239	6,140
2016	$8.92239	$8.71893	6,753
2017	$8.71893	$8.55604	6,466
2018	$8.55604	$8.47623	3,514

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.64709	$8.31031	1,570
2010	$8.31031	$10.05681	1,381
2011	$10.05681	$9.82278	1,385
2012	$9.82278	$10.97852	1,049
2013	$10.97852	$14.58764	929
2014	$14.58764	$15.82172	912
2015	$15.82172	$16.52510	927
2016	$16.52510	$16.23485	644
2017	$16.23485	$21.38785	489
2018	$21.38785	$20.80581	475
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.68601	$9.48422	13,481
2010	$9.48422	$10.63111	15,804
2011	$10.63111	$10.57243	8,492
2012	$10.57243	$11.94329	6,906
2013	$11.94329	$15.39212	2,395
2014	$15.39212	$17.03647	10,697
2015	$17.03647	$16.82482	10,579
2016	$16.82482	$18.34290	727
2017	$18.34290	$21.76131	528
2018	$21.76131	$20.25521	488
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$9.83665	$11.09714	20,401
2010	$11.09714	$11.66029	20,040
2011	$11.66029	$12.19438	17,569
2012	$12.19438	$12.58085	17,926
2013	$12.58085	$12.03731	4,434
2014	$12.03731	$12.42116	3,766
2015	$12.42116	$12.03234	3,780
2016	$12.03234	$12.28281	3,705
2017	$12.28281	$12.48150	3,264
2018	$12.48150	$12.09865	3,223
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$9.05913	$11.17142	12,594
2010	$11.17142	$12.31501	11,830
2011	$12.31501	$9.94570	11,132
2012	$9.94570	$11.69654	10,189
2013	$11.69654	$14.87505	9,216
2014	$14.87505	$13.32707	12,014
2015	$13.32707	$13.44972	11,397
2016	$13.44972	$12.44888	4,475
2017	$12.44888	$15.81277	3,651
2018	$15.81277	$13.12292	6,535
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.68155	429
2016	$8.68155	$9.63017	410
2017	$9.63017	$10.45201	440
2018	$10.45201	$9.14363	457

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$8.81925	$10.96821	5,583
2010	$10.96821	$11.91726	5,871
2011	$11.91726	$10.87959	5,879
2012	$10.87959	$11.09974	5,431
2013	$11.09974	$12.73774	4,813
2014	$12.73774	$12.79259	4,527
2015	$12.79259	$12.65586	3,979
2016	$12.65586	$12.44659	2,687
2017	$12.44659	$13.96898	1,645
2018	$13.96898	$11.88236	1,393
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$8.97657	582
2013	$8.97657	$12.26038	582
2014	$12.26038	$12.95687	581
2015	$12.95687	$13.26016	581
2016	$13.26016	$13.21732	580
2017	$13.21732	$16.40645	580
2018	$16.40645	$15.40563	579
Invesco V.I. Core Equity Fund - Series II
2009	$7.69755	$9.62494	3,018
2010	$9.62494	$10.27345	2,259
2011	$10.27345	$10.00818	1,670
2012	$10.00818	$11.10851	277
2013	$11.10851	$13.99356	237
2014	$13.99356	$14.74444	224
2015	$14.74444	$13.54054	236
2016	$13.54054	$14.55554	227
2017	$14.55554	$16.05480	0
2018	$16.05480	$14.17812	0
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.31503	0
2012	$11.31503	$11.29942	0
2013	$11.29942	$10.72441	0
2014	$10.72441	$10.88444	0
2015	$10.88444	$10.64058	0
2016	$10.64058	$10.50067	0
2017	$10.50067	$10.43745	0
2018	$10.43745	$10.22760	0
Invesco V.I. Growth and Income Fund - Series II
2009	$8.85179	$10.73321	8,902
2010	$10.73321	$11.76501	9,770
2011	$11.76501	$11.23496	6,079
2012	$11.23496	$12.55079	5,117
2013	$12.55079	$16.40297	2,833
2014	$16.40297	$17.62272	2,607
2015	$17.62272	$16.64694	2,261
2016	$16.64694	$19.42543	1,507
2017	$19.42543	$21.64650	901
2018	$21.64650	$18.27428	785

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.20826	$11.68237	5,034
2010	$11.68237	$12.98650	4,283
2011	$12.98650	$11.86310	3,420
2012	$11.86310	$12.82034	3,187
2013	$12.82034	$16.09092	4,596
2014	$16.09092	$16.37629	8,161
2015	$16.37629	$15.31470	6,198
2016	$15.31470	$16.93303	1,418
2017	$16.93303	$18.97110	769
2018	$18.97110	$16.38490	599
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.31446	$11.17490	805
2010	$11.17490	$13.89594	625
2011	$13.89594	$12.30601	0
2012	$12.30601	$13.42011	0
2013	$13.42011	$17.91093	0
2014	$17.91093	$18.84490	0
2015	$18.84490	$18.60324	0
2016	$18.60324	$18.28053	0
2017	$18.28053	$21.81858	0
2018	$21.81858	$20.06466	0
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.63299	$8.13070	4,649
2010	$8.13070	$8.49550	3,697
2011	$8.49550	$8.01865	853
2012	$8.01865	$9.21690	244
2013	$9.21690	$12.00113	249
2014	$12.00113	$12.47382	246
2015	$12.47382	$10.88826	264
2016	$10.88826	$12.54516	261
2017	$12.54516	$14.37085	256
2018	$14.37085	$11.32365	274
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.55986	$12.95644	11,223
2010	$12.95644	$13.68642	9,973
2011	$13.68642	$13.55352	9,614
2012	$13.55352	$15.01208	8,124
2013	$15.01208	$17.57137	5,867
2014	$17.57137	$18.58157	5,384
2015	$18.58157	$18.22870	4,754
2016	$18.22870	$18.58066	1,669
2017	$18.58066	$21.44928	881
2018	$21.44928	$21.04664	704
Janus Henderson Forty Portfolio - Service Shares
2009	$9.69813	$13.83516	12,181
2010	$13.83516	$14.39297	11,048
2011	$14.39297	$13.08637	11,339
2012	$13.08637	$15.83506	10,047
2013	$15.83506	$20.24941	8,699
2014	$20.24941	$21.45895	4,833
2015	$21.45895	$23.46816	4,241
2016	$23.46816	$23.37527	5,579
2017	$23.37527	$29.69352	4,522
2018	$29.69352	$29.50953	4,288

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$9.98421	$12.96577	11,276
2010	$12.96577	$14.61408	9,669
2011	$14.61408	$13.85283	7,918
2012	$13.85283	$14.99400	7,014
2013	$14.99400	$18.43012	6,125
2014	$18.43012	$19.52582	3,871
2015	$19.52582	$18.37271	3,194
2016	$18.37271	$21.31965	2,157
2017	$21.31965	$23.67292	1,304
2018	$23.67292	$19.93208	1,094
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.74518	$11.80102	2,171
2010	$11.80102	$14.41443	4,779
2011	$14.41443	$9.52890	4,917
2012	$9.52890	$10.53621	4,544
2013	$10.53621	$11.76407	4,095
2014	$11.76407	$10.10248	3,875
2015	$10.10248	$9.00098	3,489
2016	$9.00098	$8.20458	2,923
2017	$8.20458	$10.48708	7,290
2018	$10.48708	$8.69502	3,565
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$16.53543	224
2016	$16.53543	$17.09999	231
2017	$17.09999	$21.40539	215
2018	$21.40539	$21.03371	199
MFS® Investors Trust Series - Service Class
2009	$8.64733	$10.69217	397
2010	$10.69217	$11.58301	93
2011	$11.58301	$11.04348	0
2012	$11.04348	$12.82078	0
2013	$12.82078	$16.50162	0
2014	$16.50162	$17.84892	0
2015	$17.84892	$17.43024	0
2016	$17.43024	$18.44662	0
2017	$18.44662	$22.17663	0
2018	$22.17663	$20.43007	0
MFS® New Discovery Series - Service Class
2009	$6.58758	$10.48580	209
2010	$10.48580	$13.92695	182
2011	$13.92695	$12.17919	173
2012	$12.17919	$14.38496	174
2013	$14.38496	$19.84733	151
2014	$19.84733	$17.93745	0
2015	$17.93745	$17.14880	0
2016	$17.14880	$18.22975	0
2017	$18.22975	$22.50443	0
2018	$22.50443	$21.60939	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$9.00451	$10.35673	3,779
2010	$10.35673	$11.09339	3,627
2011	$11.09339	$11.01060	3,615
2012	$11.01060	$11.93292	3,361
2013	$11.93292	$13.84318	3,013
2014	$13.84318	$14.63875	2,853
2015	$14.63875	$14.21917	2,532
2016	$14.21917	$15.11778	1,875
2017	$15.11778	$16.54916	1,310
2018	$16.54916	$15.21939	1,180
MFS® Value Series - Service Class
2009	$9.36988	$11.20965	465
2010	$11.20965	$12.18042	0
2011	$12.18042	$11.84532	0
2012	$11.84532	$13.41024	1,162
2013	$13.41024	$17.76577	0
2014	$17.76577	$19.12803	0
2015	$19.12803	$18.51353	0
2016	$18.51353	$20.58086	0
2017	$20.58086	$23.60010	0
2018	$23.60010	$20.66943	0
MFS® VIT II High Yield - Service Class
2013	$10.00000	$14.60918	3,789
2014	$14.60918	$14.63481	3,568
2015	$14.63481	$13.66589	6,524
2016	$13.66589	$15.17448	6,489
2017	$15.17448	$15.76365	6,815
2018	$15.76365	$14.90231	694
Morgan Stanley VIF Growth Portfolio, Class II
2009	$6.92739	$11.17722	0
2010	$11.17722	$13.38962	0
2011	$13.38962	$12.68450	0
2012	$12.68450	$14.13357	0
2013	$14.13357	$20.39877	0
2014	$20.39877	$21.14311	0
2015	$21.14311	$23.12912	0
2016	$23.12912	$22.16423	0
2017	$22.16423	$30.93305	0
2018	$30.93305	$32.42725	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.56032	$12.00161	10,495
2010	$12.00161	$15.18830	10,792
2011	$15.18830	$15.67996	10,019
2012	$15.67996	$17.71156	9,048
2013	$17.71156	$17.60733	8,706
2014	$17.60733	$22.26483	8,011
2015	$22.26483	$22.17094	5,552
2016	$22.17094	$23.08104	3,218
2017	$23.08104	$23.20126	2,073
2018	$23.20126	$20.86128	1,806

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$6.00663	$7.76171	6,908
2010	$7.76171	$9.64316	4,060
2011	$9.64316	$9.50059	3,858
2012	$9.50059	$10.78194	3,666
2013	$10.78194	$14.28687	3,103
2014	$14.28687	$14.72935	2,949
2015	$14.72935	$15.30404	2,514
2016	$15.30404	$15.26390	0
2017	$15.26390	$19.15965	0
2018	$19.15965	$17.53896	0
Oppenheimer Global Fund/VA - Service Shares
2009	$8.71634	$11.86724	5,468
2010	$11.86724	$13.41524	4,418
2011	$13.41524	$11.98951	1,750
2012	$11.98951	$14.16718	2,802
2013	$14.16718	$17.57747	1,519
2014	$17.57747	$17.52625	938
2015	$17.52625	$17.75195	937
2016	$17.75195	$17.31750	748
2017	$17.31750	$23.06853	625
2018	$23.06853	$19.51938	2,296
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$7.86443	$10.51741	9,238
2010	$10.51741	$12.64492	9,408
2011	$12.64492	$12.06024	7,321
2012	$12.06024	$13.86420	6,695
2013	$13.86420	$19.04821	5,966
2014	$19.04821	$20.77907	3,813
2015	$20.77907	$19.06397	3,328
2016	$19.06397	$21.91853	4,332
2017	$21.91853	$24.39756	3,617
2018	$24.39756	$21.32445	3,403
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.19213	$11.51430	5,678
2010	$11.51430	$12.20570	4,745
2011	$12.20570	$12.73254	3,645
2012	$12.73254	$13.78839	4,603
2013	$13.78839	$13.53881	3,617
2014	$13.53881	$14.70359	3,355
2015	$14.70359	$14.40735	3,296
2016	$14.40735	$14.98853	3,184
2017	$14.98853	$15.05101	3,379
2018	$15.05101	$15.01698	3,202
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.12269	$11.70919	15,158
2010	$11.70919	$12.36782	15,080
2011	$12.36782	$13.49489	14,489
2012	$13.49489	$14.33802	13,259
2013	$14.33802	$12.71691	12,345
2014	$12.71691	$12.80852	9,155
2015	$12.80852	$12.17537	8,838
2016	$12.17537	$12.51409	6,157
2017	$12.51409	$12.67515	5,847
2018	$12.67515	$12.11031	5,665

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.26441	$12.55414	22,531
2010	$12.55414	$13.26104	28,856
2011	$13.26104	$13.42468	26,162
2012	$13.42468	$14.37309	24,711
2013	$14.37309	$13.76706	21,681
2014	$13.76706	$14.02585	18,649
2015	$14.02585	$13.76472	18,127
2016	$13.76472	$13.80900	8,945
2017	$13.80900	$14.15692	7,536
2018	$14.15692	$13.75791	7,165
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.05832	$9.77799	9,310
2010	$9.77799	$11.08186	8,054
2011	$11.08186	$10.97492	3,370
2012	$10.97492	$12.64180	2,852
2013	$12.64180	$17.39683	2,602
2014	$17.39683	$18.49939	2,377
2015	$18.49939	$20.02550	2,551
2016	$20.02550	$19.67114	4,303
2017	$19.67114	$26.10901	3,700
2018	$26.10901	$25.92962	4,851
T. Rowe Price Equity Income Portfolio - II
2009	$8.10316	$9.91585	13,471
2010	$9.91585	$11.11617	13,261
2011	$11.11617	$10.75028	9,160
2012	$10.75028	$12.27978	7,798
2013	$12.27978	$15.52547	6,822
2014	$15.52547	$16.24582	6,341
2015	$16.24582	$14.74430	6,405
2016	$14.74430	$17.12241	3,170
2017	$17.12241	$19.36350	2,287
2018	$19.36350	$17.08454	3,098
VanEck VIP Emerging Markets Fund - Initial Class
2009	$9.75648	$20.32090	2,710
2010	$20.32090	$25.18302	3,228
2011	$25.18302	$18.27160	3,008
2012	$18.27160	$23.17146	2,928
2013	$23.17146	$25.35980	1,771
2014	$25.35980	$24.67355	1,759
2015	$24.67355	$20.73269	1,155
2016	$20.73269	$20.27795	821
2017	$20.27795	$29.92819	637
2018	$29.92819	$22.37232	1,443
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$16.63257	$25.59935	1,554
2010	$25.59935	$32.32330	1,369
2011	$32.32330	$26.38549	1,385
2012	$26.38549	$26.64993	1,233
2013	$26.64993	$28.77969	1,127
2014	$28.77969	$22.74548	1,120
2015	$22.74548	$14.78892	877
2016	$14.78892	$20.76581	617
2017	$20.76581	$19.94718	486
2018	$19.94718	$13.97746	492

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.72752	$11.69110	7,132
2010	$11.69110	$13.10091	3,486
2011	$13.10091	$12.96302	2,185
2012	$12.96302	$14.95335	1,707
2013	$14.95335	$15.49440	1,712
2014	$15.49440	$14.90950	1,260
2015	$14.90950	$13.68107	1,241
2016	$13.68107	$15.42021	1,130
2017	$15.42021	$16.33796	858
2018	$16.33796	$15.29776	828
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.20% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
with MAV (& with/without SPB and with/without ABR)
Mortality & Expense = 1.90

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.27586	$13.69812	815
2010	$13.69812	$15.25367	660
2011	$15.25367	$14.85547	659
2012	$14.85547	$17.16232	552
2013	$17.16232	$22.67066	552
2014	$22.67066	$25.20470	551
2015	$25.20470	$26.16141	460
2016	$26.16141	$25.69617	460
2017	$25.69617	$32.92727	460
2018	$32.92727	$32.14922	750
Alger Large Cap Growth Portfolio - Class S
2009	$6.97396	$10.06381	1,364
2010	$10.06381	$11.13556	426
2011	$11.13556	$10.83008	425
2012	$10.83008	$11.60827	424
2013	$11.60827	$15.30959	424
2014	$15.30959	$16.58781	423
2015	$16.58781	$16.47598	423
2016	$16.47598	$15.95304	422
2017	$15.95304	$20.00728	421
2018	$20.00728	$19.94535	421
Alger Mid Cap Growth Portfolio - Class S
2009	$6.39363	$9.48093	12,988
2010	$9.48093	$11.04598	12,472
2011	$11.04598	$9.89546	12,477
2012	$9.89546	$11.21871	12,441
2013	$11.21871	$14.88679	2,330
2014	$14.88679	$15.69536	1,905
2015	$15.69536	$15.09007	1,904
2016	$15.09007	$14.86048	1,902
2017	$14.86048	$18.81586	1,808
2018	$18.81586	$17.00330	968
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.12260	$7.47022	763
2010	$7.47022	$8.01377	762
2011	$8.01377	$8.24281	761
2012	$8.24281	$9.41077	761
2013	$9.41077	$12.20800	760
2014	$12.20800	$13.36463	760
2015	$13.36463	$12.72170	531
2016	$12.72170	$14.08894	531
2017	$14.08894	$15.85777	531
2018	$15.85777	$14.16130	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.52773	$10.76085	1,242
2010	$10.76085	$12.01830	1,201
2011	$12.01830	$11.44676	1,102
2012	$11.44676	$12.58980	896
2013	$12.58980	$14.23062	611
2014	$14.23062	$14.71841	445
2015	$14.71841	$14.41533	158
2016	$14.41533	$14.52898	62
2017	$14.52898	$16.19739	66
2018	$16.19739	$14.98205	68
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$9.12417	$12.11316	16,271
2010	$12.11316	$13.88050	16,371
2011	$13.88050	$13.22470	16,283
2012	$13.22470	$15.05141	15,397
2013	$15.05141	$19.31627	16,365
2014	$19.31627	$21.13617	15,837
2015	$21.13617	$20.79948	15,749
2016	$20.79948	$21.96041	10,239
2017	$21.96041	$26.17073	6,174
2018	$26.17073	$23.94393	6,122
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.28746	$9.27589	3,904
2010	$9.27589	$10.44658	3,160
2011	$10.44658	$10.30511	2,990
2012	$10.30511	$11.82088	1,903
2013	$11.82088	$14.80828	1,342
2014	$14.80828	$15.74270	670
2015	$15.74270	$14.77393	320
2016	$14.77393	$17.04346	192
2017	$17.04346	$18.81808	57
2018	$18.81808	$16.86701	59
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.94225	2,791
2017	$9.94225	$9.81043	2,935
2018	$9.81043	$9.77296	2,813
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.59658	$10.43393	23,675
2010	$10.43393	$10.23272	19,655
2011	$10.23272	$10.02962	18,638
2012	$10.02962	$9.82947	57,835
2013	$9.82947	$9.63385	7,884
2014	$9.63385	$9.44212	7,313
2015	$9.44212	$9.25421	3,032
2016	$9.25421	$9.07088	2,159
2017	$9.07088	$8.92839	2,065
2018	$8.92839	$8.87203	1,849

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.74797	$8.46235	2,001
2010	$8.46235	$10.27221	1,655
2011	$10.27221	$10.06393	1,596
2012	$10.06393	$11.28264	1,238
2013	$11.28264	$15.03773	946
2014	$15.03773	$16.35998	862
2015	$16.35998	$17.13974	733
2016	$17.13974	$16.89025	615
2017	$16.89025	$22.31864	416
2018	$22.31864	$21.77743	422
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.80263	$9.65770	30,308
2010	$9.65770	$10.85877	25,095
2011	$10.85877	$10.83191	23,744
2012	$10.83191	$12.27407	22,234
2013	$12.27407	$15.86696	20,598
2014	$15.86696	$17.61596	18,438
2015	$17.61596	$17.45052	15,028
2016	$17.45052	$19.08329	8,649
2017	$19.08329	$22.70824	3,088
2018	$22.70824	$21.20102	5,932
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$9.98583	$11.30001	26,436
2010	$11.30001	$11.90991	21,249
2011	$11.90991	$12.49355	20,152
2012	$12.49355	$12.92916	18,648
2013	$12.92916	$12.40858	6,564
2014	$12.40858	$12.84357	6,302
2015	$12.84357	$12.47974	5,418
2016	$12.47974	$12.77851	5,026
2017	$12.77851	$13.02456	2,686
2018	$13.02456	$12.66349	2,506
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$9.19658	$11.37577	7,199
2010	$11.37577	$12.57874	7,251
2011	$12.57874	$10.18988	7,927
2012	$10.18988	$12.02058	7,181
2013	$12.02058	$15.33404	8,505
2014	$15.33404	$13.78051	7,653
2015	$13.78051	$13.95005	3,689
2016	$13.95005	$12.95152	1,852
2017	$12.95152	$16.50104	1,582
2018	$16.50104	$13.73586	1,645
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.69939	609
2016	$8.69939	$9.67950	582
2017	$9.67950	$10.53739	622
2018	$10.53739	$9.24642	651

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$8.95305	$11.16879	235
2010	$11.16879	$12.17243	0
2011	$12.17243	$11.14660	0
2012	$11.14660	$11.40714	0
2013	$11.40714	$13.13069	0
2014	$13.13069	$13.22772	0
2015	$13.22772	$13.12654	0
2016	$13.12654	$12.94902	0
2017	$12.94902	$14.57687	0
2018	$14.57687	$12.43722	0
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$9.22522	584
2013	$9.22522	$12.63864	319
2014	$12.63864	$13.39764	231
2015	$13.39764	$13.75336	165
2016	$13.75336	$13.75091	93
2017	$13.75091	$17.12047	85
2018	$17.12047	$16.12510	78
Invesco V.I. Core Equity Fund - Series II
2009	$7.76102	$9.73409	234
2010	$9.73409	$10.42184	233
2011	$10.42184	$10.18385	231
2012	$10.18385	$11.33828	230
2013	$11.33828	$14.32683	76
2014	$14.32683	$15.14195	57
2015	$15.14195	$13.94833	56
2016	$13.94833	$15.03978	56
2017	$15.03978	$16.63918	0
2018	$16.63918	$14.73898	0
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.59269	28
2012	$11.59269	$11.61232	0
2013	$11.61232	$11.05525	0
2014	$11.05525	$11.25465	0
2015	$11.25465	$11.03630	0
2016	$11.03630	$10.92454	0
2017	$10.92454	$10.89166	0
2018	$10.89166	$10.70518	0
Invesco V.I. Growth and Income Fund - Series II
2009	$8.98608	$10.92949	7,380
2010	$10.92949	$12.01694	9,608
2011	$12.01694	$11.51071	8,594
2012	$11.51071	$12.89841	8,143
2013	$12.89841	$16.90901	7,229
2014	$16.90901	$18.22216	5,744
2015	$18.22216	$17.26606	3,760
2016	$17.26606	$20.20955	3,340
2017	$20.20955	$22.58848	3,225
2018	$22.58848	$19.12764	3,351

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.34795	$11.89601	9,240
2010	$11.89601	$13.26457	7,410
2011	$13.26457	$12.15424	7,669
2012	$12.15424	$13.17541	1,119
2013	$13.17541	$16.58731	866
2014	$16.58731	$16.93335	821
2015	$16.93335	$15.88428	791
2016	$15.88428	$17.61657	635
2017	$17.61657	$19.79670	581
2018	$19.79670	$17.15006	618
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.42547	$11.37931	0
2010	$11.37931	$14.19350	0
2011	$14.19350	$12.60807	0
2012	$12.60807	$13.79185	0
2013	$13.79185	$18.46354	0
2014	$18.46354	$19.48600	0
2015	$19.48600	$19.29519	0
2016	$19.29519	$19.01856	0
2017	$19.01856	$22.76819	0
2018	$22.76819	$21.00176	1,136
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.71851	$8.27951	1,008
2010	$8.27951	$8.67753	551
2011	$8.67753	$8.21557	538
2012	$8.21557	$9.47230	516
2013	$9.47230	$12.37152	53
2014	$12.37152	$12.89829	52
2015	$12.89829	$11.29337	52
2016	$11.29337	$13.05174	52
2017	$13.05174	$14.99644	52
2018	$14.99644	$11.85262	52
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.72001	$13.19330	1,971
2010	$13.19330	$13.97940	2,003
2011	$13.97940	$13.88606	1,390
2012	$13.88606	$15.42774	1,374
2013	$15.42774	$18.11332	1,144
2014	$18.11332	$19.21348	1,109
2015	$19.21348	$18.90651	1,109
2016	$18.90651	$19.33056	1,109
2017	$19.33056	$22.38255	1,109
2018	$22.38255	$22.02929	1,109
Janus Henderson Forty Portfolio - Service Shares
2009	$9.84528	$14.08820	1,614
2010	$14.08820	$14.70118	1,184
2011	$14.70118	$13.40758	1,184
2012	$13.40758	$16.27364	1,184
2013	$16.27364	$20.87412	1,184
2014	$20.87412	$22.18888	1,184
2015	$22.18888	$24.34093	1,184
2016	$24.34093	$24.31882	1,184
2017	$24.31882	$30.98565	1,184
2018	$30.98565	$30.88748	1,184

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$10.13568	$13.20290	23,011
2010	$13.20290	$14.92701	20,178
2011	$14.92701	$14.19283	17,864
2012	$14.19283	$15.40928	12,201
2013	$15.40928	$18.99871	11,792
2014	$18.99871	$20.19001	10,702
2015	$20.19001	$19.05602	8,275
2016	$19.05602	$22.18022	3,923
2017	$22.18022	$24.70308	1,903
2018	$24.70308	$20.86285	3,038
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.84755	$12.01687	0
2010	$12.01687	$14.72308	0
2011	$14.72308	$9.76281	326
2012	$9.76281	$10.82809	313
2013	$10.82809	$12.12707	299
2014	$12.12707	$10.44623	0
2015	$10.44623	$9.33586	0
2016	$9.33586	$8.53590	0
2017	$8.53590	$10.94362	0
2018	$10.94362	$9.10120	8,093
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$17.15037	307
2016	$17.15037	$17.79024	317
2017	$17.79024	$22.33686	294
2018	$22.33686	$22.01588	1,376
MFS® Investors Trust Series - Service Class
2009	$8.77851	$10.88768	2,499
2010	$10.88768	$11.83097	2,229
2011	$11.83097	$11.31447	1,757
2012	$11.31447	$13.17580	1,313
2013	$13.17580	$17.01059	994
2014	$17.01059	$18.45594	736
2015	$18.45594	$18.07837	515
2016	$18.07837	$19.19112	300
2017	$19.19112	$23.14152	276
2018	$23.14152	$21.38393	266
MFS® New Discovery Series - Service Class
2009	$6.68756	$10.67762	1,024
2010	$10.67762	$14.22520	751
2011	$14.22520	$12.47817	617
2012	$12.47817	$14.78345	498
2013	$14.78345	$20.45970	377
2014	$20.45970	$18.54771	349
2015	$18.54771	$17.78669	277
2016	$17.78669	$18.96574	206
2017	$18.96574	$23.48391	91
2018	$23.48391	$22.61865	81

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$9.14108	$10.54609	4,746
2010	$10.54609	$11.33086	3,567
2011	$11.33086	$11.28076	3,590
2012	$11.28076	$12.26335	3,401
2013	$12.26335	$14.27017	2,907
2014	$14.27017	$15.13660	2,845
2015	$15.13660	$14.74790	2,842
2016	$14.74790	$15.72793	2,731
2017	$15.72793	$17.26923	2,726
2018	$17.26923	$15.92999	2,742
MFS® Value Series - Service Class
2009	$9.51202	$11.41464	6,438
2010	$11.41464	$12.44122	3,588
2011	$12.44122	$12.13604	3,663
2012	$12.13604	$13.78164	3,450
2013	$13.78164	$18.31382	3,009
2014	$18.31382	$19.77865	2,918
2015	$19.77865	$19.20204	2,236
2016	$19.20204	$21.41158	1,994
2017	$21.41158	$24.62705	1,972
2018	$24.62705	$21.63459	1,984
MFS® VIT II High Yield - Service Class
2013	$10.00000	$15.05975	467
2014	$15.05975	$15.13250	422
2015	$15.13250	$14.17404	383
2016	$14.17404	$15.78690	327
2017	$15.78690	$16.44954	329
2018	$16.44954	$15.59809	333
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.03253	$11.38169	91
2010	$11.38169	$13.67637	0
2011	$13.67637	$12.99585	0
2012	$12.99585	$14.52505	0
2013	$14.52505	$21.02808	0
2014	$21.02808	$21.86231	0
2015	$21.86231	$23.98929	0
2016	$23.98929	$23.05890	0
2017	$23.05890	$32.27907	0
2018	$32.27907	$33.94142	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.70541	$12.22122	27,005
2010	$12.22122	$15.51361	21,492
2011	$15.51361	$16.06486	20,907
2012	$16.06486	$18.20215	10,394
2013	$18.20215	$18.15062	11,006
2014	$18.15062	$23.02224	10,132
2015	$23.02224	$22.99554	9,026
2016	$22.99554	$24.01271	5,116
2017	$24.01271	$24.21091	2,407
2018	$24.21091	$21.83546	1,883

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$6.07471	$7.87378	86
2010	$7.87378	$9.81239	85
2011	$9.81239	$9.69695	85
2012	$9.69695	$11.03865	84
2013	$11.03865	$14.67191	28
2014	$14.67191	$15.17277	21
2015	$15.17277	$15.81316	21
2016	$15.81316	$15.81999	20
2017	$15.81999	$19.91778	0
2018	$19.91778	$18.28854	0
Oppenheimer Global Fund/VA - Service Shares
2009	$8.84858	$12.08426	3,953
2010	$12.08426	$13.70247	1,711
2011	$13.70247	$12.28378	1,539
2012	$12.28378	$14.55955	1,301
2013	$14.55955	$18.11972	1,045
2014	$18.11972	$18.12240	719
2015	$18.12240	$18.41216	604
2016	$18.41216	$18.01656	309
2017	$18.01656	$24.07240	292
2018	$24.07240	$20.43091	300
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$7.98376	$10.70979	16,341
2010	$10.70979	$12.91571	13,708
2011	$12.91571	$12.35626	13,567
2012	$12.35626	$14.24820	13,354
2013	$14.24820	$19.63585	6,567
2014	$19.63585	$21.48586	5,911
2015	$21.48586	$19.77297	4,671
2016	$19.77297	$22.80328	4,662
2017	$22.80328	$25.45926	4,668
2018	$25.45926	$22.32026	3,908
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.34671	$11.72482	8,141
2010	$11.72482	$12.46701	9,292
2011	$12.46701	$13.04493	8,992
2012	$13.04493	$14.17016	8,864
2013	$14.17016	$13.95641	4,485
2014	$13.95641	$15.20364	2,946
2015	$15.20364	$14.94307	2,552
2016	$14.94307	$15.59346	2,527
2017	$15.59346	$15.70592	2,445
2018	$15.70592	$15.71812	2,192
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.27624	$11.92329	8,997
2010	$11.92329	$12.63263	7,079
2011	$12.63263	$13.82602	6,656
2012	$13.82602	$14.73505	6,329
2013	$14.73505	$13.10920	26,569
2014	$13.10920	$13.24417	26,646
2015	$13.24417	$12.62816	24,225
2016	$12.62816	$13.01923	23,493
2017	$13.01923	$13.22677	24,052
2018	$13.22677	$12.67585	3,671

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.43520	$12.78360	35,628
2010	$12.78360	$13.54487	31,262
2011	$13.54487	$13.75400	29,001
2012	$13.75400	$14.77099	20,020
2013	$14.77099	$14.19162	6,236
2014	$14.19162	$14.50280	4,991
2015	$14.50280	$14.27651	4,292
2016	$14.27651	$14.36627	3,759
2017	$14.36627	$14.77287	3,281
2018	$14.77287	$14.40022	3,264
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.16545	$9.95687	12,885
2010	$9.95687	$11.31921	10,891
2011	$11.31921	$11.24433	9,568
2012	$11.24433	$12.99198	8,218
2013	$12.99198	$17.93357	6,786
2014	$17.93357	$19.12871	4,826
2015	$19.12871	$20.77029	1,843
2016	$20.77029	$20.46523	1,660
2017	$20.46523	$27.24522	1,229
2018	$27.24522	$27.14048	1,136
T. Rowe Price Equity Income Portfolio - II
2009	$8.22613	$10.09724	12,397
2010	$10.09724	$11.35425	11,094
2011	$11.35425	$11.01417	10,547
2012	$11.01417	$12.61994	9,524
2013	$12.61994	$16.00451	8,934
2014	$16.00451	$16.79851	7,142
2015	$16.79851	$15.29274	4,302
2016	$15.29274	$17.81366	4,065
2017	$17.81366	$20.20625	4,046
2018	$20.20625	$17.88243	4,104
VanEck VIP Emerging Markets Fund - Initial Class
2009	$9.90454	$20.69250	1,015
2010	$20.69250	$25.72214	786
2011	$25.72214	$18.72006	707
2012	$18.72006	$23.81321	683
2013	$23.81321	$26.14218	660
2014	$26.14218	$25.51291	63
2015	$25.51291	$21.50390	54
2016	$21.50390	$21.09664	32
2017	$21.09664	$31.23071	28
2018	$31.23071	$23.41721	35
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$16.88485	$26.06746	1,045
2010	$26.06746	$33.01530	695
2011	$33.01530	$27.03307	673
2012	$27.03307	$27.38807	588
2013	$27.38807	$29.66765	1,089
2014	$29.66765	$23.51942	1,135
2015	$23.51942	$15.33923	934
2016	$15.33923	$21.60444	103
2017	$21.60444	$20.81563	103
2018	$20.81563	$14.63050	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.84475	$11.90484	7,831
2010	$11.90484	$13.38135	5,059
2011	$13.38135	$13.28106	4,409
2012	$13.28106	$15.36736	3,988
2013	$15.36736	$15.97226	3,355
2014	$15.97226	$15.41653	2,056
2015	$15.41653	$14.18980	844
2016	$14.18980	$16.04256	216
2017	$16.04256	$17.04885	231
2018	$17.04885	$16.01201	188
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
with EEDB 0-70 (& with/without SPB and with/without ABR)
Mortality & Expense = 1.95

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.25266	$13.65689	2,028
2010	$13.65689	$15.20001	1,468
2011	$15.20001	$14.79567	1,417
2012	$14.79567	$17.08449	2,056
2013	$17.08449	$22.55635	1,248
2014	$22.55635	$25.06483	1,796
2015	$25.06483	$26.00297	1,479
2016	$26.00297	$25.52755	940
2017	$25.52755	$32.69474	822
2018	$32.69474	$31.90602	596
Alger Large Cap Growth Portfolio - Class S
2009	$6.95651	$10.03350	874
2010	$10.03350	$11.09638	665
2011	$11.09638	$10.78647	638
2012	$10.78647	$11.55561	637
2013	$11.55561	$15.23236	635
2014	$15.23236	$16.49571	633
2015	$16.49571	$16.37614	621
2016	$16.37614	$15.84830	556
2017	$15.84830	$19.86593	532
2018	$19.86593	$19.79441	531
Alger Mid Cap Growth Portfolio - Class S
2009	$6.37761	$9.45235	7,168
2010	$9.45235	$11.00708	5,739
2011	$11.00708	$9.85558	4,139
2012	$9.85558	$11.16779	2,232
2013	$11.16779	$14.81167	435
2014	$14.81167	$15.60819	436
2015	$15.60819	$14.99861	425
2016	$14.99861	$14.76290	386
2017	$14.76290	$18.68289	367
2018	$18.68289	$16.87460	360
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.11734	$7.46001	7,097
2010	$7.46001	$7.99872	14,533
2011	$7.99872	$8.22314	13,756
2012	$8.22314	$9.38353	703
2013	$9.38353	$12.16646	430
2014	$12.16646	$13.31237	1,326
2015	$13.31237	$12.66549	1,341
2016	$12.66549	$14.01954	1,342
2017	$14.01954	$15.77172	1,345
2018	$15.77172	$14.07731	1,354

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.50639	$10.72845	7,371
2010	$10.72845	$11.97601	7,273
2011	$11.97601	$11.40068	7,364
2012	$11.40068	$12.53270	6,400
2013	$12.53270	$14.15886	6,393
2014	$14.15886	$14.63671	6,065
2015	$14.63671	$14.32801	5,911
2016	$14.32801	$14.43362	306
2017	$14.43362	$16.08299	289
2018	$16.08299	$14.86870	278
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$9.10133	$12.07665	21,642
2010	$12.07665	$13.83161	17,751
2011	$13.83161	$13.17141	14,157
2012	$13.17141	$14.98310	6,476
2013	$14.98310	$19.21878	3,804
2014	$19.21878	$21.01877	3,788
2015	$21.01877	$20.67339	3,118
2016	$20.67339	$21.81617	2,179
2017	$21.81617	$25.98576	1,506
2018	$25.98576	$23.76268	1,462
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.26922	$9.24797	12,029
2010	$9.24797	$10.40983	9,669
2011	$10.40983	$10.26364	9,681
2012	$10.26364	$11.76728	8,786
2013	$11.76728	$14.73362	6,595
2014	$14.73362	$15.65533	5,794
2015	$15.65533	$14.68443	3,751
2016	$14.68443	$16.93161	1,752
2017	$16.93161	$18.68516	872
2018	$18.68516	$16.73939	895
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.94059	9,119
2017	$9.94059	$9.80385	9,475
2018	$9.80385	$9.76147	8,364
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.57006	$10.40251	22,027
2010	$10.40251	$10.19670	20,364
2011	$10.19670	$9.98923	27,521
2012	$9.98923	$9.78488	40,094
2013	$9.78488	$9.58525	9,189
2014	$9.58525	$9.38969	7,866
2015	$9.38969	$9.19813	5,306
2016	$9.19813	$9.01132	34,374
2017	$9.01132	$8.86530	34,558
2018	$8.86530	$8.80490	34,268

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.73108	$8.43686	14,390
2010	$8.43686	$10.23603	12,852
2011	$10.23603	$10.02338	11,841
2012	$10.02338	$11.23143	4,964
2013	$11.23143	$14.96184	5,245
2014	$14.96184	$16.26911	5,133
2015	$16.26911	$17.03586	4,161
2016	$17.03586	$16.77936	441
2017	$16.77936	$22.16095	370
2018	$22.16095	$21.61263	326
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.78309	$9.62861	21,289
2010	$9.62861	$10.82054	19,513
2011	$10.82054	$10.78829	16,944
2012	$10.78829	$12.21839	13,671
2013	$12.21839	$15.78694	6,520
2014	$15.78694	$17.51818	6,022
2015	$17.51818	$17.34482	3,348
2016	$17.34482	$18.95806	3,195
2017	$18.95806	$22.54788	2,968
2018	$22.54788	$21.04064	2,495
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$9.96087	$11.26600	15,260
2010	$11.26600	$11.86802	13,587
2011	$11.86802	$12.44329	12,365
2012	$12.44329	$12.87056	8,174
2013	$12.87056	$12.34602	6,594
2014	$12.34602	$12.77231	6,370
2015	$12.77231	$12.40418	7,499
2016	$12.40418	$12.69468	7,283
2017	$12.69468	$12.93261	6,549
2018	$12.93261	$12.56774	6,095
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$9.17354	$11.34147	10,646
2010	$11.34147	$12.53443	10,245
2011	$12.53443	$10.14879	10,325
2012	$10.14879	$11.96598	9,298
2013	$11.96598	$15.25660	3,568
2014	$15.25660	$13.70392	3,357
2015	$13.70392	$13.86544	2,679
2016	$13.86544	$12.86643	1,309
2017	$12.86643	$16.38436	1,091
2018	$16.38436	$13.63182	1,035
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.69641	48
2016	$8.69641	$9.67126	44
2017	$9.67126	$10.52311	44
2018	$10.52311	$9.22922	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$8.93064	$11.13515	1,695
2010	$11.13515	$12.12958	1,279
2011	$12.12958	$11.10171	1,380
2012	$11.10171	$11.35540	1,699
2013	$11.35540	$13.06446	1,146
2014	$13.06446	$13.15428	618
2015	$13.15428	$13.04699	621
2016	$13.04699	$12.86398	133
2017	$12.86398	$14.47387	48
2018	$14.47387	$12.34309	51
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$9.18332	532
2013	$9.18332	$12.57484	412
2014	$12.57484	$13.32319	118
2015	$13.32319	$13.66996	0
2016	$13.66996	$13.66058	0
2017	$13.66058	$16.99944	0
2018	$16.99944	$16.00300	0
Invesco V.I. Core Equity Fund - Series II
2009	$7.75042	$9.71585	575
2010	$9.71585	$10.39699	574
2011	$10.39699	$10.15439	574
2012	$10.15439	$11.29971	419
2013	$11.29971	$14.27083	223
2014	$14.27083	$15.07507	223
2015	$15.07507	$13.87962	1,430
2016	$13.87962	$14.95809	1,180
2017	$14.95809	$16.54047	1,144
2018	$16.54047	$14.64411	1,245
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.54599	5,139
2012	$11.54599	$11.55963	2,171
2013	$11.55963	$10.99946	1,790
2014	$10.99946	$11.19215	1,709
2015	$11.19215	$10.96940	1,582
2016	$10.96940	$10.85280	1,559
2017	$10.85280	$10.81470	1,506
2018	$10.81470	$10.62416	1,342
Invesco V.I. Growth and Income Fund - Series II
2009	$8.96358	$10.89657	15,212
2010	$10.89657	$11.97461	13,218
2011	$11.97461	$11.46433	11,010
2012	$11.46433	$12.83986	7,532
2013	$12.83986	$16.82368	4,765
2014	$16.82368	$18.12097	4,179
2015	$18.12097	$17.16141	3,396
2016	$17.16141	$20.07685	1,224
2017	$20.07685	$22.42887	1,047
2018	$22.42887	$18.98287	1,032

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.32455	$11.86018	15,391
2010	$11.86018	$13.21786	14,593
2011	$13.21786	$12.10528	15,355
2012	$12.10528	$13.11562	9,134
2013	$13.11562	$16.50363	3,559
2014	$16.50363	$16.83932	3,521
2015	$16.83932	$15.78801	3,362
2016	$15.78801	$17.50089	2,051
2017	$17.50089	$19.65681	1,945
2018	$19.65681	$17.02025	1,684
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.40687	$11.34503	874
2010	$11.34503	$14.14354	883
2011	$14.14354	$12.55729	97
2012	$12.55729	$13.72927	107
2013	$13.72927	$18.37039	825
2014	$18.37039	$19.37780	121
2015	$19.37780	$19.17826	127
2016	$19.17826	$18.89368	0
2017	$18.89368	$22.60733	0
2018	$22.60733	$20.84281	0
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.70418	$8.25453	6,812
2010	$8.25453	$8.64695	4,371
2011	$8.64695	$8.18245	4,481
2012	$8.18245	$9.42929	5,496
2013	$9.42929	$12.30906	3,524
2014	$12.30906	$12.82663	3,218
2015	$12.82663	$11.22489	3,362
2016	$11.22489	$12.96600	2,985
2017	$12.96600	$14.89043	2,962
2018	$14.89043	$11.76287	2,649
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.69319	$13.15358	6,741
2010	$13.15358	$13.93019	7,821
2011	$13.93019	$13.83015	4,084
2012	$13.83015	$15.35777	3,986
2013	$15.35777	$18.02197	2,809
2014	$18.02197	$19.10684	2,696
2015	$19.10684	$18.79198	3,722
2016	$18.79198	$19.20369	1,009
2017	$19.20369	$22.22445	941
2018	$22.22445	$21.86262	938
Janus Henderson Forty Portfolio - Service Shares
2009	$9.82063	$14.04575	8,055
2010	$14.04575	$14.64941	5,350
2011	$14.64941	$13.35356	2,516
2012	$13.35356	$16.19978	3,133
2013	$16.19978	$20.76877	2,214
2014	$20.76877	$22.06564	1,722
2015	$22.06564	$24.19339	1,839
2016	$24.19339	$24.15912	979
2017	$24.15912	$30.76669	909
2018	$30.76669	$30.65368	907

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$10.11031	$13.16313	9,890
2010	$13.16313	$14.87445	9,661
2011	$14.87445	$14.13566	8,312
2012	$14.13566	$15.33936	3,084
2013	$15.33936	$18.90288	1,933
2014	$18.90288	$20.07791	1,535
2015	$20.07791	$18.94055	1,164
2016	$18.94055	$22.03460	1,000
2017	$22.03460	$24.52854	392
2018	$24.52854	$20.70496	426
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.83040	$11.98069	1,360
2010	$11.98069	$14.67127	1,240
2011	$14.67127	$9.72351	1,064
2012	$9.72351	$10.77897	1,038
2013	$10.77897	$12.06591	962
2014	$12.06591	$10.38823	381
2015	$10.38823	$9.27928	251
2016	$9.27928	$8.47985	123
2017	$8.47985	$10.86629	52
2018	$10.86629	$9.03231	55
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$17.04640	897
2016	$17.04640	$17.67339	48
2017	$17.67339	$22.17898	42
2018	$22.17898	$21.84920	0
MFS® Investors Trust Series - Service Class
2009	$8.75654	$10.85490	4,087
2010	$10.85490	$11.78934	3,740
2011	$11.78934	$11.26892	3,834
2012	$11.26892	$13.11604	3,695
2013	$13.11604	$16.92482	3,266
2014	$16.92482	$18.35350	2,842
2015	$18.35350	$17.96885	693
2016	$17.96885	$19.06515	652
2017	$19.06515	$22.97806	489
2018	$22.97806	$21.22213	457
MFS® New Discovery Series - Service Class
2009	$6.67084	$10.64549	5,377
2010	$10.64549	$14.17517	4,770
2011	$14.17517	$12.42794	4,558
2012	$12.42794	$14.71641	3,674
2013	$14.71641	$20.35655	999
2014	$20.35655	$18.44477	346
2015	$18.44477	$17.67895	290
2016	$17.67895	$18.84126	290
2017	$18.84126	$23.31803	215
2018	$23.31803	$22.44750	215

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$9.11821	$10.51433	16,873
2010	$10.51433	$11.29098	13,631
2011	$11.29098	$11.23533	13,093
2012	$11.23533	$12.20773	12,684
2013	$12.20773	$14.19819	6,739
2014	$14.19819	$15.05258	5,131
2015	$15.05258	$14.65856	4,279
2016	$14.65856	$15.62470	1,552
2017	$15.62470	$17.14726	1,418
2018	$17.14726	$15.80948	1,406
MFS® Value Series - Service Class
2009	$9.48819	$11.38025	2,246
2010	$11.38025	$12.39741	2,145
2011	$12.39741	$12.08713	2,041
2012	$12.08713	$13.71909	1,937
2013	$13.71909	$18.22139	517
2014	$18.22139	$19.66880	168
2015	$19.66880	$19.08564	167
2016	$19.08564	$21.27097	167
2017	$21.27097	$24.45300	167
2018	$24.45300	$21.47081	167
MFS® VIT II High Yield - Service Class
2013	$10.00000	$14.98380	4,199
2014	$14.98380	$15.04850	3,546
2015	$15.04850	$14.08817	4,659
2016	$14.08817	$15.68326	2,613
2017	$15.68326	$16.33332	2,529
2018	$16.33332	$15.48004	2,494
Morgan Stanley VIF Growth Portfolio, Class II
2009	$7.01493	$11.34741	2,446
2010	$11.34741	$13.62823	2,214
2011	$13.62823	$12.94352	2,197
2012	$12.94352	$14.45916	1,483
2013	$14.45916	$20.92203	1,983
2014	$20.92203	$21.74094	1,426
2015	$21.74094	$23.84394	1,339
2016	$23.84394	$22.90753	679
2017	$22.90753	$32.05106	595
2018	$32.05106	$33.68460	463
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.68111	$12.18440	20,226
2010	$12.18440	$15.45900	17,238
2011	$15.45900	$16.00016	14,273
2012	$16.00016	$18.11957	9,838
2013	$18.11957	$18.05905	7,340
2014	$18.05905	$22.89442	5,327
2015	$22.89442	$22.85620	3,442
2016	$22.85620	$23.85509	3,268
2017	$23.85509	$24.03989	3,357
2018	$24.03989	$21.67023	2,823

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$6.06333	$7.85502	0
2010	$7.85502	$9.78403	1,447
2011	$9.78403	$9.66399	1,352
2012	$9.66399	$10.99551	334
2013	$10.99551	$14.60712	897
2014	$14.60712	$15.09807	0
2015	$15.09807	$15.72729	942
2016	$15.72729	$15.72608	0
2017	$15.72608	$19.78958	0
2018	$19.78958	$18.16163	0
Oppenheimer Global Fund/VA - Service Shares
2009	$8.82642	$12.04785	17,303
2010	$12.04785	$13.65422	14,202
2011	$13.65422	$12.23429	11,596
2012	$12.23429	$14.49347	6,873
2013	$14.49347	$18.02829	4,025
2014	$18.02829	$18.02176	3,270
2015	$18.02176	$18.30055	2,270
2016	$18.30055	$17.89824	1,036
2017	$17.89824	$23.90228	885
2018	$23.90228	$20.27625	907
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$7.96380	$10.67754	15,659
2010	$10.67754	$12.87027	13,843
2011	$12.87027	$12.30652	11,660
2012	$12.30652	$14.18359	5,710
2013	$14.18359	$19.53683	4,737
2014	$19.53683	$21.36662	3,371
2015	$21.36662	$19.65320	2,987
2016	$19.65320	$22.65363	2,560
2017	$22.65363	$25.27945	1,731
2018	$25.27945	$22.15140	1,659
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.32081	$11.68951	6,222
2010	$11.68951	$12.42313	4,591
2011	$12.42313	$12.99240	3,728
2012	$12.99240	$14.10589	2,370
2013	$14.10589	$13.88602	2,142
2014	$13.88602	$15.11924	1,977
2015	$15.11924	$14.85253	655
2016	$14.85253	$15.49110	634
2017	$15.49110	$15.59496	556
2018	$15.59496	$15.59918	510
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.25051	$11.88737	109,743
2010	$11.88737	$12.58815	97,258
2011	$12.58815	$13.77032	77,395
2012	$13.77032	$14.66819	66,979
2013	$14.66819	$13.04305	57,681
2014	$13.04305	$13.17062	37,282
2015	$13.17062	$12.55161	26,013
2016	$12.55161	$12.93373	6,830
2017	$12.93373	$13.13327	6,173
2018	$13.13327	$12.57987	5,956

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.40663	$12.74515	64,059
2010	$12.74515	$13.49724	59,081
2011	$13.49724	$13.69866	51,186
2012	$13.69866	$14.70403	36,817
2013	$14.70403	$14.12009	30,827
2014	$14.12009	$14.42233	42,782
2015	$14.42233	$14.19004	25,093
2016	$14.19004	$14.27199	6,899
2017	$14.27199	$14.66854	6,051
2018	$14.66854	$14.29128	5,908
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.14750	$9.92686	13,870
2010	$9.92686	$11.27934	12,522
2011	$11.27934	$11.19902	12,448
2012	$11.19902	$12.93301	8,282
2013	$12.93301	$17.84307	6,193
2014	$17.84307	$19.02246	5,144
2015	$19.02246	$20.64439	6,153
2016	$20.64439	$20.33083	3,395
2017	$20.33083	$27.05267	2,734
2018	$27.05267	$26.93503	2,494
T. Rowe Price Equity Income Portfolio - II
2009	$8.20553	$10.06682	27,840
2010	$10.06682	$11.31427	23,674
2011	$11.31427	$10.96979	19,401
2012	$10.96979	$12.56265	12,275
2013	$12.56265	$15.92374	4,907
2014	$15.92374	$16.70521	4,629
2015	$16.70521	$15.20005	5,280
2016	$15.20005	$17.69670	3,316
2017	$17.69670	$20.06347	3,094
2018	$20.06347	$17.74709	2,725
VanEck VIP Emerging Markets Fund - Initial Class
2009	$9.87972	$20.63013	2,624
2010	$20.63013	$25.63154	1,575
2011	$25.63154	$18.64461	1,059
2012	$18.64461	$23.70511	1,485
2013	$23.70511	$26.01024	358
2014	$26.01024	$25.37119	347
2015	$25.37119	$21.37353	340
2016	$21.37353	$20.95807	247
2017	$20.95807	$31.00997	172
2018	$31.00997	$23.23991	168
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$16.84259	$25.98894	9,994
2010	$25.98894	$32.89908	9,244
2011	$32.89908	$26.92416	8,702
2012	$26.92416	$27.26379	6,869
2013	$27.26379	$29.51796	6,579
2014	$29.51796	$23.38879	6,538
2015	$23.38879	$15.24623	3,700
2016	$15.24623	$21.46255	511
2017	$21.46255	$20.66851	456
2018	$20.66851	$14.51973	446

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.82511	$11.86900	12,323
2010	$11.86900	$13.33426	9,916
2011	$13.33426	$13.22759	7,926
2012	$13.22759	$15.29766	2,612
2013	$15.29766	$15.89172	1,745
2014	$15.89172	$15.33096	1,335
2015	$15.33096	$14.10383	555
2016	$14.10383	$15.93724	536
2017	$15.93724	$16.92841	548
2018	$16.92841	$15.89087	514
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
with EPB (Annual Increase) (& with/without SPB and with/without ABR)
Mortality & Expense = 2.00

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.22947	$13.61570	1,983
2010	$13.61570	$15.14643	4,601
2011	$15.14643	$14.73602	2,012
2012	$14.73602	$17.00691	1,971
2013	$17.00691	$22.44246	555
2014	$22.44246	$24.92554	289
2015	$24.92554	$25.84526	265
2016	$25.84526	$25.35982	289
2017	$25.35982	$32.46358	254
2018	$32.46358	$31.66438	237
Alger Large Cap Growth Portfolio - Class S
2009	$6.93907	$10.00323	271
2010	$10.00323	$11.05725	268
2011	$11.05725	$10.74297	265
2012	$10.74297	$11.50312	272
2013	$11.50312	$15.15545	245
2014	$15.15545	$16.40405	231
2015	$16.40405	$16.27682	222
2016	$16.27682	$15.74416	243
2017	$15.74416	$19.72545	218
2018	$19.72545	$19.64447	200
Alger Mid Cap Growth Portfolio - Class S
2009	$6.36163	$9.42385	3,353
2010	$9.42385	$10.96829	3,421
2011	$10.96829	$9.81584	3,589
2012	$9.81584	$11.11707	2,501
2013	$11.11707	$14.73688	2,348
2014	$14.73688	$15.52144	1,965
2015	$15.52144	$14.90763	1,938
2016	$14.90763	$14.66588	2,012
2017	$14.66588	$18.55077	1,871
2018	$18.55077	$16.74677	1,456
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.11209	$7.44979	40
2010	$7.44979	$7.98371	41
2011	$7.98371	$8.20352	40
2012	$8.20352	$9.35635	37
2013	$9.35635	$12.12502	30
2014	$12.12502	$13.26025	28
2015	$13.26025	$12.60946	29
2016	$12.60946	$13.95042	27
2017	$13.95042	$15.68605	25
2018	$15.68605	$13.99375	26

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.48507	$10.69610	5,339
2010	$10.69610	$11.93380	4,968
2011	$11.93380	$11.35472	4,752
2012	$11.35472	$12.47579	4,536
2013	$12.47579	$14.08737	1,772
2014	$14.08737	$14.55539	1,675
2015	$14.55539	$14.24113	1,598
2016	$14.24113	$14.33880	1,604
2017	$14.33880	$15.96928	1,573
2018	$15.96928	$14.75610	1,451
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$9.07855	$12.04028	5,836
2010	$12.04028	$13.78293	5,460
2011	$13.78293	$13.11837	5,899
2012	$13.11837	$14.91513	4,859
2013	$14.91513	$19.12186	2,889
2014	$19.12186	$20.90210	1,185
2015	$20.90210	$20.54813	1,001
2016	$20.54813	$21.67295	987
2017	$21.67295	$25.80217	923
2018	$25.80217	$23.58283	894
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.25100	$9.22008	8,091
2010	$9.22008	$10.37314	2,975
2011	$10.37314	$10.22224	3,658
2012	$10.22224	$11.71384	1,891
2013	$11.71384	$14.65921	915
2014	$14.65921	$15.56831	904
2015	$15.56831	$14.59536	194
2016	$14.59536	$16.82033	172
2017	$16.82033	$18.55302	179
2018	$18.55302	$16.61259	182
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.93892	1,126
2017	$9.93892	$9.79726	1,068
2018	$9.79726	$9.74996	403
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.54356	$10.37112	10,057
2010	$10.37112	$10.16074	9,033
2011	$10.16074	$9.94894	8,566
2012	$9.94894	$9.74042	6,620
2013	$9.74042	$9.53683	6,875
2014	$9.53683	$9.33749	6,061
2015	$9.33749	$9.14232	5,209
2016	$9.14232	$8.95209	5,588
2017	$8.95209	$8.80260	6,268
2018	$8.80260	$8.73819	5,868

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.71420	$8.41141	2,571
2010	$8.41141	$10.19995	2,136
2011	$10.19995	$9.98296	2,695
2012	$9.98296	$11.18043	2,041
2013	$11.18043	$14.88631	736
2014	$14.88631	$16.17871	736
2015	$16.17871	$16.93255	735
2016	$16.93255	$16.66910	735
2017	$16.66910	$22.00425	734
2018	$22.00425	$21.44893	734
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.76361	$9.59959	8,947
2010	$9.59959	$10.78243	5,824
2011	$10.78243	$10.74481	5,859
2012	$10.74481	$12.16292	5,695
2013	$12.16292	$15.70724	3,948
2014	$15.70724	$17.42086	3,697
2015	$17.42086	$17.23964	3,189
2016	$17.23964	$18.83350	3,134
2017	$18.83350	$22.38845	3,007
2018	$22.38845	$20.88128	2,041
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$9.93593	$11.23207	6,423
2010	$11.23207	$11.82623	5,419
2011	$11.82623	$12.39316	4,604
2012	$12.39316	$12.81215	6,424
2013	$12.81215	$12.28373	6,268
2014	$12.28373	$12.70138	3,217
2015	$12.70138	$12.32899	3,182
2016	$12.32899	$12.61131	3,248
2017	$12.61131	$12.84121	3,453
2018	$12.84121	$12.47259	2,758
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$9.15058	$11.30731	4,373
2010	$11.30731	$12.49029	4,191
2011	$12.49029	$10.10791	4,816
2012	$10.10791	$11.91168	4,431
2013	$11.91168	$15.17962	3,690
2014	$15.17962	$13.62779	3,983
2015	$13.62779	$13.78138	2,835
2016	$13.78138	$12.78190	3,046
2017	$12.78190	$16.26855	2,898
2018	$16.26855	$13.52861	2,339
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.69344	1,735
2016	$8.69344	$9.66305	1,661
2017	$9.66305	$10.50888	1,788
2018	$10.50888	$9.21206	1,877

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$8.90828	$11.10160	409
2010	$11.10160	$12.08686	183
2011	$12.08686	$11.05696	483
2012	$11.05696	$11.30384	119
2013	$11.30384	$12.99851	3
2014	$12.99851	$13.08119	3
2015	$13.08119	$12.96788	3
2016	$12.96788	$12.77949	3
2017	$12.77949	$14.37155	3
2018	$14.37155	$12.24963	3
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$9.14164	367
2013	$9.14164	$12.51137	312
2014	$12.51137	$13.24919	256
2015	$13.24919	$13.58709	247
2016	$13.58709	$13.57085	239
2017	$13.57085	$16.87930	201
2018	$16.87930	$15.88184	185
Invesco V.I. Core Equity Fund - Series II
2009	$7.73984	$9.69762	3,963
2010	$9.69762	$10.37220	2,964
2011	$10.37220	$10.12501	2,895
2012	$10.12501	$11.26125	2,774
2013	$11.26125	$14.21498	1,761
2014	$14.21498	$15.00842	1,751
2015	$15.00842	$13.81120	1,764
2016	$13.81120	$14.87679	1,754
2017	$14.87679	$16.44229	1,762
2018	$16.44229	$14.54982	227
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.49950	772
2012	$11.49950	$11.50719	395
2013	$11.50719	$10.94398	66
2014	$10.94398	$11.13003	68
2015	$11.13003	$10.90294	67
2016	$10.90294	$10.78156	70
2017	$10.78156	$10.73828	73
2018	$10.73828	$10.54375	69
Invesco V.I. Growth and Income Fund - Series II
2009	$8.94114	$10.86372	10,965
2010	$10.86372	$11.93243	8,005
2011	$11.93243	$11.41812	7,975
2012	$11.41812	$12.78158	6,919
2013	$12.78158	$16.73876	4,188
2014	$16.73876	$18.02030	3,396
2015	$18.02030	$17.05735	2,218
2016	$17.05735	$19.94495	2,025
2017	$19.94495	$22.27030	2,011
2018	$22.27030	$18.83911	2,175

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.30120	$11.82445	3,173
2010	$11.82445	$13.17132	2,724
2011	$13.17132	$12.05651	2,761
2012	$12.05651	$13.05610	2,318
2013	$13.05610	$16.42035	1,920
2014	$16.42035	$16.74579	1,919
2015	$16.74579	$15.69231	1,008
2016	$15.69231	$17.38596	999
2017	$17.38596	$19.51789	1,001
2018	$19.51789	$16.89141	130
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.38832	$11.31082	1,675
2010	$11.31082	$14.09371	3,034
2011	$14.09371	$12.50667	2,939
2012	$12.50667	$13.66693	2,829
2013	$13.66693	$18.27765	847
2014	$18.27765	$19.27013	847
2015	$19.27013	$19.06196	847
2016	$19.06196	$18.76955	847
2017	$18.76955	$22.44748	847
2018	$22.44748	$20.68496	0
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.68989	$8.22965	4,860
2010	$8.22965	$8.61649	5,990
2011	$8.61649	$8.14946	5,975
2012	$8.14946	$9.38647	5,884
2013	$9.38647	$12.24692	2,659
2014	$12.24692	$12.75535	2,593
2015	$12.75535	$11.15682	1,731
2016	$11.15682	$12.88081	1,605
2017	$12.88081	$14.78514	1,529
2018	$14.78514	$11.67377	1,762
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.66644	$13.11399	5,509
2010	$13.11399	$13.88119	5,233
2011	$13.88119	$13.77446	4,968
2012	$13.77446	$15.28811	4,189
2013	$15.28811	$17.93107	1,518
2014	$17.93107	$19.00077	1,378
2015	$19.00077	$18.67811	1,279
2016	$18.67811	$19.07762	1,185
2017	$19.07762	$22.06744	1,102
2018	$22.06744	$21.69717	901
Janus Henderson Forty Portfolio - Service Shares
2009	$9.79602	$14.00340	620
2010	$14.00340	$14.59780	619
2011	$14.59780	$13.29974	1,081
2012	$13.29974	$16.12625	849
2013	$16.12625	$20.66396	825
2014	$20.66396	$21.94308	775
2015	$21.94308	$24.04674	767
2016	$24.04674	$24.00045	758
2017	$24.00045	$30.54923	750
2018	$30.54923	$30.42160	742

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$10.08501	$13.12348	5,424
2010	$13.12348	$14.82208	4,331
2011	$14.82208	$14.07870	4,570
2012	$14.07870	$15.26974	3,154
2013	$15.26974	$18.80747	1,580
2014	$18.80747	$19.96637	1,460
2015	$19.96637	$18.82571	297
2016	$18.82571	$21.88988	274
2017	$21.88988	$24.35517	242
2018	$24.35517	$20.54819	259
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.81328	$11.94455	1,598
2010	$11.94455	$14.61957	1,557
2011	$14.61957	$9.68428	1,556
2012	$9.68428	$10.73000	1,556
2013	$10.73000	$12.00497	54
2014	$12.00497	$10.33048	3
2015	$10.33048	$9.22299	3
2016	$9.22299	$8.42412	3
2017	$8.42412	$10.78944	3
2018	$10.78944	$8.96389	2
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$16.94312	1,274
2016	$16.94312	$17.55737	1,313
2017	$17.55737	$22.02229	1,200
2018	$22.02229	$21.68386	1,133
MFS® Investors Trust Series - Service Class
2009	$8.73461	$10.82219	1,337
2010	$10.82219	$11.74783	1,213
2011	$11.74783	$11.22351	1,043
2012	$11.22351	$13.05652	902
2013	$13.05652	$16.83940	610
2014	$16.83940	$18.25157	0
2015	$18.25157	$17.85994	0
2016	$17.85994	$18.93995	0
2017	$18.93995	$22.81567	0
2018	$22.81567	$21.06147	0
MFS® New Discovery Series - Service Class
2009	$6.65411	$10.61336	2,483
2010	$10.61336	$14.12519	3,909
2011	$14.12519	$12.37780	3,841
2012	$12.37780	$14.64954	3,317
2013	$14.64954	$20.25372	1,253
2014	$20.25372	$18.34222	1,253
2015	$18.34222	$17.57167	1,029
2016	$17.57167	$18.71740	1,029
2017	$18.71740	$23.15308	1,029
2018	$23.15308	$22.27742	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$9.09539	$10.48266	10,700
2010	$10.48266	$11.25124	7,267
2011	$11.25124	$11.19009	6,824
2012	$11.19009	$12.15234	6,209
2013	$12.15234	$14.12656	3,354
2014	$14.12656	$14.96900	3,070
2015	$14.96900	$14.56972	2,726
2016	$14.56972	$15.52210	2,587
2017	$15.52210	$17.02607	2,377
2018	$17.02607	$15.68979	1,391
MFS® Value Series - Service Class
2009	$9.46445	$11.34597	1,559
2010	$11.34597	$12.35376	1,111
2011	$12.35376	$12.03845	1,032
2012	$12.03845	$13.65685	959
2013	$13.65685	$18.12948	0
2014	$18.12948	$19.55959	0
2015	$19.55959	$18.96999	0
2016	$18.96999	$21.13133	0
2017	$21.13133	$24.28024	0
2018	$24.28024	$21.30832	0
MFS® VIT II High Yield - Service Class
2013	$10.00000	$14.90817	857
2014	$14.90817	$14.96489	229
2015	$14.96489	$14.00274	36
2016	$14.00274	$15.58023	36
2017	$15.58023	$16.21785	8
2018	$16.21785	$15.36282	0
Morgan Stanley VIF Growth Portfolio, Class II
2009	$6.99735	$11.31320	2,172
2010	$11.31320	$13.58022	1,591
2011	$13.58022	$12.89134	1,594
2012	$12.89134	$14.39351	1,208
2013	$14.39351	$20.81640	84
2014	$20.81640	$21.62015	37
2015	$21.62015	$23.69938	37
2016	$23.69938	$22.75706	37
2017	$22.75706	$31.82450	8
2018	$31.82450	$33.42955	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.65686	$12.14766	2,547
2010	$12.14766	$15.40452	2,238
2011	$15.40452	$15.93566	2,373
2012	$15.93566	$18.03731	1,697
2013	$18.03731	$17.96788	219
2014	$17.96788	$22.76721	157
2015	$22.76721	$22.71760	63
2016	$22.71760	$23.69837	63
2017	$23.69837	$23.86991	42
2018	$23.86991	$21.50611	37

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$6.05197	$7.83631	523
2010	$7.83631	$9.75574	2,804
2011	$9.75574	$9.63115	2,573
2012	$9.63115	$10.95253	2,360
2013	$10.95253	$14.54259	1,669
2014	$14.54259	$15.02370	0
2015	$15.02370	$15.64182	0
2016	$15.64182	$15.63265	0
2017	$15.63265	$19.66211	0
2018	$19.66211	$18.03550	0
Oppenheimer Global Fund/VA - Service Shares
2009	$8.80433	$12.01156	5,293
2010	$12.01156	$13.60616	6,574
2011	$13.60616	$12.18501	6,427
2012	$12.18501	$14.42771	5,383
2013	$14.42771	$17.93732	1,486
2014	$17.93732	$17.92168	1,473
2015	$17.92168	$18.18962	708
2016	$18.18962	$17.78068	717
2017	$17.78068	$23.73333	631
2018	$23.73333	$20.12272	598
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$7.94385	$10.64537	4,884
2010	$10.64537	$12.82494	4,510
2011	$12.82494	$12.25693	4,369
2012	$12.25693	$14.11920	3,783
2013	$14.11920	$19.43823	1,595
2014	$19.43823	$21.24794	1,556
2015	$21.24794	$19.53406	664
2016	$19.53406	$22.50484	624
2017	$22.50484	$25.10077	632
2018	$25.10077	$21.98368	639
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.29500	$11.65432	1,204
2010	$11.65432	$12.37941	1,213
2011	$12.37941	$12.94010	1,135
2012	$12.94010	$14.04192	1,141
2013	$14.04192	$13.81598	1,311
2014	$13.81598	$15.03531	1,265
2015	$15.03531	$14.76255	989
2016	$14.76255	$15.38941	1,000
2017	$15.38941	$15.48479	1,126
2018	$15.48479	$15.48114	1,052
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.22483	$11.85154	6,080
2010	$11.85154	$12.54381	9,891
2011	$12.54381	$13.71484	5,329
2012	$13.71484	$14.60161	5,449
2013	$14.60161	$12.97722	2,808
2014	$12.97722	$13.09746	2,789
2015	$13.09746	$12.47553	2,606
2016	$12.47553	$12.84878	2,621
2017	$12.84878	$13.04045	2,648
2018	$13.04045	$12.48464	1,054

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.37805	$12.70673	6,216
2010	$12.70673	$13.44969	6,982
2011	$13.44969	$13.64346	3,449
2012	$13.64346	$14.63729	4,378
2013	$14.63729	$14.04883	3,476
2014	$14.04883	$14.34222	3,390
2015	$14.34222	$14.10402	3,316
2016	$14.10402	$14.17826	3,301
2017	$14.17826	$14.56486	3,307
2018	$14.56486	$14.18309	3,213
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.12960	$9.89694	5,969
2010	$9.89694	$11.23961	3,905
2011	$11.23961	$11.15389	3,643
2012	$11.15389	$12.87431	3,535
2013	$12.87431	$17.75302	2,631
2014	$17.75302	$18.91680	2,512
2015	$18.91680	$20.51924	1,703
2016	$20.51924	$20.19730	1,821
2017	$20.19730	$26.86146	1,568
2018	$26.86146	$26.73109	1,455
T. Rowe Price Equity Income Portfolio - II
2009	$8.18497	$10.03648	11,529
2010	$10.03648	$11.27442	8,979
2011	$11.27442	$10.92560	8,687
2012	$10.92560	$12.50565	7,853
2013	$12.50565	$15.84339	5,577
2014	$15.84339	$16.61243	4,765
2015	$16.61243	$15.10791	3,761
2016	$15.10791	$17.58047	3,462
2017	$17.58047	$19.92166	3,394
2018	$19.92166	$17.61273	3,501
VanEck VIP Emerging Markets Fund - Initial Class
2009	$9.85499	$20.56802	1,715
2010	$20.56802	$25.54134	3,485
2011	$25.54134	$18.56952	1,965
2012	$18.56952	$23.59757	1,921
2013	$23.59757	$25.87902	364
2014	$25.87902	$25.23030	2
2015	$25.23030	$21.24397	2
2016	$21.24397	$20.82043	2
2017	$20.82043	$30.79081	2
2018	$30.79081	$23.06397	2
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$16.80043	$25.91066	1,612
2010	$25.91066	$32.78327	2,593
2011	$32.78327	$26.81571	1,214
2012	$26.81571	$27.14005	1,183
2013	$27.14005	$29.36900	355
2014	$29.36900	$23.25885	331
2015	$23.25885	$15.15376	2
2016	$15.15376	$21.32150	2
2017	$21.32150	$20.52234	1
2018	$20.52234	$14.40973	1

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.80552	$11.83326	3,715
2010	$11.83326	$13.28733	3,300
2011	$13.28733	$13.17431	3,215
2012	$13.17431	$15.22826	2,775
2013	$15.22826	$15.81154	3,045
2014	$15.81154	$15.24582	2,703
2015	$15.24582	$14.01834	2,407
2016	$14.01834	$15.83259	2,249
2017	$15.83259	$16.80878	2,375
2018	$16.80878	$15.77057	2,337
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
with EEDB 71-79 (& with/without SPB and with/without ABR)
Mortality & Expense = 2.10

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.18326	$13.53371	0
2010	$13.53371	$15.03986	0
2011	$15.03986	$14.61741	0
2012	$14.61741	$16.85275	0
2013	$16.85275	$22.21634	0
2014	$22.21634	$24.64920	0
2015	$24.64920	$25.53263	0
2016	$25.53263	$25.02753	0
2017	$25.02753	$32.00593	0
2018	$32.00593	$31.18636	0
Alger Large Cap Growth Portfolio - Class S
2009	$6.90433	$9.94300	0
2010	$9.94300	$10.97946	0
2011	$10.97946	$10.65652	0
2012	$10.65652	$11.39888	0
2013	$11.39888	$15.00277	0
2014	$15.00277	$16.22221	0
2015	$16.22221	$16.07995	0
2016	$16.07995	$15.53789	0
2017	$15.53789	$19.44740	0
2018	$19.44740	$19.34794	0
Alger Mid Cap Growth Portfolio - Class S
2009	$6.32977	$9.36708	485
2010	$9.36708	$10.89109	484
2011	$10.89109	$9.73680	483
2012	$9.73680	$11.01625	483
2013	$11.01625	$14.58831	482
2014	$14.58831	$15.34928	482
2015	$15.34928	$14.72720	482
2016	$14.72720	$14.47361	481
2017	$14.47361	$18.28913	481
2018	$18.28913	$16.49382	480
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.10159	$7.42941	0
2010	$7.42941	$7.95373	0
2011	$7.95373	$8.16439	0
2012	$8.16439	$9.30219	0
2013	$9.30219	$12.04254	0
2014	$12.04254	$13.15660	0
2015	$13.15660	$12.49812	0
2016	$12.49812	$13.81315	0
2017	$13.81315	$15.51606	0
2018	$15.51606	$13.82807	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.44260	$10.63170	0
2010	$10.63170	$11.84986	0
2011	$11.84986	$11.26335	0
2012	$11.26335	$12.36273	0
2013	$12.36273	$13.94544	0
2014	$13.94544	$14.39402	0
2015	$14.39402	$14.06884	0
2016	$14.06884	$14.15091	0
2017	$14.15091	$15.74414	0
2018	$15.74414	$14.53331	0
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$9.03309	$11.96776	1,046
2010	$11.96776	$13.68591	305
2011	$13.68591	$13.01275	304
2012	$13.01275	$14.77989	555
2013	$14.77989	$18.92914	60
2014	$18.92914	$20.67031	0
2015	$20.67031	$20.29952	0
2016	$20.29952	$21.38893	0
2017	$21.38893	$25.43838	0
2018	$25.43838	$23.22676	0
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.21470	$9.16455	1,918
2010	$9.16455	$10.30013	1,878
2011	$10.30013	$10.13996	1,846
2012	$10.13996	$11.60764	2,062
2013	$11.60764	$14.51150	1,362
2014	$14.51150	$15.39569	667
2015	$15.39569	$14.41877	667
2016	$14.41877	$16.59991	666
2017	$16.59991	$18.29145	666
2018	$18.29145	$16.36177	665
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.93559	0
2017	$9.93559	$9.78411	0
2018	$9.78411	$9.72701	0
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.49084	$10.30873	4,096
2010	$10.30873	$10.08930	2,971
2011	$10.08930	$9.86892	2,863
2012	$9.86892	$9.65220	2,796
2013	$9.65220	$9.44079	2,763
2014	$9.44079	$9.23402	434
2015	$9.23402	$9.03177	429
2016	$9.03177	$8.83483	460
2017	$8.83483	$8.67854	527
2018	$8.67854	$8.60631	498

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.68057	$8.36074	260
2010	$8.36074	$10.12817	260
2011	$10.12817	$9.90261	259
2012	$9.90261	$11.07909	259
2013	$11.07909	$14.73632	259
2014	$14.73632	$15.99934	258
2015	$15.99934	$16.72771	258
2016	$16.72771	$16.45068	258
2017	$16.45068	$21.69405	258
2018	$21.69405	$21.12511	258
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.72472	$9.54176	860
2010	$9.54176	$10.70654	853
2011	$10.70654	$10.65831	848
2012	$10.65831	$12.05265	824
2013	$12.05265	$15.54895	784
2014	$15.54895	$17.22767	695
2015	$17.22767	$17.03106	689
2016	$17.03106	$18.58668	683
2017	$18.58668	$22.07279	671
2018	$22.07279	$20.56600	671
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$9.88619	$11.16445	125
2010	$11.16445	$11.74303	130
2011	$11.74303	$12.29343	121
2012	$12.29343	$12.69604	129
2013	$12.69604	$12.15996	157
2014	$12.15996	$12.56056	160
2015	$12.56056	$12.17984	159
2016	$12.17984	$12.44606	163
2017	$12.44606	$12.66017	181
2018	$12.66017	$12.28429	174
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$9.10476	$11.23920	745
2010	$11.23920	$12.40240	742
2011	$12.40240	$10.02652	766
2012	$10.02652	$11.80367	1,007
2013	$11.80367	$15.02663	526
2014	$15.02663	$13.47667	546
2015	$13.47667	$13.61463	538
2016	$13.61463	$12.61438	558
2017	$12.61438	$16.03915	539
2018	$16.03915	$13.32432	557
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.68750	222
2016	$8.68750	$9.64661	211
2017	$9.64661	$10.48044	218
2018	$10.48044	$9.17782	233

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$8.86367	$11.03474	0
2010	$11.03474	$12.00181	0
2011	$12.00181	$10.96797	0
2012	$10.96797	$11.20137	0
2013	$11.20137	$12.86753	0
2014	$12.86753	$12.93616	0
2015	$12.93616	$12.81100	0
2016	$12.81100	$12.61201	0
2017	$12.61201	$14.16892	0
2018	$14.16892	$12.06467	0
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$9.05876	0
2013	$9.05876	$12.38529	0
2014	$12.38529	$13.10227	0
2015	$13.10227	$13.42270	0
2016	$13.42270	$13.39300	0
2017	$13.39300	$16.64131	0
2018	$16.64131	$15.64204	0
Invesco V.I. Core Equity Fund - Series II
2009	$7.71868	$9.66122	0
2010	$9.66122	$10.32272	0
2011	$10.32272	$10.06644	0
2012	$10.06644	$11.18465	0
2013	$11.18465	$14.10388	0
2014	$14.10388	$14.87589	0
2015	$14.87589	$13.67525	0
2016	$13.67525	$14.71534	0
2017	$14.71534	$16.24746	0
2018	$16.24746	$14.36284	0
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.40697	2,397
2012	$11.40697	$11.40291	1,552
2013	$11.40291	$10.83372	0
2014	$10.83372	$11.00663	0
2015	$11.00663	$10.77106	0
2016	$10.77106	$10.64029	0
2017	$10.64029	$10.58691	0
2018	$10.58691	$10.38459	0
Invesco V.I. Growth and Income Fund - Series II
2009	$8.89637	$10.79830	2,073
2010	$10.79830	$11.84847	1,249
2011	$11.84847	$11.32623	1,252
2012	$11.32623	$12.66573	1,185
2013	$12.66573	$16.57011	496
2014	$16.57011	$17.82051	223
2015	$17.82051	$16.85101	228
2016	$16.85101	$19.68362	207
2017	$19.68362	$21.95635	209
2018	$21.95635	$18.55470	231

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.25463	$11.75323	0
2010	$11.75323	$13.07863	0
2011	$13.07863	$11.95945	0
2012	$11.95945	$12.93773	0
2013	$12.93773	$16.25486	0
2014	$16.25486	$16.56008	0
2015	$16.56008	$15.50243	0
2016	$15.50243	$17.15809	0
2017	$17.15809	$19.24267	0
2018	$19.24267	$16.63633	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.35132	$11.24268	0
2010	$11.24268	$13.99452	0
2011	$13.99452	$12.40598	0
2012	$12.40598	$13.54302	0
2013	$13.54302	$18.09345	0
2014	$18.09345	$19.05643	0
2015	$19.05643	$18.83131	0
2016	$18.83131	$18.52353	0
2017	$18.52353	$22.13094	0
2018	$22.13094	$20.37259	0
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.66137	$8.18003	936
2010	$8.18003	$8.55579	899
2011	$8.55579	$8.08381	866
2012	$8.08381	$9.30132	819
2013	$9.30132	$12.12342	775
2014	$12.12342	$12.61384	0
2015	$12.61384	$11.02176	0
2016	$11.02176	$12.71192	0
2017	$12.71192	$14.57657	0
2018	$14.57657	$11.49742	0
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.61302	$13.03498	0
2010	$13.03498	$13.78349	0
2011	$13.78349	$13.66357	0
2012	$13.66357	$15.14950	0
2013	$15.14950	$17.75035	0
2014	$17.75035	$18.79004	0
2015	$18.79004	$18.45209	0
2016	$18.45209	$18.82755	0
2017	$18.82755	$21.75624	0
2018	$21.75624	$21.36952	0
Janus Henderson Forty Portfolio - Service Shares
2009	$9.74698	$13.91907	586
2010	$13.91907	$14.49507	583
2011	$14.49507	$13.19267	581
2012	$13.19267	$15.98004	578
2013	$15.98004	$20.45572	0
2014	$20.45572	$21.69976	0
2015	$21.69976	$23.75581	0
2016	$23.75581	$23.68592	0
2017	$23.68592	$30.11851	0
2018	$30.11851	$29.96228	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$10.03450	$13.04442	938
2010	$13.04442	$14.71778	910
2011	$14.71778	$13.96540	891
2012	$13.96540	$15.13133	872
2013	$15.13133	$18.61796	543
2014	$18.61796	$19.74500	100
2015	$19.74500	$18.59795	0
2016	$18.59795	$21.60302	0
2017	$21.60302	$24.01179	0
2018	$24.01179	$20.23794	0
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.77915	$11.87258	314
2010	$11.87258	$14.51666	312
2011	$14.51666	$9.60629	311
2012	$9.60629	$10.63268	310
2013	$10.63268	$11.88393	0
2014	$11.88393	$10.21587	0
2015	$10.21587	$9.11133	0
2016	$9.11133	$8.31364	0
2017	$8.31364	$10.63720	0
2018	$10.63720	$8.82845	0
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$16.73804	229
2016	$16.73804	$17.32718	235
2017	$17.32718	$21.71167	211
2018	$21.71167	$21.35635	201
MFS® Investors Trust Series - Service Class
2009	$8.69089	$10.75702	0
2010	$10.75702	$11.66516	0
2011	$11.66516	$11.13319	0
2012	$11.13319	$12.93818	0
2013	$12.93818	$16.66976	0
2014	$16.66976	$18.04924	0
2015	$18.04924	$17.64391	0
2016	$17.64391	$18.69179	0
2017	$18.69179	$22.49404	0
2018	$22.49404	$20.74352	0
MFS® New Discovery Series - Service Class
2009	$6.62077	$10.54940	0
2010	$10.54940	$14.02574	0
2011	$14.02574	$12.27812	0
2012	$12.27812	$14.51670	0
2013	$14.51670	$20.04957	0
2014	$20.04957	$18.13879	0
2015	$18.13879	$17.35903	0
2016	$17.35903	$18.47206	0
2017	$18.47206	$22.82657	0
2018	$22.82657	$21.94099	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$9.04986	$10.41953	625
2010	$10.41953	$11.17207	624
2011	$11.17207	$11.10003	624
2012	$11.10003	$12.04218	524
2013	$12.04218	$13.98422	436
2014	$13.98422	$14.80303	0
2015	$14.80303	$14.39346	0
2016	$14.39346	$15.31871	0
2017	$15.31871	$16.78605	0
2018	$16.78605	$15.45292	0
MFS® Value Series - Service Class
2009	$9.41707	$11.27763	97
2010	$11.27763	$12.26683	96
2011	$12.26683	$11.94155	96
2012	$11.94155	$13.53304	81
2013	$13.53304	$17.94679	67
2014	$17.94679	$19.34273	0
2015	$19.34273	$18.74049	0
2016	$18.74049	$20.85442	0
2017	$20.85442	$23.93793	0
2018	$23.93793	$20.98661	0
MFS® VIT II High Yield - Service Class
2013	$10.00000	$14.75799	0
2014	$14.75799	$14.79903	0
2015	$14.79903	$13.83339	0
2016	$13.83339	$15.37614	0
2017	$15.37614	$15.98928	0
2018	$15.98928	$15.13095	0
Morgan Stanley VIF Growth Portfolio, Class II
2009	$6.96230	$11.24506	0
2010	$11.24506	$13.48465	0
2011	$13.48465	$12.78758	0
2012	$12.78758	$14.26304	0
2013	$14.26304	$20.60668	0
2014	$20.60668	$21.38047	0
2015	$21.38047	$23.41270	0
2016	$23.41270	$22.45888	0
2017	$22.45888	$31.37589	0
2018	$31.37589	$32.92491	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.60848	$12.07444	3,840
2010	$12.07444	$15.29607	3,079
2011	$15.29607	$15.80733	2,953
2012	$15.80733	$17.87373	2,832
2013	$17.87373	$17.78674	2,718
2014	$17.78674	$22.51469	0
2015	$22.51469	$22.44269	0
2016	$22.44269	$23.38777	0
2017	$23.38777	$23.53332	0
2018	$23.53332	$21.18135	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$6.02926	$7.79892	383
2010	$7.79892	$9.69929	381
2011	$9.69929	$9.56566	379
2012	$9.56566	$10.86693	378
2013	$10.86693	$14.41421	0
2014	$14.41421	$14.87587	0
2015	$14.87587	$15.47209	0
2016	$15.47209	$15.44726	0
2017	$15.44726	$19.40937	0
2018	$19.40937	$17.78561	0
Oppenheimer Global Fund/VA - Service Shares
2009	$8.76024	$11.93920	0
2010	$11.93920	$13.51039	0
2011	$13.51039	$12.08690	0
2012	$12.08690	$14.29689	0
2013	$14.29689	$17.75655	0
2014	$17.75655	$17.72294	0
2015	$17.72294	$17.96954	0
2016	$17.96954	$17.54766	0
2017	$17.54766	$23.39871	0
2018	$23.39871	$19.81888	0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$7.90407	$10.58124	446
2010	$10.58124	$12.73467	433
2011	$12.73467	$12.15824	436
2012	$12.15824	$13.99120	429
2013	$13.99120	$19.24235	100
2014	$19.24235	$21.01233	95
2015	$21.01233	$19.29773	99
2016	$19.29773	$22.20992	92
2017	$22.20992	$24.74687	92
2018	$24.74687	$21.65174	99
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.24347	$11.58415	1,226
2010	$11.58415	$12.29231	456
2011	$12.29231	$12.83597	447
2012	$12.83597	$13.91465	447
2013	$13.91465	$13.67677	140
2014	$13.67677	$14.86862	135
2015	$14.86862	$14.58398	133
2016	$14.58398	$15.18776	134
2017	$15.18776	$15.26650	150
2018	$15.26650	$15.24744	140
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.17365	$11.78018	654
2010	$11.78018	$12.45555	656
2011	$12.45555	$13.60447	640
2012	$13.60447	$14.46929	642
2013	$14.46929	$12.84648	149
2014	$12.84648	$12.95226	155
2015	$12.95226	$12.32461	157
2016	$12.32461	$12.68041	160
2017	$12.68041	$12.85660	178
2018	$12.85660	$12.29615	174

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.32111	$12.63024	2,738
2010	$12.63024	$13.35508	2,690
2011	$13.35508	$13.53368	2,597
2012	$13.53368	$14.50464	2,498
2013	$14.50464	$13.90728	2,093
2014	$13.90728	$14.18321	142
2015	$14.18321	$13.93341	139
2016	$13.93341	$13.99247	145
2017	$13.99247	$14.35951	159
2018	$14.35951	$13.96895	153
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.09389	$9.83732	385
2010	$9.83732	$11.16050	375
2011	$11.16050	$11.06408	372
2012	$11.06408	$12.75757	344
2013	$12.75757	$17.57410	291
2014	$17.57410	$18.70702	213
2015	$18.70702	$20.27097	189
2016	$20.27097	$19.93259	204
2017	$19.93259	$26.48271	173
2018	$26.48271	$26.32748	163
T. Rowe Price Equity Income Portfolio - II
2009	$8.14399	$9.97601	1,161
2010	$9.97601	$11.19505	1,116
2011	$11.19505	$10.83761	1,093
2012	$10.83761	$12.39223	1,026
2013	$12.39223	$15.68368	954
2014	$15.68368	$16.42817	242
2015	$16.42817	$14.92507	257
2016	$14.92507	$17.35001	234
2017	$17.35001	$19.64069	233
2018	$19.64069	$17.34671	247
VanEck VIP Emerging Markets Fund - Initial Class
2009	$9.80562	$20.44409	0
2010	$20.44409	$25.36157	0
2011	$25.36157	$18.41999	0
2012	$18.41999	$23.38360	0
2013	$23.38360	$25.61817	0
2014	$25.61817	$24.95047	0
2015	$24.95047	$20.98686	0
2016	$20.98686	$20.54750	0
2017	$20.54750	$30.35660	0
2018	$30.35660	$22.71564	0
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$16.71632	$25.75460	0
2010	$25.75460	$32.55256	0
2011	$32.55256	$26.59982	0
2012	$26.59982	$26.89397	0
2013	$26.89397	$29.07296	0
2014	$29.07296	$23.00083	0
2015	$23.00083	$14.97031	0
2016	$14.97031	$21.04195	0
2017	$21.04195	$20.23284	0
2018	$20.23284	$14.19205	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.76644	$11.76200	1,384
2010	$11.76200	$13.19383	115
2011	$13.19383	$13.06829	114
2012	$13.06829	$15.09024	109
2013	$15.09024	$15.65224	122
2014	$15.65224	$15.07680	133
2015	$15.07680	$13.84876	140
2016	$13.84876	$15.62513	130
2017	$15.62513	$16.57180	138
2018	$16.57180	$15.53246	138
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
with MAV & EEDB 0-70 (& with/without SPB and with/without ABR)
Mortality & Expense = 2.15

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.16024	$13.49289	0
2010	$13.49289	$14.98684	0
2011	$14.98684	$14.55845	0
2012	$14.55845	$16.77618	0
2013	$16.77618	$22.10411	0
2014	$22.10411	$24.51214	0
2015	$24.51214	$25.37767	0
2016	$25.37767	$24.86296	0
2017	$24.86296	$31.77945	0
2018	$31.77945	$30.94996	0
Alger Large Cap Growth Portfolio - Class S
2009	$6.88700	$9.91300	0
2010	$9.91300	$10.94075	0
2011	$10.94075	$10.61352	0
2012	$10.61352	$11.34706	0
2013	$11.34706	$14.92693	0
2014	$14.92693	$16.13196	0
2015	$16.13196	$15.98232	0
2016	$15.98232	$15.43568	0
2017	$15.43568	$19.30973	0
2018	$19.30973	$19.20122	0
Alger Mid Cap Growth Portfolio - Class S
2009	$6.31387	$9.33876	18,946
2010	$9.33876	$10.85262	0
2011	$10.85262	$9.69747	0
2012	$9.69747	$10.96614	0
2013	$10.96614	$14.51454	0
2014	$14.51454	$15.26384	0
2015	$15.26384	$14.63774	0
2016	$14.63774	$14.37837	0
2017	$14.37837	$18.15961	0
2018	$18.15961	$16.36871	0
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.09634	$7.41921	0
2010	$7.41921	$7.93876	0
2011	$7.93876	$8.14487	0
2012	$8.14487	$9.27519	0
2013	$9.27519	$12.00145	0
2014	$12.00145	$13.10500	0
2015	$13.10500	$12.44274	0
2016	$12.44274	$13.74494	0
2017	$13.74494	$15.43165	0
2018	$15.43165	$13.74586	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.42141	$10.59961	109
2010	$10.59961	$11.80805	108
2011	$11.80805	$11.21789	109
2012	$11.21789	$12.30651	113
2013	$12.30651	$13.87496	123
2014	$13.87496	$14.31394	124
2015	$14.31394	$13.98342	126
2016	$13.98342	$14.05781	130
2017	$14.05781	$15.63267	140
2018	$15.63267	$14.42310	144
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$9.01044	$11.93165	1,704
2010	$11.93165	$13.63766	1,549
2011	$13.63766	$12.96025	1,428
2012	$12.96025	$14.71272	1,134
2013	$14.71272	$18.83349	1,057
2014	$18.83349	$20.55535	993
2015	$20.55535	$20.17630	928
2016	$20.17630	$21.24826	925
2017	$21.24826	$25.25834	815
2018	$25.25834	$23.05066	535
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.19659	$9.13687	8,329
2010	$9.13687	$10.26378	7,490
2011	$10.26378	$10.09900	5,648
2012	$10.09900	$11.55485	5,322
2013	$11.55485	$14.43811	4,931
2014	$14.43811	$15.31001	4,672
2015	$15.31001	$14.33119	4,438
2016	$14.33119	$16.49066	4,088
2017	$16.49066	$18.16189	3,612
2018	$18.16189	$16.23763	2,890
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.93393	1,547
2017	$9.93393	$9.77753	931
2018	$9.77753	$9.71555	0
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.46453	$10.27762	4,430
2010	$10.27762	$10.05371	4,467
2011	$10.05371	$9.82910	2,972
2012	$9.82910	$9.60831	3,233
2013	$9.60831	$9.39306	3,670
2014	$9.39306	$9.18263	3,799
2015	$9.18263	$8.97691	2,795
2016	$8.97691	$8.77669	2,959
2017	$8.77669	$8.61708	2,885
2018	$8.61708	$8.54103	2,197

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.66382	$8.33551	0
2010	$8.33551	$10.09245	0
2011	$10.09245	$9.86264	0
2012	$9.86264	$11.02872	0
2013	$11.02872	$14.66184	0
2014	$14.66184	$15.91034	0
2015	$15.91034	$16.62616	0
2016	$16.62616	$16.34247	0
2017	$16.34247	$21.54050	0
2018	$21.54050	$20.96494	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.70535	$9.51294	1,113
2010	$9.51294	$10.66876	1,102
2011	$10.66876	$10.61529	136
2012	$10.61529	$11.99787	130
2013	$11.99787	$15.47036	105
2014	$15.47036	$17.13183	97
2015	$17.13183	$16.92765	0
2016	$16.92765	$18.46442	0
2017	$18.46442	$21.91652	0
2018	$21.91652	$20.41003	0
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$9.86139	$11.13074	2,068
2010	$11.13074	$11.70160	1,842
2011	$11.70160	$12.24381	1,833
2012	$12.24381	$12.63832	246
2013	$12.63832	$12.09849	268
2014	$12.09849	$12.49069	268
2015	$12.49069	$12.10588	0
2016	$12.10588	$12.36417	0
2017	$12.36417	$12.57053	0
2018	$12.57053	$12.19112	0
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$9.08192	$11.20526	1,129
2010	$11.20526	$12.35861	1,004
2011	$12.35861	$9.98601	1,039
2012	$9.98601	$11.74997	946
2013	$11.74997	$14.95063	854
2014	$14.95063	$13.40165	956
2015	$13.40165	$13.53191	829
2016	$13.53191	$12.53135	941
2017	$12.53135	$15.92555	707
2018	$15.92555	$13.22324	710
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.68452	0
2016	$8.68452	$9.63838	0
2017	$9.63838	$10.46621	0
2018	$10.46621	$9.16070	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$8.84144	$11.00144	799
2010	$11.00144	$11.95948	796
2011	$11.95948	$10.92371	0
2012	$10.92371	$11.15047	0
2013	$11.15047	$12.80250	0
2014	$12.80250	$12.86420	0
2015	$12.86420	$12.73323	0
2016	$12.73323	$12.52906	0
2017	$12.52906	$14.06863	0
2018	$14.06863	$11.97320	0
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$9.01757	0
2013	$9.01757	$12.32269	0
2014	$12.32269	$13.02939	0
2015	$13.02939	$13.34120	0
2016	$13.34120	$13.30490	0
2017	$13.30490	$16.52351	0
2018	$16.52351	$15.52343	0
Invesco V.I. Core Equity Fund - Series II
2009	$7.70810	$9.64307	0
2010	$9.64307	$10.29805	0
2011	$10.29805	$10.03728	0
2012	$10.03728	$11.14653	0
2013	$11.14653	$14.04864	0
2014	$14.04864	$14.81006	0
2015	$14.81006	$13.60777	0
2016	$13.60777	$14.63527	0
2017	$14.63527	$16.15090	0
2018	$16.15090	$14.27022	0
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.36092	267
2012	$11.36092	$11.35105	267
2013	$11.35105	$10.77894	267
2014	$10.77894	$10.94538	267
2015	$10.94538	$10.70564	267
2016	$10.70564	$10.57027	267
2017	$10.57027	$10.51193	267
2018	$10.51193	$10.30582	0
Invesco V.I. Growth and Income Fund - Series II
2009	$8.87405	$10.76571	6,552
2010	$10.76571	$11.80667	5,971
2011	$11.80667	$11.28051	5,332
2012	$11.28051	$12.60814	5,132
2013	$12.60814	$16.48636	4,569
2014	$16.48636	$17.72137	4,279
2015	$17.72137	$16.74869	3,952
2016	$16.74869	$19.55413	3,610
2017	$19.55413	$21.80090	3,176
2018	$21.80090	$18.41398	2,650

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.23143	$11.71776	1,268
2010	$11.71776	$13.03249	1,264
2011	$13.03249	$11.91119	350
2012	$11.91119	$12.87891	357
2013	$12.87891	$16.17270	352
2014	$16.17270	$16.46796	356
2015	$16.46796	$15.40830	356
2016	$15.40830	$17.04520	357
2017	$17.04520	$19.10641	361
2018	$19.10641	$16.51014	120
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.33288	$11.20875	0
2010	$11.20875	$13.94515	0
2011	$13.94515	$12.35590	0
2012	$12.35590	$13.48143	0
2013	$13.48143	$18.00196	0
2014	$18.00196	$18.95037	0
2015	$18.95037	$18.71692	0
2016	$18.71692	$18.40164	0
2017	$18.40164	$21.97422	0
2018	$21.97422	$20.21805	0
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.64717	$8.15535	1,086
2010	$8.15535	$8.52560	1,087
2011	$8.52560	$8.05117	80
2012	$8.05117	$9.25902	75
2013	$9.25902	$12.06214	73
2014	$12.06214	$12.54366	72
2015	$12.54366	$10.95484	79
2016	$10.95484	$12.62830	80
2017	$12.62830	$14.47338	76
2018	$14.47338	$11.41023	80
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.58642	$12.99568	0
2010	$12.99568	$13.73490	0
2011	$13.73490	$13.60847	0
2012	$13.60847	$15.08068	0
2013	$15.08068	$17.66069	0
2014	$17.66069	$18.68558	0
2015	$18.68558	$18.34013	0
2016	$18.34013	$18.70378	0
2017	$18.70378	$21.60230	0
2018	$21.60230	$21.20755	0
Janus Henderson Forty Portfolio - Service Shares
2009	$9.72253	$13.87707	0
2010	$13.87707	$14.44395	0
2011	$14.44395	$13.13944	0
2012	$13.13944	$15.90743	0
2013	$15.90743	$20.35235	0
2014	$20.35235	$21.57907	0
2015	$21.57907	$23.61160	0
2016	$23.61160	$23.53014	0
2017	$23.53014	$29.90534	0
2018	$29.90534	$29.73512	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$10.00934	$13.00506	521
2010	$13.00506	$14.66586	506
2011	$14.66586	$13.90902	509
2012	$13.90902	$15.06253	259
2013	$15.06253	$18.52385	223
2014	$18.52385	$19.63515	228
2015	$19.63515	$18.48504	233
2016	$18.48504	$21.46093	214
2017	$21.46093	$23.84182	0
2018	$23.84182	$20.08448	0
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.76216	$11.83677	0
2010	$11.83677	$14.46547	0
2011	$14.46547	$9.56753	0
2012	$9.56753	$10.58437	0
2013	$10.58437	$11.82390	0
2014	$11.82390	$10.15906	0
2015	$10.15906	$9.05602	0
2016	$9.05602	$8.25897	0
2017	$8.25897	$10.56194	0
2018	$10.56194	$8.76153	0
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$16.63646	0
2016	$16.63646	$17.21324	0
2017	$17.21324	$21.55802	0
2018	$21.55802	$21.19445	0
MFS® Investors Trust Series - Service Class
2009	$8.66908	$10.72455	918
2010	$10.72455	$11.62401	914
2011	$11.62401	$11.08825	0
2012	$11.08825	$12.87936	0
2013	$12.87936	$16.58549	0
2014	$16.58549	$17.94882	0
2015	$17.94882	$17.53676	0
2016	$17.53676	$18.56881	0
2017	$18.56881	$22.33479	0
2018	$22.33479	$20.58621	0
MFS® New Discovery Series - Service Class
2009	$6.60416	$10.51758	1,092
2010	$10.51758	$13.97629	1,087
2011	$13.97629	$12.22859	0
2012	$12.22859	$14.45071	0
2013	$14.45071	$19.94824	0
2014	$19.94824	$18.03789	0
2015	$18.03789	$17.25364	0
2016	$17.25364	$18.35055	0
2017	$18.35055	$22.66498	0
2018	$22.66498	$21.77462	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$9.02716	$10.38809	2,077
2010	$10.38809	$11.13267	2,061
2011	$11.13267	$11.05523	1,027
2012	$11.05523	$11.98744	763
2013	$11.98744	$13.91353	763
2014	$13.91353	$14.72068	763
2015	$14.72068	$14.30608	763
2016	$14.30608	$15.21794	763
2017	$15.21794	$16.66721	763
2018	$16.66721	$15.33574	0
MFS® Value Series - Service Class
2009	$9.39347	$11.24362	854
2010	$11.24362	$12.22358	850
2011	$12.22358	$11.89338	0
2012	$11.89338	$13.47155	0
2013	$13.47155	$17.85612	0
2014	$17.85612	$19.23515	0
2015	$19.23515	$18.62674	0
2016	$18.62674	$20.71726	0
2017	$20.71726	$23.76850	0
2018	$23.76850	$20.82748	0
MFS® VIT II High Yield - Service Class
2013	$10.00000	$14.68342	2,048
2014	$14.68342	$14.71671	2,064
2015	$14.71671	$13.74941	1,972
2016	$13.74941	$15.27500	1,864
2017	$15.27500	$15.87608	1,746
2018	$15.87608	$15.01620	1,320
Morgan Stanley VIF Growth Portfolio, Class II
2009	$6.94483	$11.21110	331
2010	$11.21110	$13.43707	327
2011	$13.43707	$12.73597	324
2012	$12.73597	$14.19818	327
2013	$14.19818	$20.50249	322
2014	$20.50249	$21.26150	320
2015	$21.26150	$23.27053	318
2016	$23.27053	$22.31110	315
2017	$22.31110	$31.15373	314
2018	$31.15373	$32.67518	32
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.58438	$12.03799	29,312
2010	$12.03799	$15.24212	4,699
2011	$15.24212	$15.74356	3,609
2012	$15.74356	$17.79251	1,615
2013	$17.79251	$17.69685	1,815
2014	$17.69685	$22.38948	1,463
2015	$22.38948	$22.30647	1,329
2016	$22.30647	$23.23398	1,344
2017	$23.23398	$23.36679	964
2018	$23.36679	$21.02078	893

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$6.01794	$7.78031	0
2010	$7.78031	$9.67120	0
2011	$9.67120	$9.53309	0
2012	$9.53309	$10.82437	0
2013	$10.82437	$14.35043	0
2014	$14.35043	$14.80246	0
2015	$14.80246	$15.38788	0
2016	$15.38788	$15.35536	0
2017	$15.35536	$19.28416	0
2018	$19.28416	$17.66191	0
Oppenheimer Global Fund/VA - Service Shares
2009	$8.73827	$11.90317	18,643
2010	$11.90317	$13.46275	1,017
2011	$13.46275	$12.03812	961
2012	$12.03812	$14.23191	885
2013	$14.23191	$17.66681	819
2014	$17.66681	$17.62435	826
2015	$17.62435	$17.86045	727
2016	$17.86045	$17.43223	782
2017	$17.43223	$23.23308	582
2018	$23.23308	$19.66860	578
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$7.88423	$10.54929	2,138
2010	$10.54929	$12.68973	1,809
2011	$12.68973	$12.10916	1,696
2012	$12.10916	$13.92757	850
2013	$13.92757	$19.14506	713
2014	$19.14506	$20.89540	657
2015	$20.89540	$19.18052	630
2016	$19.18052	$22.06379	580
2017	$22.06379	$24.57164	502
2018	$24.57164	$21.48752	480
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.21777	$11.54918	4,792
2010	$11.54918	$12.24895	4,688
2011	$12.24895	$12.78417	3,110
2012	$12.78417	$13.85140	806
2013	$13.85140	$13.60764	862
2014	$13.60764	$14.78591	850
2015	$14.78591	$14.49542	501
2016	$14.49542	$15.08785	507
2017	$15.08785	$15.15840	0
2018	$15.15840	$15.13180	0
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.14815	$11.74465	923
2010	$11.74465	$12.41163	908
2011	$12.41163	$13.54960	872
2012	$13.54960	$14.40354	473
2013	$14.40354	$12.78156	510
2014	$12.78156	$12.88023	518
2015	$12.88023	$12.24979	257
2016	$12.24979	$12.59702	257
2017	$12.59702	$12.76560	257
2018	$12.76560	$12.20292	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.29274	$12.59216	6,277
2010	$12.59216	$13.30801	5,926
2011	$13.30801	$13.47911	4,412
2012	$13.47911	$14.43875	529
2013	$14.43875	$13.83703	558
2014	$13.83703	$14.10437	564
2015	$14.10437	$13.84887	329
2016	$13.84887	$13.90049	330
2017	$13.90049	$14.25792	340
2018	$14.25792	$13.86310	80
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.07608	$9.80760	2,378
2010	$9.80760	$11.12111	2,128
2011	$11.12111	$11.01942	2,111
2012	$11.01942	$12.69957	231
2013	$12.69957	$17.48525	198
2014	$17.48525	$18.60295	189
2015	$18.60295	$20.14790	91
2016	$20.14790	$19.80148	92
2017	$19.80148	$26.29526	85
2018	$26.29526	$26.12786	78
T. Rowe Price Equity Income Portfolio - II
2009	$8.12356	$9.94589	18,736
2010	$9.94589	$11.15556	2,148
2011	$11.15556	$10.79387	1,218
2012	$10.79387	$12.33590	802
2013	$12.33590	$15.60441	728
2014	$15.60441	$16.33678	735
2015	$16.33678	$14.83445	657
2016	$14.83445	$17.23588	627
2017	$17.23588	$19.50166	361
2018	$19.50166	$17.21518	114
VanEck VIP Emerging Markets Fund - Initial Class
2009	$9.78104	$20.38246	119
2010	$20.38246	$25.27221	114
2011	$25.27221	$18.34570	109
2012	$18.34570	$23.27735	0
2013	$23.27735	$25.48874	0
2014	$25.48874	$24.81171	0
2015	$24.81171	$20.85947	0
2016	$20.85947	$20.41236	0
2017	$20.41236	$30.14175	0
2018	$30.14175	$22.54341	0
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$16.67440	$25.67686	789
2010	$25.67686	$32.43773	756
2011	$32.43773	$26.49245	641
2012	$26.49245	$26.77168	950
2013	$26.77168	$28.92599	65
2014	$28.92599	$22.87283	63
2015	$22.87283	$14.87936	61
2016	$14.87936	$20.90345	59
2017	$20.90345	$20.08953	57
2018	$20.08953	$14.08437	54

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.74696	$11.72651	1,421
2010	$11.72651	$13.14729	1,283
2011	$13.14729	$13.01555	1,276
2012	$13.01555	$15.02164	207
2013	$15.02164	$15.57312	209
2014	$15.57312	$14.99292	223
2015	$14.99292	$13.76467	0
2016	$13.76467	$15.52235	0
2017	$15.52235	$16.45450	0
2018	$16.45450	$15.41471	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
with MAV & EPB (Annual Increase) (& with/without SPB and with/without ABR)
Mortality & Expense = 2.20

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.13724	$13.45214	3,398
2010	$13.45214	$14.93394	2,444
2011	$14.93394	$14.49965	1,819
2012	$14.49965	$16.69987	1,714
2013	$16.69987	$21.99230	1,529
2014	$21.99230	$24.37568	1,173
2015	$24.37568	$25.22349	1,075
2016	$25.22349	$24.69930	770
2017	$24.69930	$31.55434	605
2018	$31.55434	$30.71512	1,113
Alger Large Cap Growth Portfolio - Class S
2009	$6.86971	$9.88304	2,626
2010	$9.88304	$10.90210	2,004
2011	$10.90210	$10.57064	1,373
2012	$10.57064	$11.29542	1,052
2013	$11.29542	$14.85140	951
2014	$14.85140	$16.04211	930
2015	$16.04211	$15.88517	940
2016	$15.88517	$15.33403	696
2017	$15.33403	$19.17290	561
2018	$19.17290	$19.05547	533
Alger Mid Cap Growth Portfolio - Class S
2009	$6.29803	$9.31057	6,121
2010	$9.31057	$10.81432	4,138
2011	$10.81432	$9.65830	1,953
2012	$9.65830	$10.91624	1,344
2013	$10.91624	$14.44111	1,265
2014	$14.44111	$15.17885	1,253
2015	$15.17885	$14.54879	1,262
2016	$14.54879	$14.28371	1,091
2017	$14.28371	$18.03096	992
2018	$18.03096	$16.24450	977
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.09110	$7.40904	1,906
2010	$7.40904	$7.92383	2,023
2011	$7.92383	$8.12538	515
2012	$8.12538	$9.24826	0
2013	$9.24826	$11.96047	13,541
2014	$11.96047	$13.05358	13,541
2015	$13.05358	$12.38757	0
2016	$12.38757	$13.67702	0
2017	$13.67702	$15.34765	0
2018	$15.34765	$13.66410	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.40028	$10.56760	4,632
2010	$10.56760	$11.76637	4,311
2011	$11.76637	$11.17258	4,238
2012	$11.17258	$12.25054	4,239
2013	$12.25054	$13.80478	4,243
2014	$13.80478	$14.23426	4,251
2015	$14.23426	$13.89848	636
2016	$13.89848	$13.96530	8,066
2017	$13.96530	$15.52195	8,038
2018	$15.52195	$14.31368	8,035
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$8.98783	$11.89561	22,489
2010	$11.89561	$13.58952	20,065
2011	$13.58952	$12.90791	19,225
2012	$12.90791	$14.64581	18,058
2013	$14.64581	$18.73824	15,025
2014	$18.73824	$20.44092	10,676
2015	$20.44092	$20.05372	9,897
2016	$20.05372	$21.10839	9,578
2017	$21.10839	$25.07941	5,818
2018	$25.07941	$22.87577	5,695
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.17853	$9.10927	15,575
2010	$9.10927	$10.22755	7,495
2011	$10.22755	$10.05822	6,959
2012	$10.05822	$11.50228	6,110
2013	$11.50228	$14.36507	5,339
2014	$14.36507	$15.22477	4,638
2015	$15.22477	$14.24411	3,852
2016	$14.24411	$16.38212	1,821
2017	$16.38212	$18.03325	1,005
2018	$18.03325	$16.11445	877
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.93227	8,447
2017	$9.93227	$9.77095	9,048
2018	$9.77095	$9.70409	8,721
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.43827	$10.24658	12,906
2010	$10.24658	$10.01822	10,587
2011	$10.01822	$9.78941	6,965
2012	$9.78941	$9.56460	6,817
2013	$9.56460	$9.34555	6,949
2014	$9.34555	$9.13151	7,549
2015	$9.13151	$8.92239	6,140
2016	$8.92239	$8.71893	6,753
2017	$8.71893	$8.55604	6,466
2018	$8.55604	$8.47623	3,514

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.64709	$8.31031	1,570
2010	$8.31031	$10.05681	1,381
2011	$10.05681	$9.82278	1,385
2012	$9.82278	$10.97852	1,049
2013	$10.97852	$14.58764	929
2014	$14.58764	$15.82172	912
2015	$15.82172	$16.52510	927
2016	$16.52510	$16.23485	644
2017	$16.23485	$21.38785	489
2018	$21.38785	$20.80581	475
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.68601	$9.48422	13,481
2010	$9.48422	$10.63111	15,804
2011	$10.63111	$10.57243	8,492
2012	$10.57243	$11.94329	6,906
2013	$11.94329	$15.39212	2,395
2014	$15.39212	$17.03647	10,697
2015	$17.03647	$16.82482	10,579
2016	$16.82482	$18.34290	727
2017	$18.34290	$21.76131	528
2018	$21.76131	$20.25521	488
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$9.83665	$11.09714	20,401
2010	$11.09714	$11.66029	20,040
2011	$11.66029	$12.19438	17,569
2012	$12.19438	$12.58085	17,926
2013	$12.58085	$12.03731	4,434
2014	$12.03731	$12.42116	3,766
2015	$12.42116	$12.03234	3,780
2016	$12.03234	$12.28281	3,705
2017	$12.28281	$12.48150	3,264
2018	$12.48150	$12.09865	3,223
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$9.05913	$11.17142	12,594
2010	$11.17142	$12.31501	11,830
2011	$12.31501	$9.94570	11,132
2012	$9.94570	$11.69654	10,189
2013	$11.69654	$14.87505	9,216
2014	$14.87505	$13.32707	12,014
2015	$13.32707	$13.44972	11,397
2016	$13.44972	$12.44888	4,475
2017	$12.44888	$15.81277	3,651
2018	$15.81277	$13.12292	6,535
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.68155	429
2016	$8.68155	$9.63017	410
2017	$9.63017	$10.45201	440
2018	$10.45201	$9.14363	457

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$8.81925	$10.96821	5,583
2010	$10.96821	$11.91726	5,871
2011	$11.91726	$10.87959	5,879
2012	$10.87959	$11.09974	5,431
2013	$11.09974	$12.73774	4,813
2014	$12.73774	$12.79259	4,527
2015	$12.79259	$12.65586	3,979
2016	$12.65586	$12.44659	2,687
2017	$12.44659	$13.96898	1,645
2018	$13.96898	$11.88236	1,393
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$8.97657	582
2013	$8.97657	$12.26038	582
2014	$12.26038	$12.95687	581
2015	$12.95687	$13.26016	581
2016	$13.26016	$13.21732	580
2017	$13.21732	$16.40645	580
2018	$16.40645	$15.40563	579
Invesco V.I. Core Equity Fund - Series II
2009	$7.69755	$9.62494	3,018
2010	$9.62494	$10.27345	2,259
2011	$10.27345	$10.00818	1,670
2012	$10.00818	$11.10851	277
2013	$11.10851	$13.99356	237
2014	$13.99356	$14.74444	224
2015	$14.74444	$13.54054	236
2016	$13.54054	$14.55554	227
2017	$14.55554	$16.05480	0
2018	$16.05480	$14.17812	0
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.31503	0
2012	$11.31503	$11.29942	0
2013	$11.29942	$10.72441	0
2014	$10.72441	$10.88444	0
2015	$10.88444	$10.64058	0
2016	$10.64058	$10.50067	0
2017	$10.50067	$10.43745	0
2018	$10.43745	$10.22760	0
Invesco V.I. Growth and Income Fund - Series II
2009	$8.85179	$10.73321	8,902
2010	$10.73321	$11.76501	9,770
2011	$11.76501	$11.23496	6,079
2012	$11.23496	$12.55079	5,117
2013	$12.55079	$16.40297	2,833
2014	$16.40297	$17.62272	2,607
2015	$17.62272	$16.64694	2,261
2016	$16.64694	$19.42543	1,507
2017	$19.42543	$21.64650	901
2018	$21.64650	$18.27428	785

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.20826	$11.68237	5,034
2010	$11.68237	$12.98650	4,283
2011	$12.98650	$11.86310	3,420
2012	$11.86310	$12.82034	3,187
2013	$12.82034	$16.09092	4,596
2014	$16.09092	$16.37629	8,161
2015	$16.37629	$15.31470	6,198
2016	$15.31470	$16.93303	1,418
2017	$16.93303	$18.97110	769
2018	$18.97110	$16.38490	599
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.31446	$11.17490	805
2010	$11.17490	$13.89594	625
2011	$13.89594	$12.30601	0
2012	$12.30601	$13.42011	0
2013	$13.42011	$17.91093	0
2014	$17.91093	$18.84490	0
2015	$18.84490	$18.60324	0
2016	$18.60324	$18.28053	0
2017	$18.28053	$21.81858	0
2018	$21.81858	$20.06466	0
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.63299	$8.13070	4,649
2010	$8.13070	$8.49550	3,697
2011	$8.49550	$8.01865	853
2012	$8.01865	$9.21690	244
2013	$9.21690	$12.00113	249
2014	$12.00113	$12.47382	246
2015	$12.47382	$10.88826	264
2016	$10.88826	$12.54516	261
2017	$12.54516	$14.37085	256
2018	$14.37085	$11.32365	274
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.55986	$12.95644	11,223
2010	$12.95644	$13.68642	9,973
2011	$13.68642	$13.55352	9,614
2012	$13.55352	$15.01208	8,124
2013	$15.01208	$17.57137	5,867
2014	$17.57137	$18.58157	5,384
2015	$18.58157	$18.22870	4,754
2016	$18.22870	$18.58066	1,669
2017	$18.58066	$21.44928	881
2018	$21.44928	$21.04664	704
Janus Henderson Forty Portfolio - Service Shares
2009	$9.69813	$13.83516	12,181
2010	$13.83516	$14.39297	11,048
2011	$14.39297	$13.08637	11,339
2012	$13.08637	$15.83506	10,047
2013	$15.83506	$20.24941	8,699
2014	$20.24941	$21.45895	4,833
2015	$21.45895	$23.46816	4,241
2016	$23.46816	$23.37527	5,579
2017	$23.37527	$29.69352	4,522
2018	$29.69352	$29.50953	4,288

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$9.98421	$12.96577	11,276
2010	$12.96577	$14.61408	9,669
2011	$14.61408	$13.85283	7,918
2012	$13.85283	$14.99400	7,014
2013	$14.99400	$18.43012	6,125
2014	$18.43012	$19.52582	3,871
2015	$19.52582	$18.37271	3,194
2016	$18.37271	$21.31965	2,157
2017	$21.31965	$23.67292	1,304
2018	$23.67292	$19.93208	1,094
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.74518	$11.80102	2,171
2010	$11.80102	$14.41443	4,779
2011	$14.41443	$9.52890	4,917
2012	$9.52890	$10.53621	4,544
2013	$10.53621	$11.76407	4,095
2014	$11.76407	$10.10248	3,875
2015	$10.10248	$9.00098	3,489
2016	$9.00098	$8.20458	2,923
2017	$8.20458	$10.48708	7,290
2018	$10.48708	$8.69502	3,565
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$16.53543	224
2016	$16.53543	$17.09999	231
2017	$17.09999	$21.40539	215
2018	$21.40539	$21.03371	199
MFS® Investors Trust Series - Service Class
2009	$8.64733	$10.69217	397
2010	$10.69217	$11.58301	93
2011	$11.58301	$11.04348	0
2012	$11.04348	$12.82078	0
2013	$12.82078	$16.50162	0
2014	$16.50162	$17.84892	0
2015	$17.84892	$17.43024	0
2016	$17.43024	$18.44662	0
2017	$18.44662	$22.17663	0
2018	$22.17663	$20.43007	0
MFS® New Discovery Series - Service Class
2009	$6.58758	$10.48580	209
2010	$10.48580	$13.92695	182
2011	$13.92695	$12.17919	173
2012	$12.17919	$14.38496	174
2013	$14.38496	$19.84733	151
2014	$19.84733	$17.93745	0
2015	$17.93745	$17.14880	0
2016	$17.14880	$18.22975	0
2017	$18.22975	$22.50443	0
2018	$22.50443	$21.60939	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$9.00451	$10.35673	3,779
2010	$10.35673	$11.09339	3,627
2011	$11.09339	$11.01060	3,615
2012	$11.01060	$11.93292	3,361
2013	$11.93292	$13.84318	3,013
2014	$13.84318	$14.63875	2,853
2015	$14.63875	$14.21917	2,532
2016	$14.21917	$15.11778	1,875
2017	$15.11778	$16.54916	1,310
2018	$16.54916	$15.21939	1,180
MFS® Value Series - Service Class
2009	$9.36988	$11.20965	465
2010	$11.20965	$12.18042	0
2011	$12.18042	$11.84532	0
2012	$11.84532	$13.41024	1,162
2013	$13.41024	$17.76577	0
2014	$17.76577	$19.12803	0
2015	$19.12803	$18.51353	0
2016	$18.51353	$20.58086	0
2017	$20.58086	$23.60010	0
2018	$23.60010	$20.66943	0
MFS® VIT II High Yield - Service Class
2013	$10.00000	$14.60918	3,789
2014	$14.60918	$14.63481	3,568
2015	$14.63481	$13.66589	6,524
2016	$13.66589	$15.17448	6,489
2017	$15.17448	$15.76365	6,815
2018	$15.76365	$14.90231	694
Morgan Stanley VIF Growth Portfolio, Class II
2009	$6.92739	$11.17722	0
2010	$11.17722	$13.38962	0
2011	$13.38962	$12.68450	0
2012	$12.68450	$14.13357	0
2013	$14.13357	$20.39877	0
2014	$20.39877	$21.14311	0
2015	$21.14311	$23.12912	0
2016	$23.12912	$22.16423	0
2017	$22.16423	$30.93305	0
2018	$30.93305	$32.42725	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.56032	$12.00161	10,495
2010	$12.00161	$15.18830	10,792
2011	$15.18830	$15.67996	10,019
2012	$15.67996	$17.71156	9,048
2013	$17.71156	$17.60733	8,706
2014	$17.60733	$22.26483	8,011
2015	$22.26483	$22.17094	5,552
2016	$22.17094	$23.08104	3,218
2017	$23.08104	$23.20126	2,073
2018	$23.20126	$20.86128	1,806

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$6.00663	$7.76171	6,908
2010	$7.76171	$9.64316	4,060
2011	$9.64316	$9.50059	3,858
2012	$9.50059	$10.78194	3,666
2013	$10.78194	$14.28687	3,103
2014	$14.28687	$14.72935	2,949
2015	$14.72935	$15.30404	2,514
2016	$15.30404	$15.26390	0
2017	$15.26390	$19.15965	0
2018	$19.15965	$17.53896	0
Oppenheimer Global Fund/VA - Service Shares
2009	$8.71634	$11.86724	5,468
2010	$11.86724	$13.41524	4,418
2011	$13.41524	$11.98951	1,750
2012	$11.98951	$14.16718	2,802
2013	$14.16718	$17.57747	1,519
2014	$17.57747	$17.52625	938
2015	$17.52625	$17.75195	937
2016	$17.75195	$17.31750	748
2017	$17.31750	$23.06853	625
2018	$23.06853	$19.51938	2,296
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$7.86443	$10.51741	9,238
2010	$10.51741	$12.64492	9,408
2011	$12.64492	$12.06024	7,321
2012	$12.06024	$13.86420	6,695
2013	$13.86420	$19.04821	5,966
2014	$19.04821	$20.77907	3,813
2015	$20.77907	$19.06397	3,328
2016	$19.06397	$21.91853	4,332
2017	$21.91853	$24.39756	3,617
2018	$24.39756	$21.32445	3,403
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.19213	$11.51430	5,678
2010	$11.51430	$12.20570	4,745
2011	$12.20570	$12.73254	3,645
2012	$12.73254	$13.78839	4,603
2013	$13.78839	$13.53881	3,617
2014	$13.53881	$14.70359	3,355
2015	$14.70359	$14.40735	3,296
2016	$14.40735	$14.98853	3,184
2017	$14.98853	$15.05101	3,379
2018	$15.05101	$15.01698	3,202
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.12269	$11.70919	15,158
2010	$11.70919	$12.36782	15,080
2011	$12.36782	$13.49489	14,489
2012	$13.49489	$14.33802	13,259
2013	$14.33802	$12.71691	12,345
2014	$12.71691	$12.80852	9,155
2015	$12.80852	$12.17537	8,838
2016	$12.17537	$12.51409	6,157
2017	$12.51409	$12.67515	5,847
2018	$12.67515	$12.11031	5,665

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.26441	$12.55414	22,531
2010	$12.55414	$13.26104	28,856
2011	$13.26104	$13.42468	26,162
2012	$13.42468	$14.37309	24,711
2013	$14.37309	$13.76706	21,681
2014	$13.76706	$14.02585	18,649
2015	$14.02585	$13.76472	18,127
2016	$13.76472	$13.80900	8,945
2017	$13.80900	$14.15692	7,536
2018	$14.15692	$13.75791	7,165
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.05832	$9.77799	9,310
2010	$9.77799	$11.08186	8,054
2011	$11.08186	$10.97492	3,370
2012	$10.97492	$12.64180	2,852
2013	$12.64180	$17.39683	2,602
2014	$17.39683	$18.49939	2,377
2015	$18.49939	$20.02550	2,551
2016	$20.02550	$19.67114	4,303
2017	$19.67114	$26.10901	3,700
2018	$26.10901	$25.92962	4,851
T. Rowe Price Equity Income Portfolio - II
2009	$8.10316	$9.91585	13,471
2010	$9.91585	$11.11617	13,261
2011	$11.11617	$10.75028	9,160
2012	$10.75028	$12.27978	7,798
2013	$12.27978	$15.52547	6,822
2014	$15.52547	$16.24582	6,341
2015	$16.24582	$14.74430	6,405
2016	$14.74430	$17.12241	3,170
2017	$17.12241	$19.36350	2,287
2018	$19.36350	$17.08454	3,098
VanEck VIP Emerging Markets Fund - Initial Class
2009	$9.75648	$20.32090	2,710
2010	$20.32090	$25.18302	3,228
2011	$25.18302	$18.27160	3,008
2012	$18.27160	$23.17146	2,928
2013	$23.17146	$25.35980	1,771
2014	$25.35980	$24.67355	1,759
2015	$24.67355	$20.73269	1,155
2016	$20.73269	$20.27795	821
2017	$20.27795	$29.92819	637
2018	$29.92819	$22.37232	1,443
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$16.63257	$25.59935	1,554
2010	$25.59935	$32.32330	1,369
2011	$32.32330	$26.38549	1,385
2012	$26.38549	$26.64993	1,233
2013	$26.64993	$28.77969	1,127
2014	$28.77969	$22.74548	1,120
2015	$22.74548	$14.78892	877
2016	$14.78892	$20.76581	617
2017	$20.76581	$19.94718	486
2018	$19.94718	$13.97746	492

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.72752	$11.69110	7,132
2010	$11.69110	$13.10091	3,486
2011	$13.10091	$12.96302	2,185
2012	$12.96302	$14.95335	1,707
2013	$14.95335	$15.49440	1,712
2014	$15.49440	$14.90950	1,260
2015	$14.90950	$13.68107	1,241
2016	$13.68107	$15.42021	1,130
2017	$15.42021	$16.33796	858
2018	$16.33796	$15.29776	828
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.20% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
with EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)
Mortality & Expense = 2.25

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.11430	$13.41150	0
2010	$13.41150	$14.88122	0
2011	$14.88122	$14.44109	0
2012	$14.44109	$16.62388	0
2013	$16.62388	$21.88104	0
2014	$21.88104	$24.23995	0
2015	$24.23995	$25.07020	0
2016	$25.07020	$24.53668	0
2017	$24.53668	$31.33076	0
2018	$31.33076	$30.48200	0
Alger Large Cap Growth Portfolio - Class S
2009	$6.85245	$9.85318	0
2010	$9.85318	$10.86361	0
2011	$10.86361	$10.52792	0
2012	$10.52792	$11.24402	0
2013	$11.24402	$14.77626	0
2014	$14.77626	$15.95278	0
2015	$15.95278	$15.78863	0
2016	$15.78863	$15.23305	0
2017	$15.23305	$19.03702	0
2018	$19.03702	$18.91083	0
Alger Mid Cap Growth Portfolio - Class S
2009	$6.28220	$9.28244	0
2010	$9.28244	$10.77613	0
2011	$10.77613	$9.61928	0
2012	$9.61928	$10.86656	0
2013	$10.86656	$14.36803	0
2014	$14.36803	$15.09431	0
2015	$15.09431	$14.46035	0
2016	$14.46035	$14.18962	0
2017	$14.18962	$17.90315	0
2018	$17.90315	$16.12114	0
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.08586	$7.39890	0
2010	$7.39890	$7.90894	0
2011	$7.90894	$8.10599	0
2012	$8.10599	$9.22146	0
2013	$9.22146	$11.91972	0
2014	$11.91972	$13.00244	0
2015	$13.00244	$12.33273	0
2016	$12.33273	$13.60952	0
2017	$13.60952	$15.26419	0
2018	$15.26419	$13.58289	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.37919	$10.53567	0
2010	$10.53567	$11.72483	0
2011	$11.72483	$11.12746	0
2012	$11.12746	$12.19481	0
2013	$12.19481	$13.73494	0
2014	$13.73494	$14.15501	0
2015	$14.15501	$13.81401	0
2016	$13.81401	$13.87333	0
2017	$13.87333	$15.41194	0
2018	$15.41194	$14.20502	0
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$8.96525	$11.85966	0
2010	$11.85966	$13.54153	0
2011	$13.54153	$12.85575	0
2012	$12.85575	$14.57914	0
2013	$14.57914	$18.64340	0
2014	$18.64340	$20.32707	0
2015	$20.32707	$19.93181	0
2016	$19.93181	$20.96937	0
2017	$20.96937	$24.90167	0
2018	$24.90167	$22.70209	0
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.16050	$9.08175	0
2010	$9.08175	$10.19145	0
2011	$10.19145	$10.01760	0
2012	$10.01760	$11.44996	0
2013	$11.44996	$14.29242	0
2014	$14.29242	$15.14002	0
2015	$15.14002	$14.15757	0
2016	$14.15757	$16.27427	0
2017	$16.27427	$17.90548	0
2018	$17.90548	$15.99215	0
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.93060	0
2017	$9.93060	$9.76439	0
2018	$9.76439	$9.69264	0
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.41207	$10.21564	0
2010	$10.21564	$9.98285	0
2011	$9.98285	$9.74987	0
2012	$9.74987	$9.52108	0
2013	$9.52108	$9.29826	0
2014	$9.29826	$9.08066	0
2015	$9.08066	$8.86816	0
2016	$8.86816	$8.66152	0
2017	$8.66152	$8.49540	0
2018	$8.49540	$8.41189	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.63039	$8.28519	0
2010	$8.28519	$10.02128	0
2011	$10.02128	$9.78308	0
2012	$9.78308	$10.92854	0
2013	$10.92854	$14.51380	0
2014	$14.51380	$15.73359	0
2015	$15.73359	$16.42464	0
2016	$16.42464	$16.12792	0
2017	$16.12792	$21.23627	0
2018	$21.23627	$20.64786	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.66672	$9.45557	0
2010	$9.45557	$10.59358	0
2011	$10.59358	$10.52973	0
2012	$10.52973	$11.88895	0
2013	$11.88895	$15.31427	0
2014	$15.31427	$16.94163	0
2015	$16.94163	$16.72259	0
2016	$16.72259	$18.22215	0
2017	$18.22215	$21.60714	0
2018	$21.60714	$20.10150	0
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$9.81198	$11.06364	0
2010	$11.06364	$11.61914	0
2011	$11.61914	$12.14515	0
2012	$12.14515	$12.52361	0
2013	$12.52361	$11.97641	0
2014	$11.97641	$12.35199	0
2015	$12.35199	$11.95921	0
2016	$11.95921	$12.20191	0
2017	$12.20191	$12.39303	0
2018	$12.39303	$12.00679	0
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$9.03638	$11.13767	0
2010	$11.13767	$12.27153	0
2011	$12.27153	$9.90552	0
2012	$9.90552	$11.64332	0
2013	$11.64332	$14.79979	0
2014	$14.79979	$13.25285	0
2015	$13.25285	$13.36797	0
2016	$13.36797	$12.36690	0
2017	$12.36690	$15.70069	0
2018	$15.70069	$13.02328	0
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.67857	0
2016	$8.67857	$9.62195	0
2017	$9.62195	$10.43783	0
2018	$10.43783	$9.12659	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$8.79709	$10.93505	0
2010	$10.93505	$11.87517	0
2011	$11.87517	$10.83562	0
2012	$10.83562	$11.04920	0
2013	$11.04920	$12.67326	0
2014	$12.67326	$12.72132	0
2015	$12.72132	$12.57892	0
2016	$12.57892	$12.36460	0
2017	$12.36460	$13.86994	0
2018	$13.86994	$11.79212	0
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$8.93569	0
2013	$8.93569	$12.19831	0
2014	$12.19831	$12.88467	0
2015	$12.88467	$13.17953	0
2016	$13.17953	$13.13024	0
2017	$13.13024	$16.29013	0
2018	$16.29013	$15.28864	0
Invesco V.I. Core Equity Fund - Series II
2009	$7.68700	$9.60683	0
2010	$9.60683	$10.24886	0
2011	$10.24886	$9.97913	0
2012	$9.97913	$11.07059	0
2013	$11.07059	$13.93866	0
2014	$13.93866	$14.67908	0
2015	$14.67908	$13.47363	0
2016	$13.47363	$14.47621	0
2017	$14.47621	$15.95923	0
2018	$15.95923	$14.08656	0
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.26938	0
2012	$11.26938	$11.24804	0
2013	$11.24804	$10.67019	0
2014	$10.67019	$10.82386	0
2015	$10.82386	$10.57595	0
2016	$10.57595	$10.43158	0
2017	$10.43158	$10.36352	0
2018	$10.36352	$10.15001	0
Invesco V.I. Growth and Income Fund - Series II
2009	$8.82956	$10.70077	0
2010	$10.70077	$11.72346	0
2011	$11.72346	$11.18957	0
2012	$11.18957	$12.49367	0
2013	$12.49367	$16.31997	0
2014	$16.31997	$17.52457	0
2015	$17.52457	$16.54575	0
2016	$16.54575	$19.29749	0
2017	$19.29749	$21.49307	0
2018	$21.49307	$18.13554	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.18513	$11.64706	0
2010	$11.64706	$12.94063	0
2011	$12.94063	$11.81515	0
2012	$11.81515	$12.76197	0
2013	$12.76197	$16.00947	0
2014	$16.00947	$16.28507	0
2015	$16.28507	$15.22159	0
2016	$15.22159	$16.82149	0
2017	$16.82149	$18.83663	0
2018	$18.83663	$16.26049	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.29608	$11.14112	0
2010	$11.14112	$13.84684	0
2011	$13.84684	$12.25625	0
2012	$12.25625	$13.35900	0
2013	$13.35900	$17.82025	0
2014	$17.82025	$18.73989	0
2015	$18.73989	$18.49010	0
2016	$18.49010	$18.16008	0
2017	$18.16008	$21.66387	0
2018	$21.66387	$19.91227	0
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.61885	$8.10613	0
2010	$8.10613	$8.46550	0
2011	$8.46550	$7.98626	0
2012	$7.98626	$9.17496	0
2013	$9.17496	$11.94040	0
2014	$11.94040	$12.40435	0
2015	$12.40435	$10.82208	0
2016	$10.82208	$12.46253	0
2017	$12.46253	$14.26898	0
2018	$14.26898	$11.23766	0
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.53338	$12.91734	0
2010	$12.91734	$13.63815	0
2011	$13.63815	$13.49882	0
2012	$13.49882	$14.94382	0
2013	$14.94382	$17.48253	0
2014	$17.48253	$18.47816	0
2015	$18.47816	$18.11799	0
2016	$18.11799	$18.45838	0
2017	$18.45838	$21.29737	0
2018	$21.29737	$20.88696	0
Janus Henderson Forty Portfolio - Service Shares
2009	$9.67378	$13.79336	0
2010	$13.79336	$14.34215	0
2011	$14.34215	$13.03351	0
2012	$13.03351	$15.76301	0
2013	$15.76301	$20.14696	0
2014	$20.14696	$21.33944	0
2015	$21.33944	$23.32553	0
2016	$23.32553	$23.22134	0
2017	$23.22134	$29.48310	0
2018	$29.48310	$29.28553	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$9.95915	$12.92661	0
2010	$12.92661	$14.56250	0
2011	$14.56250	$13.79689	0
2012	$13.79689	$14.92578	0
2013	$14.92578	$18.33691	0
2014	$18.33691	$19.41711	0
2015	$19.41711	$18.26108	0
2016	$18.26108	$21.17929	0
2017	$21.17929	$23.50520	0
2018	$23.50520	$19.78079	0
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.72824	$11.76537	0
2010	$11.76537	$14.36355	0
2011	$14.36355	$9.49040	0
2012	$9.49040	$10.48825	0
2013	$10.48825	$11.70454	0
2014	$11.70454	$10.04621	0
2015	$10.04621	$8.94625	0
2016	$8.94625	$8.15054	0
2017	$8.15054	$10.41278	0
2018	$10.41278	$8.62901	0
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$16.43493	0
2016	$16.43493	$16.98738	0
2017	$16.98738	$21.25369	0
2018	$21.25369	$20.87405	0
MFS® Investors Trust Series - Service Class
2009	$8.62561	$10.65985	0
2010	$10.65985	$11.54207	0
2011	$11.54207	$10.99883	0
2012	$10.99883	$12.76240	0
2013	$12.76240	$16.41808	0
2014	$16.41808	$17.74948	0
2015	$17.74948	$17.32426	0
2016	$17.32426	$18.32510	0
2017	$18.32510	$22.01940	0
2018	$22.01940	$20.27491	0
MFS® New Discovery Series - Service Class
2009	$6.57103	$10.45410	0
2010	$10.45410	$13.87776	0
2011	$13.87776	$12.12998	0
2012	$12.12998	$14.31949	0
2013	$14.31949	$19.74690	0
2014	$19.74690	$17.83754	0
2015	$17.83754	$17.04455	0
2016	$17.04455	$18.10968	0
2017	$18.10968	$22.34491	0
2018	$22.34491	$21.44532	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$8.98189	$10.32542	0
2010	$10.32542	$11.05419	0
2011	$11.05419	$10.96611	0
2012	$10.96611	$11.87861	0
2013	$11.87861	$13.77312	0
2014	$13.77312	$14.55722	0
2015	$14.55722	$14.13274	0
2016	$14.13274	$15.01823	0
2017	$15.01823	$16.43188	0
2018	$16.43188	$15.10386	0
MFS® Value Series - Service Class
2009	$9.34634	$11.17577	0
2010	$11.17577	$12.13739	0
2011	$12.13739	$11.79745	0
2012	$11.79745	$13.34919	0
2013	$13.34919	$17.67585	0
2014	$17.67585	$19.02148	0
2015	$19.02148	$18.40098	0
2016	$18.40098	$20.44531	0
2017	$20.44531	$23.43282	0
2018	$23.43282	$20.51249	0
MFS® VIT II High Yield - Service Class
2013	$10.00000	$14.53527	0
2014	$14.53527	$14.55333	0
2015	$14.55333	$13.58285	0
2016	$13.58285	$15.07457	0
2017	$15.07457	$15.65195	0
2018	$15.65195	$14.78919	0
Morgan Stanley VIF Growth Portfolio, Class II
2009	$6.90999	$11.14346	0
2010	$11.14346	$13.34237	0
2011	$13.34237	$12.63330	0
2012	$12.63330	$14.06930	0
2013	$14.06930	$20.29563	0
2014	$20.29563	$21.02545	0
2015	$21.02545	$22.98864	0
2016	$22.98864	$22.01837	0
2017	$22.01837	$30.71397	0
2018	$30.71397	$32.18125	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.53630	$11.96532	0
2010	$11.96532	$15.13464	0
2011	$15.13464	$15.61659	0
2012	$15.61659	$17.63093	0
2013	$17.63093	$17.51820	0
2014	$17.51820	$22.14081	0
2015	$22.14081	$22.03617	0
2016	$22.03617	$22.92904	0
2017	$22.92904	$23.03683	0
2018	$23.03683	$20.70291	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$5.99532	$7.74314	0
2010	$7.74314	$9.61517	0
2011	$9.61517	$9.46817	0
2012	$9.46817	$10.73963	0
2013	$10.73963	$14.22353	0
2014	$14.22353	$14.65655	0
2015	$14.65655	$15.22061	0
2016	$15.22061	$15.17294	0
2017	$15.17294	$19.03585	0
2018	$19.03585	$17.41678	0
Oppenheimer Global Fund/VA - Service Shares
2009	$8.69446	$11.83138	0
2010	$11.83138	$13.36786	0
2011	$13.36786	$11.94107	0
2012	$11.94107	$14.10269	0
2013	$14.10269	$17.48851	0
2014	$17.48851	$17.42864	0
2015	$17.42864	$17.64404	0
2016	$17.64404	$17.20345	0
2017	$17.20345	$22.90503	0
2018	$22.90503	$19.37118	0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$7.84471	$10.48565	0
2010	$10.48565	$12.60029	0
2011	$12.60029	$12.01154	0
2012	$12.01154	$13.80113	0
2013	$13.80113	$18.95187	0
2014	$18.95187	$20.66339	0
2015	$20.66339	$18.94814	0
2016	$18.94814	$21.77425	0
2017	$21.77425	$24.22472	0
2018	$24.22472	$21.16263	0
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.16656	$11.47955	0
2010	$11.47955	$12.16264	0
2011	$12.16264	$12.68114	0
2012	$12.68114	$13.72568	0
2013	$13.72568	$13.47034	0
2014	$13.47034	$14.62176	0
2015	$14.62176	$14.31983	0
2016	$14.31983	$14.88988	0
2017	$14.88988	$14.94439	0
2018	$14.94439	$14.90303	0
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.09728	$11.67382	0
2010	$11.67382	$12.32417	0
2011	$12.32417	$13.44040	0
2012	$13.44040	$14.27281	0
2013	$14.27281	$12.65260	0
2014	$12.65260	$12.73722	0
2015	$12.73722	$12.10139	0
2016	$12.10139	$12.43171	0
2017	$12.43171	$12.58535	0
2018	$12.58535	$12.01842	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.23612	$12.51621	0
2010	$12.51621	$13.21421	0
2011	$13.21421	$13.37045	0
2012	$13.37045	$14.30768	0
2013	$14.30768	$13.69740	0
2014	$13.69740	$13.94776	0
2015	$13.94776	$13.68108	0
2016	$13.68108	$13.71807	0
2017	$13.71807	$14.05660	0
2018	$14.05660	$13.65347	0
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.04060	$9.74847	0
2010	$9.74847	$11.04276	0
2011	$11.04276	$10.93061	0
2012	$10.93061	$12.58431	0
2013	$12.58431	$17.30886	0
2014	$17.30886	$18.39642	0
2015	$18.39642	$19.90384	0
2016	$19.90384	$19.54165	0
2017	$19.54165	$25.92405	0
2018	$25.92405	$25.73286	0
T. Rowe Price Equity Income Portfolio - II
2009	$8.08282	$9.88588	0
2010	$9.88588	$11.07693	0
2011	$11.07693	$10.70685	0
2012	$10.70685	$12.22390	0
2013	$12.22390	$15.44693	0
2014	$15.44693	$16.15537	0
2015	$16.15537	$14.65470	0
2016	$14.65470	$17.00969	0
2017	$17.00969	$19.22631	0
2018	$19.22631	$16.95487	0
VanEck VIP Emerging Markets Fund - Initial Class
2009	$9.73199	$20.25953	0
2010	$20.25953	$25.09414	0
2011	$25.09414	$18.19780	0
2012	$18.19780	$23.06603	0
2013	$23.06603	$25.23151	0
2014	$25.23151	$24.53617	0
2015	$24.53617	$20.60669	0
2016	$20.60669	$20.14443	0
2017	$20.14443	$29.71613	0
2018	$29.71613	$22.20249	0
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$16.59080	$25.52199	0
2010	$25.52199	$32.20915	0
2011	$32.20915	$26.27887	0
2012	$26.27887	$26.52862	0
2013	$26.52862	$28.63404	0
2014	$28.63404	$22.61877	0
2015	$22.61877	$14.69900	0
2016	$14.69900	$20.62899	0
2017	$20.62899	$19.80575	0
2018	$19.80575	$13.87130	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.70814	$11.65582	0
2010	$11.65582	$13.05468	0
2011	$13.05468	$12.91068	0
2012	$12.91068	$14.88534	0
2013	$14.88534	$15.41601	0
2014	$15.41601	$14.82648	0
2015	$14.82648	$13.59793	0
2016	$13.59793	$15.31867	0
2017	$15.31867	$16.22218	0
2018	$16.22218	$15.18164	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.25% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
with MAV & EEDB 71-79 (& with/without SPB and with/without ABR)
Mortality & Expense = 2.30

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.09141	$13.37097	0
2010	$13.37097	$14.82866	0
2011	$14.82866	$14.38273	0
2012	$14.38273	$16.54822	0
2013	$16.54822	$21.77029	0
2014	$21.77029	$24.10492	0
2015	$24.10492	$24.91777	0
2016	$24.91777	$24.37503	0
2017	$24.37503	$31.10864	0
2018	$31.10864	$30.25053	0
Alger Large Cap Growth Portfolio - Class S
2009	$6.83523	$9.82340	0
2010	$9.82340	$10.82523	0
2011	$10.82523	$10.48537	0
2012	$10.48537	$11.19282	0
2013	$11.19282	$14.70145	0
2014	$14.70145	$15.86389	0
2015	$15.86389	$15.69263	0
2016	$15.69263	$15.13269	0
2017	$15.13269	$18.90205	0
2018	$18.90205	$18.76721	0
Alger Mid Cap Growth Portfolio - Class S
2009	$6.26640	$9.25435	0
2010	$9.25435	$10.73804	0
2011	$10.73804	$9.58038	0
2012	$9.58038	$10.81707	0
2013	$10.81707	$14.29528	0
2014	$14.29528	$15.01018	0
2015	$15.01018	$14.37240	0
2016	$14.37240	$14.09612	0
2017	$14.09612	$17.77620	0
2018	$17.77620	$15.99869	0
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.08061	$7.38873	0
2010	$7.38873	$7.89401	0
2011	$7.89401	$8.08655	0
2012	$8.08655	$9.19461	0
2013	$9.19461	$11.87894	0
2014	$11.87894	$12.95133	0
2015	$12.95133	$12.27796	0
2016	$12.27796	$13.54217	0
2017	$13.54217	$15.18097	0
2018	$15.18097	$13.50198	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.35815	$10.50384	0
2010	$10.50384	$11.68342	0
2011	$11.68342	$11.08249	0
2012	$11.08249	$12.13930	0
2013	$12.13930	$13.66542	0
2014	$13.66542	$14.07614	0
2015	$14.07614	$13.73002	0
2016	$13.73002	$13.78194	0
2017	$13.78194	$15.30269	0
2018	$15.30269	$14.09715	0
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$8.94273	$11.82381	0
2010	$11.82381	$13.49370	0
2011	$13.49370	$12.80381	0
2012	$12.80381	$14.51278	0
2013	$14.51278	$18.54906	0
2014	$18.54906	$20.21386	0
2015	$20.21386	$19.81065	0
2016	$19.81065	$20.83126	0
2017	$20.83126	$24.72516	0
2018	$24.72516	$22.52972	0
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.14250	$9.05427	0
2010	$9.05427	$10.15541	0
2011	$10.15541	$9.97706	0
2012	$9.97706	$11.39777	0
2013	$11.39777	$14.22000	0
2014	$14.22000	$15.05558	0
2015	$15.05558	$14.07139	0
2016	$14.07139	$16.16696	0
2017	$16.16696	$17.77842	0
2018	$17.77842	$15.87059	0
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.92893	0
2017	$9.92893	$9.75781	0
2018	$9.75781	$9.68120	0
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.38595	$10.18479	0
2010	$10.18479	$9.94761	0
2011	$9.94761	$9.71049	0
2012	$9.71049	$9.47776	0
2013	$9.47776	$9.25122	0
2014	$9.25122	$9.03009	0
2015	$9.03009	$8.81425	0
2016	$8.81425	$8.60448	0
2017	$8.60448	$8.43519	0
2018	$8.43519	$8.34802	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.61373	$8.26014	0
2010	$8.26014	$9.98587	0
2011	$9.98587	$9.74354	0
2012	$9.74354	$10.87879	0
2013	$10.87879	$14.44033	0
2014	$14.44033	$15.64593	0
2015	$15.64593	$16.32476	0
2016	$16.32476	$16.02166	0
2017	$16.02166	$21.08569	0
2018	$21.08569	$20.49103	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.64746	$9.42700	0
2010	$9.42700	$10.55616	0
2011	$10.55616	$10.48716	0
2012	$10.48716	$11.83482	0
2013	$11.83482	$15.23674	0
2014	$15.23674	$16.84723	0
2015	$16.84723	$16.62090	0
2016	$16.62090	$18.10209	0
2017	$18.10209	$21.45396	0
2018	$21.45396	$19.94884	0
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$9.78733	$11.03021	0
2010	$11.03021	$11.57812	0
2011	$11.57812	$12.09609	0
2012	$12.09609	$12.46662	0
2013	$12.46662	$11.91581	0
2014	$11.91581	$12.28321	0
2015	$12.28321	$11.88654	0
2016	$11.88654	$12.12157	0
2017	$12.12157	$12.30522	0
2018	$12.30522	$11.91566	0
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$9.01369	$11.10401	0
2010	$11.10401	$12.22818	0
2011	$12.22818	$9.86547	0
2012	$9.86547	$11.59030	0
2013	$11.59030	$14.72486	0
2014	$14.72486	$13.17901	0
2015	$13.17901	$13.28667	0
2016	$13.28667	$12.28540	0
2017	$12.28540	$15.58936	0
2018	$15.58936	$12.92437	0
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.67560	0
2016	$8.67560	$9.61376	0
2017	$9.61376	$10.42367	0
2018	$10.42367	$9.10958	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$8.77501	$10.90202	0
2010	$10.90202	$11.83323	0
2011	$11.83323	$10.79184	0
2012	$10.79184	$10.99890	0
2013	$10.99890	$12.60912	0
2014	$12.60912	$12.65044	0
2015	$12.65044	$12.50243	0
2016	$12.50243	$12.28314	0
2017	$12.28314	$13.77161	0
2018	$13.77161	$11.70257	0
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$8.89500	0
2013	$8.89500	$12.13655	0
2014	$12.13655	$12.81287	0
2015	$12.81287	$13.09936	0
2016	$13.09936	$13.04372	0
2017	$13.04372	$16.17463	0
2018	$16.17463	$15.17252	0
Invesco V.I. Core Equity Fund - Series II
2009	$7.67648	$9.58876	0
2010	$9.58876	$10.22436	0
2011	$10.22436	$9.95017	0
2012	$9.95017	$11.03281	0
2013	$11.03281	$13.88397	0
2014	$13.88397	$14.61400	0
2015	$14.61400	$13.40702	0
2016	$13.40702	$14.39729	0
2017	$14.39729	$15.86421	0
2018	$15.86421	$13.99557	0
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.22384	0
2012	$11.22384	$11.19683	0
2013	$11.19683	$10.61617	0
2014	$10.61617	$10.76355	0
2015	$10.76355	$10.51163	0
2016	$10.51163	$10.36285	0
2017	$10.36285	$10.29004	0
2018	$10.29004	$10.07292	0
Invesco V.I. Growth and Income Fund - Series II
2009	$8.80736	$10.66839	0
2010	$10.66839	$11.68201	0
2011	$11.68201	$11.14431	0
2012	$11.14431	$12.43674	0
2013	$12.43674	$16.23731	0
2014	$16.23731	$17.42688	0
2015	$17.42688	$16.44509	0
2016	$16.44509	$19.17030	0
2017	$19.17030	$21.34062	0
2018	$21.34062	$17.99776	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.16207	$11.61188	0
2010	$11.61188	$12.89493	0
2011	$12.89493	$11.76741	0
2012	$11.76741	$12.70388	0
2013	$12.70388	$15.92844	0
2014	$15.92844	$16.19434	0
2015	$16.19434	$15.12903	0
2016	$15.12903	$16.71067	0
2017	$16.71067	$18.70308	0
2018	$18.70308	$16.13700	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.27775	$11.10743	0
2010	$11.10743	$13.79793	0
2011	$13.79793	$12.20672	0
2012	$12.20672	$13.29818	0
2013	$13.29818	$17.73005	0
2014	$17.73005	$18.63550	0
2015	$18.63550	$18.37769	0
2016	$18.37769	$18.04045	0
2017	$18.04045	$21.51030	0
2018	$21.51030	$19.76107	0
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.60472	$8.08163	0
2010	$8.08163	$8.43560	0
2011	$8.43560	$7.95398	0
2012	$7.95398	$9.13318	0
2013	$9.13318	$11.87995	0
2014	$11.87995	$12.33523	0
2015	$12.33523	$10.75626	0
2016	$10.75626	$12.38041	0
2017	$12.38041	$14.16781	0
2018	$14.16781	$11.15231	0
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.50689	$12.87826	0
2010	$12.87826	$13.58993	0
2011	$13.58993	$13.44422	0
2012	$13.44422	$14.87574	0
2013	$14.87574	$17.39397	0
2014	$17.39397	$18.37514	0
2015	$18.37514	$18.00776	0
2016	$18.00776	$18.33671	0
2017	$18.33671	$21.14630	0
2018	$21.14630	$20.72829	0
Janus Henderson Forty Portfolio - Service Shares
2009	$9.64947	$13.75166	0
2010	$13.75166	$14.29147	0
2011	$14.29147	$12.98082	0
2012	$12.98082	$15.69123	0
2013	$15.69123	$20.04496	0
2014	$20.04496	$21.22054	0
2015	$21.22054	$23.18368	0
2016	$23.18368	$23.06835	0
2017	$23.06835	$29.27406	0
2018	$29.27406	$29.06312	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$9.93412	$12.88753	0
2010	$12.88753	$14.51103	0
2011	$14.51103	$13.74111	0
2012	$13.74111	$14.85782	0
2013	$14.85782	$18.24406	0
2014	$18.24406	$19.30891	0
2015	$19.30891	$18.15001	0
2016	$18.15001	$21.03973	0
2017	$21.03973	$23.33851	0
2018	$23.33851	$19.63055	0
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.71132	$11.72977	0
2010	$11.72977	$14.31276	0
2011	$14.31276	$9.45200	0
2012	$9.45200	$10.44046	0
2013	$10.44046	$11.64524	0
2014	$11.64524	$9.99019	0
2015	$9.99019	$8.89180	0
2016	$8.89180	$8.09679	0
2017	$8.09679	$10.33885	0
2018	$10.33885	$8.56340	0
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$16.33498	0
2016	$16.33498	$16.87545	0
2017	$16.87545	$21.10299	0
2018	$21.10299	$20.71549	0
MFS® Investors Trust Series - Service Class
2009	$8.60394	$10.62762	0
2010	$10.62762	$11.50130	0
2011	$11.50130	$10.95438	0
2012	$10.95438	$12.70429	0
2013	$12.70429	$16.33497	0
2014	$16.33497	$17.65059	0
2015	$17.65059	$17.21892	0
2016	$17.21892	$18.20436	0
2017	$18.20436	$21.86328	0
2018	$21.86328	$20.12093	0
MFS® New Discovery Series - Service Class
2009	$6.55453	$10.42249	0
2010	$10.42249	$13.82873	0
2011	$13.82873	$12.08094	0
2012	$12.08094	$14.25428	0
2013	$14.25428	$19.64693	0
2014	$19.64693	$17.73815	0
2015	$17.73815	$16.94089	0
2016	$16.94089	$17.99035	0
2017	$17.99035	$22.18647	0
2018	$22.18647	$21.28244	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$8.95935	$10.29425	0
2010	$10.29425	$11.01518	0
2011	$11.01518	$10.92182	0
2012	$10.92182	$11.82456	0
2013	$11.82456	$13.70343	0
2014	$13.70343	$14.47615	0
2015	$14.47615	$14.04684	0
2016	$14.04684	$14.91932	0
2017	$14.91932	$16.31541	0
2018	$16.31541	$14.98918	0
MFS® Value Series - Service Class
2009	$9.32289	$11.14202	0
2010	$11.14202	$12.09456	0
2011	$12.09456	$11.74982	0
2012	$11.74982	$13.28847	0
2013	$13.28847	$17.58646	0
2014	$17.58646	$18.91559	0
2015	$18.91559	$18.28918	0
2016	$18.28918	$20.31070	0
2017	$20.31070	$23.26680	0
2018	$23.26680	$20.35681	0
MFS® VIT II High Yield - Service Class
2013	$10.00000	$14.46169	0
2014	$14.46169	$14.47224	0
2015	$14.47224	$13.50025	0
2016	$13.50025	$14.97526	0
2017	$14.97526	$15.54098	0
2018	$15.54098	$14.67688	0
Morgan Stanley VIF Growth Portfolio, Class II
2009	$6.89263	$11.10979	0
2010	$11.10979	$13.29525	0
2011	$13.29525	$12.58224	0
2012	$12.58224	$14.00524	0
2013	$14.00524	$20.19289	0
2014	$20.19289	$20.90831	0
2015	$20.90831	$22.84886	0
2016	$22.84886	$21.87331	0
2017	$21.87331	$30.49623	0
2018	$30.49623	$31.93687	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.51232	$11.92911	0
2010	$11.92911	$15.08113	0
2011	$15.08113	$15.55343	0
2012	$15.55343	$17.55062	0
2013	$17.55062	$17.42948	0
2014	$17.42948	$22.01742	0
2015	$22.01742	$21.90213	0
2016	$21.90213	$22.77794	0
2017	$22.77794	$22.87345	0
2018	$22.87345	$20.54563	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$5.98405	$7.72463	0
2010	$7.72463	$9.58728	0
2011	$9.58728	$9.43589	0
2012	$9.43589	$10.69754	0
2013	$10.69754	$14.16054	0
2014	$14.16054	$14.58417	0
2015	$14.58417	$15.13768	0
2016	$15.13768	$15.08258	0
2017	$15.08258	$18.91291	0
2018	$18.91291	$17.29551	0
Oppenheimer Global Fund/VA - Service Shares
2009	$8.67263	$11.79563	0
2010	$11.79563	$13.32066	0
2011	$13.32066	$11.89281	0
2012	$11.89281	$14.03849	0
2013	$14.03849	$17.39999	0
2014	$17.39999	$17.33152	0
2015	$17.33152	$17.53675	0
2016	$17.53675	$17.09010	0
2017	$17.09010	$22.74263	0
2018	$22.74263	$19.22406	0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$7.82499	$10.45394	0
2010	$10.45394	$12.55576	0
2011	$12.55576	$11.96297	0
2012	$11.96297	$13.73826	0
2013	$13.73826	$18.85589	0
2014	$18.85589	$20.54821	0
2015	$20.54821	$18.83286	0
2016	$18.83286	$21.63072	0
2017	$21.63072	$24.05287	0
2018	$24.05287	$21.00181	0
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.14102	$11.44486	0
2010	$11.44486	$12.11967	0
2011	$12.11967	$12.62989	0
2012	$12.62989	$13.66320	0
2013	$13.66320	$13.40216	0
2014	$13.40216	$14.54030	0
2015	$14.54030	$14.23276	0
2016	$14.23276	$14.79179	0
2017	$14.79179	$14.83844	0
2018	$14.83844	$14.78986	0
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.07192	$11.63855	0
2010	$11.63855	$12.28063	0
2011	$12.28063	$13.38609	0
2012	$13.38609	$14.20784	0
2013	$14.20784	$12.58854	0
2014	$12.58854	$12.66624	0
2015	$12.66624	$12.02780	0
2016	$12.02780	$12.34979	0
2017	$12.34979	$12.49610	0
2018	$12.49610	$11.92713	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.20792	$12.47841	0
2010	$12.47841	$13.16757	0
2011	$13.16757	$13.31645	0
2012	$13.31645	$14.24258	0
2013	$14.24258	$13.62809	0
2014	$13.62809	$13.87007	0
2015	$13.87007	$13.59791	0
2016	$13.59791	$13.62771	0
2017	$13.62771	$13.95696	0
2018	$13.95696	$13.54980	0
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$7.02290	$9.71898	0
2010	$9.71898	$11.00372	0
2011	$11.00372	$10.88640	0
2012	$10.88640	$12.52698	0
2013	$12.52698	$17.22119	0
2014	$17.22119	$18.29389	0
2015	$18.29389	$19.78277	0
2016	$19.78277	$19.41289	0
2017	$19.41289	$25.74023	0
2018	$25.74023	$25.53741	0
T. Rowe Price Equity Income Portfolio - II
2009	$8.06252	$9.85601	0
2010	$9.85601	$11.03780	0
2011	$11.03780	$10.66358	0
2012	$10.66358	$12.16825	0
2013	$12.16825	$15.36874	0
2014	$15.36874	$16.06535	0
2015	$16.06535	$14.56559	0
2016	$14.56559	$16.89761	0
2017	$16.89761	$19.08997	0
2018	$19.08997	$16.82609	0
VanEck VIP Emerging Markets Fund - Initial Class
2009	$9.70754	$20.19831	0
2010	$20.19831	$25.00551	0
2011	$25.00551	$18.12425	0
2012	$18.12425	$22.96103	0
2013	$22.96103	$25.10379	0
2014	$25.10379	$24.39947	0
2015	$24.39947	$20.48137	0
2016	$20.48137	$20.01170	0
2017	$20.01170	$29.50544	0
2018	$29.50544	$22.03387	0
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$16.54914	$25.44486	0
2010	$25.44486	$32.09539	0
2011	$32.09539	$26.17267	0
2012	$26.17267	$26.40785	0
2013	$26.40785	$28.48909	0
2014	$28.48909	$22.49271	0
2015	$22.49271	$14.60956	0
2016	$14.60956	$20.49303	0
2017	$20.49303	$19.66527	0
2018	$19.66527	$13.76590	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.68878	$11.62062	0
2010	$11.62062	$13.00860	0
2011	$13.00860	$12.85854	0
2012	$12.85854	$14.81760	0
2013	$14.81760	$15.33802	0
2014	$15.33802	$14.74392	0
2015	$14.74392	$13.51529	0
2016	$13.51529	$15.21781	0
2017	$15.21781	$16.10723	0
2018	$16.10723	$15.06641	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
with EPB (Annual Increase) & EEDB 71-79 (& with/without SPB and with/without ABR)
Mortality & Expense = 2.40

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.04574	$13.29020	0
2010	$13.29020	$14.72399	0
2011	$14.72399	$14.26661	0
2012	$14.26661	$16.39776	0
2013	$16.39776	$21.55028	0
2014	$21.55028	$23.83687	0
2015	$23.83687	$24.61544	0
2016	$24.61544	$24.05469	0
2017	$24.05469	$30.66878	0
2018	$30.66878	$29.79247	0
Alger Large Cap Growth Portfolio - Class S
2009	$6.80089	$9.76403	0
2010	$9.76403	$10.74880	0
2011	$10.74880	$10.40070	0
2012	$10.40070	$11.09103	0
2013	$11.09103	$14.55286	0
2014	$14.55286	$15.68747	0
2015	$15.68747	$15.50219	0
2016	$15.50219	$14.93379	0
2017	$14.93379	$18.63476	0
2018	$18.63476	$18.48301	0
Alger Mid Cap Growth Portfolio - Class S
2009	$6.23493	$9.19844	0
2010	$9.19844	$10.66224	0
2011	$10.66224	$9.50302	0
2012	$9.50302	$10.71870	0
2013	$10.71870	$14.15078	0
2014	$14.15078	$14.84324	0
2015	$14.84324	$14.19799	0
2016	$14.19799	$13.91083	0
2017	$13.91083	$17.52481	0
2018	$17.52481	$15.75639	0
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.07014	$7.36844	0
2010	$7.36844	$7.86428	0
2011	$7.86428	$8.04786	0
2012	$8.04786	$9.14123	0
2013	$9.14123	$11.79789	0
2014	$11.79789	$12.84977	0
2015	$12.84977	$12.16920	0
2016	$12.16920	$13.40849	0
2017	$13.40849	$15.01594	0
2018	$15.01594	$13.34161	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.31616	$10.44037	0
2010	$10.44037	$11.60095	0
2011	$11.60095	$10.99302	0
2012	$10.99302	$12.02892	0
2013	$12.02892	$13.52731	0
2014	$13.52731	$13.91961	0
2015	$13.91961	$13.56341	0
2016	$13.56341	$13.60080	0
2017	$13.60080	$15.08630	0
2018	$15.08630	$13.88367	0
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$8.89783	$11.75238	0
2010	$11.75238	$13.39845	0
2011	$13.39845	$12.70042	0
2012	$12.70042	$14.38081	0
2013	$14.38081	$18.36157	0
2014	$18.36157	$19.98903	0
2015	$19.98903	$19.57025	0
2016	$19.57025	$20.55744	0
2017	$20.55744	$24.37550	0
2018	$24.37550	$22.18853	0
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.10663	$8.99957	0
2010	$8.99957	$10.08373	0
2011	$10.08373	$9.89652	0
2012	$9.89652	$11.29415	0
2013	$11.29415	$14.07630	0
2014	$14.07630	$14.88819	0
2015	$14.88819	$13.90069	0
2016	$13.90069	$15.95453	0
2017	$15.95453	$17.52710	0
2018	$17.52710	$15.63034	0
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.92559	0
2017	$9.92559	$9.74467	0
2018	$9.74467	$9.65834	0
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.33380	$10.12327	0
2010	$10.12327	$9.87740	0
2011	$9.87740	$9.63210	0
2012	$9.63210	$9.39159	0
2013	$9.39159	$9.15771	0
2014	$9.15771	$8.92966	0
2015	$8.92966	$8.70729	0
2016	$8.70729	$8.49137	0
2017	$8.49137	$8.31589	0
2018	$8.31589	$8.22160	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.58051	$8.21024	0
2010	$8.21024	$9.91539	0
2011	$9.91539	$9.66488	0
2012	$9.66488	$10.77990	0
2013	$10.77990	$14.29441	0
2014	$14.29441	$15.47197	0
2015	$15.47197	$16.12672	0
2016	$16.12672	$15.81111	0
2017	$15.81111	$20.78758	0
2018	$20.78758	$20.18081	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.60903	$9.37001	0
2010	$9.37001	$10.48161	0
2011	$10.48161	$10.40246	0
2012	$10.40246	$11.72717	0
2013	$11.72717	$15.08269	0
2014	$15.08269	$16.65982	0
2015	$16.65982	$16.41916	0
2016	$16.41916	$17.86411	0
2017	$17.86411	$21.15050	0
2018	$21.15050	$19.64668	0
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$9.73818	$10.96356	0
2010	$10.96356	$11.49637	0
2011	$11.49637	$11.99841	0
2012	$11.99841	$12.35326	0
2013	$12.35326	$11.79536	0
2014	$11.79536	$12.14660	0
2015	$12.14660	$11.74229	0
2016	$11.74229	$11.96223	0
2017	$11.96223	$12.13119	0
2018	$12.13119	$11.73520	0
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$8.96841	$11.03691	0
2010	$11.03691	$12.14187	0
2011	$12.14187	$9.78581	0
2012	$9.78581	$11.48490	0
2013	$11.48490	$14.57602	0
2014	$14.57602	$13.03241	0
2015	$13.03241	$13.12542	0
2016	$13.12542	$12.12391	0
2017	$12.12391	$15.36889	0
2018	$15.36889	$12.72862	0
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.66965	0
2016	$8.66965	$9.59735	0
2017	$9.59735	$10.39536	0
2018	$10.39536	$9.07559	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$8.73094	$10.83616	0
2010	$10.83616	$11.74972	0
2011	$11.74972	$10.70472	0
2012	$10.70472	$10.89890	0
2013	$10.89890	$12.48167	0
2014	$12.48167	$12.50975	0
2015	$12.50975	$12.35072	0
2016	$12.35072	$12.12170	0
2017	$12.12170	$13.57687	0
2018	$13.57687	$11.52536	0
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$8.81409	0
2013	$8.81409	$12.01385	0
2014	$12.01385	$12.67035	0
2015	$12.67035	$12.94040	0
2016	$12.94040	$12.87227	0
2017	$12.87227	$15.94589	0
2018	$15.94589	$14.94274	0
Invesco V.I. Core Equity Fund - Series II
2009	$7.65540	$9.55265	0
2010	$9.55265	$10.17542	0
2011	$10.17542	$9.89243	0
2012	$9.89243	$10.95752	0
2013	$10.95752	$13.77511	0
2014	$13.77511	$14.48456	0
2015	$14.48456	$13.27465	0
2016	$13.27465	$14.24060	0
2017	$14.24060	$15.67571	0
2018	$15.67571	$13.81521	0
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.13325	0
2012	$11.13325	$11.09505	0
2013	$11.09505	$10.50889	0
2014	$10.50889	$10.64387	0
2015	$10.64387	$10.38411	0
2016	$10.38411	$10.22666	0
2017	$10.22666	$10.14455	0
2018	$10.14455	$9.92042	0
Invesco V.I. Growth and Income Fund - Series II
2009	$8.76315	$10.60397	0
2010	$10.60397	$11.59958	0
2011	$11.59958	$11.05435	0
2012	$11.05435	$12.32369	0
2013	$12.32369	$16.07323	0
2014	$16.07323	$17.23311	0
2015	$17.23311	$16.24557	0
2016	$16.24557	$18.91837	0
2017	$18.91837	$21.03888	0
2018	$21.03888	$17.72524	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.11606	$11.54172	0
2010	$11.54172	$12.80391	0
2011	$12.80391	$11.67240	0
2012	$11.67240	$12.58837	0
2013	$12.58837	$15.76745	0
2014	$15.76745	$16.01424	0
2015	$16.01424	$14.94544	0
2016	$14.94544	$16.49102	0
2017	$16.49102	$18.43859	0
2018	$18.43859	$15.89261	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.24119	$11.04033	0
2010	$11.04033	$13.70054	0
2011	$13.70054	$12.10816	0
2012	$12.10816	$13.17726	0
2013	$13.17726	$17.55085	0
2014	$17.55085	$18.42823	0
2015	$18.42823	$18.15467	0
2016	$18.15467	$17.80332	0
2017	$17.80332	$21.20610	0
2018	$21.20610	$19.46179	0
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.57657	$8.03278	0
2010	$8.03278	$8.37602	0
2011	$8.37602	$7.88972	0
2012	$7.88972	$9.05009	0
2013	$9.05009	$11.75982	0
2014	$11.75982	$12.19799	0
2015	$12.19799	$10.62569	0
2016	$10.62569	$12.21763	0
2017	$12.21763	$13.96739	0
2018	$13.96739	$10.98337	0
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.45417	$12.80051	0
2010	$12.80051	$13.49406	0
2011	$13.49406	$13.33573	0
2012	$13.33573	$14.74054	0
2013	$14.74054	$17.21825	0
2014	$17.21825	$18.17088	0
2015	$18.17088	$17.78932	0
2016	$17.78932	$18.09578	0
2017	$18.09578	$20.84736	0
2018	$20.84736	$20.41448	0
Janus Henderson Forty Portfolio - Service Shares
2009	$9.60101	$13.66859	0
2010	$13.66859	$14.19060	0
2011	$14.19060	$12.87602	0
2012	$12.87602	$15.54858	0
2013	$15.54858	$19.84240	0
2014	$19.84240	$20.98457	0
2015	$20.98457	$22.90241	0
2016	$22.90241	$22.76518	0
2017	$22.76518	$28.86015	0
2018	$28.86015	$28.62307	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$9.88425	$12.80970	0
2010	$12.80970	$14.40864	0
2011	$14.40864	$13.63019	0
2012	$13.63019	$14.72275	0
2013	$14.72275	$18.05970	0
2014	$18.05970	$19.09420	0
2015	$19.09420	$17.92979	0
2016	$17.92979	$20.76322	0
2017	$20.76322	$23.00851	0
2018	$23.00851	$19.33329	0
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.67762	$11.65893	0
2010	$11.65893	$14.21177	0
2011	$14.21177	$9.37569	0
2012	$9.37569	$10.34553	0
2013	$10.34553	$11.52753	0
2014	$11.52753	$9.87907	0
2015	$9.87907	$8.78388	0
2016	$8.78388	$7.99034	0
2017	$7.99034	$10.19264	0
2018	$10.19264	$8.43371	0
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$16.13677	0
2016	$16.13677	$16.65365	0
2017	$16.65365	$20.80459	0
2018	$20.80459	$20.40181	0
MFS® Investors Trust Series - Service Class
2009	$8.56072	$10.56341	0
2010	$10.56341	$11.42011	0
2011	$11.42011	$10.86593	0
2012	$10.86593	$12.58878	0
2013	$12.58878	$16.16989	0
2014	$16.16989	$17.45431	0
2015	$17.45431	$17.00999	0
2016	$17.00999	$17.96510	0
2017	$17.96510	$21.55413	0
2018	$21.55413	$19.81624	0
MFS® New Discovery Series - Service Class
2009	$6.52159	$10.35952	0
2010	$10.35952	$13.73111	0
2011	$13.73111	$11.98338	0
2012	$11.98338	$14.12465	0
2013	$14.12465	$19.44833	0
2014	$19.44833	$17.54084	0
2015	$17.54084	$16.73527	0
2016	$16.73527	$17.75385	0
2017	$17.75385	$21.87267	0
2018	$21.87267	$20.96008	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$8.91435	$10.23204	0
2010	$10.23204	$10.93741	0
2011	$10.93741	$10.83362	0
2012	$10.83362	$11.71705	0
2013	$11.71705	$13.56493	0
2014	$13.56493	$14.31515	0
2015	$14.31515	$13.87639	0
2016	$13.87639	$14.72323	0
2017	$14.72323	$16.08470	0
2018	$16.08470	$14.76220	0
MFS® Value Series - Service Class
2009	$9.27607	$11.07471	0
2010	$11.07471	$12.00919	0
2011	$12.00919	$11.65495	0
2012	$11.65495	$13.16765	0
2013	$13.16765	$17.40872	0
2014	$17.40872	$18.70524	0
2015	$18.70524	$18.06727	0
2016	$18.06727	$20.04376	0
2017	$20.04376	$22.93779	0
2018	$22.93779	$20.04854	0
MFS® VIT II High Yield - Service Class
2013	$10.00000	$14.31553	0
2014	$14.31553	$14.31130	0
2015	$14.31130	$13.33645	0
2016	$13.33645	$14.77843	0
2017	$14.77843	$15.32122	0
2018	$15.32122	$14.45464	0
Morgan Stanley VIF Growth Portfolio, Class II
2009	$6.85800	$11.04265	0
2010	$11.04265	$13.20138	0
2011	$13.20138	$12.48063	0
2012	$12.48063	$13.87787	0
2013	$13.87787	$19.98876	0
2014	$19.98876	$20.67575	0
2015	$20.67575	$22.57156	0
2016	$22.57156	$21.58577	0
2017	$21.58577	$30.06495	0
2018	$30.06495	$31.45319	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.46454	$11.85702	0
2010	$11.85702	$14.97466	0
2011	$14.97466	$15.42783	0
2012	$15.42783	$17.39101	0
2013	$17.39101	$17.25327	0
2014	$17.25327	$21.77251	0
2015	$21.77251	$21.63632	0
2016	$21.63632	$22.47854	0
2017	$22.47854	$22.54998	0
2018	$22.54998	$20.23448	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$5.96153	$7.68766	0
2010	$7.68766	$9.53164	0
2011	$9.53164	$9.37154	0
2012	$9.37154	$10.61367	0
2013	$10.61367	$14.03512	0
2014	$14.03512	$14.44019	0
2015	$14.44019	$14.97288	0
2016	$14.97288	$14.90314	0
2017	$14.90314	$18.66903	0
2018	$18.66903	$17.05512	0
Oppenheimer Global Fund/VA - Service Shares
2009	$8.62906	$11.72435	0
2010	$11.72435	$13.22661	0
2011	$13.22661	$11.79677	0
2012	$11.79677	$13.91083	0
2013	$13.91083	$17.22413	0
2014	$17.22413	$17.13878	0
2015	$17.13878	$17.32395	0
2016	$17.32395	$16.86547	0
2017	$16.86547	$22.42103	0
2018	$22.42103	$18.93293	0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$7.78569	$10.39077	0
2010	$10.39077	$12.46712	0
2011	$12.46712	$11.86636	0
2012	$11.86636	$13.61334	0
2013	$13.61334	$18.66530	0
2014	$18.66530	$20.31968	0
2015	$20.31968	$18.60433	0
2016	$18.60433	$21.34644	0
2017	$21.34644	$23.71276	0
2018	$23.71276	$20.68379	0
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.09012	$11.37576	0
2010	$11.37576	$12.03416	0
2011	$12.03416	$12.52797	0
2012	$12.52797	$13.53902	0
2013	$13.53902	$13.26674	0
2014	$13.26674	$14.37863	0
2015	$14.37863	$14.06010	0
2016	$14.06010	$14.59742	0
2017	$14.59742	$14.62867	0
2018	$14.62867	$14.56595	0
PIMCO Real Return Portfolio - Administrative Shares
2009	$10.02136	$11.56828	0
2010	$11.56828	$12.19398	0
2011	$12.19398	$13.27807	0
2012	$13.27807	$14.07872	0
2013	$14.07872	$12.46136	0
2014	$12.46136	$12.52543	0
2015	$12.52543	$11.88188	0
2016	$11.88188	$12.18751	0
2017	$12.18751	$12.31942	0
2018	$12.31942	$11.74654	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.15165	$12.40305	0
2010	$12.40305	$13.07464	0
2011	$13.07464	$13.20895	0
2012	$13.20895	$14.11309	0
2013	$14.11309	$13.49035	0
2014	$13.49035	$13.71582	0
2015	$13.71582	$13.43291	0
2016	$13.43291	$13.44860	0
2017	$13.44860	$13.75960	0
2018	$13.75960	$13.34463	0
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$6.98764	$9.66028	0
2010	$9.66028	$10.92606	0
2011	$10.92606	$10.79853	0
2012	$10.79853	$12.41312	0
2013	$12.41312	$17.04719	0
2014	$17.04719	$18.09048	0
2015	$18.09048	$19.54277	0
2016	$19.54277	$19.15777	0
2017	$19.15777	$25.37630	0
2018	$25.37630	$25.15076	0
T. Rowe Price Equity Income Portfolio - II
2009	$8.02202	$9.79645	0
2010	$9.79645	$10.95988	0
2011	$10.95988	$10.57748	0
2012	$10.57748	$12.05762	0
2013	$12.05762	$15.21342	0
2014	$15.21342	$15.88670	0
2015	$15.88670	$14.38884	0
2016	$14.38884	$16.67552	0
2017	$16.67552	$18.82002	0
2018	$18.82002	$16.57129	0
VanEck VIP Emerging Markets Fund - Initial Class
2009	$9.65876	$20.07626	0
2010	$20.07626	$24.82901	0
2011	$24.82901	$17.97789	0
2012	$17.97789	$22.75224	0
2013	$22.75224	$24.85004	0
2014	$24.85004	$24.12807	0
2015	$24.12807	$20.23279	0
2016	$20.23279	$19.74862	0
2017	$19.74862	$29.08816	0
2018	$29.08816	$21.70014	0
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$16.46607	$25.29120	0
2010	$25.29120	$31.86892	0
2011	$31.86892	$25.96139	0
2012	$25.96139	$26.16774	0
2013	$26.16774	$28.20113	0
2014	$28.20113	$22.24250	0
2015	$22.24250	$14.43221	0
2016	$14.43221	$20.22357	0
2017	$20.22357	$19.38707	0
2018	$19.38707	$13.55734	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.65017	$11.55043	0
2010	$11.55043	$12.91678	0
2011	$12.91678	$12.75472	0
2012	$12.75472	$14.68288	0
2013	$14.68288	$15.18300	0
2014	$15.18300	$14.57995	0
2015	$14.57995	$13.35127	0
2016	$13.35127	$15.01778	0
2017	$15.01778	$15.87943	0
2018	$15.87943	$14.83823	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.40% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL Consultant Solution Select Contracts - SAI
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE
SUB-ACCOUNT*
with MAV & EPB (Annual Increase) & EEDB 0-70 (& with/without SPB and with/without ABR)
Mortality & Expense = 2.45

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Alger Capital Appreciation Portfolio - Class S
2009	$9.02299	$13.24997	0
2010	$13.24997	$14.67191	0
2011	$14.67191	$14.20886	0
2012	$14.20886	$16.32299	0
2013	$16.32299	$21.44103	0
2014	$21.44103	$23.70387	0
2015	$23.70387	$24.46553	0
2016	$24.46553	$23.89597	0
2017	$23.89597	$30.45102	0
2018	$30.45102	$29.56589	0
Alger Large Cap Growth Portfolio - Class S
2009	$6.78378	$9.73447	0
2010	$9.73447	$10.71076	0
2011	$10.71076	$10.35859	0
2012	$10.35859	$11.04045	0
2013	$11.04045	$14.47906	0
2014	$14.47906	$15.59991	0
2015	$15.59991	$15.40776	0
2016	$15.40776	$14.83523	0
2017	$14.83523	$18.50241	0
2018	$18.50241	$18.34239	0
Alger Mid Cap Growth Portfolio - Class S
2009	$6.21923	$9.17058	0
2010	$9.17058	$10.62449	0
2011	$10.62449	$9.46452	0
2012	$9.46452	$10.66980	0
2013	$10.66980	$14.07898	0
2014	$14.07898	$14.76036	0
2015	$14.76036	$14.11146	0
2016	$14.11146	$13.81900	0
2017	$13.81900	$17.40032	0
2018	$17.40032	$15.63650	0
ClearBridge Variable Large Cap Value Portfolio-Class I
2009	$6.06490	$7.35831	0
2010	$7.35831	$7.84945	0
2011	$7.84945	$8.02857	0
2012	$8.02857	$9.11463	0
2013	$9.11463	$11.75753	0
2014	$11.75753	$12.79926	0
2015	$12.79926	$12.11514	0
2016	$12.11514	$13.34212	0
2017	$13.34212	$14.93405	0
2018	$14.93405	$13.26211	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Asset Manager Portfolio - Service Class 2
2009	$8.29527	$10.40882	0
2010	$10.40882	$11.55995	0
2011	$11.55995	$10.94856	0
2012	$10.94856	$11.97411	0
2013	$11.97411	$13.45877	0
2014	$13.45877	$13.84196	0
2015	$13.84196	$13.48084	0
2016	$13.48084	$13.51110	0
2017	$13.51110	$14.97921	0
2018	$14.97921	$13.77810	0
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2009	$8.87543	$11.71679	0
2010	$11.71679	$13.35104	0
2011	$13.35104	$12.64899	0
2012	$12.64899	$14.31522	0
2013	$14.31522	$18.26845	0
2014	$18.26845	$19.87747	0
2015	$19.87747	$19.45103	0
2016	$19.45103	$20.42176	0
2017	$20.42176	$24.20238	0
2018	$24.20238	$22.01973	0
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2009	$7.08874	$8.97231	0
2010	$8.97231	$10.04803	0
2011	$10.04803	$9.85643	0
2012	$9.85643	$11.24262	0
2013	$11.24262	$14.00490	0
2014	$14.00490	$14.80506	0
2015	$14.80506	$13.81599	0
2016	$13.81599	$15.84920	0
2017	$15.84920	$17.40258	0
2018	$17.40258	$15.51138	0
Fidelity® VIP Government Money Market Portfolio - Initial Class
2016	$10.00000	$9.92392	0
2017	$9.92392	$9.73810	0
2018	$9.73810	$9.64691	0
Fidelity® VIP Government Money Market Portfolio - Service Class 2
2009	$10.30781	$10.09263	0
2010	$10.09263	$9.84245	0
2011	$9.84245	$9.59310	0
2012	$9.59310	$9.34876	0
2013	$9.34876	$9.11128	0
2014	$9.11128	$8.87982	0
2015	$8.87982	$8.65425	0
2016	$8.65425	$8.43533	0
2017	$8.43533	$8.25683	0
2018	$8.25683	$8.15905	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Fidelity® VIP Growth Portfolio - Service Class 2
2009	$6.56394	$8.18538	0
2010	$8.18538	$9.88030	0
2011	$9.88030	$9.62575	0
2012	$9.62575	$10.73073	0
2013	$10.73073	$14.22194	0
2014	$14.22194	$15.38561	0
2015	$15.38561	$16.02848	0
2016	$16.02848	$15.70677	0
2017	$15.70677	$20.63996	0
2018	$20.63996	$20.02729	0
Fidelity® VIP Index 500 Portfolio - Service Class 2
2009	$7.58990	$9.34167	0
2010	$9.34167	$10.44456	0
2011	$10.44456	$10.36038	0
2012	$10.36038	$11.67374	0
2013	$11.67374	$15.00627	0
2014	$15.00627	$16.56692	0
2015	$16.56692	$16.31923	0
2016	$16.31923	$17.74631	0
2017	$17.74631	$21.00041	0
2018	$21.00041	$19.49733	0
Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2
2009	$9.71371	$10.93042	0
2010	$10.93042	$11.45574	0
2011	$11.45574	$11.94989	0
2012	$11.94989	$12.29698	0
2013	$12.29698	$11.73559	0
2014	$11.73559	$12.07884	0
2015	$12.07884	$11.67080	0
2016	$11.67080	$11.88333	0
2017	$11.88333	$12.04507	0
2018	$12.04507	$11.64597	0
Fidelity® VIP Overseas Portfolio - Service Class 2
2009	$8.94585	$11.00348	0
2010	$11.00348	$12.09888	0
2011	$12.09888	$9.74616	0
2012	$9.74616	$11.43249	0
2013	$11.43249	$14.50208	0
2014	$14.50208	$12.95965	0
2015	$12.95965	$13.04544	0
2016	$13.04544	$12.04386	0
2017	$12.04386	$15.25969	0
2018	$15.25969	$12.63175	0
Goldman Sachs VIT Mid Cap Value Fund - Institutional
2015	$10.00000	$8.66667	0
2016	$8.66667	$9.58914	0
2017	$9.58914	$10.38122	0
2018	$10.38122	$9.05864	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Guggenheim VIF Long Short Equity Fund
2009	$8.70898	$10.80336	0
2010	$10.80336	$11.70815	0
2011	$11.70815	$10.66139	0
2012	$10.66139	$10.84921	0
2013	$10.84921	$12.41839	0
2014	$12.41839	$12.43995	0
2015	$12.43995	$12.27551	0
2016	$12.27551	$12.04172	0
2017	$12.04172	$13.48046	0
2018	$13.48046	$11.43769	0
Invesco V.I. American Franchise Fund - Series II
2012	$10.00000	$8.77391	0
2013	$8.77391	$11.95295	0
2014	$11.95295	$12.59965	0
2015	$12.59965	$12.86158	0
2016	$12.86158	$12.78733	0
2017	$12.78733	$15.83266	0
2018	$15.83266	$14.82909	0
Invesco V.I. Core Equity Fund - Series II
2009	$7.64491	$9.53466	0
2010	$9.53466	$10.15106	0
2011	$10.15106	$9.86369	0
2012	$9.86369	$10.92008	0
2013	$10.92008	$13.72101	0
2014	$13.72101	$14.42027	0
2015	$14.42027	$13.20895	0
2016	$13.20895	$14.16286	0
2017	$14.16286	$15.58223	0
2018	$15.58223	$13.72584	0
Invesco V.I. Government Securities Fund - Series II
2011	$10.00000	$11.08817	0
2012	$11.08817	$11.04445	0
2013	$11.04445	$10.45559	0
2014	$10.45559	$10.58446	0
2015	$10.58446	$10.32085	0
2016	$10.32085	$10.15917	0
2017	$10.15917	$10.07249	0
2018	$10.07249	$9.84493	0
Invesco V.I. Growth and Income Fund - Series II
2009	$8.74112	$10.57189	0
2010	$10.57189	$11.55857	0
2011	$11.55857	$11.00963	0
2012	$11.00963	$12.26753	0
2013	$12.26753	$15.99177	0
2014	$15.99177	$17.13697	0
2015	$17.13697	$16.14665	0
2016	$16.14665	$18.79356	0
2017	$18.79356	$20.88952	0
2018	$20.88952	$17.59044	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Mid Cap Core Equity Fund - Series II
2009	$9.09313	$11.50678	0
2010	$11.50678	$12.75861	0
2011	$12.75861	$11.62514	0
2012	$11.62514	$12.53095	0
2013	$12.53095	$15.68750	0
2014	$15.68750	$15.92485	0
2015	$15.92485	$14.85440	0
2016	$14.85440	$16.38219	0
2017	$16.38219	$18.30762	0
2018	$18.30762	$15.77170	0
Invesco V.I. Mid Cap Growth Fund - Series II
2009	$7.22297	$11.00690	0
2010	$11.00690	$13.65205	0
2011	$13.65205	$12.05913	0
2012	$12.05913	$13.11716	0
2013	$13.11716	$17.46184	0
2014	$17.46184	$18.32536	0
2015	$18.32536	$18.04406	0
2016	$18.04406	$17.68581	0
2017	$17.68581	$21.05548	0
2018	$21.05548	$19.31371	0
Invesco V.I. Value Opportunities Fund - Series II
2009	$5.56252	$8.00844	0
2010	$8.00844	$8.34635	0
2011	$8.34635	$7.85775	0
2012	$7.85775	$9.00879	0
2013	$9.00879	$11.70017	0
2014	$11.70017	$12.12989	0
2015	$12.12989	$10.56095	0
2016	$10.56095	$12.13699	0
2017	$12.13699	$13.86819	0
2018	$13.86819	$10.89980	0
Janus Henderson Balanced Portfolio - Service Shares
2009	$10.42784	$12.76175	0
2010	$12.76175	$13.44630	0
2011	$13.44630	$13.28173	0
2012	$13.28173	$14.67332	0
2013	$14.67332	$17.13094	0
2014	$17.13094	$18.06945	0
2015	$18.06945	$17.68095	0
2016	$17.68095	$17.97635	0
2017	$17.97635	$20.69929	0
2018	$20.69929	$20.25917	0
Janus Henderson Forty Portfolio - Service Shares
2009	$9.57687	$13.62723	0
2010	$13.62723	$14.14042	0
2011	$14.14042	$12.82392	0
2012	$12.82392	$15.47771	0
2013	$15.47771	$19.74183	0
2014	$19.74183	$20.86753	0
2015	$20.86753	$22.76297	0
2016	$22.76297	$22.61501	0
2017	$22.61501	$28.65527	0
2018	$28.65527	$28.40540	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Janus Henderson Mid Cap Value Portfolio - Service Shares
2009	$9.85938	$12.77090	0
2010	$12.77090	$14.35764	0
2011	$14.35764	$13.57500	0
2012	$13.57500	$14.65558	0
2013	$14.65558	$17.96810	0
2014	$17.96810	$18.98762	0
2015	$18.98762	$17.82056	0
2016	$17.82056	$20.62619	0
2017	$20.62619	$22.84511	0
2018	$22.84511	$19.18621	0
Janus Henderson Overseas Portfolio - Service Shares
2009	$6.66082	$11.62362	0
2010	$11.62362	$14.16147	0
2011	$14.16147	$9.33772	0
2012	$9.33772	$10.29833	0
2013	$10.29833	$11.46908	0
2014	$11.46908	$9.82392	0
2015	$9.82392	$8.73036	0
2016	$8.73036	$7.93760	0
2017	$7.93760	$10.12023	0
2018	$10.12023	$8.36952	0
MFS® Investors Growth Stock Portfolio - Service Class
2015	$10.00000	$16.03851	0
2016	$16.03851	$16.54379	0
2017	$16.54379	$20.65689	0
2018	$20.65689	$20.24667	0
MFS® Investors Trust Series - Service Class
2009	$8.53920	$10.53146	0
2010	$10.53146	$11.37972	0
2011	$11.37972	$10.82195	0
2012	$10.82195	$12.53139	0
2013	$12.53139	$16.08790	0
2014	$16.08790	$17.35690	0
2015	$17.35690	$16.90637	0
2016	$16.90637	$17.84655	0
2017	$17.84655	$21.40106	0
2018	$21.40106	$19.66550	0
MFS® New Discovery Series - Service Class
2009	$6.50517	$10.32814	0
2010	$10.32814	$13.68250	0
2011	$13.68250	$11.93485	0
2012	$11.93485	$14.06021	0
2013	$14.06021	$19.34968	0
2014	$19.34968	$17.44291	0
2015	$17.44291	$16.63330	0
2016	$16.63330	$17.63665	0
2017	$17.63665	$21.71730	0
2018	$21.71730	$20.80060	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
MFS® Total Return Series - Service Class
2009	$8.89194	$10.20108	0
2010	$10.20108	$10.89873	0
2011	$10.89873	$10.78979	0
2012	$10.78979	$11.66363	0
2013	$11.66363	$13.49615	0
2014	$13.49615	$14.23528	0
2015	$14.23528	$13.79189	0
2016	$13.79189	$14.62609	0
2017	$14.62609	$15.97050	0
2018	$15.97050	$14.64994	0
MFS® Value Series - Service Class
2009	$9.25273	$11.04119	0
2010	$11.04119	$11.96670	0
2011	$11.96670	$11.60777	0
2012	$11.60777	$13.10760	0
2013	$13.10760	$17.32046	0
2014	$17.32046	$18.60086	0
2015	$18.60086	$17.95723	0
2016	$17.95723	$19.91151	0
2017	$19.91151	$22.77492	0
2018	$22.77492	$19.89605	0
MFS® VIT II High Yield - Service Class
2013	$10.00000	$14.24298	0
2014	$14.24298	$14.23148	0
2015	$14.23148	$13.25525	0
2016	$13.25525	$14.68096	0
2017	$14.68096	$15.21246	0
2018	$15.21246	$14.34473	0
Morgan Stanley VIF Growth Portfolio, Class II
2009	$6.84076	$11.00922	0
2010	$11.00922	$13.15466	0
2011	$13.15466	$12.43010	0
2012	$12.43010	$13.81458	0
2013	$13.81458	$19.88741	0
2014	$19.88741	$20.56035	0
2015	$20.56035	$22.43407	0
2016	$22.43407	$21.44332	0
2017	$21.44332	$29.85144	0
2018	$29.85144	$31.21394	0
Morgan Stanley VIF U.S. Real Estate Portfolio, Class II
2009	$9.44071	$11.82109	0
2010	$11.82109	$14.92164	0
2011	$14.92164	$15.36536	0
2012	$15.36536	$17.31168	0
2013	$17.31168	$17.16576	0
2014	$17.16576	$21.65099	0
2015	$21.65099	$21.50453	0
2016	$21.50453	$22.33021	0
2017	$22.33021	$22.38984	0
2018	$22.38984	$20.08056	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA - Service Shares
2009	$5.95030	$7.66925	0
2010	$7.66925	$9.50393	0
2011	$9.50393	$9.33952	0
2012	$9.33952	$10.57197	0
2013	$10.57197	$13.97284	0
2014	$13.97284	$14.36872	0
2015	$14.36872	$14.89114	0
2016	$14.89114	$14.81419	0
2017	$14.81419	$18.54822	0
2018	$18.54822	$16.93613	0
Oppenheimer Global Fund/VA - Service Shares
2009	$8.60734	$11.68885	0
2010	$11.68885	$13.17981	0
2011	$13.17981	$11.74900	0
2012	$11.74900	$13.84738	0
2013	$13.84738	$17.13676	0
2014	$17.13676	$17.04310	0
2015	$17.04310	$17.21841	0
2016	$17.21841	$16.75416	0
2017	$16.75416	$22.26179	0
2018	$22.26179	$18.78890	0
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
2009	$7.76609	$10.35929	0
2010	$10.35929	$12.42299	0
2011	$12.42299	$11.81831	0
2012	$11.81831	$13.55124	0
2013	$13.55124	$18.57065	0
2014	$18.57065	$20.20629	0
2015	$20.20629	$18.49102	0
2016	$18.49102	$21.20557	0
2017	$21.20557	$23.54436	0
2018	$23.54436	$20.52644	0
PIMCO International Bond (U.S. Dollar-Hedged) - Administrative Shares
formerly,PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) - Administrative Shares
2009	$10.06476	$11.34135	0
2010	$11.34135	$11.99160	0
2011	$11.99160	$12.47728	0
2012	$12.47728	$13.47731	0
2013	$13.47731	$13.19950	0
2014	$13.19950	$14.29842	0
2015	$14.29842	$13.97449	0
2016	$13.97449	$14.50111	0
2017	$14.50111	$14.52478	0
2018	$14.52478	$14.45515	0
PIMCO Real Return Portfolio - Administrative Shares
2009	$9.99614	$11.53325	0
2010	$11.53325	$12.15083	0
2011	$12.15083	$13.22431	0
2012	$13.22431	$14.01451	0
2013	$14.01451	$12.39815	0
2014	$12.39815	$12.45550	0
2015	$12.45550	$11.80949	0
2016	$11.80949	$12.10707	0
2017	$12.10707	$12.23192	0
2018	$12.23192	$11.65717	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
PIMCO Total Return Portfolio - Administrative Shares
2009	$11.12361	$12.36552	0
2010	$12.36552	$13.02839	0
2011	$13.02839	$13.15550	0
2012	$13.15550	$14.04877	0
2013	$14.04877	$13.42197	0
2014	$13.42197	$13.63928	0
2015	$13.63928	$13.35110	0
2016	$13.35110	$13.35986	0
2017	$13.35986	$13.66188	0
2018	$13.66188	$13.24312	0
T. Rowe Price Blue Chip Growth Portfolio - II
2009	$6.97005	$9.63101	0
2010	$9.63101	$10.88738	0
2011	$10.88738	$10.75478	0
2012	$10.75478	$12.35647	0
2013	$12.35647	$16.96069	0
2014	$16.96069	$17.98946	0
2015	$17.98946	$19.42368	0
2016	$19.42368	$19.03129	0
2017	$19.03129	$25.19602	0
2018	$25.19602	$24.95937	0
T. Rowe Price Equity Income Portfolio - II
2009	$8.00185	$9.76681	0
2010	$9.76681	$10.92112	0
2011	$10.92112	$10.53466	0
2012	$10.53466	$12.00262	0
2013	$12.00262	$15.13626	0
2014	$15.13626	$15.79801	0
2015	$15.79801	$14.30119	0
2016	$14.30119	$16.56547	0
2017	$16.56547	$18.68637	0
2018	$18.68637	$16.44523	0
VanEck VIP Emerging Markets Fund - Initial Class
2009	$9.63447	$20.01552	0
2010	$20.01552	$24.74122	0
2011	$24.74122	$17.90513	0
2012	$17.90513	$22.64851	0
2013	$22.64851	$24.72407	0
2014	$24.72407	$23.99344	0
2015	$23.99344	$20.10955	0
2016	$20.10955	$19.61829	0
2017	$19.61829	$28.88158	0
2018	$28.88158	$21.53506	0
VanEck VIP Global Hard Assets Fund - Initial Class
2009	$16.42463	$25.21459	0
2010	$25.21459	$31.75611	0
2011	$31.75611	$25.85624	0
2012	$25.85624	$26.04835	0
2013	$26.04835	$28.05807	0
2014	$28.05807	$22.11829	0
2015	$22.11829	$14.34423	0
2016	$14.34423	$20.09000	0
2017	$20.09000	$19.24927	0
2018	$19.24927	$13.45412	0

For the Year	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Ending December 31	At Beginning of Period	At End of Period	Outstanding at End of Period
Western Asset Variable Global High Yield Bond Portfolio - Class II
2009	$7.63092	$11.51547	0
2010	$11.51547	$12.87109	0
2011	$12.87109	$12.70311	0
2012	$12.70311	$14.61595	0
2013	$14.61595	$15.10603	0
2014	$15.10603	$14.49860	0
2015	$14.49860	$13.26996	0
2016	$13.26996	$14.91868	0
2017	$14.91868	$15.76668	0
2018	$15.76668	$14.72538	0
* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.45% and an administrative expense charge of 0.10%.

Lincoln Benefit Life
Variable Annuity
Account

Financial Statements as of December 31, 2018 and for
the years ended December 31, 2018 and 2017 and
Reports of Independent Registered Public Accounting
Firms

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Lincoln Benefit Life Company and
Contractholders of Lincoln Benefit Life Variable Annuity Account:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities for each of the sub accounts listed in Appendix A of Lincoln Benefit Life Variable Annuity Account (the “Account”), as of December 31, 2018; the related statements of operations, the statements of changes in net assets, and the financial highlights in Note 7 for the year then ended and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts listed in Appendix A constituting Lincoln Benefit Life Variable Annuity Account as of December 31, 2018, and the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on each of the individual sub-accounts disclosed in Appendix A and their financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the Account’s fund managers. We believe that our audit provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
April 1, 2019

We have served as the auditor of Lincoln Benefit Life Company (the sponsor Company) since 2018.

Appendix A

Lincoln Benefit Life Variable Annuity Account

Sub-account	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For the Year Ended	For the Year Ended

Alger Capital Appreciation (Class 1-2)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Alger Growth & Income (Class 1-2)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Alger Large Cap Growth (Class 1-2)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Alger Mid Cap Growth (Class 1-2)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Alger Small Cap Growth (Class 1-2)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Alger Capital Appreciation (Class S)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Alger Large Cap Growth (Class S)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Alger Mid Cap Growth (Class S)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
DWS Equity 500 Index VIP (Class B)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
DWS Small Cap Index VIP (Class B)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
DWS Bond VIP (Class A)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
DWS Core Equity VIP (Class A)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
DWS CROCI® International VIP (Class A)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
DWS Global Small Cap VIP (Class A)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
DWS Global Income Builder VIP (Class A)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Federated Fund for U.S. Government Securities II	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Federated High Income Bond Fund II	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Federated Managed Volatility Fund II (Primary Shares)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
VIP Asset Manager	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
VIP Contrafund	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
VIP Equity-Income	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
VIP Government Money Market	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
VIP Growth	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
VIP Index 500	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
VIP Overseas	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
VIP Asset Manager (Service Class 2)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
VIP Contrafund (Service Class 2)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
VIP Equity-Income (Service Class 2)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
VIP Government Money Market (Service Class 2)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
VIP Growth (Service Class 2)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
VIP Index 500 (Service Class 2)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
VIP Investment Grade Bond (Service Class 2)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
VIP Overseas (Service Class 2)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
VIT Mid Cap Value	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
VIT Small Cap Equity Insights	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
VIT International Equity Insights	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Invesco V.I. American Franchise	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Invesco V.I. American Value	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Invesco V.I. High Yield	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Invesco V.I. Value Opportunities	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Invesco V.I. American Franchise II	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Invesco V.I. Core Equity II	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Invesco V.I. Government Securities II	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Invesco V.I. Growth and Income II	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Invesco V.I. Mid Cap Core Equity II	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Invesco V.I. Mid Cap Growth II	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Invesco V.I. Value Opportunities II	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
JPMorgan IT Small Cap Core Portfolio	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Janus Henderson VIT Balanced (Institutional Shares)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Janus Henderson VIT Enterprise (Institutional Shares)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Janus Henderson VIT Flexible Bond (Institutional Shares)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Janus Henderson VIT Forty (Institutional Shares)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Janus Henderson VIT Global Research (Institutional Shares)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018

Appendix A (continued)

Sub-account	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For the Year Ended	For the Year Ended

Janus Henderson VIT Research (Institutional Shares)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Janus Henderson VIT Balanced (Service Shares)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Janus Henderson VIT Forty (Service Shares)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Janus Henderson VIT Global Research (Service Shares)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Janus Henderson VIT Mid Cap Value (Service Shares)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Janus Henderson VIT Overseas (Service Shares)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Lazard Retirement Emerging Markets Equity	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Lazard Retirement International Equity	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
ClearBridge Variable Large Cap Value Portfolio I	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Western Asset Variable Global High Yield Bond Portfolio II	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
MFS Growth	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
MFS Investors Trust	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
MFS New Discovery	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
MFS Research	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
MFS Total Return	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
MFS High Yield (Service Class)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
MFS Investors Growth Stock Portfolio (Service Class)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
MFS Investors Trust (Service Class)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
MFS New Discovery Series (Service Class)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
MFS Total Return (Service Class)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
MFS Utilities (Service Class)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
MFS Value (Service Class)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Oppenheimer Discovery Mid Cap Growth (SS)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Oppenheimer Global (SS)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Oppenheimer International Growth (SS)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Oppenheimer Main Street Small Cap (SS)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
PIMCO VIT International Bond (US Dollar-Hedged)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
PIMCO VIT Real Return	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
PIMCO VIT Total Return	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
VT High Yield	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
VT International Value	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Guggenheim Long Short Equity	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Rydex NASDAQ-100	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
T. Rowe Price Equity Income	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
T. Rowe Price Mid-Cap Growth	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
T. Rowe Price New America Growth	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
T. Rowe Price Blue Chip Growth II	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
T. Rowe Price Equity Income II	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
T. Rowe Price International Stock	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Morgan Stanley VIF Growth	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Morgan Stanley VIF Mid Cap Growth	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Morgan Stanley VIF Growth (Class II)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Morgan Stanley VIF U.S. Real Estate (Class II)	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
VanEck VIP Emerging Markets	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
VanEck VIP Global Hard Assets	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Wells Fargo VT Discovery	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018
Wells Fargo VT Opportunity	December 31, 2018	December 31, 2018	December 31, 2018	December 31, 2018

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Lincoln Benefit Life Company and the Contract Owners of Lincoln Benefit Life Variable Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of the Lincoln Benefit Life Variable Annuity Account indicated in the table below as of December 31, 2017, and the related statements of operations and of changes in net assets for the period indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts in the Lincoln Benefit Life Variable Annuity Account as of December 31, 2017 and the results of each of their operations and the changes in each of their net assets for the period indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Alger Capital Appreciation (Class 1-2) (1)	Janus Henderson Flexible Bond (Institutional Shares) (1)
Alger Growth & Income (Class 1-2) (1)	Janus Henderson Forty (Institutional Shares) (1)
Alger Large Cap Growth (Class 1-2) (1)	Janus Henderson Global Research (Institutional Shares) (1)
Alger Mid Cap Growth (Class 1-2) (1)	Janus Henderson Research (Institutional Shares) (1)
Alger Small Cap Growth (Class 1-2) (1)	Janus Henderson Balanced (Service Shares) (1)
Alger Capital Appreciation (Class S) (1)	Janus Henderson Forty (Service Shares) (1)
Alger Large Cap Growth (Class S) (1)	Janus Henderson Global Research (Service Shares) (1)
Alger Mid Cap Growth (Class S) (1)	Janus Henderson Overseas (Service Shares) (1)
Deutsche Equity 500 Index VIP B (1)	Janus Henderson Mid Cap Value (Service Shares) (1)
Deutsche Small Cap Index VIP B (1)	Lazard Retirement Emerging Markets Equity (1)
Deutsche Bond VIP A (1)	Lazard Retirement International Equity (1)
Deutsche Core Equity VIP A (1)	ClearBridge Variable Large Cap Value Portfolio I (1)
Deutsche CROCI® International VIP A (1)	Western Asset Variable Global High Yield Bond Portfolio II (1)
Deutsche Global Small Cap VIP A (1)	MFS Growth (1)
Deutsche Global Income Builder VIP A II (1)	MFS Investors Trust (1)
Federated Fund for U.S. Government Securities II (1)	MFS New Discovery (1)
Federated High Income Bond Fund II (1)	MFS Research (1)
Federated Managed Volatility Fund II (1)	MFS Total Return (1)
VIP Asset Manager (1)	MFS High Yield (Service Class) (1)
VIP Contrafund (1)	MFS Investors Growth Stock Portfolio (Service Class) (1)
VIP Equity-Income (1)	MFS Investors Trust (Service Class) (1)
VIP Government Money Market (1)	MFS New Discovery (Service Class) (1)
VIP Growth (1)	MFS Total Return (Service Class) (1)
VIP Index 500 (1)	MFS Utilities (Service Class) (1)

VIP Overseas (1)	MFS Value (Service Class) (1)
VIP Asset Manager (Service Class 2) (1)	Oppenheimer Discovery Mid Cap Growth (SS) (1)
VIP Contrafund (Service Class 2) (1)	Oppenheimer Global (SS) (1)
VIP Equity-Income (Service Class 2) (1)	Oppenheimer International Growth (SS) (1)
VIP Government Money Market (Service Class 2) (1)	Oppenheimer Main Street Small Cap (SS) (1)
VIP Growth (Service Class 2) (1)	Foreign Bond (US Dollar-Hedged) (1)
VIP Index 500 (Service Class 2) (1)	PIMCO VIT Real Return (1)
VIP Investment Grade Bond (Service Class 2) (1)	PIMCO VIT Total Return (1)
VIP Overseas (Service Class 2) (1)	VT High Yield (1)
VIT Mid Cap Value (1)	VT International Value (1)
VIT Small Cap Equity Insights (1)	Guggenheim VIF Long Short Equity (1)
VIT Strategic International Equity (1)	Rydex VIF NASDAQ-100 (1)
Invesco V.I. American Franchise (1)	T. Rowe Price Equity Income (1)
Invesco V.I. American Value (1)	T. Rowe Price Mid-Cap Growth (1)
Invesco V.I. High Yield (1)	T. Rowe Price New America Growth (1)
Invesco V.I. Value Opportunities (1)	T. Rowe Price Blue Chip Growth II (1)
Invesco V.I. American Franchise II (1)	T. Rowe Price Equity Income II (1)
Invesco V.I. Core Equity II (1)	T. Rowe Price International Stock (1)
Invesco V.I. Government Securities II (1)	Morgan Stanley VIF Growth (1)
Invesco V.I. Growth and Income II (1)	Morgan Stanley VIF Mid Cap Growth (1)
Invesco V.I. Mid Cap Core Equity II (1)	Morgan Stanley VIF Growth (Class II) (1)
Invesco V.I. Mid Cap Growth II (1)	Morgan Stanley VIF U.S. Real Estate (Class II) (1)
Invesco V.I. Value Opportunities II (1)	VanEck VIP Emerging Markets (1)
JPMorgan IT Small Cap Core Portfolio (1)	VanEck VIP Global Hard Assets (1)
Janus Henderson Balanced (Institutional Shares) (1)	Wells Fargo VT Discovery (1)
Janus Henderson Enterprise (Institutional Shares) (1)	Wells Fargo VT Opportunity (1)

(1) Statement of operations for the year ended December 31, 2017 and statement of changes in net assets for the year ended December 31, 2017

Basis for Opinions

These financial statements are the responsibility of the Lincoln Benefit Life Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts in the Lincoln Benefit Life Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts in the Lincoln Benefit Life Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2017 by correspondence with the unaffiliated mutual fund managers directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
April 12, 2018

We have served as the auditor of one or more of the subaccounts in Lincoln Benefit Life Company from 2014 to 2018.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. American Franchise	Invesco V.I. American Value	Invesco V.I. High Yield	Invesco V.I. Value Opportunities	Invesco V.I. American Franchise II	Invesco V.I. Core Equity II
ASSETS
Investments, at fair value	$243,707	$6,937,125	$602,205	$2,564,593	$476,740	$1,290,314
Total assets	$243,707	$6,937,125	$602,205	$2,564,593	$476,740	$1,290,314
NET ASSETS
Accumulation units	$243,707	$6,901,198	$597,690	$2,563,005	$476,740	$1,289,865
Contracts in payout (annuitization) period	—	35,927	4,515	1,588	—	449
Total net assets	$243,707	$6,937,125	$602,205	$2,564,593	$476,740	$1,290,314
FUND SHARE INFORMATION
Number of shares	4,264	500,514	119,013	466,290	8,684	42,085
Cost of investments	$182,958	$7,852,584	$637,630	$3,424,605	$382,349	$1,205,042
UNIT VALUE (1)
Lowest	$14.85	$21.35	$16.74	$12.10	$14.49	$13.46
Highest	$16.39	$29.71	$19.31	$13.86	$17.79	$16.02

(I) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account.
Otherwise, when more than one contract is available for investment, a high and low UV is reported.

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	Deutsche DWS Investments VIT Funds
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Government Securities II	Invesco V.I. Growth and Income II	Invesco V.I. Mid Cap Core Equity II	Invesco V.I. Mid Cap Growth II	Invesco V.I. Value Opportunities II	DWS Equity 500 Index VIP (Class B)
ASSETS
Investments, at fair value	$1,257,300	$9,907,600	$2,561,846	$2,566,866	$1,390,302	$698,759
Total assets	$1,257,300	$9,907,600	$2,561,846	$2,566,866	$1,390,302	$698,759
NET ASSETS
Accumulation units	$1,243,166	$9,874,090	$2,561,562	$2,560,817	$1,390,302	$698,759
Contracts in payout (annuitization) period	14,134	33,510	284	6,049	—	—
Total net assets	$1,257,300	$9,907,600	$2,561,846	$2,566,866	$1,390,302	$698,759
FUND SHARE INFORMATION
Number of shares	113,067	566,796	238,978	549,650	253,243	36,991
Cost of investments	$1,326,932	$11,104,737	$2,969,898	$2,605,889	$1,800,481	$558,309
UNIT VALUE
Lowest	$9.62	$17.19	$15.41	$18.88	$10.65	$24.74
Highest	$11.81	$22.43	$18.92	$23.62	$13.08	$28.10
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2018

	Deutsche DWS Investments VIT Funds	Deutsche DWS Variable Series I	Deutsche DWS Variable Series I	Deutsche DWS Variable Series I	Deutsche DWS Variable Series I	Deutsche DWS Variable Series II
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	DWS Small Cap Index VIP (Class B)	DWS Bond VIP (Class A)	DWS Core Equity VIP (Class A)	DWS CROCI® International VIP (Class A)	DWS Global Small Cap VIP (Class A)	DWS Global Income Builder VIP (Class A)
ASSETS
Investments, at fair value	$218,808	$2,001,632	$861,968	$571,791	$1,881,226	$2,217,732
Total assets	$218,808	$2,001,632	$861,968	$571,791	$1,881,226	$2,217,732
NET ASSETS
Accumulation units	$218,808	$1,977,286	$853,352	$556,647	$1,845,617	$2,180,014
Contracts in payout (annuitization) period	—	24,346	8,616	15,144	35,609	37,718
Total net assets	$218,808	$2,001,632	$861,968	$571,791	$1,881,226	$2,217,732
FUND SHARE INFORMATION
Number of shares	14,616	377,666	87,687	91,928	211,137	103,972
Cost of investments	$204,176	$2,314,797	$975,366	$785,949	$2,748,681	$2,322,423
UNIT VALUE
Lowest	$27.03	$13.58	$17.99	$6.61	$14.41	$14.72
Highest	$30.71	$18.13	$22.08	$10.26	$28.80	$15.87

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2018

	Federated Insurance Series	Federated Insurance Series	Federated Insurance Series	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Federated Fund for U.S. Government Securities II	Federated High Income Bond Fund II	Federated Managed Volatility Fund II (Primary Shares)	VIP Asset Manager	VIP Contrafund	VIP Equity-Income
ASSETS
Investments, at fair value	$5,121,970	$4,827,886	$1,529,460	$2,984,244	$24,102,286	$12,061,493
Total assets	$5,121,970	$4,827,886	$1,529,460	$2,984,244	$24,102,286	$12,061,493
NET ASSETS
Accumulation units	$4,971,026	$4,768,864	$1,503,332	$2,936,459	$23,787,935	$11,822,175
Contracts in payout (annuitization) period	150,944	59,022	26,128	47,785	314,351	239,318
Total net assets	$5,121,970	$4,827,886	$1,529,460	$2,984,244	$24,102,286	$12,061,493
FUND SHARE INFORMATION
Number of shares	486,879	795,368	159,319	218,147	750,149	592,120
Cost of investments	$5,410,474	$5,298,651	$1,541,947	$3,255,285	$21,167,695	$12,856,833
UNIT VALUE
Lowest	$14.44	$21.37	$13.64	$15.32	$23.26	$19.70
Highest	$19.80	$33.03	$25.93	$28.52	$52.60	$46.15

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2018

	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Government Money Market	VIP Growth	VIP Index 500	VIP Overseas	VIP Asset Manager (Service Class 2)	VIP Contrafund (Service Class 2)
ASSETS
Investments, at fair value	$16,056,621	$14,862,019	$19,731,920	$4,218,591	$1,392,186	$8,462,115
Total assets	$16,056,621	$14,862,019	$19,731,920	$4,218,591	$1,392,186	$8,462,115
NET ASSETS
Accumulation units	$15,957,984	$14,786,112	$19,602,024	$4,139,847	$1,392,186	$8,462,115
Contracts in payout (annuitization) period	98,637	75,907	129,896	78,744	—	—
Total net assets	$16,056,621	$14,862,019	$19,731,920	$4,218,591	$1,392,186	$8,462,115
FUND SHARE INFORMATION
Number of shares	16,056,621	235,457	78,159	220,522	104,440	270,269
Cost of investments	$16,056,621	$11,130,771	$12,233,810	$4,055,196	$1,500,618	$7,789,218
UNIT VALUE
Lowest	$9.61	$14.73	$17.43	$10.86	$13.47	$21.52
Highest	$13.42	$55.19	$26.46	$22.20	$16.53	$26.42

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2018

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Equity-Income (Service Class 2)	VIP Government Money Market (Service Class 2)	VIP Growth (Service Class 2)	VIP Index 500 (Service Class 2)	VIP Investment Grade Bond (Service Class 2)	VIP Overseas (Service Class 2)
ASSETS
Investments, at fair value	$5,947,443	$7,964,817	$4,469,956	$10,928,838	$7,348,048	$5,920,544
Total assets	$5,947,443	$7,964,817	$4,469,956	$10,928,838	$7,348,048	$5,920,544
NET ASSETS
Accumulation units	$5,924,836	$7,964,350	$4,462,412	$10,918,705	$7,310,052	$5,920,099
Contracts in payout (annuitization) period	22,607	467	7,544	10,133	37,996	445
Total net assets	$5,947,443	$7,964,817	$4,469,956	$10,928,838	$7,348,048	$5,920,544
FUND SHARE INFORMATION
Number of shares	299,619	7,964,817	72,201	43,801	610,810	312,430
Cost of investments	$6,345,642	$7,964,817	$3,454,445	$6,580,183	$7,625,741	$5,639,296
UNIT VALUE
Lowest	$15.16	$7.97	$19.57	$19.06	$11.38	$12.35
Highest	$19.03	$9.79	$31.06	$23.39	$16.04	$16.78

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2018

	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Janus Aspen Series	Janus Aspen Series	Janus Aspen Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIT International Equity Insights	VIT Mid Cap Value	VIT Small Cap Equity Insights	Janus Henderson VIT Balanced (Institutional Shares)	Janus Henderson VIT Enterprise (Institutional Shares)	Janus Henderson VIT Flexible Bond (Institutional Shares)
ASSETS
Investments, at fair value	$357,287	$1,271,112	$567,546	$17,065,257	$14,522,034	$4,761,627
Total assets	$357,287	$1,271,112	$567,546	$17,065,257	$14,522,034	$4,761,627
NET ASSETS
Accumulation units	$355,040	$1,271,112	$538,281	$16,882,403	$14,391,481	$4,706,078
Contracts in payout (annuitization) period	2,247	—	29,265	182,854	130,553	55,549
Total net assets	$357,287	$1,271,112	$567,546	$17,065,257	$14,522,034	$4,761,627
FUND SHARE INFORMATION
Number of shares	50,464	98,612	54,730	505,637	216,682	424,766
Cost of investments	$456,074	$1,607,499	$652,050	$13,580,102	$10,015,990	$5,084,283
UNIT VALUE
Lowest	$10.88	$9.01	$30.49	$22.01	$13.97	$18.65
Highest	$11.31	$9.47	$31.68	$64.27	$77.02	$30.39

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2018

	Janus Aspen Series	Janus Aspen Series	Janus Aspen Series	Janus Aspen Series (Service Shares)	Janus Aspen Series (Service Shares)	Janus Aspen Series (Service Shares)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Janus Henderson VIT Forty (Institutional Shares)	Janus Henderson VIT Global Research (Institutional Shares)	Janus Henderson VIT Research (Institutional Shares)	Janus Henderson VIT Balanced (Service Shares)	Janus Henderson VIT Forty (Service Shares)	Janus Henderson VIT Global Research (Service Shares)
ASSETS
Investments, at fair value	$1,390,927	$8,638,315	$9,668,590	$2,686,355	$2,101,385	$347,868
Total assets	$1,390,927	$8,638,315	$9,668,590	$2,686,355	$2,101,385	$347,868
NET ASSETS
Accumulation units	$1,384,515	$8,383,156	$9,516,176	$2,686,355	$2,101,385	$347,868
Contracts in payout (annuitization) period	6,412	255,159	152,414	—	—	—
Total net assets	$1,390,927	$8,638,315	$9,668,590	$2,686,355	$2,101,385	$347,868
FUND SHARE INFORMATION
Number of shares	39,515	183,287	286,902	75,481	63,390	7,538
Cost of investments	$1,337,550	$5,817,943	$7,870,091	$2,167,458	$2,162,405	$214,278
UNIT VALUE
Lowest	$31.06	$9.08	$12.58	$19.80	$27.76	$12.57
Highest	$35.00	$38.03	$46.47	$24.31	$34.08	$15.91

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2018

	Janus Aspen Series (Service Shares)	Janus Aspen Series (Service Shares)	JPMorgan Insurance Trust	Lazard Retirement Series, Inc.	Lazard Retirement Series, Inc.	Legg Mason Partners Variable Equity Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Janus Henderson VIT Mid Cap Value (Service Shares)	Janus Henderson VIT Overseas (Service Shares)	JPMorgan IT Small Cap Core Portfolio	Lazard Retirement Emerging Markets Equity	Lazard Retirement International Equity	ClearBridge Variable Large Cap Value Portfolio I
ASSETS
Investments, at fair value	$3,203,013	$1,814,006	$786,342	$1,021,185	$169,235	$4,480,717
Total assets	$3,203,013	$1,814,006	$786,342	$1,021,185	$169,235	$4,480,717
NET ASSETS
Accumulation units	$3,203,013	$1,814,006	$781,694	$984,729	$169,235	$4,416,551
Contracts in payout (annuitization) period	—	—	4,648	36,456	—	64,166
Total net assets	$3,203,013	$1,814,006	$786,342	$1,021,185	$169,235	$4,480,717
FUND SHARE INFORMATION
Number of shares	235,170	70,749	37,267	54,318	19,678	250,740
Cost of investments	$3,631,728	$2,608,694	$649,636	$1,017,100	$217,131	$4,494,075
UNIT VALUE
Lowest	$18.75	$8.18	$27.89	$32.45	$12.27	$13.03
Highest	$23.02	$12.44	$28.98	$38.24	$12.75	$21.93

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2018

	Legg Mason Partners Variable Income Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Western Asset Variable Global High Yield Bond Portfolio II	MFS Growth	MFS Investors Trust	MFS New Discovery	MFS Research	MFS Total Return
ASSETS
Investments, at fair value	$4,276,783	$3,043,132	$1,479,830	$4,449,716	$1,055,525	$5,737,571
Total assets	$4,276,783	$3,043,132	$1,479,830	$4,449,716	$1,055,525	$5,737,571
NET ASSETS
Accumulation units	$4,276,244	$3,006,525	$1,477,013	$4,444,414	$1,041,491	$5,716,551
Contracts in payout (annuitization) period	539	36,607	2,817	5,302	14,034	21,020
Total net assets	$4,276,783	$3,043,132	$1,479,830	$4,449,716	$1,055,525	$5,737,571
FUND SHARE INFORMATION
Number of shares	624,348	64,734	54,707	254,852	42,340	263,433
Cost of investments	$4,990,883	$2,315,132	$1,356,077	$4,287,114	$1,020,395	$5,418,205
UNIT VALUE
Lowest	$14.39	$14.06	$17.60	$18.85	$15.80	$20.36
Highest	$17.67	$30.99	$22.96	$43.68	$25.08	$24.83

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2018

	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS High Yield (Service Class)	MFS Investors Growth Stock Portfolio (Service Class)	MFS Investors Trust (Service Class)	MFS New Discovery Series (Service Class)	MFS Total Return (Service Class)	MFS Utilities (Service Class)
ASSETS
Investments, at fair value	$1,693,725	$2,573,775	$462,608	$1,882,616	$2,486,605	$1,019,293
Total assets	$1,693,725	$2,573,775	$462,608	$1,882,616	$2,486,605	$1,019,293
NET ASSETS
Accumulation units	$1,684,246	$2,573,775	$462,608	$1,846,246	$2,476,897	$1,017,831
Contracts in payout (annuitization) period	9,479	—	—	36,370	9,708	1,462
Total net assets	$1,693,725	$2,573,775	$462,608	$1,882,616	$2,486,605	$1,019,293
FUND SHARE INFORMATION
Number of shares	324,468	148,088	17,339	118,329	116,305	35,319
Cost of investments	$1,935,760	$2,575,704	$404,367	$1,869,107	$2,396,283	$933,349
UNIT VALUE
Lowest	$14.02	$19.79	$19.22	$20.33	$14.32	$27.30
Highest	$17.21	$24.29	$23.60	$25.70	$17.58	$38.38

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2018

	MFS Variable Insurance Trust (Service Class)	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS Value (Service Class)	Morgan Stanley VIF Growth	Morgan Stanley VIF Mid Cap Growth	Morgan Stanley VIF Growth (Class II)	Morgan Stanley VIF U.S. Real Estate (Class II)	Oppenheimer Discovery Mid Cap Growth (SS)
ASSETS
Investments, at fair value	$1,040,174	$6,680,827	$1,042,162	$2,893,633	$5,329,656	$976,506
Total assets	$1,040,174	$6,680,827	$1,042,162	$2,893,633	$5,329,656	$976,506
NET ASSETS
Accumulation units	$1,040,174	$6,652,684	$1,024,940	$2,893,633	$5,315,675	$976,506
Contracts in payout (annuitization) period	—	28,143	17,222	—	13,981	—
Total net assets	$1,040,174	$6,680,827	$1,042,162	$2,893,633	$5,329,656	$976,506
FUND SHARE INFORMATION
Number of shares	61,331	233,432	97,307	107,370	274,725	15,161
Cost of investments	$963,854	$5,242,654	$1,043,637	$2,996,961	$4,472,787	$959,246
UNIT VALUE
Lowest	$19.45	$35.73	$25.83	$30.51	$19.63	$16.58
Highest	$23.87	$40.26	$26.84	$37.45	$32.16	$20.02

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2018

	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Global (SS)	Oppenheimer International Growth (SS)	Oppenheimer Main Street Small Cap (SS)	PIMCO VIT International Bond (US Dollar-Hedged)	PIMCO VIT Real Return	PIMCO VIT Total Return
ASSETS
Investments, at fair value	$3,078,843	$727,339	$11,159,094	$5,231,551	$5,150,520	$20,882,067
Total assets	$3,078,843	$727,339	$11,159,094	$5,231,551	$5,150,520	$20,882,067
NET ASSETS
Accumulation units	$3,078,843	$726,513	$11,114,139	$5,222,959	$5,150,520	$20,683,636
Contracts in payout (annuitization) period	—	826	44,955	8,592	—	198,431
Total net assets	$3,078,843	$727,339	$11,159,094	$5,231,551	$5,150,520	$20,882,067
FUND SHARE INFORMATION
Number of shares	82,037	343,085	557,119	482,615	434,643	1,992,564
Cost of investments	$2,729,101	$644,300	$11,147,610	$5,054,830	$5,585,785	$21,496,934
UNIT VALUE
Lowest	$18.36	$16.47	$20.06	$14.13	$11.39	$12.94
Highest	$22.54	$19.56	$31.09	$21.69	$14.87	$20.83

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2018

	Putnam Variable Trust	Putnam Variable Trust	Rydex Variable Trust	Rydex Variable Trust	T. Rowe Price Equity Series, Inc.	T. Rowe Price Equity Series, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT High Yield	VT International Value	Guggenheim Long Short Equity	Rydex NASDAQ-100	T. Rowe Price Equity Income	T. Rowe Price Mid-Cap Growth
ASSETS
Investments, at fair value	$1,051,465	$893,459	$449,055	$882,459	$6,948,055	$7,624,357
Total assets	$1,051,465	$893,459	$449,055	$882,459	$6,948,055	$7,624,357
NET ASSETS
Accumulation units	$1,041,449	$888,242	$449,055	$863,683	$6,909,253	$7,563,548
Contracts in payout (annuitization) period	10,016	5,217	—	18,776	38,802	60,809
Total net assets	$1,051,465	$893,459	$449,055	$882,459	$6,948,055	$7,624,357
FUND SHARE INFORMATION
Number of shares	179,125	95,455	34,045	24,137	297,434	321,703
Cost of investments	$1,185,279	$1,152,764	$445,564	$578,943	$7,273,754	$7,427,948
UNIT VALUE
Lowest	$20.37	$12.53	$11.18	$15.63	$23.57	$36.15
Highest	$23.46	$14.99	$17.64	$27.78	$27.86	$59.17

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2018

	T. Rowe Price Equity Series, Inc.	T. Rowe Price Equity Series, Inc. II	T. Rowe Price Equity Series, Inc. II	T. Rowe Price International Series, Inc.	The Alger Portfolios (Class 1-2)	The Alger Portfolios (Class 1-2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	T. Rowe Price New America Growth	T. Rowe Price Blue Chip Growth II	T. Rowe Price Equity Income II	T. Rowe Price International Stock	Alger Capital Appreciation (Class 1-2)	Alger Growth & Income (Class 1-2)
ASSETS
Investments, at fair value	$3,866,623	$7,096,087	$8,502,256	$2,121,408	$8,026,503	$4,146,940
Total assets	$3,866,623	$7,096,087	$8,502,256	$2,121,408	$8,026,503	$4,146,940
NET ASSETS
Accumulation units	$3,838,994	$7,095,559	$8,502,256	$2,118,842	$7,955,133	$4,133,708
Contracts in payout (annuitization) period	27,629	528	—	2,566	71,370	13,232
Total net assets	$3,866,623	$7,096,087	$8,502,256	$2,121,408	$8,026,503	$4,146,940
FUND SHARE INFORMATION
Number of shares	150,511	239,248	365,374	162,685	117,915	223,917
Cost of investments	$3,871,099	$3,763,726	$8,606,829	$2,324,262	$7,175,368	$2,987,225
UNIT VALUE
Lowest	$21.99	$24.39	$16.07	$10.53	$19.65	$13.98
Highest	$29.81	$29.95	$19.73	$15.66	$52.10	$27.80

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2018

	The Alger Portfolios (Class 1-2)	The Alger Portfolios (Class 1-2)	The Alger Portfolios (Class 1-2)	The Alger Portfolios (Class S)	The Alger Portfolios (Class S)	The Alger Portfolios (Class S)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Alger Large Cap Growth (Class 1-2)	Alger Mid Cap Growth (Class 1-2)	Alger Small Cap Growth (Class 1-2)	Alger Capital Appreciation (Class S)	Alger Large Cap Growth (Class S)	Alger Mid Cap Growth (Class S)
ASSETS
Investments, at fair value	$3,418,094	$6,393,556	$3,728,365	$2,199,886	$3,661,928	$2,671,033
Total assets	$3,418,094	$6,393,556	$3,728,365	$2,199,886	$3,661,928	$2,671,033
NET ASSETS
Accumulation units	$3,389,286	$6,321,240	$3,655,798	$2,199,886	$3,659,385	$2,671,033
Contracts in payout (annuitization) period	28,808	72,316	72,567	—	2,543	—
Total net assets	$3,418,094	$6,393,556	$3,728,365	$2,199,886	$3,661,928	$2,671,033
FUND SHARE INFORMATION
Number of shares	66,461	327,036	159,128	34,144	73,904	146,679
Cost of investments	$3,372,819	$5,767,772	$3,873,407	$2,144,449	$4,008,851	$2,365,199
UNIT VALUE
Lowest	$13.76	$16.83	$14.20	$28.90	$17.93	$15.28
Highest	$27.45	$32.66	$25.03	$35.47	$27.96	$18.76

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2018

	VanEck VIP Trust	VanEck VIP Trust	Wells Fargo Variable Trust	Wells Fargo Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VanEck VIP Emerging Markets	VanEck VIP Global Hard Assets	Wells Fargo VT Discovery	Wells Fargo VT Opportunity
ASSETS
Investments, at fair value	$1,116,314	$1,050,910	$2,539,856	$3,197,200
Total assets	$1,116,314	$1,050,910	$2,539,856	$3,197,200
NET ASSETS
Accumulation units	$1,116,314	$1,050,910	$2,535,790	$3,178,192
Contracts in payout (annuitization) period	—	—	4,066	19,008
Total net assets	$1,116,314	$1,050,910	$2,539,856	$3,197,200
FUND SHARE INFORMATION
Number of shares	93,572	61,746	97,164	139,921
Cost of investments	$1,279,682	$1,696,259	$2,504,109	$3,094,926
UNIT VALUE
Lowest	$21.05	$13.15	$29.16	$21.85
Highest	$25.84	$16.14	$31.45	$23.56

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. American Franchise	Invesco V.I. American Value	Invesco V.I. High Yield	Invesco V.I. Value Opportunities	Invesco V.I. American Franchise II	Invesco V.I. Core Equity II
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$42,153	$31,768	$10,255	$—	$—
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(4,619)	(127,514)	(9,104)	(47,436)	(8,562)	(23,406)
Administrative expense	(300)	(9,256)	(658)	(3,285)	(584)	(1,637)
Net investment income (loss)	(4,919)	(94,617)	22,006	(40,466)	(9,146)	(25,043)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	47,056	1,582,776	91,756	623,289	125,129	462,247
Cost of investments sold	29,130	1,351,268	90,330	605,771	84,689	353,384
Realized gains (losses) on fund shares	17,926	231,508	1,426	17,518	40,440	108,863
Realized gain distributions	18,815	1,206,349	—	329,013	36,927	95,190
Net realized gains (losses)	36,741	1,437,857	1,426	346,531	77,367	204,053
Change in unrealized gains (losses)	(41,041)	(2,438,801)	(54,087)	(951,161)	(88,085)	(325,266)
Net realized and change in unrealized gains
(losses) on investments	(4,300)	(1,000,944)	(52,661)	(604,630)	(10,718)	(121,213)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(9,219)	$(1,095,561)	$(30,655)	$(645,096)	$(19,864)	$(146,256)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)	Deutsche DWS Investments VIT Funds*
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Invesco V.I. Government Securities II	Invesco V.I. Growth and Income II	Invesco V.I. Mid Cap Core Equity II	Invesco V.I. Mid Cap Growth II	Invesco V.I. Value Opportunities II	DWS Equity 500 Index VIP (Class B)*
NET INVESTMENT INCOME (LOSS)
Dividends	$25,709	$214,720	$3,317	$—	$—	$11,675
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(20,901)	(181,669)	(44,472)	(44,218)	(24,121)	(12,719)
Administrative expense	(1,442)	(12,790)	(3,103)	(3,199)	(1,681)	(835)
Net investment income (loss)	3,366	20,261	(44,258)	(47,417)	(25,802)	(1,879)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	434,914	2,788,786	640,917	756,052	190,927	162,561
Cost of investments sold	459,168	2,495,011	583,909	619,465	187,059	114,837
Realized gains (losses) on fund shares	(24,254)	293,775	57,008	136,587	3,868	47,724
Realized gain distributions	—	1,128,765	424,904	332,170	172,804	74,091
Net realized gains (losses)	(24,254)	1,422,540	481,912	468,757	176,672	121,815
Change in unrealized gains (losses)	(801)	(3,166,596)	(813,145)	(602,913)	(494,025)	(166,910)
Net realized and change in unrealized gains
(losses) on investments	(25,055)	(1,744,056)	(331,233)	(134,156)	(317,353)	(45,095)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(21,689)	$(1,723,795)	$(375,491)	$(181,573)	$(343,155)	$(46,974)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Deutsche DWS Investments VIT Funds*	Deutsche DWS Variable Series I*	Deutsche DWS Variable Series I*	Deutsche DWS Variable Series I*	Deutsche DWS Variable Series I*	Deutsche DWS Variable Series II*
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	DWS Small Cap Index VIP (Class B)*	DWS Bond VIP (Class A)*	DWS Core Equity VIP (Class A)*	DWS CROCI® International VIP (Class A)*	DWS Global Small Cap VIP (Class A)*	DWS Global Income Builder VIP (Class A)*
NET INVESTMENT INCOME (LOSS)
Dividends	$2,859	$99,503	$18,122	$7,075	$7,343	$97,349
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(5,707)	(30,256)	(15,404)	(9,942)	(37,138)	(34,856)
Administrative expense	(395)	(2,324)	(1,052)	(680)	(2,548)	(3,066)
Net investment income (loss)	(3,243)	66,923	1,666	(3,547)	(32,343)	59,427
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	165,328	362,971	296,602	111,427	651,131	550,642
Cost of investments sold	131,054	411,829	262,685	132,603	720,835	519,321
Realized gains (losses) on fund shares	34,274	(48,858)	33,917	(21,176)	(69,704)	31,321
Realized gain distributions	27,845	—	270,451	—	345,959	235,722
Net realized gains (losses)	62,119	(48,858)	304,368	(21,176)	276,255	267,043
Change in unrealized gains (losses)	(88,537)	(112,534)	(370,454)	(82,854)	(763,793)	(557,347)
Net realized and change in unrealized gains
(losses) on investments	(26,418)	(161,392)	(66,086)	(104,030)	(487,538)	(290,304)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(29,661)	$(94,469)	$(64,420)	$(107,577)	$(519,881)	$(230,877)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Federated Insurance Series	Federated Insurance Series	Federated Insurance Series	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Federated Fund for U.S. Government Securities II	Federated High Income Bond Fund II	Federated Managed Volatility Fund II (Primary Shares)*	VIP Asset Manager	VIP Contrafund	VIP Equity-Income
NET INVESTMENT INCOME (LOSS)
Dividends	$126,986	$440,832	$52,894	$54,861	$197,460	$306,588
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(73,199)	(76,231)	(22,444)	(43,820)	(399,955)	(183,554)
Administrative expense	(5,750)	(6,251)	(2,060)	(4,227)	(32,357)	(17,568)
Net investment income (loss)	48,037	358,350	28,390	6,814	(234,852)	105,466
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,137,395	2,119,195	572,969	543,082	5,017,201	1,838,833
Cost of investments sold	1,216,413	2,188,849	524,099	543,729	3,882,775	1,753,584
Realized gains (losses) on fund shares	(79,018)	(69,654)	48,870	(647)	1,134,426	85,249
Realized gain distributions	—	—	—	113,517	2,567,938	649,839
Net realized gains (losses)	(79,018)	(69,654)	48,870	112,870	3,702,364	735,088
Change in unrealized gains (losses)	(37,838)	(536,784)	(235,305)	(333,988)	(5,361,571)	(2,143,665)
Net realized and change in unrealized gains
(losses) on investments	(116,856)	(606,438)	(186,435)	(221,118)	(1,659,207)	(1,408,577)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(68,819)	$(248,088)	$(158,045)	$(214,304)	$(1,894,059)	$(1,303,111)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Government Money Market	VIP Growth	VIP Index 500	VIP Overseas	VIP Asset Manager (Service Class 2)	VIP Contrafund (Service Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$273,051	$40,820	$413,910	$76,910	$22,284	$42,924
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(239,216)	(233,087)	(322,955)	(71,263)	(22,346)	(145,591)
Administrative expense	(17,749)	(20,225)	(25,118)	(5,730)	(1,507)	(10,109)
Net investment income (loss)	16,086	(212,492)	65,837	(83)	(1,569)	(112,776)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	10,345,369	2,095,482	3,998,281	885,690	100,580	1,648,133
Cost of investments sold	10,345,369	1,389,592	2,314,987	718,329	100,433	1,344,730
Realized gains (losses) on fund shares	—	705,890	1,683,294	167,361	147	303,403
Realized gain distributions	—	2,349,831	111,095	—	50,417	914,883
Net realized gains (losses)	—	3,055,721	1,794,389	167,361	50,564	1,218,286
Change in unrealized gains (losses)	—	(2,998,797)	(3,030,955)	(987,922)	(155,986)	(1,799,125)
Net realized and change in unrealized gains
(losses) on investments	—	56,924	(1,236,566)	(820,561)	(105,422)	(580,839)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$16,086	$(155,568)	$(1,170,729)	$(820,644)	$(106,991)	$(693,615)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)	Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIP Equity-Income (Service Class 2)	VIP Government Money Market (Service Class 2)	VIP Growth (Service Class 2)	VIP Index 500 (Service Class 2)	VIP Investment Grade Bond (Service Class 2)	VIP Overseas (Service Class 2)
NET INVESTMENT INCOME (LOSS)
Dividends	$137,561	$151,401	$2,598	$189,414	$178,558	$89,346
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(105,922)	(157,649)	(78,355)	(185,060)	(115,677)	(105,358)
Administrative expense	(7,235)	(10,951)	(5,491)	(12,766)	(8,016)	(7,339)
Net investment income (loss)	24,404	(17,199)	(81,248)	(8,412)	54,865	(23,351)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,649,470	6,214,370	1,865,058	2,374,388	1,493,065	1,652,554
Cost of investments sold	1,564,614	6,214,370	1,547,622	1,252,858	1,536,488	1,336,364
Realized gains (losses) on fund shares	84,856	—	317,436	1,121,530	(43,423)	316,190
Realized gain distributions	354,903	—	897,913	62,207	52,898	—
Net realized gains (losses)	439,759	—	1,215,349	1,183,737	9,475	316,190
Change in unrealized gains (losses)	(1,116,617)	—	(1,188,051)	(1,830,824)	(265,988)	(1,452,991)
Net realized and change in unrealized gains
(losses) on investments	(676,858)	—	27,298	(647,087)	(256,513)	(1,136,801)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(652,454)	$(17,199)	$(53,950)	$(655,499)	$(201,648)	$(1,160,152)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Goldman Sachs Variable Insurance Trust	Janus Aspen Series	Janus Aspen Series	Janus Aspen Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VIT International Equity Insights*	VIT Mid Cap Value	VIT Small Cap Equity Insights	Janus Henderson VIT Balanced (Institutional Shares)	Janus Henderson VIT Enterprise (Institutional Shares)	Janus Henderson VIT Flexible Bond (Institutional Shares)
NET INVESTMENT INCOME (LOSS)
Dividends	$8,066	$18,838	$3,149	$406,869	$39,336	$156,584
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(5,689)	(22,111)	(9,360)	(258,637)	(221,978)	(71,432)
Administrative expense	(422)	(1,541)	(687)	(21,641)	(19,804)	(5,529)
Net investment income (loss)	1,955	(4,814)	(6,898)	126,591	(202,446)	79,623
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	37,861	326,556	78,075	3,339,391	2,450,286	1,261,954
Cost of investments sold	33,736	327,259	66,410	2,505,960	1,486,883	1,331,385
Realized gains (losses) on fund shares	4,125	(703)	11,665	833,431	963,403	(69,431)
Realized gain distributions	72,004	170,836	94,368	526,749	768,132	—
Net realized gains (losses)	76,129	170,133	106,033	1,360,180	1,731,535	(69,431)
Change in unrealized gains (losses)	(153,602)	(333,403)	(159,141)	(1,537,441)	(1,669,585)	(149,797)
Net realized and change in unrealized gains
(losses) on investments	(77,473)	(163,270)	(53,108)	(177,261)	61,950	(219,228)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(75,518)	$(168,084)	$(60,006)	$(50,670)	$(140,496)	$(139,605)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Janus Aspen Series	Janus Aspen Series	Janus Aspen Series	Janus Aspen Series (Service Shares)	Janus Aspen Series (Service Shares)	Janus Aspen Series (Service Shares)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Janus Henderson VIT Forty (Institutional Shares)	Janus Henderson VIT Global Research (Institutional Shares)	Janus Henderson VIT Research (Institutional Shares)	Janus Henderson VIT Balanced (Service Shares)	Janus Henderson VIT Forty (Service Shares)	Janus Henderson VIT Global Research (Service Shares)
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$111,718	$59,784	$55,189	$—	$4,097
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(25,366)	(132,567)	(143,624)	(44,732)	(36,752)	(5,998)
Administrative expense	(1,788)	(12,520)	(13,902)	(3,122)	(2,389)	(434)
Net investment income (loss)	(27,154)	(33,369)	(97,742)	7,335	(39,141)	(2,335)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	442,734	1,244,688	1,218,147	729,098	387,719	74,250
Cost of investments sold	369,758	752,214	888,589	557,245	340,203	40,791
Realized gains (losses) on fund shares	72,976	492,474	329,558	171,853	47,516	33,459
Realized gain distributions	248,662	—	525,367	83,372	335,687	—
Net realized gains (losses)	321,638	492,474	854,925	255,225	383,203	33,459
Change in unrealized gains (losses)	(246,869)	(1,228,572)	(1,110,478)	(275,476)	(325,691)	(62,442)
Net realized and change in unrealized gains
(losses) on investments	74,769	(736,098)	(255,553)	(20,251)	57,512	(28,983)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$47,615	$(769,467)	$(353,295)	$(12,916)	$18,371	$(31,318)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Janus Aspen Series (Service Shares)	Janus Aspen Series (Service Shares)	JPMorgan Insurance Trust	Lazard Retirement Series, Inc.	Lazard Retirement Series, Inc.	Legg Mason Partners Variable Equity Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Janus Henderson VIT Mid Cap Value (Service Shares)	Janus Henderson VIT Overseas (Service Shares)	JPMorgan IT Small Cap Core Portfolio	Lazard Retirement Emerging Markets Equity	Lazard Retirement International Equity	ClearBridge Variable Large Cap Value Portfolio I
NET INVESTMENT INCOME (LOSS)
Dividends	$33,540	$35,565	$4,013	$21,881	$3,025	$77,215
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(56,390)	(31,284)	(14,950)	(17,370)	(2,954)	(77,613)
Administrative expense	(3,866)	(2,274)	(1,062)	(1,230)	(210)	(5,512)
Net investment income (loss)	(26,716)	2,007	(11,999)	3,281	(139)	(5,910)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	703,563	617,825	183,310	182,121	44,069	1,205,982
Cost of investments sold	648,693	739,145	127,010	152,874	46,632	1,002,616
Realized gains (losses) on fund shares	54,870	(121,320)	56,300	29,247	(2,563)	203,366
Realized gain distributions	334,281	—	68,855	—	9,848	322,851
Net realized gains (losses)	389,151	(121,320)	125,155	29,247	7,285	526,217
Change in unrealized gains (losses)	(943,245)	(229,427)	(231,012)	(292,768)	(38,348)	(1,038,606)
Net realized and change in unrealized gains
(losses) on investments	(554,094)	(350,747)	(105,857)	(263,521)	(31,063)	(512,389)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(580,810)	$(348,740)	$(117,856)	$(260,240)	$(31,202)	$(518,299)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Legg Mason Partners Variable Income Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust	MFS Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Western Asset Variable Global High Yield Bond Portfolio II	MFS Growth	MFS Investors Trust	MFS New Discovery	MFS Research	MFS Total Return
NET INVESTMENT INCOME (LOSS)
Dividends	$225,647	$3,125	$10,622	$—	$8,292	$137,191
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(69,778)	(52,903)	(21,196)	(77,202)	(17,029)	(92,723)
Administrative expense	(4,822)	(3,609)	(1,475)	(5,230)	(1,227)	(6,382)
Net investment income (loss)	151,047	(53,387)	(12,049)	(82,432)	(9,964)	38,086
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	851,358	775,105	193,488	1,032,466	206,703	850,829
Cost of investments sold	941,422	494,879	147,370	773,297	163,301	717,576
Realized gains (losses) on fund shares	(90,064)	280,226	46,118	259,169	43,402	133,253
Realized gain distributions	—	231,864	73,815	679,828	136,973	279,541
Net realized gains (losses)	(90,064)	512,090	119,933	938,997	180,375	412,794
Change in unrealized gains (losses)	(334,744)	(366,084)	(228,325)	(950,431)	(228,889)	(896,785)
Net realized and change in unrealized gains
(losses) on investments	(424,808)	146,006	(108,392)	(11,434)	(48,514)	(483,991)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(273,761)	$92,619	$(120,441)	$(93,866)	$(58,478)	$(445,905)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)	MFS Variable Insurance Trust (Service Class)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS High Yield (Service Class)	MFS Investors Growth Stock Portfolio (Service Class)	MFS Investors Trust (Service Class)	MFS New Discovery Series (Service Class)	MFS Total Return (Service Class)	MFS Utilities (Service Class)
NET INVESTMENT INCOME (LOSS)
Dividends	$107,142	$10,100	$2,496	$—	$55,988	$9,317
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(30,001)	(44,302)	(7,849)	(33,966)	(42,906)	(15,954)
Administrative expense	(2,026)	(3,069)	(538)	(2,410)	(2,903)	(1,133)
Net investment income (loss)	75,115	(37,271)	(5,891)	(36,376)	10,179	(7,770)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	599,197	876,044	129,235	596,253	727,481	214,693
Cost of investments sold	643,798	790,630	95,549	474,794	634,358	192,316
Realized gains (losses) on fund shares	(44,601)	85,414	33,686	121,459	93,123	22,377
Realized gain distributions	—	178,493	25,138	318,376	128,923	4,260
Net realized gains (losses)	(44,601)	263,907	58,824	439,835	222,046	26,637
Change in unrealized gains (losses)	(122,811)	(210,091)	(86,285)	(431,359)	(439,421)	(25,059)
Net realized and change in unrealized gains
(losses) on investments	(167,412)	53,816	(27,461)	8,476	(217,375)	1,578
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(92,297)	$16,545	$(33,352)	$(27,900)	$(207,196)	$(6,192)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	MFS Variable Insurance Trust (Service Class)	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Morgan Stanley Variable Insurance Fund, Inc. (Class II)	Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	MFS Value (Service Class)	Morgan Stanley VIF Growth	Morgan Stanley VIF Mid Cap Growth	Morgan Stanley VIF Growth (Class II)	Morgan Stanley VIF U.S. Real Estate (Class II)	Oppenheimer Discovery Mid Cap Growth (SS)
NET INVESTMENT INCOME (LOSS)
Dividends	$15,585	$—	$—	$—	$145,101	$—
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(17,128)	(111,392)	(16,717)	(19,119)	(87,778)	(15,818)
Administrative expense	(1,204)	(7,822)	(1,233)	(1,374)	(5,950)	(1,104)
Net investment income (loss)	(2,747)	(119,214)	(17,950)	(20,493)	51,373	(16,922)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	258,693	1,240,161	200,631	393,598	992,267	217,300
Cost of investments sold	194,977	766,240	174,412	302,090	775,265	170,679
Realized gains (losses) on fund shares	63,716	473,921	26,219	91,508	217,002	46,621
Realized gain distributions	81,158	1,414,221	259,521	174,372	—	164,801
Net realized gains (losses)	144,874	1,888,142	285,740	265,880	217,002	211,422
Change in unrealized gains (losses)	(278,567)	(1,284,299)	(157,337)	(299,917)	(842,595)	(280,433)
Net realized and change in unrealized gains
(losses) on investments	(133,693)	603,843	128,403	(34,037)	(625,593)	(69,011)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(136,440)	$484,629	$110,453	$(54,530)	$(574,220)	$(85,933)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	Oppenheimer Variable Account Funds (Service Shares ("SS"))	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Oppenheimer Global (SS)	Oppenheimer International Growth (SS)	Oppenheimer Main Street Small Cap (SS)	PIMCO VIT International Bond (US Dollar-Hedged)*	PIMCO VIT Real Return	PIMCO VIT Total Return
NET INVESTMENT INCOME (LOSS)
Dividends	$28,246	$5,571	$8,054	$76,100	$145,418	$567,586
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(53,940)	(13,423)	(206,305)	(84,015)	(88,102)	(318,353)
Administrative expense	(3,728)	(1,217)	(14,155)	(6,003)	(5,939)	(23,226)
Net investment income (loss)	(29,422)	(9,069)	(212,406)	(13,918)	51,377	226,007
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	584,144	222,775	2,914,437	1,764,724	1,440,083	4,330,131
Cost of investments sold	415,759	165,772	2,301,266	1,702,334	1,539,942	4,403,477
Realized gains (losses) on fund shares	168,385	57,003	613,171	62,390	(99,859)	(73,346)
Realized gain distributions	263,448	17,657	1,757,810	17,650	—	256,507
Net realized gains (losses)	431,833	74,660	2,370,981	80,040	(99,859)	183,161
Change in unrealized gains (losses)	(932,787)	(268,036)	(3,598,791)	(30,532)	(182,827)	(914,144)
Net realized and change in unrealized gains
(losses) on investments	(500,954)	(193,376)	(1,227,810)	49,508	(282,686)	(730,983)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(530,376)	$(202,445)	$(1,440,216)	$35,590	$(231,309)	$(504,976)

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	Putnam Variable Trust	Putnam Variable Trust	Rydex Variable Trust	Rydex Variable Trust	T. Rowe Price Equity Series, Inc.	T. Rowe Price Equity Series, Inc.
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VT High Yield	VT International Value	Guggenheim Long Short Equity	Rydex NASDAQ-100	T. Rowe Price Equity Income	T. Rowe Price Mid-Cap Growth
NET INVESTMENT INCOME (LOSS)
Dividends	$67,744	$26,746	$—	$—	$165,000	$—
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(16,782)	(17,486)	(8,491)	(15,306)	(124,212)	(131,936)
Administrative expense	(1,176)	(1,331)	(586)	(1,039)	(8,404)	(9,008)
Net investment income (loss)	49,786	7,929	(9,077)	(16,345)	32,384	(140,944)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	250,069	384,070	167,083	122,701	1,531,697	1,906,121
Cost of investments sold	265,253	427,394	142,035	67,190	1,283,238	1,464,317
Realized gains (losses) on fund shares	(15,184)	(43,324)	25,048	55,511	248,459	441,804
Realized gain distributions	—	—	80,336	40,426	699,992	1,108,448
Net realized gains (losses)	(15,184)	(43,324)	105,384	95,937	948,451	1,550,252
Change in unrealized gains (losses)	(98,377)	(194,454)	(179,437)	(102,499)	(1,831,175)	(1,606,434)
Net realized and change in unrealized gains
(losses) on investments	(113,561)	(237,778)	(74,053)	(6,562)	(882,724)	(56,182)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(63,775)	$(229,849)	$(83,130)	$(22,907)	$(850,340)	$(197,126)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	T. Rowe Price Equity Series, Inc.	T. Rowe Price Equity Series, Inc. II	T. Rowe Price Equity Series, Inc. II	T. Rowe Price International Series, Inc.	The Alger Portfolios (Class 1-2)	The Alger Portfolios (Class 1-2)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	T. Rowe Price New America Growth	T. Rowe Price Blue Chip Growth II	T. Rowe Price Equity Income II	T. Rowe Price International Stock	Alger Capital Appreciation (Class 1-2)	Alger Growth & Income (Class 1-2)
NET INVESTMENT INCOME (LOSS)
Dividends	$6,705	$—	$175,647	$32,793	$7,461	$77,364
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(58,288)	(129,782)	(148,854)	(38,013)	(131,459)	(65,433)
Administrative expense	(4,071)	(8,963)	(10,218)	(2,591)	(10,219)	(5,129)
Net investment income (loss)	(55,654)	(138,745)	16,575	(7,811)	(134,217)	6,802
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	778,739	4,339,624	2,026,391	671,967	1,610,769	798,338
Cost of investments sold	629,728	2,374,091	1,644,823	558,976	1,047,769	483,025
Realized gains (losses) on fund shares	149,011	1,965,533	381,568	112,991	563,000	315,313
Realized gain distributions	425,115	235,928	846,046	230,979	1,428,109	252,907
Net realized gains (losses)	574,126	2,201,461	1,227,614	343,970	1,991,109	568,220
Change in unrealized gains (losses)	(590,820)	(1,863,459)	(2,296,110)	(727,065)	(1,888,463)	(831,277)
Net realized and change in unrealized gains
(losses) on investments	(16,694)	338,002	(1,068,496)	(383,095)	102,646	(263,057)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(72,348)	$199,257	$(1,051,921)	$(390,906)	$(31,571)	$(256,255)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	The Alger Portfolios (Class 1-2)	The Alger Portfolios (Class 1-2)	The Alger Portfolios (Class 1-2)	The Alger Portfolios (Class S)	The Alger Portfolios (Class S)	The Alger Portfolios (Class S)
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	Alger Large Cap Growth (Class 1-2)	Alger Mid Cap Growth (Class 1-2)	Alger Small Cap Growth (Class 1-2)	Alger Capital Appreciation (Class S)	Alger Large Cap Growth (Class S)	Alger Mid Cap Growth (Class S)
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—	$—
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(55,601)	(114,963)	(61,459)	(36,746)	(49,038)	(48,835)
Administrative expense	(4,389)	(8,564)	(4,912)	(2,562)	(3,514)	(3,328)
Net investment income (loss)	(59,990)	(123,527)	(66,371)	(39,308)	(52,552)	(52,163)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	782,265	1,428,950	608,676	488,994	729,682	709,169
Cost of investments sold	581,981	932,615	544,585	351,368	528,622	439,301
Realized gains (losses) on fund shares	200,284	496,335	64,091	137,626	201,060	269,868
Realized gain distributions	635,026	1,015,417	164,708	406,585	693,073	438,889
Net realized gains (losses)	835,310	1,511,752	228,799	544,211	894,133	708,757
Change in unrealized gains (losses)	(688,877)	(1,941,819)	(109,385)	(522,228)	(866,210)	(884,521)
Net realized and change in unrealized gains
(losses) on investments	146,433	(430,067)	119,414	21,983	27,923	(175,764)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$86,443	$(553,594)	$53,043	$(17,325)	$(24,629)	$(227,927)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2018

	VanEck VIP Trust	VanEck VIP Trust	Wells Fargo Variable Trust	Wells Fargo Variable Trust
	Sub-Account	Sub-Account	Sub-Account	Sub-Account
	VanEck VIP Emerging Markets	VanEck VIP Global Hard Assets	Wells Fargo VT Discovery	Wells Fargo VT Opportunity
NET INVESTMENT INCOME (LOSS)
Dividends	$4,504	$—	$—	$7,549
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(21,137)	(22,807)	(46,224)	(57,161)
Administrative expense	(1,455)	(1,487)	(3,194)	(3,988)
Net investment income (loss)	(18,088)	(24,294)	(49,418)	(53,600)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	314,954	243,097	529,547	795,679
Cost of investments sold	298,690	300,771	429,065	654,180
Realized gains (losses) on fund shares	16,264	(57,674)	100,482	141,499
Realized gain distributions	—	—	383,146	379,981
Net realized gains (losses)	16,264	(57,674)	483,628	521,480
Change in unrealized gains (losses)	(376,716)	(367,780)	(648,652)	(738,475)
Net realized and change in unrealized gains
(losses) on investments	(360,452)	(425,454)	(165,024)	(216,995)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(378,540)	$(449,748)	$(214,442)	$(270,595)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. American Franchise		Invesco V.I. American Value		Invesco V.I. High Yield
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,919)	$(4,383)	$(94,617)	$(70,554)	$22,006	$17,464
Net realized gains (losses)	36,741	29,541	1,437,857	349,269	1,426	5,803
Change in unrealized gains (losses)	(41,041)	36,771	(2,438,801)	442,924	(54,087)	12,276
Increase (decrease) in net assets from operations	(9,219)	61,929	(1,095,561)	721,639	(30,655)	35,543

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	25,863	14,971	—	—
Benefit payments	(1,051)	—	(43,728)	(130,798)	(5,111)	(7,725)
Payments on termination	(39,558)	(14,328)	(1,083,368)	(1,189,946)	(73,597)	(99,364)
Loans-net	—	—	(382)	—	—	—
Contract Maintenance Charge	—	—	(2,766)	(3,007)	(187)	(210)
Transfers among the sub-accounts and with the
Fixed Account - net	(777)	(1,542)	(164,678)	(39,048)	15,756	(59,615)
Increase (decrease) in net assets from contract transactions	(41,386)	(15,870)	(1,269,059)	(1,347,828)	(63,139)	(166,914)

INCREASE (DECREASE) IN NET ASSETS	(50,605)	46,059	(2,364,620)	(626,189)	(93,794)	(131,371)
NET ASSETS AT BEGINNING OF PERIOD	294,312	248,253	9,301,745	9,927,934	695,999	827,370
NET ASSETS AT END OF PERIOD	$243,707	$294,312	$6,937,125	$9,301,745	$602,205	$695,999

UNITS OUTSTANDING
Units outstanding at beginning of period	17,614	18,612	324,125	371,186	37,644	46,903
Units issued	45	20	6,619	21,743	1,031	710
Units redeemed	(2,263)	(1,018)	(50,359)	(68,804)	(4,513)	(9,969)
Units outstanding at end of period	15,396	17,614	280,385	324,125	34,162	37,644

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Value Opportunities		Invesco V.I. American Franchise II		Invesco V.I. Core Equity II
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(40,466)	$(42,203)	$(9,146)	$(9,453)	$(25,043)	$(13,253)
Net realized gains (losses)	346,531	(39,189)	77,367	87,151	204,053	165,124
Change in unrealized gains (losses)	(951,161)	616,691	(88,085)	54,954	(325,266)	42,488
Increase (decrease) in net assets from operations	(645,096)	535,299	(19,864)	132,652	(146,256)	194,359

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	22,207	19,314	1,550	4,832	3,228	4,074
Benefit payments	(17,857)	(17,833)	(22,581)	(5,124)	(42,182)	(264)
Payments on termination	(330,336)	(382,882)	(50,952)	(70,271)	(365,734)	(249,808)
Loans-net	—	—	—	(1,330)	—	—
Contract Maintenance Charge	(1,255)	(1,404)	(517)	(444)	(1,885)	(2,182)
Transfers among the sub-accounts and with the
Fixed Account - net	(176,569)	(44,974)	(34,727)	(5,046)	37,885	13,009
Increase (decrease) in net assets from contract transactions	(503,810)	(427,779)	(107,227)	(77,383)	(368,688)	(235,171)

INCREASE (DECREASE) IN NET ASSETS	(1,148,906)	107,520	(127,091)	55,269	(514,944)	(40,812)
NET ASSETS AT BEGINNING OF PERIOD	3,713,499	3,605,979	603,831	548,562	1,805,258	1,846,070
NET ASSETS AT END OF PERIOD	$2,564,593	$3,713,499	$476,740	$603,831	$1,290,314	$1,805,258

UNITS OUTSTANDING
Units outstanding at beginning of period	223,251	250,539	33,097	37,643	102,471	116,617
Units issued	4,777	15,781	519	1,992	4,327	2,700
Units redeemed	(34,429)	(43,069)	(5,972)	(6,538)	(24,353)	(16,846)
Units outstanding at end of period	193,599	223,251	27,644	33,097	82,445	102,471

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Government Securities II		Invesco V.I. Growth and Income II		Invesco V.I. Mid Cap Core Equity II
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$3,366	$3,790	$20,261	$(39,467)	$(44,258)	$(42,389)
Net realized gains (losses)	(24,254)	(15,391)	1,422,540	933,841	481,912	124,047
Change in unrealized gains (losses)	(801)	14,679	(3,166,596)	721,247	(813,145)	341,683
Increase (decrease) in net assets from operations	(21,689)	3,078	(1,723,795)	1,615,621	(375,491)	423,341

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,186	3,121	36,280	24,322	2,635	3,293
Benefit payments	(4,118)	(7,594)	(121,079)	(69,412)	(31,784)	(64,671)
Payments on termination	(308,916)	(388,929)	(1,924,565)	(2,357,502)	(519,754)	(413,869)
Loans-net	—	—	2,396	(10,037)	—	(1,875)
Contract Maintenance Charge	(3,194)	(1,520)	(11,452)	(10,673)	(3,719)	(2,358)
Transfers among the sub-accounts and with the
Fixed Account - net	(36,942)	68,402	(127,268)	5,095	83,275	(52,631)
Increase (decrease) in net assets from contract transactions	(349,984)	(326,520)	(2,145,688)	(2,418,207)	(469,347)	(532,111)

INCREASE (DECREASE) IN NET ASSETS	(371,673)	(323,442)	(3,869,483)	(802,586)	(844,838)	(108,770)
NET ASSETS AT BEGINNING OF PERIOD	1,628,973	1,952,415	13,777,083	14,579,669	3,406,684	3,515,454
NET ASSETS AT END OF PERIOD	$1,257,300	$1,628,973	$9,907,600	$13,777,083	$2,561,846	$3,406,684

UNITS OUTSTANDING
Units outstanding at beginning of period	140,262	168,565	560,610	666,869	161,030	187,727
Units issued	5,622	6,627	20,754	34,196	6,613	3,603
Units redeemed	(36,421)	(34,930)	(106,772)	(140,455)	(28,504)	(30,300)
Units outstanding at end of period	109,463	140,262	474,592	560,610	139,139	161,030

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)		Deutsche DWS Investments VIT Funds*
	Sub-Account		Sub-Account		Sub-Account
	Invesco V.I. Mid Cap Growth II		Invesco V.I. Value Opportunities II		DWS Equity 500 Index VIP (Class B)*
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(47,417)	$(48,669)	$(25,802)	$(27,183)	$(1,879)	$(1,325)
Net realized gains (losses)	468,757	374,208	176,672	(17,241)	121,815	73,228
Change in unrealized gains (losses)	(602,913)	262,954	(494,025)	303,478	(166,910)	73,663
Increase (decrease) in net assets from operations	(181,573)	588,493	(343,155)	259,054	(46,974)	145,566

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	8,613	15,699	2,288	2,144	—	—
Benefit payments	(43,322)	(141,081)	(7,691)	(22,081)	—	—
Payments on termination	(356,671)	(335,063)	(133,253)	(232,324)	(134,350)	(48,064)
Loans-net	—	—	—	—	—	—
Contract Maintenance Charge	(1,181)	(1,054)	(2,536)	(607)	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	21,055	(169,413)	66,101	(52,219)	(11,084)	(25,344)
Increase (decrease) in net assets from contract transactions	(371,506)	(630,912)	(75,091)	(305,087)	(145,434)	(73,408)

INCREASE (DECREASE) IN NET ASSETS	(553,079)	(42,419)	(418,246)	(46,033)	(192,408)	72,158
NET ASSETS AT BEGINNING OF PERIOD	3,119,945	3,162,364	1,808,548	1,854,581	891,167	819,009
NET ASSETS AT END OF PERIOD	$2,566,866	$3,119,945	$1,390,302	$1,808,548	$698,759	$891,167

UNITS OUTSTANDING
Units outstanding at beginning of period	127,557	155,710	112,855	133,610	30,867	33,817
Units issued	13,158	24,316	6,892	2,596	120	840
Units redeemed	(27,690)	(52,469)	(10,520)	(23,351)	(5,032)	(3,790)
Units outstanding at end of period	113,025	127,557	109,227	112,855	25,955	30,867

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Deutsche DWS Investments VIT Funds*		Deutsche DWS Variable Series I*		Deutsche DWS Variable Series I*
	Sub-Account		Sub-Account		Sub-Account
	DWS Small Cap Index VIP (Class B)*		DWS Bond VIP (Class A)*		DWS Core Equity VIP (Class A)*
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(3,243)	$(3,260)	$66,923	$23,680	$1,666	$(4,043)
Net realized gains (losses)	62,119	26,903	(48,858)	(27,721)	304,368	128,517
Change in unrealized gains (losses)	(88,537)	22,599	(112,534)	107,181	(370,454)	74,132
Increase (decrease) in net assets from operations	(29,661)	46,242	(94,469)	103,140	(64,420)	198,606

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	11,790	13,549	3,052	11,263
Benefit payments	—	—	(20,610)	(31,543)	(2,282)	(2,182)
Payments on termination	(156,509)	(47,223)	(231,635)	(174,234)	(169,357)	(121,950)
Loans-net	—	—	(313)	—	80	79
Contract Maintenance Charge	—	—	(1,441)	(1,650)	(504)	(561)
Transfers among the sub-accounts and with the
Fixed Account - net	(9)	12,730	(54,452)	(121)	(71,325)	(74,713)
Increase (decrease) in net assets from contract transactions	(156,518)	(34,493)	(296,661)	(193,999)	(240,336)	(188,064)

INCREASE (DECREASE) IN NET ASSETS	(186,179)	11,749	(391,130)	(90,859)	(304,756)	10,542
NET ASSETS AT BEGINNING OF PERIOD	404,987	393,238	2,392,762	2,483,621	1,166,724	1,156,182
NET ASSETS AT END OF PERIOD	$218,808	$404,987	$2,001,632	$2,392,762	$861,968	$1,166,724

UNITS OUTSTANDING
Units outstanding at beginning of period	11,843	12,891	154,493	167,016	55,235	65,434
Units issued	74	504	2,572	3,562	1,648	3,862
Units redeemed	(4,490)	(1,552)	(22,708)	(16,085)	(13,067)	(14,061)
Units outstanding at end of period	7,427	11,843	134,357	154,493	43,816	55,235

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Deutsche DWS Variable Series I*		Deutsche DWS Variable Series I*		Deutsche DWS Variable Series II*
	Sub-Account		Sub-Account		Sub-Account
	DWS CROCI® International VIP (Class A)*		DWS Global Small Cap VIP (Class A)*		DWS Global Income Builder VIP (Class A)*
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(3,547)	$41,541	$(32,343)	$(52,133)	$59,427	$42,608
Net realized gains (losses)	(21,176)	(25,131)	276,255	171,689	267,043	45,113
Change in unrealized gains (losses)	(82,854)	121,775	(763,793)	429,004	(557,347)	282,675
Increase (decrease) in net assets from operations	(107,577)	138,185	(519,881)	548,560	(230,877)	370,396

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,346	2,332	10,012	11,054	27,273	12,003
Benefit payments	(6,094)	(6,906)	(58,035)	(64,524)	(70,398)	(7,628)
Payments on termination	(94,788)	(55,858)	(346,560)	(423,392)	(366,543)	(331,703)
Loans-net	(208)	—	—	—	—	—
Contract Maintenance Charge	(261)	(336)	(1,483)	(1,757)	(1,752)	(1,825)
Transfers among the sub-accounts and with the
Fixed Account - net	18,726	(33,809)	(130,224)	(622,754)	165,571	(4,983)
Increase (decrease) in net assets from contract transactions	(80,279)	(94,577)	(526,290)	(1,101,373)	(245,849)	(334,136)

INCREASE (DECREASE) IN NET ASSETS	(187,856)	43,608	(1,046,171)	(552,813)	(476,726)	36,260
NET ASSETS AT BEGINNING OF PERIOD	759,647	716,039	2,927,397	3,480,210	2,694,458	2,658,198
NET ASSETS AT END OF PERIOD	$571,791	$759,647	$1,881,226	$2,927,397	$2,217,732	$2,694,458

UNITS OUTSTANDING
Units outstanding at beginning of period	79,878	89,469	113,775	167,365	159,272	180,352
Units issued	2,521	563	3,391	2,464	16,118	2,495
Units redeemed	(11,240)	(10,154)	(23,616)	(56,054)	(31,300)	(23,575)
Units outstanding at end of period	71,159	79,878	93,550	113,775	144,090	159,272

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Federated Insurance Series		Federated Insurance Series		Federated Insurance Series
	Sub-Account		Sub-Account		Sub-Account
	Federated Fund for U.S. Government Securities II		Federated High Income Bond Fund II		Federated Managed Volatility Fund II (Primary Shares)*
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$48,037	$54,387	$358,350	$352,962	$28,390	$51,114
Net realized gains (losses)	(79,018)	(35,652)	(69,654)	18,226	48,870	11,195
Change in unrealized gains (losses)	(37,838)	8,593	(536,784)	177	(235,305)	235,771
Increase (decrease) in net assets from operations	(68,819)	27,328	(248,088)	371,365	(158,045)	298,080

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	48,237	45,171	35,459	15,508	8,548	7,263
Benefit payments	(228,587)	(60,868)	(55,347)	(103,926)	(12,120)	(16,172)
Payments on termination	(620,687)	(513,765)	(613,269)	(1,035,272)	(267,022)	(213,208)
Loans-net	—	—	—	(591)	—	—
Contract Maintenance Charge	(3,085)	(3,504)	(2,918)	(3,344)	(940)	(1,066)
Transfers among the sub-accounts and with the
Fixed Account - net	149,012	(31,719)	(584,631)	(311,408)	(57,305)	10,762
Increase (decrease) in net assets from contract transactions	(655,110)	(564,685)	(1,220,706)	(1,439,033)	(328,839)	(212,421)

INCREASE (DECREASE) IN NET ASSETS	(723,929)	(537,357)	(1,468,794)	(1,067,668)	(486,884)	85,659
NET ASSETS AT BEGINNING OF PERIOD	5,845,899	6,383,256	6,296,680	7,364,348	2,016,344	1,930,685
NET ASSETS AT END OF PERIOD	$5,121,970	$5,845,899	$4,827,886	$6,296,680	$1,529,460	$2,016,344

UNITS OUTSTANDING
Units outstanding at beginning of period	358,919	393,422	245,628	305,061	99,315	110,460
Units issued	26,504	12,646	26,702	28,573	13,720	4,412
Units redeemed	(67,945)	(47,149)	(72,819)	(88,006)	(31,014)	(15,557)
Units outstanding at end of period	317,478	358,919	199,511	245,628	82,021	99,315

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund
	Sub-Account		Sub-Account		Sub-Account
	VIP Asset Manager		VIP Contrafund		VIP Equity-Income
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$6,814	$15,225	$(234,852)	$(152,454)	$105,466	$33,231
Net realized gains (losses)	112,870	395,631	3,702,364	2,732,518	735,088	392,842
Change in unrealized gains (losses)	(333,988)	6,774	(5,361,571)	2,852,407	(2,143,665)	1,124,948
Increase (decrease) in net assets from operations	(214,304)	417,630	(1,894,059)	5,432,471	(1,303,111)	1,551,021

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	22,290	29,897	107,954	115,991	55,837	30,229
Benefit payments	11,362	(55,262)	(285,567)	(290,970)	(189,891)	(144,285)
Payments on termination	(401,085)	(260,361)	(3,204,870)	(3,523,215)	(957,108)	(1,134,490)
Loans-net	192	457	(1,248)	3,332	(280)	523
Contract Maintenance Charge	(1,704)	(1,942)	(13,334)	(14,582)	(6,948)	(7,773)
Transfers among the sub-accounts and with the
Fixed Account - net	(43,252)	5,865	(703,244)	(314,578)	(238,131)	(370,874)
Increase (decrease) in net assets from contract transactions	(412,197)	(281,346)	(4,100,309)	(4,024,022)	(1,336,521)	(1,626,670)

INCREASE (DECREASE) IN NET ASSETS	(626,501)	136,284	(5,994,368)	1,408,449	(2,639,632)	(75,649)
NET ASSETS AT BEGINNING OF PERIOD	3,610,745	3,474,461	30,096,654	28,688,205	14,701,125	14,776,774
NET ASSETS AT END OF PERIOD	$2,984,244	$3,610,745	$24,102,286	$30,096,654	$12,061,493	$14,701,125

UNITS OUTSTANDING
Units outstanding at beginning of period	151,352	162,560	852,021	976,367	438,335	498,051
Units issued	3,747	2,510	15,721	14,556	9,817	10,634
Units redeemed	(21,799)	(13,718)	(132,503)	(138,902)	(53,020)	(70,350)
Units outstanding at end of period	133,300	151,352	735,239	852,021	395,132	438,335

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund
	Sub-Account		Sub-Account		Sub-Account
	VIP Government Money Market		VIP Growth		VIP Index 500
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$16,086	$(159,035)	$(212,492)	$(191,062)	$65,837	$64,380
Net realized gains (losses)	—	—	3,055,721	1,857,778	1,794,389	1,264,898
Change in unrealized gains (losses)	—	—	(2,998,797)	2,606,628	(3,030,955)	2,844,423
Increase (decrease) in net assets from operations	16,086	(159,035)	(155,568)	4,273,344	(1,170,729)	4,173,701

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	110,723	89,219	119,097	84,736	110,234	114,450
Benefit payments	(82,234)	(199,282)	(107,289)	(97,113)	(132,216)	(204,875)
Payments on termination	(4,373,171)	(5,643,516)	(1,166,155)	(1,367,810)	(2,825,889)	(1,896,916)
Loans-net	1,960	(720)	(2,009)	2,074	(1,067)	(1,694)
Contract Maintenance Charge	(31,188)	(31,325)	(9,056)	(9,195)	(11,706)	(12,189)
Transfers among the sub-accounts and with the
Fixed Account - net	2,889,732	4,292,820	(150,458)	10,021	(543,027)	341,423
Increase (decrease) in net assets from contract transactions	(1,484,178)	(1,492,804)	(1,315,870)	(1,377,287)	(3,403,671)	(1,659,801)

INCREASE (DECREASE) IN NET ASSETS	(1,468,092)	(1,651,839)	(1,471,438)	2,896,057	(4,574,400)	2,513,900
NET ASSETS AT BEGINNING OF PERIOD	17,524,713	19,176,552	16,333,457	13,437,400	24,306,320	21,792,420
NET ASSETS AT END OF PERIOD	$16,056,621	$17,524,713	$14,862,019	$16,333,457	$19,731,920	$24,306,320

UNITS OUTSTANDING
Units outstanding at beginning of period	1,676,951	1,822,323	622,153	672,370	1,040,207	1,125,770
Units issued	765,566	987,324	22,654	32,104	11,507	51,830
Units redeemed	(916,945)	(1,132,696)	(66,691)	(82,321)	(153,743)	(137,393)
Units outstanding at end of period	1,525,572	1,676,951	578,116	622,153	897,971	1,040,207

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Overseas		VIP Asset Manager (Service Class 2)		VIP Contrafund (Service Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(83)	$(9,557)	$(1,569)	$233	$(112,776)	$(88,230)
Net realized gains (losses)	167,361	203,748	50,564	177,764	1,218,286	1,197,858
Change in unrealized gains (losses)	(987,922)	1,198,464	(155,986)	(5,465)	(1,799,125)	874,420
Increase (decrease) in net assets from operations	(820,644)	1,392,655	(106,991)	172,532	(693,615)	1,984,048

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	43,841	25,935	6,455	5,819	45,980	66,703
Benefit payments	(74,035)	(23,642)	(160)	(351)	(31,066)	(39,293)
Payments on termination	(384,136)	(679,561)	(73,727)	(132,090)	(1,047,069)	(1,843,636)
Loans-net	(294)	1,011	—	—	—	—
Contract Maintenance Charge	(2,449)	(2,750)	(1,562)	(874)	(11,590)	(11,555)
Transfers among the sub-accounts and with the
Fixed Account - net	(98,221)	(385,712)	32,818	(10,205)	(260,685)	(752,317)
Increase (decrease) in net assets from contract transactions	(515,294)	(1,064,719)	(36,176)	(137,701)	(1,304,430)	(2,580,098)

INCREASE (DECREASE) IN NET ASSETS	(1,335,938)	327,936	(143,167)	34,831	(1,998,045)	(596,050)
NET ASSETS AT BEGINNING OF PERIOD	5,554,529	5,226,593	1,535,353	1,500,522	10,460,160	11,056,210
NET ASSETS AT END OF PERIOD	$4,218,591	$5,554,529	$1,392,186	$1,535,353	$8,462,115	$10,460,160

UNITS OUTSTANDING
Units outstanding at beginning of period	307,899	382,460	89,312	97,748	374,221	474,489
Units issued	18,448	18,854	2,439	788	7,448	8,484
Units redeemed	(45,752)	(93,415)	(4,602)	(9,224)	(52,162)	(108,752)
Units outstanding at end of period	280,595	307,899	87,149	89,312	329,507	374,221

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Equity-Income (Service Class 2)		VIP Government Money Market (Service Class 2)		VIP Growth (Service Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$24,404	$(12,358)	$(17,199)	$(120,537)	$(81,248)	$(77,030)
Net realized gains (losses)	439,759	268,308	—	—	1,215,349	917,357
Change in unrealized gains (losses)	(1,116,617)	592,231	—	—	(1,188,051)	636,768
Increase (decrease) in net assets from operations	(652,454)	848,181	(17,199)	(120,537)	(53,950)	1,477,095

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	14,010	24,720	24,789	26,164	9,539	21,375
Benefit payments	(79,868)	(105,547)	(210,210)	(80,603)	(7,443)	(136,790)
Payments on termination	(1,282,144)	(1,411,037)	(1,719,928)	(2,180,068)	(453,500)	(816,602)
Loans-net	4,641	(11,628)	67	(172)	—	—
Contract Maintenance Charge	(7,168)	(7,224)	(17,750)	(4,898)	(1,851)	(1,680)
Transfers among the sub-accounts and with the
Fixed Account - net	31,757	(160,106)	360,517	524,193	(1,180,202)	782,930
Increase (decrease) in net assets from contract transactions	(1,318,772)	(1,670,822)	(1,562,515)	(1,715,384)	(1,633,457)	(150,767)

INCREASE (DECREASE) IN NET ASSETS	(1,971,226)	(822,641)	(1,579,714)	(1,835,921)	(1,687,407)	1,326,328
NET ASSETS AT BEGINNING OF PERIOD	7,918,669	8,741,310	9,544,531	11,380,452	6,157,363	4,831,035
NET ASSETS AT END OF PERIOD	$5,947,443	$7,918,669	$7,964,817	$9,544,531	$4,469,956	$6,157,363

UNITS OUTSTANDING
Units outstanding at beginning of period	394,057	482,692	1,006,463	1,187,993	235,758	241,526
Units issued	12,147	7,810	463,587	101,696	5,586	49,974
Units redeemed	(77,048)	(96,445)	(627,971)	(283,226)	(69,498)	(55,742)
Units outstanding at end of period	329,156	394,057	842,079	1,006,463	171,846	235,758

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)		Fidelity Variable Insurance Products Fund (Service Class 2)
	Sub-Account		Sub-Account		Sub-Account
	VIP Index 500 (Service Class 2)		VIP Investment Grade Bond (Service Class 2)		VIP Overseas (Service Class 2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(8,412)	$(1,350)	$54,865	$52,726	$(23,351)	$(34,041)
Net realized gains (losses)	1,183,737	1,413,626	9,475	51,335	316,190	339,289
Change in unrealized gains (losses)	(1,830,824)	1,012,566	(265,988)	135,534	(1,452,991)	1,748,380
Increase (decrease) in net assets from operations	(655,499)	2,424,842	(201,648)	239,595	(1,160,152)	2,053,628

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	26,087	46,082	15,210	27,477	14,338	39,974
Benefit payments	(78,131)	(94,388)	(99,868)	(226,898)	(140,308)	(94,689)
Payments on termination	(1,646,669)	(2,311,696)	(899,707)	(2,040,844)	(1,230,314)	(1,443,179)
Loans-net	2,815	2,797	4,117	(6,088)	33	33
Contract Maintenance Charge	(14,666)	(9,141)	(11,044)	(8,282)	(9,433)	(10,295)
Transfers among the sub-accounts and with the
Fixed Account - net	(29,953)	(331,118)	(129,681)	196,728	326,203	(616,422)
Increase (decrease) in net assets from contract transactions	(1,740,517)	(2,697,464)	(1,120,973)	(2,057,907)	(1,039,481)	(2,124,578)

INCREASE (DECREASE) IN NET ASSETS	(2,396,016)	(272,622)	(1,322,621)	(1,818,312)	(2,199,633)	(70,950)
NET ASSETS AT BEGINNING OF PERIOD	13,324,854	13,597,476	8,670,669	10,488,981	8,120,177	8,191,127
NET ASSETS AT END OF PERIOD	$10,928,838	$13,324,854	$7,348,048	$8,670,669	$5,920,544	$8,120,177

UNITS OUTSTANDING
Units outstanding at beginning of period	550,444	672,674	606,835	747,083	457,674	591,744
Units issued	18,993	12,838	18,747	29,241	31,707	13,919
Units redeemed	(88,093)	(135,068)	(99,467)	(169,489)	(89,576)	(147,989)
Units outstanding at end of period	481,344	550,444	526,115	606,835	399,805	457,674

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Goldman Sachs Variable Insurance Trust		Goldman Sachs Variable Insurance Trust		Goldman Sachs Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	VIT International Equity Insights*		VIT Mid Cap Value		VIT Small Cap Equity Insights
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,955	$1,315	$(4,814)	$(13,911)	$(6,898)	$(6,476)
Net realized gains (losses)	76,129	4,816	170,133	87,702	106,033	90,690
Change in unrealized gains (losses)	(153,602)	97,043	(333,403)	77,086	(159,141)	(18,452)
Increase (decrease) in net assets from operations	(75,518)	103,174	(168,084)	150,877	(60,006)	65,762

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	600	600	4,518	4,153	—	—
Benefit payments	(2,297)	(16,998)	(33,264)	(5,354)	(3,444)	(2,691)
Payments on termination	(29,072)	(63,105)	(231,803)	(372,565)	(51,677)	(62,699)
Loans-net	—	—	—	—	—	—
Contract Maintenance Charge	(166)	(195)	(2,560)	(2,631)	(206)	(236)
Transfers among the sub-accounts and with the
Fixed Account - net	10,509	(36,003)	44,441	100,448	(5,600)	(1,096)
Increase (decrease) in net assets from contract transactions	(20,426)	(115,701)	(218,668)	(275,949)	(60,927)	(66,722)

INCREASE (DECREASE) IN NET ASSETS	(95,944)	(12,527)	(386,752)	(125,072)	(120,933)	(960)
NET ASSETS AT BEGINNING OF PERIOD	453,231	465,758	1,657,864	1,782,936	688,479	689,439
NET ASSETS AT END OF PERIOD	$357,287	$453,231	$1,271,112	$1,657,864	$567,546	$688,479

UNITS OUTSTANDING
Units outstanding at beginning of period	33,382	42,919	155,326	182,766	19,802	21,823
Units issued	909	1,076	8,569	12,515	211	689
Units redeemed	(2,394)	(10,613)	(28,758)	(39,955)	(1,876)	(2,710)
Units outstanding at end of period	31,897	33,382	135,137	155,326	18,137	19,802

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Janus Aspen Series		Janus Aspen Series		Janus Aspen Series
	Sub-Account		Sub-Account		Sub-Account
	Janus Henderson VIT Balanced (Institutional Shares)		Janus Henderson VIT Enterprise (Institutional Shares)		Janus Henderson VIT Flexible Bond (Institutional Shares)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$126,591	$25,833	$(202,446)	$(182,470)	$79,623	$78,967
Net realized gains (losses)	1,360,180	827,043	1,731,535	1,440,994	(69,431)	(32,486)
Change in unrealized gains (losses)	(1,537,441)	2,257,495	(1,669,585)	2,186,285	(149,797)	81,982
Increase (decrease) in net assets from operations	(50,670)	3,110,371	(140,496)	3,444,809	(139,605)	128,463

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	58,684	57,455	54,027	77,383	38,077	29,595
Benefit payments	(241,794)	(192,392)	(104,646)	(113,651)	(169,891)	(67,774)
Payments on termination	(2,050,368)	(2,843,119)	(1,265,154)	(935,371)	(669,736)	(640,039)
Loans-net	(291)	(57)	(2,482)	2,428	(198)	(41)
Contract Maintenance Charge	(9,574)	(10,189)	(9,327)	(9,627)	(2,149)	(2,470)
Transfers among the sub-accounts and with the
Fixed Account - net	(599,213)	(273,171)	(396,063)	44,795	(22,442)	(390,481)
Increase (decrease) in net assets from contract transactions	(2,842,556)	(3,261,473)	(1,723,645)	(934,043)	(826,339)	(1,071,210)

INCREASE (DECREASE) IN NET ASSETS	(2,893,226)	(151,102)	(1,864,141)	2,510,766	(965,944)	(942,747)
NET ASSETS AT BEGINNING OF PERIOD	19,958,483	20,109,585	16,386,175	13,875,409	5,727,571	6,670,318
NET ASSETS AT END OF PERIOD	$17,065,257	$19,958,483	$14,522,034	$16,386,175	$4,761,627	$5,727,571

UNITS OUTSTANDING
Units outstanding at beginning of period	571,511	660,345	434,770	465,025	265,282	318,861
Units issued	5,899	10,080	19,907	10,872	18,137	14,417
Units redeemed	(89,677)	(98,914)	(56,796)	(41,127)	(57,508)	(67,996)
Units outstanding at end of period	487,733	571,511	397,881	434,770	225,911	265,282

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Janus Aspen Series		Janus Aspen Series		Janus Aspen Series
	Sub-Account		Sub-Account		Sub-Account
	Janus Henderson VIT Forty (Institutional Shares)		Janus Henderson VIT Global Research (Institutional Shares)		Janus Henderson VIT Research (Institutional Shares)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(27,154)	$(27,246)	$(33,369)	$(60,935)	$(97,742)	$(108,509)
Net realized gains (losses)	321,638	148,135	492,474	358,801	854,925	371,136
Change in unrealized gains (losses)	(246,869)	334,134	(1,228,572)	1,860,779	(1,110,478)	2,148,243
Increase (decrease) in net assets from operations	47,615	455,023	(769,467)	2,158,645	(353,295)	2,410,870

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	340	300	51,981	44,394	64,511	78,791
Benefit payments	(890)	(12,338)	(20,420)	(69,124)	(88,878)	(75,039)
Payments on termination	(378,798)	(448,940)	(869,054)	(741,623)	(772,438)	(958,500)
Loans-net	—	—	4,818	(368)	363	4,077
Contract Maintenance Charge	(264)	(228)	(5,902)	(6,381)	(6,771)	(7,222)
Transfers among the sub-accounts and with the
Fixed Account - net	(19,520)	(106,560)	36,933	(82,218)	(158,421)	(103,399)
Increase (decrease) in net assets from contract transactions	(399,132)	(567,766)	(801,644)	(855,320)	(961,634)	(1,061,292)

INCREASE (DECREASE) IN NET ASSETS	(351,517)	(112,743)	(1,571,111)	1,303,325	(1,314,929)	1,349,578
NET ASSETS AT BEGINNING OF PERIOD	1,742,444	1,855,187	10,209,426	8,906,101	10,983,519	9,633,941
NET ASSETS AT END OF PERIOD	$1,390,927	$1,742,444	$8,638,315	$10,209,426	$9,668,590	$10,983,519

UNITS OUTSTANDING
Units outstanding at beginning of period	51,208	69,993	464,123	504,085	383,146	427,208
Units issued	457	499	15,329	6,049	4,870	11,394
Units redeemed	(10,829)	(19,284)	(55,121)	(46,011)	(42,533)	(55,456)
Units outstanding at end of period	40,836	51,208	424,331	464,123	345,483	383,146

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Janus Aspen Series (Service Shares)		Janus Aspen Series (Service Shares)		Janus Aspen Series (Service Shares)
	Sub-Account		Sub-Account		Sub-Account
	Janus Henderson VIT Balanced (Service Shares)		Janus Henderson VIT Forty (Service Shares)		Janus Henderson VIT Global Research (Service Shares)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$7,335	$(5,635)	$(39,141)	$(37,422)	$(2,335)	$(3,783)
Net realized gains (losses)	255,225	112,113	383,203	151,223	33,459	34,661
Change in unrealized gains (losses)	(275,476)	402,722	(325,691)	439,183	(62,442)	69,492
Increase (decrease) in net assets from operations	(12,916)	509,200	18,371	552,984	(31,318)	100,370

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,415	11,854	9,982	12,299	—	—
Benefit payments	—	(5,609)	(43,437)	(6,040)	(2,169)	(2,292)
Payments on termination	(584,537)	(441,473)	(208,070)	(293,693)	(48,621)	(48,874)
Loans-net	2,003	152	—	—	—	—
Contract Maintenance Charge	(3,259)	(2,737)	(2,087)	(1,936)	(135)	(129)
Transfers among the sub-accounts and with the
Fixed Account - net	(58,796)	(47,757)	(2,648)	(31,782)	(16,285)	(35,859)
Increase (decrease) in net assets from contract transactions	(641,174)	(485,570)	(246,260)	(321,152)	(67,210)	(87,154)

INCREASE (DECREASE) IN NET ASSETS	(654,090)	23,630	(227,889)	231,832	(98,528)	13,216
NET ASSETS AT BEGINNING OF PERIOD	3,340,445	3,316,815	2,329,274	2,097,442	446,396	433,180
NET ASSETS AT END OF PERIOD	$2,686,355	$3,340,445	$2,101,385	$2,329,274	$347,868	$446,396

UNITS OUTSTANDING
Units outstanding at beginning of period	139,566	161,404	71,311	82,314	27,319	33,500
Units issued	1,679	1,254	2,859	2,704	45	39
Units redeemed	(27,777)	(23,092)	(9,798)	(13,707)	(4,213)	(6,220)
Units outstanding at end of period	113,468	139,566	64,372	71,311	23,151	27,319

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Janus Aspen Series (Service Shares)		Janus Aspen Series (Service Shares)		JPMorgan Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	Janus Henderson VIT Mid Cap Value (Service Shares)		Janus Henderson VIT Overseas (Service Shares)		JPMorgan IT Small Cap Core Portfolio
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(26,716)	$(41,736)	$2,007	$104	$(11,999)	$(11,890)
Net realized gains (losses)	389,151	258,046	(121,320)	(196,765)	125,155	24,526
Change in unrealized gains (losses)	(943,245)	290,220	(229,427)	751,547	(231,012)	115,958
Increase (decrease) in net assets from operations	(580,810)	506,530	(348,740)	554,886	(117,856)	128,594

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	11,560	11,031	12,663	20,226	—	—
Benefit payments	(67,538)	(44,647)	(12,584)	(12,943)	(1,502)	(1,362)
Payments on termination	(528,335)	(789,507)	(370,653)	(264,705)	(150,722)	(33,218)
Loans-net	84	83	(893)	771	—	—
Contract Maintenance Charge	(5,230)	(4,586)	(1,373)	(1,452)	(339)	(380)
Transfers among the sub-accounts and with the
Fixed Account - net	45,457	(82,795)	67,021	185,992	(13,724)	(523)
Increase (decrease) in net assets from contract transactions	(544,002)	(910,421)	(305,819)	(72,111)	(166,287)	(35,483)

INCREASE (DECREASE) IN NET ASSETS	(1,124,812)	(403,891)	(654,559)	482,775	(284,143)	93,111
NET ASSETS AT BEGINNING OF PERIOD	4,327,825	4,731,716	2,468,565	1,985,790	1,070,485	977,374
NET ASSETS AT END OF PERIOD	$3,203,013	$4,327,825	$1,814,006	$2,468,565	$786,342	$1,070,485

UNITS OUTSTANDING
Units outstanding at beginning of period	164,409	201,194	203,072	210,666	32,725	33,907
Units issued	4,421	4,191	24,342	41,305	38	386
Units redeemed	(25,221)	(40,976)	(49,394)	(48,899)	(5,109)	(1,568)
Units outstanding at end of period	143,609	164,409	178,020	203,072	27,654	32,725

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Lazard Retirement Series, Inc.		Lazard Retirement Series, Inc.		Legg Mason Partners Variable Equity Trust
	Sub-Account		Sub-Account		Sub-Account
	Lazard Retirement Emerging Markets Equity		Lazard Retirement International Equity		ClearBridge Variable Large Cap Value Portfolio I
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$3,281	$2,202	$(139)	$2,254	$(5,910)	$(10,652)
Net realized gains (losses)	29,247	44,836	7,285	56,892	526,217	327,020
Change in unrealized gains (losses)	(292,768)	280,183	(38,348)	(14,697)	(1,038,606)	424,585
Increase (decrease) in net assets from operations	(260,240)	327,221	(31,202)	44,449	(518,299)	740,953

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	300	490	13	225	10,739	18,888
Benefit payments	(12,081)	(30,967)	(5,248)	(5,601)	(37,909)	(94,238)
Payments on termination	(93,478)	(231,656)	(24,419)	(47,980)	(865,062)	(680,752)
Loans-net	—	—	—	—	(1,234)	(702)
Contract Maintenance Charge	(319)	(349)	(94)	(102)	(2,012)	(2,174)
Transfers among the sub-accounts and with the
Fixed Account - net	(37,413)	(80,622)	(10,085)	(7,948)	(130,594)	(43,848)
Increase (decrease) in net assets from contract transactions	(142,991)	(343,104)	(39,833)	(61,406)	(1,026,072)	(802,826)

INCREASE (DECREASE) IN NET ASSETS	(403,231)	(15,883)	(71,035)	(16,957)	(1,544,371)	(61,873)
NET ASSETS AT BEGINNING OF PERIOD	1,424,416	1,440,299	240,270	257,227	6,025,088	6,086,961
NET ASSETS AT END OF PERIOD	$1,021,185	$1,424,416	$169,235	$240,270	$4,480,717	$6,025,088

UNITS OUTSTANDING
Units outstanding at beginning of period	33,357	42,628	16,321	21,040	273,696	312,020
Units issued	547	885	90	916	4,776	9,634
Units redeemed	(3,980)	(10,156)	(2,856)	(5,635)	(52,446)	(47,958)
Units outstanding at end of period	29,924	33,357	13,555	16,321	226,026	273,696

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Legg Mason Partners Variable Income Trust		MFS Variable Insurance Trust		MFS Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	Western Asset Variable Global High Yield Bond Portfolio II		MFS Growth		MFS Investors Trust
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$151,047	$163,546	$(53,387)	$(48,195)	$(12,049)	$(10,371)
Net realized gains (losses)	(90,064)	(64,485)	512,090	235,936	119,933	84,721
Change in unrealized gains (losses)	(334,744)	273,776	(366,084)	653,337	(228,325)	181,382
Increase (decrease) in net assets from operations	(273,761)	372,837	92,619	841,078	(120,441)	255,732

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	13,379	9,770	11,775	10,595	8,375	8,434
Benefit payments	(42,369)	(43,513)	(80,583)	(64,165)	(145)	(29,915)
Payments on termination	(528,565)	(1,035,012)	(418,814)	(225,555)	(130,037)	(107,573)
Loans-net	33	33	6,203	(5,240)	—	—
Contract Maintenance Charge	(8,298)	(6,508)	(1,826)	(1,841)	(946)	(1,060)
Transfers among the sub-accounts and with the
Fixed Account - net	(60,678)	98,997	(96,905)	(31,970)	327,059	5,992
Increase (decrease) in net assets from contract transactions	(626,498)	(976,233)	(580,150)	(318,176)	204,306	(124,122)

INCREASE (DECREASE) IN NET ASSETS	(900,259)	(603,396)	(487,531)	522,902	83,865	131,610
NET ASSETS AT BEGINNING OF PERIOD	5,177,042	5,780,438	3,530,663	3,007,761	1,395,965	1,264,355
NET ASSETS AT END OF PERIOD	$4,276,783	$5,177,042	$3,043,132	$3,530,663	$1,479,830	$1,395,965

UNITS OUTSTANDING
Units outstanding at beginning of period	284,589	339,370	167,913	185,007	63,744	70,079
Units issued	8,964	10,688	7,792	1,877	17,601	1,270
Units redeemed	(44,370)	(65,469)	(31,411)	(18,971)	(7,536)	(7,605)
Units outstanding at end of period	249,183	284,589	144,294	167,913	73,809	63,744

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust		MFS Variable Insurance Trust		MFS Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	MFS New Discovery		MFS Research		MFS Total Return
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(82,432)	$(75,701)	$(9,964)	$(1,266)	$38,086	$54,956
Net realized gains (losses)	938,997	195,408	180,375	106,273	412,794	409,669
Change in unrealized gains (losses)	(950,431)	949,304	(228,889)	134,891	(896,785)	247,502
Increase (decrease) in net assets from operations	(93,866)	1,069,011	(58,478)	239,898	(445,905)	712,127

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	40,430	48,315	2,146	3,224	19,915	35,328
Benefit payments	(35,055)	(39,736)	(14,652)	(27,396)	(38,652)	(38,094)
Payments on termination	(343,630)	(488,644)	(153,700)	(71,886)	(419,273)	(988,638)
Loans-net	(2,318)	255	—	—	227	226
Contract Maintenance Charge	(2,321)	(2,392)	(601)	(676)	(2,624)	(2,898)
Transfers among the sub-accounts and with the
Fixed Account - net	(241,561)	(117,459)	(10,096)	(5,644)	(255,238)	(166,548)
Increase (decrease) in net assets from contract transactions	(584,455)	(599,661)	(176,903)	(102,378)	(695,645)	(1,160,624)

INCREASE (DECREASE) IN NET ASSETS	(678,321)	469,350	(235,381)	137,520	(1,141,550)	(448,497)
NET ASSETS AT BEGINNING OF PERIOD	5,128,037	4,658,687	1,290,906	1,153,386	6,879,121	7,327,618
NET ASSETS AT END OF PERIOD	$4,449,716	$5,128,037	$1,055,525	$1,290,906	$5,737,571	$6,879,121

UNITS OUTSTANDING
Units outstanding at beginning of period	189,215	212,433	54,923	59,300	286,104	335,461
Units issued	12,229	11,644	492	438	2,930	5,903
Units redeemed	(29,511)	(34,862)	(7,235)	(4,815)	(32,002)	(55,260)
Units outstanding at end of period	171,933	189,215	48,180	54,923	257,032	286,104

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust (Service Class)		MFS Variable Insurance Trust (Service Class)		MFS Variable Insurance Trust (Service Class)
	Sub-Account		Sub-Account		Sub-Account
	MFS High Yield (Service Class)		MFS Investors Growth Stock Portfolio (Service Class)		MFS Investors Trust (Service Class)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$75,115	$109,834	$(37,271)	$(40,483)	$(5,891)	$(5,965)
Net realized gains (losses)	(44,601)	(16,619)	263,907	179,248	58,824	58,891
Change in unrealized gains (losses)	(122,811)	17,013	(210,091)	689,299	(86,285)	59,500
Increase (decrease) in net assets from operations	(92,297)	110,228	16,545	828,064	(33,352)	112,426

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,399	5,653	6,441	5,797	650	653
Benefit payments	(11,585)	(5,723)	(43,195)	(68,649)	(199)	(2,231)
Payments on termination	(388,212)	(288,378)	(537,332)	(760,840)	(113,592)	(95,607)
Loans-net	—	—	67	66	—	—
Contract Maintenance Charge	(3,312)	(876)	(5,010)	(5,030)	(714)	(488)
Transfers among the sub-accounts and with the
Fixed Account - net	(139,367)	36,930	(143,160)	(336,230)	43,060	(31,452)
Increase (decrease) in net assets from contract transactions	(539,077)	(252,394)	(722,189)	(1,164,886)	(70,795)	(129,125)

INCREASE (DECREASE) IN NET ASSETS	(631,374)	(142,166)	(705,644)	(336,822)	(104,147)	(16,699)
NET ASSETS AT BEGINNING OF PERIOD	2,325,099	2,467,265	3,279,419	3,616,241	566,755	583,454
NET ASSETS AT END OF PERIOD	$1,693,725	$2,325,099	$2,573,775	$3,279,419	$462,608	$566,755

UNITS OUTSTANDING
Units outstanding at beginning of period	133,279	147,995	137,500	191,491	22,987	28,751
Units issued	1,779	9,749	4,478	2,936	1,899	1,574
Units redeemed	(33,724)	(24,465)	(32,858)	(56,927)	(4,698)	(7,338)
Units outstanding at end of period	101,334	133,279	109,120	137,500	20,188	22,987

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust (Service Class)		MFS Variable Insurance Trust (Service Class)		MFS Variable Insurance Trust (Service Class)
	Sub-Account		Sub-Account		Sub-Account
	MFS New Discovery Series (Service Class)		MFS Total Return (Service Class)		MFS Utilities (Service Class)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(36,376)	$(35,572)	$10,179	$18,594	$(7,770)	$32,385
Net realized gains (losses)	439,835	76,430	222,046	169,047	26,637	31,559
Change in unrealized gains (losses)	(431,359)	460,025	(439,421)	140,481	(25,059)	102,756
Increase (decrease) in net assets from operations	(27,900)	500,883	(207,196)	328,122	(6,192)	166,700

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	921	5,115	3,068	10,132	—	—
Benefit payments	(19,057)	(5,155)	(35,720)	(10,735)	(3,453)	(191)
Payments on termination	(379,701)	(254,727)	(497,378)	(374,880)	(168,318)	(295,582)
Loans-net	(570)	—	—	(2,498)	—	—
Contract Maintenance Charge	(1,025)	(1,049)	(4,664)	(3,918)	(484)	(568)
Transfers among the sub-accounts and with the
Fixed Account - net	(111,272)	(38,806)	(59,493)	(25,863)	(7,843)	(86,766)
Increase (decrease) in net assets from contract transactions	(510,704)	(294,622)	(594,187)	(407,762)	(180,098)	(383,107)

INCREASE (DECREASE) IN NET ASSETS	(538,604)	206,261	(801,383)	(79,640)	(186,290)	(216,407)
NET ASSETS AT BEGINNING OF PERIOD	2,421,220	2,214,959	3,287,988	3,367,628	1,205,583	1,421,990
NET ASSETS AT END OF PERIOD	$1,882,616	$2,421,220	$2,486,605	$3,287,988	$1,019,293	$1,205,583

UNITS OUTSTANDING
Units outstanding at beginning of period	97,046	110,353	179,364	202,624	34,335	45,290
Units issued	1,937	1,559	5,086	3,530	558	438
Units redeemed	(21,125)	(14,866)	(38,228)	(26,790)	(5,766)	(11,393)
Units outstanding at end of period	77,858	97,046	146,222	179,364	29,127	34,335

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS Variable Insurance Trust (Service Class)		Morgan Stanley Variable Insurance Fund, Inc.		Morgan Stanley Variable Insurance Fund, Inc.
	Sub-Account		Sub-Account		Sub-Account
	MFS Value (Service Class)		Morgan Stanley VIF Growth		Morgan Stanley VIF Mid Cap Growth
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,747)	$1,615	$(119,214)	$(107,710)	$(17,950)	$(16,258)
Net realized gains (losses)	144,874	145,529	1,888,142	1,166,735	285,740	10,241
Change in unrealized gains (losses)	(278,567)	48,268	(1,284,299)	1,307,637	(157,337)	351,198
Increase (decrease) in net assets from operations	(136,440)	195,412	484,629	2,366,662	110,453	345,181

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	5,920	1,158	518	398	503	498
Benefit payments	—	(22,173)	(111,136)	(164,951)	(7,275)	(5,426)
Payments on termination	(224,368)	(246,801)	(753,136)	(920,060)	(164,512)	(118,349)
Loans-net	—	—	—	—	—	—
Contract Maintenance Charge	(1,270)	(1,121)	(1,396)	(1,268)	(470)	(436)
Transfers among the sub-accounts and with the
Fixed Account - net	109,274	(46,281)	(95,061)	(435,609)	(3,663)	(132,107)
Increase (decrease) in net assets from contract transactions	(110,444)	(315,218)	(960,211)	(1,521,490)	(175,417)	(255,820)

INCREASE (DECREASE) IN NET ASSETS	(246,884)	(119,806)	(475,582)	845,172	(64,964)	89,361
NET ASSETS AT BEGINNING OF PERIOD	1,287,058	1,406,864	7,156,409	6,311,237	1,107,126	1,017,765
NET ASSETS AT END OF PERIOD	$1,040,174	$1,287,058	$6,680,827	$7,156,409	$1,042,162	$1,107,126

UNITS OUTSTANDING
Units outstanding at beginning of period	48,896	61,793	193,661	240,698	45,505	57,216
Units issued	5,036	1,206	4,150	2,939	249	624
Units redeemed	(9,266)	(14,103)	(27,094)	(49,976)	(6,577)	(12,335)
Units outstanding at end of period	44,666	48,896	170,717	193,661	39,177	45,505

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morgan Stanley Variable Insurance Fund, Inc. (Class II)		Morgan Stanley Variable Insurance Fund, Inc. (Class II)		Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account		Sub-Account		Sub-Account
	Morgan Stanley VIF Growth (Class II)		Morgan Stanley VIF U.S. Real Estate (Class II)		Oppenheimer Discovery Mid Cap Growth (SS)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(20,493)	$(22,459)	$51,373	$(20,269)	$(16,922)	$(15,233)
Net realized gains (losses)	265,880	328,456	217,002	288,457	211,422	169,847
Change in unrealized gains (losses)	(299,917)	228,768	(842,595)	(193,799)	(280,433)	82,030
Increase (decrease) in net assets from operations	(54,530)	534,765	(574,220)	74,389	(85,933)	236,644

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,034	8,408	34,141	39,991	3,281	4,832
Benefit payments	(10,881)	—	(41,310)	(42,091)	(7,338)	(1,791)
Payments on termination	(109,159)	(136,062)	(607,213)	(972,264)	(106,777)	(216,523)
Loans-net	—	—	51	51	—	—
Contract Maintenance Charge	(329)	(217)	(9,935)	(6,870)	(1,289)	(1,235)
Transfers among the sub-accounts and with the
Fixed Account - net	2,012,341	(909,965)	4,840	145,476	151,822	(16,640)
Increase (decrease) in net assets from contract transactions	1,893,006	(1,037,836)	(619,426)	(835,707)	39,699	(231,357)

INCREASE (DECREASE) IN NET ASSETS	1,838,476	(503,071)	(1,193,646)	(761,318)	(46,234)	5,287
NET ASSETS AT BEGINNING OF PERIOD	1,055,157	1,558,228	6,523,302	7,284,620	1,022,740	1,017,453
NET ASSETS AT END OF PERIOD	$2,893,633	$1,055,157	$5,329,656	$6,523,302	$976,506	$1,022,740

UNITS OUTSTANDING
Units outstanding at beginning of period	30,520	62,796	251,440	284,320	48,344	60,850
Units issued	57,011	4,957	12,097	10,766	10,750	393
Units redeemed	(9,599)	(37,233)	(36,631)	(43,646)	(9,125)	(12,899)
Units outstanding at end of period	77,932	30,520	226,906	251,440	49,969	48,344

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))		Oppenheimer Variable Account Funds (Service Shares ("SS"))
	Sub-Account		Sub-Account		Sub-Account
	Oppenheimer Global (SS)		Oppenheimer International Growth (SS)		Oppenheimer Main Street Small Cap (SS)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(29,422)	$(31,638)	$(9,069)	$(3,761)	$(212,406)	$(141,059)
Net realized gains (losses)	431,833	229,802	74,660	55,094	2,370,981	1,493,557
Change in unrealized gains (losses)	(932,787)	923,484	(268,036)	191,926	(3,598,791)	381,614
Increase (decrease) in net assets from operations	(530,376)	1,121,648	(202,445)	243,259	(1,440,216)	1,734,112

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	16,460	16,654	1,100	1,155	52,154	55,265
Benefit payments	(24,465)	(30,115)	(5,991)	(48,629)	(135,050)	(183,705)
Payments on termination	(430,933)	(596,995)	(180,777)	(90,598)	(2,005,915)	(2,062,849)
Loans-net	1,217	(4,542)	(569)	670	(1,216)	(4,328)
Contract Maintenance Charge	(2,638)	(2,057)	(283)	(307)	(10,191)	(11,077)
Transfers among the sub-accounts and with the
Fixed Account - net	160,332	(231,811)	12,348	(33,532)	(235,661)	11,993
Increase (decrease) in net assets from contract transactions	(280,027)	(848,866)	(174,172)	(171,241)	(2,335,879)	(2,194,701)

INCREASE (DECREASE) IN NET ASSETS	(810,403)	272,782	(376,617)	72,018	(3,776,095)	(460,589)
NET ASSETS AT BEGINNING OF PERIOD	3,889,246	3,616,464	1,103,956	1,031,938	14,935,189	15,395,778
NET ASSETS AT END OF PERIOD	$3,078,843	$3,889,246	$727,339	$1,103,956	$11,159,094	$14,935,189

UNITS OUTSTANDING
Units outstanding at beginning of period	151,497	189,377	46,531	54,150	506,023	587,235
Units issued	10,052	4,562	1,688	796	13,417	23,909
Units redeemed	(20,875)	(42,442)	(9,474)	(8,415)	(90,284)	(105,121)
Units outstanding at end of period	140,674	151,497	38,745	46,531	429,156	506,023

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust		PIMCO Variable Insurance Trust
	Sub-Account		Sub-Account		Sub-Account
	PIMCO VIT International Bond (US Dollar-Hedged)*		PIMCO VIT Real Return		PIMCO VIT Total Return
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(13,918)	$205,155	$51,377	$55,254	$226,007	$131,102
Net realized gains (losses)	80,040	109,549	(99,859)	(66,335)	183,161	22,856
Change in unrealized gains (losses)	(30,532)	(228,152)	(182,827)	153,297	(914,144)	711,301
Increase (decrease) in net assets from operations	35,590	86,552	(231,309)	142,216	(504,976)	865,259

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	13,523	15,613	13,953	20,692	63,388	56,644
Benefit payments	(42,849)	(55,656)	(20,098)	(148,609)	(285,066)	(355,726)
Payments on termination	(1,054,578)	(1,065,444)	(754,474)	(1,077,633)	(2,767,065)	(3,124,522)
Loans-net	135	15	135	134	849	3,557
Contract Maintenance Charge	(7,624)	(6,545)	(10,609)	(7,098)	(16,633)	(16,264)
Transfers among the sub-accounts and with the
Fixed Account - net	(256,373)	(96,635)	(391,201)	150,846	(133,661)	128,393
Increase (decrease) in net assets from contract transactions	(1,347,766)	(1,208,652)	(1,162,294)	(1,061,668)	(3,138,188)	(3,307,918)

INCREASE (DECREASE) IN NET ASSETS	(1,312,176)	(1,122,100)	(1,393,603)	(919,452)	(3,643,164)	(2,442,659)
NET ASSETS AT BEGINNING OF PERIOD	6,543,727	7,665,827	6,544,123	7,463,575	24,525,231	26,967,890
NET ASSETS AT END OF PERIOD	$5,231,551	$6,543,727	$5,150,520	$6,544,123	$20,882,067	$24,525,231

UNITS OUTSTANDING
Units outstanding at beginning of period	374,743	442,739	464,753	540,144	1,425,429	1,619,397
Units issued	18,760	29,912	13,838	25,030	53,699	47,714
Units redeemed	(95,500)	(97,908)	(99,460)	(100,421)	(242,347)	(241,682)
Units outstanding at end of period	298,003	374,743	379,131	464,753	1,236,781	1,425,429

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Putnam Variable Trust		Putnam Variable Trust		Rydex Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VT High Yield		VT International Value		Guggenheim Long Short Equity
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$49,786	$60,489	$7,929	$(516)	$(9,077)	$(8,465)
Net realized gains (losses)	(15,184)	(13,022)	(43,324)	(24,898)	105,384	39,875
Change in unrealized gains (losses)	(98,377)	26,908	(194,454)	302,999	(179,437)	52,258
Increase (decrease) in net assets from operations	(63,775)	74,375	(229,849)	277,585	(83,130)	83,668

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	160	—	2,103	2,786	647	465
Benefit payments	(7,919)	(19,128)	(4,612)	(10,300)	—	(5,496)
Payments on termination	(207,708)	(186,992)	(220,368)	(114,707)	(153,016)	(164,208)
Loans-net	—	—	(419)	783	—	—
Contract Maintenance Charge	(275)	(362)	(612)	(683)	(841)	(767)
Transfers among the sub-accounts and with the
Fixed Account - net	11,934	(91,075)	(83,437)	21,815	11,378	(21,166)
Increase (decrease) in net assets from contract transactions	(203,808)	(297,557)	(307,345)	(100,306)	(141,832)	(191,172)

INCREASE (DECREASE) IN NET ASSETS	(267,583)	(223,182)	(537,194)	177,279	(224,962)	(107,504)
NET ASSETS AT BEGINNING OF PERIOD	1,319,048	1,542,230	1,430,653	1,253,374	674,017	781,521
NET ASSETS AT END OF PERIOD	$1,051,465	$1,319,048	$893,459	$1,430,653	$449,055	$674,017

UNITS OUTSTANDING
Units outstanding at beginning of period	55,035	67,699	81,346	87,509	41,110	54,464
Units issued	1,257	1,505	3,491	3,936	1,161	520
Units redeemed	(9,795)	(14,169)	(22,354)	(10,099)	(9,353)	(13,874)
Units outstanding at end of period	46,497	55,035	62,483	81,346	32,918	41,110

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Rydex Variable Trust		T. Rowe Price Equity Series, Inc.		T. Rowe Price Equity Series, Inc.
	Sub-Account		Sub-Account		Sub-Account
	Rydex NASDAQ-100		T. Rowe Price Equity Income		T. Rowe Price Mid-Cap Growth
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(16,345)	$(14,621)	$32,384	$11,096	$(140,944)	$(145,167)
Net realized gains (losses)	95,937	112,527	948,451	1,296,670	1,550,252	1,412,623
Change in unrealized gains (losses)	(102,499)	136,106	(1,831,175)	(91,840)	(1,606,434)	637,835
Increase (decrease) in net assets from operations	(22,907)	234,012	(850,340)	1,215,926	(197,126)	1,905,291

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	5	—	34,277	43,514	19,354	28,386
Benefit payments	(3,036)	(2,573)	(25,598)	(69,592)	(171,908)	(57,333)
Payments on termination	(94,722)	(103,480)	(1,021,932)	(1,281,919)	(1,436,707)	(857,238)
Loans-net	—	—	1,043	806	—	—
Contract Maintenance Charge	(161)	(150)	(3,517)	(3,886)	(4,164)	(4,453)
Transfers among the sub-accounts and with the
Fixed Account - net	(5,909)	27,687	(288,328)	(548,567)	(137,609)	(277,484)
Increase (decrease) in net assets from contract transactions	(103,823)	(78,516)	(1,304,055)	(1,859,644)	(1,731,034)	(1,168,122)

INCREASE (DECREASE) IN NET ASSETS	(126,730)	155,496	(2,154,395)	(643,718)	(1,928,160)	737,169
NET ASSETS AT BEGINNING OF PERIOD	1,009,189	853,693	9,102,450	9,746,168	9,552,517	8,815,348
NET ASSETS AT END OF PERIOD	$882,459	$1,009,189	$6,948,055	$9,102,450	$7,624,357	$9,552,517

UNITS OUTSTANDING
Units outstanding at beginning of period	50,133	56,005	321,333	392,554	208,650	234,046
Units issued	138	1,856	3,909	11,453	756	1,742
Units redeemed	(4,634)	(7,728)	(50,934)	(82,674)	(37,512)	(27,138)
Units outstanding at end of period	45,637	50,133	274,308	321,333	171,894	208,650

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	T. Rowe Price Equity Series, Inc.		T. Rowe Price Equity Series, Inc. II		T. Rowe Price Equity Series, Inc. II
	Sub-Account		Sub-Account		Sub-Account
	T. Rowe Price New America Growth		T. Rowe Price Blue Chip Growth II		T. Rowe Price Equity Income II
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(55,654)	$(47,150)	$(138,745)	$(141,731)	$16,575	$(7,924)
Net realized gains (losses)	574,126	494,939	2,201,461	1,677,744	1,227,614	1,707,978
Change in unrealized gains (losses)	(590,820)	472,764	(1,863,459)	1,097,302	(2,296,110)	(211,843)
Increase (decrease) in net assets from operations	(72,348)	920,553	199,257	2,633,315	(1,051,921)	1,488,211

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	14,263	20,488	14,141	21,790	29,846	37,372
Benefit payments	(4,975)	(18,926)	(107,970)	(27,603)	(89,686)	(136,242)
Payments on termination	(634,544)	(219,932)	(1,197,840)	(1,747,763)	(1,463,135)	(2,072,590)
Loans-net	—	—	67	66	1,183	(4,221)
Contract Maintenance Charge	(956)	(915)	(10,250)	(10,479)	(14,175)	(12,159)
Transfers among the sub-accounts and with the
Fixed Account - net	895,583	73,101	(2,476,570)	1,312,052	(23,122)	(56,015)
Increase (decrease) in net assets from contract transactions	269,371	(146,184)	(3,778,422)	(451,937)	(1,559,089)	(2,243,855)

INCREASE (DECREASE) IN NET ASSETS	197,023	774,369	(3,579,165)	2,181,378	(2,611,010)	(755,644)
NET ASSETS AT BEGINNING OF PERIOD	3,669,600	2,895,231	10,675,252	8,493,874	11,113,266	11,868,910
NET ASSETS AT END OF PERIOD	$3,866,623	$3,669,600	$7,096,087	$10,675,252	$8,502,256	$11,113,266

UNITS OUTSTANDING
Units outstanding at beginning of period	139,761	145,389	365,667	391,525	515,982	628,262
Units issued	35,115	22,945	13,979	78,565	16,225	16,305
Units redeemed	(26,231)	(28,573)	(134,958)	(104,423)	(87,728)	(128,585)
Units outstanding at end of period	148,645	139,761	244,688	365,667	444,479	515,982

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	T. Rowe Price International Series, Inc.		The Alger Portfolios (Class 1-2)		The Alger Portfolios (Class 1-2)
	Sub-Account		Sub-Account		Sub-Account
	T. Rowe Price International Stock		Alger Capital Appreciation (Class 1-2)		Alger Growth & Income (Class 1-2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(7,811)	$(12,563)	$(134,217)	$(121,301)	$6,802	$1,641
Net realized gains (losses)	343,970	173,107	1,991,109	1,020,359	568,220	216,746
Change in unrealized gains (losses)	(727,065)	466,465	(1,888,463)	1,399,354	(831,277)	611,259
Increase (decrease) in net assets from operations	(390,906)	627,009	(31,571)	2,298,412	(256,255)	829,646

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	26,075	33,792	47,630	48,789	22,694	24,080
Benefit payments	(14,416)	(14,514)	(221,294)	(125,507)	(94,240)	(23,985)
Payments on termination	(463,389)	(211,389)	(1,021,619)	(951,045)	(337,115)	(389,328)
Loans-net	441	438	4,438	(5,991)	—	328
Contract Maintenance Charge	(922)	(1,022)	(5,247)	(5,503)	(2,320)	(2,522)
Transfers among the sub-accounts and with the
Fixed Account - net	36,460	56,493	(70,222)	(403,988)	(147,093)	(14,967)
Increase (decrease) in net assets from contract transactions	(415,751)	(136,202)	(1,266,314)	(1,443,245)	(558,074)	(406,394)

INCREASE (DECREASE) IN NET ASSETS	(806,657)	490,807	(1,297,885)	855,167	(814,329)	423,252
NET ASSETS AT BEGINNING OF PERIOD	2,928,065	2,437,258	9,324,388	8,469,221	4,961,269	4,538,017
NET ASSETS AT END OF PERIOD	$2,121,408	$2,928,065	$8,026,503	$9,324,388	$4,146,940	$4,961,269

UNITS OUTSTANDING
Units outstanding at beginning of period	193,252	200,747	277,337	333,637	221,132	241,529
Units issued	14,947	16,654	6,475	4,547	7,085	6,545
Units redeemed	(40,086)	(24,149)	(41,061)	(60,847)	(30,423)	(26,942)
Units outstanding at end of period	168,113	193,252	242,751	277,337	197,794	221,132

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Alger Portfolios (Class 1-2)		The Alger Portfolios (Class 1-2)		The Alger Portfolios (Class 1-2)
	Sub-Account		Sub-Account		Sub-Account
	Alger Large Cap Growth (Class 1-2)		Alger Mid Cap Growth (Class 1-2)		Alger Small Cap Growth (Class 1-2)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(59,990)	$(56,543)	$(123,527)	$(121,439)	$(66,371)	$(62,694)
Net realized gains (losses)	835,310	477,800	1,511,752	515,539	228,799	(116,246)
Change in unrealized gains (losses)	(688,877)	468,867	(1,941,819)	1,532,592	(109,385)	1,176,673
Increase (decrease) in net assets from operations	86,443	890,124	(553,594)	1,926,692	53,043	997,733

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	20,570	19,204	38,409	51,546	8,222	22,867
Benefit payments	(14,085)	(46,393)	(108,204)	(46,152)	(37,307)	(45,987)
Payments on termination	(444,337)	(354,365)	(755,203)	(995,961)	(378,343)	(542,931)
Loans-net	—	—	4,349	(4,190)	80	79
Contract Maintenance Charge	(3,338)	(3,316)	(4,798)	(5,124)	(2,556)	(2,547)
Transfers among the sub-accounts and with the
Fixed Account - net	(178,510)	(85,019)	(353,930)	(98,924)	(110,074)	(257,421)
Increase (decrease) in net assets from contract transactions	(619,700)	(469,889)	(1,179,377)	(1,098,805)	(519,978)	(825,940)

INCREASE (DECREASE) IN NET ASSETS	(533,257)	420,235	(1,732,971)	827,887	(466,935)	171,793
NET ASSETS AT BEGINNING OF PERIOD	3,951,351	3,531,116	8,126,527	7,298,640	4,195,300	4,023,507
NET ASSETS AT END OF PERIOD	$3,418,094	$3,951,351	$6,393,556	$8,126,527	$3,728,365	$4,195,300

UNITS OUTSTANDING
Units outstanding at beginning of period	198,749	224,841	321,557	364,321	205,431	250,747
Units issued	4,726	7,354	4,787	3,298	1,234	6,652
Units redeemed	(35,839)	(33,446)	(48,751)	(46,062)	(22,864)	(51,968)
Units outstanding at end of period	167,636	198,749	277,593	321,557	183,801	205,431

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	The Alger Portfolios (Class S)		The Alger Portfolios (Class S)		The Alger Portfolios (Class S)
	Sub-Account		Sub-Account		Sub-Account
	Alger Capital Appreciation (Class S)		Alger Large Cap Growth (Class S)		Alger Mid Cap Growth (Class S)
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(39,308)	$(38,033)	$(52,552)	$(68,525)	$(52,163)	$(56,157)
Net realized gains (losses)	544,211	246,216	894,133	830,744	708,757	351,591
Change in unrealized gains (losses)	(522,228)	408,040	(866,210)	336,966	(884,521)	565,881
Increase (decrease) in net assets from operations	(17,325)	616,223	(24,629)	1,099,185	(227,927)	861,315

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	9,327	18,093	7,502	18,429	8,802	15,234
Benefit payments	(3,408)	(85)	(10,410)	(104,246)	(3,989)	(9,424)
Payments on termination	(219,890)	(205,479)	(538,691)	(500,321)	(530,269)	(672,761)
Loans-net	1,902	51	1,851	—	—	—
Contract Maintenance Charge	(990)	(911)	(1,614)	(1,410)	(1,774)	(1,624)
Transfers among the sub-accounts and with the
Fixed Account - net	(137,171)	(113,770)	1,018,794	(2,356,895)	(73,411)	(179,242)
Increase (decrease) in net assets from contract transactions	(350,230)	(302,101)	477,432	(2,944,443)	(600,641)	(847,817)

INCREASE (DECREASE) IN NET ASSETS	(367,555)	314,122	452,803	(1,845,258)	(828,568)	13,498
NET ASSETS AT BEGINNING OF PERIOD	2,567,441	2,253,319	3,209,125	5,054,383	3,499,601	3,486,103
NET ASSETS AT END OF PERIOD	$2,199,886	$2,567,441	$3,661,928	$3,209,125	$2,671,033	$3,499,601

UNITS OUTSTANDING
Units outstanding at beginning of period	72,925	82,454	137,357	277,944	174,771	221,446
Units issued	2,829	2,710	47,371	5,553	3,274	1,066
Units redeemed	(11,948)	(12,239)	(25,348)	(146,140)	(30,898)	(47,741)
Units outstanding at end of period	63,806	72,925	159,380	137,357	147,147	174,771

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	VanEck VIP Trust		VanEck VIP Trust		Wells Fargo Variable Trust
	Sub-Account		Sub-Account		Sub-Account
	VanEck VIP Emerging Markets		VanEck VIP Global Hard Assets		Wells Fargo VT Discovery
	2018	2017	2018	2017	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(18,088)	$(17,785)	$(24,294)	$(28,687)	$(49,418)	$(47,889)
Net realized gains (losses)	16,264	(9,354)	(57,674)	(102,716)	483,628	306,022
Change in unrealized gains (losses)	(376,716)	671,131	(367,780)	40,979	(648,652)	469,422
Increase (decrease) in net assets from operations	(378,540)	643,992	(449,748)	(90,424)	(214,442)	727,555

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	6,013	4,790	10,077	12,624	8,702	14,516
Benefit payments	(7,003)	(39,256)	(8,056)	(22,136)	(3,812)	(25,358)
Payments on termination	(180,924)	(345,991)	(211,579)	(258,364)	(358,372)	(355,717)
Loans-net	101	101	101	101	6,203	(5,181)
Contract Maintenance Charge	(899)	(933)	(889)	(943)	(1,887)	(1,926)
Transfers among the sub-accounts and with the
Fixed Account - net	(20,883)	(24,871)	23,716	(37,197)	(63,666)	(57,936)
Increase (decrease) in net assets from contract transactions	(203,595)	(406,160)	(186,630)	(305,915)	(412,832)	(431,602)

INCREASE (DECREASE) IN NET ASSETS	(582,135)	237,832	(636,378)	(396,339)	(627,274)	295,953
NET ASSETS AT BEGINNING OF PERIOD	1,698,449	1,460,617	1,687,288	2,083,627	3,167,130	2,871,177
NET ASSETS AT END OF PERIOD	$1,116,314	$1,698,449	$1,050,910	$1,687,288	$2,539,856	$3,167,130

UNITS OUTSTANDING
Units outstanding at beginning of period	50,964	65,270	76,926	91,834	96,058	110,650
Units issued	3,174	3,752	1,741	3,284	1,961	17,356
Units redeemed	(9,560)	(18,058)	(10,824)	(18,192)	(13,962)	(31,948)
Units outstanding at end of period	44,578	50,964	67,843	76,926	84,057	96,058

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Wells Fargo Variable Trust
	Sub-Account
	Wells Fargo VT Opportunity
	2018	2017
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(53,600)	$(35,150)
Net realized gains (losses)	521,480	471,767
Change in unrealized gains (losses)	(738,475)	267,643
Increase (decrease) in net assets from operations	(270,595)	704,260

INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	16,958	15,924
Benefit payments	(26,552)	(65,030)
Payments on termination	(503,237)	(493,431)
Loans-net	108	102
Contract Maintenance Charge	(2,428)	(2,583)
Transfers among the sub-accounts and with the
Fixed Account - net	(187,232)	(78,419)
Increase (decrease) in net assets from contract transactions	(702,383)	(623,437)

INCREASE (DECREASE) IN NET ASSETS	(972,978)	80,823
NET ASSETS AT BEGINNING OF PERIOD	4,170,178	4,089,355
NET ASSETS AT END OF PERIOD	$3,197,200	$4,170,178

UNITS OUTSTANDING
Units outstanding at beginning of period	168,399	195,655
Units issued	1,453	5,898
Units redeemed	(28,916)	(33,154)
Units outstanding at end of period	140,936	168,399

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

1. Organization
Lincoln Benefit Life Variable Annuity Account (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company (“Lincoln Benefit”). The assets of the Account are legally segregated from those of Lincoln Benefit. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). In 2006, Lincoln Benefit entered into an administrative servicing agreement (the “Agreement”) with Allstate Life Insurance Company ("Allstate"), whereby Allstate agreed to be responsible for servicing the individual variable annuity contracts, including the payment of benefits, oversight of investment management and contract administration. Allstate subsequently appointed The Prudential Insurance Company of America (“Prudential”) as administrator of the contracts. In accordance with an administrative servicing agreement between Allstate and Prudential (the “Sub-contracting Agreement”), Prudential is responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration. The obligations of Prudential under the Sub-contracting Agreement are to Allstate and Allstate continues to be responsible for all terms and conditions of the Agreement. The Agreement and Sub-contracting Agreement do not extinguish Lincoln Benefit’s obligations to the variable annuity contractholders. Lincoln Benefit is responsible for all contract terms and conditions of the underlying variable annuities.
On October 2, 2017, LBL HoldCo, Inc., the indirect parent of Lincoln Benefit announced that a definitive agreement had been entered into for the acquisition of LBL HoldCo, Inc. and subsidiaries (including Lincoln Benefit) by SNH Acquisition, LLC (an affiliate of Global Bankers Insurance Group, LLC). On October 30, 2018, LBL HoldCo, Inc.’s parent, RL LP, provided notice to SNH Acquisition, LLC of the termination by RL LP of the agreement that had been entered into for the acquisition of LBL HoldCo, Inc. and subsidiaries (including Lincoln Benefit) by SNH Acquisition, LLC.
Lincoln Benefit issued six variable annuity contracts; Investor’s Select, Consultant I, Consultant II, Consultant Solutions (Classic, Elite, Plus, Select), Premier Planner, and LBL Advantage (collectively the “Contracts”), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. The Account accepts additional deposits from existing contractholders but is closed to new contractholders. Absent any contract provisions wherein Lincoln Benefit contractually guarantees either a minimum return or account value upon death, a specified contract anniversary date or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the mutual fund portfolios ("Fund" or "Funds") in which they invest:

AIM Variable Insurance Funds (Invesco Variable	Deutsche DWS Variable Series I* (continued)
Insurance Funds)	DWS Core Equity VIP (Class A)*
Invesco V.I. American Franchise	DWS CROCI® International VIP (Class A)*
Invesco V.I. American Value	DWS Global Small Cap VIP (Class A)*
Invesco V.I. High Yield
Invesco V.I. Value Opportunities	Deutsche DWS Variable Series II*
DWS Global Income Builder VIP (Class A)*
AIM Variable Insurance Funds (Invesco Variable
Insurance Funds) (Series II)	Federated Insurance Series
Invesco V.I. American Franchise II	Federated Fund for U.S. Government Securities II
Invesco V.I. Core Equity II	Federated High Income Bond Fund II
Invesco V.I. Government Securities II	Federated Managed Volatility Fund II (Primary
Invesco V.I. Growth and Income II	Shares)*
Invesco V.I. Mid Cap Core Equity II
Invesco V.I. Mid Cap Growth II	Fidelity Variable Insurance Products Fund
Invesco V.I. Value Opportunities II	VIP Asset Manager
VIP Contrafund
Deutsche DWS Investments VIT Funds*	VIP Equity-Income
DWS Equity 500 Index VIP (Class B)*	VIP Government Money Market
DWS Small Cap Index VIP (Class B)*	VIP Growth
VIP Index 500
Deutsche DWS Variable Series I*	VIP Overseas
DWS Bond VIP (Class A)*

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

1. Organization (continued)

Fidelity Variable Insurance Products Fund (Service	MFS Variable Insurance Trust (continued)
Class 2)	MFS Research
VIP Asset Manager (Service Class 2)	MFS Total Return
VIP Contrafund (Service Class 2)
VIP Equity-Income (Service Class 2)	MFS Variable Insurance Trust (Service Class)
VIP Government Money Market (Service Class 2)	MFS High Yield (Service Class)
VIP Growth (Service Class 2)	MFS Investors Growth Stock Portfolio (Service Class)
VIP Index 500 (Service Class 2)	MFS Investors Trust (Service Class)
VIP Investment Grade Bond (Service Class 2)	MFS New Discovery Series (Service Class)
VIP Overseas (Service Class 2)	MFS Total Return (Service Class)
MFS Utilities (Service Class)
Goldman Sachs Variable Insurance Trust	MFS Value (Service Class)
VIT International Equity Insights*
VIT Mid Cap Value	Morgan Stanley Variable Insurance Fund, Inc.
VIT Small Cap Equity Insights	Morgan Stanley VIF Growth
Morgan Stanley VIF Mid Cap Growth
Janus Aspen Series
Janus Henderson VIT Balanced (Institutional Shares)	Morgan Stanley Variable Insurance Fund, Inc.
Janus Henderson VIT Enterprise (Institutional Shares)	(Class II)
Janus Henderson VIT Flexible Bond (Institutional Shares)	Morgan Stanley VIF Growth (Class II)
Janus Henderson VIT Forty (Institutional Shares)	Morgan Stanley VIF U.S. Real Estate (Class II)
Janus Henderson VIT Global Research (Institutional
Shares)	Oppenheimer Variable Account Funds (Service
Janus Henderson VIT Research (Institutional Shares)	Shares ("SS"))
Oppenheimer Discovery Mid Cap Growth (SS)
Janus Aspen Series (Service Shares)	Oppenheimer Global (SS)
Janus Henderson VIT Balanced (Service Shares)	Oppenheimer International Growth (SS)
Janus Henderson VIT Forty (Service Shares)	Oppenheimer Main Street Small Cap (SS)
Janus Henderson VIT Global Research (Service Shares)
Janus Henderson VIT Mid Cap Value (Service Shares)	PIMCO Variable Insurance Trust
Janus Henderson VIT Overseas (Service Shares)	PIMCO VIT International Bond (US Dollar-Hedged)*
PIMCO VIT Real Return
JPMorgan Insurance Trust	PIMCO VIT Total Return
JPMorgan IT Small Cap Core Portfolio
Putnam Variable Trust
Lazard Retirement Series, Inc.	VT High Yield
Lazard Retirement Emerging Markets Equity	VT International Value
Lazard Retirement International Equity
Rydex Variable Trust
Legg Mason Partners Variable Equity Trust	Guggenheim Long Short Equity
ClearBridge Variable Large Cap Value Portfolio I	Rydex NASDAQ-100

Legg Mason Partners Variable Income Trust	T. Rowe Price Equity Series, Inc.
Western Asset Variable Global High Yield Bond	T. Rowe Price Equity Income
Portfolio II	T. Rowe Price Mid-Cap Growth
T. Rowe Price New America Growth
MFS Variable Insurance Trust
MFS Growth	T. Rowe Price Equity Series, Inc. II
MFS Investors Trust	T. Rowe Price Blue Chip Growth II
MFS New Discovery	T. Rowe Price Equity Income II

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

1. Organization (continued)

T. Rowe Price International Series, Inc.	The Alger Portfolios (Class S) (continued)
T. Rowe Price International Stock	Alger Mid Cap Growth (Class S)
Alger Large Cap Growth (Class S)
The Alger Portfolios (Class 1-2)
Alger Capital Appreciation (Class 1-2)	VanEck VIP Trust
Alger Growth & Income (Class 1-2)	VanEck VIP Emerging Markets
Alger Large Cap Growth (Class 1-2)	VanEck VIP Global Hard Assets
Alger Mid Cap Growth (Class 1-2)
Alger Small Cap Growth (Class 1-2)	Wells Fargo Variable Trust
Wells Fargo VT Discovery
The Alger Portfolios (Class S)	Wells Fargo VT Opportunity
Alger Capital Appreciation (Class S)
* See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.
The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholders to the Fixed Account in which the contractholders’ deposits are included in the Lincoln Benefit general account assets and earn a fixed rate of return.
A contractholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.
Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying Funds may differ substantially.

2. Portfolio Changes
The following fund managers had name changes during the year ended December 31, 2018:

New fund manager name:	Former fund manager name:
Deutsche DWS Investments VIT Funds	Deutsche Variable Insurance Trust Funds
Deutsche DWS Variable Series I	Deutsche Variable Series I
Deutsche DWS Variable Series II	Deutsche Variable Series II
The following Funds had name changes during the year ended December 31, 2018:

New fund name:	Former fund name:
DWS Bond VIP (Class A)	Deutsche Bond VIP (Class A)
DWS Core Equity VIP (Class A)	Deutsche Core Equity VIP (Class A)
DWS CROCI® International VIP (Class A)	Deutsche CROCI® International VIP (Class A)
DWS Equity 500 Index VIP (Class B)	Deutsche Equity 500 Index VIP (Class B)
DWS Global Income Builder VIP (Class A)	Deutsche Global Income Builder VIP (Class A) II
DWS Global Small Cap VIP (Class A)	Deutsche Global Small Cap VIP (Class A)
DWS Small Cap Index VIP (Class B)	Deutsche Small Cap Index VIP (Class B)
Federated Managed Volatility Fund II (Primary Shares)	Federated Managed Volatility Fund II
PIMCO VIT International Bond (US Dollar-Hedged)	Foreign Bond (US Dollar Hedged)
VIT International Equity Insights	VIT Strategic International Equity

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

3. Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.
Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.
Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.
Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Funds. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.
Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2018. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations. Actual results could differ from those estimates.
Contracts in payout (annuitization) period - Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables, depending on the annuitization date. The assumed investment return varies by contract but falls within a minimum of 3.00% and a 3.50% maximum. The mortality risk is fully borne by Lincoln Benefit and may result in additional amounts being transferred into the Account by Lincoln Benefit to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Lincoln Benefit but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Lincoln Benefit. A payable is established for amounts payable to Lincoln Benefit from the sub-accounts that are not yet paid. The amounts are included in “Transfers among the sub-accounts and with the Fixed Account - net” on the Statements of Changes in Net Asset and in "Contracts in payout (annuitization) period" in the Statement of Net Assets.

4. Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.
Level 2: Assets whose values are based on the following:
(a) Quoted prices for similar assets in active markets;
(b) Quoted prices for identical or similar assets in markets that are not active; or
(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.
Level 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

4. Fair Value Measurements (continued)
In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-accounts can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds’ managers. The Account’s policy is to recognize the transfer of securities among the levels at the beginning of the reporting period. During the year ended December 31, 2018, there were no transfers between fair value levels.

5. Expenses
Withdrawal Charge - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge ranges from 7% to 8.5% in the early years of the contract and declines to 0% after a specified period depending upon the contract. These amounts are included in "Payments on terminations" on the Statements of Changes in Net Assets, but are remitted to Lincoln Benefit.
Mortality and Expense Risk Charge - Lincoln Benefit assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.15% to 2.60% per annum of the daily net assets of the Account, based on the rider options selected. The mortality and expense risk charge is recognized as a reduction in unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the Contracts and the cost of administering the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Lincoln Benefit guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder’s discretion, additional options may be purchased for an additional charge.
Administrative Expense Charge - Lincoln Benefit deducts administrative expense charges daily at a rate equal to 0.15% per annum of the average daily net assets of the Account for Investor’s Select and 0.10% for Consultant I, Consultant II, Consultant Solutions (Classic, Elite, Plus, Select), Premier Planner and LBL Advantage. The administrative expense charge is recognized as a reduction in unit values and reported on the Statement of Operations.
Contract Maintenance Charge - Lincoln Benefit deducts an annual maintenance charge on certain contracts on each contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. For Investor’s Select, the charge is $25 and will be waived if total deposits are $75,000 or more. For Consultant I, Consultant II and Premier Planner, the charge is $35 and will be waived if total deposits are $50,000 or more. For Consultant Solutions (Classic, Elite, Plus, Select), the charge is $40, reduced to $30 if total deposits are $2,000 or more, and waived in certain cases. The contract maintenance charge is recognized as a redemption of units and reported on the Statements of Changes in Net Assets.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

6. Purchases of Investments
The cost of investments purchased during the year ended December 31, 2018 was as follows:

Purchases
Investments in the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Sub-Accounts:
Invesco V.I. American Franchise	$19,566
Invesco V.I. American Value	1,425,449
Invesco V.I. High Yield	50,623
Invesco V.I. Value Opportunities	408,026
Investments in the AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)
Sub-Accounts:
Invesco V.I. American Franchise II	45,683
Invesco V.I. Core Equity II	163,706
Invesco V.I. Government Securities II	88,296
Invesco V.I. Growth and Income II	1,792,124
Invesco V.I. Mid Cap Core Equity II	552,216
Invesco V.I. Mid Cap Growth II	669,299
Invesco V.I. Value Opportunities II	262,838
Investments in the Deutsche DWS Investments VIT Funds* Funds Sub-Accounts:
DWS Equity 500 Index VIP (Class B)*	89,339
DWS Small Cap Index VIP (Class B)*	33,412
Investments in the Deutsche DWS Variable Series I* Sub-Accounts:
DWS Bond VIP (Class A)*	133,233
DWS Core Equity VIP (Class A)*	328,383
DWS CROCI® International VIP (Class A)*	27,601
DWS Global Small Cap VIP (Class A)*	438,457
Investment in the Deutsche DWS Variable Series II* Sub-Account:
DWS Global Income Builder VIP (Class A)*	599,942
Investments in the Federated Insurance Series Sub-Accounts:
Federated Fund for U.S. Government Securities II	530,322
Federated High Income Bond Fund II	1,256,839
Federated Managed Volatility Fund II (Primary Shares)*	272,520
Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
VIP Asset Manager	251,216
VIP Contrafund	3,249,978
VIP Equity-Income	1,257,617
VIP Government Money Market	8,877,277
VIP Growth	2,916,951
VIP Index 500	771,542
VIP Overseas	370,313
Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
VIP Asset Manager (Service Class 2)	113,252
VIP Contrafund (Service Class 2)	1,145,810
VIP Equity-Income (Service Class 2)	710,005
VIP Government Money Market (Service Class 2)	4,634,656
VIP Growth (Service Class 2)	1,048,266
VIP Index 500 (Service Class 2)	687,666
VIP Investment Grade Bond (Service Class 2)	479,855
VIP Overseas (Service Class 2)	589,722

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

6. Purchases of Investments (continued)

Purchases
Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
VIT International Equity Insights*	$91,394
VIT Mid Cap Value	273,910
VIT Small Cap Equity Insights	104,618
Investments in the Janus Aspen Series Sub-Accounts:
Janus Henderson VIT Balanced (Institutional Shares)	1,150,175
Janus Henderson VIT Enterprise (Institutional Shares)	1,292,327
Janus Henderson VIT Flexible Bond (Institutional Shares)	515,238
Janus Henderson VIT Forty (Institutional Shares)	265,110
Janus Henderson VIT Global Research (Institutional Shares)	409,675
Janus Henderson VIT Research (Institutional Shares)	684,138
Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
Janus Henderson VIT Balanced (Service Shares)	178,631
Janus Henderson VIT Forty (Service Shares)	438,005
Janus Henderson VIT Global Research (Service Shares)	4,705
Janus Henderson VIT Mid Cap Value (Service Shares)	467,126
Janus Henderson VIT Overseas (Service Shares)	314,013
Investment in the JPMorgan Insurance Trust Sub-Account:
JPMorgan IT Small Cap Core Portfolio	73,879
Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
Lazard Retirement Emerging Markets Equity	42,411
Lazard Retirement International Equity	13,945
Investment in the Legg Mason Partners Variable Equity Trust Sub-Account:
ClearBridge Variable Large Cap Value Portfolio I	496,851
Investment in the Legg Mason Partners Variable Income Trust Sub-Account:
Western Asset Variable Global High Yield Bond Portfolio II	375,907
Investments in the MFS Variable Insurance Trust Sub-Accounts:
MFS Growth	373,432
MFS Investors Trust	459,560
MFS New Discovery	1,045,407
MFS Research	156,809
MFS Total Return	472,811
Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
MFS High Yield (Service Class)	135,235
MFS Investors Growth Stock Portfolio (Service Class)	295,077
MFS Investors Trust (Service Class)	77,687
MFS New Discovery Series (Service Class)	367,549
MFS Total Return (Service Class)	272,396
MFS Utilities (Service Class)	31,085
MFS Value (Service Class)	226,660
Investments in the Morgan Stanley Variable Insurance Fund, Inc. Sub-Accounts:
Morgan Stanley VIF Growth	1,574,957
Morgan Stanley VIF Mid Cap Growth	266,785

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

6. Purchases of Investments (continued)

Purchases
Investments in the Morgan Stanley Variable Insurance Fund, Inc. (Class II) Sub-Accounts:
Morgan Stanley VIF Growth (Class II)	$2,440,483
Morgan Stanley VIF U.S. Real Estate (Class II)	424,214
Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS")) Sub-Accounts:
Oppenheimer Discovery Mid Cap Growth (SS)	404,878
Oppenheimer Global (SS)	538,143
Oppenheimer International Growth (SS)	57,191
Oppenheimer Main Street Small Cap (SS)	2,123,962
Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
PIMCO VIT International Bond (US Dollar-Hedged)*	420,690
PIMCO VIT Real Return	329,166
PIMCO VIT Total Return	1,674,457
Investments in the Putnam Variable Trust Sub-Accounts:
VT High Yield	96,047
VT International Value	84,654
Investments in the Rydex Variable Trust Sub-Accounts:
Guggenheim Long Short Equity	96,510
Rydex NASDAQ-100	42,959
Investments in the T. Rowe Price Equity Series, Inc. Sub-Accounts:
T. Rowe Price Equity Income	960,018
T. Rowe Price Mid-Cap Growth	1,142,591
T. Rowe Price New America Growth	1,417,571
Investments in the T. Rowe Price Equity Series, Inc. II Sub-Accounts:
T. Rowe Price Blue Chip Growth II	658,385
T. Rowe Price Equity Income II	1,329,923
Investment in the T. Rowe Price International Series, Inc. Sub-Account:
T. Rowe Price International Stock	479,384
Investments in The Alger Portfolios (Class 1-2) Sub-Accounts:
Alger Capital Appreciation (Class 1-2)	1,638,347
Alger Growth & Income (Class 1-2)	499,973
Alger Large Cap Growth (Class 1-2)	737,601
Alger Mid Cap Growth (Class 1-2)	1,141,463
Alger Small Cap Growth (Class 1-2)	187,035
Investments in The Alger Portfolios (Class S) Sub-Accounts:
Alger Capital Appreciation (Class S)	506,041
Alger Large Cap Growth (Class S)	1,847,635
Alger Mid Cap Growth (Class S)	495,254
Investments in the VanEck VIP Trust Sub-Accounts:
VanEck VIP Emerging Markets	93,271
VanEck VIP Global Hard Assets	32,173
Investments in the Wells Fargo Variable Trust Sub-Accounts:
Wells Fargo VT Discovery	450,443
Wells Fargo VT Opportunity	419,677

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2018.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights
Lincoln Benefit offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and unit values which in turn result in various expense and total return ratios.
In the table below, the units, the range of lowest to highest unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios, and the range of total returns are presented for each of the sub-accounts. Only rider options within each sub-account that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. These ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.
Items in the following table are notated as follows:

*
Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the beginning and end of the period is zero.

**
Expense Ratio - These amounts represent the range of annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the unit values. Charges made directly to contract holder accounts through the redemption of units and expenses of the underlying Fund have been excluded.

***
Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period unit value or the unit value on the effective date.

Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. American Franchise
2018	15	$15.04	—	16.39	$244	—%	1.35	—	2.05%	(5.60)	—	(4.93)%
2017	18	15.93	—	17.24	294	0.08	1.35	—	2.05	24.75	—	25.63
2016	19	12.77	—	13.73	248	—	1.35	—	2.05	0.18	—	0.89
2015	21	12.75	—	13.60	281	—	1.35	—	2.05	2.85	—	3.59
2014	23	12.39	—	13.13	293	0.03	1.35	—	2.05	6.22	—	6.98

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. American Value
2018	280	$21.67	—	24.44	$6,937	0.47%	1.25	—	2.05%	(14.44)	—	(13.74)%
2017	324	24.97	—	28.33	9,302	0.77	1.25	—	2.15	7.62	—	8.60
2016	371	23.21	—	26.09	9,928	0.34	1.25	—	2.15	13.02	—	14.06
2015	457	20.53	—	22.87	10,709	0.31	1.25	—	2.15	(11.08)	—	(10.26)
2014	528	23.09	—	25.48	13,873	0.45	1.25	—	2.15	7.39	—	8.39

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. High Yield
2018	34	17.37	—	19.31	602	4.85	1.35	—	1.95	(5.24)	—	(4.66)
2017	38	17.73	—	20.26	696	3.74	1.35	—	2.15	4.03	—	4.87
2016	47	17.05	—	19.32	827	4.21	1.35	—	2.15	8.83	—	9.72
2015	61	15.66	—	17.61	986	5.08	1.35	—	2.15	(5.25)	—	(4.47)
2014	81	16.53	—	18.43	1,369	4.41	1.35	—	2.15	(0.46)	—	0.35

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) - Invesco V.I. Value Opportunities
2018	194	12.29	—	13.86	2,565	0.32	1.25	—	2.05	(20.84)	—	(20.19)
2017	223	15.52	—	17.36	3,713	0.39	1.25	—	2.05	15.05	—	15.98
2016	251	13.49	—	14.97	3,606	0.38	1.25	—	2.05	15.92	—	16.87
2015	299	11.64	—	12.81	3,696	2.59	1.25	—	2.05	(12.24)	—	(11.52)
2014	354	13.26	—	14.48	4,963	1.30	1.25	—	2.05	4.43	—	5.29

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. American Franchise II
2018	28	15.41	—	17.79	477	—	1.35	—	2.30	(6.10)	—	(5.19)
2017	33	16.41	—	18.77	604	—	1.35	—	2.30	24.13	—	25.32
2016	38	13.22	—	14.98	549	—	1.35	—	2.30	(0.32)	—	0.64
2015	42	13.26	—	14.88	614	—	1.35	—	2.30	2.34	—	3.34
2014	62	12.96	—	14.40	874	—	1.35	—	2.30	5.68	—	6.71

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Core Equity II
2018	82	14.55	—	16.02	1,290	—	1.35	—	2.10	(11.51)	—	(10.84)
2017	102	16.05	—	17.97	1,805	0.81	1.35	—	2.30	10.30	—	11.36
2016	117	14.56	—	16.14	1,846	0.49	1.35	—	2.30	7.50	—	8.54
2015	163	13.54	—	14.87	2,388	0.87	1.35	—	2.30	(8.17)	—	(7.27)
2014	195	14.74	—	16.04	3,072	0.64	1.35	—	2.30	5.37	—	6.39

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Government Securities II
2018	109	10.31	—	11.81	1,257	1.79	1.35	—	2.25	(1.96)	—	(1.07)
2017	140	10.51	—	11.94	1,629	1.75	1.35	—	2.25	(0.55)	—	0.35
2016	169	10.57	—	11.90	1,952	1.68	1.35	—	2.25	(1.26)	—	(0.36)
2015	233	10.71	—	11.94	2,708	1.87	1.35	—	2.25	(2.19)	—	(1.29)
2014	285	10.95	—	12.10	3,364	2.76	1.35	—	2.25	1.54	—	2.48

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Growth and Income II
2018	475	18.27	—	22.43	9,908	1.71	1.25	—	2.30	(15.58)	—	(14.67)
2017	561	21.65	—	26.29	13,777	1.25	1.25	—	2.30	11.43	—	12.62
2016	667	19.43	—	23.34	14,580	0.84	1.25	—	2.30	16.69	—	17.95
2015	834	16.65	—	19.79	15,477	2.49	1.25	—	2.30	(5.54)	—	(4.51)
2014	1,012	17.62	—	20.72	19,710	1.42	1.25	—	2.30	7.44	—	8.60

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Mid Cap Core Equity II
2018	139	$16.38	—	18.92	$2,562	0.11%	1.35	—	2.30%	(13.63)	—	(12.80)%
2017	161	18.97	—	21.70	3,407	0.32	1.35	—	2.30	12.04	—	13.11
2016	188	16.93	—	19.19	3,515	—	1.35	—	2.30	10.57	—	11.64
2015	245	15.31	—	17.19	4,113	0.10	1.35	—	2.30	(6.48)	—	(5.57)
2014	312	16.38	—	18.20	5,550	—	1.35	—	2.30	1.77	—	2.76

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Mid Cap Growth II
2018	113	20.68	—	23.62	2,567	—	1.25	—	2.10	(7.85)	—	(7.05)
2017	128	22.45	—	25.42	3,120	—	1.25	—	2.10	19.60	—	20.63
2016	156	18.77	—	21.07	3,162	—	1.25	—	2.10	(1.53)	—	(0.67)
2015	176	19.06	—	21.21	3,613	—	1.25	—	2.10	(1.08)	—	(0.21)
2014	216	19.27	—	21.26	4,439	—	1.25	—	2.10	5.43	—	6.35

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II) - Invesco V.I. Value Opportunities II
2018	109	11.32	—	13.08	1,390	—	1.35	—	2.30	(21.20)	—	(20.44)
2017	113	14.37	—	16.44	1,809	0.02	1.35	—	2.30	14.55	—	15.65
2016	134	12.55	—	14.21	1,855	0.08	1.35	—	2.30	15.22	—	16.33
2015	162	10.89	—	12.22	1,937	2.15	1.35	—	2.30	(12.71)	—	(11.86)
2014	211	12.47	—	13.86	2,866	1.14	1.35	—	2.30	3.94	—	4.95

	Deutsche DWS Investments VIT Funds - DWS Equity 500 Index VIP (Class B)
2018	26	25.14	—	28.10	699	1.41	1.35	—	2.05	(6.89)	—	(6.23)
2017	31	27.00	—	29.97	891	1.40	1.35	—	2.05	18.60	—	19.44
2016	34	22.76	—	25.09	819	1.84	1.35	—	2.05	9.04	—	9.82
2015	40	20.87	—	22.85	884	1.40	1.35	—	2.05	(1.15)	—	(0.45)
2014	49	21.12	—	22.95	1,081	1.66	1.35	—	2.05	10.73	—	11.52

	Deutsche DWS Investments VIT Funds - DWS Small Cap Index VIP (Class B)
2018	7	27.47	—	30.71	219	0.73	1.35	—	2.05	(13.24)	—	(12.62)
2017	12	31.66	—	35.14	405	0.68	1.35	—	2.05	11.71	—	12.50
2016	13	28.34	—	31.24	393	0.81	1.35	—	2.05	18.24	—	19.08
2015	14	23.97	—	26.23	358	0.86	1.35	—	2.05	(6.81)	—	(6.14)
2014	19	25.72	—	27.95	517	0.76	1.35	—	2.05	2.33	—	3.06

	Deutsche DWS Variable Series I - DWS Bond VIP (Class A)
2018	134	13.58	—	15.37	2,002	4.58	1.25	—	1.80	(4.40)	—	(3.87)
2017	154	14.20	—	15.99	2,393	2.47	1.25	—	1.80	3.95	—	4.52
2016	167	13.66	—	15.29	2,484	5.28	1.25	—	1.80	4.04	—	4.62
2015	191	13.13	—	14.62	2,721	3.14	1.25	—	1.80	(2.07)	—	(1.53)
2014	225	13.41	—	14.85	3,275	3.71	1.25	—	1.80	4.73	—	5.31

	Deutsche DWS Variable Series I - DWS Core Equity VIP (Class A)
2018	44	17.99	—	22.08	862	1.73	1.25	—	1.80	(7.38)	—	(6.86)
2017	55	19.42	—	23.71	1,167	1.20	1.25	—	1.80	18.87	—	19.52
2016	65	16.34	—	19.84	1,156	1.74	1.25	—	1.80	8.51	—	9.11
2015	118	15.06	—	18.18	1,887	0.73	1.25	—	1.80	3.37	—	3.94
2014	85	14.57	—	17.49	1,336	1.08	1.25	—	1.80	9.83	—	10.44

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Deutsche DWS Variable Series I - DWS CROCI® International VIP (Class A)
2018	71	$6.61	—	10.26	$572	1.05%	1.25	—	1.80%	(15.93)	—	(15.46)%
2017	80	7.86	—	12.14	760	7.23	1.25	—	1.80	19.79	—	20.45
2016	89	6.56	—	10.08	716	10.02	1.25	—	1.80	(1.05)	—	(0.51)
2015	98	6.63	—	10.13	793	4.29	1.25	—	1.80	(7.17)	—	(6.66)
2014	145	7.14	—	10.85	1,276	1.91	1.25	—	1.80	(13.34)	—	(12.86)

	Deutsche DWS Variable Series I - DWS Global Small Cap VIP (Class A)
2018	94	14.41	—	28.80	1,881	0.29	1.25	—	1.80	(21.94)	—	(21.50)
2017	114	18.46	—	36.69	2,927	—	1.25	—	1.80	17.89	—	18.54
2016	167	15.66	—	30.95	3,480	0.37	1.25	—	1.80	(0.24)	—	0.31
2015	191	15.70	—	30.86	3,927	1.01	1.25	—	1.80	(0.64)	—	(0.10)
2014	224	15.80	—	30.89	4,632	0.86	1.25	—	1.80	(5.84)	—	(5.32)

	Deutsche DWS Variable Series II - DWS Global Income Builder VIP (Class A)
2018	144	14.72	—	15.87	2,218	3.81	1.25	—	1.80	(9.32)	—	(8.82)
2017	159	16.24	—	17.41	2,694	3.06	1.25	—	1.80	14.47	—	15.10
2016	180	14.19	—	15.13	2,658	4.10	1.25	—	1.80	4.91	—	5.49
2015	202	13.52	—	14.34	2,826	3.20	1.25	—	1.80	(3.20)	—	(2.67)
2014	226	13.97	—	14.73	3,264	3.09	1.25	—	1.80	1.98	—	2.54

	Federated Insurance Series - Federated Fund for U.S. Government Securities II
2018	317	14.44	—	16.60	5,122	2.41	1.25	—	1.80	(1.35)	—	(0.80)
2017	359	14.64	—	16.74	5,846	2.38	1.25	—	1.80	0.11	—	0.66
2016	393	14.62	—	16.63	6,383	2.65	1.25	—	1.80	(0.20)	—	0.35
2015	454	14.65	—	16.57	7,324	2.76	1.25	—	1.80	(1.28)	—	(0.73)
2014	546	14.84	—	16.69	8,901	2.90	1.25	—	1.80	2.76	—	3.32

	Federated Insurance Series - Federated High Income Bond Fund II
2018	200	21.60	—	23.18	4,828	7.96	1.25	—	1.80	(5.02)	—	(4.49)
2017	246	22.74	—	24.27	6,297	6.64	1.25	—	1.80	5.04	—	5.62
2016	305	21.65	—	22.98	7,364	6.51	1.25	—	1.80	12.78	—	13.40
2015	339	19.20	—	20.27	7,107	5.86	1.25	—	1.80	(4.31)	—	(3.78)
2014	416	20.06	—	21.07	9,009	6.49	1.25	—	1.80	0.86	—	1.42

	Federated Insurance Series - Federated Managed Volatility Fund II (Primary Shares)
2018	82	13.64	—	16.56	1,529	3.08	1.25	—	1.80	(10.14)	—	(9.64)
2017	99	15.17	—	18.33	2,016	3.97	1.25	—	1.80	16.01	—	16.65
2016	110	13.08	—	15.71	1,931	4.87	1.25	—	1.80	5.77	—	6.36
2015	131	12.37	—	14.78	2,135	4.66	1.25	—	1.80	(9.21)	—	(8.71)
2014	153	13.62	—	16.18	2,721	3.55	1.25	—	1.80	2.06	—	2.62

	Fidelity Variable Insurance Products Fund - VIP Asset Manager
2018	133	15.32	—	19.85	2,984	1.64	1.25	—	1.80	(7.05)	—	(6.53)
2017	151	16.49	—	21.23	3,611	1.86	1.25	—	1.80	12.08	—	12.69
2016	163	14.71	—	18.84	3,474	1.38	1.25	—	1.80	1.24	—	1.79
2015	188	14.53	—	18.51	3,954	1.56	1.25	—	1.80	(1.64)	—	(1.10)
2014	205	14.77	—	18.72	4,388	1.45	1.25	—	1.80	3.94	—	4.52

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Fidelity Variable Insurance Products Fund - VIP Contrafund
2018	735	$23.26	—	35.51	$24,102	0.69%	1.25	—	1.80%	(8.06)	—	(7.55)%
2017	852	25.30	—	38.41	30,097	0.99	1.25	—	1.80	19.71	—	20.37
2016	976	21.13	—	31.91	28,688	0.76	1.25	—	1.80	6.08	—	6.67
2015	1,126	19.92	—	29.92	31,018	0.98	1.25	—	1.80	(1.12)	—	(0.58)
2014	1,335	20.15	—	30.09	36,707	0.90	1.25	—	1.80	9.95	—	10.55

	Fidelity Variable Insurance Products Fund - VIP Equity-Income
2018	395	19.70	—	24.00	12,061	2.22	1.25	—	1.80	(9.94)	—	(9.44)
2017	438	21.88	—	26.50	14,701	1.65	1.25	—	1.80	10.89	—	11.50
2016	498	19.73	—	23.77	14,777	2.18	1.25	—	1.80	15.92	—	16.56
2015	554	17.02	—	20.39	14,339	3.07	1.25	—	1.80	(5.68)	—	(5.16)
2014	630	18.04	—	21.50	17,038	2.74	1.25	—	1.80	6.78	—	7.37

	Fidelity Variable Insurance Products Fund - VIP Government Money Market
2018	1,526	9.70	—	11.64	16,057	1.63	1.25	—	2.30	(0.68)	—	0.38
2017	1,677	9.77	—	11.60	17,525	0.69	1.25	—	2.30	(1.62)	—	(0.57)
2016	1,822	9.93	—	11.67	19,177	0.19	1.25	—	2.30	(1.04)	—	(0.68)
2015	966	10.04	—	11.79	10,999	0.03	1.25	—	1.80	(1.76)	—	(1.21)
2014	1,233	10.22	—	11.93	14,234	0.01	1.25	—	1.80	(1.77)	—	(1.23)

	Fidelity Variable Insurance Products Fund - VIP Growth
2018	578	14.73	—	26.88	14,862	0.24	1.25	—	1.80	(1.96)	—	(1.42)
2017	622	15.02	—	27.26	16,333	0.22	1.25	—	1.80	32.73	—	33.46
2016	672	11.32	—	20.43	13,437	0.04	1.25	—	1.80	(0.99)	—	(0.45)
2015	766	11.43	—	20.52	15,431	0.25	1.25	—	1.80	5.26	—	5.84
2014	869	10.86	—	19.39	16,344	0.18	1.25	—	1.80	9.31	—	9.92

	Fidelity Variable Insurance Products Fund - VIP Index 500
2018	898	17.43	—	25.79	19,732	1.82	1.25	—	1.80	(6.21)	—	(5.68)
2017	1,040	18.59	—	27.34	24,306	1.78	1.25	—	1.80	19.55	—	20.21
2016	1,126	15.55	—	22.75	21,792	1.39	1.25	—	1.80	9.87	—	10.47
2015	1,270	14.15	—	20.59	22,201	1.95	1.25	—	1.80	(0.47)	—	0.08
2014	1,427	14.22	—	20.57	25,018	1.54	1.25	—	1.80	11.54	—	12.16

	Fidelity Variable Insurance Products Fund - VIP Overseas
2018	281	10.86	—	16.77	4,219	1.50	1.25	—	1.80	(16.34)	—	(15.87)
2017	308	12.98	—	19.94	5,555	1.38	1.25	—	1.80	27.97	—	28.67
2016	382	10.14	—	15.49	5,227	1.28	1.25	—	1.80	(6.75)	—	(6.24)
2015	484	10.88	—	16.52	6,906	1.38	1.25	—	1.80	1.78	—	2.34
2014	548	10.69	—	16.15	7,597	1.34	1.25	—	1.80	(9.72)	—	(9.22)

	Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Asset Manager (Service Class 2)
2018	87	14.31	—	16.53	1,392	1.49	1.35	—	2.30	(7.78)	—	(6.89)
2017	89	15.52	—	17.76	1,535	1.61	1.35	—	2.30	11.15	—	12.21
2016	98	13.97	—	15.82	1,501	1.21	1.35	—	2.30	0.48	—	1.46
2015	111	13.90	—	15.60	1,693	1.28	1.35	—	2.30	(2.36)	—	(1.41)
2014	134	14.23	—	15.82	2,062	1.13	1.35	—	2.30	3.11	—	4.11

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Contrafund (Service Class 2)
2018	330	$22.36	—	26.42	$8,462	0.43%	1.35	—	2.45%	(8.93)	—	(7.91)%
2017	374	24.55	—	28.69	10,460	0.75	1.35	—	2.45	18.63	—	19.95
2016	474	20.69	—	23.92	11,056	0.57	1.35	—	2.45	5.10	—	6.28
2015	570	19.69	—	22.50	12,510	0.73	1.35	—	2.45	(2.04)	—	(0.94)
2014	737	20.44	—	22.72	16,363	0.66	1.35	—	2.30	9.09	—	10.15

	Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Equity-Income (Service Class 2)
2018	329	15.75	—	18.61	5,947	1.91	1.35	—	2.45	(10.78)	—	(9.78)
2017	394	17.65	—	20.63	7,919	1.41	1.35	—	2.45	9.91	—	11.13
2016	483	16.06	—	18.56	8,741	1.91	1.35	—	2.45	14.83	—	16.12
2015	650	13.99	—	16.34	10,147	2.80	1.35	—	2.45	(6.58)	—	(5.53)
2014	784	14.97	—	16.92	12,975	2.40	1.35	—	2.45	5.82	—	7.02

	Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Government Money Market (Service Class 2)
2018	842	8.48	—	9.79	7,965	1.39	1.35	—	2.30	(0.93)	—	0.02
2017	1,006	8.56	—	9.79	9,545	0.41	1.35	—	2.30	(1.87)	—	(0.93)
2016	1,188	8.72	—	9.88	11,380	0.01	1.35	—	2.30	(2.28)	—	(1.33)
2015	1,331	8.92	—	10.01	12,996	0.01	1.35	—	2.30	(2.29)	—	(1.34)
2014	1,699	9.13	—	10.15	16,838	0.01	1.35	—	2.30	(2.29)	—	(1.34)

	Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Growth (Service Class 2)
2018	172	20.81	—	24.03	4,470	0.05	1.35	—	2.30	(2.72)	—	(1.78)
2017	236	21.39	—	24.47	6,157	0.08	1.35	—	2.30	31.74	—	33.00
2016	242	16.23	—	18.39	4,831	—	1.35	—	2.30	(1.76)	—	(0.80)
2015	289	16.53	—	23.97	5,806	0.03	1.35	—	2.30	4.45	—	5.46
2014	365	15.82	—	17.58	6,923	—	1.35	—	2.30	8.46	—	9.51

	Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Index 500 (Service Class 2)
2018	481	20.26	—	23.39	10,929	1.49	1.35	—	2.30	(6.92)	—	(6.02)
2017	550	21.76	—	24.89	13,325	1.56	1.35	—	2.30	18.64	—	19.77
2016	673	18.34	—	20.78	13,597	1.24	1.35	—	2.30	9.02	—	10.08
2015	848	16.82	—	18.88	15,595	1.71	1.35	—	2.30	(1.24)	—	(0.28)
2014	1,036	17.04	—	18.93	19,143	1.32	1.35	—	2.30	10.68	—	11.76

	Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Investment Grade Bond (Service Class 2)
2018	526	12.10	—	13.97	7,348	2.24	1.35	—	2.30	(3.07)	—	(2.13)
2017	607	12.48	—	14.28	8,671	2.09	1.35	—	2.30	1.62	—	2.59
2016	747	12.28	—	13.92	10,489	2.09	1.35	—	2.30	2.08	—	3.07
2015	881	12.03	—	15.50	11,976	2.22	1.35	—	2.30	(3.13)	—	(2.19)
2014	1,068	12.42	—	13.80	14,832	1.75	1.35	—	2.30	3.19	—	4.19

	Fidelity Variable Insurance Products Fund (Service Class 2) - VIP Overseas (Service Class 2)
2018	400	13.12	—	15.16	5,921	1.23	1.35	—	2.30	(17.01)	—	(16.21)
2017	458	15.81	—	18.09	8,120	1.14	1.35	—	2.30	27.02	—	28.24
2016	592	12.45	—	14.11	8,191	1.12	1.35	—	2.30	(7.44)	—	(6.54)
2015	692	13.45	—	15.98	10,264	1.05	1.35	—	2.30	0.92	—	1.90
2014	906	13.33	—	14.81	13,199	0.99	1.35	—	2.30	(10.41)	—	(9.53)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Goldman Sachs Variable Insurance Trust - VIT International Equity Insights
2018	32	$10.88	—	11.31	$357	1.92%	1.40	—	1.60%	(17.62)	—	(17.45)%
2017	33	13.21	—	13.70	453	1.76	1.40	—	1.60	24.60	—	24.85
2016	43	10.60	—	10.97	466	1.88	1.40	—	1.60	(4.27)	—	(4.08)
2015	52	11.07	—	11.44	593	1.69	1.40	—	1.60	(0.55)	—	(0.35)
2014	58	11.13	—	11.48	655	3.40	1.40	—	1.60	(9.01)	—	(8.83)

	Goldman Sachs Variable Insurance Trust - VIT Mid Cap Value (sub-account launched on May 1, 2015)
2018	135	9.14	—	9.47	1,271	1.23	1.35	—	2.30	(12.52)	—	(11.67)
2017	155	10.45	—	10.72	1,658	0.69	1.35	—	2.30	8.53	—	9.58
2016	183	9.63	—	9.79	1,783	1.28	1.35	—	2.30	10.93	—	12.00
2015	224	8.68	—	8.74	1,952	0.85	1.35	—	2.30	(13.18)	—	(12.62)

	Goldman Sachs Variable Insurance Trust - VIT Small Cap Equity Insights
2018	18	30.49	—	31.68	568	0.46	1.40	—	1.60	(10.08)	—	(9.90)
2017	20	33.91	—	35.17	688	0.53	1.40	—	1.60	9.80	—	10.02
2016	22	30.88	—	31.96	689	1.05	1.40	—	1.60	21.25	—	21.49
2015	27	25.47	—	26.31	692	0.28	1.40	—	1.60	(3.68)	—	(3.49)
2014	31	26.44	—	27.26	850	0.72	1.40	—	1.60	5.23	—	5.44

	Janus Aspen Series - Janus Henderson VIT Balanced (Institutional Shares)
2018	488	22.01	—	35.67	17,065	2.13	1.25	—	1.80	(1.12)	—	(0.58)
2017	572	22.26	—	35.88	19,958	1.60	1.25	—	1.80	16.32	—	16.96
2016	660	19.13	—	30.68	20,110	2.15	1.25	—	1.80	2.74	—	3.31
2015	729	18.62	—	29.70	21,688	1.61	1.25	—	1.80	(1.17)	—	(0.63)
2014	798	18.85	—	29.88	23,894	1.72	1.25	—	1.80	6.57	—	7.16

	Janus Aspen Series - Janus Henderson VIT Enterprise (Institutional Shares)
2018	398	13.97	—	42.65	14,522	0.24	1.25	—	1.80	(2.20)	—	(1.66)
2017	435	14.29	—	43.37	16,386	0.25	1.25	—	1.80	25.15	—	25.84
2016	465	11.41	—	34.46	13,875	0.14	1.25	—	1.80	10.36	—	10.97
2015	519	10.34	—	31.06	13,860	0.65	1.25	—	1.80	2.17	—	2.74
2014	552	10.12	—	30.23	14,650	0.15	1.25	—	1.80	10.52	—	11.12

	Janus Aspen Series - Janus Henderson VIT Flexible Bond (Institutional Shares)
2018	226	18.65	—	21.37	4,762	3.05	1.25	—	1.80	(2.78)	—	(2.24)
2017	265	19.18	—	21.86	5,728	2.73	1.25	—	1.80	1.78	—	2.34
2016	319	18.85	—	21.36	6,670	2.76	1.25	—	1.80	0.64	—	1.20
2015	367	18.73	—	21.10	7,691	2.31	1.25	—	1.80	(1.56)	—	(1.02)
2014	414	19.02	—	21.32	8,777	3.36	1.25	—	1.80	3.06	—	3.63

	Janus Aspen Series - Janus Henderson VIT Forty (Institutional Shares)
2018	41	32.49	—	35.00	1,391	—	1.35	—	1.85	0.09	—	0.60
2017	51	32.46	—	34.79	1,742	—	1.35	—	1.85	27.92	—	28.56
2016	70	25.37	—	27.06	1,855	—	1.35	—	1.85	0.31	—	0.82
2015	88	25.00	—	26.84	2,317	—	1.35	—	1.95	10.03	—	10.71
2014	94	22.72	—	24.24	2,243	0.15	1.35	—	1.95	6.61	—	7.26

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Janus Aspen Series - Janus Henderson VIT Global Research (Institutional Shares)
2018	424	$9.08	—	17.69	$8,638	1.12%	1.25	—	1.80%	(8.54)	—	(8.03)%
2017	464	9.92	—	19.23	10,209	0.83	1.25	—	1.80	24.77	—	25.45
2016	504	7.95	—	15.33	8,906	1.06	1.25	—	1.80	0.25	—	0.80
2015	561	7.93	—	15.21	9,913	0.67	1.25	—	1.80	(4.03)	—	(3.50)
2014	631	8.27	—	15.76	11,437	1.06	1.25	—	1.80	5.53	—	6.11

	Janus Aspen Series - Janus Henderson VIT Research (Institutional Shares)
2018	345	12.58	—	23.75	9,669	0.54	1.25	—	1.80	(4.32)	—	(3.79)
2017	383	13.15	—	24.68	10,984	0.40	1.25	—	1.80	25.61	—	26.30
2016	427	10.47	—	19.54	9,634	0.52	1.25	—	1.80	(1.29)	—	(0.74)
2015	492	10.61	—	19.69	11,059	0.64	1.25	—	1.80	3.47	—	4.04
2014	521	10.25	—	18.93	11,507	0.35	1.25	—	1.80	10.98	—	11.59

	Janus Aspen Series (Service Shares) - Janus Henderson VIT Balanced (Service Shares)
2018	113	21.05	—	24.31	2,686	1.78	1.35	—	2.30	(1.88)	—	(0.93)
2017	140	21.45	—	24.54	3,340	1.38	1.35	—	2.30	15.44	—	16.55
2016	161	18.58	—	21.05	3,317	1.80	1.35	—	2.30	1.93	—	2.92
2015	227	18.23	—	20.45	4,524	1.36	1.35	—	2.30	(1.90)	—	(0.95)
2014	267	18.58	—	20.65	5,389	1.47	1.35	—	2.30	5.75	—	6.78

	Janus Aspen Series (Service Shares) - Janus Henderson VIT Forty (Service Shares)
2018	64	29.51	—	34.08	2,101	—	1.35	—	2.30	(0.62)	—	0.34
2017	71	29.69	—	33.97	2,329	—	1.35	—	2.30	27.03	—	28.25
2016	82	23.38	—	26.48	2,097	—	1.35	—	2.30	(0.40)	—	0.57
2015	98	23.47	—	26.33	2,512	—	1.35	—	2.30	9.36	—	10.43
2014	120	21.46	—	23.85	2,778	0.03	1.35	—	2.30	5.97	—	7.00

	Janus Aspen Series (Service Shares) - Janus Henderson VIT Global Research (Service Shares)
2018	23	12.80	—	14.48	348	0.95	1.35	—	2.05	(8.99)	—	(8.34)
2017	27	14.06	—	15.80	446	0.69	1.35	—	2.05	24.10	—	24.98
2016	34	11.33	—	12.64	433	0.93	1.35	—	2.05	(0.26)	—	0.45
2015	44	11.36	—	12.59	569	0.54	1.35	—	2.05	(4.53)	—	(3.85)
2014	48	11.90	—	13.09	649	0.92	1.35	—	2.05	4.98	—	5.73

	Janus Aspen Series (Service Shares) - Janus Henderson VIT Mid Cap Value (Service Shares)
2018	144	19.93	—	23.02	3,203	0.87	1.35	—	2.30	(15.80)	—	(14.99)
2017	164	23.67	—	27.08	4,328	0.62	1.35	—	2.30	11.04	—	12.10
2016	201	21.32	—	24.16	4,732	0.87	1.35	—	2.30	16.04	—	17.16
2015	263	18.37	—	20.62	5,284	1.07	1.35	—	2.30	(5.91)	—	(4.99)
2014	411	19.53	—	21.70	8,706	1.20	1.35	—	2.30	5.95	—	6.98

	Janus Aspen Series (Service Shares) - Janus Henderson VIT Overseas (Service Shares)
2018	178	8.70	—	10.76	1,814	1.63	1.25	—	2.30	(17.09)	—	(16.20)
2017	203	10.49	—	12.84	2,469	1.57	1.25	—	2.30	27.82	—	29.18
2016	211	8.20	—	9.94	1,986	4.34	1.25	—	2.30	(8.85)	—	(7.86)
2015	244	9.00	—	10.78	2,510	0.51	1.25	—	2.30	(10.90)	—	(9.94)
2014	304	10.10	—	11.97	3,475	3.06	1.25	—	2.30	(14.12)	—	(13.19)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	JPMorgan Insurance Trust - JPMorgan IT Small Cap Core Portfolio
2018	28	$27.89	—	28.98	$786	0.38%	1.40	—	1.60%	(13.34)	—	(13.16)%
2017	33	32.18	—	33.37	1,070	0.32	1.40	—	1.60	13.40	—	13.63
2016	34	28.38	—	29.37	977	0.50	1.40	—	1.60	18.31	—	18.55
2015	39	23.98	—	24.77	938	0.15	1.40	—	1.60	(6.79)	—	(6.60)
2014	44	25.73	—	26.52	1,136	0.14	1.40	—	1.60	7.86	—	8.07

	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity
2018	30	33.80	—	38.24	1,021	1.79	1.35	—	2.05	(20.23)	—	(19.66)
2017	33	42.37	—	47.60	1,424	1.64	1.35	—	2.05	25.22	—	26.11
2016	43	33.83	—	37.75	1,440	1.01	1.35	—	2.05	18.31	—	19.15
2015	51	28.60	—	31.68	1,459	1.06	1.35	—	2.05	(21.70)	—	(21.14)
2014	60	36.52	—	40.17	2,151	1.41	1.35	—	2.05	(6.59)	—	(5.92)

	Lazard Retirement Series, Inc. - Lazard Retirement International Equity
2018	14	12.27	—	12.75	169	1.45	1.40	—	1.60	(15.29)	—	(15.12)
2017	16	14.49	—	15.02	240	2.36	1.40	—	1.60	20.40	—	20.64
2016	21	12.03	—	12.45	257	1.13	1.40	—	1.60	(5.80)	—	(5.61)
2015	28	12.77	—	13.19	361	1.60	1.40	—	1.60	0.13	—	0.33
2014	32	12.76	—	13.15	414	1.37	1.40	—	1.60	(5.73)	—	(5.54)

	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio I
2018	226	13.99	—	21.93	4,481	1.42	1.25	—	2.10	(10.79)	—	(10.01)
2017	274	21.48	—	24.37	6,025	1.33	1.25	—	2.15	12.38	—	13.41
2016	312	19.12	—	21.49	6,087	1.44	1.25	—	2.15	10.58	—	11.60
2015	366	17.29	—	19.26	6,450	1.32	1.25	—	2.15	(4.96)	—	(4.07)
2014	489	13.05	—	20.07	8,826	2.00	1.25	—	2.30	9.14	—	10.32

	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio II
2018	249	15.30	—	17.67	4,277	4.71	1.35	—	2.30	(6.37)	—	(5.46)
2017	285	16.34	—	18.69	5,177	4.56	1.35	—	2.30	5.95	—	6.97
2016	339	15.42	—	17.47	5,780	5.31	1.35	—	2.30	12.71	—	13.80
2015	434	13.68	—	15.35	6,504	5.19	1.35	—	2.30	(8.24)	—	(7.35)
2014	548	14.91	—	16.57	8,882	5.86	1.35	—	2.30	(3.77)	—	(2.84)

	MFS Variable Insurance Trust - MFS Growth
2018	144	14.06	—	30.99	3,043	0.09	1.25	—	1.80	0.83	—	1.39
2017	168	13.94	—	30.57	3,531	0.10	1.25	—	1.80	29.07	—	29.78
2016	185	10.80	—	23.55	3,008	0.05	1.25	—	1.80	0.62	—	1.17
2015	171	10.74	—	23.28	2,885	0.15	1.25	—	1.80	5.64	—	6.22
2014	166	10.16	—	21.92	2,744	0.10	1.25	—	1.80	7.00	—	7.59

	MFS Variable Insurance Trust - MFS Investors Trust
2018	74	17.60	—	22.96	1,480	0.72	1.25	—	1.80	(7.18)	—	(6.67)
2017	64	18.96	—	24.60	1,396	0.72	1.25	—	1.80	21.15	—	21.82
2016	70	15.65	—	20.19	1,264	0.84	1.25	—	1.80	6.66	—	7.24
2015	83	14.67	—	18.83	1,398	0.89	1.25	—	1.80	(1.57)	—	(1.03)
2014	101	14.91	—	19.03	1,705	0.86	1.25	—	1.80	9.03	—	9.63

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	MFS Variable Insurance Trust - MFS New Discovery
2018	172	$18.85	—	43.68	$4,450	—%	1.25	—	1.80%	(3.24)	—	(2.71)%
2017	189	19.48	—	44.90	5,128	—	1.25	—	1.80	24.40	—	25.09
2016	212	15.66	—	35.89	4,659	—	1.25	—	1.80	7.11	—	7.70
2015	236	14.62	—	33.32	4,789	—	1.25	—	1.80	(3.64)	—	(3.10)
2014	269	15.17	—	34.39	5,613	—	1.25	—	1.80	(8.91)	—	(8.41)

	MFS Variable Insurance Trust - MFS Research
2018	48	15.80	—	25.08	1,056	0.68	1.25	—	1.80	(6.08)	—	(5.56)
2017	55	16.82	—	26.56	1,291	1.39	1.25	—	1.80	21.17	—	21.84
2016	59	13.88	—	21.80	1,153	0.65	1.25	—	1.80	6.80	—	7.39
2015	98	13.00	—	20.30	1,678	0.81	1.25	—	1.80	(0.99)	—	(0.45)
2014	78	13.13	—	20.39	1,389	0.85	1.25	—	1.80	8.24	—	8.83

	MFS Variable Insurance Trust - MFS Total Return
2018	257	20.36	—	24.83	5,738	2.16	1.25	—	1.80	(7.31)	—	(6.79)
2017	286	21.96	—	26.64	6,879	2.31	1.25	—	1.80	10.30	—	10.91
2016	335	19.91	—	24.02	7,328	2.94	1.25	—	1.80	7.15	—	7.74
2015	409	18.58	—	22.29	8,295	2.56	1.25	—	1.80	(2.15)	—	(1.61)
2014	496	18.99	—	22.65	10,290	1.94	1.25	—	1.80	6.56	—	7.15

	MFS Variable Insurance Trust (Service Class) - MFS High Yield (Service Class)
2018	101	14.90	—	17.21	1,694	5.32	1.35	—	2.30	(5.46)	—	(4.55)
2017	133	15.76	—	18.03	2,325	6.17	1.35	—	2.30	3.88	—	4.88
2016	148	15.17	—	17.19	2,467	6.51	1.35	—	2.30	11.04	—	12.12
2015	175	13.67	—	15.33	2,610	6.55	1.35	—	2.30	(6.62)	—	(5.71)
2014	224	14.63	—	16.26	3,548	4.87	1.35	—	2.30	0.18	—	1.15

	MFS Variable Insurance Trust (Service Class) - MFS Investors Growth Stock Portfolio (Service Class) (sub-account launched on March 27, 2015)
2018	109	21.03	—	24.29	2,574	0.33	1.35	—	2.30	(1.74)	—	(0.79)
2017	138	21.41	—	24.49	3,279	0.42	1.35	—	2.30	25.18	—	26.38
2016	191	17.10	—	19.37	3,616	0.36	1.35	—	2.30	3.41	—	4.42
2015	236	16.54	—	18.56	4,280	0.51	1.35	—	2.30	(3.36)	—	(2.65)

	MFS Variable Insurance Trust (Service Class) - MFS Investors Trust (Service Class)
2018	20	21.22	—	23.60	463	0.47	1.35	—	2.05	(7.64)	—	(6.99)
2017	23	22.98	—	25.37	567	0.53	1.35	—	2.05	20.52	—	21.37
2016	29	19.07	—	20.90	583	0.60	1.35	—	2.05	6.10	—	6.86
2015	47	17.97	—	19.56	903	0.65	1.35	—	2.05	(2.10)	—	(1.40)
2014	59	18.35	—	19.84	1,147	0.73	1.35	—	2.05	8.44	—	9.22

	MFS Variable Insurance Trust (Service Class) - MFS New Discovery Series (Service Class)
2018	78	20.93	—	24.10	1,883	—	1.35	—	2.15	(3.83)	—	(3.05)
2017	97	21.76	—	25.74	2,421	—	1.35	—	2.15	23.64	—	24.63
2016	110	17.60	—	20.66	2,215	—	1.35	—	2.15	6.47	—	7.33
2015	152	16.53	—	19.24	2,868	—	1.35	—	2.15	(4.25)	—	(3.47)
2014	180	17.26	—	19.94	3,527	—	1.35	—	2.15	(9.48)	—	(8.74)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	MFS Variable Insurance Trust (Service Class) - MFS Total Return (Service Class)
2018	146	$14.88	—	17.58	$2,487	1.94%	1.35	—	2.45%	(8.18)	—	(7.15)%
2017	179	16.20	—	18.93	3,288	2.16	1.35	—	2.45	9.30	—	10.52
2016	203	14.82	—	17.13	3,368	2.56	1.35	—	2.45	6.16	—	7.35
2015	262	13.96	—	15.96	4,072	2.28	1.35	—	2.45	(3.02)	—	(1.92)
2014	344	14.40	—	16.27	5,446	1.51	1.35	—	2.45	5.58	—	6.78

	MFS Variable Insurance Trust (Service Class) - MFS Utilities (Service Class)
2018	29	27.30	—	31.45	1,019	0.83	1.35	—	2.15	(1.36)	—	(0.56)
2017	34	27.68	—	31.62	1,206	4.00	1.35	—	2.15	12.05	—	12.95
2016	45	24.70	—	28.00	1,422	3.72	1.35	—	2.15	8.85	—	9.74
2015	57	22.69	—	25.51	1,663	4.17	1.35	—	2.15	(16.59)	—	(15.91)
2014	70	27.21	—	30.34	2,405	2.00	1.35	—	2.15	10.05	—	10.95

	MFS Variable Insurance Trust (Service Class) - MFS Value (Service Class)
2018	45	21.47	—	23.87	1,040	1.30	1.35	—	2.05	(12.20)	—	(11.57)
2017	49	24.45	—	27.00	1,287	1.66	1.35	—	2.05	14.96	—	15.77
2016	62	21.27	—	23.32	1,407	1.85	1.35	—	2.05	11.45	—	12.24
2015	83	19.09	—	20.77	1,694	2.01	1.35	—	2.05	(2.96)	—	(2.27)
2014	107	19.67	—	21.26	2,234	1.30	1.35	—	2.05	7.94	—	8.71

	Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Growth
2018	171	36.27	—	40.26	6,681	—	1.35	—	2.05	5.33	—	6.08
2017	194	33.96	—	37.95	7,156	—	1.35	—	2.15	40.09	—	41.22
2016	241	24.24	—	26.87	6,311	—	1.35	—	2.15	(3.75)	—	(2.96)
2015	289	25.18	—	27.69	7,844	—	1.35	—	2.15	9.83	—	10.72
2014	335	22.93	—	25.01	8,228	—	1.35	—	2.15	4.07	—	4.92

	Morgan Stanley Variable Insurance Fund, Inc. - Morgan Stanley VIF Mid Cap Growth
2018	39	25.83	—	26.84	1,042	—	1.40	—	1.60	8.88	—	9.10
2017	46	23.72	—	24.60	1,107	—	1.40	—	1.60	36.57	—	36.84
2016	57	17.37	—	17.98	1,018	—	1.40	—	1.60	(10.23)	—	(10.05)
2015	69	19.35	—	19.98	1,366	—	1.40	—	1.60	(7.39)	—	(7.21)
2014	77	20.89	—	21.54	1,642	—	1.40	—	1.60	0.35	—	0.55

	Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF Growth (Class II)
2018	78	32.68	—	37.45	2,894	—	1.35	—	2.25	4.88	—	5.84
2017	31	31.15	—	35.38	1,055	—	1.35	—	2.25	39.63	—	40.90
2016	63	22.31	—	25.11	1,558	—	1.35	—	2.25	(4.12)	—	(3.24)
2015	71	23.27	—	25.95	1,830	—	1.35	—	2.25	9.45	—	10.46
2014	93	21.26	—	23.50	2,166	—	1.35	—	2.25	3.70	—	4.66

	Morgan Stanley Variable Insurance Fund, Inc. (Class II) - Morgan Stanley VIF U.S. Real Estate (Class II)
2018	227	20.86	—	24.09	5,330	2.45	1.35	—	2.30	(10.09)	—	(9.22)
2017	251	23.20	—	26.54	6,523	1.24	1.35	—	2.30	0.52	—	1.49
2016	284	23.08	—	26.15	7,285	1.06	1.35	—	2.30	4.10	—	5.11
2015	347	22.17	—	33.21	8,472	1.14	1.35	—	2.30	(0.42)	—	0.55
2014	431	22.26	—	24.74	10,488	1.21	1.35	—	2.30	26.45	—	27.68

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Discovery Mid Cap Growth (SS)
2018	50	$18.67	—	20.02	$977	—%	1.35	—	1.85%	(8.04)	—	(7.58)%
2017	48	19.92	—	21.66	1,023	—	1.35	—	2.00	25.90	—	26.73
2016	61	15.82	—	17.09	1,017	—	1.35	—	2.00	0.04	—	0.70
2015	79	15.30	—	16.97	1,309	—	1.35	—	2.30	3.90	—	4.91
2014	102	14.73	—	16.17	1,620	—	1.35	—	2.30	3.10	—	4.10

	Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Global (SS)
2018	141	19.52	—	22.54	3,079	0.76	1.35	—	2.30	(15.39)	—	(14.57)
2017	151	23.07	—	26.39	3,889	0.74	1.35	—	2.30	33.21	—	34.49
2016	189	17.32	—	19.62	3,616	0.76	1.35	—	2.30	(2.45)	—	(1.50)
2015	230	17.75	—	19.92	4,461	1.06	1.35	—	2.30	1.29	—	2.27
2014	290	17.53	—	19.48	5,513	0.88	1.35	—	2.30	(0.29)	—	0.68

	Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer International Growth (SS)
2018	39	16.47	—	18.97	727	0.58	1.35	—	2.15	(21.28)	—	(20.64)
2017	47	20.92	—	23.90	1,104	1.21	1.35	—	2.15	23.75	—	24.74
2016	54	16.91	—	19.16	1,032	0.80	1.35	—	2.15	(4.80)	—	(4.03)
2015	65	17.76	—	19.97	1,297	0.93	1.35	—	2.15	0.89	—	1.71
2014	73	17.60	—	19.63	1,440	0.94	1.35	—	2.15	(9.15)	—	(8.41)

	Oppenheimer Variable Account Funds (Service Shares ("SS")) - Oppenheimer Main Street Small Cap (SS)
2018	429	21.32	—	29.06	11,159	0.06	1.25	—	2.30	(12.60)	—	(11.66)
2017	506	24.40	—	32.89	14,935	0.64	1.25	—	2.30	11.31	—	12.50
2016	587	21.92	—	29.24	15,396	0.24	1.25	—	2.30	14.97	—	16.21
2015	713	19.06	—	25.16	16,059	0.64	1.25	—	2.30	(8.25)	—	(7.26)
2014	898	20.78	—	27.13	21,797	0.63	1.25	—	2.30	9.09	—	10.27

	PIMCO Variable Insurance Trust - PIMCO VIT International Bond (US Dollar-Hedged)
2018	298	15.02	—	18.87	5,232	1.30	1.25	—	2.30	(0.23)	—	0.85
2017	375	15.05	—	18.71	6,544	4.41	1.25	—	2.30	0.42	—	1.49
2016	443	14.99	—	18.43	7,666	1.40	1.25	—	2.30	4.03	—	5.16
2015	524	14.41	—	17.53	8,666	2.81	1.25	—	2.30	(2.01)	—	(0.95)
2014	678	14.70	—	17.70	11,325	1.80	1.25	—	2.30	8.60	—	9.78

	PIMCO Variable Insurance Trust - PIMCO VIT Real Return
2018	379	12.11	—	13.99	5,151	2.47	1.35	—	2.30	(4.46)	—	(3.53)
2017	465	12.68	—	14.50	6,544	2.37	1.35	—	2.30	1.29	—	2.26
2016	540	12.51	—	14.18	7,464	2.22	1.35	—	2.30	2.78	—	3.78
2015	663	12.18	—	14.52	8,834	3.67	1.35	—	2.30	(4.94)	—	(4.02)
2014	842	12.81	—	14.23	11,718	1.43	1.35	—	2.30	0.72	—	1.70

	PIMCO Variable Insurance Trust - PIMCO VIT Total Return
2018	1,237	13.76	—	17.80	20,882	2.53	1.25	—	2.30	(2.82)	—	(1.77)
2017	1,425	14.16	—	18.12	24,525	2.02	1.25	—	2.30	2.52	—	3.62
2016	1,619	13.81	—	17.49	26,968	2.08	1.25	—	2.30	0.32	—	1.40
2015	1,983	13.76	—	17.24	32,566	4.74	1.25	—	2.30	(1.86)	—	(0.80)
2014	2,457	14.03	—	17.38	40,789	2.14	1.25	—	2.30	1.88	—	2.98

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Putnam Variable Trust - VT High Yield
2018	46	$20.73	—	23.46	$1,051	5.80%	1.35	—	2.05%	(6.03)	—	(5.37)%
2017	55	22.06	—	24.79	1,319	5.71	1.35	—	2.05	4.80	—	5.54
2016	68	21.05	—	23.49	1,542	6.53	1.35	—	2.05	13.19	—	13.99
2015	80	18.60	—	20.60	1,596	7.26	1.35	—	2.05	(7.29)	—	(6.63)
2014	91	20.06	—	22.07	1,950	6.97	1.35	—	2.05	(0.52)	—	0.19

	Putnam Variable Trust - VT International Value
2018	62	12.99	—	14.99	893	2.16	1.25	—	1.95	(19.22)	—	(18.64)
2017	81	16.08	—	18.43	1,431	1.50	1.25	—	1.95	22.28	—	23.15
2016	88	13.15	—	14.96	1,253	2.38	1.25	—	1.95	(0.86)	—	(0.15)
2015	104	13.26	—	14.98	1,499	1.37	1.25	—	1.95	(3.91)	—	(3.22)
2014	126	13.80	—	15.48	1,881	1.48	1.25	—	1.95	(11.25)	—	(10.61)

	Rydex Variable Trust - Guggenheim Long Short Equity
2018	33	11.88	—	13.72	449	—	1.35	—	2.30	(14.94)	—	(14.12)
2017	41	13.97	—	15.98	674	0.34	1.35	—	2.30	12.23	—	13.31
2016	54	12.45	—	14.10	782	—	1.35	—	2.30	(1.65)	—	(0.70)
2015	68	12.66	—	18.25	986	—	1.35	—	2.30	(1.07)	—	(0.11)
2014	86	12.79	—	14.22	1,235	—	1.35	—	2.30	0.43	—	1.41

	Rydex Variable Trust - Rydex NASDAQ-100
2018	46	24.99	—	27.78	882	—	1.35	—	1.95	(3.73)	—	(3.14)
2017	50	25.96	—	28.68	1,009	—	1.35	—	1.95	28.58	—	29.36
2016	56	20.19	—	22.17	854	—	1.35	—	1.95	3.92	—	4.55
2015	62	19.43	—	21.21	894	—	1.35	—	1.95	6.13	—	6.78
2014	80	18.31	—	19.86	1,061	—	1.35	—	1.95	15.16	—	15.86

	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income
2018	274	23.57	—	27.86	6,948	1.98	1.25	—	1.80	(11.12)	—	(10.63)
2017	321	26.52	—	31.17	9,102	1.65	1.25	—	1.80	13.96	—	14.58
2016	393	23.27	—	27.20	9,746	2.25	1.25	—	1.80	17.05	—	17.69
2015	411	19.88	—	23.11	8,728	1.74	1.25	—	1.80	(8.52)	—	(8.01)
2014	510	21.73	—	25.13	11,806	1.71	1.25	—	1.80	5.46	—	6.04

	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth
2018	172	36.15	—	59.17	7,624	—	1.25	—	1.80	(3.79)	—	(3.25)
2017	209	37.57	—	61.16	9,553	—	1.25	—	1.80	22.56	—	23.23
2016	234	30.66	—	49.63	8,815	—	1.25	—	1.80	4.37	—	4.94
2015	268	29.38	—	47.30	9,631	—	1.25	—	1.80	4.66	—	5.24
2014	315	28.07	—	44.94	10,753	—	1.25	—	1.80	11.10	—	11.71

	T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth
2018	149	21.99	—	29.81	3,867	0.17	1.25	—	1.80	(0.66)	—	(0.11)
2017	140	22.14	—	29.84	3,670	0.11	1.25	—	1.80	32.04	—	32.76
2016	145	16.77	—	22.48	2,895	0.04	1.25	—	1.80	(0.50)	—	0.05
2015	148	16.85	—	22.46	2,978	—	1.25	—	1.80	6.66	—	7.25
2014	161	15.80	—	20.95	3,024	—	1.25	—	1.80	7.38	—	7.98

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	T. Rowe Price Equity Series, Inc. II - T. Rowe Price Blue Chip Growth II
2018	245	$25.34	—	29.95	$7,096	—%	1.35	—	2.45%	(0.84)	—	0.27%
2017	366	25.56	—	29.87	10,675	—	1.35	—	2.45	32.53	—	34.00
2016	392	19.28	—	22.29	8,494	—	1.35	—	2.45	(1.92)	—	(0.82)
2015	460	19.66	—	22.47	10,078	—	1.35	—	2.45	8.08	—	9.30
2014	645	18.50	—	20.56	12,944	—	1.35	—	2.30	6.34	—	7.37

	T. Rowe Price Equity Series, Inc. II - T. Rowe Price Equity Income II
2018	444	17.08	—	19.73	8,502	1.73	1.35	—	2.30	(11.77)	—	(10.92)
2017	516	19.36	—	22.15	11,113	1.48	1.35	—	2.30	13.09	—	14.17
2016	628	17.12	—	19.40	11,869	1.96	1.35	—	2.30	16.13	—	17.25
2015	784	14.74	—	16.55	12,654	1.50	1.35	—	2.30	(9.24)	—	(8.36)
2014	971	16.25	—	18.05	17,127	1.46	1.35	—	2.30	4.64	—	5.66

	T. Rowe Price International Series, Inc. - T. Rowe Price International Stock
2018	168	10.53	—	15.66	2,121	1.27	1.25	—	1.80	(15.74)	—	(15.28)
2017	193	12.49	—	18.48	2,928	1.14	1.25	—	1.80	25.61	—	26.30
2016	201	9.95	—	14.63	2,437	1.00	1.25	—	1.80	0.31	—	0.86
2015	230	9.92	—	14.51	2,751	0.94	1.25	—	1.80	(2.67)	—	(2.13)
2014	264	10.19	—	14.83	3,203	0.96	1.25	—	1.80	(3.00)	—	(2.47)

	The Alger Portfolios (Class 1-2) - Alger Capital Appreciation (Class 1-2)
2018	243	19.65	—	47.22	8,027	0.08	1.25	—	1.80	(1.89)	—	(1.35)
2017	277	20.03	—	47.87	9,324	0.16	1.25	—	1.80	28.75	—	29.46
2016	334	15.55	—	36.98	8,469	0.18	1.25	—	1.80	(1.28)	—	(0.74)
2015	410	15.76	—	37.25	10,425	0.08	1.25	—	1.80	4.30	—	4.87
2014	515	15.11	—	35.52	12,123	0.09	1.25	—	1.80	11.72	—	12.34

	The Alger Portfolios (Class 1-2) - Alger Growth & Income (Class 1-2)
2018	198	13.98	—	26.23	4,147	1.65	1.25	—	1.80	(6.32)	—	(5.80)
2017	221	14.93	—	27.85	4,961	1.50	1.25	—	1.80	19.16	—	19.82
2016	242	12.52	—	23.24	4,538	1.73	1.25	—	1.80	8.28	—	8.88
2015	267	11.57	—	21.35	4,565	1.68	1.25	—	1.80	(0.82)	—	(0.28)
2014	296	11.66	—	21.40	5,096	2.17	1.25	—	1.80	10.51	—	11.12

	The Alger Portfolios (Class 1-2) - Alger Large Cap Growth (Class 1-2)
2018	168	13.76	—	24.68	3,418	—	1.25	—	1.80	0.37	—	0.93
2017	199	13.71	—	24.46	3,951	—	1.25	—	1.80	26.18	—	26.87
2016	225	10.87	—	19.28	3,531	—	1.25	—	1.80	(2.59)	—	(2.06)
2015	289	11.16	—	19.68	4,539	—	1.25	—	1.80	(0.10)	—	0.45
2014	344	11.17	—	19.59	5,288	0.15	1.25	—	1.80	9.01	—	9.61

	The Alger Portfolios (Class 1-2) - Alger Mid Cap Growth (Class 1-2)
2018	278	16.83	—	32.06	6,394	—	1.25	—	1.80	(9.11)	—	(8.60)
2017	322	18.52	—	35.08	8,127	—	1.25	—	1.80	27.48	—	28.18
2016	364	14.53	—	27.36	7,299	—	1.25	—	1.80	(0.82)	—	(0.28)
2015	421	14.65	—	27.44	8,453	—	1.25	—	1.80	(3.32)	—	(2.79)
2014	490	15.15	—	28.23	10,036	—	1.25	—	1.80	6.08	—	6.67

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	The Alger Portfolios (Class 1-2) - Alger Small Cap Growth (Class 1-2)
2018	184	$14.20	—	25.03	$3,728	—%	1.25	—	1.80%	(0.38)	—	0.17%
2017	205	14.26	—	24.99	4,195	—	1.25	—	1.80	26.44	—	27.14
2016	251	11.27	—	19.65	4,024	—	1.25	—	1.80	4.35	—	4.92
2015	294	10.80	—	18.73	4,458	—	1.25	—	1.80	(5.04)	—	(4.52)
2014	348	11.38	—	19.62	5,584	—	1.25	—	1.80	(1.36)	—	(0.81)

	The Alger Portfolios (Class S) - Alger Capital Appreciation (Class S)
2018	64	30.72	—	35.47	2,200	—	1.35	—	2.30	(2.66)	—	(1.72)
2017	73	31.55	—	36.09	2,567	—	1.35	—	2.30	27.75	—	28.98
2016	82	24.70	—	27.98	2,253	—	1.35	—	2.30	(2.08)	—	(1.13)
2015	95	25.22	—	28.30	2,637	—	1.35	—	2.30	3.48	—	4.48
2014	111	24.38	—	27.09	2,938	—	1.35	—	2.30	10.84	—	11.91

	The Alger Portfolios (Class S) - Alger Large Cap Growth (Class S)
2018	159	19.06	—	22.01	3,662	—	1.35	—	2.30	(0.61)	—	0.35
2017	137	19.17	—	21.93	3,209	—	1.35	—	2.30	25.03	—	26.23
2016	278	15.33	—	17.37	5,054	—	1.35	—	2.30	(3.47)	—	(2.53)
2015	297	15.89	—	22.64	5,588	—	1.35	—	2.30	(0.10)	—	(0.02)
2014	339	16.04	—	17.83	6,381	—	1.35	—	2.30	8.02	—	9.07

	The Alger Portfolios (Class S) - Alger Mid Cap Growth (Class S)
2018	147	16.24	—	18.76	2,671	—	1.35	—	2.30	(9.91)	—	(9.04)
2017	175	18.03	—	20.63	3,500	—	1.35	—	2.30	26.23	—	27.44
2016	221	14.28	—	16.18	3,486	—	1.35	—	2.30	(1.82)	—	(0.87)
2015	256	14.55	—	16.33	4,083	—	1.35	—	2.30	(4.15)	—	(3.22)
2014	307	15.18	—	16.87	5,059	—	1.35	—	2.30	5.11	—	6.13

	VanEck VIP Trust - VanEck VIP Emerging Markets
2018	45	21.87	—	25.84	1,116	0.31	1.35	—	2.45	(25.36)	—	(24.52)
2017	51	29.30	—	34.23	1,698	0.47	1.35	—	2.45	47.37	—	49.00
2016	65	19.88	—	22.98	1,461	0.49	1.35	—	2.45	(2.34)	—	(1.25)
2015	75	20.36	—	23.27	1,698	0.62	1.35	—	2.45	(16.10)	—	(15.15)
2014	100	24.26	—	27.42	2,677	0.59	1.35	—	2.30	(2.71)	—	(1.76)

	VanEck VIP Trust - VanEck VIP Global Hard Assets
2018	68	13.98	—	16.14	1,051	—	1.35	—	2.30	(29.93)	—	(29.25)
2017	77	19.95	—	22.82	1,687	—	1.35	—	2.30	(3.94)	—	(3.02)
2016	92	20.77	—	23.53	2,084	0.40	1.35	—	2.30	40.41	—	41.78
2015	99	14.79	—	16.60	1,588	0.04	1.35	—	2.30	(34.98)	—	(34.35)
2014	126	22.75	—	25.28	3,082	0.11	1.35	—	2.30	(20.97)	—	(20.20)

	Wells Fargo Variable Trust - Wells Fargo VT Discovery
2018	84	29.16	—	31.45	2,540	—	1.25	—	1.80	(8.73)	—	(8.22)
2017	96	31.95	—	34.27	3,167	—	1.25	—	1.80	26.83	—	27.53
2016	111	25.19	—	26.87	2,871	—	1.25	—	1.80	5.73	—	6.31
2015	132	23.83	—	25.28	3,237	—	1.25	—	1.80	(3.22)	—	(2.69)
2014	146	24.62	—	25.97	3,683	—	1.25	—	1.80	(1.44)	—	(0.89)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Wells Fargo Variable Trust - Wells Fargo VT Opportunity
2018	141	$21.85	—	$23.56	$3,197	0.19%	1.25	—	1.80%	(8.81)	—	(8.31)%
2017	168	23.96	—	25.69	4,170	0.67	1.25	—	1.80	18.30	—	18.95
2016	196	20.25	—	21.60	4,089	1.97	1.25	—	1.80	10.23	—	10.84
2015	213	18.37	—	19.49	4,023	0.13	1.25	—	1.80	(4.81)	—	(4.29)
2014	253	19.30	—	20.36	5,015	0.06	1.25	—	1.80	8.45	—	9.05

Lincoln Benefit Life Company

(A Wholly-Owned subsidiary of LBL HoldCo II, Inc.)

Financial Statements as of December 31, 2018 and December 31, 2017 and for the years ended December 31, 2018, 2017 and 2016 and Reports of Independent Registered Public Accounting Firms

Lincoln Benefit Life Company

(A Wholly-Owned subsidiary of LBL HoldCo II, Inc.)

Index

December 31, 2018

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of Lincoln Benefit Life Company and its subsidiary (a wholly-owned subsidiary of LBL HoldCo II, Inc.) as of December 31, 2018 for the related consolidated statement of operations and comprehensive income (loss), shareholder’s equity, and cash flows for the period ended December 31, 2018, and the related notes and Schedule I Summary of Investments Other than Investments in Related Parties and Schedule IV – Reinsurance (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018, and the results of its operations and its cash flows for the the period ended December 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audit provides a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Chicago, Illinois

April 1, 2019

We have served as the Company’s auditor since 2018.

1

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of Lincoln Benefit Life Company and its subsidiaries (a wholly-owned subsidiary of LBL HoldCo II, Inc.) as of December 31, 2017, and the related consolidated statements of operations and comprehensive income (loss), of shareholder’s equity, and of cash flows for each of the two years in the period ended December 31, 2017, including the related notes and schedule of summary of investments – other than investments in related parties as of December 31, 2017 and schedule of reinsurance for each of the two years in the period ended December 31, 2017 listed in the accompanying index (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017, and the results of their operations and their cash flows for each of the two years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 2, 2018

We served as the Company’s auditor from 2014 to 2018.

2

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Consolidated Balance Sheets

December 31, 2018 and December 31, 2017

($ in thousands, except par value data and share amounts)

	December 31, 2018	December 31, 2017
ASSETS
Fixed maturities, available-for-sale, at estimated fair value (amortized cost $7,716,912 and $8,161,592, respectively)	$7,404,274	$8,414,961
Fixed maturities, trading, at estimated fair value	197,651	97,819
Fixed maturities, at estimated fair value using fair value option	10,028	12,095
Common stocks, at estimated fair value	6,988	8,152
Commercial mortgage loans	853,073	1,043,187
Policy loans	176,782	178,437
Short-term investments	269,016	190,376
Other invested assets	2,976	21,183

Total Investments	$8,920,788	$9,966,210
Cash and cash equivalents	6,177	78,801
Accrued investment income	92,713	96,354
Reinsurance recoverables	6,659,910	6,501,700
Valuation of business acquired	154,270	135,031
Deposit receivable	1,029,679	1,111,571
Other assets	758,752	714,007
Current income tax	28,938	197
Separate account assets	1,266,912	1,460,380

Total Assets	$18,918,139	$20,064,251

LIABILITIES
Future policy benefits and other policyholder liabilities	5,460,113	5,510,050
Policyholders’ account balances	10,157,907	10,676,911
Accrued expenses and other liabilities	85,287	94,543
Modified coinsurance payable	1,029,679	1,111,571
Other long-term debt - affiliate	736,500	695,000
Deferred tax liability, net	31,600	24,585
Separate account liabilities	1,266,912	1,460,380

Total Liabilities	$18,767,998	$19,573,040

COMMITMENTS AND CONTINGENCIES (NOTE 12)
SHAREHOLDER’S EQUITY
Common stock, $100 par value, 30,000 shares authorized, 25,000 shares issued and outstanding	2,500	2,500
Additional paid-in capital	593,558	593,558
Accumulated other comprehensive income (loss)	(195,958)	72,816
Retained earnings (deficit)	(249,959)	(177,663)

Total Shareholder’s Equity	$150,141	$491,211

Total Liabilities and Shareholder’s Equity	$18,918,139	$20,064,251

See Notes to the Consolidated Financial Statements

3

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Consolidated Statements of Operations and Comprehensive Income (Loss)

For the Years Ended December 31, 2018, 2017 and 2016

($ in thousands)

	2018	2017	2016
Revenues
Premiums earned	$9,499	$3,156	$16,592
Fee income from policyholders	341,729	346,180	346,027
Net investment income	380,812	401,113	397,083
Realized investment (losses) gains, net	(53,295)	38,123	73,720

Total revenues	$678,745	$788,572	$833,422

Expenses
Policyholders’ benefits	412,501	439,910	449,118
Return credited to policyholders’ account balances	264,043	277,077	269,488
Operating and acquisition expenses	76,783	77,654	68,716

Total expenses	$753,327	$794,641	$787,322

Income (loss) before federal income tax	$(74,582)	$(6,069)	$46,100
Federal income tax expense (benefit)
Current	(24,739)	6,853	17,121
Deferred	(2,105)	(22,666)	(2,474)

Total income tax expense (benefit)	(26,844)	(15,813)	14,647

NET INCOME (LOSS)	$(47,738)	$9,744	$31,453

Other comprehensive (loss) income, before tax
Net unrealized investment gains (losses):
Unrealized investment gains (losses) for the period	$(263,944)	$153,920	$100,439
Reclassification adjustment for (gains) losses included in net income	5,268	(6,001)	(81,920)
Noncredit component of other-than-temporary losses	—	—	—

Net unrealized investment gains (losses)	(269,212)	159,921	182,359

Other comprehensive (loss) income, before tax
Less: Income tax (benefit) related to:
Unrealized investment gains (losses) for the period	13,109	48,837	35,156
Reclassification adjustment for (gains) losses included in net income	(3,989)	2,100	28,672
Noncredit component of other-than-temporary losses	—	—	—

Net unrealized investment gains (losses)	9,120	50,937	63,828

Other comprehensive (loss) income	(278,332)	108,984	118,531

Comprehensive income (loss)	$(326,070)	$118,728	$149,984

See Notes to the Consolidated Financial Statements

4

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Consolidated Statements of Shareholder’s Equity

For the Years Ended December 31, 2018, 2017 and 2016

($ in thousands, except par value data and share amounts)

	Common Stock		Additional Paid-In Capital	Retained Earnings	Accumulated Other Other Comprehensive Income (Loss)	Total Shareholder’s Equity
	Shares	Amount
Balance, December 31, 2015	25,000	$2,500	$593,558	$(106,860)	$(154,699)	$334,499
Dividends to shareholder	—	—	—	(42,000)	—	(42,000)
Comprehensive income (loss)
Net income (loss)	—	—	—	31,453	—	31,453
Other comprehensive income (loss), net of tax	—	—	—	—	118,531	118,531

Total comprehensive income (loss)						149,984

Balance, December 31, 2016	25,000	$2,500	$593,558	$(117,407)	$(36,168)	$442,483
Dividends to shareholder	—	—	—	(70,000)	—	(70,000)
Comprehensive income (loss)
Net income (loss)	—	—	—	9,744	—	9,744
Other comprehensive income (loss), net of tax	—	—	—	—	108,984	108,984

Total comprehensive income (loss)						118,728

Balance, December 31, 2017	25,000	$2,500	$593,558	$(177,663)	$72,816	$491,211
Dividends to shareholder	—	—	—	(15,000)	—	(15,000)
Implementation of accounting standard related to the reclassification of certain tax effects	—	—	—	(9,558)	9,558	—
Comprehensive income (loss)
Net income (loss)	—	—	—	(47,738)	—	(47,738)
Other comprehensive income (loss), net of tax	—	—	—	—	(278,332)	(278,332)

Total comprehensive income (loss)						(326,070)

Balance, December 31, 2018	25,000	$2,500	$593,558	$(249,959)	$(195,958)	$150,141

See Notes to the Consolidated Financial Statements

5

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Consolidated Statements of Cash Flows

For the Years Ended December 31, 2018, 2017 and 2016

($ in thousands)

	2018	2017	2016
Cash flows from operating activities:
Net income (loss)	$(47,738)	$9,744	$31,453
Adjustments to reconcile net income (loss) to net cash:
Policy charges and fee income	(341,729)	(346,180)	(346,027)
Interest credited	264,043	277,077	269,488
Investment gains, net	55,978	(38,123)	(73,720)
Amortization/Accretion of bond premium, net	82,404	69,632	59,337
Amortization of VOBA	26,321	29,827	30,054
Changes in assets and liabilities:
Change in insurance related liabilities and policy-related balances	135,073	29,190	52,316
Change in fair value option and trading securities	(2,683)	(100,101)	(15,937)
Deferred income tax expense (benefit)	(2,105)	(22,666)	(2,474)
Decrease (increase) in accrued investment income	3,641	(3,357)	(1,783)
Decrease (increase) in other assets and liabilities	(47,238)	7,899	(3,961)

Net cash provided by (used in) operating activities	125,967	(87,058)	(1,254)

Cash flows from investing activities:
Fixed maturities, available for sale
Proceeds from sales and maturities	1,434,668	2,023,946	3,806,768
Purchases	(1,217,094)	(1,952,554)	(3,807,513)
Commercial mortgage loans
Proceeds from sales and paydowns	334,365	422,241	265,414
Originations and purchases	(143,414)	(5,325)	(208,580)
Net purchases and sales of common stocks	1,164	(3,052)	(5,100)
Net purchases, sales, maturities of derivatives	10,929	17,265	2,642
Net purchases, sales, maturities of other investments	(76,906)	(60,263)	63,097

Net cash provided by (used in) investing activities	343,712	442,258	116,728

Cash flows from financing activities:
Policyholders’ account deposits	453,814	790,230	763,748
Policyholders’ account withdrawals	(989,276)	(979,586)	(905,014)
Dividends paid to shareholder	(15,000)	(70,000)	(42,000)
Change in overdrafts	8,159	(20,431)	22,059

Net cash provided by (used in) financing activities	(542,303)	(279,787)	(161,207)

Net increase (decrease) in cash and cash equivalents	(72,624)	75,413	(45,733)
Cash and cash equivalents, beginning of period	78,801	3,388	49,121

Cash and cash equivalents, end of period	$6,177	$78,801	$3,388

Supplemental schedule of cash flow information:
Cash paid during the year:
Income taxes paid	$4,000	$5,000	$17,700
Interest paid	$8,282	$7,835	$7,328
Noncash activities
Interest income on vehicle note	$28,407	$26,875	$25,069
Interest expense on other long-term debt	$28,407	$26,875	$25,069
Increase in vehicle note and other long-term debt	$41,500	$36,000	$50,300
Change in modified coinsurance payable and deposit receivable	$81,892	$87,966	$50,791
Bond exchanges	$5,376	$10,959	$11,199
Mortgage loan refinance	$45,712	$11,368	$—

See Notes to the Consolidated Financial Statements

6

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Notes to Consolidated Financial Statements

1.	General

Lincoln Benefit Life Company (the “Company” or “Lincoln Benefit”) is a stock insurance company domiciled in the State of Nebraska. It is a wholly owned subsidiary of LBL HoldCo II, Inc. (formerly Resolution Life, Inc.) (“HoldCo”), which in turn is a wholly owned subsidiary of LBL HoldCo, Inc. (formerly Resolution Life Holdings, Inc.). HoldCo was formed on July 2, 2013 under the General Corporation Law of the State of Delaware.

Lancaster Re Captive Insurance Company (“Lancaster Re”), a Nebraska domiciled captive insurance company, is a wholly owned subsidiary of Lincoln Benefit.

On October 2, 2017, LBL HoldCo, Inc., the indirect parent of the Company, announced that a definitive agreement had been entered into for the acquisition of LBL HoldCo, Inc. and subsidiaries (including Lincoln Benefit) by SNH Acquisition LLC (an affiliate of Global Bankers Insurance Group, LLC). On October 30, 2018, LBL HoldCo, Inc.’s parent, RL LP, provided notice to SNH Acquisition, LLC of the termination by RL LP of the agreement that had been entered into for the acquisition of LBL HoldCo, Inc. and subsidiaries (including the Company) by SNH Acquisition, LLC.

The Company is authorized to sell life insurance and retirement products in all states except New York, as well as in the District of Columbia and the U.S. Virgin Islands. Prior to July 18, 2013, the Company sold interest-sensitive, traditional and variable life insurance products through both exclusive agencies (“Allstate Sales channel”) and independent master brokerage agencies. Sales through the independent master brokerage agencies ceased effective July 17, 2013. Sales through the Allstate Sales channel ceased in 2017. The Company operates as a single segment entity, based on the manner in which we use financial information to evaluate business performance and to determine the allocation of resources.

ALIC reinsures all life insurance business written by Lincoln Benefit through the Allstate Sales channel, all immediate annuities written by Lincoln Benefit prior to April 1, 2014, and certain term life policies written by Lincoln Benefit. Lincoln Benefit’s variable annuity business also remains reinsured by ALIC under an existing reinsurance agreement between Lincoln Benefit and ALIC. The variable annuity business continues to be reinsured and administered by ALIC under an existing reinsurance administrative services agreement between Lincoln Benefit and ALIC.

Basis of Presentation

The Company’s financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP”). The principal accounting policies applied in the preparation of these financial statements are set out below and in Note 2.

Consolidation

The accompanying consolidated financial statements include the accounts of Lincoln Benefit and its subsidiary, Lancaster Re. All significant intercompany balances and transactions have been eliminated on consolidation.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

7

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Notes to Consolidated Financial Statements

2.	Significant Accounting Policies

Cash and cash equivalents

Cash includes cash on hand, amounts due from banks, certain money market securities, highly liquid overnight deposits, discount notes and commercial paper held in the ordinary course of business and other debt instruments with maturities of three months or less when purchased.

Investments

Fixed maturities include bonds, asset-backed securities (“ABS”) residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”). Certain fixed maturities, which may be sold prior to their contractual maturity, are designated as available-for-sale (“AFS”) and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments and cash received from maturities and pay-downs are reflected as a component of proceeds from sales and maturities within the Consolidated Statement of Cash Flows.

Fair value option and trading securities are stated at estimated fair value and include investments for which the fair value option has been elected and investments that are actively purchased and sold (“Actively traded securities”). Actively traded securities principally include U.S. Treasury securities and U.S. Government authorities’ and agencies’ securities. Changes in estimated fair value of these securities are included in Realized investment gains, net on the Consolidated Statement of Operations and Comprehensive Income (Loss).

The Company recognizes other-than-temporary impairments (“OTTI”) for securities classified as AFS in accordance with Accounting Standards Codification (“ASC”) 320, Investments-Debt and Equity Securities. At least quarterly, management reviews impaired securities for OTTI. The Company considers several factors when determining if a security is OTTI, including but not limited to: its intent and ability to hold the impaired security until an anticipated recovery in value; the issuer’s ability to meet current and future principal and interest obligations for fixed maturity securities; the length and severity of the impairment; the financial condition and near term and long term prospects for the issuer. In making these evaluations, the Company exercises considerable judgment.

If the Company intends to sell or if it is more likely than not that it will be required to sell an impaired security prior to recovery of its cost basis, then the Company recognizes a charge to earnings for the full amount of the impairment (the difference between the amortized cost and fair value of the security). For fixed maturity securities that are considered OTTI and that the Company does not intend to sell and will not be required to sell, the Company separates the impairment into two components: credit loss and noncredit loss. Credit losses are charged to net realized investment losses and noncredit losses are charged to other comprehensive income. The credit loss component is the difference between the security’s amortized cost and the present value of its expected future cash flows discounted at the current effective rate. The remaining difference between the security’s fair value and the present value of its expected future cash flows is the noncredit loss. For corporate bonds, discounted cash flow analysis is based on historical and future cash flows. Cash flows include default and loss severity assumptions, where needed, based on adverse factors specific to the security, industry or geographic area in which it operates. Potential losses incurred on structured securities are based on expected loss models rather than incurred loss models. Expected cash flows include assumptions about key systematic risks (e.g., unemployment rates, housing prices) and loan-specific information (e.g., delinquency rates, loan-to-value ratios). Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral.

8

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Notes to Consolidated Financial Statements

Redeemable preferred stock is stated at fair value. Common stock is Federal Home Loan Bank (“FHLB”) of Chicago activity stock, which is purchased or sold based on the level of funding agreements and is also stated at cost which approximates fair value.

Commercial mortgage loans (“CMLs”) acquired at fair value are carried at amortized cost using the effective interest rate method. CMLs held by the Company are diversified by property type and geographic area throughout the U.S. CMLs are considered impaired when it is probable that the Company will not collect amounts due according to the terms of the original loan agreement. The Company assesses the impairment of loans individually for all loans in the portfolio. The Company estimates the fair value of the underlying collateral using internal valuations generally based on discounted cash flow analyses. The Company estimates an allowance for loan losses (“ALL”) representing potential credit losses embedded in the CML portfolio. The estimate is based on a consistently applied analysis of the loan portfolio and takes into consideration all available information, including industry, geographical, economic and political factors.

Policy loans represent loans the Company issues to policyholders. Policy loans are carried at unpaid principal balances. Interest income on such loans is recognized as earned using the contractually agreed upon interest rate and reflected in Net investment income in the Consolidated Statement of Operations and Comprehensive Income (Loss). Generally, interest is capitalized on the associated policy’s anniversary date.

Short-term investments include securities, certain money market securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates fair value.

Derivatives

As part of the Company’s overall risk management policy, the Company uses listed equity index options and futures and interest rate swaps to economically hedge its obligation under certain fixed indexed annuity and universal life contracts. Derivatives are carried in the Company’s Consolidated Balance Sheet either as assets within Other invested assets or as liabilities within Accrued expenses and other liabilities at estimated fair value. The Company offsets the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement. Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in Realized investment gains, net in the Consolidated Statement of Operations and Comprehensive Income (Loss). The notional amounts specified in the contracts are used to calculate contractual payments under the agreements and are generally not representative of the potential for gain or loss on these contracts.

Futures contracts are defined as commitments to buy or sell designated financial instruments based on specified prices, yields or indexes. Equity index futures contracts provide returns at specified or optional dates based upon a specified index or interest rate applied to a notional amount. The Company uses futures to hedge exposures in indexed annuity and life contracts. Daily cash settlement of variation margins is required for futures contracts and is based on the changes in daily prices. The final settlement of futures contracts is in cash.

Index option contracts provide returns at specified or optional dates based on a specified equity index applied to the option’s notional amount. The Company purchases and writes (sells) option contracts primarily to reduce market risk associated with certain annuity and life contracts. When the Company

9

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Notes to Consolidated Financial Statements

purchases/sells option contracts at specific prices, it is required to pay/receive a premium to/from the counterparties. The amount of premium paid/received is based on the number of contracts purchased/sold, the specified price and the maturity date of the contract. The Company receives/pays cash equal to the premium of written/purchased options when the contract is established. Premiums paid are reported as a derivative asset and premiums received are reported as a derivative liability. If the option is exercised, the Company receives/pays cash equal to the product of the number of contracts and the specified price in the contract in exchange for the equity upon which the option is written/purchased. If the options are not exercised, then no additional cash is exchanged when the contract expires. Index option contracts are cash settled upon exercise and the gain or loss on the settlement is reported in Realized investment gains, net. If the option contract expires without being exercised, the premiums paid or received are reported as Realized investment gains, net and the corresponding asset or liability previously recorded is reversed. The change in the fair value of options contracts are reported in Realized investment gains, net, with an adjustment to a corresponding asset or liability.

The Company employs interest rate swaps to reduce interest rate risk associated with specific investments supporting certain annuity contracts. An interest rate swap is an agreement between two counterparties in which one stream of future interest payments is exchanged for another. Interest rate swaps usually involve the exchange of a fixed interest rate for a floating rate, or vice versa, to reduce or increase exposure to fluctuations in interest rates, or to obtain a marginally lower interest rate. Swaps provide returns at the reset dates based on respective interest rates applied to the notional amount with the net difference in resulting interest payments settled between the counterparties. The change in the fair value of the swap is reported in Realized investment gains, net, with an adjustment to the corresponding asset or liability. Cash flows received/paid at the reset dates are reported in net investment income and consist of any differences in the amounts of contractual interest calculated due to the respective counterparties based on changes in interest rates. Swaps usually terminate upon expiration and the remaining book value is offset to Realized investment gains, net. If terminated through sale, the difference between consideration received or paid and the remaining book value is recorded to Realized investment gains, net.

The Company has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value. The Company’s embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders, guaranteed minimum accumulation and withdrawal benefits in variable annuity contracts. The Company has reinsurance agreements to transfer all the risk related to guarantee minimum income, accumulation and withdrawal benefits in variable annuity contracts to third party reinsurers. None of these derivatives are designated as accounting hedging instruments and all are gross liabilities reported in policyholder account balances or future policy benefits and other policyholder liabilities. The Company also has derivatives embedded in certain inverse floater bonds which are held at fair value option. The fair value option is used for valuing these securities given the complexity of bifurcating the economic components associated with the embedded derivatives.

Investment Income and Realized Gains and Losses

Investment income primarily consists of interest and is recognized on an accrual basis using the effective yield method. Interest income for RMBS and CMBS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received. For RMBS and CMBS of high credit quality with fixed interest rates, the effective yield is recalculated on a retrospective basis. For all others, the effective yield is recalculated on a prospective basis. Accrual of income is suspended for other-than-temporarily impaired fixed

10

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Notes to Consolidated Financial Statements

maturities when the timing and amount of cash flows expected to be received is not reasonably estimable. It is the Company’s policy to cease to carry accrued interest on debt securities that are over 90 days delinquent or where collection of interest is improbable and commercial mortgage loans in default if deemed uncollectible or over 180 days past due. The Company held no investments in non-accrual status as of December 31, 2018 or December 31, 2017.

Realized investment gains and losses, net, include gains and losses on investment sales and write-downs in value due to other-than-temporary declines in fair value. Realized capital gains and losses on investment sales, including principal payments, are determined on a specific identification basis.

Recognition of Premium Revenues and Fees, and Related Policyholders’ Benefits and Interest Credited

Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Surrenders on traditional life and death benefits are reflected in policyholder benefits.

Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums.

Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the policyholder, interest credited to the policyholder account balance and contract charges assessed against the policyholder account balance. Premiums from these contracts are reported as policyholder account balances. Fee income from policyholders consist of fees assessed against the policyholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the policy prior to contractually specified dates. These charges are recognized as revenue when assessed against the policyholder account balance. Policyholder benefits include life-contingent benefit payments in excess of the policyholder account balance.

Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, are considered investment contracts. Consideration received for such contracts is reported as policyholder account balance deposits. Policy fees for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates and are recognized when assessed against the policyholder account balance.

Returns credited to policyholder funds represents interest accrued or paid on interest-sensitive life and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities are generally based on an equity index, such as the Standard & Poor’s (“S&P”) 500 Index.

Policy charges for variable life and variable annuity products consist of fees assessed against the policyholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Policy benefits incurred for variable life and variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits.

11

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Notes to Consolidated Financial Statements

The Company incurs costs in connection with renewal insurance business. All acquisition-related costs, including commissions, as well as all indirect costs, are expensed as incurred and reported in Other expenses on the Consolidated Statement of Operations and Comprehensive Income (Loss) for the years ended December 31, 2018, 2017 and 2016.

Reinsurance

Reinsurance accounting is applied for ceded and assumed transactions when the risk transfer provisions of ASC 944-40, Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts, have been met. To meet risk transfer requirements, a long-duration reinsurance contract must transfer mortality or morbidity risks and subject the reinsurer to a reasonable possibility of a significant loss. Those contracts that do not meet risk transfer requirements are accounted for using deposit accounting. For short duration contracts, to meet risk transfer requirements the reinsurer must assume significant insurance risk and have a reasonable possibility of experiencing significant loss.

With respect to ceded reinsurance, the Company values reinsurance recoverables on reported claims at the time the underlying claim is recognized in accordance with contract terms. For future policy benefits, the Company estimates the amount of reinsurance recoverables based on the terms of the reinsurance contracts and historical reinsurance recovery information. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is reported as an asset in the Consolidated Balance Sheets. However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled. Reinsurance contracts do not relieve the Company from its obligations to policyholders, and failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible.

Value of Business Acquired (“VOBA”)

For interest-sensitive life and annuity products, VOBA is amortized over the life of the policies in relation to the emergence of estimated gross profits (“EGPs”) from margins on mortality, interest, expenses, and surrenders, all of which are net of reinsurance and include actual realized gains and losses on investments. For non-interest sensitive life products, such as term life insurance, VOBA is amortized in relation to premium. VOBA is reviewed periodically for loss recognition to ensure that the unamortized balance is recoverable from future earnings from the business. The carrying amount of VOBA is adjusted for the effects of realized and unrealized gains and losses on debt securities classified as AFS.

Separate Accounts

Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders’ claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company’s Consolidated Statement of Operations and Comprehensive Income (Loss). Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in cash flows.

Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts’ funds may not meet their stated investment objectives.

12

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Notes to Consolidated Financial Statements

Future Policy Benefits and Other Policyholder Liabilities

Policy liabilities are established for future policy benefits on certain annuity, life, and long-term care policies. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in-force. Changes in policy and contract claims are recorded in policyholder benefits in the Consolidated Statement of Operations and Comprehensive Income (Loss).

For ASC 944-20 Financial Services – Insurance Activities, products, benefit reserves are computed using the net level premium method for individual life, annuity and long-term care policies, and are based upon estimates as to future investment yield, mortality and lapse that include provisions for adverse deviation that were prevalent at the time the reserve was initially established. Mortality, morbidity and lapse assumptions for all policies are based on the Company’s own experience and industry standards.

Liabilities for outstanding claims and claims adjustment expenses are estimates of payments to be made on life and health insurance contracts for reported claims and claims adjustment expenses. A liability is also held for claims adjustment expenses incurred but not reported as of the balance sheet date. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all claims incurred but not paid. These estimates are continually reviewed and adjusted as necessary. Such adjustments are reflected in current operations.

Future policy benefit reserves for fixed indexed life and annuity policies with returns linked to the performance of a specified market index are equal to the excess of the sum of the fair value of the embedded derivatives and the host (or guaranteed) component over the policyholder account balance. The change in the fair value of the embedded derivative is linked to the performance of the equity option. The host value is established as of the date of acquisition and is equal to the account value, plus the value of the unexpired options at the date of acquisition, less the embedded derivative, and accreted over the policy’s life at a constant rate of interest.

The Company holds additional liabilities for its no lapse guarantees (associated with universal life) and guaranteed minimum withdrawal benefits (associated with fixed indexed annuities). These are accounted for in accordance with ASC 944-20. Additional liabilities for no lapse guarantees on universal life products are calculated based on the application of a benefit ratio (the present value of total expected benefit payments over the life of the contract divided by the present value of total expected assessments over the life of the contract). The level and direction of the change in reserves will vary over time based on the emergence of actual experience and revisions to future assumptions.

Policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that policy liabilities and accruals will be sufficient to meet future obligations of policies in-force. The amount of liabilities and accruals, however, could be revised if the estimates discussed above are revised.

Policyholders’ Account Balances

Policyholders’ account balances represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance and fixed annuities. Policyholders’ account balances primarily comprise cumulative deposits received and interest credited to the contractholder less cumulative contract benefits, surrenders, withdrawals and contract charges for mortality or administrative expenses.

The Company holds additional liabilities for guaranteed minimum income benefits (“GMIB”) associated with variable annuities, which are accounted for in accordance with ASC 944-20. The reserves for certain living benefit features, including guaranteed minimum accumulation benefits (“GMAB”) and guaranteed

13

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Notes to Consolidated Financial Statements

minimum withdrawal benefits (“GMWB”) are accounted for as embedded derivatives, with fair values calculated as the present value of expected future benefit payments to contractholders less the present value of assessed rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. The Company’s GMIB, GMAB and GMWB reserves related to variable annuity business are ceded to external reinsurers. For additional information regarding the valuation of these optional living benefit features, see Note 10.

Income Taxes

Income taxes are provided for using the asset and liability method under which deferred tax assets and liabilities are recognized for temporary differences between the financial statement and income tax bases of assets and liabilities. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The realizability of deferred tax assets is assessed at each reporting date and a deferred tax asset valuation allowance is established when realization of such assets is not likely (less than 50% likelihood). Tax positions are assessed under a two-step approach, which requires the assessment of recognition and measurement. If necessary, a liability is established to reflect the expected settlement of uncertain tax positions. The Company reports interest expense related to income tax matters and tax penalties in other operating expenses in the Consolidated Statement of Operations and Comprehensive Income (Loss).

Other Long-Term Debt

Effective April 1, 2014, and with Nebraska Department of Insurance (the “NE DOI” or the “Department of Insurance”) approval, Lancaster Re issued a variable funding Surplus Note (the “Surplus Note”) to its affiliate, Lanis, LLC. for $513.0 million and acquired from Lanis a Vehicle Note (the “Vehicle Note”) for $513.0 million. The Vehicle Note is held to support a portion of Lancaster Re’s reinsurance obligations and has been authorized as an acceptable form of reinsurance collateral pursuant to Nebraska Rev. Stat. §44-8216(8)(c)(i) which allows a special purpose financial captive insurer to establish any method of security that the Department of Insurance deems acceptable. The scheduled maturity date of the Vehicle Note is April 1, 2034, and the scheduled maturity date of the Surplus Note is April 1, 2039, although each may be cancelled earlier or extended under certain conditions. The Surplus Note does not repay principal prior to maturity and principal payment at maturity is subject to the prior approval of the Department of Insurance. With pre-approval, the Surplus Note is increased each quarter with a corresponding increase in the Vehicle Note. With Department of Insurance pre-approval, interest on the Surplus Note for the prior quarter is paid on the first day of each subsequent quarter at a rate consistent with the rate received on the Vehicle Note of 4%. The Surplus Note and Vehicle Note increased by $41.5 million, $36.0 million, and $50.3 million in the years ended December 31, 2018, 2017 and 2016, respectively. Interest expense of $28.4 million, $26.9 million, and $25.1 million was recognized for the years ended December 31, 2018, 2017 and 2016, respectively. The Surplus Note is unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of Lancaster Re.

Other Assets and Accrued Expenses and Other Liabilities

Other assets consist primarily of premiums due, intangible assets, the Vehicle Note and receivables resulting from sales of securities that had not yet settled at the balance sheet date. Other liabilities consist primarily of accrued expenses, technical overdrafts, derivatives, and payables resulting from purchases of securities that had not yet been settled at the balance sheet date.

14

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Notes to Consolidated Financial Statements

Reclassifications

Certain prior year amounts have been reclassified to conform with the current year financial statement presentation.

Adoption of New Accounting Pronouncements

The Company considers the applicability and impact of all Accounting Standards Updates (“ASU”). ASU listed below represent those that have been adopted during the current fiscal year and/or those that have been issued but not yet adopted as of the date of this filing. ASU not listed below were assessed and determined to be either not applicable or not material.

In August 2018, the Financial Accounting Standards Board (“FASB”) issued new guidance related to fair value measurement (ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement). The amendments are effective for fiscal years beginning after December 15, 2019 and interim periods within those fiscal years. The amendments remove certain disclosures, i.e., the amounts and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for timing of transfers between levels and the valuation processes for Level 3 fair value measurements. The amendments clarify that the measurement uncertainty disclosure is to communicate information about the uncertainty in measurement as of the reporting date. Changes also were made to ensure that the appropriate exercise of discretion by entities is employed when considering fair value measurement disclosures and that the decision can be based on materiality. The Company is continuing to evaluate the overall impact of the new guidance on its consolidated financial statements.

In August 2018, the FASB issued new guidance on accounting for long-duration insurance contracts (ASU 2018-12, Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts). The amendments are effective for fiscal years beginning after December 15, 2020 and interim periods within those fiscal years. The amendments require updates to the discount rates used in the accounting for long-duration insurance contracts, require market risk benefits to be accounted for at fair value, simplify the amortization of deferred acquisition costs and require extensive disclosures for future policy benefits reserves, policyholder account balances and deferred acquisition costs. The Company is continuing to evaluate the overall impact of the new guidance on its consolidated financial statements.

In February 2018, the FASB issued new guidance on reporting comprehensive income (ASU 2018-02, Income Statement – Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from AOCI.) The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years and should be applied either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate or law in the Tax Cuts and Jobs Act of 2017 (“U.S. Tax Reform”) is recognized. Current GAAP guidance requires that the effect of a change in tax laws or rates on deferred tax liabilities or assets to be included in income from continuing operations in the reporting period that includes the enactment date, even if the related income tax effects were originally charged or credited directly to AOCI. The new guidance allows a reclassification of AOCI to retained earnings for stranded tax effects resulting from U.S. Tax Reform. The Company reclassified approximately $9.6 million of stranded tax effects resulting from U.S. Tax Reform from AOCI to retained earnings as of January 1, 2018.

In March 2017, the FASB issued new guidance on premium amortization of purchased callable debt securities (ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20)). The new guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The ASU shortens the amortization period for certain callable debt securities held at a premium and requires the premium to be

15

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Notes to Consolidated Financial Statements

amortized to the earliest call date. However, the new guidance does not require an accounting change for securities held at a discount whose discount continues to be amortized to maturity. The adoption of this guidance is not expected to have a material impact on the Company’s consolidated financial statements.

In August 2016, the FASB issued new guidance on classification of certain cash receipts and cash payments (ASU 2016-15, Statement of Cash Flows (Topic 230)). The new guidance addresses eight specific cash flow issues with the objective of reducing the existing diversity in the current presentation. The adoption of this guidance as of January 1, 2018 did not have a material impact on the Company’s consolidated statement of cash flows.

In June 2016, the FASB issued new guidance for recording credit losses (ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments). The new guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Current GAAP requires an “incurred loss” methodology for recognizing credit losses that delays recognition until it is probable a loss has been incurred. The amendments replace the incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information. The revisions affect loans, debt securities, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash. Credit losses on available-for-sale fixed maturities carried at fair value will continue to be measured as other-than-temporary impairments when incurred, however, the losses will be recognized through an allowance and no longer as an adjustment to cost basis. The new guidance will also require purchased financial assets with a more-than-insignificant amount of credit deterioration since original issuance to be recorded based on the contractual amounts due and an initial allowance recorded at the date of purchase. Improvements in expected future cash flows after an impairment will no longer be reflected as a prospective yield adjustment through net investment income, but rather a reversal of the previous impairment and recognized through realized investment gains and losses. The guidance also requires enhanced disclosures. The Company has assessed the asset classes impacted by the new guidance and is currently assessing the accounting and reporting system changes that will be required to comply with the new guidance. The Company believes that the most significant impact upon adoption will be to its commercial mortgage loan investments. The Company is continuing to evaluate the overall impact of the new guidance on its consolidated financial statements.

In February 2016, the FASB issued a new leasing standard (ASU 2016-02, Leases (Topic 842)). The leasing standard will be effective for calendar year-end public companies beginning after December 15, 2018, including interim periods within those fiscal years, and requires a modified retrospective transition approach. Early adoption is permitted. The new guidance requires a lessee to recognize assets and liabilities for leases with lease terms of more than 12 months. Leases would be classified as finance or operating leases and both types of leases will be recognized on the balance sheet. Lessor accounting will remain largely unchanged from current guidance except for certain targeted changes. The new guidance will also require new qualitative and quantitative disclosures. The primary impact the adoption of this guidance will have on the Company’s consolidated financial statements is recognition of a lease asset and lease liability within the consolidated balance sheet. Based on the Company’s existing lease agreement at December 31, 2018, the Company would recognize a lease asset and lease liability of approximately $1.3 million.

In January 2016, the FASB issued new guidance on the recognition and measurement of financial instruments (ASU 2016-01, Financial Instruments – Overall (Subtopic 825-10); Recognition and Measurement of Financial Assets and Financial Liabilities). The guidance changed the accounting guidance related to (i) the classification and measurement of certain equity investments, and (ii) certain disclosures associated with the fair value of financial instruments. The adoption of this guidance as of January 1, 2018 did not have a material impact to the Company’s consolidated financial statements or related disclosure.

16

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Notes to Consolidated Financial Statements

In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)). The guidance superseded nearly all existing revenue recognition guidance under GAAP; however, it did not impact the accounting for insurance contracts, leases, financial instruments and guarantees. The adoption of this guidance as of January 1, 2018 did not have a material impact to the Company’s consolidated statements or related disclosure.

3.	Investments

The amortized cost, gross unrealized gains and losses and fair value for fixed maturities as of December 31, 2018 and 2017 were as follows:

December 31, 2018		Gross	Gross
($ in thousands)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Fixed maturities, available for sale
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$305,336	$5,423	$(8,833)	$301,926
Obligations of U.S. States and Political Subdivisions	747,872	21,407	(6,814)	762,465
Foreign government	22,476	8	(2,507)	19,977
All other corporate securities	5,830,098	22,671	(328,363)	5,524,406
ABS	404,935	422	(13,312)	392,045
CMBS	307,430	1,494	(7,957)	300,967
RMBS	83,965	4,289	(566)	87,688
Redeemable preferred stock	14,800	—	—	14,800

Total fixed maturities, available for sale	$7,716,912	$55,714	$(368,352)	$7,404,274

December 31, 2017		Gross	Gross
($ in thousands)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Fixed maturities, available for sale
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$416,639	$5,322	$(12,366)	$409,595
Obligations of U.S. States and Political Subdivisions	741,343	37,908	(2,720)	776,531
Foreign government	24,242	234	(1,685)	22,791
All other corporate securities	6,169,204	258,440	(37,898)	6,389,746
ABS	478,329	5,289	(3,395)	480,223
CMBS	189,596	1,377	(3,148)	187,825
RMBS	127,439	6,520	(509)	133,450
Redeemable preferred stock	14,800	—	—	14,800

Total fixed maturities, available for sale	$8,161,592	$315,090	$(61,721)	$8,414,961

17

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Notes to Consolidated Financial Statements

Scheduled Maturities

The scheduled maturities for fixed maturities, available for sale, were as follows as of December 31, 2018:

($ in thousands)	Amortized Cost	Fair Value
Due in one year or less	$198,865	$198,415
Due after one year through five years	782,318	783,443
Due after five years through ten years	801,362	783,970
Due after ten years	4,927,645	4,651,395

Total before asset and mortgage-backed securities	$6,710,190	$6,417,223
Asset and mortgage-backed securities	1,006,722	987,051

Total fixed maturities	$7,716,912	$7,404,274

Actual maturities may differ from those scheduled as a result of calls and make-whole payments by the issuers. Asset and mortgage-backed securities are shown separately because of the potential for prepayment of principal prior to contractual maturity dates.

18

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Notes to Consolidated Financial Statements

Commercial Mortgage Loans

The Company diversifies its commercial mortgage loan portfolio by geographical region to reduce concentration risk. The Company’s commercial mortgage loan portfolio by geographical region was as follows as of December 31, 2018 and 2017:

($ in thousands)	December 31, 2018	December 31, 2017
Alabama	$815	$1,056
Arizona	36,110	20,009
California	145,023	173,101
Colorado	61,191	57,293
Florida	54,630	103,869
Georgia	20,144	63,526
Hawaii	3,895	5,020
Illinois	86,832	87,957
Iowa	538	791
Kansas	9,200	9,200
Kentucky	—	6,538
Maryland	—	19,851
Massachusetts	29,836	53,605
Minnesota	23,612	116,923
Nevada	80,396	80,768
New Jersey	20,773	34,101
New York	48,375	50,691
North Carolina	33,447	34,022
Ohio	12,322	12,526
Pennsylvania	50,351	1,007
South Carolina	24,766	1,310
Texas	109,735	100,066
Utah	—	7,823
Virginia	248	975
Washington	—	77
Wisconsin	834	1,082
General allowance for loan loss	—	—

Total commercial mortgage loans	$853,073	$1,043,187

19

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Notes to Consolidated Financial Statements

Credit Quality of Commercial Mortgage Loans

The credit quality of commercial mortgage loans held-for-investment was as follows at December 31, 2018 and 2017:

December 31, 2018	Recorded Investment
	Debt Service Coverage Ratios
($ in thousands)	> 1.20x	1.00x - 1.20x	< 1.00x	Total	% of Total	Estimated Fair Value	% of Total
Loan-to-value ratios:
Less than 65%	$628,279	$88,404	$37,446	$754,129	88.4%	$752,667	88.3%
65% to 75%	50,000	48,944	—	98,944	11.6%	99,367	11.7%
76% to 80%	—	—	—	—	0.0%	—	0.0%
Greater than 80%	—	—	—	—	0.0%	—	0.0%

Total	$678,279	$137,348	$37,446	$853,073	100.0%	$852,034	100.0%

December 31, 2017	Recorded Investment
	Debt Service Coverage Ratios
($ in thousands)	> 1.20x	1.00x - 1.20x	< 1.00x	Total	% of Total	Estimated Fair Value	% of Total
Loan-to-value ratios:
Less than 65%	$731,577	$48,895	$—	$780,472	74.8%	$782,640	74.9%
65% to 75%	222,771	39,944	—	262,715	25.2%	261,891	25.1%
76% to 80%	—	—	—	—	0.0%	—	0.0%
Greater than 80%	—	—	—	—	0.0%	—	0.0%

Total	$954,348	$88,839	$—	$1,043,187	100.0%	$1,044,531	100.0%

As of December 31, 2018 and 2017, the Company had no allowance for credit losses for commercial mortgage loans. As of December 31, 2018, $853.1 million of commercial mortgage and other loans were in current status with no commercial mortgage or other loans classified as past due. As of December 31, 2017, $1,043.2 million of commercial mortgage loans were in current status with no commercial mortgage or other loans classified as past due. The Company defines current in its aging of past due commercial mortgage and other loans as less than 30 days past due.

Impaired loans include those loans for which it is probable that all amounts due will not be collected according to the contractual terms of the loan agreement. During 2018 and 2017, the Company did not record any impairments related to commercial mortgage loans.

The Company’s commercial mortgages may occasionally be involved in a troubled debt restructuring. As of December 31, 2018 and 2017, the Company had no commitments to fund to borrowers that have been involved in a troubled debt restructuring. As of December 31, 2018 and 2017, the Company had no new troubled debt restructurings related to commercial mortgages and no payment defaults on commercial mortgages.

20

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Notes to Consolidated Financial Statements

Other Invested Assets

Other invested assets were as follows as of December 31, 2018 and 2017:

	December 31, 2018	December 31, 2017
($ in thousands)
Low income housing tax credit properties	$—	$138
Derivatives	2,976	21,045

	$2,976	$21,183

Net Investment Income

Net investment income for the years ended December 31, 2018, 2017 and 2016 was as follows:

	2018	2017	2016
($ in thousands)
Fixed maturities, available for sale	$332,082	$345,299	$330,253
Fixed maturties, trading	5,963	3,424	—
Fixed maturities, fair value option	234	331	454
Common stock	314	224	—
Commercial mortgage loans	43,781	56,510	69,360
Cash, cash equivalents and short-term investments	4,262	1,718	1,007
Other investments	8,703	8,421	8,845

Gross investment income	$395,339	$415,927	$409,919
Investment expenses	14,527	14,814	12,836

Net investment income	$380,812	$401,113	$397,083

Realized Investment Gains and Losses

Realized investment gains and losses for the years ended December 31, 2018, 2017 and 2016 were as follows:

	2018	2017	2016
($ in thousands)
Realized investment gains, net
Fixed maturities, available for sale	$(45,240)	$11,434	$66,560
Fixed maturities, trading	(1,864)	1,081	—
Fixed maturties, fair value option	(247)	405	(733)
Commercial mortgage loans	1,201	5,935	4,037
Derivatives	(7,136)	19,360	3,856
Other invested assets	(9)	(92)	—

Net realized gains (losses)	$(53,295)	$38,123	$73,720

There were $4.8 million in other-than-temporary impairment losses recorded in the year ended December 31, 2018. These securities were impaired to fair value as of the impairment date and were considered credit impairments. There were $4.4 million in other-than-temporary impairment losses recorded in the year ended December 31, 2017. There were no other-than-temporary impairment losses recorded in the year ended December 31, 2016.

21

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Notes to Consolidated Financial Statements

Proceeds from sales of fixed maturities and gross realized investment gains and losses for the years ended December 31, 2018, 2017 and 2016 were as follows:

	2018	2017	2016
($ in thousands)
Fixed maturities, available-for-sale
Proceeds from sales	$919,347	$1,496,242	$3,027,998
Gross investment gains from sales	4,682	29,271	109,282
Gross investment losses from sales	(42,996)	(11,893)	(35,136)

Proceeds from sales excludes non-taxable exchanges of $5.4 million, $11.0 million, and $11.1 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Unrealized Investment Gains and Losses

The gross unrealized losses and fair value of fixed maturities, available for sale, by the length of time that individual securities have been in a continuous unrealized loss position were as follows as of December 31, 2018 and 2017:

December 31, 2018	Less than 12 months		Greater than 12 months
($ in thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$40,085	$(1,337)	$139,944	$(7,496)	$180,029	$(8,833)
Obligations of U.S. States and Political Subdivisions	113,634	(1,932)	75,444	(4,882)	189,078	(6,814)
Foreign government	8,894	(2)	10,573	(2,505)	19,467	(2,507)
All other corporate securities	3,626,045	(222,408)	805,107	(105,955)	4,431,152	(328,363)
ABS	237,153	(4,935)	107,437	(8,377)	344,590	(13,312)
CMBS	110,483	(2,936)	86,765	(5,021)	197,248	(7,957)
RMBS	10,028	(85)	13,793	(481)	23,821	(566)

Total fixed maturities	$4,146,322	$(233,635)	$1,239,063	$(134,717)	$5,385,385	$(368,352)

22

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017	Less than 12 months		Greater than 12 months
($ in thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$215,767	$(3,499)	$107,344	$(8,867)	$323,111	$(12,366)
Obligations of U.S. States and Political Subdivisions	38,171	(825)	45,877	(1,895)	84,048	(2,720)
Foreign government	296	(4)	11,098	(1,681)	11,394	(1,685)
All other corporate securities	740,795	(6,841)	489,367	(31,057)	1,230,162	(37,898)
ABS	77,050	(689)	99,327	(2,706)	176,377	(3,395)
CMBS	72,725	(593)	36,540	(2,555)	109,265	(3,148)
RMBS	6,908	(118)	21,835	(391)	28,743	(509)

Total fixed maturities	$1,151,712	$(12,569)	$811,388	$(49,152)	$1,963,100	$(61,721)

Portfolio Monitoring

The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed maturity security whose carrying value may be other-than-temporarily impaired.

For each fixed maturity security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security’s decline in fair value is considered other than temporary and is recorded in earnings.

If the Company has not made the decision to sell the fixed maturity security and it is not more likely than not the Company will be required to sell the fixed maturity security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security’s original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed maturity security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.

The Company’s portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company’s evaluation of other-than-temporary impairment for these fixed maturity securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost.

23

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Notes to Consolidated Financial Statements

Net Unrealized Investment Gains and Losses in AOCI

The changes in unrealized gains and losses in accumulated other comprehensive income (loss) (“AOCI”) were as follows for the years ended December 31, 2018, 2017 and 2016:

($ in thousands)	Net Unrealized Gain (Losses) on Investments	VOBA	Future Policy Benefits and Policyholders’ Account Balances	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
Balance, December 31, 2015	$(327,781)	$36,774	$52,906	$83,402	$(154,699)
Net investment gains and losses on investments arising during the period	160,311	—	—	(56,111)	104,200
Reclassification adjustment for gains and losses included in net income	(81,920)	—	—	28,672	(53,248)
Impact of net unrealized investment gains and losses on VOBA	—	(30,948)	—	10,832	(20,116)
Impact of net unrealized investment gains and losses on future policy benefits and policyholders’ account balances	—	—	(28,924)	10,123	(18,801)

Balance, December 31, 2016	$(85,550)	$5,826	$23,982	$19,574	$(36,168)
Net investment gains and losses on investments arising during the period	332,918	—	—	(111,486)	221,432
Reclassification adjustment for gains and losses included in net income	(6,001)	—	—	2,100	(3,901)
Impact of net unrealized investment gains and losses on VOBA	—	(21,843)	—	7,645	(14,198)
Impact of net unrealized investment gains and losses on future policy benefits and policyholders’ account balances	—	—	(157,156)	55,005	(102,151)

Balance, December 31, 2017	$253,369	$(16,017)	$(133,174)	$(31,362)	$72,816
Net investment gains and losses on investments arising during the period	(560,739)	—	—	117,756	(442,983)
Reclassification adjustment for gains and losses included in net income	5,268	—	—	(1,106)	4,162
Establishement of valuation allowance related to deferred income tax assets	—	—	—	(65,654)	(65,654)
Impact of net unrealized investment gains and losses on VOBA	—	45,560	—	(9,568)	35,992
Impact of net unrealized investment gains and losses on future policy benefits and policyholders’ account balances	—	—	251,235	(52,760)	198,475
Implementation of accounting standard related to the reclassification of certain tax effects	—	—	—	9,558	9,558

Balance, December 31, 2018	$(312,638)	$29,543	$118,061	$(30,924)	$(195,958)

24

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Notes to Consolidated Financial Statements

4.	Derivative Financial Instruments

See Note 2 for a description of the Company’s accounting policies for derivatives and Note 5 for information about the fair value hierarchy for derivatives.

The notional and fair value positions of derivative financial instruments as of December 31, 2018 and 2017 were as follows:

	December 31, 2018				December 31, 2017
	Notional		Gross Fair Value		Notional		Gross Fair Value
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
($ in thousands)
Assets
Equity Options	$338,470	$324,047	$5,099	$(1,584)	$237,250	$234,375	$39,397	$(18,352)
Futures	—	9,934	—	(539)	—	—	—	—
Liabilities
Policyholders account balances
Derivatives embedded in life and annuity contracts
Equity-indexed annuity contracts (2)	$—	$924,733	$—	$(44,947)	$—	$1,095,253	$—	$(57,531)
Equity-indexed life contracts	—	588,299	—	(8,624)	—	531,800	—	(29,911)
Guaranteed accumulation benefits (1)	—	40,469	—	(5,203)	—	53,517	—	(4,557)
Guaranteed withdrawal benefits (1)	—	8,070	—	(113)	—	9,939	—	(113)

(1)	These amounts are fully ceded in accordance with the Company’s reinsurance agreements. The corresponding receivables have been excluded from the table above.
(2)	Notional amount represents account value of equity indexed contracts

The standardized ISDA Master Agreement under which the Company’s derivative transactions are executed include provisions for payment netting. In the normal course of business activities, if there is more than one derivative transaction with a single counterparty, the Company will set-off the cash flows of those derivatives into a single amount to be exchanged in settlement of the resulting net payable or receivable with that counterparty. The Company nets the fair value of all derivative financial instruments with counterparties for which an ISDA Master Agreement and related Credit Support Annex (“CSA”) have been executed. At December 31, 2018 and 2017, the Company held $1.0 million and $0.3 million in cash and securities collateral pledged to trade counterparties, respectively. This cash collateral is reported in Cash on the Consolidated Balance Sheets.

25

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Notes to Consolidated Financial Statements

The amount and location of gains (losses) recognized in income, net of reinsurance, for derivatives that were not designated or qualifying as hedging instruments for the years ended December 31, 2018, 2017 and 2016 were as follows:

	2018		2017		2016
	Realized Investment Gains (Losses)	Policyholder Benefits	Realized Investment Gains (Losses)	Policyholder Benefits	Realized Investment Gains (Losses)	Policyholder Benefits
($ in thousands)
Assets
Equity options	$(7,123)	$—	$17,969	$—	$2,472	$—
Futures	(13)	—	1,391	—	884	—
Interest rate swaps	—	—	—	—	500	—
Liabilities
Policyholders’ account balances
Equity-indexed annuity contracts	$—	$12,584	$—	$(1,660)	$—	$8,267
Equity-indexed life contracts	—	194	—	(168)	—	(121)

5.	Fair Value

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Balance Sheets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1	Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2	Assets and liabilities whose values are based on the following:

(a)   Quoted prices for similar assets or liabilities in active markets;

(b)   Quoted prices for identical or similar assets or liabilities in markets that are not active; or

(c)   Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3	Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company’s estimates of the assumptions that market participants would use in valuing the assets and liabilities.

26

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Notes to Consolidated Financial Statements

The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company’s processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities. The Company performs ongoing price validation procedures such as back-testing of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.

27

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Notes to Consolidated Financial Statements

There are no assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2018 or 2017. The Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2018 and 2017 were as follows:

December 31, 2018

Description for Each Class of Asset or Liability

	Level 1	Level 2	Level 3	Total
($ in thousands)
Assets at fair value
Fixed maturities, available for sale
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$94,902	$206,690	$334	$301,926
Obligations of U.S. States and Political Subdivisions	—	762,465	—	762,465
Foreign government	—	19,977	—	19,977
All other corporate securities	—	5,511,797	12,609	5,524,406
ABS	—	391,260	785	392,045
CMBS	—	300,967	—	300,967
RMBS	—	87,688	—	87,688
Redeemable preferred stock	—	14,800	—	14,800
Fixed maturities, trading	—	197,651	—	197,651
Fixed maturities, fair value option	—	10,028	—	10,028
Common stock	—	—	6,988	6,988
Short-term investments	269,016	—	—	269,016
Other invested assets
Equity options	3,515	—	—	3,515
Futures	(539)	—	—	(539)
Separate accounts assets	1,266,912	—	—	1,266,912

Total assets at fair value	$1,633,806	$7,503,323	$20,716	$9,157,845

Liabilities at fair value
Policyholders’ account balances
Equity indexed annuity contracts	$—	$—	$(44,947)	$(44,947)
Equity indexed life contracts	—	(8,624)	—	(8,624)
Guaranteed minimum accumulation benefits	—	—	(5,203)	(5,203)
Guaranteed minimum withdrawal benefits	—	—	(113)	(113)
Separate accounts liabilities	(1,266,912)	—	—	(1,266,912)

Total liabilities at fair value	$(1,266,912)	$(8,624)	$(50,263)	$(1,325,799)

28

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Notes to Consolidated Financial Statements

December 31, 2017

Description for Each Class of Asset or Liability

	Level 1	Level 2	Level 3	Total
($ in thousands)
Assets at fair value
Fixed maturities, available for sale
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$156,959	$247,739	$4,897	$409,595
Obligations of U.S. States and Political Subdivisions	—	776,531	—	776,531
Foreign government	—	22,791	—	22,791
All other corporate securities	—	6,371,395	18,351	6,389,746
ABS	—	462,290	17,933	480,223
CMBS	—	187,825	—	187,825
RMBS	—	133,450	—	133,450
Redeemable preferred stock	—	14,800	—	14,800
Fixed maturities, trading		97,819		97,819
Fixed maturities, fair value option	—	12,095	—	12,095
Common stock	—	—	8,152	8,152
Short-term investments	190,376	—	—	190,376
Other invested assets
Equity options	21,045	—	—	21,045
Separate accounts assets	1,460,380	—	—	1,460,380

Total assets at fair value	$1,828,760	$8,326,735	$49,333	$10,204,828

Liabilities at fair value
Policyholders’ account balances
Equity indexed annuity contracts	$—	$—	$(57,531)	$(57,531)
Equity indexed life contracts	—	(29,911)	—	(29,911)
Guaranteed minimum accumulation benefits	—	—	(4,557)	(4,557)
Guaranteed minimum withdrawal benefits	—	—	(113)	(113)
Separate accounts liabilities	(1,460,380)	—	—	(1,460,380)

Total liabilities at fair value	$(1,460,380)	$(29,911)	$(62,201)	$(1,552,492)

Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Fixed Maturities, Fair Value Option and Trading Securities

The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above,

29

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Notes to Consolidated Financial Statements

securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. U.S. Treasury securities are included within Level 1 due to the market activity. Typical inputs used by these pricing services include but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds, and default rates. If the pricing information received from third party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.

Indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally-developed valuation. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.

The fair value of private fixed maturities and redeemable preferred stock, which are comprised of investments in private placement securities, are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including observed prices and spreads for similar publicly traded or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made. No private placement securities were classified as Level 3 as of December 31, 2018 or 2017.

Common Stock

The Company’s investment in common stock is not practicable to measure at fair value due to the redemption provisions. Therefore, carrying value approximates fair value.

Short-term Investments

Short-term investments are primarily money market securities valued using unadjusted quoted prices in active markets that are accessible for identical assets and classified as Level 1.

Other Invested Assets

The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives.

30

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Notes to Consolidated Financial Statements

Separate Account Assets and Liabilities

Separate account assets and liabilities consist principally of investments in mutual fund shares. The fair values are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy.

Policyholders’ Account Balances

The liabilities for guarantees primarily associated with the optional living benefit features of certain variable annuity contracts and equity indexed annuity contracts are calculated as the present value of future expected benefit payments to contractholders less the present value of assessed rider fees attributable to the optional living benefit feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management judgment.

The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates, and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.

Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. These assumptions are generally updated annually unless a material change that the Company feels is indicative of a long term trend is observed in an interim period.

The liabilities for guarantees primarily associated with the optional living benefit features of certain equity indexed life contracts are calculated based on the fair value of the underlying hedging instrument for these contracts.

Level 3 Fair Value Measurements

Quantitative information about the significant unobservable inputs used in Level 3 fair value measurements was as follows as of December 31, 2018 and 2017:

December 31, 2018

($ in thousands)	Fair Value	Valuation Technique	Unobservable Input	Range	Weighted Average
Equity indexed annuity contracts	$(44,947)	Option Pricing Technique	Projected Option Cost	1.40% - 1.63%	1.48%

December 31, 2017

($ in thousands)	Fair Value	Valuation Technique	Unobservable Input	Range	Weighted Average
Equity indexed annuity contracts	$(57,531)	Option Pricing Technique	Projected Option Cost	1.40% - 1.64%	1.42%

31

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Notes to Consolidated Financial Statements

Excluded from the table above at December 31, 2018 and 2017 are approximately $20.7 million and $49.3 million, respectively, Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not reasonably available. These investments primarily consist of certain public debt securities with limited trading activity, including asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company’s reporting significantly higher or lower fair value measurements for these Level 3 investments.

The table above also excludes underlying quantitative inputs related to liabilities held for the Company’s guaranteed minimum accumulation benefits and guaranteed withdrawal benefits. These liabilities are not developed by the Company as they are 100% ceded to external reinsurers. The development of these liabilities generally involve actuarially determined models and could result in the Company reporting significantly higher or lower fair value measurements for these Level 3 investments.

The rollforward of Level 3 assets and liabilities held at fair value on a recurring basis for the years ended December 31, 2018, 2017 and 2016 was as follows:

($ in thousands)	Balance, January 1, 2018	Net income (loss)	OCI	Transfers to Level 3	Transfers out of Level 3	Purchases	Sales	Issues	Settlements	Balance, December 31, 2018
Assets
Fixed income maturities
U.S Treasury Securities and Obligations of U.S. Government Authority and Agencies, available for sale	$4,897	$(1,297)	$211	$—	$(3,477)	$—	$—	$—	$—	$334
All other corporate securities	18,351	(27)	(26)	—	(965)	—	(2,077)	—	(2,647)	12,609
ABS	17,933	81	(632)	1,931	(16,157)	—	—	—	(2,371)	785
Common stock	8,152	—	—	—	—	110	(1,274)	—	—	6,988
Liabilities
Equity indexed annuity contracts	(57,531)	12,584	—	—	—	—	—	—	—	(44,947)
Guaranteed minimum accumulation benefits and guaranteed minimum withdrawal benefits (1)	(4,670)	(646)	—	—	—	—	—	—	—	(5,316)

32

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Notes to Consolidated Financial Statements

($ in thousands)	Balance, January 1, 2017	Net income (loss)	OCI	Transfers to Level 3	Transfers out of Level 3	Purchases	Sales	Issues	Settlements	Balance, December 31, 2017
Assets
Fixed income maturities
U.S Treasury Securities and Obligations of U.S. Government Authority and Agencies, available for sale	$6,573	$(1,308)	$(368)	$—	$—	$—	$—	$—	$—	$4,897
All other corporate securities	19,351	(8)	121	—	—	—	—	—	(1,113)	18,351
ABS	26,135	1,509	873	—	(8,828)	16,817	—	—	(18,573)	17,933
Common stock	5,100	—	—	—	—	3,052	—	—	—	8,152
Liabilities
Equity indexed annuity contracts	(55,871)	(1,660)	—	—	—	—	—	—	—	(57,531)
Guaranteed minimum accumulation benefits and guaranteed minimum withdrawal benefits (1)	(6,835)	2,165	—	—	—	—	—	—	—	(4,670)

($ in thousands)	Balance, January 1, 2016	Net income (loss)	OCI	Transfers to Level 3	Transfers out of Level 3	Purchases	Sales	Issues	Settlements	Balance, December 31, 2016
Assets
Fixed income maturities
U.S Treasury Securities and Obligations of U.S. Government Authority and Agencies, available for sale	$—	$(491)	$187	$—	$—	$6,877	$—	$—	$—	$6,573
All other corporate securities	11,520	(123)	(246)	15,370	(4,483)	—	(955)	—	(1,732)	19,351
ABS	14,260	(53)	347	3,093	—	11,165	—	—	(2,677)	26,135
Common stock	—	—	—	—	—	5,100	—	—	—	5,100
Liabilities
Equity indexed annuity contracts	(64,138)	8,267	—	—	—	—	—	—	—	(55,871)
Guaranteed minimum accumulation benefits and guaranteed minimum withdrawal benefits (1)	(7,814)	979	—	—	—	—	—	—	—	(6,835)

(1)	These amounts are 100% ceded in accordance with the Company’s reinsurance agreements.

Transfers into Level 3 are generally the result of unobservable inputs utilized within the valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company is able to validate.

33

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Notes to Consolidated Financial Statements

Fair Values of Certain Other Investments

The financial instruments presented below are reported at carrying value on the Company’s Consolidated Balance Sheet. However, in some cases, the carrying amount equals or approximates fair value. The carrying amount and fair value by fair value hierarchy level of certain financial instruments not reported at fair value as of December 31, 2018 and 2017 were as follows:

December 31, 2018
	Level 1	Level 2	Level 3	Total
($ in thousands)
Assets
Commercial mortgage loans	$—	$—	$852,034	$852,034
Policy loans	—	—	176,782	176,782
Cash and cash equivalents	6,177	—	—	6,177
Vehicle note	—	—	763,570	763,570

Total assets at fair value	$6,177	$—	$1,792,386	$1,798,563

Liabilities at fair value
Policyholders’ account balances — investment contracts	$—	$—	$4,824,055	$4,824,055
Other long-term debt	—	—	763,570	763,570

	$—	$—	$5,587,625	$5,587,625

December 31, 2017
	Level 1	Level 2	Level 3	Total
($ in thousands)
Assets
Commercial mortgage loans	$—	$—	$1,044,531	$1,044,531
Policy loans	—	—	178,437	178,437
Cash and cash equivalents	78,801	—	—	78,801
Vehicle note	—	—	736,925	736,925

Total assets at fair value	$78,801	$—	$1,959,893	$2,038,694

Liabilities at fair value
Policyholders’ account balances — investment contracts	$—	$—	$5,439,621	$5,439,621
Other long-term debt	—	—	736,925	736,925

	$—	$—	$6,176,546	$6,176,546

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.

Commercial Mortgage Loans

The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate plus an appropriate credit spread for similar quality loans.

Policy Loans

The fair value of policy loans was determined by discounting expected cash flows at the current loan coupon rate. As a result, the carrying value of the policy loans approximates the fair value.

34

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Notes to Consolidated Financial Statements

Cash and Cash Equivalents

The Company believes that due to the short-term nature of certain assets, including sweep account balances, the carrying value approximates fair value.

Vehicle Note and Other Long-Term Debt

The fair value of the Vehicle note and Other long-term debt is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate.

Policyholders’ Account Balances - Investment Contracts

Only the portion of policyholders’ account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities fair values are derived using discounted projected cash flows based on interest rates that are representative of the Company’s financial strength ratings, and hence reflect the Company’s own nonperformance risk. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.

6.	Reinsurance

The Company has agreements that provide for reinsurance of certain policy-related risks. Under the agreements, premiums, contract charges, interest credited to policyholder funds, policy benefits and substantially all expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company cedes a portion of the mortality risk on certain life and long-term care policies under coinsurance agreements and yearly renewable term agreements. As of December 31, 2018 and December 31, 2017, approximately 88.2% and 99.8%, respectively, of the Company’s reinsurance recoverables are due from companies rated A- or better by S&P. ALIC represents approximately 73% of the Company’s reinsurance recoverables as of December 31, 2018 and 2017, respectively, and is supported by a comfort trust of approximately $5.9 billion as of December 31, 2018 and 2017.

The Company is party to an experience rated modified coinsurance and monthly renewal term reinsurance arrangement with an external reinsurer under which risk on certain universal life and fixed annuity products is transferred. No portion of the assets constituting the consideration has been transferred to the reinsurer. This agreement was structured to finance reserves on certain universal life and fixed annuity products, in exchange for a fee based on those reserves. The profit to the reinsurer expected on the modified coinsurance and monthly renewable term portions is returned through an experience refund. The Company has determined that this agreement does not fulfill the requirements of risk transfer under generally accepted accounting principles and is accounted for on a deposit method of accounting. As of December 31, 2018 and 2017, the Company had a deposit receivable and a modified coinsurance payable of $1.0 billion and $1.1 billion, respectively, related to this agreement.

35

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Notes to Consolidated Financial Statements

The effects of reinsurance on premiums earned and fee income from policyholders for the years ended December 31, 2018, 2017 and 2016 were as follows:

	2018	2017	2016
($ in thousands)
Direct	$1,246,952	$1,294,462	$1,328,917
Assumed	5,118	4,768	4,749
Ceded	(900,842)	(949,894)	(971,047)

Premiums and fee income, net of reinsurance	$351,228	$349,336	$362,619

The effects of reinsurance on return credited to policyholders’ account balances and policyholder benefits for the years ended December 31, 2018, 2017 and 2016 were as follows:

	2018	2017	2016
($ in thousands)
Direct	$1,519,057	$1,668,358	$1,643,710
Assumed	4,854	6,003	6,453
Ceded	(842,505)	(957,374)	(931,557)

Return credited to policyholders’ account balances and policyholders’ benefits, net of reinsurance	$681,406	$716,987	$718,606

7.	Income Taxes

The Company is party to a federal income tax allocation agreement (the “Tax Allocation Agreement”) with Lancaster Re. The Company and Lancaster Re file a separate life consolidated federal income tax return under Internal Revenue Code Section 1504 (c)(1).

The Company does not believe it has any uncertain tax positions for its federal income tax return that would be material to its financial condition, results of income, or cash flows. Therefore, the Company did not record a liability for unrecognized tax contingencies/benefits as of December 31, 2018 and 2017. As of December 31, 2018, there were no uncertain tax positions for which management believes it is reasonably possible that the total amounts of tax contingencies will significantly increase within 12 months of the reporting date. No amounts have been accrued for interest or penalties.

36

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Notes to Consolidated Financial Statements

The components of the deferred income tax assets and liabilities as of December 31, 2018 and 2017 were as follows:

	December 31, 2018	December 31, 2017
($ in thousands)
Deferred tax assets
Policyholder reserves	$1,319,161	$1,351,638
Deferred acquisition costs	64,394	50,739
Deferred financing costs	—	2,154
Investments	61,318	—
Other assets	7,611	3,800

Total deferred tax assets	$1,452,484	$1,408,331
Valuation allowance	(65,654)	—
Deferred tax assets, after valuation allowance	$1,386,830	$1,408,331

Deferred tax liabilities
Value of business acquired	$(32,397)	$(28,356)
Amounts recoverable from reinsurers	(1,383,677)	(1,347,620)
Intangibles	(1,092)	(1,092)
Investments	(533)	(54,605)
Other liabilities	(731)	(1,243)

Total deferred tax liabilities	$(1,418,430)	$(1,432,916)

Net deferred tax asset (liability)	$(31,600)	$(24,585)

The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that any tax attribute carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) prudent and feasible tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Management determined that as of December 31, 2018, the objective negative evidence represented by the Company’s recent losses outweighed the more subjective positive evidence and, as a result, recognized a full valuation allowance on its deferred tax assets relating to unrealized losses on fixed maturities. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of deferred tax asset that is realizable. The Company had no valuation allowance as of December 31, 2017.

At December 31, 2018, the Company had $0.3 million of tax credit carryforwards and no net operating or capital loss carryforwards.

37

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Notes to Consolidated Financial Statements

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31, 2018, 2017 and 2016 were as follows:

	2018	2017	2016
($ in thousands)
Expected federal income tax expense (benefit)	$(15,662)	$(2,124)	$16,135
Dividends received deduction	(890)	(1,960)	(1,960)
Tax reform	—	(11,461)	—
Tax rate differential on capital loss carryback, etc.	(9,769)	—	—
Other	(523)	(268)	472

Total income tax expense	$(26,844)	$(15,813)	$14,647

On December 22, 2017, U.S. Tax Reform was enacted, which made significant changes to federal income tax laws, including, but not limited to: (1) reduction in the overall maximum corporate income tax rate from 35% to 21%; (2) changes to the computations for the dividends received deduction, tax reserves, and deferred acquisition costs; and (3) elimination of the net operating loss (“NOL”) carryback and limiting NOL carryforward deductions to 80% of taxable income for life insurance companies.

The SEC staff issued Staff Accounting Bulletin No. 118 (“SAB 118”) to address situations where a company does not have the necessary information available, prepared, or analyzed (including computations) in reasonable detail to complete the accounting under ASC Topic 740 Income Taxes for certain income tax effects of Tax Reform for the reporting period of enactment. SAB 118 allows the Company to provide a provisional estimate of the impacts of Tax Reform during a measurement period similar to the measurement period used when accounting for business combinations. Adjustments to provisional estimates and additional impacts from Tax Reform must be recorded as they are identified during the measurement period as provided for in SAB 118. Because changes in tax laws are accounted for in the period of enactment, and in accordance with SAB 118, the Company provisionally remeasured its deferred tax assets and liabilities based on the 21% tax rate at which they are expected to reverse in the future and has recorded a tax benefit of $11.5 million as a discrete item in the prior year provision for income taxes. We do not anticipate any significant changes to the amounts recorded.

The Company does not yet know how these federal tax law changes may affect state and local income tax provisioning, but any such impacts are not considered material to the Company’s financial position or operating results.

The dividends received deduction (“DRD”) reduces the amount of dividend income subject to U.S. tax and is the primary component of the non-taxable investment income, and, as such, is a significant component of the difference between the Company’s effective tax rate and the federal statutory tax rate of 21%. Prior to U.S. Tax Reform, the DRD related to variable life insurance and annuity contracts was generally based on a company-specific percentage referred to as the company’s share. U.S. Tax Reform now specifies the calculation to a specific percentage subsequent to 2017. The actual current year DRD can vary from the estimate based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from mutual fund investments, changes in the account balances of variable life and annuity contracts, and the Company’s taxable income before the DRD.

The Company is subject to examination by U.S. federal, state, and local income tax authorities. While the Company is not currently under any examinations, tax years 2014 and forward are generally open and available for examination.

38

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Notes to Consolidated Financial Statements

8.	Future Policy Benefits and Other Policyholder Liabilities

Life insurance liabilities include reserves for death benefits and other policy benefits. As of December 31, 2018 and 2017, future policy benefits and other policyholder liabilities consisted of the following:

	December 31, 2018	December 31, 2017
($ in thousands)
Traditional life insurance	$1,612,347	$1,607,149
Immediate fixed annuities	411,410	466,723
Accident and health insurance	1,918,570	1,809,006
Equity indexed annuities	16,547	32,601
Other	1,501,239	1,594,571

Total	$5,460,113	$5,510,050

Future policy benefits are generally equal to the present value of future benefit payments and related expenses, less the present value of future net premiums. Assumptions as to mortality, morbidity and persistency are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. Interest rates used in the determination of present values range from 2.5% to 6.0% for setting reserves.

Accident and health insurance future policy benefit reserves include gross unpaid claim reserves of $288.2 million and $256.7 million as of December 31, 2018 and 2017, respectively. These amounts are fully reinsured as of December 31, 2018 and 2017.

9.	Policyholder Account Balances

As of December 31, 2018 and 2017, policyholders’ account balances consisted of the following:

	December 31, 2018	December 31, 2017
($ in thousands)
Interest-sensitive life contracts	$5,559,712	$5,499,037
Individual annuities	4,240,012	4,761,155
Funding agreements	350,013	408,165
Other	8,170	8,554

Total policyholders’ account balances	$10,157,907	$10,676,911

Policyholders’ account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders’ account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates range from 0.4% to 6.0% for interest sensitive contracts. Interest crediting rates for individual annuities range from 0.0% to 6.0%. Interest crediting rates for funding agreements range from 0.5% to 1.0%.

10.	Certain Nontraditional Long-Duration Contracts

The Company offered traditional variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also offered variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract less any partial withdrawals (“return of net deposits”). In certain of these

39

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Notes to Consolidated Financial Statements

variable annuity contracts, the Company also contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals plus a minimum return (“minimum return”); and/or (2) the highest contract value on a specified date adjusted for any withdrawals (“contract value”). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company also issued annuity contracts with and without market value adjusted investment options (“MVAs”), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a “market adjusted value” if surrendered prior to maturity or if funds are allocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. All of the risks associated with the Company’s variable annuity contracts are reinsured with external reinsurers.

In addition, the Company issued certain variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse (“no lapse guarantee”). Variable life and variable universal life contracts are offered with general and separate account options similar to variable annuities.

The assets supporting the variable portion of both traditional variable annuities and certain variable contracts with guarantees are carried at fair value and reported as “Separate account assets” with an equivalent amount reported as “Separate account liabilities.” Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in fee income from policyholders and changes in liabilities for minimum guarantees are generally included in policyholder benefits in the Consolidated Statement of Operations and Comprehensive Income (Loss).

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, benefit utilization, timing of annuitization, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility or contractholder behavior used in the original pricing of these products.

The Company’s contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within Future policy benefits and other policyholder liabilities or Policyholders’ account

40

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Notes to Consolidated Financial Statements

balances. As of December 31, 2018 and 2017, the Company had the following guarantees associated with these contracts, by product and guarantee type:

	December 31, 2018
($ in millions)	In the Event of Death	At Annuitization/ Accumulation	For Cumulative Periodic Withdrawals	Accumulation at Specified Dates
Variable Annuity Contracts
Separate account value	$443.6	$98.2	$8.1	$40.4
Net amount at risk	$60.3	$14.8	$0.5	$6.3
Average attained age of contractholders	63 years	N/A	N/A	N/A
Weighted average waiting period until guarantee date	N/A	None	N/A	5 years
Variable Life, Variable Universal Life and Universal Life Contracts
No Lapse Guarantees
Separate account value	$320.3
General account value	$3,610.2
Net amount at risk	$64,931.8
Average attained age of contractholders	51 years

	December 31, 2017
($ in millions)	In the Event of Death	At Annuitization/ Accumulation	For Cumulative Periodic Withdrawals	Accumulation at Specified Dates
Variable Annuity Contracts
Separate account value	$543.4	$121.8	$9.9	$52.9
Net amount at risk	$44.1	$10.6	$0.1	$4.6
Average attained age of contractholders	62 years	N/A	N/A	N/A
Weighted average waiting period until guarantee date	N/A	None	N/A	5 years
Variable Life, Variable Universal Life and Universal Life Contracts
No Lapse Guarantees
Separate account value	$396.7
General account value	$3,687.9
Net amount at risk	$71,791.0
Average attained age of contractholders	50 years

41

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Notes to Consolidated Financial Statements

Liabilities for Guarantee Benefits

The liabilities for guaranteed minimum death benefits (“GMDB”) and secondary guarantees on interest-sensitive life and fixed annuities are included in Future policy benefits and other policyholder liabilities on the Consolidated Balance Sheet and the related changes in the liabilities are included in Policyholder benefits in the Consolidated Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, 2018, 2017 and 2016. Guaranteed minimum income benefits (“GMIB”), guaranteed minimum withdrawal benefits (“GMWB”) and guaranteed minimum accumulation benefits (“GMAB”) features are accounted for as bifurcated embedded derivatives and are recorded at fair value within Policyholders’ account balances on the Consolidated Balance Sheet. The changes in general account liabilities for guarantees on variable contracts were as follows:

	GMDB	GMIB	GMWB/GMAB	Secondary Guarantees
($ in thousands)	Variable Annuity	Variable Annuity	Variable Annuity	Interest- Sensitive Life and Fixed Annuities	Total
Balance as of December 31, 2015	$8,844	$5,663	$7,814	$741,285	$763,606

Less: reinsurance recoverable	8,844	5,663	7,814	100,317	122,638

Net balance as of December 31, 2015	—	—	—	640,968	640,968
Incurred guarantee benefits	—	—	—	316,344	316,344
Paid guarantee benefits	—	—	—	(156,067)	(156,067)

Net change	—	—	—	160,277	160,277
Net balance as of December 31, 2016	—	—	—	801,245	801,245
Plus reinsurance recoverable	8,626	3,440	6,835	122,608	141,509

Balance as of December 31, 2016	$8,626	$3,440	$6,835	$923,853	$942,754

Less: reinsurance recoverable	8,626	3,440	6,835	122,608	141,509

Net balance as of December 31, 2016	—	—	—	801,245	801,245
Incurred guarantee benefits	—	—	—	309,455	309,455
Paid guarantee benefits	—	—	—	(151,946)	(151,946)

Net change	—	—	—	157,509	157,509
Net balance as of December 31, 2017	—	—	—	958,754	958,754
Plus reinsurance recoverable	7,516	2,248	4,670	149,618	164,052

Balance as of December 31, 2017	$7,516	$2,248	$4,670	$1,108,372	$1,122,806

Less: reinsurance recoverable	7,516	2,248	4,670	149,618	164,052

Net balance as of December 31, 2017	—	—	—	958,754	958,754
Incurred guarantee benefits	—	—	—	307,878	307,878
Paid guarantee benefits	—	—	—	(201,517)	(201,517)

Net change	—	—	—	106,361	106,361
Net balance as of December 31, 2018	—	—	—	1,065,115	1,065,115
Plus reinsurance recoverable	9,903	3,299	5,316	169,022	187,540

Balance as of December 31, 2018	$9,903	$3,299	$5,316	$1,234,137	$1,252,655

42

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Notes to Consolidated Financial Statements

11.	Value of Business Acquired

The following changes to the VOBA asset occurred for the years ended December 31, 2018, 2017 and 2016:

($ in thousands)	2018	2017	2016
Balance at beginning of period	$135,031	$186,701	$247,702
Business acquired	—	—	—
Amortized to expense during the year (1)	(26,321)	(29,827)	(30,053)
Adjustment for unrealized investment losses during the year	45,560	(21,843)	(30,948)

Balance at end of year	$154,270	$135,031	$186,701

(1)	Amount is included in Operating and acquisition expenses on the Consolidated Statements of Operations and Other Comprehensive Income (Loss)

The estimated percentages of the VOBA balance to be amortized for the years indicated were as follows:

VOBA Amortization
2019	13%
2020	11%
2021	9%
2022	8%
2023 and thereafter	59%

12.	Commitments and Contingencies

Regulation and Compliance

The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company’s business, if any, are uncertain.

The Company is currently being examined by certain states for compliance with unclaimed property laws, premium tax and market conduct compliance. It is possible that these examinations may result in additional payments to states and to changes in the Company’s practices and procedures, which could impact benefit payments, operating and acquisition expenses and reserves, among other consequences; however, it is not likely to have a material effect on the financial statements of the Company.

The Company is assessed amounts by the state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. At December 31, 2018, the Company accrued $3.8 million for guaranty fund assessments which is expected to be offset by estimated future premium tax deductions of $3.4 million. At December 31, 2017, the Company accrued $3.3 million for guaranty fund assessments.

43

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Notes to Consolidated Financial Statements

Litigation

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company’s financial condition. Given the inherent difficulty of predicting the outcome of the Company’s litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the consolidated financial position or results of operations.

In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as contracts with advisors and consultants, outsourcing agreements, information technology agreements and service agreements. The Company has also agreed to indemnify its directors, officers and employees in accordance with the Company’s by-laws. The Company believes any potential liability under these agreements is neither probable nor estimable. Therefore, the Company has not recorded any associated liability.

Pledged or Restricted Assets

The Company had the following restricted assets:

•	Certain bonds were on deposit with governmental authorities as required by law with market values of $8.4 million and $8.6 million at December 31, 2018 and 2017, respectively.

•	Derivative cash collateral received was reported as cash equivalents of $1.0 million and $0.3 million at December 31, 2018 and 2017, respectively.

•

Funds pledged on certain mortgage loans held in the investment portfolio to finance property improvements on underlying real estate totaling $4.8 million and $8.5 million at December 31, 2018 and 2017, respectively.

•

The Company is a member of the FHLB and is required to pledge collateral to back funding agreements issued to the FHLB. Assets with a market value of approximately $513.2 and $538.7 million were pledged as collateral to the FHLB as of December 31, 2018 and 2017, respectively.

13.	Regulatory Capital and Dividends

The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Nebraska. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

The State of Nebraska requires insurance companies domiciled in its state to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of Nebraska Insurance Commissioner. Statutory accounting practices differ from GAAP primarily since they require establishing life insurance reserves based on different actuarial assumptions and valuing certain investments at amortized cost. Statutory accounting practices do not give recognition to purchase accounting adjustments.

44

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Notes to Consolidated Financial Statements

Statutory net income was $36 million, $64 million, and $52 million for the years ended December 31, 2018, 2017 and 2016, respectively. Statutory capital and surplus was $380 million and $426 million as of December 31, 2018 and December 31, 2017, respectively.

Dividend Limitations

The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the Department of Insurance is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as, the timing and amount of dividends paid in the preceding twelve months. In connection with HoldCo’s acquisition of Lincoln Benefit, prior approval of the Nebraska Director of Insurance is required for the Company for any dividend or distribution for five years subsequent to April 1, 2014. The Company paid dividends of $15.0 million, $70.0 million, and $42.0 million during the years ended December 31, 2018, 2017 and 2016, respectively.

Other

Under state insurance laws, insurance companies are required to maintain paid up capital of not less than the minimum capital requirement applicable to the types of insurance they are authorized to write. Insurance companies are also subject to risk-based capital (“RBC”) requirements adopted by state insurance regulators. A company’s “authorized control level RBC” is calculated using various factors applied to certain financial balances and activity. Companies that do not maintain statutory capital and surplus at a level in excess of the company action level RBC, which is two times authorized control level RBC, are required to take specified actions. Company action level RBC is significantly in excess of the minimum capital requirements.

14.	Leases

The Company has a lease agreement to lease office space under a non-cancellable operating lease agreement.

The minimum aggregate rental commitments as of December 31, 2018 were as follows:

($ in thousands)
2019	$230
2020	218
2021	224
2022	229
2023	235
All future years	529

Aggregate total	$1,665

15.	Related Parties

Under the management services agreement with HoldCo, HoldCo and Lincoln Benefit provide services to each other including but not limited to compliance, legal, risk management, accounting and reporting, treasury, tax and other management related services. Services are provided at cost. HoldCo provided $22.4 million, $18.9 million, and $14.1 million in services to Lincoln Benefit for the years ended December 31, 2018, 2017 and 2016, respectively.

45

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Notes to Consolidated Financial Statements

The Company has a Fee Letter (the “Fee Letter”) with Lanis LLC (“Lanis”) pursuant to which the Company will pay Lanis the risk spread due on the Vehicle Note issued by Lanis to Lancaster Re. The total expense related to this risk spread for the years ended December 31, 2018, 2017 and 2016 was approximately $8.3 million, 7.8 million, and $7.3 million, respectively.

The Company reported the following receivables/ (payables) to affiliates as of December 31, 2018 and 2017:

($ in thousands)	December 31, 2018	December 31, 2017
HoldCo	$(5,288)	$(4,715)
Lanis	$(2,131)	$(2,015)

Intercompany receivable and payable balances are evaluated on an individual company basis. Intercompany balances are generally settled quarterly.

The Company’s stock was pledged as collateral on HoldCo’s term loan agreement with a syndicate of lenders (“Term Loan”). The Term Loan was paid off in 2018.

On April 1, 2014, the Company and HoldCo entered into a Letter Agreement whereby from and after the fifth anniversary of the date of the agreement, if the Company makes any payment pursuant to the Fee Letter, within ten business days of such payment by the Company, HoldCo shall reimburse the Company in cash in an amount equal to such payment by the Company.

46

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Schedule I Summary of Investments Other Than Investments in Related Parties

December 31, 2018	Amortized Cost	Fair Value	Amount at which shown in the Consolidated Balance Sheet
($ in thousands)
Type of Investment
Fixed maturities:
Available for sale
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$305,336	$301,926	$301,926
Obligations of U.S. States and Political Subdivisions	747,872	762,465	762,465
Foreign government	22,476	19,977	19,977
All other corporate bonds	5,830,098	5,524,406	5,524,406
ABS	404,935	392,045	392,045
CMBS	307,430	300,967	300,967
RMBS	83,965	87,688	87,688
Redeemable preferred stock	14,800	14,800	14,800

Total fixed maturities, available for sale	$7,716,912	$7,404,274	$7,404,274
Trading securities	194,785	197,651	197,651
Fair value option securities	10,603	10,028	10,028

Total fixed maturities	$7,922,300	$7,611,953	$7,611,953
Other securities:
Common stock	$6,988	$6,988	$6,988
Commercial mortgage loans	853,073	852,034	853,073
Derivatives	13,527	2,976	2,976
Policy loans	176,782	176,782	176,782
Short-term investments	269,016	269,016	269,016

Total other securities	$1,319,386	$1,307,796	$1,308,835

Total investments	$9,241,686	$8,919,749	$8,920,788

47

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Schedule IV – Reinsurance

($ in thousands)	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year Ended December 31, 2018
Life insurance in force	$320,394,583	$315,936,427	$3,945,946	$8,404,102	47.0%

Premiums and contract charges:
Life and annuities	$1,189,749	$(845,346)	$5,118	$349,521	1.5%
Accident and health insurance	57,203	(55,496)	—	1,707	0.0%

	$1,246,952	$(900,842)	$5,118	$351,228	1.5%

Year Ended December 31, 2017
Life insurance in force	$343,103,636	$338,144,016	$4,049,125	$9,008,745	44.9%

Premiums and contract charges:
Life and annuities	$1,236,410	$(895,505)	$4,768	$345,673	1.4%
Accident and health insurance	58,052	(54,389)	—	3,663	0.0%

	$1,294,462	$(949,894)	$4,768	$349,336	1.4%

Year Ended December 31, 2016
Life insurance in force	$365,008,309	$359,316,014	$4,180,222	$9,872,516	42.3%

Premiums and contract charges:
Life and annuities	$1,270,770	$(918,414)	$4,749	$357,105	1.3%
Accident and health insurance	58,147	(52,633)	—	5,514	0.0%

	$1,328,917	$(971,047)	$4,749	$362,619	1.3%

No reinsurance or coinsurance income was netted against premiums ceded in the years ended December 31, 2018, 2017 and 2016.

48

PART C

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a) Financial Statements

The following financial statements are included in Part A of the Registration Statement:

None

The following financial statements are included in Part B of the Registration Statement:

The financial statements and the related financial statement schedules for Lincoln Benefit Life Company as of December 31, 2018 and 2017, and for each of the years ended December 31, 2018, 2017 and 2016.

The financial statements for the Separate Account as of December 31, 2018, and for each of the two-years in the period then ended.

The following financial statements are included in Part C of the Registration Statement:

None

(b) Exhibits

(1) Resolution of the Board of Directors of Lincoln Benefit Life Company authorizing the establishment of the Lincoln Benefit Life Variable Annuity Account. (2)

(2) Custody Agreements. (Not applicable)

(3) (a) Principal Underwriting Agreement by and among Lincoln Benefit Life Company and Allstate Distributors, L.L.C. (ALFS, Inc., merged with and into Allstate Distributors, L.L.C. effective September 1, 2011) effective November 25, 1998. (Variable Annuity Account). (3)

(b) Amended and Restated Principal Underwriting Agreement between Lincoln Benefit Life Company and Allstate Distributors, L.L.C. (ALFS, Inc. merged with and into Allstate Distributors, L.L.C. effective September 1, 2011) effective June 1, 2006. (13)

(c) Selling Agreement between Lincoln Benefit Life Company, Allstate Distributors, L.L.C. (ALFS, Inc., f/k/a Allstate Financial Services, Inc., merged with and into Allstate Distributors, L.L.C. effective September 1, 2011) and Allstate Financial Services, LLC (f/k/a LSA Securities, Inc.) effective August 2, 1999. (14)

(e) Assignment & Delegation of Administrative Services Agreements, Underwriting Agreements, and Selling Agreements between ALFS, Inc. and Allstate Life Insurance Company, Allstate Life Insurance Company of New York, Charter National Life Insurance Company, Intramerica Life Insurance Company, Allstate Distributors, L.L.C., Allstate Financial Services, LLC & Lincoln Benefit Life Company entered into on September 1, 2011. (15)

(f) Amended and Restated Principal Underwriting Agreement by and between Lincoln Benefit Life Company and Allstate Distributors, L.L.C., effective April 1, 2014. (16)

(4) (a) Consultant Solutions Classic Variable Annuity Contract. (9)

(b) Consultant Solutions Elite Variable Annuity Contract. (9)

(c) Consultant Solutions Plus Variable Annuity Contract. (9)

(d) Consultant Solutions Select Variable Annuity Contract. (9)

(e) Accumulation Benefit Rider. (9)

(f) MAV Rider. (10)

(g) Annual Increase Rider. (9)

(h) Enhanced Earnings Rider. (9)

(i) Income Protection Rider. (9)

(j) Annuity Loan Rider. (9)

(k) Grantor Trust Rider. (9)

(l) Charitable Remainder Trust Rider. (9)

(m) Unisex Rider. (10)

(n) Waiver of Charges Rider. (9)

(o) Joint Annuitants Rider. (9)

(p) Spousal Benefit Rider. (10)

(q) Withdrawal Benefit Rider. (10)

(5) Application for Contract. (9)

(6) Depositor--Corporate Documents

(a) Amended and Restated Articles of Incorporation of Lincoln Benefit Life Company dated September 26, 2000, as amended by the Articles of Amendment to the Articles of Incorporation of Lincoln Benefit Life Company dated January 21, 2015. (20)

(b) Amended and Restated By-Laws of Lincoln Benefit Life Company effective March 10, 2006. (12)

(7)(a) Reinsurance Contract. (2)

(b) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. (11)

(c) Amended and Restated Reinsurance Agreement by and between Lincoln Benefit Life Company and Allstate Life Insurance Company, effective April 1, 2014. (17)

(8) Participation Agreements:

(a) Form of Participation Agreement among Lincoln Benefit Life Company, The Universal Institutional Funds, Inc. and Miller Anderson & Sherrerd, LLP. (4)

(b) Form of Participation Agreement among PIMCO Variable Insurance Trust, Lincoln Benefit Life Company and PIMCO Funds Distributor LLC. (4)

(c) Form of Participation Agreement between Salomon Brothers Variable Series Funds Inc., and Salomon Brothers Asset Management Inc. (4)

(d) Form of Participation Agreement between Lincoln Benefit Life Company and LSA Variable Series Trust. (5)

(e) (1) Form of Participation Agreement between Lincoln Benefit Life Company and OCC Accumulation Trust. (4)

(e) (2) Amendment to Participation Agreement among OCC Accumulation Trust, OCC Distributors, and Lincoln Benefit Life Company. (6)

(f) Fund Participation Agreement between Janus Aspen Series and Lincoln Benefit Life Company. (1)

(g) Participation Agreement among Lincoln Benefit Life Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. (1)

(h) Participation Agreement among Lincoln Benefit Life Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation. (1)

(i) Form of Participation Agreement among MFS Variable Insurance Trust, Lincoln Benefit Life Company, and Massachusetts Financial Services Company. (1)

(j) Participation Agreement among the Alger American Fund, Lincoln Benefit Life Company and Fred Alger and Company, Incorporated. (1)

(k) Form of Participation Agreement among Lincoln Benefit Life Company, T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and T. Rowe Price Investment Services, Inc. (1)

(l) Form of Participation Agreement among Rydex Variable Trust, Padco Financial Services, and Lincoln Benefit Life Company. (6)

(m) Fund Participation Agreement between Lincoln Benefit Life Company, Scudder Variable Insurance Trust, and Deutsche Asset Management, Inc. (8)

(n) Form of Participation Agreement among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., and Lincoln Benefit Life Company. (7)

(o) Form of Participation Agreement among Van Kampen Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Lincoln Benefit Life Company. (7)

(p) Form of Participation Agreement (Service Shares) among Janus Aspen Series and Lincoln Benefit Life Company. (7)

(q) Form of Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc., and Lincoln Benefit Life Company. (7)

(r) Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and Lincoln Benefit Life Company. (7)

(s) Form of Participation Agreement among Putnam Variable Trust, Putnam Retail Management, Inc., and Lincoln Benefit Life Company. (7)

(t) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation, Van Eck Associates Corporation, and Lincoln Benefit Life Company. (9)

Other Material Agreements:

(u) Amended and Restated Administrative Services Agreement by and between Lincoln Benefit Life Company and Allstate Life Insurance Company, effective April 1, 2014. (18)

(v) Partial Commutation Agreement by and between Allstate Life Insurance Company and Lincoln Benefit Life Company, effective April 1, 2014. (19)

(9) Opinion and Consent of Counsel. (Filed herewith)

(10) Consents of Independent Registered Public Accounting Firms. (Filed herewith)

(11) Financial Statements Omitted from Item 23. (Not applicable)

(12) Initial Capitalization Agreement. (Not applicable)

(99) Powers of Attorney for Stephen Campbell, Richard Carbone, Clive Cowdery, Ann Frohman, Jon Hack, Robert Stein and Grace Vandecruze. (Filed herewith)

(1) Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, File No. 333-47717, filed March 11, 1998.

(2) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924, filed April 21, 1998.

(3) Incorporated herein by reference to Exhibit 10.7 to Lincoln Benefit Life Company's Quarterly Report on Form 10-Q for quarter ended June 30, 2002. (SEC File No. 333-59765).

(4) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed July 8, 1999.

(5) Pre-Effective Amendment No. 1 on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed September 29, 1999.

(6) Post-Effective Amendment No. 2 on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, Filed January 17, 2001.

(7) Post-Effective Amendment on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-61146, Filed August 8, 2001.

(8) Incorporated by reference from Registration Statement on Form N-6 for Lincoln Benefit Life Variable Life Account, File No. 333-100132, 811-7972, Filed September 27, 2002.

(9) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-109688, 811-7924, Filed October 14, 2003.

(10) Post-Effective Amendment No. 4 on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-109688, 811-7924, filed February 18, 2005.

(11) Pre-Effective Amendment No. 1 to Form N-4 Registration Statement, File No. 333-141909, filed June 20, 2007.

(12) Incorporated herein by reference to Exhibit 3.2 to Lincoln Benefit Life Company’s Quarterly Report on Form 10-Q for the quarter ended March 31, 2006. (SEC File No. 333-111553)

(13) Incorporated herein by reference to Exhibit 10.1 to Lincoln Benefit Life Company's Current Report on Form 8-K filed December 20, 2007. (SEC File No. 333-59765).

(14) Incorporated herein by reference to Exhibit 10.8 to Allstate Life Insurance Company's Annual Report on Form 10-K for 2003. (SEC File No. 000-31248).

(15) Incorporated herein by reference to Exhibit 10.1 to Allstate Life Insurance Company's Current Report on Form 8-K filed September 1, 2011. (SEC File No. 000-31248).

(16) Incorporated herein by reference to Exhibit 1(a) to Post-Effective Amendment No. 2 to Lincoln Benefit Life Company's Registration Statement on Form S-1, filed on April 4, 2014. (SEC File No. 333-180374).

(17) Incorporated herein by reference to Exhibit 10.25 to Post-Effective Amendment No. 2 to Lincoln Benefit Life Company's Registration Statement on Form S-1, filed on April 4, 2014. (SEC File No. 333-180374).

(18) Incorporated herein by reference to Exhibit 10.14 to Post-Effective Amendment No. 1 to Lincoln Benefit Life Company's Registration Statement on Form S-1, filed on April 1, 2016. (SEC File No. 333-203376).

(19) Incorporated herein by reference to Exhibit 10.26 to Post-Effective Amendment No. 2 to Lincoln Benefit Life Company's Registration Statement on Form S-1, filed on April 4, 2014. (SEC File No. 333-180374).

(20) Incorporated herein by reference to Exhibit 3(i) to Lincoln Benefit Life Company’s Registration Statement on Form S-1, filed on April 13, 2015. (SEC File No. 333-203376).
ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of Lincoln Benefit Life Company are listed below. Their principal business address is 1221 N Street, Suite 200, Lincoln, Nebraska 68508.

NAME	POSITION AND OFFICES WITH DEPOSITOR

Stephen Campbell	Director
Richard Carbone	Director
Clive Cowdery	Director
Ann Frohman	Director
Jon Hack	Director
Robert Stein	Director
Grace Vandecruze	Director
W. Weldon Wilson	Director and Chief Executive Officer
Mary Ellen Luning	President
Forozan Nasery	Chief Financial Officer, Vice President and Treasurer

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
REGISTRANT

Lancaster Re Captive Insurance Company, a Nebraska corporation, is a subsidiary of the Depositor.

ITEM 27. NUMBER OF CONTRACT OWNERS: As of January 31, 2019, there were 2,308 Qualified contract owners and 675 Non-Qualified contract owners.

ITEM 28. INDEMNIFICATION

The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled. LBL HoldCo II, Inc. has obtained directors and officers insurance, which includes indemnification for liability arising under the Securities Act of 1933 that the directors and officers of LBL HoldCo II, Inc. and its subsidiaries may, in such capacities, incur.

The By-Laws of Allstate Distributors, L.L.C. (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

Under the terms of the principal underwriting agreement between the Depositor and the Distributor, the Depositor agrees to indemnify the Distributor for any liability that the latter may incur to a Contract Owner or party-in-interest under a

Contract, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Contract; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the underwriting agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

Allstate Distributors, L.L.C. ("ADLLC") serves as principal underwriter and distributor of the Contracts. ADLLC is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the National Association of Securities Dealers, Inc.

Lincoln Benefit does not pay ADLLC any commission or other compensation. Under the underwriting agreement for the Contracts, Lincoln Benefit reimburses ADLLC for expenses incurred in distributing the Contracts, including liability arising from services Lincoln Benefit provides on the Contracts.

ADLLC also serves as distributor for the Lincoln Benefit Life Variable Life Account, which is another separate account of Lincoln Benefit.
ITEM 29B. PRINCIPAL UNDERWRITERS

The directors and officers of Allstate Distributors, the principal underwriter, are as follows:

Name and Principal Business Address of Each Such Person*	Positions and Offices with Underwriter
Willemsen, Lisette S.	Assistant Secretary
Flewellen, James M.	Chairman of the Board
Goldstein, Dana	Chief Compliance Officer
Merten, Jesse E.	Executive Vice President and Assistant Treasurer
Andrew, Grant S.	Manager
Flewellen, James M.	Manager
Fontana, Angela K.	Manager
Fortin, Mary Jane	Manager
Imbarrato, Mario	Manager
Nelson, Mary K.	Manager
Rugel, P. John	Manager
Stricker, Brian P.	Manager
Nelson, Mary K.	President
Hwang, Christina	Senior Vice President
Welton, Courtney V.	Senior Vice President and Chief Privacy and Ethics Officer
Ferren, Eric K.	Senior Vice President and Controller
Gordon, Daniel G.	Vice President and Assistant Secretary
Lundahl, Carol E.	Vice President and Assistant Treasurer
Goll, Marian	Vice President and Treasurer
Fontana, Angela K.	Vice President, General Counsel and Secretary

* The principal business address of the foregoing officers and directors is 3075 Sanders Road, Northbrook, IL 60062-7127.

ITEM 29C. COMPENSATION OF PRINCIPAL UNDERWRITER

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Discounts and Commissions	Net Underwriting Compensation on Redemption	Brokerage Commissions	Compensation
Allstate Distributors, L.L.C.	$0	$0	$0	$0

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Lincoln Benefit Life Company, is located at 1221 N Street, Suite 200, Lincoln, Nebraska 68508.

The Principal Underwriter, ADLLC, is located at 3100 Sanders Road, Northbrook, Illinois 60062.

SE2, LLC provides administrative services in connection with the variable annuity contracts and is located at 5801 SW 6th Avenue, Topeka, Kansas 66636.
Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.
ITEM 31. MANAGEMENT SERVICES
None.
ITEM 32. UNDERTAKINGS

Registrant undertakes (1) to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted; (2) to include either (A) as part of any application to purchase a Contract offered by the prospectus forming part of this Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, and (3) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS

Lincoln Benefit Life Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SECTION 26(e) REPRESENTATIONS
Lincoln Benefit Life Company further represents that fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its registration statement and has duly caused this Post-Effective Amendment to be signed on its behalf in the City of Stamford, and the State of Connecticut, on April 11, 2019.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT (REGISTRANT)
By:	LINCOLN BENEFIT LIFE COMPANY

By:	/s/ W. Weldon Wilson W. Weldon Wilson Director and Chief Executive Officer

By:	LINCOLN BENEFIT LIFE COMPANY (DEPOSITOR)

By:	/s/ W. Weldon Wilson W. Weldon Wilson Director and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons and in the capacity indicated on April 11, 2019.

SIGNATURE	TITLE
*Stephen Campbell	Director
Stephen Campbell

*Richard Carbone	Director
Richard Carbone

*Clive Cowdery	Director
Clive Cowdery

*Ann Frohman	Director
Ann Frohman

*Jon Hack	Director
Jon Hack

*Robert Stein	Director
Robert Stein

*Grace Vandecruze	Director
Grace Vandecruze

/s/ W. Weldon Wilson	Director and Chief Executive Officer (Principal Executive Officer)
W. Weldon Wilson

/s/ Mary Ellen Luning	President
Mary Ellen Luning

/s/ Forozan Nasery	Chief Financial Officer, Treasurer and Vice President
Forozan Nasery	(Principal Financial Officer and Principal Accounting Officer)

*By: Forozan Nasery, pursuant to Power of Attorney.

EXHIBITS

(9) Opinion and Consent of Counsel

(10)    Consents of Independent Registered Public Accounting Firms.

(99)    Powers of Attorney for Stephen Campbell, Richard Carbone, Clive Cowdery, Ann Frohman, Jon Hack, Robert Stein and Grace Vandecruze.